UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07803

Name of Registrant:	Vanguard Scottsdale Funds
Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2021—February 28, 2022

Item 1: Reports to Shareholders

Semiannual Report   |   February 28, 2022
Vanguard Explorer Value™ Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	15

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2022
Explorer Value Fund	Beginning Account Value 8/31/2021	Ending Account Value 2/28/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,009.20	$2.89
Based on Hypothetical 5% Yearly Return	1,000.00	1,021.92	2.91
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.58%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Explorer Value Fund
Fund Allocation
As of February 28, 2022
Communication Services	6.8%
Consumer Discretionary	9.3
Consumer Staples	1.6
Energy	5.5
Financials	21.0
Health Care	5.1
Industrials	18.7
Information Technology	11.4
Materials	8.8
Real Estate	10.2
Utilities	1.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Explorer Value Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (94.5%)
Communication Services (6.5%)
	Nexstar Media Group Inc. Class A	139,025	25,727
*	Ziff Davis Inc.	202,166	20,338
	John Wiley & Sons Inc. Class A	216,658	10,900
*	Madison Square Garden Entertainment Corp.	69,779	5,468
	Paramount Global Class B	124,482	3,810
	Interpublic Group of Cos. Inc.	100,409	3,695
	Manchester United plc Class A	159,257	2,142
*	Madison Square Garden Sports Corp.	11,530	1,995
	TEGNA Inc.	56,283	1,290
			75,365
Consumer Discretionary (8.7%)
	Lithia Motors Inc. Class A	54,737	18,655
*	Victoria's Secret & Co.	258,020	13,838
	Kontoor Brands Inc.	143,606	7,114
*	Helen of Troy Ltd.	32,318	6,647
*	Cheesecake Factory Inc.	135,436	5,795
*	Modine Manufacturing Co.	560,105	5,657
*	Adtalem Global Education Inc.	267,462	5,558
*	Mattel Inc.	193,348	4,830
	LCI Industries	34,977	4,355
*	Lands' End Inc.	232,724	3,947
*	Perdoceo Education Corp.	350,275	3,667
*,1	Bed Bath & Beyond Inc.	192,397	3,250
	Boyd Gaming Corp.	44,950	3,189
*	Stoneridge Inc.	178,786	2,952
*	Mohawk Industries Inc.	20,375	2,868
*	OneSpaWorld Holdings Ltd.	266,878	2,760
*	LGI Homes Inc.	21,813	2,751
	Gentex Corp.	81,839	2,477
*	Royal Caribbean Cruises Ltd.	21,984	1,775
			102,085
Consumer Staples (1.5%)
	Spectrum Brands Holdings Inc.	174,011	16,145
	J M Smucker Co.	13,080	1,762
			17,907
		Shares	Market Value• ($000)
Energy (5.2%)
	PDC Energy Inc.	223,918	14,447
	Magnolia Oil & Gas Corp. Class A	500,974	11,197
	Viper Energy Partners LP	350,426	10,306
	DTE Midstream LLC	157,402	8,358
	Coterra Energy Inc.	253,701	5,919
	Rattler Midstream LP	343,168	4,739
	International Seaways Inc.	181,377	3,318
	Core Laboratories NV	88,436	2,437
			60,721
Financials (19.8%)
	PacWest Bancorp	593,323	29,322
	Starwood Property Trust Inc.	637,770	15,204
	Popular Inc.	140,174	12,875
	Columbia Banking System Inc.	320,739	11,749
	Wintrust Financial Corp.	116,009	11,527
	Pinnacle Financial Partners Inc.	113,122	11,434
*	Bancorp Inc.	371,331	10,880
	Washington Federal Inc.	293,632	10,447
	Webster Financial Corp.	167,540	10,088
	First Merchants Corp.	209,416	9,160
	BankUnited Inc.	206,774	9,139
	First BanCorp. (XNYS)	638,252	9,012
	BGC Partners Inc. Class A	1,885,420	8,635
	Flushing Financial Corp.	354,094	8,318
	Argo Group International Holdings Ltd.	195,539	8,246
	Pacific Premier Bancorp Inc.	205,908	7,971
	WSFS Financial Corp.	118,420	6,019
*	NMI Holdings Inc. Class A	255,858	5,920
	Renasant Corp.	161,089	5,881
	Evercore Inc. Class A	40,327	5,122
	KKR & Co. Inc.	63,544	3,820
	Northern Trust Corp.	32,262	3,675
	PJT Partners Inc. Class A	54,295	3,465
	BOK Financial Corp.	27,854	2,861
	First American Financial Corp.	40,734	2,731
	Affiliated Managers Group Inc.	16,053	2,221
	Lazard Ltd. Class A	63,909	2,210
*	Green Dot Corp. Class A	74,750	2,142
4

Explorer Value Fund
		Shares	Market Value• ($000)
	Janus Henderson Group plc	34,011	1,142
			231,216
Health Care (4.9%)
*	Syneos Health Inc.	177,687	14,073
*	Envista Holdings Corp.	198,805	9,543
*	Pacira BioSciences Inc.	98,191	6,548
*	NuVasive Inc.	94,507	5,115
*	Varex Imaging Corp.	193,404	4,572
*	Acadia Healthcare Co. Inc.	66,790	3,788
*	Merit Medical Systems Inc.	58,145	3,781
*	Laboratory Corp. of America Holdings	12,451	3,377
*	Covetrus Inc.	150,881	2,673
*	Bio-Rad Laboratories Inc. Class A	2,644	1,655
*	Charles River Laboratories International Inc.	5,258	1,531
			56,656
Industrials (17.7%)
*	Colfax Corp.	449,390	18,070
*	KAR Auction Services Inc.	867,400	16,012
	BWX Technologies Inc.	205,326	10,968
*	XPO Logistics Inc.	147,358	10,710
*	GXO Logistics Inc.	126,710	10,635
*	Beacon Roofing Supply Inc.	167,383	9,991
	KBR Inc.	187,792	9,322
*	WESCO International Inc.	67,449	8,211
	MDU Resources Group Inc.	301,669	8,076
	Applied Industrial Technologies Inc.	79,397	8,027
*	Univar Solutions Inc.	258,705	7,945
	Interface Inc. Class A	531,532	6,936
*	Stericycle Inc.	106,269	6,202
	Kaman Corp.	141,342	6,136
*	Builders FirstSource Inc.	81,621	6,074
	EnerSys	80,237	5,836
	HNI Corp.	136,993	5,574
*	Triumph Group Inc.	199,805	5,003
*	MRC Global Inc.	430,345	4,346
	Kennametal Inc.	108,516	3,441
	Greenbrier Cos. Inc.	76,942	3,418
	Nielsen Holdings plc	190,884	3,325
*	Resideo Technologies Inc.	125,514	3,231
	Altra Industrial Motion Corp.	73,795	3,134
*	Array Technologies Inc.	265,421	2,983
	Quanta Services Inc.	27,165	2,959
	Masco Corp.	48,358	2,710
	ADT Inc.	366,043	2,676
	nVent Electric plc	76,683	2,602
	AZZ Inc.	52,120	2,566
	Brink's Co.	31,242	2,189
	Snap-on Inc.	9,685	2,036
	Steelcase Inc. Class A	162,371	1,976
*	CIRCOR International Inc.	70,624	1,903
	Simpson Manufacturing Co. Inc.	8,081	958
			206,181
Information Technology (10.8%)
	Silicon Motion Technology Corp. ADR	232,185	16,843
*	ACI Worldwide Inc.	457,703	15,342
*	Verint Systems Inc.	253,247	12,720
	Concentrix Corp.	55,696	11,133
*	Insight Enterprises Inc.	96,754	10,062
		Shares	Market Value• ($000)
*	Euronet Worldwide Inc.	71,051	9,111
	Jabil Inc.	154,916	8,956
	Belden Inc.	139,291	7,849
*	Teledyne Technologies Inc.	17,793	7,640
	TD SYNNEX Corp.	67,612	6,885
*	Fabrinet	68,552	6,864
*	Cognyte Software Ltd.	388,724	4,338
*	Zebra Technologies Corp. Class A	5,032	2,080
*	MACOM Technology Solutions Holdings Inc. Class H	34,520	2,075
	MKS Instruments Inc.	12,081	1,819
*	Keysight Technologies Inc.	10,661	1,678
			125,395
Materials (8.3%)
	Silgan Holdings Inc.	576,277	24,134
	FMC Corp.	187,697	22,007
*	Axalta Coating Systems Ltd.	571,028	15,441
	Ashland Global Holdings Inc.	136,413	12,588
	Eagle Materials Inc.	65,434	8,953
	Carpenter Technology Corp.	131,950	5,066
	Graphic Packaging Holding Co.	220,680	4,542
	Pactiv Evergreen Inc.	375,526	3,613
			96,344
Real Estate (9.6%)
	Gaming and Leisure Properties Inc.	377,508	17,143
	Medical Properties Trust Inc.	827,386	16,829
	Newmark Group Inc. Class A	620,491	10,970
	SITE Centers Corp.	588,455	9,150
*	Howard Hughes Corp.	94,741	9,055
	STAG Industrial Inc.	224,279	8,738
	Spirit Realty Capital Inc.	187,100	8,676
	Corporate Office Properties Trust	306,852	8,043
	Agree Realty Corp.	118,616	7,609
	RPT Realty	375,654	4,865
*	Sunstone Hotel Investors Inc.	459,418	4,861
*	Jones Lang LaSalle Inc.	12,669	3,119
*	CBRE Group Inc. Class A	27,619	2,675
			111,733
Utilities (1.5%)
	Portland General Electric Co.	169,670	8,614
	ALLETE Inc.	89,362	5,625
	Unitil Corp.	65,818	3,323
			17,562
Total Common Stocks (Cost $854,852)			1,101,165

5

Explorer Value Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (5.5%)
Money Market Fund (5.5%)
[2,3]	Vanguard Market Liquidity Fund, 0.138% (Cost $63,930)	639,427	63,936
Total Investments (100.0%) (Cost $918,782)			1,165,101
Other Assets and Liabilities—Net (0.0%)			39
Net Assets (100%)			1,165,140
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,520,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,530,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2022	298	30,463	(2,289)

See accompanying Notes, which are an integral part of the Financial Statements.
6

Explorer Value Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $854,852)	1,101,165
Affiliated Issuers (Cost $63,930)	63,936
Total Investments in Securities	1,165,101
Investment in Vanguard	39
Cash	90
Cash Collateral Pledged—Futures Contracts	1,643
Receivables for Investment Securities Sold	35
Receivables for Accrued Income	676
Receivables for Capital Shares Issued	994
Variation Margin Receivable—Futures Contracts	82
Total Assets	1,168,660
Liabilities
Payables for Investment Securities Purchased	120
Collateral for Securities on Loan	1,530
Payables to Investment Advisor	1,085
Payables for Capital Shares Redeemed	694
Payables to Vanguard	91
Total Liabilities	3,520
Net Assets	1,165,140
At February 28, 2022, net assets consisted of:

Paid-in Capital	904,616
Total Distributable Earnings (Loss)	260,524
Net Assets	1,165,140

Net Assets
Applicable to 26,010,487 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,165,140
Net Asset Value Per Share	$44.80

See accompanying Notes, which are an integral part of the Financial Statements.
7

Explorer Value Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends[1]	7,553
Interest[2]	32
Securities Lending—Net	—
Total Income	7,585
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,697
Performance Adjustment	381
The Vanguard Group—Note C
Management and Administrative	1,154
Marketing and Distribution	76
Custodian Fees	16
Shareholders’ Reports	25
Trustees’ Fees and Expenses	—
Other Expenses	8
Total Expenses	3,357
Net Investment Income	4,228
Realized Net Gain (Loss)
Investment Securities Sold[2]	27,331
Futures Contracts	(3,181)
Realized Net Gain (Loss)	24,150
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(16,628)
Futures Contracts	(2,515)
Change in Unrealized Appreciation (Depreciation)	(19,143)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,235
1	Dividends are net of foreign withholding taxes of $27,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $31,000, ($6,000), $2,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Explorer Value Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,228	7,595
Realized Net Gain (Loss)	24,150	65,789
Change in Unrealized Appreciation (Depreciation)	(19,143)	230,573
Net Increase (Decrease) in Net Assets Resulting from Operations	9,235	303,957
Distributions
Total Distributions	(47,187)	(5,943)
Capital Share Transactions
Issued	116,381	672,371
Issued in Lieu of Cash Distributions	44,561	5,616
Redeemed	(122,323)	(374,152)
Net Increase (Decrease) from Capital Share Transactions	38,619	303,835
Total Increase (Decrease)	667	601,849
Net Assets
Beginning of Period	1,164,473	562,624
End of Period	1,165,140	1,164,473

See accompanying Notes, which are an integral part of the Financial Statements.
9

Explorer Value Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$46.26	$30.32	$33.49	$40.53	$34.45	$31.55
Investment Operations
Net Investment Income[1]	.165	.351	.400	.494	.355	.329
Net Realized and Unrealized Gain (Loss) on Investments	.256	15.911	(3.032)	(4.921)	7.112	3.331
Total from Investment Operations	.421	16.262	(2.632)	(4.427)	7.467	3.660
Distributions
Dividends from Net Investment Income	(.352)	(.322)	(.538)	(.366)	(.288)	(.308)
Distributions from Realized Capital Gains	(1.529)	—	—	(2.247)	(1.099)	(.452)
Total Distributions	(1.881)	(.322)	(.538)	(2.613)	(1.387)	(.760)
Net Asset Value, End of Period	$44.80	$46.26	$30.32	$33.49	$40.53	$34.45
Total Return[2]	0.92%	53.90%	-8.12%	-10.10%	22.10%	11.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,165	$1,164	$563	$655	$768	$607
Ratio of Total Expenses to Average Net Assets[3]	0.58%	0.52%	0.64%	0.55%	0.56%	0.55%
Ratio of Net Investment Income to Average Net Assets	0.80%	0.85%	1.28%	1.45%	0.95%	0.98%
Portfolio Turnover Rate	21%	41%	42%	27%	31%	33%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.07%, 0.01%, 0.09%, 0.01%, 0.03% and (0.01%).

See accompanying Notes, which are an integral part of the Financial Statements.
10

Explorer Value Fund
Notes to Financial Statements
Vanguard Explorer Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented 4% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
11

Explorer Value Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
12

Explorer Value Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Cardinal Capital Management, L.L.C., Frontier Capital Management Co., LLC, and, beginning January 2022, Ariel Investments, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Frontier Capital Management Co., LLC, is subject to quarterly adjustments based on performance relative to the Russell 2000 Value Index for the preceding three years. The basic fee of Cardinal Capital Management, L.L.C., is subject to quarterly adjustments based on performance relative to the Russell 3000 Value Custom Index for the preceding three years. In accordance with the advisory contract entered into with Ariel Investments, LLC, beginning March 1, 2023, the investment advisory fee will be subject to quarterly adjustments based on performance relative to the Russell 2500 Value Index since February 28, 2022.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended February 28, 2022, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.29% of the fund’s average net assets, before a net increase of $381,000 (0.07%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $39,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
13

Explorer Value Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
E.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	922,728
Gross Unrealized Appreciation	276,785
Gross Unrealized Depreciation	(36,701)
Net Unrealized Appreciation (Depreciation)	240,084
F.	During the six months ended February 28, 2022, the fund purchased $222,789,000 of investment securities and sold $223,083,000 of investment securities, other than temporary cash investments.
G.	Capital shares issued and redeemed were:

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	Shares (000)	Shares (000)
Issued	2,521	15,359
Issued in Lieu of Cash Distributions	998	152
Redeemed	(2,680)	(8,893)
Net Increase (Decrease) in Shares Outstanding	839	6,618
At February 28, 2022, one shareholder was a record or beneficial owner of 27% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
14

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Explorer Value Fund has renewed the fund’s investment advisory arrangements with Cardinal Capital Management, L.L.C. (Cardinal), and Frontier Capital Management Co., LLC (Frontier). Effective January 31, 2022, the board also approved a restructuring of the fund’s investment advisory arrangements whereby Ariel Investments, LLC (Ariel), has been added as an advisor to the fund. The board determined that the foregoing actions were in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board considered the quality of the investment management services to be provided to the fund by Ariel, reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered the following:
Ariel. Founded in 1983, Ariel is an established investment manager that became an industry trailblazer by being the first black-owned mutual fund company in the United States. Ariel’s culture is built upon long-term, patient investing as they search for companies in unique positions of strength. The firm manages long-only domestic, international, and global value mandates using their same long-term, value approach.
Cardinal. Founded in 1995, Cardinal is an investment advisor that manages small- and mid-capitalization value portfolios. Cardinal utilizes fundamental research to analyze a company’s ability to generate free cash flow and deploy that cash flow efficiently, enhancing shareholder value. Cardinal’s analysts engage extensively with company management teams to understand
15

their capital allocation decisions. Cardinal seeks to purchase companies that can generate superior cash flow and make value-creating capital allocation decisions at attractive valuations. Cardinal has managed a portion of the fund since the fund’s inception.
Frontier. Founded in 1980, Frontier is an investment advisor with a long history of investing in small- and mid-cap stocks. Frontier employs a relative value approach that focuses on identifying companies with solid business models, unrecognized earnings power, and attractive valuations. The portfolio managers have the support of Frontier’s deep team of sector-focused analysts and other small- and mid-cap portfolio managers. Frontier has managed a portion of the fund since the fund’s inception.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of Cardinal’s and Frontier’s subportfolios, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. The board also concluded that Ariel has successfully operated the recommended strategy since 1986, with returns exceeding 38 bps annualized since inception versus the strategy’s benchmark.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that Cardinal’s and Frontier’s advisory fee rates were also below the peer-group average. The board also concluded that the advisory fee rate to be paid to Ariel is below the fund’s peer-group average.
The board did not consider the profitability of Ariel, Cardinal, or Frontier in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Ariel, Cardinal, and Frontier. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
16

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q16902 042022

Semiannual Report   |   February 28, 2022
Vanguard Russell 1000 Index Funds
Vanguard Russell 1000 Index Fund
Vanguard Russell 1000 Value Index Fund
Vanguard Russell 1000 Growth Index Fund

Contents
About Your Fund’s Expenses	1
Russell 1000 Index Fund	3
Russell 1000 Value Index Fund	25
Russell 1000 Growth Index Fund	46

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2022
	Beginning Account Value 8/31/2021	Ending Account Value 2/28/2022	Expenses Paid During Period
Based on Actual Fund Return
Russell 1000 Index Fund
ETF Shares	$1,000.00	$961.00	$0.39
Institutional Shares	1,000.00	961.00	0.34
Russell 1000 Value Index Fund
ETF Shares	$1,000.00	$1,003.60	$0.40
Institutional Shares	1,000.00	1,003.70	0.35
Russell 1000 Growth Index Fund
ETF Shares	$1,000.00	$922.40	$0.38
Institutional Shares	1,000.00	922.40	0.33
Based on Hypothetical 5% Yearly Return
Russell 1000 Index Fund
ETF Shares	$1,000.00	$1,024.40	$0.40
Institutional Shares	1,000.00	1,024.45	0.35
Russell 1000 Value Index Fund
ETF Shares	$1,000.00	$1,024.40	$0.40
Institutional Shares	1,000.00	1,024.45	0.35
Russell 1000 Growth Index Fund
ETF Shares	$1,000.00	$1,024.40	$0.40
Institutional Shares	1,000.00	1,024.45	0.35
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Russell 1000 Index Fund, 0.08% for ETF Shares and 0.07% for Institutional Shares; for the Russell 1000 Value Index Fund, 0.08% for ETF Shares and 0.07% for Institutional Shares; and for the Russell 1000 Growth Index Fund, 0.08% for ETF Shares and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Russell 1000 Index Fund
Fund Allocation
As of February 28, 2022
Basic Materials	1.6%
Consumer Discretionary	15.4
Consumer Staples	5.3
Energy	3.6
Financials	11.4
Health Care	12.5
Industrials	12.7
Real Estate	3.3
Technology	28.7
Telecommunications	2.8
Utilities	2.7
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

Russell 1000 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.6%)
	Freeport-McMoRan Inc.	189,477	8,896
	Newmont Corp.	103,834	6,874
	Air Products and Chemicals Inc.	28,511	6,737
	Dow Inc.	96,737	5,704
	Ecolab Inc.	32,191	5,674
	Nucor Corp.	36,974	4,866
	International Flavors & Fragrances Inc.	32,974	4,386
	Fastenal Co.	74,384	3,828
	LyondellBasell Industries NV Class A	33,909	3,297
	Albemarle Corp.	15,013	2,941
	Mosaic Co.	48,015	2,517
	CF Industries Holdings Inc.	27,667	2,246
	International Paper Co.	49,794	2,168
	Eastman Chemical Co.	17,306	2,050
	Celanese Corp. Class A	14,131	1,968
	FMC Corp.	16,393	1,922
	Avery Dennison Corp.	10,715	1,888
	Alcoa Corp.	24,110	1,816
	Steel Dynamics Inc.	24,311	1,716
	Reliance Steel & Aluminum Co.	8,123	1,550
*	Cleveland-Cliffs Inc.	58,464	1,307
	Huntsman Corp.	26,822	1,085
	Royal Gold Inc.	8,477	1,028
	Olin Corp.	18,736	965
	US Steel Corp.	34,476	938
	Valvoline Inc.	23,528	761
	Southern Copper Corp.	10,918	758
	Scotts Miracle-Gro Co.	5,308	743
	Element Solutions Inc.	30,146	741
	Ashland Global Holdings Inc.	7,203	665
*	Univar Solutions Inc.	21,365	656
	Hexcel Corp.	10,807	626
	Chemours Co.	20,653	570
	Timken Co.	8,390	550
	Westlake Corp.	4,258	470
	NewMarket Corp.	862	274
*	Sylvamo Corp.	4,587	160
			85,341
Consumer Discretionary (15.3%)
*	Amazon.com Inc.	56,134	172,402
*	Tesla Inc.	104,576	91,026
	Home Depot Inc.	137,589	43,455
		Shares	Market Value• ($000)
*	Walt Disney Co.	234,698	34,843
	Costco Wholesale Corp.	57,154	29,677
	Walmart Inc.	185,587	25,084
	McDonald's Corp.	96,631	23,652
*	Netflix Inc.	55,806	22,017
	NIKE Inc. Class B	160,238	21,881
	Lowe's Cos. Inc.	89,625	19,813
	Starbucks Corp.	152,206	13,971
	Target Corp.	62,997	12,585
*	Booking Holdings Inc.	5,287	11,485
	TJX Cos. Inc.	155,620	10,286
	Ford Motor Co.	506,702	8,898
	Estee Lauder Cos. Inc. Class A	29,641	8,784
*	General Motors Co.	178,050	8,319
	Activision Blizzard Inc.	99,986	8,149
*	Uber Technologies Inc.	208,893	7,526
	Dollar General Corp.	30,218	5,993
*	Marriott International Inc. Class A	35,191	5,987
*	O'Reilly Automotive Inc.	8,625	5,600
*	Chipotle Mexican Grill Inc. Class A	3,631	5,531
*	Hilton Worldwide Holdings Inc.	35,444	5,276
*	AutoZone Inc.	2,710	5,050
*	Trade Desk Inc. Class A	56,165	4,792
	Electronic Arts Inc.	36,701	4,774
*	Lululemon Athletica Inc.	14,748	4,718
	Yum! Brands Inc.	38,019	4,660
*	Aptiv plc	34,898	4,517
	eBay Inc.	81,003	4,422
	Ross Stores Inc.	45,274	4,138
*	Dollar Tree Inc.	28,803	4,092
*	Expedia Group Inc.	18,740	3,675
	DR Horton Inc.	42,530	3,632
*	Southwest Airlines Co.	76,277	3,341
*	Copart Inc.	27,042	3,323
*	Delta Air Lines Inc.	82,513	3,294
	Lennar Corp. Class A	35,781	3,216
	Best Buy Co. Inc.	31,739	3,067
	Tractor Supply Co.	14,678	2,991
	Yum China Holdings Inc.	55,388	2,881
*	Spotify Technology SA	17,668	2,760
*	Ulta Beauty Inc.	6,789	2,542
*	Etsy Inc.	16,306	2,526
	Darden Restaurants Inc.	16,886	2,452
	VF Corp.	41,807	2,426
4

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Take-Two Interactive Software Inc.	14,810	2,399
	Paramount Global Class B	76,301	2,336
*	CarMax Inc.	21,201	2,318
*	Royal Caribbean Cruises Ltd.	28,459	2,297
	Omnicom Group Inc.	27,241	2,285
	Pool Corp.	4,965	2,277
*	Carnival Corp.	110,643	2,249
	MGM Resorts International	50,612	2,242
*	Caesars Entertainment Inc.	26,479	2,229
	Genuine Parts Co.	18,100	2,211
	Garmin Ltd.	19,657	2,171
*	Live Nation Entertainment Inc.	17,721	2,141
	Domino's Pizza Inc.	4,701	2,032
*	NVR Inc.	407	2,018
*	Burlington Stores Inc.	8,606	1,944
	Interpublic Group of Cos. Inc.	50,943	1,875
*	United Airlines Holdings Inc.	41,904	1,861
*	Las Vegas Sands Corp.	42,695	1,830
	Fox Corp. Class A	41,795	1,748
	Bath & Body Works Inc.	31,544	1,684
	Advance Auto Parts Inc.	8,176	1,672
	LKQ Corp.	35,265	1,656
	PulteGroup Inc.	32,623	1,620
	Hasbro Inc.	16,527	1,604
	Whirlpool Corp.	7,723	1,554
*	Carvana Co. Class A	10,114	1,522
*	Liberty Media Corp.-Liberty Formula One Class C	24,935	1,514
	Tapestry Inc.	35,991	1,472
*	Lyft Inc. Class A	37,437	1,458
*	American Airlines Group Inc.	82,141	1,417
	Williams-Sonoma Inc.	9,609	1,392
*	Wayfair Inc. Class A	9,789	1,379
	Vail Resorts Inc.	5,148	1,341
*	Capri Holdings Ltd.	19,264	1,305
	Lithia Motors Inc. Class A	3,823	1,303
	BorgWarner Inc. (XNYS)	30,838	1,265
*	Floor & Decor Holdings Inc. Class A	13,118	1,254
	Service Corp. International	20,545	1,250
*	Rivian Automotive Inc. Class A	18,430	1,245
	Lear Corp.	7,825	1,231
*	Zynga Inc. Class A	133,635	1,213
*	Wynn Resorts Ltd.	13,707	1,186
	Newell Brands Inc.	49,509	1,176
*	Discovery Inc. Class C	41,493	1,161
*	Five Below Inc.	7,083	1,159
	Churchill Downs Inc.	4,708	1,134
*	Mattel Inc.	45,082	1,126
	Aramark	29,724	1,099
	News Corp. Class A	49,071	1,095
*	Penn National Gaming Inc.	21,117	1,084
	Kohl's Corp.	19,237	1,070
*	Liberty Media Corp.- Liberty SiriusXM Class C	21,188	1,066
*	Deckers Outdoor Corp.	3,561	1,028
	Wyndham Hotels & Resorts Inc.	11,877	1,026
*	Peloton Interactive Inc. Class A	35,050	1,019
		Shares	Market Value• ($000)
*	Bright Horizons Family Solutions Inc.	7,784	1,017
*	GameStop Corp. Class A	8,196	1,011
*	SiteOne Landscape Supply Inc.	5,634	971
	Rollins Inc.	29,489	962
*	DraftKings Inc. Class A	40,406	957
	New York Times Co. Class A	21,392	941
*	Norwegian Cruise Line Holdings Ltd.	47,905	934
	Nexstar Media Group Inc. Class A	5,035	932
	Gentex Corp.	30,696	929
*	Planet Fitness Inc. Class A	10,880	921
*	RH	2,239	900
*	Alaska Air Group Inc.	15,970	897
	PVH Corp.	9,151	896
	Polaris Inc.	7,279	884
	Dick's Sporting Goods Inc.	8,122	853
	Harley-Davidson Inc.	19,951	824
	Ralph Lauren Corp. Class A	6,204	819
	Nielsen Holdings plc	46,331	807
	Marriott Vacations Worldwide Corp.	4,989	802
*	Skechers USA Inc. Class A	16,884	776
	Toll Brothers Inc.	14,281	775
	Tempur Sealy International Inc.	22,758	751
*	Boyd Gaming Corp.	10,533	747
	Fox Corp. Class B	19,084	730
[1]	Sirius XM Holdings Inc.	115,048	709
	Hanesbrands Inc.	44,860	693
*	YETI Holdings Inc.	10,950	674
*	Terminix Global Holdings Inc.	15,608	664
	AMERCO	1,139	658
*	IAA Inc.	17,445	641
	Choice Hotels International Inc.	4,399	635
	Leggett & Platt Inc.	17,036	632
*	Hyatt Hotels Corp. Class A	6,502	631
*	JetBlue Airways Corp.	41,320	631
*	AutoNation Inc.	5,407	620
	Thor Industries Inc.	6,776	613
	Travel + Leisure Co.	10,930	613
*	Chegg Inc.	18,828	589
*	Discovery Inc. Class A	20,989	589
*	Liberty Media Corp.- Liberty SiriusXM Class A	11,463	577
	H&R Block Inc.	22,436	557
	Carter's Inc.	5,486	530
	Wendy's Co.	23,101	525
*	Victoria's Secret & Co.	9,766	524
*	QuantumScape Corp. Class A	31,924	515
	Columbia Sportswear Co.	5,036	467
*	Sabre Corp.	41,893	458
*	Grand Canyon Education Inc.	5,142	446
*	Six Flags Entertainment Corp.	9,777	427
*	Madison Square Garden Sports Corp.	2,424	419
*	Under Armour Inc. Class A	23,178	415
*	Coty Inc. Class A	43,419	398
*	Under Armour Inc. Class C	25,448	398

5

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Penske Automotive Group Inc.	3,907	384
	News Corp. Class B	17,008	382
	Gap Inc.	25,880	377
*	Leslie's Inc.	17,675	377
	Foot Locker Inc.	11,484	363
*	Ollie's Bargain Outlet Holdings Inc.	8,336	360
*	Copa Holdings SA Class A	4,013	340
*	frontdoor Inc.	11,179	336
*	TripAdvisor Inc.	13,073	333
	World Wrestling Entertainment Inc. Class A	5,586	331
*	Nordstrom Inc.	14,155	294
*	Playtika Holding Corp.	13,324	274
	Qurate Retail Inc. Series A	46,865	258
*	Driven Brands Holdings Inc.	7,383	217
*	Figs Inc. Class A	13,114	215
*	Liberty Media Corp.- Liberty Formula One Class A	3,710	208
*	Mister Car Wash Inc.	10,524	169
*	Petco Health & Wellness Co. Inc. Class A	6,810	119
	Lennar Corp. Class B	583	44
			815,437
Consumer Staples (5.3%)
	Procter & Gamble Co.	311,515	48,562
	Coca-Cola Co.	502,312	31,264
	PepsiCo Inc.	178,802	29,277
	Philip Morris International Inc.	201,193	20,335
	CVS Health Corp.	170,107	17,632
	Altria Group Inc.	239,070	12,262
	Mondelez International Inc. Class A	180,182	11,798
	Colgate-Palmolive Co.	107,889	8,302
	Sysco Corp.	66,200	5,766
	Kimberly-Clark Corp.	43,697	5,687
	Archer-Daniels-Midland Co.	72,065	5,653
	McKesson Corp.	19,797	5,443
	General Mills Inc.	78,975	5,325
	Corteva Inc.	94,494	4,917
	Kroger Co.	95,656	4,477
	Constellation Brands Inc. Class A	20,187	4,353
	Walgreens Boots Alliance Inc.	92,886	4,281
*	Monster Beverage Corp.	48,054	4,056
	Hershey Co.	18,804	3,803
	Kraft Heinz Co.	89,851	3,524
	Keurig Dr Pepper Inc.	90,361	3,494
	Tyson Foods Inc. Class A	37,146	3,442
	Church & Dwight Co. Inc.	31,667	3,099
	McCormick & Co. Inc.	32,231	3,067
	AmerisourceBergen Corp. Class A	19,301	2,751
	Clorox Co.	15,828	2,308
	Conagra Brands Inc.	60,719	2,123
	Kellogg Co.	32,127	2,054
	Bunge Ltd.	17,808	1,862
	J M Smucker Co.	13,566	1,828
	Hormel Foods Corp.	36,672	1,747
	Brown-Forman Corp. Class B	25,104	1,638
		Shares	Market Value• ($000)
*	Darling Ingredients Inc.	20,810	1,508
	Lamb Weston Holdings Inc.	18,971	1,260
	Molson Coors Beverage Co. Class B	23,222	1,212
	Campbell Soup Co.	25,466	1,145
*	US Foods Holding Corp	28,277	1,105
	Casey's General Stores Inc.	4,748	893
*	Post Holdings Inc.	7,703	810
	Ingredion Inc.	8,585	762
	Flowers Foods Inc.	24,632	675
	Albertsons Cos. Inc. Class A	19,667	573
	Spectrum Brands Holdings Inc.	5,427	504
*	Freshpet Inc.	5,240	499
*	Herbalife Nutrition Ltd.	13,100	466
*	Boston Beer Co. Inc. Class A	1,196	459
*	Hain Celestial Group Inc.	11,938	434
*,1	Beyond Meat Inc.	7,365	345
*	Grocery Outlet Holding Corp.	11,117	309
	Brown-Forman Corp. Class A	4,470	273
	Reynolds Consumer Products Inc.	6,698	199
*	Olaplex Holdings Inc.	11,889	199
*	Pilgrim's Pride Corp.	5,792	137
	Seaboard Corp.	30	116
			280,013
Energy (3.6%)
	Exxon Mobil Corp.	547,356	42,924
	Chevron Corp.	250,144	36,021
	ConocoPhillips	170,225	16,147
	EOG Resources Inc.	75,106	8,631
	Schlumberger NV	181,160	7,109
	Pioneer Natural Resources Co.	27,947	6,696
	Marathon Petroleum Corp.	79,588	6,197
	Devon Energy Corp.	87,247	5,195
	Williams Cos. Inc.	157,382	4,923
	Occidental Petroleum Corp.	109,306	4,780
	Phillips 66	56,627	4,770
	Valero Energy Corp.	52,822	4,411
	Kinder Morgan Inc.	252,002	4,385
	Cheniere Energy Inc.	30,284	4,025
	Halliburton Co.	114,616	3,843
	ONEOK Inc.	57,394	3,748
	Hess Corp.	35,846	3,623
	Diamondback Energy Inc.	23,285	3,216
*	Enphase Energy Inc.	17,136	2,857
	Baker Hughes Co. Class A	95,007	2,791
	Coterra Energy Inc.	103,261	2,409
	Marathon Oil Corp.	100,064	2,257
	Targa Resources Corp.	29,118	1,903
*	Plug Power Inc.	66,522	1,682
	APA Corp.	47,029	1,676
*	First Solar Inc.	13,598	1,024
	Texas Pacific Land Corp.	769	914
	EQT Corp.	39,121	905
	NOV Inc.	50,842	872
	DTE Midstream LLC	12,460	662
	HollyFrontier Corp.	19,678	599
	Continental Resources Inc.	8,278	459
	Antero Midstream Corp.	43,218	434
*,1	ChargePoint Holdings Inc.	29,658	431

6

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Shoals Technologies Group Inc. Class A	13,277	210
	New Fortress Energy Inc. Class A	3,388	93
*	Fluence Energy Inc.	4,718	64
			192,886
Financials (11.4%)
*	Berkshire Hathaway Inc. Class B	237,420	76,319
	JPMorgan Chase & Co.	379,825	53,859
	Bank of America Corp.	931,668	41,180
	Wells Fargo & Co.	517,145	27,600
	S&P Global Inc.	44,816	16,837
	Charles Schwab Corp.	194,437	16,422
	Morgan Stanley	173,017	15,700
	Citigroup Inc.	256,355	15,184
	Goldman Sachs Group Inc.	42,194	14,400
	BlackRock Inc.	18,468	13,738
	Chubb Ltd.	55,382	11,278
	Blackstone Inc.	88,159	11,238
	CME Group Inc.	46,285	10,948
	PNC Financial Services Group Inc.	54,806	10,920
	Truist Financial Corp.	173,935	10,822
	Marsh & McLennan Cos. Inc.	65,632	10,200
	US Bancorp	173,247	9,795
	Intercontinental Exchange Inc.	71,993	9,224
	Aon plc Class A (XNYS)	28,287	8,264
	Progressive Corp.	75,355	7,982
	Moody's Corp.	21,019	6,769
	American International Group Inc.	107,557	6,587
	MetLife Inc.	92,156	6,225
	Travelers Cos. Inc.	31,804	5,465
	Prudential Financial Inc.	48,763	5,445
	MSCI Inc. Class A	10,376	5,206
	Bank of New York Mellon Corp.	97,872	5,202
	Aflac Inc.	84,139	5,140
	Discover Financial Services	37,883	4,676
	Allstate Corp.	37,014	4,529
*	SVB Financial Group	7,322	4,437
	Ameriprise Financial Inc.	14,461	4,335
	KKR & Co. Inc.	71,965	4,327
	Fifth Third Bancorp	88,184	4,219
	T Rowe Price Group Inc.	29,134	4,212
	Arthur J Gallagher & Co.	26,505	4,193
	State Street Corp.	47,199	4,028
	First Republic Bank	23,043	3,992
	Willis Towers Watson plc	16,048	3,567
	Apollo Global Management Inc.	47,554	3,103
	Hartford Financial Services Group Inc.	43,875	3,048
	Northern Trust Corp.	26,515	3,020
	M&T Bank Corp.	16,516	3,010
	KeyCorp	119,756	3,002
	Regions Financial Corp.	123,914	2,997
	Huntington Bancshares Inc.	185,206	2,874
	Citizens Financial Group Inc.	53,413	2,800
	Signature Bank	7,703	2,657
	Raymond James Financial Inc.	23,973	2,629
	Nasdaq Inc.	14,923	2,554
		Shares	Market Value• ($000)
	Principal Financial Group Inc.	33,982	2,401
	Cincinnati Financial Corp.	19,434	2,386
*	Arch Capital Group Ltd.	48,192	2,270
	Ally Financial Inc.	44,755	2,233
	Broadridge Financial Solutions Inc.	15,024	2,197
*	Markel Corp.	1,755	2,181
	Brown & Brown Inc.	30,393	2,055
	FactSet Research Systems Inc.	4,921	1,998
	LPL Financial Holdings Inc.	10,290	1,862
	MarketAxess Holdings Inc.	4,835	1,844
	Loews Corp.	27,880	1,710
	Fidelity National Financial Inc.	35,221	1,678
	Comerica Inc.	16,899	1,614
	First Horizon Corp.	68,648	1,612
	Cboe Global Markets Inc.	13,737	1,611
	W R Berkley Corp.	17,793	1,607
	East West Bancorp Inc.	18,288	1,601
	Lincoln National Corp.	23,383	1,576
	Equitable Holdings Inc.	46,622	1,523
	Ares Management Corp. Class A	18,535	1,503
	Everest Re Group Ltd.	5,008	1,494
	Zions Bancorp NA	19,816	1,405
	Webster Financial Corp.	23,203	1,397
	Globe Life Inc.	13,000	1,312
	Annaly Capital Management Inc.	182,072	1,267
	Assurant Inc.	7,267	1,233
	First Citizens BancShares Inc. Class A	1,560	1,230
	Western Alliance Bancorp	13,058	1,224
	American Financial Group Inc.	8,723	1,181
	People's United Financial Inc.	55,602	1,172
*	Alleghany Corp.	1,723	1,141
	Tradeweb Markets Inc. Class A	13,495	1,140
	Franklin Resources Inc.	37,608	1,118
	Cullen/Frost Bankers Inc.	7,467	1,051
	Commerce Bancshares Inc.	14,366	1,031
	Jefferies Financial Group Inc.	28,334	1,007
	Synovus Financial Corp.	18,961	998
	Pinnacle Financial Partners Inc.	9,700	980
	Carlyle Group Inc.	20,789	974
	Reinsurance Group of America Inc.	8,779	973
	Stifel Financial Corp.	13,074	961
	Voya Financial Inc.	14,261	960
*	Upstart Holdings Inc.	5,992	947
	Old Republic International Corp.	35,914	946
	Popular Inc.	10,179	935
	First American Financial Corp.	13,670	916
	Starwood Property Trust Inc.	37,306	889
	RenaissanceRe Holdings Ltd.	5,877	886
	Prosperity Bancshares Inc.	11,744	874
	AGNC Investment Corp.	67,634	873
	Invesco Ltd.	40,577	862

7

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Morningstar Inc.	3,053	857
	SEI Investments Co.	13,944	817
	SLM Corp.	38,318	755
	Unum Group	26,738	747
	Wintrust Financial Corp.	7,446	740
	PacWest Bancorp	14,950	739
	OneMain Holdings Inc.	14,473	738
	Affiliated Managers Group Inc.	5,325	737
	Bank OZK	15,626	735
	Janus Henderson Group plc	21,858	734
	Interactive Brokers Group Inc. Class A	10,556	699
	New York Community Bancorp Inc.	58,954	680
	Primerica Inc.	5,139	668
	Hanover Insurance Group Inc.	4,637	647
	MGIC Investment Corp.	42,039	638
	Evercore Inc. Class A	5,015	637
	Umpqua Holdings Corp.	28,237	603
	New Residential Investment Corp.	57,221	594
	Erie Indemnity Co. Class A	3,302	578
	FNB Corp.	42,769	574
*	Credit Acceptance Corp.	1,035	569
	Axis Capital Holdings Ltd.	9,885	540
*	Brighthouse Financial Inc.	10,229	535
	Assured Guaranty Ltd.	8,456	524
	First Hawaiian Inc.	16,733	486
	Bank of Hawaii Corp.	5,270	454
	Lazard Ltd. Class A	13,015	450
	Kemper Corp.	7,776	416
	White Mountains Insurance Group Ltd.	378	397
	BOK Financial Corp.	3,794	390
	Virtu Financial Inc. Class A	10,908	383
	Rocket Cos. Inc. Class A	17,346	224
	Mercury General Corp.	3,377	186
	CNA Financial Corp.	3,454	158
*,1	Lemonade Inc.	4,917	125
	TFS Financial Corp.	6,161	106
	UWM Holdings Corp.	13,358	58
*	GoHealth Inc. Class A	5,839	13
			606,928
Health Care (12.5%)
	UnitedHealth Group Inc.	121,664	57,896
	Johnson & Johnson	341,018	56,121
	Pfizer Inc.	721,743	33,879
	AbbVie Inc.	228,425	33,754
	Thermo Fisher Scientific Inc.	50,804	27,637
	Eli Lilly & Co.	109,597	27,394
	Abbott Laboratories	224,595	27,091
	Merck & Co. Inc.	327,506	25,080
	Danaher Corp.	81,967	22,493
	Bristol-Myers Squibb Co.	288,703	19,825
	Medtronic plc	173,406	18,206
	Amgen Inc.	73,356	16,614
	Anthem Inc.	31,603	14,280
*	Intuitive Surgical Inc.	45,708	13,270
	Zoetis Inc.	61,366	11,884
	Stryker Corp.	44,979	11,845
	Becton Dickinson and Co.	36,957	10,026
	Cigna Corp.	42,153	10,023
	Gilead Sciences Inc.	162,425	9,810
		Shares	Market Value• ($000)
*	Edwards Lifesciences Corp.	80,008	8,991
*	Boston Scientific Corp.	183,657	8,112
*	Regeneron Pharmaceuticals Inc.	12,973	8,022
	HCA Healthcare Inc.	31,713	7,938
*	Vertex Pharmaceuticals Inc.	32,932	7,575
	Humana Inc.	16,699	7,253
*	Moderna Inc.	43,807	6,729
*	Centene Corp.	74,890	6,187
*	Illumina Inc.	18,884	6,168
*	IDEXX Laboratories Inc.	10,952	5,830
*	IQVIA Holdings Inc.	24,541	5,647
	Baxter International Inc.	65,072	5,529
*	Align Technology Inc.	10,185	5,209
*	DexCom Inc.	12,472	5,162
	Agilent Technologies Inc.	39,389	5,135
	ResMed Inc.	18,620	4,595
*	Veeva Systems Inc. Class A	17,447	3,996
*	Biogen Inc.	18,909	3,990
	West Pharmaceutical Services Inc.	9,504	3,679
	Cerner Corp.	38,208	3,563
	Zimmer Biomet Holdings Inc.	26,986	3,432
*	Laboratory Corp. of America Holdings	12,474	3,384
	PerkinElmer Inc.	16,266	2,922
*	Avantor Inc.	77,648	2,694
	STERIS plc	11,085	2,660
	Cooper Cos. Inc.	6,288	2,572
*	Horizon Therapeutics plc	27,867	2,541
*	Alnylam Pharmaceuticals Inc.	15,395	2,430
*	Hologic Inc.	32,564	2,318
*	Molina Healthcare Inc.	7,480	2,295
*	Insulet Corp.	8,569	2,268
*	Seagen Inc.	17,345	2,235
*	Catalent Inc.	21,892	2,234
	Bio-Techne Corp.	5,056	2,121
	Quest Diagnostics Inc.	15,829	2,078
	Teleflex Inc.	6,058	2,037
	Cardinal Health Inc.	36,494	1,971
*	Charles River Laboratories International Inc.	6,463	1,882
*	BioMarin Pharmaceutical Inc.	23,636	1,846
*	ABIOMED Inc.	5,732	1,781
*	Bio-Rad Laboratories Inc. Class A	2,751	1,722
*	Exact Sciences Corp.	22,012	1,718
	Viatris Inc.	155,483	1,712
	Royalty Pharma plc Class A	42,061	1,651
*	Incyte Corp.	24,017	1,640
*	Elanco Animal Health Inc. (XNYS)	57,481	1,633
*	Henry Schein Inc.	18,040	1,558
	DENTSPLY SIRONA Inc.	28,028	1,517
*	Teladoc Health Inc.	19,464	1,478
*	QIAGEN NV	29,296	1,456
*	Repligen Corp.	7,053	1,387
	Universal Health Services Inc. Class B	9,200	1,324
	Organon & Co.	32,641	1,219
*	Neurocrine Biosciences Inc.	11,967	1,076
*	Novocure Ltd.	13,098	1,072
*	Jazz Pharmaceuticals plc	7,684	1,056

8

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Syneos Health Inc.	13,216	1,047
*	Masimo Corp.	6,447	1,015
*	Envista Holdings Corp.	20,771	997
*	Penumbra Inc.	4,420	980
*	DaVita Inc.	8,586	968
*	United Therapeutics Corp.	5,730	952
	Bruker Corp.	13,056	919
	Chemed Corp.	1,920	918
*	Tandem Diabetes Care Inc.	7,909	891
*	10X Genomics Inc. Class A	10,821	882
	Encompass Health Corp.	12,716	840
*	Exelixis Inc.	40,376	829
*	Novavax Inc.	9,833	820
*	Sarepta Therapeutics Inc.	10,613	813
*	Guardant Health Inc.	11,447	759
*	Globus Medical Inc. Class A	10,287	723
*	Natera Inc.	10,823	712
*	Amedisys Inc.	4,160	667
*	Acadia Healthcare Co. Inc.	11,554	655
*	Integra LifeSciences Holdings Corp.	9,312	624
*	Ionis Pharmaceuticals Inc.	18,407	614
	Perrigo Co. plc	17,298	614
*	ICU Medical Inc.	2,547	603
*	Ultragenyx Pharmaceutical Inc.	8,607	579
*	Maravai LifeSciences Holdings Inc. Class A	14,365	561
	Premier Inc. Class A	15,407	554
*	Quidel Corp.	4,881	516
*	Mirati Therapeutics Inc.	5,511	487
*	agilon health Inc.	21,205	429
*	Certara Inc.	14,131	358
*	Iovance Biotherapeutics Inc.	20,172	316
*	Sotera Health Co.	12,504	273
*	Sage Therapeutics Inc.	6,594	240
*	Nektar Therapeutics Class A	22,599	231
*	Oak Street Health Inc.	12,796	224
*	Adaptive Biotechnologies Corp.	13,838	200
*	CureVac NV	6,812	115
*	Signify Health Inc. Class A	7,937	112
*	Definitive Healthcare Corp. Class A	2,076	48
			661,443
Industrials (12.7%)
	Visa Inc. Class A	218,923	47,314
	Mastercard Inc. Class A	113,155	40,829
	Accenture plc Class A	82,293	26,006
	Union Pacific Corp.	83,182	20,459
	Raytheon Technologies Corp.	193,557	19,878
	United Parcel Service Inc. Class B	93,582	19,692
	Honeywell International Inc.	89,792	17,038
*	PayPal Holdings Inc.	151,750	16,985
	American Express Co.	81,124	15,782
*	Boeing Co.	69,069	14,183
	Lockheed Martin Corp.	32,000	13,882
	General Electric Co.	140,863	13,454
	Caterpillar Inc.	69,899	13,112
	Deere & Co.	36,027	12,970
		Shares	Market Value• ($000)
	Automatic Data Processing Inc.	54,949	11,234
	3M Co.	74,674	11,100
	CSX Corp.	285,640	9,686
	Illinois Tool Works Inc.	40,649	8,794
	Northrop Grumman Corp.	19,176	8,478
	Capital One Financial Corp.	54,717	8,386
	Sherwin-Williams Co.	31,037	8,167
	Norfolk Southern Corp.	31,358	8,044
	Eaton Corp. plc	51,551	7,954
*	Block Inc. (XNYS)	62,104	7,918
*	Fiserv Inc.	77,462	7,566
	General Dynamics Corp.	32,080	7,521
	Fidelity National Information Services Inc.	78,792	7,503
	Emerson Electric Co.	77,231	7,176
	FedEx Corp.	31,741	7,055
	L3Harris Technologies Inc.	25,320	6,388
	Johnson Controls International plc	92,689	6,021
	DuPont de Nemours Inc.	67,766	5,243
	Carrier Global Corp.	112,519	5,050
	Global Payments Inc.	37,308	4,976
	Paychex Inc.	41,461	4,936
	Parker-Hannifin Corp.	16,647	4,934
	Trane Technologies plc	30,884	4,754
*	TransDigm Group Inc.	6,685	4,456
	Otis Worldwide Corp.	55,088	4,315
	Cintas Corp.	11,303	4,242
	Old Dominion Freight Line Inc.	13,233	4,156
*	Mettler-Toledo International Inc.	2,938	4,139
	PPG Industries Inc.	30,636	4,088
	PACCAR Inc.	44,098	4,049
	Rockwell Automation Inc.	15,025	4,005
	AMETEK Inc.	29,801	3,868
	Cummins Inc.	18,565	3,789
*	Keysight Technologies Inc.	23,979	3,774
	Ball Corp.	41,037	3,683
	Verisk Analytics Inc. Class A	20,536	3,642
	Equifax Inc.	15,678	3,423
	Stanley Black & Decker Inc.	20,881	3,397
	Vulcan Materials Co.	17,075	3,098
	Martin Marietta Materials Inc.	8,026	3,045
	Synchrony Financial	70,556	3,018
*	United Rentals Inc.	9,331	3,001
	Dover Corp.	18,534	2,907
*	Zebra Technologies Corp. Class A	6,880	2,844
*	Bill.Com Holdings Inc.	11,920	2,836
	WW Grainger Inc.	5,928	2,828
	Fortive Corp.	42,140	2,729
	Ingersoll Rand Inc.	52,317	2,643
*	Teledyne Technologies Inc.	5,896	2,532
*	Generac Holdings Inc.	7,965	2,513
*	Waters Corp.	7,867	2,492
*	FleetCor Technologies Inc.	10,156	2,379
	Amcor plc	199,733	2,323
	Expeditors International of Washington Inc.	21,873	2,261
*	Trimble Inc.	31,726	2,213
	JB Hunt Transport Services Inc.	10,892	2,210
	TransUnion	24,338	2,209

9

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Westinghouse Air Brake Technologies Corp.	23,205	2,154
	Textron Inc.	28,570	2,089
	Jacobs Engineering Group Inc.	16,760	2,061
	Xylem Inc.	22,862	2,034
	Quanta Services Inc.	18,414	2,006
	Crown Holdings Inc.	15,873	1,947
	IDEX Corp.	9,840	1,888
	Howmet Aerospace Inc.	50,197	1,803
*	Builders FirstSource Inc.	24,188	1,800
	Packaging Corp. of America	12,169	1,791
	Masco Corp.	31,391	1,759
	Nordson Corp.	7,520	1,703
	Jack Henry & Associates Inc.	9,532	1,685
	Robert Half International Inc.	13,943	1,677
	CH Robinson Worldwide Inc.	16,687	1,613
*	Fair Isaac Corp.	3,416	1,610
	Carlisle Cos. Inc.	6,670	1,583
	Graco Inc.	21,639	1,560
	Westrock Co.	34,189	1,548
	Fortune Brands Home & Security Inc.	17,482	1,519
	Cognex Corp.	22,168	1,498
	Snap-on Inc.	6,931	1,457
	Booz Allen Hamilton Holding Corp. Class A	17,310	1,397
	RPM International Inc.	16,496	1,395
	Regal Rexnord Corp.	8,676	1,391
*	Trex Co. Inc.	14,908	1,369
	Allegion plc	11,561	1,324
	Toro Co.	13,700	1,285
	Sealed Air Corp.	19,130	1,284
	AECOM	17,582	1,278
*	Middleby Corp.	7,122	1,265
	Hubbell Inc. Class B	6,936	1,236
	Pentair plc	21,321	1,235
	Owens Corning	12,983	1,210
	HEICO Corp. Class A	9,779	1,202
*	Axon Enterprise Inc.	8,419	1,181
	Watsco Inc.	4,266	1,165
*	Sensata Technologies Holding plc	19,994	1,158
	A O Smith Corp.	16,776	1,150
	Lennox International Inc.	4,257	1,136
	Knight-Swift Transportation Holdings Inc.	20,825	1,135
	MKS Instruments Inc.	7,187	1,082
*	Berry Global Group Inc.	17,643	1,070
*	Paylocity Holding Corp.	5,022	1,067
*	GXO Logistics Inc.	12,447	1,045
	Huntington Ingalls Industries Inc.	5,060	1,034
	AptarGroup Inc.	8,442	1,029
*	Mohawk Industries Inc.	7,117	1,002
	Oshkosh Corp.	8,880	986
	Genpact Ltd.	23,507	984
	ITT Inc.	11,128	978
*	WEX Inc.	5,757	970
	Brunswick Corp.	10,081	963
	AGCO Corp.	7,991	960
	Lincoln Electric Holdings Inc.	7,477	953
	Western Union Co.	51,537	937
	Woodward Inc.	7,447	928
		Shares	Market Value• ($000)
	Advanced Drainage Systems Inc.	7,940	927
	HEICO Corp.	6,176	911
*	TopBuild Corp.	4,223	907
*	XPO Logistics Inc.	12,433	904
	Donaldson Co. Inc.	16,016	869
*	Euronet Worldwide Inc.	6,552	840
*	Coherent Inc.	3,176	839
	Acuity Brands Inc.	4,433	808
	Louisiana-Pacific Corp.	11,166	803
	Littelfuse Inc.	3,101	801
	Graphic Packaging Holding Co.	36,678	755
	Landstar System Inc.	4,864	751
	Curtiss-Wright Corp.	5,077	749
	Sonoco Products Co.	12,713	746
	ManpowerGroup Inc.	6,958	739
	nVent Electric plc	21,279	722
	Eagle Materials Inc.	5,217	714
	MDU Resources Group Inc.	26,492	709
*	Axalta Coating Systems Ltd.	26,181	708
	Spirit AeroSystems Holdings Inc. Class A	13,515	676
	MSA Safety Inc.	4,777	664
	BWX Technologies Inc.	12,071	645
	Crane Co.	6,365	643
*	FTI Consulting Inc.	4,261	622
*	Colfax Corp.	15,226	612
	Air Lease Corp. Class A	14,186	592
	Valmont Industries Inc.	2,664	577
*	MasTec Inc.	7,194	567
	Ryder System Inc.	6,781	535
	Vontier Corp.	21,667	527
	Allison Transmission Holdings Inc.	13,153	525
	Armstrong World Industries Inc.	5,890	521
*	Kirby Corp.	7,845	511
	Flowserve Corp.	16,727	508
	MSC Industrial Direct Co. Inc. Class A	5,893	457
*	Mercury Systems Inc.	7,471	450
	Alliance Data Systems Corp.	6,526	440
	Silgan Holdings Inc.	10,400	436
*	AZEK Co. Inc. Class A	14,619	431
*	StoneCo. Ltd. Class A	28,465	320
*	TuSimple Holdings Inc. Class A	17,344	302
*	Paysafe Ltd.	93,455	298
*	Shift4 Payments Inc. Class A	5,522	291
*	Virgin Galactic Holdings Inc.	22,850	221
*	Gates Industrial Corp. plc	11,839	188
	Schneider National Inc. Class B	6,211	162
	ADT Inc.	21,212	155
*	Core & Main Inc. Class A	6,329	142
*	Ardagh Metal Packaging SA	16,554	138
*	Diversey Holdings Ltd.	11,155	107
*	Hayward Holdings Inc.	5,887	105
*	Loyalty Ventures Inc.	2,604	62
*	GreenSky Inc. Class A	4,000	40
	Ardagh Group SA	2,011	38

10

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Legalzoom.com Inc.	2,377	37
			676,891
Real Estate (3.3%)
	Prologis Inc.	95,287	13,898
	American Tower Corp.	58,284	13,223
	Crown Castle International Corp.	55,792	9,294
	Equinix Inc.	11,571	8,212
	Public Storage	19,437	6,901
	Simon Property Group Inc.	42,221	5,808
	Digital Realty Trust Inc.	36,314	4,899
	Realty Income Corp.	73,213	4,839
	Welltower Inc.	56,331	4,692
	AvalonBay Communities Inc.	17,878	4,266
	SBA Communications Corp. Class A	14,035	4,258
*	CBRE Group Inc. Class A	43,142	4,178
	Equity Residential	47,687	4,068
	Weyerhaeuser Co.	96,980	3,771
	Alexandria Real Estate Equities Inc.	19,763	3,743
	Extra Space Storage Inc.	16,957	3,190
*	CoStar Group Inc.	50,655	3,090
	Mid-America Apartment Communities Inc.	14,890	3,047
	Invitation Homes Inc.	77,013	2,911
	Ventas Inc.	51,499	2,781
	Sun Communities Inc.	14,757	2,671
	Essex Property Trust Inc.	8,355	2,650
	Duke Realty Corp.	49,183	2,607
	Boston Properties Inc.	19,832	2,426
	VICI Properties Inc.	81,240	2,271
	UDR Inc.	39,876	2,188
	Healthpeak Properties Inc.	69,957	2,173
	Camden Property Trust	12,747	2,105
	WP Carey Inc.	23,882	1,848
	Iron Mountain Inc.	37,152	1,827
	Kimco Realty Corp.	75,211	1,770
	Equity LifeStyle Properties Inc.	22,459	1,676
*	Host Hotels & Resorts Inc.	91,670	1,675
*	Jones Lang LaSalle Inc.	6,546	1,612
	Medical Properties Trust Inc.	76,430	1,555
	CyrusOne Inc.	16,408	1,482
	Regency Centers Corp.	21,942	1,446
	American Homes 4 Rent Class A	36,777	1,398
	Rexford Industrial Realty Inc.	19,609	1,375
	CubeSmart	27,657	1,333
	Gaming and Leisure Properties Inc.	29,163	1,324
	Life Storage Inc.	10,462	1,324
*	Zillow Group Inc. Class C	22,059	1,269
	Lamar Advertising Co. Class A	11,125	1,213
	Federal Realty Investment Trust	10,016	1,178
	Kilroy Realty Corp.	14,947	1,070
	Apartment Income REIT Corp.	19,231	993
	Vornado Realty Trust	22,760	985
	STORE Capital Corp.	31,746	975
	Brixmor Property Group Inc.	38,761	974
		Shares	Market Value• ($000)
	American Campus Communities Inc.	17,978	967
	National Retail Properties Inc.	22,542	961
	First Industrial Realty Trust Inc.	16,622	957
	Americold Realty Trust	34,104	911
	Omega Healthcare Investors Inc.	30,565	861
	Healthcare Trust of America Inc. Class A	27,769	816
	Cousins Properties Inc.	19,450	751
	Spirit Realty Capital Inc.	15,908	738
	Rayonier Inc.	18,101	719
	SL Green Realty Corp.	8,755	696
	Douglas Emmett Inc.	21,098	669
	Highwoods Properties Inc.	13,231	577
*	Park Hotels & Resorts Inc.	30,322	571
*	Howard Hughes Corp.	5,409	517
	Hudson Pacific Properties Inc.	19,096	504
*	Opendoor Technologies Inc.	59,844	500
	EPR Properties	9,396	468
*	Zillow Group Inc. Class A	7,670	439
	JBG SMITH Properties	15,673	418
*	Orion Office REIT Inc.	7,111	121
			173,623
Technology (28.7%)
	Apple Inc.	1,996,546	329,670
	Microsoft Corp.	974,839	291,272
*	Alphabet Inc. Class A	38,928	105,150
*	Alphabet Inc. Class C	36,272	97,855
	NVIDIA Corp.	309,362	75,438
*	Meta Platforms Inc. Class A	305,635	64,498
	Broadcom Inc.	51,631	30,330
*	Adobe Inc.	61,715	28,863
*	Advanced Micro Devices Inc.	211,111	26,039
*	salesforce.com Inc.	120,863	25,445
	QUALCOMM Inc.	145,873	25,089
	Intel Corp.	522,688	24,932
	Texas Instruments Inc.	119,471	20,309
	Intuit Inc.	34,292	16,267
	Oracle Corp.	213,418	16,213
	Applied Materials Inc.	116,301	15,608
*	ServiceNow Inc.	25,438	14,752
	International Business Machines Corp.	115,521	14,152
	Micron Technology Inc.	144,744	12,862
	Analog Devices Inc.	69,276	11,104
	Lam Research Corp.	18,213	10,224
*	Palo Alto Networks Inc.	12,332	7,328
	Marvell Technology Inc.	105,997	7,243
	KLA Corp.	19,638	6,844
*	Snowflake Inc. Class A	25,730	6,835
	NXP Semiconductors NV	34,314	6,524
*	Autodesk Inc.	28,516	6,280
*	Synopsys Inc.	19,641	6,136
	Roper Technologies Inc.	13,579	6,086
*	Fortinet Inc.	17,333	5,972
	Cognizant Technology Solutions Corp. Class A	67,884	5,847
	Amphenol Corp. Class A	75,578	5,745
*	Workday Inc. Class A	24,574	5,629
*	Atlassian Corp. plc Class A	18,033	5,513

11

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Cadence Design Systems Inc.	35,573	5,387
*	Datadog Inc. Class A	32,911	5,302
	HP Inc.	149,158	5,125
*	Crowdstrike Holdings Inc. Class A	25,491	4,976
	Microchip Technology Inc.	70,511	4,959
*	Match Group Inc.	36,547	4,075
	Corning Inc.	98,378	3,974
*	Cloudflare Inc. Class A	33,360	3,884
*	Twilio Inc. Class A	21,533	3,764
*	Zoom Video Communications Inc. Class A	28,155	3,733
*	ANSYS Inc.	11,268	3,653
*	Twitter Inc.	100,873	3,586
*	ON Semiconductor Corp.	54,692	3,424
	VMware Inc. Class A	28,815	3,381
*	MongoDB Inc. Class A	8,202	3,133
*	HubSpot Inc.	5,804	3,047
	CDW Corp.	17,510	3,020
*	Okta Inc.	16,274	2,976
*	DocuSign Inc. Class A	24,893	2,948
	Skyworks Solutions Inc.	21,290	2,942
*	Gartner Inc.	10,321	2,894
*	VeriSign Inc.	12,577	2,688
	Monolithic Power Systems Inc.	5,822	2,671
	Hewlett Packard Enterprise Co.	165,722	2,638
*	Palantir Technologies Inc. Class A	214,217	2,538
	Teradyne Inc.	21,030	2,480
*	Splunk Inc.	20,860	2,464
*	Zscaler Inc.	10,061	2,406
	Entegris Inc.	17,462	2,278
	NetApp Inc.	28,900	2,265
*	Tyler Technologies Inc.	5,228	2,239
*	Akamai Technologies Inc.	20,626	2,233
*	Paycom Software Inc.	6,582	2,233
	SS&C Technologies Holdings Inc.	29,043	2,177
	NortonLifeLock Inc.	71,124	2,061
*	Unity Software Inc.	19,257	2,050
*	Nuance Communications Inc.	36,912	2,049
*	Western Digital Corp.	40,191	2,047
*	DoorDash Inc. Class A	19,044	1,999
*	Qorvo Inc.	14,364	1,965
*	Pinterest Inc. Class A	73,065	1,954
	Leidos Holdings Inc.	18,249	1,858
*	GoDaddy Inc. Class A	21,725	1,812
*	Zendesk Inc.	15,414	1,798
*	Dell Technologies Inc. Class C	35,061	1,787
	Citrix Systems Inc.	16,002	1,640
*	F5 Inc.	7,795	1,566
*	Wolfspeed Inc.	14,977	1,538
*	PTC Inc.	13,624	1,516
*	EPAM Systems Inc.	6,959	1,446
*	Globant SA	5,195	1,423
*	RingCentral Inc. Class A	10,543	1,379
	Amdocs Ltd.	16,838	1,325
*	Aspen Technology Inc.	8,572	1,306
*	Ceridian HCM Holding Inc.	16,793	1,224
*	Avalara Inc.	10,976	1,141
*	Coupa Software Inc.	9,397	1,137
		Shares	Market Value• ($000)
*	IAC/InterActiveCorp.	9,842	1,129
*	Dynatrace Inc.	25,280	1,123
*	Black Knight Inc.	19,757	1,110
*	DXC Technology Co.	32,493	1,106
	Jabil Inc.	19,092	1,104
	Concentrix Corp.	5,503	1,100
*	Manhattan Associates Inc.	8,165	1,092
*	Arrow Electronics Inc.	8,723	1,063
*	Guidewire Software Inc.	10,846	956
*	Five9 Inc.	8,638	950
*	Pure Storage Inc. Class A	34,372	892
	Universal Display Corp.	5,589	866
*	Dropbox Inc. Class A	38,094	864
*	Anaplan Inc.	18,081	857
*	CACI International Inc. Class A	2,981	834
*	Elastic NV	9,611	833
*	Clarivate plc	55,466	831
	Azenta Inc.	9,333	817
*	Smartsheet Inc. Class A	15,006	798
*	Nutanix Inc. Class A	26,856	717
*	Teradata Corp.	14,126	706
	CDK Global Inc.	15,530	704
	Bentley Systems Inc. Class B	17,862	686
*	Change Healthcare Inc.	31,901	683
	National Instruments Corp.	16,906	679
*	NCR Corp.	16,537	670
	Science Applications International Corp.	7,612	668
*	Cirrus Logic Inc.	7,441	646
	Dolby Laboratories Inc. Class A	8,329	626
*	Wix.com Ltd.	6,827	625
*	IPG Photonics Corp.	4,727	616
*	Mandiant Inc.	30,658	607
	TD SYNNEX Corp.	5,391	549
	Vertiv Holdings Co. Class A	41,187	536
	Avnet Inc.	12,707	535
*	Procore Technologies Inc.	7,862	513
*	Kyndryl Holdings Inc.	29,168	463
*	Alteryx Inc. Class A	7,408	462
	Pegasystems Inc.	5,173	451
*	New Relic Inc.	6,634	439
*	GLOBALFOUNDRIES Inc.	6,827	415
	Switch Inc. Class A	14,617	380
*	Dun & Bradstreet Holdings Inc.	20,385	378
	Xerox Holdings Corp.	18,448	364
*	nCino Inc.	7,176	330
	McAfee Corp.Class A	10,766	280
*	Fastly Inc. Class A	13,576	253
*	Jamf Holding Corp.	7,322	250
*	Vimeo Inc.	18,358	238
*	Duck Creek Technologies Inc.	9,227	217
*	Everbridge Inc.	5,082	201
*	DoubleVerify Holdings Inc.	6,958	192
*	C3.ai Inc. Class A	7,939	178
*	Allegro MicroSystems Inc.	4,902	141
*,1	Skillz Inc. Class A	41,958	130
*	Thoughtworks Holding Inc.	5,685	130
*	Paycor HCM Inc.	4,426	124
*	Vroom Inc.	14,872	90
*	Informatica Inc. Class A	4,430	89
*	Datto Holding Corp.	2,716	64
	SolarWinds Corp.	4,414	60

12

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	N-able Inc.	4,420	51
*	Toast Inc. Class A	30	1
			1,523,030
Telecommunications (2.8%)
	Cisco Systems Inc.	546,519	30,479
	Verizon Communications Inc.	536,009	28,768
	Comcast Corp. Class A	589,514	27,566
	AT&T Inc.	922,195	21,847
*	Charter Communications Inc. Class A	16,184	9,739
*	T-Mobile US Inc.	76,287	9,399
	Motorola Solutions Inc.	21,544	4,749
*	Arista Networks Inc.	31,148	3,823
*	Liberty Broadband Corp. Class C	19,884	2,917
*	Roku Inc.	15,060	2,101
	Juniper Networks Inc.	42,072	1,422
	Lumen Technologies Inc.	132,596	1,374
*	Ciena Corp.	19,869	1,359
*	DISH Network Corp. Class A	32,213	1,029
	Cable One Inc.	692	992
*	Lumentum Holdings Inc.	9,251	915
*	ViaSat Inc.	9,123	416
*	Altice USA Inc. Class A	27,272	315
*	CommScope Holding Co. Inc.	25,669	245
	Ubiquiti Inc.	819	208
*	Liberty Broadband Corp. Class A	1,307	189
			149,852
Utilities (2.7%)
	NextEra Energy Inc.	253,376	19,832
	Duke Energy Corp.	99,378	9,978
	Southern Co.	136,572	8,846
	Dominion Energy Inc.	103,944	8,267
	Waste Management Inc.	54,452	7,863
	Sempra Energy (XNYS)	41,395	5,970
	American Electric Power Co. Inc.	64,474	5,844
	Exelon Corp.	126,389	5,379
	Xcel Energy Inc.	69,624	4,688
	Public Service Enterprise Group Inc.	65,253	4,230
	Consolidated Edison Inc.	45,840	3,932
	WEC Energy Group Inc.	40,846	3,712
	Eversource Energy	44,408	3,633
	American Water Works Co. Inc.	23,460	3,545
	Republic Services Inc. Class A	27,201	3,272
	Edison International	48,166	3,055
	DTE Energy Co.	24,912	3,029
	FirstEnergy Corp.	70,112	2,934
		Shares	Market Value• ($000)
	Ameren Corp.	32,863	2,825
	Entergy Corp.	25,833	2,718
	PPL Corp.	96,961	2,537
	CMS Energy Corp.	37,536	2,403
*	PG&E Corp.	196,218	2,231
	CenterPoint Energy Inc.	76,880	2,103
	Constellation Energy Corp.	42,130	1,937
	Alliant Energy Corp.	32,437	1,894
	Evergy Inc.	29,554	1,844
	Atmos Energy Corp.	16,745	1,839
	AES Corp.	85,526	1,816
	NiSource Inc.	50,269	1,454
	Vistra Corp.	62,144	1,418
	Essential Utilities Inc.	30,015	1,414
	NRG Energy Inc.	31,495	1,192
	Pinnacle West Capital Corp.	14,628	1,036
	UGI Corp.	26,788	1,030
	OGE Energy Corp.	25,941	974
*	Sunrun Inc.	26,582	725
	National Fuel Gas Co.	11,311	704
*	Stericycle Inc.	11,952	697
	IDACORP Inc.	6,505	676
*	Clean Harbors Inc.	6,561	626
	Brookfield Renewable Corp. Class A	16,573	619
	Hawaiian Electric Industries Inc.	13,968	572
	Avangrid Inc.	7,266	326
			145,619
Total Common Stocks (Cost $3,412,803)			5,311,063
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.138% (Cost $3,029)	30,288	3,028
Total Investments (100.0%) (Cost $3,415,832)			5,314,091
Other Assets and Liabilities—Net (0.0%)			(578)
Net Assets (100%)			5,313,513
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,576,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,672,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

13

Russell 1000 Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	9	1,966	1

See accompanying Notes, which are an integral part of the Financial Statements.
14

Russell 1000 Index Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,412,803)	5,311,063
Affiliated Issuers (Cost $3,029)	3,028
Total Investments in Securities	5,314,091
Investment in Vanguard	184
Cash Collateral Pledged—Futures Contracts	100
Receivables for Investment Securities Sold	18
Receivables for Accrued Income	6,606
Receivables for Capital Shares Issued	4
Total Assets	5,321,003
Liabilities
Due to Custodian	5,446
Collateral for Securities on Loan	1,672
Payables for Capital Shares Redeemed	224
Payables to Vanguard	143
Variation Margin Payable—Futures Contracts	5
Total Liabilities	7,490
Net Assets	5,313,513
At February 28, 2022, net assets consisted of:

Paid-in Capital	3,386,848
Total Distributable Earnings (Loss)	1,926,665
Net Assets	5,313,513

ETF Shares—Net Assets
Applicable to 13,800,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,770,329
Net Asset Value Per Share—ETF Shares	$200.75

Institutional Shares—Net Assets
Applicable to 6,539,504 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,543,184
Net Asset Value Per Share—Institutional Shares	$388.90

See accompanying Notes, which are an integral part of the Financial Statements.
15

Russell 1000 Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends[1]	36,312
Interest[2]	5
Securities Lending—Net	54
Total Income	36,371
Expenses
The Vanguard Group—Note B
Investment Advisory Services	285
Management and Administrative—ETF Shares	832
Management and Administrative—Institutional Shares	692
Marketing and Distribution—ETF Shares	53
Marketing and Distribution—Institutional Shares	53
Custodian Fees	116
Shareholders’ Reports—ETF Shares	22
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	1
Other Expenses	8
Total Expenses	2,063
Net Investment Income	34,308
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	114,929
Futures Contracts	(86)
Realized Net Gain (Loss)	114,843
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(376,686)
Futures Contracts	(64)
Change in Unrealized Appreciation (Depreciation)	(376,750)
Net Increase (Decrease) in Net Assets Resulting from Operations	(227,599)
1	Dividends are net of foreign withholding taxes of $12,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,000, ($2,000), less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $123,560,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
16

Russell 1000 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	34,308	62,518
Realized Net Gain (Loss)	114,843	422,041
Change in Unrealized Appreciation (Depreciation)	(376,750)	811,144
Net Increase (Decrease) in Net Assets Resulting from Operations	(227,599)	1,295,703
Distributions
ETF Shares	(18,870)	(28,487)
Institutional Shares	(18,638)	(33,459)
Total Distributions	(37,508)	(61,946)
Capital Share Transactions
ETF Shares	225,306	414,276
Institutional Shares	(150,065)	(346,204)
Net Increase (Decrease) from Capital Share Transactions	75,241	68,072
Total Increase (Decrease)	(189,866)	1,301,829
Net Assets
Beginning of Period	5,503,379	4,201,550
End of Period	5,313,513	5,503,379

See accompanying Notes, which are an integral part of the Financial Statements.
17

Russell 1000 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$210.32	$161.36	$134.37	$133.57	$113.60	$99.81
Investment Operations
Net Investment Income[1]	1.293	2.459	2.525	2.395	2.209	2.054
Net Realized and Unrealized Gain (Loss) on Investments	(9.439)	48.925	27.028	.759	19.896	13.753
Total from Investment Operations	(8.146)	51.384	29.553	3.154	22.105	15.807
Distributions
Dividends from Net Investment Income	(1.424)	(2.424)	(2.563)	(2.354)	(2.135)	(2.017)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.424)	(2.424)	(2.563)	(2.354)	(2.135)	(2.017)
Net Asset Value, End of Period	$200.75	$210.32	$161.36	$134.37	$133.57	$113.60
Total Return	-3.90%	32.14%	22.39%	2.45%	19.68%	16.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,770	$2,682	$1,678	$1,196	$1,008	$724
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.24%	1.34%	1.79%	1.85%	1.78%	1.94%
Portfolio Turnover Rate[2]	3%	6%	9%	6%	9%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Russell 1000 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$407.44	$312.59	$260.26	$258.75	$220.06	$193.36
Investment Operations
Net Investment Income[1]	2.528	4.807	4.927	4.645	4.345	4.080
Net Realized and Unrealized Gain (Loss) on Investments	(18.296)	94.766	52.362	1.483	38.573	26.609
Total from Investment Operations	(15.768)	99.573	57.289	6.128	42.918	30.689
Distributions
Dividends from Net Investment Income	(2.772)	(4.723)	(4.959)	(4.618)	(4.228)	(3.989)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.772)	(4.723)	(4.959)	(4.618)	(4.228)	(3.989)
Net Asset Value, End of Period	$388.90	$407.44	$312.59	$260.26	$258.75	$220.06
Total Return	-3.90%	32.16%	22.45%	2.45%	19.72%	16.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,543	$2,822	$2,523	$2,323	$2,134	$2,014
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.25%	1.36%	1.81%	1.86%	1.82%	1.98%
Portfolio Turnover Rate[2]	3%	6%	9%	6%	9%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
19

Russell 1000 Index Fund
Notes to Financial Statements
Vanguard Russell 1000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
20

Russell 1000 Index Fund
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds
21

Russell 1000 Index Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $184,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
22

Russell 1000 Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,311,025	38	—	5,311,063
Temporary Cash Investments	3,028	—	—	3,028
Total	5,314,053	38	—	5,314,091
Derivative Financial Instruments
Assets
Futures Contracts[1]	1	—	—	1
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,424,667
Gross Unrealized Appreciation	2,033,894
Gross Unrealized Depreciation	(144,469)
Net Unrealized Appreciation (Depreciation)	1,889,425
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $90,347,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $418,701,000 of investment securities and sold $343,888,000 of investment securities, other than temporary cash investments. Purchases and sales include $249,701,000 and $204,642,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $11,671,000 and sales were $5,080,000,
23

Russell 1000 Index Fund
resulting in net realized loss of $355,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	433,056	2,050	1,203,957	6,875
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(207,750)	(1,000)	(789,681)	(4,525)
Net Increase (Decrease)—ETF Shares	225,306	1,050	414,276	2,350
Institutional Shares
Issued	211,494	506	416,311	1,158
Issued in Lieu of Cash Distributions	17,462	43	31,627	93
Redeemed	(379,021)	(935)	(794,142)	(2,397)
Net Increase (Decrease)—Institutional Shares	(150,065)	(386)	(346,204)	(1,146)
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
24

Russell 1000 Value Index Fund
Fund Allocation
As of February 28, 2022
Basic Materials	2.6%
Consumer Discretionary	9.3
Consumer Staples	7.6
Energy	6.7
Financials	20.9
Health Care	16.5
Industrials	13.1
Real Estate	4.8
Technology	7.9
Telecommunications	5.1
Utilities	5.5
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
25

Russell 1000 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (2.6%)
	Newmont Corp.	356,442	23,596
	Air Products and Chemicals Inc.	98,487	23,272
	Freeport-McMoRan Inc.	461,178	21,652
	Dow Inc.	308,916	18,214
	Nucor Corp.	127,035	16,720
	International Flavors & Fragrances Inc.	113,060	15,037
	Albemarle Corp.	51,695	10,127
	LyondellBasell Industries NV Class A	102,383	9,955
	Mosaic Co.	166,166	8,712
	CF Industries Holdings Inc.	95,516	7,755
	International Paper Co.	173,210	7,540
	Eastman Chemical Co.	59,164	7,009
	Alcoa Corp.	83,620	6,300
	Reliance Steel & Aluminum Co.	27,496	5,248
	FMC Corp.	42,362	4,967
	Steel Dynamics Inc.	68,539	4,838
*	Cleveland-Cliffs Inc.	204,535	4,573
	Celanese Corp. Class A	30,662	4,271
	Huntsman Corp.	90,654	3,666
	Royal Gold Inc.	29,245	3,546
	US Steel Corp.	118,230	3,217
	Olin Corp.	59,080	3,043
	Avery Dennison Corp.	17,264	3,042
	Valvoline Inc.	80,632	2,607
	Element Solutions Inc.	104,002	2,556
	Ecolab Inc.	13,467	2,374
*	Univar Solutions Inc.	75,572	2,321
	Ashland Global Holdings Inc.	24,627	2,273
	Hexcel Corp.	37,573	2,175
	Timken Co.	29,223	1,916
	Fastenal Co.	29,538	1,520
	Westlake Corp.	11,064	1,220
	Chemours Co.	34,318	947
	NewMarket Corp.	2,957	940
*	Sylvamo Corp.	16,036	560
	Southern Copper Corp.	2,985	207
			237,916
Consumer Discretionary (9.3%)
*	Walt Disney Co.	766,766	113,834
	Walmart Inc.	638,608	86,314
	McDonald's Corp.	273,354	66,909
	Ford Motor Co.	1,743,826	30,622
		Shares	Market Value• ($000)
*	General Motors Co.	611,357	28,563
	Activision Blizzard Inc.	343,958	28,033
	Target Corp.	119,890	23,950
	Electronic Arts Inc.	126,168	16,413
	Yum! Brands Inc.	119,369	14,632
*	Dollar Tree Inc.	99,057	14,074
*	AutoZone Inc.	7,343	13,683
*	O'Reilly Automotive Inc.	20,613	13,383
*	Aptiv plc	98,019	12,688
	Dollar General Corp.	59,410	11,783
*	Southwest Airlines Co.	264,034	11,565
	Lennar Corp. Class A	117,845	10,592
	Yum China Holdings Inc.	174,801	9,093
	Best Buy Co. Inc.	83,696	8,088
	Omnicom Group Inc.	94,333	7,914
*	Royal Caribbean Cruises Ltd.	96,690	7,805
*	Carnival Corp.	379,590	7,717
	Paramount Global Class B	251,597	7,701
	MGM Resorts International	171,967	7,616
	Genuine Parts Co.	61,704	7,538
	Garmin Ltd.	67,450	7,449
	DR Horton Inc.	85,930	7,338
*	CarMax Inc.	65,505	7,162
	Costco Wholesale Corp.	12,843	6,669
*	Take-Two Interactive Software Inc.	40,898	6,625
*	United Airlines Holdings Inc.	143,834	6,386
	Interpublic Group of Cos. Inc.	172,554	6,350
*	Hilton Worldwide Holdings Inc.	39,882	5,937
	Fox Corp. Class A	140,485	5,877
	Advance Auto Parts Inc.	27,863	5,697
	LKQ Corp.	120,376	5,652
	Hasbro Inc.	56,649	5,498
*	Liberty Media Corp.-Liberty Formula One Class C	88,520	5,376
	Whirlpool Corp.	26,490	5,332
*	American Airlines Group Inc.	284,560	4,909
*	Live Nation Entertainment Inc.	38,354	4,634
	Tapestry Inc.	112,360	4,596
*	Capri Holdings Ltd.	64,690	4,382
	BorgWarner Inc. (XNYS)	106,786	4,379
	Service Corp. International	71,491	4,350
	Lear Corp.	26,715	4,203
	Newell Brands Inc.	170,193	4,042
26

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Lithia Motors Inc. Class A	11,793	4,019
*	Liberty Media Corp.- Liberty SiriusXM Class C	76,823	3,866
	PulteGroup Inc.	77,563	3,852
	Aramark	103,690	3,832
*	Discovery Inc. Class C	136,507	3,818
	News Corp. Class A	170,484	3,805
*	Uber Technologies Inc.	104,754	3,774
	Kohl's Corp.	65,752	3,657
*	Penn National Gaming Inc.	69,049	3,546
	New York Times Co. Class A	74,446	3,275
	Gentex Corp.	106,549	3,225
*	Rivian Automotive Inc. Class A	46,882	3,167
*	Norwegian Cruise Line Holdings Ltd.	161,684	3,151
	PVH Corp.	32,096	3,142
	Nexstar Media Group Inc. Class A	16,679	3,086
*	Alaska Air Group Inc.	54,489	3,059
*	Deckers Outdoor Corp.	10,547	3,044
	Dick's Sporting Goods Inc.	28,332	2,975
*	Caesars Entertainment Inc.	34,987	2,946
	VF Corp.	49,965	2,899
	Marriott Vacations Worldwide Corp.	17,846	2,867
	Harley-Davidson Inc.	67,656	2,794
	Darden Restaurants Inc.	18,862	2,739
	Ralph Lauren Corp. Class A	20,567	2,716
	Nielsen Holdings plc	153,880	2,681
	Fox Corp. Class B	68,231	2,611
	Bath & Body Works Inc.	45,696	2,439
*	Skechers USA Inc. Class A	52,291	2,404
[1]	Sirius XM Holdings Inc.	389,602	2,400
*	NVR Inc.	472	2,340
	Domino's Pizza Inc.	5,274	2,279
	AMERCO	3,926	2,268
	Leggett & Platt Inc.	59,664	2,212
*	Terminix Global Holdings Inc.	51,942	2,211
*	Zynga Inc. Class A	239,623	2,176
*	Wayfair Inc. Class A	15,195	2,141
*,1	Discovery Inc. Class A	75,948	2,130
*	Hyatt Hotels Corp. Class A	21,624	2,100
*	Boyd Gaming Corp.	29,430	2,088
*	AutoNation Inc.	18,093	2,075
*	JetBlue Airways Corp.	132,528	2,024
	Carter's Inc.	18,265	1,766
*	Liberty Media Corp.- Liberty SiriusXM Class A	34,758	1,750
*	SiteOne Landscape Supply Inc.	9,549	1,647
*	Grand Canyon Education Inc.	18,217	1,582
	Columbia Sportswear Co.	16,845	1,562
	Toll Brothers Inc.	28,237	1,532
*	Under Armour Inc. Class C	93,105	1,455
*	Coty Inc. Class A	158,085	1,450
*	Under Armour Inc. Class A	78,132	1,398
	Wyndham Hotels & Resorts Inc.	15,747	1,361
	Penske Automotive Group Inc.	13,796	1,356
	Gap Inc.	92,360	1,344
	Thor Industries Inc.	14,630	1,324
	Foot Locker Inc.	40,856	1,292
*	Copa Holdings SA Class A	14,904	1,264
		Shares	Market Value• ($000)
	News Corp. Class B	53,694	1,204
*	Ollie's Bargain Outlet Holdings Inc.	27,886	1,204
	Williams-Sonoma Inc.	7,971	1,155
*	Planet Fitness Inc. Class A	12,076	1,022
	Hanesbrands Inc.	65,442	1,011
*	Six Flags Entertainment Corp.	22,795	995
*	Madison Square Garden Sports Corp.	5,545	959
	Polaris Inc.	7,712	937
	Qurate Retail Inc. Series A	158,131	871
*	Victoria's Secret & Co.	14,133	758
*	Driven Brands Holdings Inc.	23,703	696
*	Bright Horizons Family Solutions Inc.	5,048	659
	Lennar Corp. Class B	8,130	614
*	Liberty Media Corp.- Liberty Formula One Class A	10,649	598
	Travel + Leisure Co.	10,513	589
*	Figs Inc. Class A	33,970	558
*	QuantumScape Corp. Class A	29,566	477
*	Chegg Inc.	14,578	456
*	TripAdvisor Inc.	16,694	425
*	Petco Health & Wellness Co. Inc. Class A	23,496	412
*	Burlington Stores Inc.	1,768	399
	Paramount Global Class A	11,416	389
	H&R Block Inc.	15,224	378
*	frontdoor Inc.	9,720	292
	Rollins Inc.	6,422	210
*	Leslie's Inc.	9,638	205
*	Nordstrom Inc.	8,310	172
*	Mister Car Wash Inc.	9,698	155
	World Wrestling Entertainment Inc. Class A	2,562	152
			841,221
Consumer Staples (7.6%)
	Procter & Gamble Co.	1,072,142	167,136
	Philip Morris International Inc.	693,104	70,052
	CVS Health Corp.	585,799	60,718
	Mondelez International Inc. Class A	620,850	40,653
	Coca-Cola Co.	508,635	31,657
	Archer-Daniels-Midland Co.	247,430	19,411
	Altria Group Inc.	366,831	18,815
	General Mills Inc.	271,925	18,336
	PepsiCo Inc.	104,599	17,127
	Corteva Inc.	323,850	16,850
	McKesson Corp.	58,349	16,044
	Kroger Co.	328,606	15,379
	Constellation Brands Inc. Class A	69,206	14,922
	Walgreens Boots Alliance Inc.	319,328	14,718
	Colgate-Palmolive Co.	174,439	13,423
	Kraft Heinz Co.	309,339	12,132
	Keurig Dr Pepper Inc.	310,983	12,026
	Tyson Foods Inc. Class A	127,809	11,843
	McCormick & Co. Inc.	111,321	10,594
	Church & Dwight Co. Inc.	103,034	10,082
	Kimberly-Clark Corp.	74,573	9,706

27

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	AmerisourceBergen Corp. Class A	66,229	9,440
	Conagra Brands Inc.	207,086	7,242
	Bunge Ltd.	61,266	6,405
	J M Smucker Co.	46,374	6,249
	Hormel Foods Corp.	124,985	5,954
*	Darling Ingredients Inc.	68,515	4,966
	Molson Coors Beverage Co. Class B	78,550	4,099
	Kellogg Co.	61,539	3,935
	Campbell Soup Co.	86,444	3,887
*	US Foods Holding Corp	99,297	3,882
	Casey's General Stores Inc.	16,428	3,090
	Lamb Weston Holdings Inc.	45,858	3,046
*	Post Holdings Inc.	25,885	2,722
	Brown-Forman Corp. Class B	41,365	2,698
	Ingredion Inc.	29,898	2,653
	Flowers Foods Inc.	83,847	2,298
	Albertsons Cos. Inc. Class A	69,939	2,039
	Hershey Co.	9,091	1,839
	Spectrum Brands Holdings Inc.	19,168	1,778
	Clorox Co.	10,684	1,558
*	Hain Celestial Group Inc.	39,260	1,427
*	Herbalife Nutrition Ltd.	37,271	1,326
*	Grocery Outlet Holding Corp.	40,961	1,139
*	Monster Beverage Corp.	12,288	1,037
	Reynolds Consumer Products Inc.	22,863	681
	Brown-Forman Corp. Class A	9,672	590
*	Olaplex Holdings Inc.	27,798	466
	Seaboard Corp.	103	398
*	Pilgrim's Pride Corp.	11,763	277
*,1	Beyond Meat Inc.	4,056	190
			688,935
Energy (6.7%)
	Exxon Mobil Corp.	1,885,650	147,873
	Chevron Corp.	861,598	124,070
	ConocoPhillips	587,005	55,683
	EOG Resources Inc.	228,801	26,294
	Schlumberger NV	622,404	24,423
	Marathon Petroleum Corp.	273,142	21,269
	Devon Energy Corp.	300,201	17,877
	Williams Cos. Inc.	540,418	16,904
	Phillips 66	194,290	16,367
	Valero Energy Corp.	181,412	15,150
	Kinder Morgan Inc.	864,930	15,050
	Occidental Petroleum Corp.	327,320	14,314
	ONEOK Inc.	197,767	12,914
	Pioneer Natural Resources Co.	53,346	12,782
	Halliburton Co.	372,390	12,486
	Hess Corp.	114,504	11,572
	Baker Hughes Co. Class A	327,803	9,631
	Marathon Oil Corp.	345,832	7,802
	Coterra Energy Inc.	295,395	6,891
	Targa Resources Corp.	100,820	6,591
	Diamondback Energy Inc.	42,011	5,802
	APA Corp.	160,328	5,712
*	First Solar Inc.	46,753	3,520
	EQT Corp.	137,026	3,171
	NOV Inc.	174,558	2,994
		Shares	Market Value• ($000)
	DTE Midstream LLC	43,480	2,309
	HollyFrontier Corp.	67,188	2,046
	Antero Midstream Corp.	153,302	1,539
*,1	ChargePoint Holdings Inc.	100,682	1,462
	Continental Resources Inc.	25,409	1,408
*	Shoals Technologies Group Inc. Class A	46,632	737
*	Fluence Energy Inc.	6,611	89
			606,732
Financials (20.8%)
*	Berkshire Hathaway Inc. Class B	817,087	262,653
	JPMorgan Chase & Co.	1,307,750	185,439
	Bank of America Corp.	3,207,619	141,777
	Wells Fargo & Co.	1,780,808	95,042
	Charles Schwab Corp.	669,278	56,527
	Morgan Stanley	595,775	54,061
	Citigroup Inc.	883,595	52,335
	BlackRock Inc.	63,590	47,304
	Goldman Sachs Group Inc.	136,898	46,722
	Chubb Ltd.	190,706	38,835
	CME Group Inc.	159,639	37,759
	PNC Financial Services Group Inc.	189,012	37,661
	Truist Financial Corp.	597,715	37,190
	US Bancorp	597,448	33,780
	Intercontinental Exchange Inc.	247,740	31,740
	Marsh & McLennan Cos. Inc.	199,304	30,974
	S&P Global Inc.	78,387	29,450
	Progressive Corp.	260,326	27,576
	American International Group Inc.	369,365	22,620
	MetLife Inc.	316,480	21,378
	Prudential Financial Inc.	168,534	18,819
	Travelers Cos. Inc.	109,409	18,800
	Bank of New York Mellon Corp.	336,903	17,906
	Aflac Inc.	290,053	17,719
	Allstate Corp.	127,313	15,578
*	SVB Financial Group	25,165	15,250
	KKR & Co. Inc.	248,306	14,928
	Fifth Third Bancorp	301,651	14,431
	Arthur J Gallagher & Co.	91,085	14,409
	State Street Corp.	162,230	13,843
	First Republic Bank	79,212	13,724
	Willis Towers Watson plc	55,210	12,273
	Aon plc Class A (XNYS)	40,013	11,689
	Hartford Financial Services Group Inc.	150,981	10,490
	M&T Bank Corp.	56,963	10,380
	Regions Financial Corp.	428,965	10,377
	Northern Trust Corp.	90,984	10,363
	KeyCorp	412,621	10,344
	Huntington Bancshares Inc.	636,731	9,882
	T Rowe Price Group Inc.	66,721	9,645
	Signature Bank	26,398	9,104
	Nasdaq Inc.	51,851	8,874
	Raymond James Financial Inc.	78,151	8,569
	Principal Financial Group Inc.	116,795	8,250
	Citizens Financial Group Inc.	157,164	8,239
	Cincinnati Financial Corp.	66,749	8,196

28

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Ally Financial Inc.	153,657	7,668
	Discover Financial Services	58,561	7,229
	Ameriprise Financial Inc.	22,086	6,621
	Brown & Brown Inc.	97,892	6,618
*	Markel Corp.	5,007	6,223
*	Arch Capital Group Ltd.	125,053	5,891
	Loews Corp.	94,223	5,780
	Fidelity National Financial Inc.	120,624	5,747
	First Horizon Corp.	243,324	5,713
	W R Berkley Corp.	61,503	5,554
	Comerica Inc.	57,910	5,530
	Cboe Global Markets Inc.	47,027	5,516
	East West Bancorp Inc.	62,515	5,474
	Equitable Holdings Inc.	158,202	5,167
	MSCI Inc. Class A	10,291	5,163
	Zions Bancorp NA	67,797	4,806
	Webster Financial Corp.	79,465	4,785
	Lincoln National Corp.	68,027	4,586
	Globe Life Inc.	44,740	4,517
	Assurant Inc.	25,445	4,318
	Annaly Capital Management Inc.	618,564	4,305
	First Citizens BancShares Inc. Class A	5,317	4,192
	American Financial Group Inc.	30,039	4,067
	Tradeweb Markets Inc. Class A	46,825	3,956
	People's United Financial Inc.	186,789	3,938
	Everest Re Group Ltd.	13,200	3,937
	Franklin Resources Inc.	129,559	3,852
	Apollo Global Management Inc.	58,507	3,818
	Cullen/Frost Bankers Inc.	25,259	3,555
	Commerce Bancshares Inc.	48,048	3,449
	Jefferies Financial Group Inc.	96,821	3,441
	Carlyle Group Inc.	73,041	3,423
*	Alleghany Corp.	5,149	3,408
	Pinnacle Financial Partners Inc.	33,358	3,372
	Voya Financial Inc.	49,893	3,360
	Reinsurance Group of America Inc.	30,126	3,340
	Stifel Financial Corp.	45,182	3,321
	Old Republic International Corp.	123,490	3,254
	Popular Inc.	35,269	3,239
	First American Financial Corp.	48,114	3,226
	Invesco Ltd.	147,459	3,132
	Synovus Financial Corp.	58,930	3,103
	Starwood Property Trust Inc.	130,129	3,102
	AGNC Investment Corp.	233,251	3,011
	Prosperity Bancshares Inc.	39,075	2,910
	SEI Investments Co.	48,547	2,844
	PacWest Bancorp	52,589	2,599
	Bank OZK	55,026	2,587
	OneMain Holdings Inc.	50,720	2,586
	Unum Group	91,748	2,562
	Wintrust Financial Corp.	25,443	2,528
	Janus Henderson Group plc	74,481	2,500
		Shares	Market Value• ($000)
	Affiliated Managers Group Inc.	18,017	2,493
	SLM Corp.	126,397	2,490
	Interactive Brokers Group Inc. Class A	35,805	2,370
	New York Community Bancorp Inc.	200,288	2,311
	Primerica Inc.	17,521	2,276
	Hanover Insurance Group Inc.	15,962	2,227
	MGIC Investment Corp.	145,729	2,212
	Evercore Inc. Class A	16,506	2,096
	FNB Corp.	150,845	2,026
	New Residential Investment Corp.	194,677	2,021
	Western Alliance Bancorp	21,355	2,002
	Umpqua Holdings Corp.	93,322	1,992
	Assured Guaranty Ltd.	30,674	1,901
	Axis Capital Holdings Ltd.	34,582	1,889
*	Brighthouse Financial Inc.	36,135	1,888
*	Credit Acceptance Corp.	3,345	1,840
	First Hawaiian Inc.	59,032	1,716
	RenaissanceRe Holdings Ltd.	11,224	1,692
	Lazard Ltd. Class A	45,967	1,590
	Bank of Hawaii Corp.	18,326	1,579
	Kemper Corp.	27,706	1,481
	Virtu Financial Inc. Class A	39,507	1,386
	White Mountains Insurance Group Ltd.	1,295	1,360
	BOK Financial Corp.	12,912	1,326
	Moody's Corp.	3,847	1,239
	FactSet Research Systems Inc.	2,428	986
	Broadridge Financial Solutions Inc.	5,002	731
	Ares Management Corp. Class A	8,106	657
	Mercury General Corp.	11,175	615
	Erie Indemnity Co. Class A	3,386	593
	CNA Financial Corp.	12,419	568
*,1	Lemonade Inc.	16,606	423
	TFS Financial Corp.	22,180	381
	Morningstar Inc.	1,052	295
	UWM Holdings Corp.	16,211	70
			1,884,450
Health Care (16.5%)
	Johnson & Johnson	1,173,638	193,146
	UnitedHealth Group Inc.	389,953	185,567
	Pfizer Inc.	2,484,912	116,642
	Thermo Fisher Scientific Inc.	159,164	86,585
	Merck & Co. Inc.	1,127,798	86,367
	Danaher Corp.	267,532	73,413
	Bristol-Myers Squibb Co.	994,418	68,287
	Medtronic plc	597,432	62,724
	Anthem Inc.	108,927	49,219
	Abbott Laboratories	386,916	46,670
	Becton Dickinson and Co.	127,149	34,493
	Cigna Corp.	144,649	34,395
	Gilead Sciences Inc.	558,300	33,721
*	Boston Scientific Corp.	630,038	27,829
	Humana Inc.	57,487	24,968
*	Regeneron Pharmaceuticals Inc.	39,782	24,600
	Stryker Corp.	88,683	23,355
*	Centene Corp.	256,747	21,212

29

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Eli Lilly & Co.	79,290	19,819
	Baxter International Inc.	223,317	18,975
*	Vertex Pharmaceuticals Inc.	68,064	15,656
*	Biogen Inc.	64,918	13,698
	Cerner Corp.	131,624	12,274
	Zimmer Biomet Holdings Inc.	92,440	11,757
*	Laboratory Corp. of America Holdings	42,875	11,630
	Amgen Inc.	44,763	10,138
	PerkinElmer Inc.	56,415	10,133
*	IQVIA Holdings Inc.	42,780	9,845
	Cooper Cos. Inc.	21,599	8,834
*	Hologic Inc.	112,227	7,987
	STERIS plc	32,790	7,870
*	Horizon Therapeutics plc	78,862	7,190
	Quest Diagnostics Inc.	54,367	7,137
*	Molina Healthcare Inc.	21,878	6,714
*	BioMarin Pharmaceutical Inc.	80,431	6,283
*	Catalent Inc.	58,409	5,960
*	Bio-Rad Laboratories Inc. Class A	9,505	5,950
	Viatris Inc.	533,137	5,870
	Teleflex Inc.	17,244	5,799
*	Elanco Animal Health Inc. (XNYS)	197,216	5,603
*	Henry Schein Inc.	61,840	5,342
	DENTSPLY SIRONA Inc.	96,471	5,223
*	Teladoc Health Inc.	66,814	5,072
*	QIAGEN NV	100,213	4,980
	Universal Health Services Inc. Class B	31,225	4,494
	Organon & Co.	111,970	4,180
*	Jazz Pharmaceuticals plc	26,573	3,652
*	Envista Holdings Corp.	71,525	3,433
*	United Therapeutics Corp.	19,562	3,251
*	Syneos Health Inc.	40,063	3,173
	Cardinal Health Inc.	49,943	2,697
*	Globus Medical Inc. Class A	33,736	2,372
	Royalty Pharma plc Class A	59,806	2,348
	Chemed Corp.	4,813	2,302
*	Acadia Healthcare Co. Inc.	39,769	2,255
*	Integra LifeSciences Holdings Corp.	32,277	2,164
*	ICU Medical Inc.	9,112	2,157
	Perrigo Co. plc	60,200	2,138
	Zoetis Inc.	10,882	2,107
	Premier Inc. Class A	54,912	1,974
*	Quidel Corp.	16,609	1,757
	Agilent Technologies Inc.	13,458	1,754
	ResMed Inc.	6,263	1,545
	Encompass Health Corp.	19,553	1,291
*	DaVita Inc.	8,975	1,012
*	Masimo Corp.	5,875	925
*	Incyte Corp.	12,561	858
*	Seagen Inc.	6,611	852
*	Sage Therapeutics Inc.	23,335	849
*	Nektar Therapeutics Class A	78,481	804
*	Iovance Biotherapeutics Inc.	48,433	759
*	Ultragenyx Pharmaceutical Inc.	7,943	535
*	Certara Inc.	20,501	519
*	Exact Sciences Corp.	5,462	426
*	Exelixis Inc.	19,850	408
		Shares	Market Value• ($000)
*	Charles River Laboratories International Inc.	1,392	405
*	Signify Health Inc. Class A	27,980	393
*	Amedisys Inc.	1,957	314
*	Mirati Therapeutics Inc.	3,562	314
*	Repligen Corp.	1,543	304
*	Tandem Diabetes Care Inc.	2,054	231
*	Natera Inc.	2,996	197
*	Ionis Pharmaceuticals Inc.	4,478	149
*	Adaptive Biotechnologies Corp.	8,342	120
*	Oak Street Health Inc.	6,510	114
*	agilon health Inc.	5,638	114
*	Definitive Healthcare Corp. Class A	3,234	75
			1,490,653
Industrials (13.0%)
	Raytheon Technologies Corp.	666,683	68,468
*	Boeing Co.	238,036	48,878
	General Electric Co.	485,727	46,392
	Honeywell International Inc.	242,355	45,987
	CSX Corp.	984,878	33,397
	3M Co.	219,888	32,686
	Capital One Financial Corp.	187,575	28,750
	Norfolk Southern Corp.	108,133	27,738
	Eaton Corp. plc	176,930	27,298
	Northrop Grumman Corp.	60,527	26,761
	General Dynamics Corp.	110,788	25,974
	Union Pacific Corp.	105,264	25,890
	Fidelity National Information Services Inc.	270,614	25,771
	Emerson Electric Co.	265,107	24,634
*	Fiserv Inc.	248,850	24,305
	L3Harris Technologies Inc.	86,853	21,914
	Johnson Controls International plc	318,548	20,693
	American Express Co.	102,136	19,869
	DuPont de Nemours Inc.	232,737	18,007
	Accenture plc Class A	55,541	17,552
	Global Payments Inc.	128,005	17,073
	Otis Worldwide Corp.	189,155	14,816
	Parker-Hannifin Corp.	47,721	14,144
	PACCAR Inc.	151,496	13,909
	FedEx Corp.	61,621	13,696
	AMETEK Inc.	102,135	13,256
	Cummins Inc.	63,652	12,993
	Stanley Black & Decker Inc.	71,725	11,670
*	TransDigm Group Inc.	16,247	10,830
	Vulcan Materials Co.	58,560	10,626
	Martin Marietta Materials Inc.	27,599	10,471
	Dover Corp.	63,961	10,033
	Fortive Corp.	145,871	9,445
	Carrier Global Corp.	206,372	9,262
	Ingersoll Rand Inc.	180,114	9,099
	Ball Corp.	99,440	8,924
*	Teledyne Technologies Inc.	20,420	8,768
	Synchrony Financial	197,467	8,448
	Trane Technologies plc	54,386	8,372
	PPG Industries Inc.	60,806	8,115
	Amcor plc	690,018	8,025
*	Trimble Inc.	111,506	7,778
	Westinghouse Air Brake Technologies Corp.	80,131	7,438

30

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
*	Keysight Technologies Inc.	46,227	7,275
	Equifax Inc.	33,115	7,230
	Textron Inc.	97,808	7,153
	Jacobs Engineering Group Inc.	57,566	7,081
	Quanta Services Inc.	62,154	6,771
*	United Rentals Inc.	20,919	6,728
	IDEX Corp.	33,579	6,444
*	FleetCor Technologies Inc.	27,308	6,395
*	Builders FirstSource Inc.	84,176	6,264
	Caterpillar Inc.	33,072	6,204
	Masco Corp.	108,889	6,102
	Packaging Corp. of America	41,458	6,102
	Lockheed Martin Corp.	13,933	6,044
	Crown Holdings Inc.	48,127	5,904
	Howmet Aerospace Inc.	159,085	5,714
	Rockwell Automation Inc.	20,308	5,414
	Westrock Co.	117,753	5,331
	Snap-on Inc.	23,657	4,972
	Nordson Corp.	21,238	4,810
	Verisk Analytics Inc. Class A	25,566	4,534
	CH Robinson Worldwide Inc.	46,394	4,485
	AECOM	60,992	4,432
	Hubbell Inc. Class B	23,903	4,261
	Jack Henry & Associates Inc.	24,088	4,259
	Pentair plc	73,310	4,245
	Owens Corning	44,190	4,118
	A O Smith Corp.	59,519	4,082
*	Sensata Technologies Holding plc	68,641	3,975
	Watsco Inc.	14,427	3,939
	Knight-Swift Transportation Holdings Inc.	72,211	3,934
	Lennox International Inc.	14,512	3,874
	Regal Rexnord Corp.	23,840	3,823
	Fortune Brands Home & Security Inc.	43,570	3,786
*	Berry Global Group Inc.	59,996	3,639
	Huntington Ingalls Industries Inc.	17,419	3,560
	AptarGroup Inc.	28,568	3,482
*	Mohawk Industries Inc.	24,334	3,426
	Carlisle Cos. Inc.	14,173	3,365
	Oshkosh Corp.	30,250	3,359
	ITT Inc.	38,200	3,357
	Genpact Ltd.	78,155	3,270
	Illinois Tool Works Inc.	14,325	3,099
	Woodward Inc.	24,838	3,096
	Automatic Data Processing Inc.	15,000	3,067
*	Middleby Corp.	17,145	3,045
	AGCO Corp.	25,061	3,011
	HEICO Corp. Class A	24,167	2,971
	Brunswick Corp.	30,205	2,885
	Acuity Brands Inc.	15,527	2,832
	Littelfuse Inc.	10,217	2,638
	ManpowerGroup Inc.	24,481	2,602
	Donaldson Co. Inc.	47,367	2,571
	Curtiss-Wright Corp.	17,282	2,549
	nVent Electric plc	75,107	2,548
	Sonoco Products Co.	43,223	2,538
	Louisiana-Pacific Corp.	35,242	2,536
	TransUnion	27,353	2,483
		Shares	Market Value• ($000)
	Xylem Inc.	27,172	2,417
	Eagle Materials Inc.	17,603	2,409
	MDU Resources Group Inc.	89,840	2,405
	Western Union Co.	130,735	2,377
	Crane Co.	22,210	2,245
	Paychex Inc.	18,721	2,229
*	FTI Consulting Inc.	15,077	2,201
*	Colfax Corp.	53,058	2,133
	Expeditors International of Washington Inc.	20,330	2,101
*	Axalta Coating Systems Ltd.	76,782	2,076
	Graco Inc.	28,761	2,073
	Valmont Industries Inc.	9,435	2,042
	RPM International Inc.	23,952	2,026
	Sealed Air Corp.	29,890	2,006
	Air Lease Corp. Class A	47,939	2,002
	HEICO Corp.	13,463	1,986
*	MasTec Inc.	25,160	1,982
	Graphic Packaging Holding Co.	91,758	1,888
	Ryder System Inc.	23,821	1,878
	Flowserve Corp.	58,715	1,783
*	Kirby Corp.	27,060	1,763
	Spirit AeroSystems Holdings Inc. Class A	34,188	1,709
	MSA Safety Inc.	11,739	1,633
	WW Grainger Inc.	3,411	1,627
	Silgan Holdings Inc.	37,289	1,562
*	Mercury Systems Inc.	25,690	1,547
	Alliance Data Systems Corp.	22,431	1,513
	MSC Industrial Direct Co. Inc. Class A	19,259	1,492
	Old Dominion Freight Line Inc.	3,735	1,173
*	WEX Inc.	6,865	1,157
	Allegion plc	10,001	1,145
	Armstrong World Industries Inc.	11,286	998
*	Paysafe Ltd.	301,016	960
	Cintas Corp.	2,467	926
*	Euronet Worldwide Inc.	6,948	891
	Vontier Corp.	36,511	887
*	TuSimple Holdings Inc. Class A	49,745	867
	JB Hunt Transport Services Inc.	3,918	795
	Robert Half International Inc.	5,864	705
*	AZEK Co. Inc. Class A	23,335	688
	MKS Instruments Inc.	4,376	659
*	Gates Industrial Corp. plc	40,732	645
	Schneider National Inc. Class B	22,494	588
*	GXO Logistics Inc.	6,679	561
	ADT Inc.	76,474	559
	BWX Technologies Inc.	10,233	547
*	TopBuild Corp.	2,514	540
*	Waters Corp.	1,685	534
*	XPO Logistics Inc.	6,871	499
	Allison Transmission Holdings Inc.	11,398	455
*	Ardagh Metal Packaging SA	53,614	445
*	Hayward Holdings Inc.	19,888	356
	Landstar System Inc.	2,120	327

31

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
*	Core & Main Inc. Class A	11,910	268
*	Coherent Inc.	947	250
	Toro Co.	2,128	200
*	Loyalty Ventures Inc.	7,730	185
	Ardagh Group SA	8,833	165
*	StoneCo. Ltd. Class A	11,642	131
*	Diversey Holdings Ltd.	11,425	109
*	Virgin Galactic Holdings Inc.	11,043	107
*	Legalzoom.com Inc.	3,497	55
			1,180,251
Real Estate (4.8%)
	Prologis Inc.	328,043	47,845
	Digital Realty Trust Inc.	125,002	16,865
	Realty Income Corp.	252,508	16,688
	Welltower Inc.	193,684	16,132
	AvalonBay Communities Inc.	62,239	14,850
	Equity Residential	163,583	13,954
*	CBRE Group Inc. Class A	141,019	13,658
	Weyerhaeuser Co.	333,080	12,950
	Alexandria Real Estate Equities Inc.	68,298	12,936
	SBA Communications Corp. Class A	40,282	12,221
	Mid-America Apartment Communities Inc.	51,349	10,506
	Invitation Homes Inc.	266,996	10,092
	Extra Space Storage Inc.	53,140	9,998
	Ventas Inc.	177,432	9,581
	Sun Communities Inc.	50,744	9,185
	Essex Property Trust Inc.	28,884	9,161
	Duke Realty Corp.	169,511	8,984
	Boston Properties Inc.	69,893	8,549
	Equinix Inc.	11,505	8,165
	VICI Properties Inc.	278,686	7,792
	UDR Inc.	137,224	7,529
	Healthpeak Properties Inc.	239,484	7,438
	Camden Property Trust	44,109	7,283
	WP Carey Inc.	82,347	6,374
	Kimco Realty Corp.	255,915	6,022
*	Host Hotels & Resorts Inc.	316,982	5,791
	Public Storage	15,807	5,612
*	Jones Lang LaSalle Inc.	22,604	5,566
	Medical Properties Trust Inc.	259,365	5,275
	CyrusOne Inc.	55,956	5,056
	Regency Centers Corp.	75,303	4,962
	Rexford Industrial Realty Inc.	67,856	4,759
	American Homes 4 Rent Class A	124,510	4,733
	Life Storage Inc.	36,519	4,623
	CubeSmart	95,063	4,583
	Gaming and Leisure Properties Inc.	98,431	4,470
	Federal Realty Investment Trust	34,754	4,086
	Kilroy Realty Corp.	52,486	3,759
	Apartment Income REIT Corp.	69,833	3,604
	First Industrial Realty Trust Inc.	58,031	3,341
	Vornado Realty Trust	76,729	3,321
	Brixmor Property Group Inc.	131,278	3,298
		Shares	Market Value• ($000)
	National Retail Properties Inc.	76,057	3,241
	American Campus Communities Inc.	59,443	3,199
	STORE Capital Corp.	103,627	3,183
	Americold Realty Trust	116,604	3,116
	Omega Healthcare Investors Inc.	107,761	3,036
	Healthcare Trust of America Inc. Class A	97,249	2,858
	Equity LifeStyle Properties Inc.	36,243	2,704
	Simon Property Group Inc.	19,182	2,639
	Cousins Properties Inc.	66,107	2,554
	Rayonier Inc.	63,015	2,502
	Spirit Realty Capital Inc.	53,823	2,496
*	CoStar Group Inc.	39,865	2,432
	SL Green Realty Corp.	29,479	2,344
	Douglas Emmett Inc.	72,560	2,300
	Highwoods Properties Inc.	46,283	2,018
*	Park Hotels & Resorts Inc.	106,175	2,000
	Iron Mountain Inc.	37,909	1,864
*	Howard Hughes Corp.	18,516	1,770
	Hudson Pacific Properties Inc.	66,329	1,751
	EPR Properties	33,409	1,664
	JBG SMITH Properties	54,060	1,442
*	Opendoor Technologies Inc.	162,344	1,356
	Lamar Advertising Co. Class A	5,020	547
*	Orion Office REIT Inc.	23,330	397
			435,010
Technology (7.9%)
	Intel Corp.	1,800,137	85,867
*	salesforce.com Inc.	336,192	70,778
*	Alphabet Inc. Class A	18,380	49,647
*	Alphabet Inc. Class C	17,599	47,479
	International Business Machines Corp.	348,603	42,707
	Micron Technology Inc.	429,671	38,181
	Texas Instruments Inc.	156,591	26,619
	Marvell Technology Inc.	364,597	24,913
	Analog Devices Inc.	143,640	23,024
	Roper Technologies Inc.	46,649	20,909
	Cognizant Technology Solutions Corp. Class A	234,107	20,164
	NXP Semiconductors NV	81,589	15,512
	HP Inc.	334,953	11,509
*	Twitter Inc.	309,371	10,998
*	Twilio Inc. Class A	53,399	9,334
*	VeriSign Inc.	43,371	9,269
	Hewlett Packard Enterprise Co.	580,491	9,241
	Corning Inc.	224,304	9,062
*	Akamai Technologies Inc.	71,329	7,722
*	Synopsys Inc.	24,451	7,638
	SS&C Technologies Holdings Inc.	99,975	7,495
*	ANSYS Inc.	22,643	7,341
	VMware Inc. Class A	62,109	7,287
*	Western Digital Corp.	138,527	7,057
*	Qorvo Inc.	48,948	6,695
	Leidos Holdings Inc.	62,313	6,346
	Amphenol Corp. Class A	75,041	5,704
*	GoDaddy Inc. Class A	66,788	5,571
*	ON Semiconductor Corp.	86,117	5,392
	Skyworks Solutions Inc.	38,838	5,366

32

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
*	F5 Inc.	26,613	5,345
*	Wolfspeed Inc.	51,353	5,275
	NortonLifeLock Inc.	179,819	5,211
	Amdocs Ltd.	57,709	4,542
*	Nuance Communications Inc.	77,319	4,293
*	Ceridian HCM Holding Inc.	57,217	4,172
*	IAC/InterActiveCorp.	34,381	3,946
*	DXC Technology Co.	112,065	3,814
*	Arrow Electronics Inc.	31,043	3,783
*	Black Knight Inc.	67,289	3,781
	Oracle Corp.	49,620	3,770
	Concentrix Corp.	18,850	3,768
	Citrix Systems Inc.	35,178	3,606
*	Guidewire Software Inc.	37,374	3,294
*	Dell Technologies Inc. Class C	62,294	3,174
*	CACI International Inc. Class A	10,426	2,917
*	Clarivate plc	192,944	2,890
	NetApp Inc.	33,610	2,634
	Microchip Technology Inc.	37,091	2,609
*	Change Healthcare Inc.	110,324	2,363
	Science Applications International Corp.	25,790	2,262
	National Instruments Corp.	56,326	2,261
*	Cirrus Logic Inc.	25,831	2,244
	Dolby Laboratories Inc. Class A	28,860	2,167
*	IPG Photonics Corp.	15,040	1,960
	CDK Global Inc.	43,089	1,954
	TD SYNNEX Corp.	18,971	1,932
	Avnet Inc.	45,225	1,903
*	Manhattan Associates Inc.	13,541	1,810
*	NCR Corp.	38,198	1,548
*	Kyndryl Holdings Inc.	96,181	1,525
*	Mandiant Inc.	76,394	1,513
*	Snowflake Inc. Class A	5,279	1,402
*	Dun & Bradstreet Holdings Inc.	73,638	1,367
	Xerox Holdings Corp.	65,814	1,297
*	Tyler Technologies Inc.	2,267	971
*	Fastly Inc. Class A	47,497	883
*	DoorDash Inc. Class A	8,266	867
	Jabil Inc.	14,537	840
*	Cloudflare Inc. Class A	6,358	740
*	Duck Creek Technologies Inc.	27,203	639
*,1	GLOBALFOUNDRIES Inc.	10,243	623
	Azenta Inc.	6,348	556
*	Procore Technologies Inc.	6,789	443
*	C3.ai Inc. Class A	16,528	371
*	Teradata Corp.	6,919	346
*	Vroom Inc.	45,002	274
*	N-able Inc.	22,648	262
	McAfee Corp.Class A	9,392	244
*	Datto Holding Corp.	10,176	239
*	Thoughtworks Holding Inc.	9,767	223
	SolarWinds Corp.	14,398	195
*	Dynatrace Inc.	3,292	146
	Pegasystems Inc.	1,496	130
*	Pure Storage Inc. Class A	4,674	121
*	Vimeo Inc.	9,135	119
*	Jamf Holding Corp.	3,084	105
*	Paycor HCM Inc.	3,470	97
*	Informatica Inc. Class A	2,425	49
			716,642
		Shares	Market Value• ($000)
Telecommunications (5.1%)
	Cisco Systems Inc.	1,882,352	104,979
	Verizon Communications Inc.	1,845,820	99,065
	Comcast Corp. Class A	2,029,448	94,897
	AT&T Inc.	3,178,602	75,301
*	T-Mobile US Inc.	262,501	32,343
	Motorola Solutions Inc.	74,153	16,345
*	Liberty Broadband Corp. Class C	61,441	9,013
	Juniper Networks Inc.	143,158	4,837
	Lumen Technologies Inc.	450,269	4,665
*	Ciena Corp.	67,966	4,650
*	DISH Network Corp. Class A	111,789	3,573
*	Lumentum Holdings Inc.	31,536	3,118
*	Charter Communications Inc. Class A	3,024	1,820
	Cable One Inc.	1,153	1,652
*	Liberty Broadband Corp. Class A	11,002	1,593
*	Arista Networks Inc.	11,318	1,389
*	ViaSat Inc.	30,342	1,385
*	Altice USA Inc. Class A	27,599	319
	Ubiquiti Inc.	546	139
			461,083
Utilities (5.5%)
	NextEra Energy Inc.	872,516	68,292
	Duke Energy Corp.	342,904	34,431
	Southern Co.	471,447	30,536
	Dominion Energy Inc.	358,473	28,509
	Waste Management Inc.	158,005	22,816
	Sempra Energy (XNYS)	142,422	20,540
	American Electric Power Co. Inc.	222,303	20,152
	Exelon Corp.	435,540	18,537
	Xcel Energy Inc.	239,276	16,110
	Public Service Enterprise Group Inc.	223,915	14,516
	Consolidated Edison Inc.	157,902	13,543
	WEC Energy Group Inc.	140,257	12,747
	Eversource Energy	152,925	12,509
	American Water Works Co. Inc.	81,071	12,249
	Republic Services Inc. Class A	92,996	11,186
	Edison International	166,438	10,555
	DTE Energy Co.	85,717	10,422
	FirstEnergy Corp.	243,010	10,170
	Ameren Corp.	113,595	9,763
	Entergy Corp.	89,031	9,367
	PPL Corp.	332,445	8,700
	CMS Energy Corp.	128,132	8,202
*	PG&E Corp.	671,928	7,640
	CenterPoint Energy Inc.	264,615	7,237
	Constellation Energy Corp.	145,813	6,704
	Alliant Energy Corp.	110,121	6,431
	Evergy Inc.	102,402	6,391
	Atmos Energy Corp.	57,223	6,284
	AES Corp.	291,952	6,198
	NiSource Inc.	174,991	5,062
	Vistra Corp.	212,000	4,838
	Essential Utilities Inc.	101,943	4,803
	UGI Corp.	93,172	3,581
	Pinnacle West Capital Corp.	50,430	3,572
	OGE Energy Corp.	88,675	3,330
	National Fuel Gas Co.	39,235	2,442

33

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
*	Sunrun Inc.	89,014	2,428
*	Stericycle Inc.	40,964	2,391
	IDACORP Inc.	22,122	2,300
	NRG Energy Inc.	59,714	2,260
*	Clean Harbors Inc.	22,625	2,159
	Hawaiian Electric Industries Inc.	47,674	1,954
	Brookfield Renewable Corp. Class A	43,491	1,625
	Avangrid Inc.	25,580	1,148
			494,630
Total Common Stocks (Cost $7,991,750)			9,037,523
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.138% (Cost $7,670)	76,707	7,670
Total Investments (99.9%) (Cost $7,999,420)			9,045,193
Other Assets and Liabilities—Net (0.1%)			8,992
Net Assets (100%)			9,054,185
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,579,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $4,785,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	46	10,046	(330)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
International Business Machines Corp.	8/31/22	BANA	6,003	(0.070)	80	—
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
34

Russell 1000 Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $7,991,750)	9,037,523
Affiliated Issuers (Cost $7,670)	7,670
Total Investments in Securities	9,045,193
Investment in Vanguard	295
Cash Collateral Pledged—Futures Contracts	390
Receivables for Investment Securities Sold	793
Receivables for Accrued Income	16,745
Receivables for Capital Shares Issued	1,340
Unrealized Appreciation—Over-the-Counter Swap Contracts	80
Total Assets	9,064,836
Liabilities
Due to Custodian	4,779
Payables for Investment Securities Purchased	543
Collateral for Securities on Loan	4,785
Payables for Capital Shares Redeemed	271
Payables to Vanguard	251
Variation Margin Payable—Futures Contracts	22
Total Liabilities	10,651
Net Assets	9,054,185
At February 28, 2022, net assets consisted of:

Paid-in Capital	8,133,065
Total Distributable Earnings (Loss)	921,120
Net Assets	9,054,185

ETF Shares—Net Assets
Applicable to 102,277,615 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,270,514
Net Asset Value Per Share—ETF Shares	$71.09

Institutional Shares—Net Assets
Applicable to 6,424,106 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,783,671
Net Asset Value Per Share—Institutional Shares	$277.65

See accompanying Notes, which are an integral part of the Financial Statements.
35

Russell 1000 Value Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends[1]	84,048
Interest[2]	6
Securities Lending—Net	83
Total Income	84,137
Expenses
The Vanguard Group—Note B
Investment Advisory Services	470
Management and Administrative—ETF Shares	2,055
Management and Administrative—Institutional Shares	434
Marketing and Distribution—ETF Shares	128
Marketing and Distribution—Institutional Shares	47
Custodian Fees	164
Shareholders’ Reports—ETF Shares	45
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	2
Other Expenses	8
Total Expenses	3,355
Net Investment Income	80,782
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	260,079
Futures Contracts	(12)
Swap Contracts	(511)
Realized Net Gain (Loss)	259,556
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(323,603)
Futures Contracts	(679)
Swap Contracts	55
Change in Unrealized Appreciation (Depreciation)	(324,227)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,111
1	Dividends are net of foreign withholding taxes of $27,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,000, ($4,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $264,671,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
36

Russell 1000 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	80,782	113,681
Realized Net Gain (Loss)	259,556	347,876
Change in Unrealized Appreciation (Depreciation)	(324,227)	1,158,191
Net Increase (Decrease) in Net Assets Resulting from Operations	16,111	1,619,748
Distributions
ETF Shares	(67,938)	(75,646)
Institutional Shares	(17,228)	(27,447)
Total Distributions	(85,166)	(103,093)
Capital Share Transactions
ETF Shares	758,931	2,819,628
Institutional Shares	22,513	152,685
Net Increase (Decrease) from Capital Share Transactions	781,444	2,972,313
Total Increase (Decrease)	712,389	4,488,968
Net Assets
Beginning of Period	8,341,796	3,852,828
End of Period	9,054,185	8,341,796

See accompanying Notes, which are an integral part of the Financial Statements.
37

Russell 1000 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021[1]	2020[1]	2019[1]	2018[1]	2017[1]
Net Asset Value, Beginning of Period	$71.54	$53.52	$54.61	$55.60	$50.66	$46.57
Investment Operations
Net Investment Income[2]	.668	1.282	1.408	1.357	1.261	1.219
Net Realized and Unrealized Gain (Loss) on Investments	(.411)	17.932	(1.056)	(1.054)	4.918	4.054
Total from Investment Operations	.257	19.214	.352	.303	6.179	5.273
Distributions
Dividends from Net Investment Income	(.707)	(1.194)	(1.442)	(1.293)	(1.239)	(1.183)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.707)	(1.194)	(1.442)	(1.293)	(1.239)	(1.183)
Net Asset Value, End of Period	$71.09	$71.54	$53.52	$54.61	$55.60	$50.66
Total Return	0.36%	36.32%	0.75%	0.60%	12.36%	11.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,271	$6,569	$2,646	$1,914	$1,487	$1,153
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.88%	1.99%	2.65%	2.51%	2.35%	2.48%
Portfolio Turnover Rate[3]	2%	19%	24%	17%	16%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective at the beginning of trading on April 20, 2021.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
38

Russell 1000 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$279.40	$209.00	$213.25	$217.14	$197.85	$181.86
Investment Operations
Net Investment Income[1]	2.619	5.002	5.594	5.294	4.978	4.850
Net Realized and Unrealized Gain (Loss) on Investments	(1.599)	70.071	(4.226)	(4.087)	19.227	15.821
Total from Investment Operations	1.020	75.073	1.368	1.207	24.205	20.671
Distributions
Dividends from Net Investment Income	(2.770)	(4.673)	(5.618)	(5.097)	(4.915)	(4.681)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.770)	(4.673)	(5.618)	(5.097)	(4.915)	(4.681)
Net Asset Value, End of Period	$277.65	$279.40	$209.00	$213.25	$217.14	$197.85
Total Return	0.37%	36.35%	0.81%	0.61%	12.39%	11.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,784	$1,773	$1,207	$1,889	$1,603	$1,541
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.88%	2.01%	2.64%	2.52%	2.39%	2.52%
Portfolio Turnover Rate[2]	2%	19%	24%	17%	16%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
39

Russell 1000 Value Index Fund
Notes to Financial Statements
Vanguard Russell 1000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
40

Russell 1000 Value Index Fund
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
41

Russell 1000 Value Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
42

Russell 1000 Value Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $295,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
43

Russell 1000 Value Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,037,358	165	—	9,037,523
Temporary Cash Investments	7,670	—	—	7,670
Total	9,045,028	165	—	9,045,193
Derivative Financial Instruments
Assets
Swap Contracts	—	80	—	80
Liabilities
Futures Contracts[1]	330	—	—	330
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,011,360
Gross Unrealized Appreciation	1,290,559
Gross Unrealized Depreciation	(257,056)
Net Unrealized Appreciation (Depreciation)	1,033,503
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $402,211,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $1,669,306,000 of investment securities and sold $875,482,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,341,374,000 and $712,741,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $69,382,000 and sales were $21,459,000, resulting in net realized loss of $2,121,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
44

Russell 1000 Value Index Fund
F.	During the year ended August 31, 2021, the fund’s ETF Shares underwent a 2-for-1 share split. Each shareholder of record as of the close of business on April 19, 2021, received 2 shares for every 1 ETF Share held on that date. The split had no effect on net assets or total return. Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares[1]
Issued	1,472,792	20,401	3,870,717	58,327
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(713,861)	(9,950)	(1,051,089)	(15,950)
Net Increase (Decrease)—ETF Shares	758,931	10,451	2,819,628	42,377
Institutional Shares
Issued	181,738	650	565,635	2,234
Issued in Lieu of Cash Distributions	15,132	55	24,296	102
Redeemed	(174,357)	(626)	(437,246)	(1,764)
Net Increase (Decrease)—Institutional Shares	22,513	79	152,685	572
1	2021 shares adjusted to reflect a 2-for-1 share split effective at the beginning of trading on April 20, 2021.
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
45

Russell 1000 Growth Index Fund
Fund Allocation
As of February 28, 2022
Basic Materials	0.6%
Consumer Discretionary	21.3
Consumer Staples	3.0
Energy	0.6
Financials	2.2
Health Care	8.5
Industrials	12.4
Real Estate	1.8
Technology	48.9
Telecommunications	0.6
Utilities	0.1
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
46

Russell 1000 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (0.6%)
	Ecolab Inc.	111,256	19,610
	Fastenal Co.	257,397	13,246
	Freeport-McMoRan Inc.	218,856	10,275
	Avery Dennison Corp.	22,601	3,982
	Scotts Miracle-Gro Co.	20,560	2,880
	Celanese Corp. Class A	19,836	2,763
	Southern Copper Corp.	38,988	2,705
	FMC Corp.	15,467	1,813
	LyondellBasell Industries NV Class A	16,647	1,619
	Dow Inc.	27,301	1,610
	Steel Dynamics Inc.	17,382	1,227
	Chemours Co.	43,229	1,193
	Westlake Corp.	3,200	353
	Olin Corp.	5,210	268
			63,544
Consumer Discretionary (21.2%)
*	Amazon.com Inc.	220,318	676,654
*	Tesla Inc.	410,454	357,271
	Home Depot Inc.	539,860	170,504
	Costco Wholesale Corp.	209,869	108,974
*	Netflix Inc.	219,253	86,500
	NIKE Inc. Class B	628,942	85,882
	Lowe's Cos. Inc.	351,820	77,773
	Starbucks Corp.	598,837	54,967
*	Booking Holdings Inc.	20,768	45,113
	TJX Cos. Inc.	612,538	40,489
	Estee Lauder Cos. Inc. Class A	116,342	34,476
*	Uber Technologies Inc.	701,349	25,270
*	Marriott International Inc. Class A	136,891	23,291
	Target Corp.	110,586	22,092
*	Chipotle Mexican Grill Inc. Class A	14,238	21,689
*	Trade Desk Inc. Class A	220,634	18,824
*	Lululemon Athletica Inc.	57,974	18,548
	eBay Inc.	317,943	17,356
	McDonald's Corp.	67,377	16,492
	Ross Stores Inc.	177,586	16,230
*	Expedia Group Inc.	73,380	14,391
*	Hilton Worldwide Holdings Inc.	93,507	13,919
*	Copart Inc.	106,455	13,081
*	Delta Air Lines Inc.	320,496	12,794
	Tractor Supply Co.	57,710	11,761
*	Spotify Technology SA	69,513	10,857
		Shares	Market Value• ($000)
	Dollar General Corp.	50,689	10,054
*	Ulta Beauty Inc.	26,791	10,033
*	Etsy Inc.	64,056	9,922
	Pool Corp.	19,754	9,059
*	Las Vegas Sands Corp.	168,499	7,222
*	Burlington Stores Inc.	31,788	7,181
*	Walt Disney Co.	47,381	7,034
*	O'Reilly Automotive Inc.	10,305	6,690
	Darden Restaurants Inc.	44,877	6,517
	VF Corp.	106,062	6,154
*	Carvana Co. Class A	39,700	5,974
	DR Horton Inc.	68,767	5,873
*	Lyft Inc. Class A	148,272	5,774
	Domino's Pizza Inc.	12,618	5,454
*	Caesars Entertainment Inc.	64,181	5,403
	Vail Resorts Inc.	20,215	5,267
*	NVR Inc.	1,060	5,256
*	Floor & Decor Holdings Inc. Class A	51,700	4,944
*	Wynn Resorts Ltd.	53,951	4,668
*	Five Below Inc.	28,255	4,623
	Churchill Downs Inc.	18,769	4,521
*	Mattel Inc.	177,730	4,440
*	AutoZone Inc.	2,248	4,189
	Williams-Sonoma Inc.	28,422	4,117
*	GameStop Corp. Class A	32,511	4,010
*	Peloton Interactive Inc. Class A	136,678	3,972
	Bath & Body Works Inc.	71,305	3,806
*	DraftKings Inc. Class A	154,910	3,668
*	RH	8,968	3,604
	Rollins Inc.	106,288	3,468
*	Live Nation Entertainment Inc.	27,199	3,286
*	Aptiv plc	25,162	3,257
*	Bright Horizons Family Solutions Inc.	24,676	3,224
*	Wayfair Inc. Class A	21,716	3,059
	Tempur Sealy International Inc.	90,121	2,975
	Best Buy Co. Inc.	28,238	2,729
*	YETI Holdings Inc.	43,567	2,682
	Choice Hotels International Inc.	17,794	2,569
	Wyndham Hotels & Resorts Inc.	29,578	2,556
*	IAA Inc.	68,701	2,524
*	Planet Fitness Inc. Class A	29,309	2,480
47

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
	Polaris Inc.	20,271	2,463
*	Zynga Inc. Class A	242,202	2,199
	Wendy's Co.	90,875	2,066
*	SiteOne Landscape Supply Inc.	11,751	2,026
*	Take-Two Interactive Software Inc.	11,625	1,883
	PulteGroup Inc.	36,569	1,816
	H&R Block Inc.	71,598	1,776
*	Sabre Corp.	161,639	1,767
*	Chegg Inc.	55,862	1,747
	Hanesbrands Inc.	105,671	1,633
	Travel + Leisure Co.	28,858	1,617
	Yum! Brands Inc.	12,746	1,562
*,1	QuantumScape Corp. Class A	88,538	1,429
*	Leslie's Inc.	59,834	1,275
	Toll Brothers Inc.	23,286	1,263
*	Victoria's Secret & Co.	22,665	1,216
*,1	Rivian Automotive Inc. Class A	17,978	1,215
	World Wrestling Entertainment Inc. Class A	19,505	1,156
*	Playtika Holding Corp.	52,205	1,075
	Thor Industries Inc.	11,132	1,007
*	Nordstrom Inc.	47,614	987
*	frontdoor Inc.	29,839	897
	Yum China Holdings Inc.	17,181	894
*	TripAdvisor Inc.	30,743	782
*	CarMax Inc.	6,842	748
*	Six Flags Entertainment Corp.	14,866	649
*	Boyd Gaming Corp.	8,745	620
*	Madison Square Garden Sports Corp.	3,450	597
	Tapestry Inc.	14,097	577
*	Deckers Outdoor Corp.	1,807	522
*	Mister Car Wash Inc.	30,782	493
	Lithia Motors Inc. Class A	1,255	428
*	Skechers USA Inc. Class A	7,442	342
	Nexstar Media Group Inc. Class A	1,329	246
*	Penn National Gaming Inc.	4,687	241
*	Figs Inc. Class A	12,606	207
	Columbia Sportswear Co.	1,188	110
*	Petco Health & Wellness Co. Inc. Class A	2,245	39
			2,241,006
Consumer Staples (3.0%)
	PepsiCo Inc.	582,099	95,313
	Coca-Cola Co.	1,391,377	86,599
	Altria Group Inc.	522,130	26,780
	Sysco Corp.	259,464	22,599
	Colgate-Palmolive Co.	224,478	17,274
*	Monster Beverage Corp.	174,780	14,751
	Hershey Co.	63,899	12,924
	Kimberly-Clark Corp.	85,415	11,117
	Clorox Co.	50,804	7,407
	Kellogg Co.	56,828	3,634
	McKesson Corp.	11,205	3,081
	Brown-Forman Corp. Class B	46,162	3,011
*	Freshpet Inc.	20,644	1,966
		Shares	Market Value• ($000)
*	Boston Beer Co. Inc. Class A	4,637	1,778
	Lamb Weston Holdings Inc.	22,207	1,475
*,1	Beyond Meat Inc.	25,546	1,195
	Brown-Forman Corp. Class A	11,993	732
	Church & Dwight Co. Inc.	6,544	640
*	Herbalife Nutrition Ltd.	8,839	315
*	Darling Ingredients Inc.	4,074	295
*	Pilgrim's Pride Corp.	9,786	231
*	Olaplex Holdings Inc.	10,154	170
			313,287
Energy (0.6%)
	Cheniere Energy Inc.	119,176	15,839
	Pioneer Natural Resources Co.	48,298	11,572
*	Enphase Energy Inc.	67,254	11,211
*	Plug Power Inc.	259,830	6,571
	Diamondback Energy Inc.	43,609	6,022
	EOG Resources Inc.	35,509	4,081
	Texas Pacific Land Corp.	2,970	3,531
	Occidental Petroleum Corp.	54,800	2,396
	Coterra Energy Inc.	65,247	1,522
	Hess Corp.	9,788	989
	Halliburton Co.	24,091	808
	New Fortress Energy Inc. Class A	13,397	370
	Continental Resources Inc.	3,205	178
*	Fluence Energy Inc.	6,892	93
			65,183
Financials (2.2%)
	Blackstone Inc.	344,641	43,931
	S&P Global Inc.	86,599	32,535
	Moody's Corp.	77,952	25,103
	Aon plc Class A (XNYS)	65,405	19,107
	MSCI Inc. Class A	28,936	14,517
	Discover Financial Services	81,986	10,120
	Ameriprise Financial Inc.	31,598	9,473
	Apollo Global Management Inc.	119,842	7,821
	Broadridge Financial Solutions Inc.	52,940	7,740
	LPL Financial Holdings Inc.	40,054	7,248
	MarketAxess Holdings Inc.	19,002	7,248
	FactSet Research Systems Inc.	16,504	6,702
	T Rowe Price Group Inc.	37,943	5,485
	Ares Management Corp. Class A	63,470	5,147
	Marsh & McLennan Cos. Inc.	30,520	4,743
*	Upstart Holdings Inc.	22,925	3,622
	Goldman Sachs Group Inc.	9,744	3,326
	Morningstar Inc.	10,897	3,058
	Western Alliance Bancorp	26,855	2,517
*	Arch Capital Group Ltd.	44,627	2,102
	Citizens Financial Group Inc.	38,315	2,009
	RenaissanceRe Holdings Ltd.	10,116	1,525

48

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
	Erie Indemnity Co. Class A	8,645	1,514
*	Markel Corp.	1,167	1,451
	Everest Re Group Ltd.	4,273	1,274
	Rocket Cos. Inc. Class A	68,873	889
	Lincoln National Corp.	13,092	883
*	Alleghany Corp.	746	494
	Raymond James Financial Inc.	4,473	490
	Brown & Brown Inc.	7,218	488
	Synovus Financial Corp.	5,220	275
*	Credit Acceptance Corp.	334	184
	UWM Holdings Corp.	27,335	119
*	Lemonade Inc.	1,891	48
*	GoHealth Inc. Class A	20,424	46
			233,234
Health Care (8.5%)
	AbbVie Inc.	896,951	132,542
	Eli Lilly & Co.	339,938	84,968
	Amgen Inc.	236,897	53,652
	Abbott Laboratories	440,775	53,166
*	Intuitive Surgical Inc.	180,046	52,273
	Zoetis Inc.	228,195	44,190
*	Edwards Lifesciences Corp.	314,033	35,288
	HCA Healthcare Inc.	123,970	31,031
*	Moderna Inc.	171,894	26,403
*	Illumina Inc.	74,095	24,199
*	IDEXX Laboratories Inc.	42,973	22,877
*	Align Technology Inc.	39,857	20,385
*	DexCom Inc.	48,943	20,258
	Stryker Corp.	75,462	19,873
	Agilent Technologies Inc.	138,530	18,059
	ResMed Inc.	65,747	16,223
*	Veeva Systems Inc. Class A	69,374	15,890
	UnitedHealth Group Inc.	32,952	15,681
	West Pharmaceutical Services Inc.	37,299	14,438
*	Vertex Pharmaceuticals Inc.	51,675	11,886
*	IQVIA Holdings Inc.	47,697	10,976
*	Avantor Inc.	306,394	10,629
	Thermo Fisher Scientific Inc.	17,887	9,731
*	Alnylam Pharmaceuticals Inc.	60,470	9,545
*	Insulet Corp.	33,546	8,879
	Bio-Techne Corp.	19,924	8,356
*	Seagen Inc.	60,771	7,832
*	ABIOMED Inc.	22,413	6,965
*	Charles River Laboratories International Inc.	23,601	6,872
*	Exact Sciences Corp.	80,449	6,280
*	Incyte Corp.	80,522	5,500
*	Repligen Corp.	26,165	5,147
	Cardinal Health Inc.	84,395	4,558
	Danaher Corp.	16,552	4,542
*	Neurocrine Biosciences Inc.	47,753	4,292
*	Novocure Ltd.	52,131	4,267
*	Penumbra Inc.	17,760	3,938
	Royalty Pharma plc Class A	98,147	3,853
	Bruker Corp.	52,067	3,664
*	10X Genomics Inc. Class A	42,646	3,474
		Shares	Market Value• ($000)
*	Regeneron Pharmaceuticals Inc.	5,450	3,370
*	Tandem Diabetes Care Inc.	29,335	3,304
*	Sarepta Therapeutics Inc.	41,769	3,200
*	Novavax Inc.	38,289	3,192
*	Guardant Health Inc.	45,068	2,987
*	Masimo Corp.	18,487	2,911
*	Exelixis Inc.	134,979	2,771
*	DaVita Inc.	23,817	2,686
*	Natera Inc.	38,961	2,562
*	Amedisys Inc.	14,298	2,291
*	Ionis Pharmaceuticals Inc.	65,917	2,200
*	Maravai LifeSciences Holdings Inc. Class A	55,748	2,178
*	Catalent Inc.	20,336	2,075
	Encompass Health Corp.	28,623	1,890
*	Horizon Therapeutics plc	20,634	1,881
*	Ultragenyx Pharmaceutical Inc.	24,436	1,645
*	agilon health Inc.	79,579	1,609
*	Mirati Therapeutics Inc.	17,758	1,568
	Teleflex Inc.	4,313	1,451
*	Molina Healthcare Inc.	4,556	1,398
	STERIS plc	5,730	1,375
*	Sotera Health Co.	50,135	1,096
	Chemed Corp.	1,954	935
*	Oak Street Health Inc.	44,746	783
*	Certara Inc.	30,562	774
*	Adaptive Biotechnologies Corp.	49,412	713
*	Syneos Health Inc.	6,663	528
*,1	CureVac NV	26,903	453
*	Iovance Biotherapeutics Inc.	22,623	354
*	Globus Medical Inc. Class A	1,880	132
*	Definitive Healthcare Corp. Class A	4,347	100
			896,994
Industrials (12.4%)
	Visa Inc. Class A	859,009	185,649
	Mastercard Inc. Class A	443,988	160,200
	Accenture plc Class A	259,560	82,026
	United Parcel Service Inc. Class B	367,221	77,271
*	PayPal Holdings Inc.	596,486	66,765
	Deere & Co.	141,358	50,892
	Union Pacific Corp.	206,109	50,693
	Lockheed Martin Corp.	109,972	47,706
	Caterpillar Inc.	236,462	44,356
	Automatic Data Processing Inc.	198,838	40,650
	American Express Co.	203,152	39,521
	Sherwin-Williams Co.	122,105	32,130
*	Block Inc. (XNYS)	243,505	31,047
	Illinois Tool Works Inc.	143,297	31,001
	Paychex Inc.	142,486	16,964
*	Mettler-Toledo International Inc.	11,529	16,241
	Cintas Corp.	41,536	15,589
	Old Dominion Freight Line Inc.	47,713	14,983
	Honeywell International Inc.	76,454	14,507
	FedEx Corp.	53,996	12,002

49

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
*	Zebra Technologies Corp. Class A	27,086	11,196
*	Bill.Com Holdings Inc.	46,645	11,096
*	Generac Holdings Inc.	31,164	9,831
	Rockwell Automation Inc.	35,682	9,512
	Carrier Global Corp.	205,422	9,219
	WW Grainger Inc.	19,256	9,186
	Verisk Analytics Inc. Class A	51,389	9,113
	Trane Technologies plc	58,842	9,058
*	Waters Corp.	28,491	9,024
	JB Hunt Transport Services Inc.	37,996	7,711
	PPG Industries Inc.	50,830	6,783
*	Keysight Technologies Inc.	41,050	6,460
	Expeditors International of Washington Inc.	62,463	6,456
	3M Co.	43,087	6,405
*	Fair Isaac Corp.	13,441	6,333
	TransUnion	66,709	6,055
	Cognex Corp.	87,163	5,889
	Robert Half International Inc.	47,975	5,771
	Booz Allen Hamilton Holding Corp. Class A	67,327	5,433
*	Trex Co. Inc.	58,175	5,343
	Xylem Inc.	59,465	5,289
	Equifax Inc.	23,222	5,070
*	TransDigm Group Inc.	7,492	4,994
	Toro Co.	50,462	4,734
*	Axon Enterprise Inc.	33,057	4,636
	Ball Corp.	47,373	4,251
*	Paylocity Holding Corp.	19,990	4,247
*	United Rentals Inc.	12,764	4,105
	Allegion plc	34,971	4,005
	Graco Inc.	53,378	3,848
	Lincoln Electric Holdings Inc.	29,412	3,749
	MKS Instruments Inc.	23,841	3,590
	Advanced Drainage Systems Inc.	30,482	3,558
*	GXO Logistics Inc.	42,331	3,553
	Parker-Hannifin Corp.	11,004	3,261
	RPM International Inc.	37,967	3,211
*	XPO Logistics Inc.	42,331	3,077
*	TopBuild Corp.	13,818	2,966
*	Coherent Inc.	11,124	2,940
	Northrop Grumman Corp.	6,647	2,939
	Sealed Air Corp.	40,257	2,702
	Landstar System Inc.	17,208	2,657
*	WEX Inc.	15,079	2,541
	Carlisle Cos. Inc.	10,190	2,419
*	Euronet Worldwide Inc.	18,279	2,344
	Synchrony Financial	53,018	2,268
*	FleetCor Technologies Inc.	9,153	2,144
*	Fiserv Inc.	20,586	2,011
	BWX Technologies Inc.	33,969	1,815
	HEICO Corp. Class A	14,692	1,806
	Jack Henry & Associates Inc.	9,977	1,764
	Allison Transmission Holdings Inc.	41,155	1,644
	Fortune Brands Home & Security Inc.	18,013	1,565
*	Middleby Corp.	8,310	1,476
	CH Robinson Worldwide Inc.	13,211	1,277
*	StoneCo. Ltd. Class A	104,901	1,179
		Shares	Market Value• ($000)
	Nordson Corp.	5,183	1,174
*	Shift4 Payments Inc. Class A	22,058	1,161
	Regal Rexnord Corp.	7,140	1,145
	Vontier Corp.	46,866	1,139
	Armstrong World Industries Inc.	11,751	1,039
	Western Union Co.	51,405	935
	Crown Holdings Inc.	7,521	923
*	AZEK Co. Inc. Class A	30,585	902
	Graphic Packaging Holding Co.	41,124	846
	HEICO Corp.	5,711	842
*,1	Virgin Galactic Holdings Inc.	83,137	805
	Spirit AeroSystems Holdings Inc. Class A	15,787	789
	MSA Safety Inc.	5,019	698
	Howmet Aerospace Inc.	14,610	525
*	Axalta Coating Systems Ltd.	18,912	511
	Brunswick Corp.	4,741	453
	AGCO Corp.	2,929	352
*	Core & Main Inc. Class A	14,684	330
	Donaldson Co. Inc.	5,278	286
*	Diversey Holdings Ltd.	29,663	284
	Louisiana-Pacific Corp.	3,560	256
	Genpact Ltd.	4,351	182
*	GreenSky Inc. Class A	15,633	155
*	TuSimple Holdings Inc. Class A	7,809	136
*	Legalzoom.com Inc.	5,258	82
			1,311,652
Real Estate (1.8%)
	American Tower Corp.	228,776	51,902
	Crown Castle International Corp.	218,021	36,320
	Equinix Inc.	32,173	22,834
	Public Storage	58,572	20,794
	Simon Property Group Inc.	143,781	19,779
*	CoStar Group Inc.	153,548	9,368
	Iron Mountain Inc.	102,923	5,062
*	Zillow Group Inc. Class C	85,146	4,898
	Lamar Advertising Co. Class A	38,304	4,178
	Equity LifeStyle Properties Inc.	46,975	3,505
	SBA Communications Corp. Class A	9,319	2,827
*	Zillow Group Inc. Class A	30,662	1,756
	Extra Space Storage Inc.	5,485	1,032
*	CBRE Group Inc. Class A	8,823	855
*	Opendoor Technologies Inc.	45,785	382
			185,492
Technology (48.9%)
	Apple Inc.	7,835,910	1,293,865
	Microsoft Corp.	3,825,744	1,143,094
*	Alphabet Inc. Class A	131,589	355,440
*	Alphabet Inc. Class C	122,515	330,523
	NVIDIA Corp.	1,213,745	295,972
*	Meta Platforms Inc. Class A	1,199,386	253,106
	Broadcom Inc.	202,709	119,079
*	Adobe Inc.	242,431	113,380

50

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
*	Advanced Micro Devices Inc.	829,313	102,287
	QUALCOMM Inc.	572,797	98,515
	Intuit Inc.	134,766	63,929
	Applied Materials Inc.	457,102	61,343
	Oracle Corp.	780,431	59,289
*	ServiceNow Inc.	99,603	57,762
	Texas Instruments Inc.	289,953	49,289
	Lam Research Corp.	71,471	40,120
*	Palo Alto Networks Inc.	48,387	28,754
	KLA Corp.	77,035	26,847
*	Snowflake Inc. Class A	95,097	25,263
*	Autodesk Inc.	111,548	24,566
*	Fortinet Inc.	67,865	23,381
*	Workday Inc. Class A	96,518	22,107
*	Atlassian Corp. plc Class A	70,815	21,650
*	Cadence Design Systems Inc.	139,482	21,122
*	Datadog Inc. Class A	129,234	20,821
*	Crowdstrike Holdings Inc. Class A	99,612	19,445
*	salesforce.com Inc.	91,355	19,233
	Analog Devices Inc.	108,483	17,389
	Microchip Technology Inc.	232,799	16,373
*	Match Group Inc.	143,481	15,997
	Amphenol Corp. Class A	210,432	15,995
*	Synopsys Inc.	48,726	15,222
*	Zoom Video Communications Inc. Class A	110,558	14,660
*	Cloudflare Inc. Class A	123,548	14,383
*	MongoDB Inc. Class A	32,248	12,318
*	HubSpot Inc.	22,897	12,021
	CDW Corp.	68,693	11,847
*	Okta Inc.	64,046	11,710
*	DocuSign Inc. Class A	98,017	11,608
*	Gartner Inc.	40,630	11,393
	Monolithic Power Systems Inc.	22,742	10,432
*	Palantir Technologies Inc. Class A	843,172	9,992
	Teradyne Inc.	82,742	9,757
*	Splunk Inc.	81,880	9,670
*	Zscaler Inc.	40,073	9,583
	Entegris Inc.	68,554	8,945
*	Paycom Software Inc.	25,764	8,739
*	Unity Software Inc.	76,616	8,156
	NXP Semiconductors NV	41,289	7,850
*	Pinterest Inc. Class A	285,590	7,640
*	Tyler Technologies Inc.	17,580	7,529
*	ON Semiconductor Corp.	116,799	7,313
	Micron Technology Inc.	78,968	7,017
*	Zendesk Inc.	60,050	7,006
	HP Inc.	202,771	6,967
*	DoorDash Inc. Class A	65,490	6,873
*	PTC Inc.	53,828	5,990
*	ANSYS Inc.	18,470	5,988
	NetApp Inc.	75,120	5,888
*	EPAM Systems Inc.	27,240	5,659
*	Globant SA	20,366	5,580
*	RingCentral Inc. Class A	41,725	5,459
	Skyworks Solutions Inc.	39,504	5,458
	Corning Inc.	131,162	5,299
*	Aspen Technology Inc.	33,890	5,165
	VMware Inc. Class A	41,885	4,914
*	Coupa Software Inc.	37,270	4,510
		Shares	Market Value• ($000)
*	Avalara Inc.	43,162	4,485
*	Dynatrace Inc.	93,487	4,153
*	Twilio Inc. Class A	23,710	4,145
*	Five9 Inc.	34,224	3,765
	Universal Display Corp.	22,225	3,443
*	Dropbox Inc. Class A	150,317	3,411
	Jabil Inc.	58,981	3,410
*	Dell Technologies Inc. Class C	66,818	3,405
*	Anaplan Inc.	71,707	3,397
*	Pure Storage Inc. Class A	127,318	3,303
*	Smartsheet Inc. Class A	61,235	3,256
*	Elastic NV	37,307	3,233
*	Nuance Communications Inc.	55,180	3,064
*	Nutanix Inc. Class A	107,042	2,858
	Bentley Systems Inc. Class B	70,222	2,696
	Azenta Inc.	30,751	2,691
*	Wix.com Ltd.	27,000	2,473
*	Teradata Corp.	46,900	2,345
	Citrix Systems Inc.	22,619	2,318
*	Manhattan Associates Inc.	17,282	2,310
	NortonLifeLock Inc.	74,163	2,149
	Vertiv Holdings Co. Class A	162,993	2,122
*	Alteryx Inc. Class A	30,435	1,896
*	New Relic Inc.	25,846	1,712
	Pegasystems Inc.	19,244	1,677
	Switch Inc. Class A	58,475	1,522
*	Twitter Inc.	41,846	1,488
*	Procore Technologies Inc.	21,785	1,420
*	nCino Inc.	28,271	1,299
*	NCR Corp.	22,255	902
*	Vimeo Inc.	66,765	867
*,1	GLOBALFOUNDRIES Inc.	13,833	841
	McAfee Corp.Class A	31,576	821
*	Jamf Holding Corp.	22,940	785
*	Everbridge Inc.	19,101	755
*	DoubleVerify Holdings Inc.	26,211	725
*	GoDaddy Inc. Class A	8,550	713
*	Mandiant Inc.	35,116	695
*	Allegro MicroSystems Inc.	19,924	571
*,1	Skillz Inc. Class A	149,969	466
	CDK Global Inc.	7,563	343
*	Paycor HCM Inc.	11,904	334
*	Informatica Inc. Class A	12,226	246
*	Duck Creek Technologies Inc.	8,018	188
*	C3.ai Inc. Class A	8,229	185
*	Thoughtworks Holding Inc.	7,409	169
*	IPG Photonics Corp.	1,052	137
*	Vroom Inc.	14,520	88
*	Toast Inc. Class A	61	1
			5,153,755
Telecommunications (0.6%)
*	Charter Communications Inc. Class A	60,105	36,170
*	Arista Networks Inc.	109,696	13,463
*	Roku Inc.	59,822	8,347
	Cable One Inc.	1,414	2,026
*	CommScope Holding Co. Inc.	102,415	977

51

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
*	Altice USA Inc. Class A	76,105	880
	Ubiquiti Inc.	2,775	704
			62,567
Utilities (0.1%)
	Waste Management Inc.	33,717	4,869
	NRG Energy Inc.	56,200	2,126
	Brookfield Renewable Corp. Class A	16,504	617
			7,612
Total Common Stocks (Cost $6,764,952)			10,534,326
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.138% (Cost $6,749)	67,499	6,749
Total Investments (100.0%) (Cost $6,771,701)			10,541,075
Other Assets and Liabilities—Net (0.0%)			1,180
Net Assets (100%)			10,542,255
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,972,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,058,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	41	8,954	(73)

See accompanying Notes, which are an integral part of the Financial Statements.
52

Russell 1000 Growth Index Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,764,952)	10,534,326
Affiliated Issuers (Cost $6,749)	6,749
Total Investments in Securities	10,541,075
Investment in Vanguard	369
Cash	724
Cash Collateral Pledged—Futures Contracts	370
Receivables for Accrued Income	6,892
Receivables for Capital Shares Issued	943
Total Assets	10,550,373
Liabilities
Payables for Investment Securities Purchased	790
Collateral for Securities on Loan	6,058
Payables for Capital Shares Redeemed	962
Payables to Vanguard	288
Variation Margin Payable—Futures Contracts	20
Total Liabilities	8,118
Net Assets	10,542,255
At February 28, 2022, net assets consisted of:

Paid-in Capital	6,740,401
Total Distributable Earnings (Loss)	3,801,854
Net Assets	10,542,255

ETF Shares—Net Assets
Applicable to 107,106,844 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,362,164
Net Asset Value Per Share—ETF Shares	$68.74

Institutional Shares—Net Assets
Applicable to 6,014,797 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,180,091
Net Asset Value Per Share—Institutional Shares	$528.71

See accompanying Notes, which are an integral part of the Financial Statements.
53

Russell 1000 Growth Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends[1]	40,033
Interest[2]	4
Securities Lending—Net	91
Total Income	40,128
Expenses
The Vanguard Group—Note B
Investment Advisory Services	575
Management and Administrative—ETF Shares	2,377
Management and Administrative—Institutional Shares	940
Marketing and Distribution—ETF Shares	138
Marketing and Distribution—Institutional Shares	65
Custodian Fees	82
Shareholders’ Reports—ETF Shares	93
Shareholders’ Reports—Institutional Shares	3
Trustees’ Fees and Expenses	3
Other Expenses	8
Total Expenses	4,284
Net Investment Income	35,844
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	285,621
Futures Contracts	214
Realized Net Gain (Loss)	285,835
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(1,211,743)
Futures Contracts	(379)
Change in Unrealized Appreciation (Depreciation)	(1,212,122)
Net Increase (Decrease) in Net Assets Resulting from Operations	(890,443)
1	Dividends are net of foreign withholding taxes of $11,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,000, ($2,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $284,293,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
54

Russell 1000 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	35,844	66,590
Realized Net Gain (Loss)	285,835	968,397
Change in Unrealized Appreciation (Depreciation)	(1,212,122)	1,372,233
Net Increase (Decrease) in Net Assets Resulting from Operations	(890,443)	2,407,220
Distributions
ETF Shares	(25,370)	(40,214)
Institutional Shares	(11,802)	(24,518)
Total Distributions	(37,172)	(64,732)
Capital Share Transactions
ETF Shares	555,147	978,964
Institutional Shares	(113,474)	(786,014)
Net Increase (Decrease) from Capital Share Transactions	441,673	192,950
Total Increase (Decrease)	(485,942)	2,535,438
Net Assets
Beginning of Period	11,028,197	8,492,759
End of Period	10,542,255	11,028,197

See accompanying Notes, which are an integral part of the Financial Statements.
55

Russell 1000 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021[1]	2020[1]	2019[1]	2018[1]	2017[1]
Net Asset Value, Beginning of Period	$74.77	$58.66	$41.14	$39.89	$31.77	$26.73
Investment Operations
Net Investment Income[2]	.236	.460	.475	.481	.441	.421
Net Realized and Unrealized Gain (Loss) on Investments	(6.020)	16.099	17.530	1.177	8.096	5.039
Total from Investment Operations	(5.784)	16.559	18.005	1.658	8.537	5.460
Distributions
Dividends from Net Investment Income	(.246)	(.449)	(.485)	(.408)	(.417)	(.420)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.246)	(.449)	(.485)	(.408)	(.417)	(.420)
Net Asset Value, End of Period	$68.74	$74.77	$58.66	$41.14	$39.89	$31.77
Total Return	-7.76%	28.40%	44.18%	4.20%	27.09%	20.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,362	$7,455	$4,951	$2,872	$2,083	$1,319
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	0.64%	0.72%	1.04%	1.25%	1.24%	1.45%
Portfolio Turnover Rate[3]	1%	14%	14%	17%	15%	21%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 4-for-1 share split effective at the beginning of trading on April 20, 2021.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
56

Russell 1000 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$575.10	$451.15	$316.39	$306.82	$244.34	$205.53
Investment Operations
Net Investment Income[1]	1.838	3.573	3.695	3.711	3.485	3.291
Net Realized and Unrealized Gain (Loss) on Investments	(46.314)	123.861	134.792	9.061	62.293	38.832
Total from Investment Operations	(44.476)	127.434	138.487	12.772	65.778	42.123
Distributions
Dividends from Net Investment Income	(1.914)	(3.484)	(3.727)	(3.202)	(3.298)	(3.313)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.914)	(3.484)	(3.727)	(3.202)	(3.298)	(3.313)
Net Asset Value, End of Period	$528.71	$575.10	$451.15	$316.39	$306.82	$244.34
Total Return	-7.76%	28.42%	44.24%	4.21%	27.14%	20.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,180	$3,573	$3,542	$3,076	$3,182	$2,476
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.65%	0.74%	1.06%	1.26%	1.28%	1.49%
Portfolio Turnover Rate[2]	1%	14%	14%	17%	15%	21%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
57

Russell 1000 Growth Index Fund
Notes to Financial Statements
Vanguard Russell 1000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
58

Russell 1000 Growth Index Fund
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds
59

Russell 1000 Growth Index Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $369,000, representing less than 0.01% of the fund’s net assets and 0.15% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
60

Russell 1000 Growth Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,773,148
Gross Unrealized Appreciation	3,991,186
Gross Unrealized Depreciation	(223,332)
Net Unrealized Appreciation (Depreciation)	3,767,854
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $264,248,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $1,001,573,000 of investment securities and sold $547,852,000 of investment securities, other than temporary cash investments. Purchases and sales include $885,776,000 and $419,063,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $17,527,000 and sales were $17,511,000, resulting in net realized loss of $1,439,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
61

Russell 1000 Growth Index Fund
F.	During the year ended August 31, 2021, the fund’s ETF Shares underwent a 4-for-1 share split. Each shareholder of record as of the close of business on April 19, 2021, received 4 shares for every 1 ETF Share held on that date. The split had no effect on net assets or total return. Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares[1]
Issued	976,604	13,100	2,657,661	41,175
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(421,457)	(5,700)	(1,678,697)	(25,875)
Net Increase (Decrease)—ETF Shares	555,147	7,400	978,964	15,300
Institutional Shares
Issued	159,077	277	382,523	806
Issued in Lieu of Cash Distributions	10,890	19	21,838	47
Redeemed	(283,441)	(494)	(1,190,375)	(2,491)
Net Increase (Decrease)—Institutional Shares	(113,474)	(198)	(786,014)	(1,638)
1	2021 shares adjusted to reflect a 4-for-1 share split effective at the beginning of trading on April 20, 2021.
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
62

The Products are not sponsored, endorsed, sold or promoted by Frank Russell Company (“Russell”). Russell makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes to track general stock market performance or a segment of the same. Russell’s publication of the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes are based. Russell’s only relationship to The Vanguard Group, Inc. is the licensing of certain trademarks and trade names of Russell and of the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes which are determined, composed and calculated by Russell without regard to The Vanguard Group, Inc. or the Products. Russell is not responsible for and has not reviewed the Products nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell has no obligation or liability in connection with the administration, marketing or trading of the Products.
Russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability or otherwise of the Russell Indexes or any data included in the Russell Indexes. Russell does not guarantee the accuracy and/or the completeness of the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes or any data included therein and Russell shall have no liability for any errors, omissions, or interruptions therein. Russell makes no warranty, express or implied, as to the use of or results to be obtained by The Vanguard Group, Inc., investors, owners of the Products, or any other person or entity from the use of the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes or any data included therein. Russell makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Russell have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.
63

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q18482 042022

Semiannual Report   |   February 28, 2022
Vanguard Russell 2000 Index Funds
Vanguard Russell 2000 Index Fund
Vanguard Russell 2000 Value Index Fund
Vanguard Russell 2000 Growth Index Fund

Contents
About Your Fund’s Expenses	1
Russell 2000 Index Fund	3
Russell 2000 Value Index Fund	36
Russell 2000 Growth Index Fund	62

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2022
	Beginning Account Value 8/31/2021	Ending Account Value 2/28/2022	Expenses Paid During Period
Based on Actual Fund Return
Russell 2000 Index Fund
ETF Shares	$1,000.00	$905.20	$0.47
Institutional Shares	1,000.00	905.20	0.38
Russell 2000 Value Index Fund
ETF Shares	$1,000.00	$978.20	$0.74
Institutional Shares	1,000.00	978.50	0.39
Russell 2000 Growth Index Fund
ETF Shares	$1,000.00	$836.20	$0.68
Institutional Shares	1,000.00	836.40	0.36
Based on Hypothetical 5% Yearly Return
Russell 2000 Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Institutional Shares	1,000.00	1,024.40	0.40
Russell 2000 Value Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75
Institutional Shares	1,000.00	1,024.40	0.40
Russell 2000 Growth Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75
Institutional Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Russell 2000 Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; for the Russell 2000 Value Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares; and for the Russell 2000 Growth Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Russell 2000 Index Fund
Fund Allocation
As of February 28, 2022
Basic Materials	4.0%
Consumer Discretionary	14.3
Consumer Staples	3.1
Energy	5.9
Financials	16.7
Health Care	16.1
Industrials	15.3
Real Estate	7.5
Technology	12.2
Telecommunications	1.7
Utilities	3.2
Other	0.0
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

Russell 2000 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.4%)
Basic Materials (4.0%)
*	RBC Bearings Inc.	75,551	14,646
	UFP Industries Inc.	162,774	13,958
	Avient Corp.	246,050	12,891
	Commercial Metals Co.	324,588	12,513
	Balchem Corp.	87,084	12,047
	Cabot Corp.	151,544	11,087
*	Livent Corp.	437,301	10,298
	Sensient Technologies Corp.	114,343	9,391
*,1	MP Materials Corp.	205,071	9,355
*	Arconic Corp.	288,293	8,851
	Mueller Industries Inc.	151,701	8,655
	Boise Cascade Co.	106,338	8,501
	Hecla Mining Co.	1,434,478	8,263
*	Ingevity Corp.	107,206	7,315
	Quaker Chemical Corp.	36,453	6,766
*	Constellium SE Class A	336,149	6,531
	Innospec Inc.	66,240	6,326
	Tronox Holdings plc Class A	309,357	6,280
	Minerals Technologies Inc.	89,534	6,266
	Stepan Co.	58,286	6,040
	Trinseo plc	105,271	5,470
	GrafTech International Ltd.	540,944	5,453
	Compass Minerals International Inc.	92,523	5,424
	Worthington Industries Inc.	89,315	5,093
	Carpenter Technology Corp.	128,538	4,935
	Materion Corp.	55,106	4,604
*	Novagold Resources Inc.	640,750	4,472
*	GCP Applied Technologies Inc.	133,016	4,201
	Kaiser Aluminum Corp.	42,687	4,119
*	Kraton Corp.	84,998	3,923
*,1	Energy Fuels Inc.	417,881	3,414
	Schnitzer Steel Industries Inc. Class A	70,113	3,411
*	Century Aluminum Co.	138,635	3,275
*	Coeur Mining Inc.	691,422	2,973
	AdvanSix Inc.	73,857	2,959
*	US Silica Holdings Inc.	198,476	2,870
*	Uranium Energy Corp.	691,597	2,759
	Schweitzer-Mauduit International Inc.	84,686	2,644
		Shares	Market Value• ($000)
	Orion Engineered Carbons SA	163,489	2,541
	Hawkins Inc.	51,910	2,349
*	TimkenSteel Corp.	124,343	2,242
*	Amyris Inc.	477,891	2,179
	Verso Corp. Class A	71,827	1,904
	Neenah Inc.	45,655	1,778
	Glatfelter Corp.	118,553	1,629
	Koppers Holdings Inc.	56,133	1,607
*	Intrepid Potash Inc.	26,704	1,519
	Ecovyst Inc.	138,482	1,514
*	Clearwater Paper Corp.	44,575	1,285
	Haynes International Inc.	33,682	1,231
	Omega Flex Inc.	8,402	1,220
	American Vanguard Corp.	78,947	1,190
*,1	Meta Materials Inc.	548,721	1,180
	Ryerson Holding Corp.	44,117	1,152
*	Alto Ingredients Inc.	192,577	1,123
*	Rayonier Advanced Materials Inc.	166,435	977
*	Zymergen Inc.	218,063	835
	Tredegar Corp.	71,806	826
*	Northwest Pipe Co.	26,153	745
*	Ur-Energy Inc.	496,006	734
*	Unifi Inc.	37,962	713
	Olympic Steel Inc.	25,528	683
	FutureFuel Corp.	70,738	521
*	Gatos Silver Inc.	124,952	421
*	Perpetua Resources Corp.	86,199	310
*	NN Inc.	117,118	303
*	Polymet Mining Corp.	79,153	215
*	Marrone Bio Innovations Inc.	274,694	189
	Valhi Inc.	6,772	172
			293,266
Consumer Discretionary (14.2%)
*,1	AMC Entertainment Holdings Inc. Class A	1,394,457	26,299
*	BJ's Wholesale Club Holdings Inc.	370,365	23,285
	Macy's Inc.	848,875	22,003
*	Avis Budget Group Inc.	111,671	20,485
	Texas Roadhouse Inc. Class A	189,103	17,948
*	Scientific Games Corp. Class A	259,824	16,348
	TEGNA Inc.	597,565	13,696
*	Fox Factory Holding Corp.	114,151	13,472
*	Helen of Troy Ltd.	65,078	13,385
4

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Crocs Inc.	157,462	13,184
*	Asbury Automotive Group Inc.	62,576	12,147
*	Hilton Grand Vacations Inc.	230,931	11,976
	Murphy USA Inc.	65,316	11,805
	Wingstop Inc.	80,593	11,714
*	Goodyear Tire & Rubber Co.	746,955	11,570
*	Adient plc	256,066	11,459
	Signet Jewelers Ltd.	142,859	10,072
*	Meritage Homes Corp.	99,924	9,851
*	SeaWorld Entertainment Inc.	139,255	9,663
	Papa John's International Inc.	89,399	9,550
*	Taylor Morrison Home Corp. Class A	323,600	9,546
*	Skyline Champion Corp.	141,824	9,536
	Steven Madden Ltd.	218,114	9,305
*	Visteon Corp.	75,057	9,020
*	Sonos Inc.	325,106	8,905
	American Eagle Outfitters Inc.	411,548	8,675
	Group 1 Automotive Inc.	47,486	8,639
	Cracker Barrel Old Country Store Inc.	63,997	8,593
	LCI Industries	66,925	8,334
	KB Home	214,866	8,296
	International Game Technology plc	269,820	8,262
	Red Rock Resorts Inc. Class A	161,289	8,110
*	National Vision Holdings Inc.	220,325	8,079
	MillerKnoll Inc.	200,649	7,801
*	Callaway Golf Co.	312,430	7,730
*	Gentherm Inc.	89,919	7,629
*	Shake Shack Inc. Class A	101,190	7,561
*	LGI Homes Inc.	58,366	7,362
	Dana Inc.	392,342	7,305
*	Allegiant Travel Co.	41,461	7,218
*	Houghton Mifflin Harcourt Co.	343,049	7,187
	Kontoor Brands Inc.	140,279	6,949
*	Boot Barn Holdings Inc.	78,945	6,870
	MDC Holdings Inc.	154,269	6,840
*	Cavco Industries Inc.	24,910	6,791
*	Academy Sports & Outdoors Inc.	209,746	6,789
*	Tri Pointe Homes Inc.	301,254	6,739
*	Dorman Products Inc.	71,235	6,655
*	Spirit Airlines Inc.	265,121	6,649
*	Overstock.com Inc.	115,961	6,598
*	iHeartMedia Inc. Class A	302,109	6,480
	Graham Holdings Co. Class B	10,345	6,219
*	KAR Auction Services Inc.	326,306	6,024
*	Abercrombie & Fitch Co. Class A	157,921	6,014
	Rush Enterprises Inc. Class A	114,565	5,951
	Bloomin' Brands Inc.	239,476	5,894
	John Wiley & Sons Inc. Class A	116,427	5,857
*	Vista Outdoor Inc.	155,285	5,660
	Winnebago Industries Inc.	87,392	5,599
		Shares	Market Value• ($000)
*	Madison Square Garden Entertainment Corp.	70,625	5,534
*	ODP Corp.	124,471	5,477
*	Everi Holdings Inc.	231,021	5,406
*	PROG Holdings Inc.	176,331	5,403
	Gray Television Inc.	230,334	5,397
*,1	Fisker Inc.	441,770	5,390
*	Cheesecake Factory Inc.	124,556	5,330
*	Sally Beauty Holdings Inc.	304,075	5,254
*	Knowles Corp.	240,748	5,243
*	Brinker International Inc.	122,766	5,222
	Century Communities Inc.	81,008	5,162
*	Cinemark Holdings Inc.	292,167	5,125
*	Urban Outfitters Inc.	185,100	5,092
	Jack in the Box Inc.	58,881	5,080
*	Cardlytics Inc.	87,370	5,067
*	Dave & Buster's Entertainment Inc.	116,792	5,062
	Rent-A-Center Inc.	177,935	5,055
	Wolverine World Wide Inc.	219,239	5,049
*	Central Garden & Pet Co. Class A	109,067	4,803
	HNI Corp.	117,665	4,788
*,1	Bed Bath & Beyond Inc.	274,010	4,628
*	Revolve Group Inc.	97,091	4,605
	PriceSmart Inc.	63,318	4,604
*	Lions Gate Entertainment Corp. Class B	319,099	4,547
*	iRobot Corp.	72,339	4,497
	Inter Parfums Inc.	48,384	4,494
	Monro Inc.	89,465	4,176
	Acushnet Holdings Corp.	92,491	4,051
*	Coursera Inc.	196,754	4,000
	Dillard's Inc. Class A	15,782	3,957
*	Sleep Number Corp.	59,809	3,929
*	Malibu Boats Inc. Class A	56,080	3,907
	Strategic Education Inc.	65,950	3,892
	Oxford Industries Inc.	43,388	3,835
*	M/I Homes Inc.	77,328	3,812
*	SkyWest Inc.	134,545	3,782
*	Stride Inc.	112,135	3,765
	Sinclair Broadcast Group Inc. Class A	124,107	3,723
	Dine Brands Global Inc.	43,956	3,685
*	Clear Channel Outdoor Holdings Inc.	981,654	3,671
*	Tenneco Inc. Class A	183,794	3,544
*	XPEL Inc.	48,494	3,521
	La-Z-Boy Inc.	118,960	3,471
	Camping World Holdings Inc. Class A	112,716	3,462
*	elf Beauty Inc.	130,356	3,445
*	EW Scripps Co. Class A	154,704	3,444
	Sturm Ruger & Co. Inc.	46,308	3,353
*	G-III Apparel Group Ltd.	119,104	3,304
*	AMC Networks Inc. Class A	78,402	3,250
	Franchise Group Inc.	76,692	3,233
*	Bally's Corp.	88,133	3,175
	Sonic Automotive Inc. Class A	58,548	3,145
*	Clean Energy Fuels Corp.	418,180	3,040
	Big Lots Inc.	86,783	3,017
*	GoPro Inc. Class A	348,851	3,000
	Scholastic Corp.	71,227	2,997
*	Cars.com Inc.	184,651	2,988

5

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Laureate Education Inc. Class A	267,710	2,902
	Buckle Inc.	80,582	2,901
	Steelcase Inc. Class A	234,932	2,859
*	American Axle & Manufacturing Holdings Inc.	303,853	2,814
*	Adtalem Global Education Inc.	134,012	2,785
*	Imax Corp.	134,542	2,782
	Matthews International Corp. Class A	83,436	2,768
*	Stitch Fix Inc. Class A	220,588	2,768
*	Monarch Casino & Resort Inc.	35,485	2,764
	Arko Corp.	325,050	2,714
*	Denny's Corp.	166,880	2,640
*	Golden Entertainment Inc.	46,341	2,638
*	Hawaiian Holdings Inc.	136,138	2,611
*	MarineMax Inc.	56,944	2,606
*	Zumiez Inc.	57,705	2,567
*	Genesco Inc.	39,992	2,565
*	Liberty Media Corp.- Liberty Braves Class C	101,865	2,516
	Standard Motor Products Inc.	56,353	2,463
*,1	Blink Charging Co.	98,779	2,428
*	Lions Gate Entertainment Corp. Class A	156,661	2,406
*	Tupperware Brands Corp.	131,944	2,405
*	Children's Place Inc.	37,984	2,391
	Guess? Inc.	108,339	2,373
*	Sun Country Airlines Holdings Inc.	87,260	2,360
	Smith & Wesson Brands Inc.	129,746	2,287
*	PowerSchool Holdings Inc. Class A	144,866	2,282
	Ruth's Hospitality Group Inc.	88,648	2,199
	Winmark Corp.	9,393	2,125
*	Designer Brands Inc. Class A	162,718	2,123
*	Arlo Technologies Inc.	226,964	2,106
	Caleres Inc.	99,638	2,068
*	2U Inc.	195,961	2,058
	Carriage Services Inc. Class A	41,724	2,053
	Interface Inc. Class A	156,909	2,048
*	Accel Entertainment Inc. Class A	152,298	1,994
*	Perdoceo Education Corp.	189,135	1,980
*	BJ's Restaurants Inc.	60,943	1,954
*	Green Brick Partners Inc.	83,387	1,934
*	RealReal Inc.	214,920	1,915
*	Viad Corp.	54,538	1,906
*	Gannett Co. Inc.	380,801	1,889
	Hibbett Inc.	40,299	1,817
	Aaron's Co. Inc.	84,595	1,776
*	Chuy's Holdings Inc.	53,546	1,746
*	Fossil Group Inc.	128,780	1,741
	A-Mark Precious Metals Inc.	24,271	1,740
*,1	Corsair Gaming Inc.	73,877	1,705
	Movado Group Inc.	42,185	1,663
*,1	Canoo Inc.	286,020	1,642
*	Life Time Group Holdings Inc.	105,155	1,635
		Shares	Market Value• ($000)
	Clarus Corp.	71,402	1,626
*	Quotient Technology Inc.	242,895	1,613
*,1	Portillo's Inc. Class A	63,846	1,600
	Ethan Allen Interiors Inc.	60,794	1,584
*	America's Car-Mart Inc.	16,287	1,566
*	Boston Omaha Corp. Class A	54,807	1,534
*	Chico's FAS Inc.	325,522	1,530
*	QuinStreet Inc.	135,607	1,526
*	Latham Group Inc.	85,843	1,501
*	OneSpaWorld Holdings Ltd.	144,726	1,496
*	Rush Street Interactive Inc.	142,064	1,468
*	Lindblad Expeditions Holdings Inc.	82,600	1,465
*	Lovesac Co.	34,428	1,463
	RCI Hospitality Holdings Inc.	22,465	1,458
*	Master Craft Boat Holdings Inc.	50,502	1,446
*	WW International Inc.	141,418	1,441
*	TravelCenters of America Inc.	33,647	1,421
	OneWater Marine Inc. Class A	27,879	1,417
	Shoe Carnival Inc.	47,616	1,388
*	Hovnanian Enterprises Inc. Class A	14,063	1,352
*	Sportsman's Warehouse Holdings Inc.	117,479	1,340
*	Beazer Homes USA Inc.	79,054	1,294
*	Party City Holdco Inc.	298,343	1,292
*	Stagwell Inc.	167,514	1,270
*	Funko Inc. Class A	72,551	1,267
*	Central Garden & Pet Co.	26,728	1,265
	Haverty Furniture Cos. Inc.	44,054	1,252
*	LL Flooring Holdings Inc.	77,658	1,247
*	Liquidity Services Inc.	71,423	1,231
*,1	Frontier Group Holdings Inc.	93,714	1,207
	Johnson Outdoors Inc. Class A	14,149	1,167
*	Stoneridge Inc.	70,341	1,161
*	Universal Electronics Inc.	34,212	1,137
*	Marcus Corp.	62,265	1,132
*	Selectquote Inc.	361,574	1,125
*	1-800-Flowers.com Inc. Class A	71,961	1,114
*	AMMO Inc.	235,177	1,108
*	CarParts.com Inc.	131,626	1,102
*	Bluegreen Vacations Holding Class A	38,630	1,095
	Global Industrial Co.	34,391	1,093
*,1	Lordstown Motors Corp. Class A	416,345	1,070
*	Daily Journal Corp.	3,251	1,051
	Entravision Communications Corp. Class A	162,794	1,042
*	American Public Education Inc.	50,784	1,014
	Del Taco Restaurants Inc.	80,555	1,005
*	Audacy Inc. Class A	323,097	1,002
*	Turtle Beach Corp.	41,365	983
	Cato Corp. Class A	54,109	952

6

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Golden Nugget Online Gaming Inc.	108,844	936
[1]	Big 5 Sporting Goods Corp.	56,251	932
*	Purple Innovation Inc. Class A	154,503	930
[1]	Krispy Kreme Inc.	60,570	903
	Kimball International Inc. Class B	97,267	902
*	Century Casinos Inc.	73,206	900
*,1	Vuzix Corp.	157,830	893
*	Conn's Inc.	48,321	886
*	European Wax Center Inc. Class A	35,564	884
*	Citi Trends Inc.	23,296	869
*	Integral Ad Science Holding Corp.	46,447	869
*	F45 Training Holdings Inc.	55,255	850
	Rush Enterprises Inc. Class B	16,865	827
*	Motorcar Parts of America Inc.	51,105	825
	Tilly's Inc. Class A	61,777	785
*	Full House Resorts Inc.	87,671	772
*	Container Store Group Inc.	85,183	752
*	Red Robin Gourmet Burgers Inc.	42,793	751
*	Noodles & Co. Class A	109,338	748
*	Instructure Holdings Inc.	32,961	739
*	Snap One Holdings Corp.	36,519	717
	Rocky Brands Inc.	18,433	710
*	El Pollo Loco Holdings Inc.	52,041	691
*,1	Genius Brands International Inc.	773,353	687
*	Lands' End Inc.	39,358	668
*	Barnes & Noble Education Inc.	121,594	666
	Hooker Furnishings Corp.	31,388	659
*	ONE Group Hospitality Inc.	55,811	655
	Superior Group of Cos. Inc.	31,453	645
*	Alta Equipment Group Inc.	50,814	641
*,1	Romeo Power Inc.	346,564	634
*	Thryv Holdings Inc.	20,681	629
*	PlayAGS Inc.	74,863	627
*	NEOGAMES SA	27,575	623
*	Liberty Media Corp.- Liberty Braves Class A	23,868	612
*	Traeger Inc.	61,960	612
*	American Outdoor Brands Inc.	38,869	608
*	Eastman Kodak Co.	122,708	585
*	Kura Sushi USA Inc. Class A	10,862	572
*	Cooper-Standard Holdings Inc.	44,616	568
*	Legacy Housing Corp.	21,830	556
[1]	Weber Inc. Class A	47,646	544
*	Xponential Fitness Inc. Class A	25,624	537
*	Vera Bradley Inc.	70,838	536
*	Kirkland's Inc.	35,709	494
*	Fiesta Restaurant Group Inc.	48,493	488
		Shares	Market Value• ($000)
*	Udemy Inc.	36,969	488
	National CineMedia Inc.	161,797	481
*	VOXX International Corp. Class A	42,757	459
*	Duluth Holdings Inc. Class B	32,576	454
	Lifetime Brands Inc.	34,220	448
	Bassett Furniture Industries Inc.	25,396	446
*,1	Arcimoto Inc.	75,243	442
	Nathan's Famous Inc.	7,553	439
*	First Watch Restaurant Group Inc.	30,112	437
*	Liberty TripAdvisor Holdings Inc. Class A	199,653	423
*	Mesa Air Group Inc.	93,822	408
*	CarLotz Inc.	198,432	401
*	Nautilus Inc.	81,888	399
	Flexsteel Industries Inc.	18,124	391
*	Lazydays Holdings Inc.	20,538	374
	Escalade Inc.	27,051	358
[1]	JOANN Inc.	31,449	358
*,1	Shift Technologies Inc.	170,258	344
*,1	Solo Brands Inc. Class A	31,167	329
	Hamilton Beach Brands Holding Co. Class A	20,399	308
*	Biglari Holdings Inc. Class B	2,203	303
*	Torrid Holdings Inc.	34,464	302
*	Drive Shack Inc.	226,278	301
*	Outbrain Inc.	22,623	295
*	Eros STX Global Corp.	87,477	277
*,1	Rent the Runway Inc. Class A	45,350	275
	Marine Products Corp.	21,675	262
*	CuriosityStream Inc.	71,467	262
*,1	Esports Technologies Inc.	30,094	249
	Carrols Restaurant Group Inc.	91,655	242
*	Emerald Holding Inc.	66,389	238
*	Stonemor Inc.	88,235	229
*,1	Aterian Inc.	70,065	209
*	Regis Corp.	113,352	205
*	Chicken Soup For The Soul Entertainment Inc.	19,827	192
*	Revlon Inc. Class A	19,537	189
*	aka Brands Holding Corp.	24,985	188
*	Landsea Homes Corp.	28,398	185
*,1	XL Fleet Corp.	93,856	183
*	Fluent Inc.	121,472	172
*	Hall of Fame Resort & Entertainment Co.	150,662	160
*	Lulu's Fashion Lounge Holdings Inc.	15,083	150
	NL Industries Inc.	21,940	140
*,1	LiveOne Inc.	163,260	140
*	HyreCar Inc.	47,673	130
*,1	Dutch Bros Inc. Class A	1,989	96
	CompX International Inc.	4,275	94
*,1	Sweetgreen Inc. Class A	2,581	65
*	Arhaus Inc.	9,054	60
*	Brilliant Earth Group Inc. Class A	4,279	39
*	Digital Media Solutions Inc. Class A	7,973	27
*	Allbirds Inc. Class A	1,797	14
			1,040,773

7

Russell 2000 Index Fund
		Shares	Market Value• ($000)
Consumer Staples (3.1%)
*	Performance Food Group Co.	409,628	22,956
	Sanderson Farms Inc.	54,848	9,795
*	Celsius Holdings Inc.	145,550	9,299
*	Simply Good Foods Co.	229,837	9,108
*	Sprouts Farmers Market Inc.	304,454	8,671
	Lancaster Colony Corp.	51,302	8,630
*	Hostess Brands Inc. Class A	373,727	8,050
	WD-40 Co.	36,935	7,826
	J & J Snack Foods Corp.	39,831	6,521
	Coca-Cola Consolidated Inc.	12,762	6,342
	Nu Skin Enterprises Inc. Class A	134,129	6,222
	Primo Water Corp.	424,385	6,171
	Energizer Holdings Inc.	183,577	6,130
*	United Natural Foods Inc.	150,558	6,057
	Medifast Inc.	31,080	5,781
*	TreeHouse Foods Inc.	140,569	5,517
	Edgewell Personal Care Co.	146,505	5,227
	B&G Foods Inc.	172,893	5,118
	Cal-Maine Foods Inc.	110,036	4,871
*	Beauty Health Co.	232,934	4,514
	Vector Group Ltd.	388,386	4,354
	Andersons Inc.	85,025	3,877
	Universal Corp.	65,006	3,517
	Ingles Markets Inc. Class A	37,894	3,116
	MGP Ingredients Inc.	38,158	3,038
*	USANA Health Sciences Inc.	32,410	2,852
	National Beverage Corp.	63,441	2,792
*	Chefs' Warehouse Inc.	84,511	2,776
*,1	BellRing Brands Inc. Class A	107,573	2,751
	Weis Markets Inc.	44,263	2,730
	SpartanNash Co.	96,631	2,719
	Utz Brands Inc.	159,438	2,431
	Fresh Del Monte Produce Inc.	90,341	2,338
	ACCO Brands Corp.	251,530	2,163
*	Hydrofarm Holdings Group Inc.	104,890	2,124
	Calavo Growers Inc.	46,238	1,974
	John B Sanfilippo & Son Inc.	24,081	1,915
*	Duckhorn Portfolio Inc.	97,085	1,905
*,1	Tattooed Chef Inc.	127,513	1,548
	PetMed Express Inc.	54,763	1,476
	Tootsie Roll Industries Inc.	41,310	1,394
*,1	Rite Aid Corp.	150,113	1,375
*	Honest Co. Inc.	230,411	1,332
	Turning Point Brands Inc.	39,206	1,314
*	Mission Produce Inc.	99,820	1,296
*,1	GrowGeneration Corp.	148,761	1,251
*,1	PLBY Group Inc.	77,699	1,237
*,1	22nd Century Group Inc.	432,985	1,013
*	Veru Inc.	172,611	965
*	Whole Earth Brands Inc.	100,640	955
*	Vital Farms Inc.	66,761	951
*	Sovos Brands Inc.	69,743	847
*	Landec Corp.	71,743	827
*	Seneca Foods Corp. Class A	16,578	825
		Shares	Market Value• ($000)
*,1	AppHarvest Inc.	191,215	730
	Limoneira Co.	42,419	619
*	HF Foods Group Inc.	98,045	613
	Nature's Sunshine Products Inc.	32,468	569
	Village Super Market Inc. Class A	23,431	534
	Oil-Dri Corp. of America	14,298	442
	Natural Grocers by Vitamin Cottage Inc.	25,657	435
*	Vita Coco Co. Inc.	29,197	338
*,1	NewAge Inc.	365,521	247
*	AquaBounty Technologies Inc.	143,736	229
*	Zevia PBC Class A	27,669	173
*,1	Laird Superfood Inc.	17,269	106
*	MedAvail Holdings Inc.	32,186	39
*	Greenlane Holdings Inc. Class A	44,596	24
*	Real Good Food Co. Inc.	2,268	14
			225,896
Energy (5.9%)
	Ovintiv Inc. (XNYS)	708,296	32,475
	Chesapeake Energy Corp.	283,721	21,917
*	Antero Resources Corp.	773,241	17,730
	PDC Energy Inc.	263,506	17,001
*	Range Resources Corp.	646,156	14,829
	Matador Resources Co.	298,952	14,828
	Murphy Oil Corp.	395,621	13,716
*	Southwestern Energy Co.	2,746,382	13,704
	ChampionX Corp.	547,714	11,727
	SM Energy Co.	323,845	11,500
	Helmerich & Payne Inc.	284,298	10,300
*	Denbury Inc.	136,167	9,894
*	CNX Resources Corp.	566,242	9,252
	California Resources Corp.	219,368	9,045
	Magnolia Oil & Gas Corp. Class A	389,222	8,699
	Whiting Petroleum Corp.	106,389	7,857
	Cactus Inc. Class A	149,736	7,586
*	Renewable Energy Group Inc.	120,716	7,424
	Patterson-UTI Energy Inc.	504,114	7,274
*	Callon Petroleum Co.	128,560	7,246
	Oasis Petroleum Inc.	53,551	7,096
	Equitrans Midstream Corp.	1,104,016	7,077
	Arcosa Inc.	130,685	6,883
*,1	FuelCell Energy Inc.	997,955	5,988
	Civitas Resources Inc.	117,397	5,925
*	Kosmos Energy Ltd.	1,211,132	5,886
*	Ameresco Inc. Class A	83,579	5,370
	Arch Resources Inc.	40,810	4,872
	World Fuel Services Corp.	168,735	4,782
*	Golar LNG Ltd.	273,607	4,761
*	Centennial Resource Development Inc. Class A	498,162	4,374
	Warrior Met Coal Inc.	138,854	4,374
*	PBF Energy Inc. Class A	259,833	4,318
*	Green Plains Inc.	129,222	4,231
*	Peabody Energy Corp.	240,290	4,167
*	Oceaneering International Inc.	268,996	3,938
*	Array Technologies Inc.	345,477	3,883
*	SunPower Corp.	216,419	3,880

8

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*,1	Tellurian Inc.	1,002,142	3,818
*	NexTier Oilfield Solutions Inc.	467,147	3,719
	Northern Oil and Gas Inc.	141,078	3,538
*	Liberty Oilfield Services Inc. Class A	245,488	3,064
*	Delek US Holdings Inc.	177,274	3,054
	Archrock Inc.	363,425	3,035
*	ProPetro Holding Corp.	233,065	2,976
*	Stem Inc.	308,559	2,938
*	CONSOL Energy Inc.	92,550	2,845
*	NOW Inc.	298,150	2,785
*	Dril-Quip Inc.	94,799	2,734
	Brigham Minerals Inc. Class A	117,907	2,686
*	Laredo Petroleum Inc.	33,846	2,591
*	Nabors Industries Ltd. (XNYS)	19,030	2,389
*	MRC Global Inc.	217,356	2,195
*	Bristow Group Inc.	63,933	2,119
*	Comstock Resources Inc.	247,518	2,054
*	Expro Group Holdings NV	125,748	2,023
*	Ranger Oil Corp. Class A	57,034	1,925
*,1	Gevo Inc.	534,354	1,897
	Berry Corp.	182,114	1,821
	SunCoke Energy Inc.	224,379	1,779
*	Par Pacific Holdings Inc.	120,930	1,645
*	Tidewater Inc.	110,939	1,643
*	RPC Inc.	181,971	1,596
*	Talos Energy Inc.	100,909	1,585
*	Helix Energy Solutions Group Inc.	386,722	1,566
*	DMC Global Inc.	50,216	1,476
*	Select Energy Services Inc. Class A	169,616	1,404
	CVR Energy Inc.	79,940	1,390
*	REX American Resources Corp.	14,322	1,353
*	TPI Composites Inc.	96,959	1,311
*	W&T Offshore Inc.	252,782	1,229
*	Crescent Energy Inc. Class A	79,948	1,211
*	Centrus Energy Corp. Class A	26,042	1,179
*	TETRA Technologies Inc.	330,311	1,057
*	Aemetis Inc.	73,940	948
*	Newpark Resources Inc.	244,738	923
*	National Energy Services Reunited Corp.	102,664	915
	Solaris Oilfield Infrastructure Inc. Class A	86,054	895
*	Earthstone Energy Inc. Class A	68,153	886
*	Oil States International Inc.	165,897	868
*	American Superconductor Corp.	75,595	642
*	FTS International Inc. Class A	23,924	633
	Falcon Minerals Corp.	106,870	613
	Kinetik Holdings Inc.	8,795	598
*	Matrix Service Co.	71,551	497
*,1	Beam Global	24,397	354
	HighPeak Energy Inc.	13,867	293
*,1	FTC Solar Inc.	52,125	246
	Riley Exploration Permian Inc.	6,534	219
		Shares	Market Value• ($000)
*,1	Advent Technologies Holdings Inc.	42,068	109
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	5,784	81
*	Fluence Energy Inc.	5,220	71
			433,230
Financials (16.6%)
	SouthState Corp.	188,802	16,992
	First Financial Bankshares Inc.	351,056	16,823
	Glacier Bancorp Inc.	297,925	16,505
	Cadence Bank	508,272	16,072
	Valley National Bancorp	1,082,483	15,122
	Old National Bancorp	796,026	14,551
	Houlihan Lokey Inc. Class A	138,073	14,202
	Blackstone Mortgage Trust Inc. Class A	425,066	13,509
	Selective Insurance Group Inc.	160,561	13,357
	United Bankshares Inc.	356,578	13,058
	Hancock Whitney Corp.	233,917	13,024
	Essent Group Ltd.	292,764	12,934
	Kinsale Capital Group Inc.	58,125	12,192
	UMB Financial Corp.	118,345	12,055
	ServisFirst Bancshares Inc.	134,831	11,782
	Radian Group Inc.	487,031	11,640
	RLI Corp.	108,079	10,970
	United Community Banks Inc.	283,303	10,952
	Walker & Dunlop Inc.	79,042	10,935
	Independent Bank Corp. (XNGS)	123,679	10,638
	BankUnited Inc.	240,554	10,632
	Community Bank System Inc.	144,799	10,562
	Investors Bancorp Inc.	618,822	10,359
	Eastern Bankshares Inc.	464,309	10,150
	Associated Banc-Corp.	402,006	9,805
	Pacific Premier Bancorp Inc.	253,103	9,798
	Home BancShares Inc.	411,736	9,639
	First Interstate BancSystem Inc. Class A	237,021	9,623
*	Enstar Group Ltd.	33,493	9,547
*	Silvergate Capital Corp. Class A	74,281	9,514
	Cathay General Bancorp	200,453	9,427
*	Trupanion Inc.	103,047	9,236
*	Texas Capital Bancshares Inc.	137,131	9,133
	Ameris Bancorp	179,901	8,905
	WSFS Financial Corp.	174,929	8,892
	Simmons First National Corp. Class A	307,788	8,778
*	Mr Cooper Group Inc.	167,342	8,506
*	Axos Financial Inc.	153,964	8,428
	American Equity Investment Life Holding Co.	223,289	8,416
	Atlantic Union Bankshares Corp.	203,701	8,276
	CVB Financial Corp.	349,476	8,241
	Federated Hermes Inc.	251,345	8,211
*	Focus Financial Partners Inc. Class A	161,092	8,061

9

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	CNO Financial Group Inc.	332,684	8,041
	Moelis & Co. Class A	165,430	7,975
	Independent Bank Group Inc.	101,746	7,850
	Chimera Investment Corp.	637,690	7,761
	Columbia Banking System Inc.	211,836	7,760
	Fulton Financial Corp.	429,930	7,747
	FirstCash Holdings Inc.	107,366	7,735
	First BanCorp. (XNYS)	547,260	7,727
	Navient Corp.	427,955	7,536
	Hamilton Lane Inc. Class A	94,334	7,367
	Piper Sandler Cos.	47,315	7,003
	Arbor Realty Trust Inc.	388,567	6,994
	First Merchants Corp.	154,057	6,738
*,1	Marathon Digital Holdings Inc.	257,553	6,529
	Flagstar Bancorp Inc.	140,636	6,410
*	Triumph Bancorp Inc.	63,550	6,375
	International Bancshares Corp.	145,055	6,239
	Washington Federal Inc.	175,181	6,233
	First Financial Bancorp	250,243	6,151
*	Cannae Holdings Inc.	228,638	6,139
	WesBanco Inc.	165,590	6,051
	Artisan Partners Asset Management Inc. Class A	158,384	6,036
*	Open Lending Corp. Class A	281,141	5,856
	Sandy Spring Bancorp Inc.	120,843	5,690
	Banner Corp.	92,088	5,674
	Towne Bank	181,712	5,666
*	Genworth Financial Inc. Class A	1,371,908	5,570
	Live Oak Bancshares Inc.	86,059	5,503
	Cohen & Steers Inc.	67,169	5,458
	Renasant Corp.	147,921	5,401
	Heartland Financial USA Inc.	108,763	5,397
	Hope Bancorp Inc.	312,503	5,300
	Trustmark Corp.	168,090	5,293
	Lakeland Financial Corp.	65,805	5,278
*	NMI Holdings Inc. Class A	226,990	5,253
	Veritex Holdings Inc.	128,663	5,228
	Park National Corp.	38,888	5,213
*	PRA Group Inc.	116,774	5,212
	Bank of NT Butterfield & Son Ltd.	135,634	5,208
*	Encore Capital Group Inc.	78,699	5,193
	Hilltop Holdings Inc.	167,064	5,166
	Seacoast Banking Corp. of Florida	140,779	5,160
	Eagle Bancorp Inc.	85,502	5,123
*	Customers Bancorp Inc.	80,700	4,967
*	LendingClub Corp.	267,262	4,966
	Apollo Commercial Real Estate Finance Inc.	378,445	4,939
	Stewart Information Services Corp.	71,987	4,886
	PennyMac Financial Services Inc.	84,368	4,872
	Provident Financial Services Inc.	205,150	4,868
	MFA Financial Inc.	1,198,749	4,867
	Virtus Investment Partners Inc.	19,776	4,759
		Shares	Market Value• ($000)
	Enterprise Financial Services Corp.	95,823	4,737
	Two Harbors Investment Corp.	930,797	4,710
	Horace Mann Educators Corp.	112,956	4,698
	Meta Financial Group Inc.	84,817	4,698
	Northwest Bancshares Inc.	331,304	4,665
	iStar Inc.	181,672	4,564
	NBT Bancorp Inc.	113,942	4,372
*	Palomar Holdings Inc.	66,500	4,285
	Goosehead Insurance Inc. Class A	48,895	4,253
	Westamerica BanCorp.	70,407	4,177
	First Bancorp (XNGS)	92,900	4,169
*	Riot Blockchain Inc.	240,472	4,143
*	Bancorp Inc.	141,344	4,141
	PennyMac Mortgage Investment Trust	264,425	4,125
	First Commonwealth Financial Corp.	254,768	4,115
	Berkshire Hills Bancorp Inc.	132,116	4,109
	PJT Partners Inc. Class A	63,917	4,079
*	Enova International Inc.	98,108	4,000
	FB Financial Corp.	89,868	3,994
	BGC Partners Inc. Class A	852,671	3,905
	Capitol Federal Financial Inc.	350,782	3,831
	American National Group Inc.	20,142	3,807
*	LendingTree Inc.	31,433	3,804
	StepStone Group Inc. Class A	109,490	3,781
	Brightsphere Investment Group Inc.	156,998	3,748
	OFG Bancorp	132,645	3,738
	First Busey Corp.	135,784	3,727
	Nelnet Inc. Class A	45,819	3,691
	BancFirst Corp.	46,415	3,626
	Argo Group International Holdings Ltd.	85,765	3,617
	New York Mortgage Trust Inc.	1,025,972	3,601
	Brookline Bancorp Inc.	207,171	3,551
*	BRP Group Inc. Class A	127,734	3,547
	OceanFirst Financial Corp.	157,397	3,523
	Ladder Capital Corp. Class A	306,531	3,513
	Southside Bancshares Inc.	84,219	3,511
	ProAssurance Corp.	145,377	3,504
	National Bank Holdings Corp. Class A	78,630	3,490
	Stock Yards Bancorp Inc.	65,056	3,479
*	StoneX Group Inc.	45,250	3,414
	ConnectOne Bancorp Inc.	100,560	3,318
	B Riley Financial Inc.	54,684	3,256
	Safety Insurance Group Inc.	39,017	3,256
	S&T Bancorp Inc.	104,500	3,249
	Redwood Trust Inc.	310,643	3,228
	TriCo Bancshares	74,278	3,224
	City Holding Co.	40,306	3,211
*	Nicolet Bankshares Inc.	33,675	3,208
	Dime Community Bancshares Inc.	93,279	3,171

10

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Federal Agricultural Mortgage Corp. Class C	24,750	3,062
	Premier Financial Corp.	99,752	3,059
	Tompkins Financial Corp.	38,049	3,010
	Broadmark Realty Capital Inc.	347,581	3,010
	Lakeland Bancorp Inc.	165,630	2,988
	Employers Holdings Inc.	75,606	2,938
	Preferred Bank	37,097	2,911
	Banc of California Inc.	147,789	2,904
	First Foundation Inc.	107,080	2,856
	HomeStreet Inc.	53,810	2,769
	Origin Bancorp Inc.	59,871	2,765
*	Metropolitan Bank Holding Corp.	26,403	2,700
	German American Bancorp Inc.	66,453	2,644
	James River Group Holdings Ltd.	98,735	2,626
*	Blucora Inc.	131,314	2,613
*	MoneyGram International Inc.	241,688	2,596
*	TriState Capital Holdings Inc.	77,829	2,584
	Ellington Financial Inc.	145,963	2,579
	State Auto Financial Corp.	48,171	2,505
	Washington Trust Bancorp Inc.	45,983	2,495
	Heritage Financial Corp.	93,467	2,451
	AMERISAFE Inc.	51,622	2,431
	Kearny Financial Corp.	183,199	2,420
	Ready Capital Corp.	161,504	2,398
	Amerant Bancorp Inc.	72,642	2,357
	Horizon Bancorp Inc.	115,281	2,315
*	World Acceptance Corp.	11,638	2,287
	QCR Holdings Inc.	40,890	2,284
*	Columbia Financial Inc.	106,133	2,254
	Univest Financial Corp.	77,689	2,251
	1st Source Corp.	45,778	2,211
	Allegiance Bancshares Inc.	51,084	2,189
	Hanmi Financial Corp.	82,473	2,154
	Central Pacific Financial Corp.	73,590	2,148
	Peoples Bancorp Inc.	68,507	2,143
	Cowen Inc. Class A	71,451	2,119
	WisdomTree Investments Inc.	364,471	2,052
	KKR Real Estate Finance Trust Inc.	95,533	2,051
	Brightspire Capital Inc. Class A	227,313	2,014
*	CrossFirst Bankshares Inc.	125,909	1,981
*	MBIA Inc.	129,803	1,979
	ARMOUR Residential REIT Inc.	240,873	1,958
	First Bancorp Inc. (XNMS)	54,462	1,923
	TPG RE Finance Trust Inc.	162,176	1,920
	HarborOne Bancorp Inc.	128,824	1,905
	Camden National Corp.	39,513	1,879
	Heritage Commerce Corp.	157,852	1,877
	Flushing Financial Corp.	79,669	1,871
	Northfield Bancorp Inc.	118,503	1,860
	Invesco Mortgage Capital Inc.	847,583	1,848
	Byline Bancorp Inc.	67,418	1,838
		Shares	Market Value• ($000)
	Peapack-Gladstone Financial Corp.	48,230	1,819
	First Mid Bancshares Inc.	44,686	1,791
	Community Trust Bancorp Inc.	42,071	1,779
*	SiriusPoint Ltd.	239,191	1,768
	TrustCo Bank Corp. NY	50,638	1,730
*	Atlantic Capital Bancshares Inc.	53,263	1,723
	Great Southern Bancorp Inc.	27,667	1,699
	Midland States Bancorp Inc.	57,163	1,678
	Cambridge Bancorp	18,365	1,619
	Granite Point Mortgage Trust Inc.	143,926	1,615
	Diamond Hill Investment Group Inc.	8,205	1,591
*	Ambac Financial Group Inc.	122,567	1,573
	United Fire Group Inc.	56,774	1,568
	Mercantile Bank Corp.	41,035	1,513
	Dynex Capital Inc.	97,238	1,495
	CBTX Inc.	49,681	1,493
	National Western Life Group Inc. Class A	6,936	1,480
	Bank of Marin Bancorp	41,575	1,468
	First Financial Corp.	30,888	1,437
	Farmers National Banc Corp.	82,901	1,428
	Hingham Institution for Savings	3,911	1,407
	Financial Institutions Inc.	42,413	1,355
	Business First Bancshares Inc.	51,691	1,354
	First of Long Island Corp.	61,785	1,345
	Independent Bank Corp.	55,251	1,315
	First Community Bankshares Inc.	44,657	1,310
	Banco Latinoamericano de Comercio Exterior SA Class E	83,612	1,292
	Arrow Financial Corp.	37,306	1,281
	Franklin BSP Realty Trust Inc. REIT	96,551	1,274
	West BanCorp. Inc.	43,744	1,264
	Bank First Corp.	17,654	1,243
	Metrocity Bankshares Inc.	51,085	1,242
	First Internet Bancorp	25,030	1,223
*	Coastal Financial Corp.	25,677	1,222
	HomeTrust Bancshares Inc.	40,288	1,212
[1]	Orchid Island Capital Inc.	364,991	1,201
	GCM Grosvenor Inc. Class A	119,819	1,197
	Capstar Financial Holdings Inc.	55,488	1,187
	Alerus Financial Corp.	41,012	1,179
*	Carter Bankshares Inc.	70,102	1,168
	Equity Bancshares Inc. Class A	36,789	1,157
	Bar Harbor Bankshares	40,190	1,155
	Merchants Bancorp	39,764	1,151
*	Assetmark Financial Holdings Inc.	48,961	1,150
	MidWestOne Financial Group Inc.	37,985	1,147

11

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Republic Bancorp Inc. Class A	24,978	1,146
*	Southern First Bancshares Inc.	19,995	1,141
	CNB Financial Corp.	43,277	1,132
	Waterstone Financial Inc.	57,421	1,122
	Southern Missouri Bancorp Inc.	20,500	1,098
	Mid Penn Bancorp Inc.	38,620	1,081
	Old Second Bancorp Inc.	75,831	1,079
	American National Bankshares Inc.	27,876	1,076
	Oppenheimer Holdings Inc. Class A	24,855	1,073
	Regional Management Corp.	20,746	1,065
	MVB Financial Corp.	27,311	1,052
*	Blue Foundry Bancorp	75,416	1,048
*	eHealth Inc.	66,597	1,035
	Capital City Bank Group Inc.	36,591	1,027
	Five Star Bancorp	33,751	1,026
	Sierra Bancorp	38,040	1,021
	Citizens & Northern Corp.	40,978	1,015
	Enterprise Bancorp Inc.	24,911	1,004
	Spirit of Texas Bancshares Inc.	34,718	991
	Civista Bancshares Inc.	40,445	986
	SmartFinancial Inc.	37,390	976
*	Bridgewater Bancshares Inc.	57,595	969
	HCI Group Inc.	15,369	957
	Primis Financial Corp.	65,759	940
*	Oportun Financial Corp.	57,256	936
	RBB Bancorp	37,894	914
	Peoples Financial Services Corp.	18,882	902
	Universal Insurance Holdings Inc.	73,518	850
	First Bancorp Inc. (XNGS)	28,458	848
	Summit Financial Group Inc.	30,623	835
	Enact Holdings Inc.	40,040	833
	Tiptree Inc.	63,684	815
*	EZCorp. Inc. Class A	132,364	793
	Home Bancorp Inc.	20,065	787
	South Plains Financial Inc.	28,163	779
	Guaranty Bancshares Inc.	21,866	765
	Sculptor Capital Management Inc. Class A	59,604	764
	Blue Ridge Bankshares Inc.	47,252	758
	Curo Group Holdings Corp.	55,143	737
	Orrstown Financial Services Inc.	29,535	721
	Northrim BanCorp Inc.	15,947	714
	Provident Bancorp Inc.	42,079	688
	Great Ajax Corp.	58,925	671
	Investors Title Co.	3,482	667
	Greenhill & Co. Inc.	37,560	664
	AFC Gamma Inc.	33,537	662
	Macatawa Bank Corp.	71,927	660
*	Ocwen Financial Corp.	22,148	634
	PCSB Financial Corp.	33,890	631
	Amalgamated Financial Corp.	36,705	630
		Shares	Market Value• ($000)
*	Republic First Bancorp Inc.	121,143	629
	Red River Bancshares Inc.	12,277	629
	First Bank	42,812	624
	FS Bancorp Inc.	19,297	618
*	Citizens Inc. Class A	136,734	581
	Luther Burbank Corp.	42,853	555
	Donegal Group Inc. Class A	39,771	543
	Fidelity D&D Bancorp Inc.	10,931	539
	Capital Bancorp Inc.	21,313	529
*	Greenlight Capital Re Ltd. Class A	72,705	523
	HBT Financial Inc.	27,328	523
*	Maiden Holdings Ltd.	190,361	464
*	NI Holdings Inc.	23,732	426
	Pzena Investment Management Inc. Class A	44,464	410
	Heritage Insurance Holdings Inc.	71,920	401
*	Trean Insurance Group Inc.	48,374	343
	Crawford & Co. Class A	44,174	341
*	Pioneer Bancorp Inc.	31,883	337
*	MetroMile Inc.	256,355	328
	Angel Oak Mortgage Inc.	19,557	318
*	Velocity Financial LLC	24,025	307
	GAMCO Investors Inc. Class A	13,562	292
*	Third Coast Bancshares Inc.	9,361	218
	United Insurance Holdings Corp.	54,081	198
	Associated Capital Group Inc. Class A	4,533	177
*,1	Finance of America Cos. Inc. Class A	49,968	162
	Value Line Inc.	2,686	159
*	TPG Inc.	4,665	143
*	P10 Inc. Class A	6,917	86
[1]	Home Point Capital Inc.	21,358	70
*	Clearwater Analytics Holdings Inc. Class A	1,208	24
*	Finwise Bancorp	932	20
*	USCB Financial Holdings Inc.	1,466	19
			1,213,912
Health Care (15.9%)
*	Tenet Healthcare Corp.	286,950	24,675
*	Intellia Therapeutics Inc.	188,461	18,629
*	Biohaven Pharmaceutical Holding Co. Ltd.	150,486	17,864
*	Inspire Medical Systems Inc.	72,672	17,736
*	Shockwave Medical Inc.	91,122	16,150
*	Arena Pharmaceuticals Inc.	166,961	15,856
*	Omnicell Inc.	118,312	15,295
*	Halozyme Therapeutics Inc.	374,172	13,272
*	Arrowhead Pharmaceuticals Inc.	273,947	12,054
*	Medpace Holdings Inc.	78,271	11,973
	Ensign Group Inc.	142,030	11,936
*	HealthEquity Inc.	221,100	11,875
*	Intra-Cellular Therapies Inc.	213,103	11,823

12

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	CONMED Corp.	78,494	11,473
*	LivaNova plc	144,514	11,391
*	LHC Group Inc.	82,571	11,244
*	Option Care Health Inc.	429,666	11,042
*	Beam Therapeutics Inc.	138,137	10,823
*	Alkermes plc	432,854	10,761
*	Neogen Corp.	290,566	10,373
*	iRhythm Technologies Inc.	79,731	10,307
*	STAAR Surgical Co.	128,235	10,172
*	Blueprint Medicines Corp.	158,168	9,577
*	Merit Medical Systems Inc.	138,531	9,009
*	R1 RCM Inc.	321,200	8,733
*	Lantheus Holdings Inc.	182,194	8,713
	Owens & Minor Inc.	195,724	8,641
*	AtriCure Inc.	120,905	8,397
*	Arvinas Inc.	127,218	8,245
*	ACADIA Pharmaceuticals Inc.	323,579	8,222
*	Apellis Pharmaceuticals Inc.	192,820	8,201
*	Inari Medical Inc.	92,872	8,171
*	BioCryst Pharmaceuticals Inc.	486,684	8,084
*	Prestige Consumer Healthcare Inc.	135,352	8,057
*	Denali Therapeutics Inc.	245,479	7,993
*	Pacira BioSciences Inc.	119,132	7,945
*	Haemonetics Corp.	136,386	7,871
*	Insmed Inc.	319,382	7,633
*	Cytokinetics Inc.	214,332	7,570
*	Fate Therapeutics Inc.	218,925	7,564
*	NuVasive Inc.	139,748	7,563
*	Integer Holdings Corp.	88,631	7,433
*	Twist Bioscience Corp.	127,396	7,127
*	Axonics Inc.	123,633	7,017
	Patterson Cos. Inc.	231,194	6,913
	Select Medical Holdings Corp.	298,195	6,903
*	Progyny Inc.	173,873	6,844
*	Glaukos Corp.	122,830	6,794
*	Nevro Corp.	93,562	6,708
*	PTC Therapeutics Inc.	187,621	6,589
*	NeoGenomics Inc.	306,055	6,553
*	Karuna Therapeutics Inc.	60,010	6,301
*	Pacific Biosciences of California Inc.	524,533	6,252
*	Invitae Corp.	540,292	5,830
*	Amicus Therapeutics Inc.	711,123	5,789
*	Corcept Therapeutics Inc.	258,793	5,768
*	Ortho Clinical Diagnostics Holdings plc Class H	325,277	5,754
*	Evolent Health Inc. Class A	215,536	5,744
*	Outset Medical Inc.	126,640	5,568
*	Emergent BioSolutions Inc.	132,479	5,482
*	CareDx Inc.	136,825	5,251
*	Myriad Genetics Inc.	214,293	5,224
*	Vericel Corp.	125,618	5,177
*	Veracyte Inc.	182,484	5,073
*	Global Blood Therapeutics Inc.	167,307	5,053
*	IVERIC bio Inc.	310,481	4,980
*	Zentalis Pharmaceuticals Inc.	98,426	4,910
*	Apollo Medical Holdings Inc.	101,707	4,894
		Shares	Market Value• ($000)
*	MEDNAX Inc.	205,874	4,832
*	Surgery Partners Inc.	91,806	4,799
*	Xencor Inc.	152,506	4,775
*	Avanos Medical Inc.	130,003	4,601
*	Agios Pharmaceuticals Inc.	146,953	4,575
*	Relay Therapeutics Inc.	188,592	4,547
*	Arcus Biosciences Inc.	121,255	4,511
*	SpringWorks Therapeutics Inc.	78,862	4,463
*	ChemoCentryx Inc.	145,983	4,429
*,1	Cassava Sciences Inc.	103,482	4,399
*	NanoString Technologies Inc.	122,695	4,351
*	Travere Thrapeutics Inc.	159,330	4,343
*	Ironwood Pharmaceuticals Inc. Class A	397,135	4,273
*	Supernus Pharmaceuticals Inc.	132,590	4,236
*	Phreesia Inc.	134,021	4,127
*	Ligand Pharmaceuticals Inc.	40,697	4,119
*	Vir Biotechnology Inc.	162,151	4,085
*	Zogenix Inc.	151,310	3,973
*	ModivCare Inc.	33,536	3,957
*	Turning Point Therapeutics Inc.	124,201	3,932
*	Multiplan Corp.	1,029,452	3,871
*	Health Catalyst Inc.	141,196	3,829
*	CorVel Corp.	23,909	3,803
*	Heska Corp.	26,381	3,746
*	Celldex Therapeutics Inc.	124,329	3,717
*	Kymera Therapeutics Inc.	92,881	3,693
*	Enanta Pharmaceuticals Inc.	52,114	3,670
*	Dynavax Technologies Corp.	291,514	3,574
*	Addus HomeCare Corp.	41,659	3,543
*	Prometheus Biosciences Inc.	81,020	3,528
*	Community Health Systems Inc.	334,871	3,519
*,1	Fulgent Genetics Inc.	56,489	3,519
*	TG Therapeutics Inc.	349,419	3,449
*	Silk Road Medical Inc.	92,648	3,440
*	Brookdale Senior Living Inc.	499,117	3,434
*,1	Recursion Pharmaceuticals Inc. Class A	311,789	3,414
*	1Life Healthcare Inc.	315,318	3,409
*	Prothena Corp. plc	97,694	3,380
*	AdaptHealth Corp. Class A	193,836	3,379
*	OPKO Health Inc.	1,079,140	3,378
*	Avid Bioservices Inc.	163,344	3,345
*	FibroGen Inc.	232,546	3,272
*	Codexis Inc.	162,894	3,246
*	Tivity Health Inc.	118,989	3,246
	Healthcare Services Group Inc.	202,390	3,202
	US Physical Therapy Inc.	34,572	3,180
*	Editas Medicine Inc. Class A	184,901	3,166
*	Krystal Biotech Inc.	48,496	3,082
*	REVOLUTION Medicines Inc.	160,285	3,033

13

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	RadNet Inc.	122,618	3,025
*	NextGen Healthcare Inc.	154,753	3,022
*	ImmunoGen Inc.	534,323	3,014
*	Atara Biotherapeutics Inc.	234,277	3,010
*	Madrigal Pharmaceuticals Inc.	31,678	2,941
*	Protagonist Therapeutics Inc.	120,932	2,936
*	Meridian Bioscience Inc.	115,038	2,910
*	Cerevel Therapeutics Holdings Inc.	109,614	2,901
*	Quanterix Corp.	83,354	2,812
*	REGENXBIO Inc.	106,590	2,794
*	Amphastar Pharmaceuticals Inc.	100,179	2,776
*	Kura Oncology Inc.	170,815	2,711
	Atrion Corp.	3,771	2,698
*	Cerus Corp.	454,356	2,667
*	Revance Therapeutics Inc.	189,234	2,568
*	Natus Medical Inc.	91,370	2,542
*	Vaxcyte Inc.	108,821	2,521
*	Alector Inc.	157,842	2,500
*	Castle Biosciences Inc.	57,688	2,497
*	Crinetics Pharmaceuticals Inc.	124,029	2,483
*	Harmony Biosciences Holdings Inc.	62,065	2,480
*	Intersect ENT Inc.	90,008	2,448
*	Accolade Inc.	135,809	2,442
*	Varex Imaging Corp.	103,166	2,439
*	Reata Pharmaceuticals Inc. Class A	74,332	2,434
	LeMaitre Vascular Inc.	50,829	2,413
*	AngioDynamics Inc.	100,985	2,376
*	C4 Therapeutics Inc.	104,266	2,339
*	Morphic Holding Inc.	56,993	2,272
*	Keros Therapeutics Inc.	42,026	2,257
*	Cardiovascular Systems Inc.	106,958	2,253
*	Innoviva Inc.	117,238	2,252
*	Bridgebio Pharma Inc.	286,926	2,238
	National HealthCare Corp.	33,825	2,199
*	Nuvation Bio Inc.	429,837	2,175
*	Axsome Therapeutics Inc.	75,223	2,115
*	Alphatec Holdings Inc.	190,711	2,102
*	OrthoPediatrics Corp.	37,507	2,102
*,1	Senseonics Holdings Inc.	1,166,215	2,099
*	OptimizeRx Corp.	46,160	2,091
*	American Well Corp. Class A	493,703	2,088
*	Coherus Biosciences Inc.	175,574	2,070
*	Catalyst Pharmaceuticals Inc.	262,973	2,051
*	Aclaris Therapeutics Inc.	137,481	2,048
*,1	Sorrento Therapeutics Inc.	806,264	2,040
*	Artivion Inc.	102,707	2,008
*	Karyopharm Therapeutics Inc.	194,350	2,008
*	Rocket Pharmaceuticals Inc.	111,858	1,992
*	Anavex Life Sciences Corp.	181,233	1,986
*	Apria Inc.	52,829	1,973
*	iTeos Therapeutics Inc.	54,459	1,968
*	SI-BONE Inc.	87,924	1,940
*	Endo International plc	617,298	1,920
*	Syndax Pharmaceuticals Inc.	121,364	1,892
		Shares	Market Value• ($000)
*	Sangamo Therapeutics Inc.	318,888	1,865
*	Inogen Inc.	53,371	1,862
*	Pulmonx Corp.	70,473	1,851
*	Hanger Inc.	101,195	1,834
*	Cutera Inc.	47,425	1,819
*	Alignment Healthcare Inc.	214,755	1,813
*	Collegium Pharmaceutical Inc.	93,057	1,812
*	MaxCyte Inc.	260,097	1,810
*,1	Inovio Pharmaceuticals Inc.	558,353	1,809
*,1	Heron Therapeutics Inc.	249,129	1,769
*	Treace Medical Concepts Inc.	81,498	1,755
*,1	Ocugen Inc.	496,895	1,749
*	MannKind Corp.	665,570	1,744
*,1	Butterfly Network Inc.	337,088	1,736
*	Orthofix Medical Inc.	50,995	1,733
*	Seer Inc. Class A	112,216	1,719
*	Avidity Biosciences Inc.	101,198	1,716
*,1	Bionano Genomics Inc.	788,843	1,688
*	Vanda Pharmaceuticals Inc.	147,948	1,681
*	Allogene Therapeutics Inc.	183,010	1,675
*,1	Vaxart Inc.	329,053	1,672
*	Surmodics Inc.	36,613	1,643
*	Theravance Biopharma Inc.	161,674	1,628
*	Inhibrx Inc.	75,362	1,620
*	Agenus Inc.	591,112	1,596
*	AnaptysBio Inc.	51,818	1,584
*	Antares Pharma Inc.	450,703	1,577
*	Instil Bio Inc.	146,377	1,571
*	ViewRay Inc.	370,685	1,542
*	Joint Corp.	37,200	1,525
*	Gossamer Bio Inc.	168,753	1,524
*	MiMedx Group Inc.	301,218	1,521
*	Albireo Pharma Inc.	45,577	1,520
*	MacroGenics Inc.	161,533	1,510
*	Sana Biotechnology Inc.	233,306	1,507
*	OraSure Technologies Inc.	193,104	1,506
	National Research Corp.	37,813	1,504
*	Seres Therapeutics Inc.	187,775	1,502
*	Eagle Pharmaceuticals Inc.	30,764	1,458
*	PetIQ Inc. Class A	72,583	1,440
*	HealthStream Inc.	68,849	1,411
*	BioDelivery Sciences International Inc.	251,752	1,405
*	Verve Therapeutics Inc.	42,652	1,393
*	Kezar Life Sciences Inc.	93,707	1,392
*	Affimed NV	312,853	1,380
*	Arcturus Therapeutics Holdings Inc.	56,850	1,363
*	Nurix Therapeutics Inc.	84,181	1,361
*	Chinook Therapeutics Inc.	105,068	1,341
*	Arcutis Biotherapeutics Inc.	74,572	1,327
*	Scholar Rock Holding Corp.	75,508	1,314
*	UFP Technologies Inc.	18,811	1,301
*	TransMedics Group Inc.	69,665	1,290
*	Replimune Group Inc.	79,742	1,279
*	Anika Therapeutics Inc.	38,941	1,266
*	NGM Biopharmaceuticals Inc.	85,001	1,263
*,1	ImmunityBio Inc.	184,369	1,261

14

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Cara Therapeutics Inc.	120,080	1,245
*	Edgewise Therapeutics Inc.	104,745	1,235
*	Akero Therapeutics Inc.	69,320	1,229
*	Amneal Pharmaceuticals Inc.	269,222	1,220
*,1	Omeros Corp.	164,923	1,187
	Phibro Animal Health Corp. Class A	55,257	1,177
*	Computer Programs and Systems Inc.	38,147	1,174
*	Praxis Precision Medicines Inc.	89,600	1,174
*	Ocular Therapeutix Inc.	208,716	1,165
*,1	Mind Medicine Mindmed Inc.	950,602	1,160
*	Ideaya Biosciences Inc.	87,702	1,158
*	LifeStance Health Group Inc.	122,722	1,157
*	Rigel Pharmaceuticals Inc.	459,807	1,154
*	Rapt Therapeutics Inc.	57,374	1,147
*	MeiraGTx Holdings plc	79,839	1,144
*	Agiliti Inc.	63,395	1,142
*,1	G1 Therapeutics Inc.	107,496	1,141
*	Pennant Group Inc.	69,031	1,122
*	PMV Pharmaceuticals Inc.	70,679	1,120
*	Privia Health Group Inc.	43,502	1,120
*	Chimerix Inc.	196,831	1,110
*	ANI Pharmaceuticals Inc.	29,327	1,098
*	Atea Pharmaceuticals Inc.	172,729	1,095
*	Bluebird Bio Inc.	181,002	1,093
*	SeaSpine Holdings Corp.	85,338	1,081
*	Inotiv Inc.	39,885	1,054
*	Tactile Systems Technology Inc.	51,513	1,049
*	Radius Health Inc.	125,435	1,044
*	Sutro Biopharma Inc.	116,645	1,040
*	Akebia Therapeutics Inc.	476,267	1,029
*	4D Molecular Therapeutics Inc.	74,986	1,027
*	Personalis Inc.	96,406	1,012
*	Berkeley Lights Inc.	130,374	1,000
*	Stoke Therapeutics Inc.	51,234	999
*	Cullinan Oncology Inc.	69,581	998
*	Phathom Pharmaceuticals Inc.	54,963	996
*	Bioventus Inc. Class A	75,522	982
*	Design Therapeutics Inc.	72,317	981
*	Axogen Inc.	104,376	975
*	KalVista Pharmaceuticals Inc.	59,874	961
*,1	Intercept Pharmaceuticals Inc.	67,291	960
*	Provention Bio Inc.	151,766	952
*	Aerie Pharmaceuticals Inc.	113,463	942
*	Vapotherm Inc.	61,980	941
*	Rhythm Pharmaceuticals Inc.	118,356	902
*	Forma Therapeutics Holdings Inc.	91,355	901
*	Geron Corp. (XNGS)	822,840	897
*	2seventy bio Inc.	60,276	894
*	Relmada Therapeutics Inc.	42,591	874
*	Y-mAbs Therapeutics Inc.	95,227	868
*	Bioxcel Therapeutics Inc.	47,069	862
	iRadimed Corp.	17,314	861
		Shares	Market Value• ($000)
*	ALX Oncology Holdings Inc.	47,405	859
*	Mersana Therapeutics Inc.	195,172	857
*	Oramed Pharmaceuticals Inc.	82,739	852
*	Apyx Medical Corp.	84,121	851
	Utah Medical Products Inc.	9,440	850
*	Accuray Inc.	243,071	843
*	Dermtech Inc.	65,153	833
*	908 Devices Inc.	50,063	833
*	Deciphera Pharmaceuticals Inc.	106,920	824
*	Fulcrum Therapeutics Inc.	74,071	815
*	Evolus Inc.	88,769	812
*	Kiniksa Pharmaceuticals Ltd. Class A	78,243	801
*	Altimmune Inc.	107,393	796
*	Athira Pharma Inc.	86,932	796
*	Marinus Pharmaceuticals Inc.	101,002	790
*	Kronos Bio Inc.	104,475	787
*	Kodiak Sciences Inc.	90,586	783
*	Curis Inc.	232,387	778
*	SIGA Technologies Inc.	129,184	775
*	Fluidigm Corp.	208,009	765
*	Organogenesis Holdings Inc. Class A	102,069	759
*,1	VBI Vaccines Inc.	508,282	757
*	VistaGen Therapeutics Inc.	528,673	740
*,1	Adicet Bio Inc.	56,047	733
*	Allovir Inc.	80,518	725
*	Dyne Therapeutics Inc.	82,357	706
*,1	Erasca Inc.	56,826	705
*	DICE Therapeutics Inc.	37,983	702
*	Arbutus Biopharma Corp.	214,816	687
*	CytomX Therapeutics Inc.	177,100	678
*	Jounce Therapeutics Inc.	90,154	673
*	ORIC Pharmaceuticals Inc.	86,308	670
*	BioLife Solutions Inc.	28,099	660
*	MEI Pharma Inc.	296,803	641
*,1	Clovis Oncology Inc.	309,581	638
*	Icosavax Inc.	36,607	638
*	Spero Therapeutics Inc.	66,283	636
*	Imago Biosciences Inc.	26,758	630
*	Viking Therapeutics Inc.	187,401	628
*	Stereotaxis Inc.	136,008	628
*	Vera Therapeutics Inc.	26,515	615
*	Avita Medical Inc.	66,664	613
*	Rubius Therapeutics Inc.	122,622	612
*	Immunovant Inc.	109,629	612
*	Generation Bio Co.	119,287	611
*,1	Janux Therapeutics Inc.	35,352	611
*	Cymabay Therapeutics Inc.	190,141	605
*	Cogent Biosciences Inc.	101,533	602
*	Cytek Biosciences Inc.	44,042	601
*	Gritstone bio Inc.	115,221	588
*	Pliant Therapeutics Inc.	65,559	588
*	Immunic Inc.	50,282	586
*	Precigen Inc.	259,935	585
*	EyePoint Pharmaceuticals Inc.	57,785	575
*	Precision BioSciences Inc.	134,870	573
*	Harvard Bioscience Inc.	105,585	570
*	InfuSystem Holdings Inc.	49,442	568

15

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Verastem Inc.	472,077	566
*,1	Alaunos Therapeutics Inc.	573,920	566
*,1	CEL–SCI Corp.	96,523	558
*	Aveanna Healthcare Holdings Inc.	106,109	557
*	Caribou Biosciences Inc.	55,077	550
*	Kinnate Biopharma Inc.	69,132	538
*	Aldeyra Therapeutics Inc.	132,941	537
*	Allakos Inc.	95,879	536
*	Sight Sciences Inc.	30,767	536
*	CorMedix Inc.	103,909	507
*	Foghorn Therapeutics Inc.	52,541	505
*	Werewolf Therapeutics Inc.	70,051	502
*	Athersys Inc.	558,811	501
*,1	Asensus Surgical Inc.	640,939	494
*	Cue Biopharma Inc.	84,169	488
*	Lineage Cell Therapeutics Inc.	342,985	484
*,1	Citius Pharmaceuticals Inc.	311,151	479
*	SOC Telemed Inc. Class A	162,447	478
*,1	PROCEPT BioRobotics Corp.	19,065	476
*	Lyell Immunopharma Inc.	65,399	473
*,1	Vor BioPharma Inc.	52,278	472
*	KemPharm Inc.	78,846	468
*	Bright Health Group Inc.	140,758	467
*	Selecta Biosciences Inc.	252,034	466
*,1	Monte Rosa Therapeutics Inc.	32,073	460
*	Paratek Pharmaceuticals Inc.	128,879	454
*	Ikena Oncology Inc.	73,748	451
*	Sientra Inc.	158,948	450
*	Tenaya Therapeutics Inc.	38,621	450
*	ClearPoint Neuro Inc.	51,370	449
*,1	Century Therapeutics Inc.	31,716	447
*,1	Nuvalent Inc. Class A	29,520	441
*	CytoSorbents Corp.	113,031	437
*	Applied Molecular Transport Inc.	66,313	436
*	Annexon Inc.	85,427	415
*	Day One Biopharmaceuticals Inc.	30,316	414
*	Durect Corp.	619,751	411
	XBiotech Inc.	41,222	406
*	Homology Medicines Inc.	114,871	401
*	Tarsus Pharmaceuticals Inc.	22,653	399
*	Graphite Bio Inc.	43,208	398
*	Talaris Therapeutics Inc.	56,613	397
*	Akoya Biosciences Inc.	35,729	396
*	Outlook Therapeutics Inc.	240,486	392
*,1	Atossa Therapeutics Inc.	320,715	391
*	Paragon 28 Inc.	23,971	391
*	Taysha Gene Therapies Inc.	60,996	389
*	Eargo Inc.	80,515	387
*	Lexicon Pharmaceuticals Inc.	186,119	385
*,1	Tyra Biosciences Inc.	32,137	381
*,1	Adagio Therapeutics Inc.	56,684	379
*	Viemed Healthcare Inc.	96,626	371
*	IGM Biosciences Inc.	22,112	369
[1]	Zynex Inc.	58,440	368
*	Epizyme Inc.	246,013	367
*,1	Biomea Fusion Inc.	57,222	367
		Shares	Market Value• ($000)
*	Shattuck Labs Inc.	72,584	363
*	Forian Inc.	50,727	353
*	XOMA Corp.	16,069	352
*	Nkarta Inc.	38,884	352
*	ChromaDex Corp.	128,702	351
*,1	Absci Corp.	37,432	351
*	Akouos Inc.	65,430	349
*	Eiger BioPharmaceuticals Inc.	87,033	348
*	Tabula Rasa HealthCare Inc.	60,643	346
*	9 Meters Biopharma Inc.	622,396	340
*	Surface Oncology Inc.	94,040	339
*	Sesen Bio Inc.	533,365	338
*	Passage Bio Inc.	101,304	336
*	SQZ Biotechnologies Co.	62,004	327
*	Ventyx Biosciences Inc.	27,513	322
*,1	UroGen Pharma Ltd.	53,534	321
*	Olema Pharmaceuticals Inc.	68,652	321
*	Adverum Biotechnologies Inc.	238,174	319
*,1	Cue Health Inc.	38,595	319
*	Fortress Biotech Inc.	195,162	314
*	Alpha Teknova Inc.	18,489	314
*	Aeglea BioTherapeutics Inc.	110,744	307
*	Theseus Pharmaceuticals Inc.	30,352	307
*	Spectrum Pharmaceuticals Inc.	447,575	304
*,1	Oyster Point Pharma Inc.	30,463	303
*	Verrica Pharmaceuticals Inc.	36,040	302
*	PAVmed Inc.	196,952	301
*,1	RxSight Inc.	22,094	296
*	Esperion Therapeutics Inc.	72,031	295
*	iCAD Inc.	61,117	295
*	Entrada Therapeutics Inc.	24,229	294
*	Quotient Ltd.	208,660	292
*	Seelos Therapeutics Inc.	274,442	291
*	Poseida Therapeutics Inc.	78,823	288
*	WaVe Life Sciences Ltd.	116,911	287
*	Cardiff Oncology Inc.	102,648	276
*	BioAtla Inc.	42,589	276
*	Viracta Therapeutics Inc.	99,468	272
*,1	Ampio Pharmaceuticals Inc.	542,539	271
*	Humanigen Inc.	131,919	268
*	DarioHealth Corp.	36,646	268
*,1	Aerovate Therapeutics Inc.	27,217	266
*	Infinity Pharmaceuticals Inc.	239,763	264
*	Alpine Immune Sciences Inc.	31,949	263
*	Prelude Therapeutics Inc.	29,586	261
*	Singular Genomics Systems Inc.	31,659	261
*	Celcuity Inc.	25,753	260
*	Magenta Therapeutics Inc.	82,118	259
*,1	Evelo Biosciences Inc.	83,011	259
*	Aura Biosciences Inc.	14,354	257
*	Accelerate Diagnostics Inc.	90,140	256
*,1	TherapeuticsMD Inc.	1,066,050	255
*	Neoleukin Therapeutics Inc.	97,644	252

16

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Rain Therapeutics Inc.	42,067	252
*	Frequency Therapeutics Inc.	87,330	248
*,1	Innovage Holding Corp.	50,249	248
*	Mirum Pharmaceuticals Inc.	10,116	240
*	Omega Therapeutics Inc.	20,026	238
*	Molecular Templates Inc.	101,057	237
*	Silverback Therapeutics Inc.	55,222	237
*	Oncocyte Corp.	161,672	236
*	AirSculpt Technologies Inc.	17,341	235
*	Cortexyme Inc.	53,897	234
*	Xilio Therapeutics Inc.	19,561	230
*	TCR2 Therapeutics Inc.	84,679	229
*	Neuronetics Inc.	68,410	228
*	Inozyme Pharma Inc.	39,433	228
*,1	Retractable Technologies Inc.	47,258	224
*	Oncternal Therapeutics Inc.	121,424	222
*	Vincerx Pharma Inc.	43,380	220
*	Tonix Pharmaceuticals Holding Corp.	1,182,833	219
*,1	Aspira Women's Health Inc.	199,196	217
*	Bolt Biotherapeutics Inc.	61,210	214
*	Greenwich Lifesciences Inc.	10,975	214
*	Codex DNA Inc.	20,715	211
*	Doximity Inc. Class A	3,418	210
*	Harpoon Therapeutics Inc.	50,950	209
*	Exagen Inc.	27,479	209
*	Rallybio Corp.	19,007	209
*	Convey Health Solutions Holdings Inc.	35,844	208
*	Trevena Inc.	447,802	205
*	Puma Biotechnology Inc.	88,798	204
*	Syros Pharmaceuticals Inc.	157,718	203
*	Codiak Biosciences Inc.	43,035	203
*	Sensei Biotherapeutics Inc.	56,053	202
*,1	Pulse Biosciences Inc.	38,452	195
*	Black Diamond Therapeutics Inc.	62,029	195
*	Summit Therapeutics Inc.	71,044	195
*	Athenex Inc.	236,972	191
*	Ardelyx Inc.	246,470	190
*	CVRx Inc.	21,623	190
*	Invacare Corp.	92,355	189
*,1	iBio Inc.	591,727	189
*	Brooklyn ImmunoTherapeutics Inc.	79,949	181
*	Immuneering Corp. Class A	22,896	171
*	Finch Therapeutics Group Inc.	20,258	170
*,1	Eliem Therapeutics Inc.	18,734	169
*	Pyxis Oncology Inc.	27,859	169
*	Mustang Bio Inc.	190,741	166
*,1	Clene Inc.	52,755	163
*	Avrobio Inc.	104,632	152
*	GT Biopharma Inc.	47,573	151
*	Acumen Pharmaceuticals Inc.	25,613	150
		Shares	Market Value• ($000)
*	Rapid Micro Biosystems Inc. Class A	21,373	149
*,1	BeyondSpring Inc.	61,255	148
*	Cincor Pharma Inc.	6,638	148
*	NeuroPace Inc.	18,760	146
*	Aligos Therapeutics Inc.	57,906	140
*	Solid Biosciences Inc.	163,742	133
*,1	Cyteir Therapeutics Inc.	22,181	129
*	Atreca Inc. Class A	71,343	128
*,1	Hookipa Pharma Inc.	52,850	127
*	89bio Inc.	26,783	124
*	Avalo Therapeutics Inc.	168,308	123
*	Terns Pharmaceuticals Inc.	36,475	121
*,1	Oncorus Inc.	56,155	118
*	NexImmune Inc.	47,076	117
*,1	Amylyx Pharmaceuticals Inc.	3,571	117
*	Reneo Pharmaceuticals Inc.	23,652	114
*	Angion Biomedica Corp.	58,332	108
*	Portage Biotech Inc.	13,459	107
*	IsoPlexis Corp.	22,163	107
*,1	Impel Neuropharma Inc.	14,601	105
*	Applied Therapeutics Inc.	48,523	91
*	Vigil Neuroscience Inc.	5,235	89
*,1	Kala Pharmaceuticals Inc.	132,552	88
*	Acutus Medical Inc.	51,219	83
*	Gemini Therapeutics Inc.	60,301	82
*	Talis Biomedical Corp.	38,836	81
*	Kaleido Biosciences Inc.	53,331	79
*	Biodesix Inc.	33,280	79
*	Thorne HealthTech Inc.	17,429	78
*	Arcellx Inc.	3,672	70
*	Sera Prognostics Inc. Class A	12,665	68
*	Ontrak Inc.	23,763	64
*	NantHealth Inc.	70,996	59
*	Sigilon Therapeutics Inc.	40,549	59
*	Spruce Biosciences Inc.	23,465	53
*	Lucid Diagnostics Inc.	13,147	49
*	Forte Biosciences Inc.	31,337	39
*	Warby Parker Inc. Class A	1,308	39
*,2	Alder Biopharmaceuticals CVR	32,046	28
*,1,2	Tobira Therapeutics Inc. CVR	6,201	28
*	Landos Biopharma Inc.	12,674	27
*	MiNK Therapeutics Inc.	7,588	23
*	TScan Therapeutics Inc.	5,190	22
*	In8bio Inc.	4,877	20
*	Minerva Surgical Inc.	3,693	19
*	Candel Therapeutics Inc.	4,196	17
*	Sonendo Inc.	3,467	17
*,1	Vaxxinity Inc. Class A	2,724	14
*	Definitive Healthcare Corp. Class A	498	12
*	Elevation Oncology Inc.	2,413	8
*	Cognition Therapeutics Inc.	284	1
*,2	PDL BioPharma Inc.	712	—
*,2	Synergy Pharmaceuticals Inc.	224,815	—
*,2	Progenics Pharmaceuticals Inc. CVR	110,304	—

17

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*,2	Achillion Pharma CVR Alexion Pharmaceuticals Inc.	1,085	—
			1,169,239
Industrials (15.2%)
	Tetra Tech Inc.	145,700	23,133
*	Saia Inc.	71,703	20,595
*	WillScot Mobile Mini Holdings Corp.	571,512	20,306
	EMCOR Group Inc.	143,970	16,634
*	ASGN Inc.	137,581	15,243
*	WESCO International Inc.	120,363	14,652
*	Chart Industries Inc.	98,746	14,259
	Simpson Manufacturing Co. Inc.	117,722	13,951
*	AMN Healthcare Services Inc.	127,252	13,507
	Exponent Inc.	140,311	13,296
	Maximus Inc.	165,706	13,068
*	Atkore Inc.	124,652	12,678
	Matson Inc.	112,281	12,437
	Triton International Ltd.	180,461	11,853
*	API Group Corp.	545,393	11,764
	Herc Holdings Inc.	67,370	10,720
*	ExlService Holdings Inc.	88,678	10,711
	Watts Water Technologies Inc. Class A	74,377	10,707
*	ACI Worldwide Inc.	318,946	10,691
	Zurn Water Solutions Corp.	327,991	10,666
	Franklin Electric Co. Inc.	125,291	10,595
	Applied Industrial Technologies Inc.	103,661	10,480
	GATX Corp.	95,328	10,165
*	Resideo Technologies Inc.	390,951	10,063
*	Summit Materials Inc. Class A	320,478	10,005
	SPX FLOW Inc.	112,260	9,642
	Korn Ferry	145,446	9,637
	HB Fuller Co.	140,800	9,626
	John Bean Technologies Corp.	84,717	9,604
*	TriNet Group Inc.	109,625	9,571
	Hillenbrand Inc.	197,211	9,409
	Brink's Co.	129,932	9,103
*	Beacon Roofing Supply Inc.	150,593	8,989
*	Allegheny Technologies Inc.	344,328	8,863
	Insperity Inc.	98,140	8,828
*	Bloom Energy Corp. Class A	384,732	8,541
	EnerSys	115,942	8,432
*	Welbilt Inc.	353,269	8,351
*	Fluor Corp.	383,328	8,303
	Comfort Systems USA Inc.	96,233	8,274
	ABM Industries Inc.	181,851	8,152
	Badger Meter Inc.	78,958	7,849
	Aerojet Rocketdyne Holdings Inc.	202,150	7,833
	Terex Corp.	184,683	7,624
*	Hub Group Inc. Class A	89,475	7,552
	Forward Air Corp.	72,516	7,482
	Altra Industrial Motion Corp.	174,829	7,425
	UniFirst Corp.	40,730	7,382
		Shares	Market Value• ($000)
	Albany International Corp. Class A	83,171	7,304
	Werner Enterprises Inc.	166,614	7,241
	Kennametal Inc.	226,011	7,167
*	Dycom Industries Inc.	79,606	6,930
*	Kratos Defense & Security Solutions Inc.	330,846	6,921
	Otter Tail Corp.	111,223	6,880
	Helios Technologies Inc.	87,240	6,840
	Belden Inc.	119,468	6,732
	AAON Inc.	113,196	6,629
	EVERTEC Inc.	163,508	6,599
*	Verra Mobility Corp. Class A	388,855	6,533
*	Meritor Inc.	183,405	6,531
	Moog Inc. Class A	78,307	6,508
	Maxar Technologies Inc.	195,735	6,350
	ArcBest Corp.	68,273	6,328
*	GMS Inc.	115,282	6,254
	Encore Wire Corp.	53,312	6,207
	Installed Building Products Inc.	64,021	6,191
	ManTech International Corp. Class A	74,185	6,185
	EnPro Industries Inc.	55,750	6,157
	Kadant Inc.	31,126	6,143
*	Atlas Air Worldwide Holdings Inc.	77,717	6,090
*	Masonite International Corp.	64,274	6,063
	Trinity Industries Inc.	208,441	6,016
*	SPX Corp.	118,266	5,996
	Barnes Group Inc.	127,696	5,931
	Federal Signal Corp.	162,633	5,873
	Brady Corp. Class A	127,336	5,868
*	Itron Inc.	122,025	5,817
*	JELD-WEN Holding Inc.	247,052	5,702
*	O-I Glass Inc.	426,096	5,445
	Mueller Water Products Inc. Class A	424,766	5,390
	McGrath RentCorp.	65,255	5,304
*	CBIZ Inc.	132,214	5,144
*	Air Transport Services Group Inc.	159,547	5,027
*,1	Nikola Corp.	616,809	4,873
*	Ferro Corp.	222,294	4,830
	CSW Industrials Inc.	40,086	4,824
	ESCO Technologies Inc.	69,168	4,812
*	Flywire Corp.	170,398	4,611
	Textainer Group Holdings Ltd.	127,132	4,514
	ICF International Inc.	49,876	4,420
	Patrick Industries Inc.	61,429	4,382
*	AeroVironment Inc.	60,718	4,314
*	Triumph Group Inc.	171,654	4,298
*	Gibraltar Industries Inc.	88,456	4,274
*	Vicor Corp.	56,920	4,256
*	Proto Labs Inc.	75,108	4,223
*	Veritiv Corp.	38,839	4,162
*	Green Dot Corp. Class A	144,305	4,134
*	AAR Corp.	91,949	4,132
	Kforce Inc.	54,777	4,118
*	Repay Holdings Corp. Class A	234,201	4,045
	Greif Inc. Class A	69,635	4,003
*	MYR Group Inc.	44,584	4,001
	TTEC Holdings Inc.	49,997	3,975
	Tennant Co.	49,905	3,932

18

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Lindsay Corp.	29,436	3,862
	Greenbrier Cos. Inc.	86,106	3,826
*	NV5 Global Inc.	35,672	3,826
	Primoris Services Corp.	144,602	3,813
	TriMas Corp.	116,798	3,797
	Shyft Group Inc.	93,593	3,782
*	CryoPort Inc.	109,360	3,754
	Alamo Group Inc.	26,954	3,750
	Granite Construction Inc.	123,750	3,746
*	OSI Systems Inc.	45,684	3,685
	H&E Equipment Services Inc.	86,874	3,628
	Deluxe Corp.	113,798	3,540
	Mesa Laboratories Inc.	13,466	3,438
	Columbus McKinnon Corp.	75,108	3,428
	Standex International Corp.	32,353	3,427
*	PGT Innovations Inc.	155,545	3,346
	SFL Corp. Ltd.	334,448	3,328
	AZZ Inc.	67,148	3,306
*	Cornerstone Building Brands Inc.	147,933	3,266
	Kaman Corp.	74,459	3,232
*	Montrose Environmental Group Inc.	70,721	3,119
*	Evo Payments Inc. Class A	127,669	3,078
	Astec Industries Inc.	61,276	3,052
[1]	Frontline Ltd.	322,800	3,038
	Apogee Enterprises Inc.	67,131	3,026
*	Cimpress plc	47,465	2,990
*	CoreCivic Inc.	323,659	2,949
	Griffon Corp.	125,524	2,893
*	Huron Consulting Group Inc.	58,621	2,892
	Enerpac Tool Group Corp. Class A	163,219	2,816
	Marten Transport Ltd.	160,054	2,761
*	FARO Technologies Inc.	49,162	2,691
*	TrueBlue Inc.	94,472	2,570
*	Donnelley Financial Solutions Inc.	79,616	2,556
*	Ranpak Holdings Corp. Class A	101,765	2,463
*	Great Lakes Dredge & Dock Corp.	174,321	2,460
	DHT Holdings Inc.	382,961	2,409
*	American Woodmark Corp.	44,771	2,399
*	First Advantage Corp.	148,289	2,395
	Pitney Bowes Inc.	474,828	2,365
	Scorpio Tankers Inc.	131,772	2,292
	Gorman-Rupp Co.	61,077	2,276
	Wabash National Corp.	133,350	2,272
	International Seaways Inc.	124,222	2,272
	Heidrick & Struggles International Inc.	52,305	2,236
	Douglas Dynamics Inc.	60,630	2,228
*	BlueLinx Holdings Inc.	24,879	2,224
*	Sterling Construction Co. Inc.	75,112	2,218
*	Conduent Inc.	451,934	2,201
*	Cross Country Healthcare Inc.	97,170	2,170
*	Energy Recovery Inc.	112,420	2,136
*,1	Desktop Metal Inc. Class A	504,334	2,098
		Shares	Market Value• ($000)
*	Construction Partners Inc. Class A	78,274	2,095
	Quanex Building Products Corp.	90,542	2,070
	Kelly Services Inc. Class A	94,923	2,014
	Costamare Inc.	142,363	1,922
	Insteel Industries Inc.	50,328	1,868
*	SP Plus Corp.	62,585	1,868
	Chase Corp.	20,021	1,839
*	Forterra Inc.	77,893	1,835
	Heartland Express Inc.	127,139	1,826
*	Vivint Smart Home Inc.	245,888	1,768
*	Aspen Aerogels Inc.	59,534	1,762
	CRA International Inc.	19,511	1,733
	Genco Shipping & Trading Ltd.	86,709	1,672
	Myers Industries Inc.	97,685	1,624
*	Advantage Solutions Inc.	206,162	1,622
*	Napco Security Technologies Inc.	78,265	1,596
*	Forrester Research Inc.	30,591	1,589
*	Franklin Covey Co.	34,082	1,571
	Argan Inc.	40,189	1,563
*	Titan International Inc.	138,839	1,555
*	Manitowoc Co. Inc.	92,669	1,532
*	Thermon Group Holdings Inc.	89,036	1,524
*	I3 Verticals Inc. Class A	57,690	1,523
*	BrightView Holdings Inc.	110,598	1,494
*	Transcat Inc.	18,998	1,491
*	Paya Holdings Inc.	230,944	1,490
*	Ducommun Inc.	29,368	1,483
*	Titan Machinery Inc.	52,362	1,483
	Cass Information Systems Inc.	37,199	1,472
	Resources Connection Inc.	86,341	1,433
*	Vectrus Inc.	31,151	1,428
*	International Money Express Inc.	87,927	1,412
*,1	Hyliion Holdings Corp.	316,072	1,365
*	Modine Manufacturing Co.	134,775	1,361
	VSE Corp.	28,553	1,361
*	Daseke Inc.	108,040	1,356
*	CIRCOR International Inc.	49,662	1,338
*	DXP Enterprises Inc.	46,466	1,334
	Luxfer Holdings plc	74,183	1,292
	Ennis Inc.	68,728	1,291
	Eagle Bulk Shipping Inc.	24,272	1,280
*,1	Ideanomics Inc.	1,186,165	1,245
*	Cantaloupe Inc.	156,953	1,220
	Barrett Business Services Inc.	20,246	1,218
*	Yellow Corp.	134,928	1,216
	Dorian LPG Ltd.	83,976	1,157
	Pactiv Evergreen Inc.	115,982	1,116
[1]	Nordic American Tankers Ltd.	451,128	1,092
	Allied Motion Technologies Inc.	31,338	1,091
*	Tutor Perini Corp.	111,321	1,091
	National Presto Industries Inc.	13,632	1,084
*	BTRS Holdings Inc. Class A	176,818	1,079
*	Vishay Precision Group Inc.	33,830	1,063

19

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Babcock & Wilcox Enterprises Inc.	149,616	1,049
	Hyster-Yale Materials Handling Inc.	27,152	1,039
	REV Group Inc.	76,564	1,035
*,1	Workhorse Group Inc.	329,461	1,031
*	Astronics Corp.	67,872	998
*,1	PureCycle Technologies Inc.	143,168	996
*	Custom Truck One Source Inc.	126,275	993
*	IES Holdings Inc.	23,489	987
*,1	Danimer Scientific Inc.	243,668	970
*	Willdan Group Inc.	29,819	963
*	Sterling Check Corp.	44,886	945
*	Teekay Tankers Ltd. Class A	65,180	931
*	Blue Bird Corp.	43,234	921
	Greif Inc. Class B	16,024	912
	Miller Industries Inc.	29,406	911
*,1	View Inc.	374,707	907
	Kronos Worldwide Inc.	61,011	899
*	Infrastructure and Energy Alternatives Inc.	73,718	802
*	Hireright Holdings Corp.	60,961	797
*	CS Disco Inc.	20,968	792
*	Velodyne Lidar Inc.	206,708	763
	Park Aerospace Corp.	53,653	744
*	Radiant Logistics Inc.	107,560	742
	Caesarstone Ltd.	61,708	740
	Covenant Logistics Group Inc. Class A	32,598	734
*	Safe Bulkers Inc.	172,365	720
*	Atlanticus Holdings Corp.	13,323	710
*	Commercial Vehicle Group Inc.	87,841	702
	United States Lime & Minerals Inc.	5,729	673
*	AvidXchange Holdings Inc.	68,950	664
*	Teekay Corp.	190,384	642
*	PAM Transportation Services Inc.	9,425	636
*	ShotSpotter Inc.	23,141	594
*	Luna Innovations Inc.	83,779	572
*	Lawson Products Inc.	12,899	548
*	Concrete Pumping Holdings Inc.	70,937	528
	Powell Industries Inc.	24,993	528
*	Acacia Research Corp.	134,456	515
*	Byrna Technologies Inc.	50,763	508
*	CECO Environmental Corp.	85,429	460
*	Atlas Technical Consultants Inc.	39,427	453
	Preformed Line Products Co.	8,060	449
*	Rekor Systems Inc.	92,686	438
*	INNOVATE Corp.	129,962	433
	Universal Logistics Holdings Inc.	20,566	393
*	Aersale Corp.	24,880	390
*	Iteris Inc.	114,469	377
	Cadre Holdings Inc.	16,870	371
	Park-Ohio Holdings Corp.	23,296	370
*	Mistras Group Inc.	54,016	360
*,1	Remitly Global Inc.	32,523	356
		Shares	Market Value• ($000)
*	Eos Energy Enterprises Inc.	117,652	341
*	US Xpress Enterprises Inc. Class A	73,789	335
*	EVI Industries Inc.	15,455	319
*	Willis Lease Finance Corp.	7,923	277
	Hirequest Inc.	14,047	264
*	Mayville Engineering Co. Inc.	24,775	256
*	IBEX Holdings Ltd.	14,986	236
*	Target Hospitality Corp.	68,298	215
*	AgEagle Aerial Systems Inc.	183,318	214
*	Karat Packaging Inc.	12,594	205
*	StarTek Inc.	46,272	203
*,1	GreenBox POS	50,172	171
*	Priority Technology Holdings Inc.	28,710	151
*	Team Inc.	72,110	68
			1,113,458
Other (0.0%)[3]
*,2	Aduro Biotech Inc. CVR	17,431	11
*,2	Media General Inc. CVR	85,418	3
*,2	GTX Inc. CVR	846	1
*,2	Contra Flexion Therape CVR	111	—
			15
Real Estate (7.5%)
	EastGroup Properties Inc.	109,245	20,840
	STAG Industrial Inc.	476,749	18,574
	Terreno Realty Corp.	199,311	13,711
	Kite Realty Group Trust	586,606	12,864
*	Ryman Hospitality Properties Inc.	145,363	12,808
	National Storage Affiliates Trust	219,721	12,803
	Innovative Industrial Properties Inc.	64,106	12,081
	Agree Realty Corp.	186,205	11,945
	LXP Industrial Trust	755,241	11,676
	Outfront Media Inc.	393,388	10,503
	Healthcare Realty Trust Inc.	398,898	10,403
	Apple Hospitality REIT Inc.	579,511	10,252
	PotlatchDeltic Corp.	178,566	9,803
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	206,961	9,797
	Physicians Realty Trust	595,936	9,690
*	Digitalbridge Group Inc.	1,309,492	9,494
	Broadstone Net Lease Inc.	425,534	9,217
	Macerich Co.	578,226	8,847
	PS Business Parks Inc.	54,292	8,648
*	Equity Commonwealth	316,919	8,420
	Sabra Health Care REIT Inc.	616,211	8,276
	Essential Properties Realty Trust Inc.	326,986	8,266
*	Cushman & Wakefield plc	374,360	8,206
	Corporate Office Properties Trust	304,874	7,991
	Pebblebrook Hotel Trust	350,735	7,895
	SITE Centers Corp.	467,580	7,271

20

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Independence Realty Trust Inc.	283,829	7,172
	Newmark Group Inc. Class A	403,502	7,134
	Kennedy-Wilson Holdings Inc.	321,146	7,110
	Uniti Group Inc.	530,505	6,881
	National Health Investors Inc.	118,009	6,291
	RLJ Lodging Trust	446,742	6,250
*	Sunstone Hotel Investors Inc.	587,275	6,213
	Brandywine Realty Trust	457,818	6,103
*	Redfin Corp.	278,720	6,029
	Retail Opportunity Investments Corp.	321,729	5,843
	Piedmont Office Realty Trust Inc. Class A	335,254	5,713
*	Xenia Hotels & Resorts Inc.	307,691	5,705
	Urban Edge Properties	312,862	5,700
*	Realogy Holdings Corp.	311,451	5,662
	Paramount Group Inc.	504,141	5,641
	Four Corners Property Trust Inc.	208,674	5,505
*	DiamondRock Hospitality Co.	565,029	5,396
	Washington REIT	228,311	5,333
	NexPoint Residential Trust Inc.	60,170	5,113
	Acadia Realty Trust	234,728	5,033
	American Assets Trust Inc.	134,997	4,935
	Easterly Government Properties Inc. Class A	233,689	4,865
	St. Joe Co.	89,946	4,860
	Tanger Factory Outlet Centers Inc.	276,918	4,619
	CareTrust REIT Inc.	260,179	4,553
	eXp World Holdings Inc.	169,838	4,541
	Alexander & Baldwin Inc.	195,744	4,390
*	Veris Residential Inc.	237,557	4,015
	Global Net Lease Inc.	280,885	3,991
	Industrial Logistics Properties Trust	175,724	3,931
	Service Properties Trust	443,017	3,823
	Empire State Realty Trust Inc. Class A	386,209	3,653
	Centerspace	38,532	3,622
	LTC Properties Inc.	105,219	3,560
	Preferred Apartment Communities Inc. Class A	140,911	3,559
	Safehold Inc.	56,054	3,439
	Office Properties Income Trust	129,151	3,235
	Marcus & Millichap Inc.	63,998	3,183
	Getty Realty Corp.	110,287	3,038
	RPT Realty	225,311	2,918
*	Apartment Investment and Management Co. Class A	407,838	2,912
*	Summit Hotel Properties Inc.	279,180	2,761
	Community Healthcare Trust Inc.	64,429	2,687
	UMH Properties Inc.	114,999	2,652
	Gladstone Land Corp.	84,597	2,529
		Shares	Market Value• ($000)
	Global Medical REIT Inc.	160,938	2,527
	Armada Hoffler Properties Inc.	162,439	2,385
	NETSTREIT Corp.	107,310	2,376
	Necessity Retail REIT Inc.	335,250	2,360
	Plymouth Industrial REIT Inc.	84,463	2,203
	Gladstone Commercial Corp.	99,564	2,110
*	Radius Global Infrastructure Inc. Class A (XNMS)	159,352	2,049
	City Office REIT Inc.	115,321	1,986
	Universal Health Realty Income Trust	34,654	1,979
	GEO Group Inc.	317,904	1,895
	Diversified Healthcare Trust	637,936	1,837
*	Chatham Lodging Trust	128,941	1,773
	Ares Commercial Real Estate Corp.	118,206	1,732
*	CorePoint Lodging Inc.	106,173	1,696
	Phillips Edison & Co. Inc.	50,920	1,646
	Franklin Street Properties Corp.	273,974	1,584
	Urstadt Biddle Properties Inc. Class A	81,136	1,528
	RE/MAX Holdings Inc. Class A	49,850	1,478
	Alexander's Inc.	5,812	1,473
	Saul Centers Inc.	32,006	1,473
*	Douglas Elliman Inc.	193,840	1,462
	Whitestone REIT	123,111	1,450
	One Liberty Properties Inc.	43,834	1,274
	RMR Group Inc. Class A	41,259	1,202
	Indus Realty Trust Inc.	15,603	1,188
*	FRP Holdings Inc.	18,191	1,054
*	Seritage Growth Properties Class A	99,425	1,013
	CatchMark Timber Trust Inc. Class A	131,696	1,009
	CTO Realty Growth Inc.	15,865	995
*	Tejon Ranch Co.	56,154	953
*	Braemar Hotels & Resorts Inc.	153,928	917
	Farmland Partners Inc.	76,740	896
*	Forestar Group Inc.	45,767	838
*	Hersha Hospitality Trust Class A	86,793	801
	BRT Apartments Corp.	30,642	674
	Postal Realty Trust Inc. Class A	33,191	579
*	Ashford Hospitality Trust Inc.	45,775	394
	Clipper Realty Inc.	33,123	315
*	Fathom Holdings Inc.	16,346	210
	Retail Value Inc.	46,862	145
*	Rafael Holdings Inc. Class B	26,651	84
	Bridge Investment Group Holdings Inc. Class A	2,899	61
			547,983
Technology (12.1%)
*	Synaptics Inc.	105,916	24,194
*	Lattice Semiconductor Corp.	366,741	22,965
*	II-VI Inc.	286,283	19,885

21

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	KBR Inc.	381,997	18,962
*	Silicon Laboratories Inc.	107,747	16,562
*	Rapid7 Inc.	151,891	15,715
	Power Integrations Inc.	163,185	14,687
	CMC Materials Inc.	76,652	14,214
*	Rogers Corp.	50,546	13,799
*	Tenable Holdings Inc.	249,190	13,795
*	Ambarella Inc.	95,383	13,326
*	Mimecast Ltd.	164,618	13,092
*	Novanta Inc.	95,252	13,014
*	SPS Commerce Inc.	97,541	12,666
*	Varonis Systems Inc. Class B	289,524	12,623
*	Cargurus Inc.	257,640	12,483
*	Workiva Inc. Class A	115,758	12,189
*	Semtech Corp.	174,796	12,127
*	Digital Turbine Inc.	245,068	11,881
*	Ziff Davis Inc.	117,481	11,819
*	MaxLinear Inc.	191,511	11,749
*	Qualys Inc.	92,040	11,534
*	Onto Innovation Inc.	131,423	11,330
*	Blackline Inc.	146,572	11,038
*	Envestnet Inc.	146,860	10,988
*	Diodes Inc.	117,845	10,558
*	Asana Inc. Class A	192,504	10,547
*	Sailpoint Technologies Holdings Inc.	247,356	10,233
*,1	MicroStrategy Inc. Class A	22,877	10,135
*	Fabrinet	99,945	10,007
*	Insight Enterprises Inc.	93,217	9,695
*	Box Inc. Class A	376,781	9,649
*	Q2 Holdings Inc.	147,865	9,619
*	Perficient Inc.	87,913	8,958
*	Verint Systems Inc.	174,266	8,753
	Advanced Energy Industries Inc.	101,879	8,746
*	SiTime Corp.	43,051	8,702
	Kulicke & Soffa Industries Inc.	165,502	8,646
*	FormFactor Inc.	209,813	8,495
*	Alarm.com Holdings Inc.	127,679	8,405
*	Altair Engineering Inc. Class A	124,823	8,291
*	DigitalOcean Holdings Inc.	137,219	8,140
*	Blackbaud Inc.	129,225	8,075
*	Upwork Inc.	319,055	8,066
*	Sprout Social Inc. Class A	122,025	7,945
*	Rambus Inc.	293,249	7,918
*	MACOM Technology Solutions Holdings Inc. Class H	131,650	7,912
*	CommVault Systems Inc.	123,759	7,786
*	LiveRamp Holdings Inc.	178,290	7,695
*	PagerDuty Inc.	221,534	7,492
	Vishay Intertechnology Inc.	359,785	6,904
*	Bottomline Technologies DE Inc.	121,120	6,860
*	Sanmina Corp.	171,398	6,818
*	Yelp Inc. Class A	193,112	6,545
*	Appian Corp. Class A	106,086	6,467
*	Allscripts Healthcare Solutions Inc.	327,972	6,382
	Amkor Technology Inc.	275,378	6,243
*	Axcelis Technologies Inc.	89,793	6,215
*	Plexus Corp.	75,645	6,163
		Shares	Market Value• ($000)
*	3D Systems Corp.	335,738	5,983
*	NetScout Systems Inc.	189,316	5,893
*	Appfolio Inc. Class A	51,386	5,814
	Shutterstock Inc.	63,341	5,734
*	TechTarget Inc.	70,635	5,536
*	Momentive Global Inc.	350,068	5,503
*	Ultra Clean Holdings Inc.	119,796	5,488
	CSG Systems International Inc.	87,869	5,423
	Progress Software Corp.	118,628	5,229
*	Magnite Inc.	351,438	5,124
*	Covetrus Inc.	279,896	4,960
	Xperi Holding Corp.	284,007	4,919
*	E2open Parent Holdings Inc.	537,938	4,831
	Methode Electronics Inc.	103,247	4,712
*	Super Micro Computer Inc.	117,930	4,633
*	Zuora Inc. Class A	301,441	4,576
*	Schrodinger Inc.	122,510	4,258
*	Cohu Inc.	129,630	4,042
*	Veeco Instruments Inc.	134,615	3,846
*	Unisys Corp.	177,196	3,787
*	Cerence Inc.	102,141	3,688
*	LivePerson Inc.	177,711	3,604
*	JFrog Ltd.	143,019	3,543
*	TTM Technologies Inc.	281,120	3,534
*	Impinj Inc.	50,992	3,506
*	Ping Identity Holding Corp.	163,880	3,448
*	PROS Holdings Inc.	107,880	3,428
*	BigCommerce Holdings Inc. Series 1	130,916	3,391
*	ePlus Inc.	71,892	3,372
*	Domo Inc. Class B	75,651	3,366
	CTS Corp.	85,941	3,261
*	Eventbrite Inc. Class A	206,385	3,118
*	Alpha & Omega Semiconductor Ltd.	57,722	3,104
*	Avaya Holdings Corp.	223,295	3,075
*	Avid Technology Inc.	97,664	3,072
*	Photronics Inc.	160,699	2,960
*	PAR Technology Corp.	68,427	2,870
*	Sumo Logic Inc.	237,451	2,859
*	Ichor Holdings Ltd.	75,871	2,673
*	SMART Global Holdings Inc.	94,777	2,602
	Benchmark Electronics Inc.	95,049	2,485
*	CEVA Inc.	60,790	2,478
*	Parsons Corp.	71,185	2,467
*	Consensus Cloud Solutions Inc.	43,391	2,415
*	Agilysys Inc.	57,302	2,408
*	Model N Inc.	95,599	2,351
	A10 Networks Inc.	161,612	2,301
*	Yext Inc.	303,935	2,255
	Sapiens International Corp. NV	83,394	2,251
*	PDF Solutions Inc.	81,185	2,221
*	ScanSource Inc.	68,046	2,149
*	NeoPhotonics Corp.	138,573	2,122
	Ebix Inc.	71,768	2,118
*	nLight Inc.	118,082	1,925
*	Bandwidth Inc. Class A	62,470	1,908
	American Software Inc. Class A	85,077	1,869
*,1	MicroVision Inc.	442,459	1,774

22

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Tucows Inc. Class A	26,251	1,764
*	Mitek Systems Inc.	116,326	1,729
*	Diebold Nixdorf Inc.	194,225	1,690
*	Porch Group Inc.	208,254	1,687
*	Rackspace Technology Inc.	147,825	1,645
	Simulations Plus Inc.	41,053	1,617
*	Grid Dynamics Holdings Inc.	122,788	1,492
*	Upland Software Inc.	78,080	1,473
	PC Connection Inc.	29,785	1,453
*	Ouster Inc.	424,097	1,433
*	ChannelAdvisor Corp.	79,724	1,431
*	Groupon Inc. Class A	63,543	1,380
	Hackett Group Inc.	66,353	1,375
*	Limelight Networks Inc.	337,459	1,319
*	OneSpan Inc.	95,160	1,311
*	Veritone Inc.	76,600	1,290
*	Telos Corp.	107,616	1,229
*	Identiv Inc.	58,001	1,216
*	Alkami Technology Inc.	77,148	1,216
*	Aeva Technologies Inc.	283,988	1,193
*	ON24 Inc.	72,599	1,133
*	Kimball Electronics Inc.	64,947	1,120
*,1	Xometry Inc. Class A	21,643	1,059
*,1	Digimarc Corp.	34,443	1,038
*,1	Cleanspark Inc.	93,271	989
*	Enfusion Inc. Class A	58,979	978
*	EngageSmart Inc.	43,648	960
*,1	Atomera Inc.	55,383	889
*	TrueCar Inc.	257,694	861
*	Brightcove Inc.	110,480	826
*	Mediaalpha Inc. Class A	56,959	818
*	AXT Inc.	109,557	816
*	EverQuote Inc. Class A	53,203	792
	NVE Corp.	12,909	738
*	GAN Ltd.	109,877	733
*	Benefitfocus Inc.	68,331	689
*	MeridianLink Inc.	34,414	674
*	eGain Corp.	56,269	663
*	Intapp Inc.	28,036	647
*	CoreCard Corp.	19,711	635
*	Kopin Corp.	212,536	561
*	Couchbase Inc.	26,391	556
*	Rimini Street Inc.	120,242	545
*	EverCommerce Inc.	44,611	534
*	Smith Micro Software Inc.	125,792	523
*	comScore Inc.	187,646	492
*	Daktronics Inc.	100,587	464
*	SecureWorks Corp. Class A	26,867	413
*	Quantum Corp.	157,072	408
*	GTY Technologies Holdings Inc.	88,210	392
*	EMCORE Corp.	100,204	389
*	VirnetX Holding Corp.	173,884	316
*	Viant Technology Inc. Class A	32,371	266
*	SkyWater Technology Inc.	21,540	249
*	Stronghold Digital Mining Inc. Class A	19,564	247
*	Arteris Inc.	13,370	200
*,1	1stdibs.com Inc.	17,958	197
*	Informatica Inc. Class A	7,542	152
*	Weave Communications Inc.	12,378	124
*	Freshworks Inc. Class A	2,940	54
		Shares	Market Value• ($000)
*	Expensify Inc. Class A	2,544	52
*	Amplitude Inc. Class A	1,237	27
*	NerdWallet Inc. Class A	2,265	26
*	Thoughtworks Holding Inc.	994	23
*,1	Society Pass Inc.	8,562	22
*	UserTesting Inc.	2,575	21
*	Backblaze Inc. Class A	1,581	18
*	ForgeRock Inc. Class A	996	15
*	Gitlab Inc. Class A	258	15
*	Braze Inc. Class A	258	11
			891,277
Telecommunications (1.7%)
*	Vonage Holdings Corp.	653,124	13,272
*	Iridium Communications Inc.	319,255	12,639
*	Viavi Solutions Inc.	647,583	10,620
*	Calix Inc.	148,941	8,093
	Cogent Communications Holdings Inc.	115,275	7,308
	InterDigital Inc.	83,664	5,390
	Telephone and Data Systems Inc.	272,500	4,728
*	Infinera Corp.	493,855	4,558
*	Liberty Latin America Ltd. Class C	423,803	4,276
*	8x8 Inc.	304,359	3,945
*	Extreme Networks Inc.	343,212	3,944
*	Plantronics Inc.	114,074	3,213
*,1	fuboTV Inc.	365,865	3,128
	Shenandoah Telecommunications Co.	130,507	2,917
	ADTRAN Inc.	130,599	2,689
*	EchoStar Corp. Class A	100,944	2,457
*	WideOpenWest Inc.	141,709	2,408
*	Gogo Inc.	159,569	2,272
*	Harmonic Inc.	243,663	2,269
*	NETGEAR Inc.	78,278	2,083
*	Clearfield Inc.	30,827	1,976
*	IDT Corp. Class B	53,842	1,942
*	Globalstar Inc.	1,638,410	1,933
*	Digi International Inc.	90,608	1,819
*	Anterix Inc.	31,365	1,671
	Comtech Telecommunications Corp.	69,581	1,432
*	Consolidated Communications Holdings Inc.	196,718	1,401
*	United States Cellular Corp.	40,940	1,126
*,1	Inseego Corp.	228,510	1,076
*	Liberty Latin America Ltd. Class A	103,393	1,039
	ATN International Inc.	30,257	1,008
*	Ooma Inc.	59,837	1,001
*	Aviat Networks Inc.	29,383	832
*	Akoustis Technologies Inc.	130,977	825
*	Cambium Networks Corp.	29,315	815
*	Telesat Corp.	35,028	726
*	CalAmp Corp.	95,760	676
*	DZS Inc.	46,227	670
*	Ribbon Communications Inc.	188,716	574
*	KVH Industries Inc.	41,768	360
*	Casa Systems Inc.	86,005	358

23

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Hemisphere Media Group Inc. Class A	43,500	233
*	Kaltura Inc.	47,024	105
*	IHS Holding Ltd.	4,630	52
			125,859
Utilities (3.2%)
*	Evoqua Water Technologies Corp.	312,783	13,343
	Portland General Electric Co.	243,224	12,348
	Black Hills Corp.	172,935	12,104
	ONE Gas Inc.	142,524	11,842
[1]	Brookfield Infrastructure Corp. Class A (XTSE)	166,891	11,756
	Southwest Gas Holdings Inc.	163,106	11,571
	New Jersey Resources Corp.	261,085	11,389
	PNM Resources Inc.	231,329	10,449
*	Casella Waste Systems Inc. Class A	133,016	10,029
	South Jersey Industries Inc.	277,954	9,431
	Spire Inc.	137,019	9,195
	ALLETE Inc.	141,686	8,918
[1]	Ormat Technologies Inc. (XNYS)	122,289	8,725
	NorthWestern Corp.	142,828	8,638
	Avista Corp.	191,114	8,529
	American States Water Co.	99,857	8,404
	California Water Service Group	141,913	8,079
	Clearway Energy Inc. Class C	221,943	7,413
	MGE Energy Inc.	98,261	7,077
	Chesapeake Utilities Corp.	46,558	6,190
	SJW Group	74,829	4,880
*	Sunnova Energy International Inc.	231,935	4,673
	Middlesex Water Co.	46,690	4,669
	Northwest Natural Holding Co.	82,483	4,290
*	US Ecology Inc.	85,226	4,043
	Clearway Energy Inc. Class A	94,125	2,879
*	Harsco Corp.	211,632	2,521
	Unitil Corp.	42,139	2,128
	York Water Co.	35,145	1,577
*	Heritage-Crystal Clean Inc.	42,248	1,185
	Artesian Resources Corp. Class A	22,087	1,027
	Aris Water Solution Inc. Class A	52,867	772
		Shares	Market Value• ($000)
*	Pure Cycle Corp.	51,651	612
	Global Water Resources Inc.	33,876	517
	Via Renewables Inc. Class A	32,649	364
*	Sharps Compliance Corp.	49,053	302
*	Cadiz Inc.	57,366	149
			232,018
Total Common Stocks (Cost $7,779,473)			7,286,926
		Face Amount ($000)
Corporate Bonds (0.0%)
[4]	GAMCO Investors Inc., 5.000% coupon rate effective 6/15/22 4.000%, 6/15/23 (Cost $22)	22	22
		Shares
Temporary Cash Investments (2.3%)
Money Market Fund (2.3%)
[5,6]	Vanguard Market Liquidity Fund, 0.138% (Cost $163,471)	1,634,990	163,483
Total Investments (101.7%) (Cost $7,942,966)			7,450,431
Other Assets and Liabilities—Net (-1.7%)			(121,506)
Net Assets (100%)			7,328,925
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $127,309,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Step bond.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $135,417,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

24

Russell 2000 Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2022	405	41,401	(2,247)

See accompanying Notes, which are an integral part of the Financial Statements.
25

Russell 2000 Index Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $7,779,495)	7,286,948
Affiliated Issuers (Cost $163,471)	163,483
Total Investments in Securities	7,450,431
Investment in Vanguard	233
Cash	1,997
Cash Collateral Pledged—Futures Contracts	2,233
Receivables for Investment Securities Sold	5,385
Receivables for Accrued Income	4,030
Receivables for Capital Shares Issued	217
Variation Margin Receivable—Futures Contracts	111
Total Assets	7,464,637
Liabilities
Payables for Investment Securities Purchased	3
Collateral for Securities on Loan	135,417
Payables for Capital Shares Redeemed	40
Payables to Vanguard	252
Total Liabilities	135,712
Net Assets	7,328,925
At February 28, 2022, net assets consisted of:

Paid-in Capital	7,803,963
Total Distributable Earnings (Loss)	(475,038)
Net Assets	7,328,925

ETF Shares—Net Assets
Applicable to 82,750,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,783,425
Net Asset Value Per Share—ETF Shares	$81.97

Institutional Shares—Net Assets
Applicable to 1,739,138 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	545,500
Net Asset Value Per Share—Institutional Shares	$313.66

See accompanying Notes, which are an integral part of the Financial Statements.
26

Russell 2000 Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends[1]	37,906
Interest[2]	14
Securities Lending—Net	1,503
Total Income	39,423
Expenses
The Vanguard Group—Note B
Investment Advisory Services	384
Management and Administrative—ETF Shares	1,977
Management and Administrative—Institutional Shares	131
Marketing and Distribution—ETF Shares	124
Marketing and Distribution—Institutional Shares	14
Custodian Fees	680
Shareholders’ Reports—ETF Shares	224
Shareholders’ Reports—Institutional Shares	4
Trustees’ Fees and Expenses	2
Other Expenses	8
Total Expenses	3,548
Net Investment Income	35,875
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	361,078
Futures Contracts	(2,679)
Realized Net Gain (Loss)	358,399
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(1,136,968)
Futures Contracts	(2,456)
Change in Unrealized Appreciation (Depreciation)	(1,139,424)
Net Increase (Decrease) in Net Assets Resulting from Operations	(745,150)
1	Dividends are net of foreign withholding taxes of $46,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13,000, ($20,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $360,892,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
27

Russell 2000 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	35,875	48,702
Realized Net Gain (Loss)	358,399	727,841
Change in Unrealized Appreciation (Depreciation)	(1,139,424)	639,157
Net Increase (Decrease) in Net Assets Resulting from Operations	(745,150)	1,415,700
Distributions
ETF Shares	(52,794)	(36,436)
Institutional Shares	(5,005)	(7,027)
Total Distributions	(57,799)	(43,463)
Capital Share Transactions
ETF Shares	1,295,050	3,304,505
Institutional Shares	(5,505)	(267,012)
Net Increase (Decrease) from Capital Share Transactions	1,289,545	3,037,493
Total Increase (Decrease)	486,596	4,409,730
Net Assets
Beginning of Period	6,842,329	2,432,599
End of Period	7,328,925	6,842,329

See accompanying Notes, which are an integral part of the Financial Statements.
28

Russell 2000 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021[1]	2020[1]	2019[1]	2018[1]	2017[1]
Net Asset Value, Beginning of Period	$91.28	$62.69	$59.88	$69.56	$56.11	$49.49
Investment Operations
Net Investment Income[2]	.433	.865	.810	.797	.777	.722
Net Realized and Unrealized Gain (Loss) on Investments	(9.048)	28.550	2.815	(9.704)	13.423	6.632
Total from Investment Operations	(8.615)	29.415	3.625	(8.907)	14.200	7.354
Distributions
Dividends from Net Investment Income	(.695)	(.825)	(.815)	(.773)	(.750)	(.734)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.695)	(.825)	(.815)	(.773)	(.750)	(.734)
Net Asset Value, End of Period	$81.97	$91.28	$62.69	$59.88	$69.56	$56.11
Total Return	-9.48%	47.15%	6.12%	-12.83%	25.49%	14.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,783	$6,223	$1,802	$1,464	$1,715	$1,083
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.01%	1.02%	1.37%	1.30%	1.23%	1.34%
Portfolio Turnover Rate[3]	6%	23%	19%	16%	19%	23%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective at the beginning of trading on April 20, 2021.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
29

Russell 2000 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$349.26	$239.84	$229.03	$266.12	$214.65	$189.31
Investment Operations
Net Investment Income[1]	1.756	3.360	3.208	3.078	3.129	2.956
Net Realized and Unrealized Gain (Loss) on Investments	(34.669)	109.242	10.710	(37.106)	51.369	25.315
Total from Investment Operations	(32.913)	112.602	13.918	(34.028)	54.498	28.271
Distributions
Dividends from Net Investment Income	(2.687)	(3.182)	(3.108)	(3.062)	(3.028)	(2.931)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.687)	(3.182)	(3.108)	(3.062)	(3.028)	(2.931)
Net Asset Value, End of Period	$313.66	$349.26	$239.84	$229.03	$266.12	$214.65
Total Return	-9.48%	47.19%	6.15%	-12.83%	25.58%	15.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$546	$619	$630	$859	$982	$576
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.07%	1.08%	1.41%	1.32%	1.30%	1.41%
Portfolio Turnover Rate[2]	6%	23%	19%	16%	19%	23%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
30

Russell 2000 Index Fund
Notes to Financial Statements
Vanguard Russell 2000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
31

Russell 2000 Index Fund
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds
32

Russell 2000 Index Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $233,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
33

Russell 2000 Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,286,855	—	71	7,286,926
Corporate Bonds	—	22	—	22
Temporary Cash Investments	163,483	—	—	163,483
Total	7,450,338	22	71	7,450,431
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	2,247	—	—	2,247
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,963,350
Gross Unrealized Appreciation	661,653
Gross Unrealized Depreciation	(1,176,819)
Net Unrealized Appreciation (Depreciation)	(515,166)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $327,387,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $2,782,757,000 of investment securities and sold $1,549,460,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,378,393,000 and $1,086,554,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six
34

Russell 2000 Index Fund
months ended February 28, 2022, such purchases were $40,862,000 and sales were $61,781,000, resulting in net realized loss of $13,063,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares[1]
Issued	2,384,380	27,325	5,016,365	59,050
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,089,330)	(12,750)	(1,711,860)	(19,625)
Net Increase (Decrease)—ETF Shares	1,295,050	14,575	3,304,505	39,425
Institutional Shares
Issued	101,314	292	87,649	270
Issued in Lieu of Cash Distributions	4,752	14	6,712	23
Redeemed	(111,571)	(340)	(361,373)	(1,148)
Net Increase (Decrease)—Institutional Shares	(5,505)	(34)	(267,012)	(855)
1	2021 shares adjusted to reflect a 2-for-1 share split effective at the beginning of trading on April 20, 2021.
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
35

Russell 2000 Value Index Fund
Fund Allocation
As of February 28, 2022
Basic Materials	4.3%
Consumer Discretionary	12.5
Consumer Staples	2.7
Energy	8.4
Financials	26.7
Health Care	8.9
Industrials	14.3
Real Estate	11.5
Technology	4.4
Telecommunications	1.2
Utilities	5.1
Other	0.0
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
36

Russell 2000 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (4.3%)
*	RBC Bearings Inc.	20,479	3,970
	Commercial Metals Co.	102,528	3,952
	Avient Corp.	69,667	3,650
*	Arconic Corp.	90,919	2,791
	Boise Cascade Co.	26,305	2,103
*	Constellium SE Class A	105,797	2,056
	Tronox Holdings plc Class A	97,458	1,978
	Minerals Technologies Inc.	28,229	1,976
	Hecla Mining Co.	319,468	1,840
	Stepan Co.	16,646	1,725
	Mueller Industries Inc.	29,310	1,672
	Worthington Industries Inc.	28,196	1,608
	Carpenter Technology Corp.	40,567	1,557
	Sensient Technologies Corp.	17,425	1,431
	Innospec Inc.	14,415	1,377
*	GCP Applied Technologies Inc.	41,944	1,325
*	Kraton Corp.	26,830	1,238
	Kaiser Aluminum Corp.	11,823	1,141
	Schnitzer Steel Industries Inc. Class A	20,356	990
*	Century Aluminum Co.	41,571	982
	AdvanSix Inc.	23,422	938
*	US Silica Holdings Inc.	62,929	910
	Materion Corp.	10,651	890
	Schweitzer-Mauduit International Inc.	26,833	838
*	TimkenSteel Corp.	38,875	701
*	Amyris Inc.	132,639	605
	Verso Corp. Class A	22,528	597
	Neenah Inc.	14,535	566
	Glatfelter Corp.	36,954	508
*	Koppers Holdings Inc.	17,532	502
*	Intrepid Potash Inc.	8,382	477
	Ecovyst Inc.	43,307	473
	UFP Industries Inc.	4,892	419
*	Clearwater Paper Corp.	13,912	401
	Haynes International Inc.	10,531	385
*	Alto Ingredients Inc.	60,323	352
*	Rayonier Advanced Materials Inc.	52,165	306
*	Coeur Mining Inc.	68,796	296
	American Vanguard Corp.	18,849	284
	Hawkins Inc.	5,409	245
*	Northwest Pipe Co.	8,169	233
*	Unifi Inc.	12,153	228
	Olympic Steel Inc.	7,934	212
		Shares	Market Value• ($000)
*	Zymergen Inc.	54,189	207
	GrafTech International Ltd.	19,422	196
	FutureFuel Corp.	21,671	159
*	Energy Fuels Inc.	18,231	149
	Ryerson Holding Corp.	5,132	134
*	NN Inc.	35,818	93
	Valhi Inc.	2,020	51
	Tredegar Corp.	4,135	48
*	Polymet Mining Corp.	16,031	44
*	Ur-Energy Inc.	16,930	25
*	Gatos Silver Inc.	6,789	23
			51,857
Consumer Discretionary (12.5%)
*,1	AMC Entertainment Holdings Inc. Class A	440,166	8,302
	Macy's Inc.	268,066	6,948
*	Avis Budget Group Inc.	35,256	6,467
	TEGNA Inc.	188,770	4,327
*	Goodyear Tire & Rubber Co.	236,397	3,662
*	Adient plc	70,560	3,158
*	Meritage Homes Corp.	29,567	2,915
	Group 1 Automotive Inc.	14,955	2,721
*	Taylor Morrison Home Corp. Class A	90,110	2,658
	MillerKnoll Inc.	63,511	2,469
*	Callaway Golf Co.	98,515	2,437
*	Academy Sports & Outdoors Inc.	66,164	2,142
	KB Home	55,335	2,136
*	Spirit Airlines Inc.	84,791	2,127
	Graham Holdings Co. Class B	3,277	1,970
*	Tri Pointe Homes Inc.	87,530	1,958
	Rush Enterprises Inc. Class A	37,177	1,931
*	KAR Auction Services Inc.	103,123	1,904
*	BJ's Wholesale Club Holdings Inc.	29,547	1,858
	John Wiley & Sons Inc. Class A	36,737	1,848
*	Vista Outdoor Inc.	48,930	1,784
*	Madison Square Garden Entertainment Corp.	22,429	1,758
*	Abercrombie & Fitch Co. Class A	45,681	1,740
*	ODP Corp.	39,289	1,729
	Gray Television Inc.	72,860	1,707
*	Knowles Corp.	75,803	1,651
	MDC Holdings Inc.	35,976	1,595
*	PROG Holdings Inc.	46,742	1,432
	Jack in the Box Inc.	16,105	1,389
37

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Lions Gate Entertainment Corp. Class B	97,226	1,385
*	SeaWorld Entertainment Inc.	19,689	1,366
	HNI Corp.	33,270	1,354
	PriceSmart Inc.	18,486	1,344
*,1	Bed Bath & Beyond Inc.	77,041	1,301
*	Coursera Inc.	62,353	1,268
	Dillard's Inc. Class A	4,998	1,253
	Strategic Education Inc.	20,849	1,231
*	M/I Homes Inc.	24,671	1,216
*	SkyWest Inc.	42,634	1,198
*	Stride Inc.	33,515	1,125
*	iHeartMedia Inc. Class A	52,370	1,123
	Oxford Industries Inc.	12,639	1,117
	La-Z-Boy Inc.	37,536	1,095
*	EW Scripps Co. Class A	48,546	1,081
	Dana Inc.	57,662	1,074
*	Clear Channel Outdoor Holdings Inc.	283,967	1,062
*	G-III Apparel Group Ltd.	37,700	1,046
	Sinclair Broadcast Group Inc. Class A	33,212	996
	Sonic Automotive Inc. Class A	18,316	984
*	Clean Energy Fuels Corp.	133,263	969
	Big Lots Inc.	27,741	964
	Scholastic Corp.	22,532	948
*	Central Garden & Pet Co. Class A	21,216	934
	Laureate Education Inc. Class A	85,478	927
	Steelcase Inc. Class A	73,587	896
	Acushnet Holdings Corp.	20,330	890
	Matthews International Corp. Class A	26,747	887
*	Adtalem Global Education Inc.	41,901	871
	Franchise Group Inc.	20,661	871
*	Dave & Buster's Entertainment Inc.	19,683	853
*	Cars.com Inc.	51,110	827
*	Hawaiian Holdings Inc.	42,963	824
*	Genesco Inc.	12,831	823
*	Zumiez Inc.	18,297	814
*	Imax Corp.	39,270	812
*	Lions Gate Entertainment Corp. Class A	52,645	809
	Standard Motor Products Inc.	17,966	785
*	Tupperware Brands Corp.	41,572	758
	Signet Jewelers Ltd.	9,865	695
	Guess? Inc.	29,561	647
*	Perdoceo Education Corp.	60,722	636
*	Cavco Industries Inc.	2,321	633
*	Sleep Number Corp.	9,616	632
*	Gannett Co. Inc.	118,660	589
*	PowerSchool Holdings Inc. Class A	37,029	583
	Century Communities Inc.	8,972	572
	Aaron's Co. Inc.	26,385	554
*	Fossil Group Inc.	40,285	545
	A-Mark Precious Metals Inc.	7,567	543
*	Revolve Group Inc.	11,227	532
	Movado Group Inc.	13,193	520
	Carriage Services Inc. Class A	10,515	517
	Monro Inc.	10,760	502
*	AMC Networks Inc. Class A	12,042	499
	Interface Inc. Class A	38,172	498
		Shares	Market Value• ($000)
	Ethan Allen Interiors Inc.	19,009	495
*	Boston Omaha Corp. Class A	17,191	481
*	Urban Outfitters Inc.	17,132	471
*	TravelCenters of America Inc.	10,534	445
*	American Axle & Manufacturing Holdings Inc.	47,824	443
	Winmark Corp.	1,948	441
*	Green Brick Partners Inc.	18,563	430
*	Hovnanian Enterprises Inc. Class A	4,379	421
*	Beazer Homes USA Inc.	24,706	404
*	MarineMax Inc.	8,597	393
*	LL Flooring Holdings Inc.	24,064	386
*	Chico's FAS Inc.	79,701	375
*	Stagwell Inc.	47,701	362
*	Universal Electronics Inc.	10,759	358
*	Marcus Corp.	19,223	349
*	Bluegreen Vacations Holding Class A	12,077	342
	Entravision Communications Corp. Class A	51,884	332
*	Daily Journal Corp.	1,019	330
	Del Taco Restaurants Inc.	25,196	314
*	WW International Inc.	30,857	314
*	American Public Education Inc.	15,683	313
*	Audacy Inc. Class A	99,613	309
*	Stoneridge Inc.	18,649	308
	Kimball International Inc. Class B	33,071	307
*,1	Lordstown Motors Corp. Class A	117,999	303
	Cato Corp. Class A	16,718	294
*	Chuy's Holdings Inc.	8,954	292
[1]	Big 5 Sporting Goods Corp.	17,584	291
*	Central Garden & Pet Co.	6,020	285
*,1	Canoo Inc.	48,908	281
*	Conn's Inc.	15,071	276
*	Cinemark Holdings Inc.	15,680	275
*	Motorcar Parts of America Inc.	16,035	259
	Tilly's Inc. Class A	19,004	241
*	Container Store Group Inc.	26,828	237
*	OneSpaWorld Holdings Ltd.	22,746	235
	Haverty Furniture Cos. Inc.	7,931	225
*	Life Time Group Holdings Inc.	14,254	222
*	El Pollo Loco Holdings Inc.	16,055	213
*,1	Genius Brands International Inc.	238,446	212
	Rocky Brands Inc.	5,479	211
*	Barnes & Noble Education Inc.	37,950	208
*	Lands' End Inc.	12,140	206
	Rush Enterprises Inc. Class B	4,137	203
*	Denny's Corp.	12,526	198
	Hooker Furnishings Corp.	9,230	194
*	Instructure Holdings Inc.	8,567	192
*	American Outdoor Brands Inc.	11,804	184
*	Cooper-Standard Holdings Inc.	14,210	181
*	Legacy Housing Corp.	7,091	181
*	Vera Bradley Inc.	22,187	168
*	Alta Equipment Group Inc.	12,959	163
*	Monarch Casino & Resort Inc.	2,081	162
	Superior Group of Cos. Inc.	7,736	159

38

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Integral Ad Science Holding Corp.	8,061	151
*	Fiesta Restaurant Group Inc.	14,878	150
*,1	Portillo's Inc. Class A	5,974	150
*	European Wax Center Inc. Class A	5,954	148
*	Fisker Inc.	11,627	142
	Lifetime Brands Inc.	10,651	140
*	VOXX International Corp. Class A	13,045	140
	Johnson Outdoors Inc. Class A	1,658	137
	National CineMedia Inc.	46,066	137
	Bassett Furniture Industries Inc.	7,805	137
*	Houghton Mifflin Harcourt Co.	6,500	136
*	iRobot Corp.	2,163	134
*	Mesa Air Group Inc.	29,099	127
*	CarLotz Inc.	62,722	127
*	Traeger Inc.	12,785	126
*	Udemy Inc.	9,562	126
*	Lazydays Holdings Inc.	6,736	123
	Flexsteel Industries Inc.	5,573	120
[1]	Weber Inc. Class A	10,403	119
*	F45 Training Holdings Inc.	7,425	114
*	Snap One Holdings Corp.	5,729	113
	Rent-A-Center Inc.	3,644	104
*	2U Inc.	9,459	99
	Hibbett Inc.	2,179	98
*	Tenneco Inc. Class A	5,032	97
*	Biglari Holdings Inc. Class B	692	95
*	Nautilus Inc.	18,710	91
[1]	Krispy Kreme Inc.	5,675	85
	Escalade Inc.	6,330	84
*,1	Shift Technologies Inc.	41,678	84
	Global Industrial Co.	2,431	77
*	America's Car-Mart Inc.	794	76
	Carrols Restaurant Group Inc.	27,977	74
	Sturm Ruger & Co. Inc.	1,022	74
*	Xponential Fitness Inc. Class A	3,528	74
*	Emerald Holding Inc.	20,227	72
*	Stonemor Inc.	26,974	70
*	Torrid Holdings Inc.	8,039	70
	Buckle Inc.	1,915	69
*	CuriosityStream Inc.	17,955	66
*	Revlon Inc. Class A	6,174	60
*	Landsea Homes Corp.	8,972	59
	Hamilton Beach Brands Holding Co. Class A	3,796	57
	Shoe Carnival Inc.	1,962	57
*	Turtle Beach Corp.	2,295	55
	NL Industries Inc.	8,084	52
*	Fluent Inc.	36,259	51
*	Hall of Fame Resort & Entertainment Co.	47,335	50
*,1	XL Fleet Corp.	25,080	49
*	Drive Shack Inc.	35,779	48
*	Outbrain Inc.	3,526	46
*	BJ's Restaurants Inc.	1,393	45
*	Chicken Soup For The Soul Entertainment Inc.	4,657	45
*	Romeo Power Inc.	24,650	45
*	Solo Brands Inc. Class A	4,265	45
*	Thryv Holdings Inc.	1,376	42
*	Eros STX Global Corp.	13,307	42
		Shares	Market Value• ($000)
*	First Watch Restaurant Group Inc.	2,830	41
	Nathan's Famous Inc.	624	36
	CompX International Inc.	1,590	35
*	Rent the Runway Inc. Class A	5,372	33
*	Liberty TripAdvisor Holdings Inc. Class A	13,916	30
*	Lulu's Fashion Lounge Holdings Inc.	2,428	24
*	aka Brands Holding Corp.	3,000	23
*	Eastman Kodak Co.	2,109	10
*,1	Dutch Bros Inc. Class A	187	9
*	Regis Corp.	3,562	6
*	Sweetgreen Inc. Class A	216	5
*	Arhaus Inc.	732	5
*	Digital Media Solutions Inc. Class A	1,309	4
*	Brilliant Earth Group Inc. Class A	397	4
*	Allbirds Inc. Class A	149	1
			149,845
Consumer Staples (2.7%)
*	Simply Good Foods Co.	68,038	2,696
*	Hostess Brands Inc. Class A	117,405	2,529
	Primo Water Corp.	133,674	1,944
*	United Natural Foods Inc.	44,511	1,791
*	TreeHouse Foods Inc.	44,272	1,738
	Edgewell Personal Care Co.	46,116	1,645
	B&G Foods Inc.	54,466	1,612
	Cal-Maine Foods Inc.	34,754	1,539
*	Sprouts Farmers Market Inc.	53,205	1,515
	Vector Group Ltd.	105,336	1,181
	Universal Corp.	20,653	1,118
	Nu Skin Enterprises Inc. Class A	23,440	1,087
	Ingles Markets Inc. Class A	11,983	985
	Weis Markets Inc.	14,245	879
	SpartanNash Co.	30,232	851
*	Chefs' Warehouse Inc.	25,463	836
	Fresh Del Monte Produce Inc.	28,766	745
	Andersons Inc.	15,797	720
	ACCO Brands Corp.	80,381	691
*	Performance Food Group Co.	11,302	633
	Sanderson Farms Inc.	2,462	440
	Tootsie Roll Industries Inc.	13,042	440
*	Rite Aid Corp.	47,064	431
*	Mission Produce Inc.	27,716	360
	Lancaster Colony Corp.	1,940	326
*,1	BellRing Brands Inc. Class A	11,937	305
*	Whole Earth Brands Inc.	31,516	299
*	Seneca Foods Corp. Class A	5,153	256
*	Landec Corp.	21,937	253
	John B Sanfilippo & Son Inc.	2,530	201
*	Duckhorn Portfolio Inc.	9,988	196
*	HF Foods Group Inc.	30,525	191
	Nature's Sunshine Products Inc.	10,204	179
	Village Super Market Inc. Class A	7,141	163
	MGP Ingredients Inc.	1,935	154
*	Sovos Brands Inc.	12,455	151
	Limoneira Co.	9,510	139
	Oil-Dri Corp. of America	4,325	134
	Natural Grocers by Vitamin Cottage Inc.	7,737	131

39

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Beauty Health Co.	6,343	123
*	Honest Co. Inc.	20,797	120
*	Veru Inc.	15,032	84
	PetMed Express Inc.	2,305	62
*	AquaBounty Technologies Inc.	29,274	47
*	Vita Coco Co. Inc.	3,136	36
*	NewAge Inc.	49,186	33
*	Zevia PBC Class A	2,645	17
*	Laird Superfood Inc.	1,365	8
*	Real Good Food Co. Inc.	187	1
			32,015
Energy (8.4%)
	Ovintiv Inc. (XNYS)	211,157	9,681
	Chesapeake Energy Corp.	84,285	6,511
	PDC Energy Inc.	83,241	5,371
*	Antero Resources Corp.	214,629	4,921
*	Range Resources Corp.	203,934	4,680
	Murphy Oil Corp.	125,195	4,340
	SM Energy Co.	102,505	3,640
	Helmerich & Payne Inc.	89,777	3,253
*	ChampionX Corp.	141,872	3,037
*	CNX Resources Corp.	178,631	2,919
	California Resources Corp.	69,092	2,849
	Whiting Petroleum Corp.	33,465	2,471
*	Renewable Energy Group Inc.	38,240	2,352
	Patterson-UTI Energy Inc.	161,066	2,324
	Equitrans Midstream Corp.	348,413	2,233
	Arcosa Inc.	41,274	2,174
	Civitas Resources Inc.	31,575	1,594
	World Fuel Services Corp.	53,188	1,507
*	Golar LNG Ltd.	86,364	1,503
*	PBF Energy Inc. Class A	82,183	1,366
*	Green Plains Inc.	40,748	1,334
*	Peabody Energy Corp.	75,944	1,317
*	Oceaneering International Inc.	85,765	1,256
	Warrior Met Coal Inc.	39,535	1,245
	Arch Resources Inc.	10,355	1,236
*	Centennial Resource Development Inc. Class A	136,444	1,198
	Northern Oil and Gas Inc.	44,826	1,124
*	NexTier Oilfield Solutions Inc.	132,861	1,058
*	Delek US Holdings Inc.	56,225	969
	Archrock Inc.	114,452	956
*	Array Technologies Inc.	84,688	952
*	ProPetro Holding Corp.	73,095	933
*	CONSOL Energy Inc.	29,341	902
*	NOW Inc.	94,332	881
*	Dril-Quip Inc.	29,702	857
	Brigham Minerals Inc. Class A	37,389	852
*	Nabors Industries Ltd. (XNYS)	5,973	750
*	MRC Global Inc.	69,168	699
*	Bristow Group Inc.	19,972	662
*	Comstock Resources Inc.	77,298	642
*	Liberty Oilfield Services Inc. Class A	50,172	626
*	Ranger Oil Corp. Class A	17,919	605
*	Gevo Inc.	168,352	598
*	Laredo Petroleum Inc.	7,732	592
	Berry Corp.	56,897	569
	SunCoke Energy Inc.	71,659	568
*	Expro Group Holdings NV	33,673	542
*	Tidewater Inc.	35,135	520
		Shares	Market Value• ($000)
*	RPC Inc.	56,959	499
*	Helix Energy Solutions Group Inc.	120,791	489
*	Select Energy Services Inc. Class A	53,574	444
	CVR Energy Inc.	24,971	434
*	FuelCell Energy Inc.	71,426	429
*	REX American Resources Corp.	4,485	424
*	Talos Energy Inc.	26,325	414
*	W&T Offshore Inc.	79,156	385
*	Centrus Energy Corp. Class A	8,186	371
	Oasis Petroleum Inc.	2,523	334
*	Callon Petroleum Co.	5,375	303
*	Aemetis Inc.	22,705	291
*	Newpark Resources Inc.	76,161	287
*	National Energy Services Reunited Corp.	32,006	285
*	Oil States International Inc.	51,089	267
*	SunPower Corp.	13,846	248
*	Earthstone Energy Inc. Class A	17,937	233
*	American Superconductor Corp.	23,529	200
*	FTS International Inc. Class A	7,524	199
	Solaris Oilfield Infrastructure Inc. Class A	19,087	198
	Kinetik Holdings Inc.	2,506	170
*	Matrix Service Co.	21,837	151
	HighPeak Energy Inc.	4,297	91
*	TETRA Technologies Inc.	23,645	76
*	Par Pacific Holdings Inc.	5,536	75
	Riley Exploration Permian Inc.	1,838	62
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	2,380	33
	Falcon Minerals Corp.	5,658	32
*	Beam Global	1,048	15
*	Advent Technologies Holdings Inc.	3,818	10
*	Fluence Energy Inc.	426	6
			100,624
Financials (26.7%)
	SouthState Corp.	59,478	5,353
	Valley National Bancorp	341,252	4,767
	Glacier Bancorp Inc.	82,856	4,590
	Old National Bancorp	250,915	4,587
	Blackstone Mortgage Trust Inc. Class A	133,812	4,253
	Cadence Bank	134,348	4,248
	Selective Insurance Group Inc.	50,662	4,215
	United Bankshares Inc.	112,422	4,117
	Hancock Whitney Corp.	73,612	4,099
	Essent Group Ltd.	92,306	4,078
	UMB Financial Corp.	37,370	3,807
	Radian Group Inc.	153,424	3,667
	United Community Banks Inc.	89,368	3,455
	BankUnited Inc.	75,857	3,353
	Independent Bank Corp. (XNGS)	38,967	3,352
	Community Bank System Inc.	45,605	3,326
	Walker & Dunlop Inc.	22,402	3,099
	Associated Banc-Corp.	126,718	3,091

40

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Home BancShares Inc.	129,961	3,042
	First Interstate BancSystem Inc. Class A	74,570	3,028
*	Enstar Group Ltd.	10,569	3,012
	Cathay General Bancorp	63,219	2,973
	Ameris Bancorp	56,761	2,810
	WSFS Financial Corp.	55,171	2,804
	Simmons First National Corp. Class A	97,081	2,769
*	Mr Cooper Group Inc.	52,694	2,678
	American Equity Investment Life Holding Co.	70,523	2,658
	Pacific Premier Bancorp Inc.	67,789	2,624
	Atlantic Union Bankshares Corp.	64,390	2,616
	CVB Financial Corp.	110,402	2,603
	Federated Hermes Inc.	79,170	2,586
	CNO Financial Group Inc.	105,113	2,541
	Eastern Bankshares Inc.	115,616	2,527
	Independent Bank Group Inc.	32,135	2,479
	Chimera Investment Corp.	201,152	2,448
	First BanCorp. (XNYS)	173,069	2,444
	Columbia Banking System Inc.	66,683	2,443
	Fulton Financial Corp.	135,167	2,436
*	Axos Financial Inc.	43,947	2,406
	Navient Corp.	135,081	2,379
	FirstCash Holdings Inc.	31,367	2,260
	Arbor Realty Trust Inc.	122,402	2,203
	Piper Sandler Cos.	14,874	2,201
	First Merchants Corp.	48,503	2,122
	Investors Bancorp Inc.	124,629	2,086
	Flagstar Bancorp Inc.	44,364	2,022
	International Bancshares Corp.	45,775	1,969
	Washington Federal Inc.	55,224	1,965
	First Financial Bancorp	78,901	1,939
*	Marathon Digital Holdings Inc.	76,449	1,938
*	Cannae Holdings Inc.	72,023	1,934
	WesBanco Inc.	52,233	1,909
	Sandy Spring Bancorp Inc.	38,098	1,794
	Banner Corp.	29,058	1,790
*	Texas Capital Bancshares Inc.	26,871	1,790
	Towne Bank	57,176	1,783
*	Genworth Financial Inc. Class A	432,012	1,754
	Heartland Financial USA Inc.	34,338	1,704
	Renasant Corp.	46,472	1,697
	Hope Bancorp Inc.	98,597	1,672
	Trustmark Corp.	52,933	1,667
	Park National Corp.	12,272	1,645
*	PRA Group Inc.	36,844	1,644
	Bank of NT Butterfield & Son Ltd.	42,772	1,642
*	Encore Capital Group Inc.	24,851	1,640
	Seacoast Banking Corp. of Florida	44,540	1,632
	Hilltop Holdings Inc.	52,725	1,630
	Eagle Bancorp Inc.	26,923	1,613
*	LendingClub Corp.	84,499	1,570
	Apollo Commercial Real Estate Finance Inc.	119,489	1,559
	Lakeland Financial Corp.	19,433	1,559
*	NMI Holdings Inc. Class A	67,006	1,551
	Stewart Information Services Corp.	22,732	1,543
		Shares	Market Value• ($000)
	PennyMac Financial Services Inc.	26,600	1,536
	Provident Financial Services Inc.	64,618	1,533
	MFA Financial Inc.	377,317	1,532
	Enterprise Financial Services Corp.	30,201	1,493
	Two Harbors Investment Corp.	293,377	1,484
	Horace Mann Educators Corp.	35,558	1,479
	Northwest Bancshares Inc.	104,201	1,467
*	Customers Bancorp Inc.	23,503	1,447
	iStar Inc.	57,289	1,439
	Veritex Holdings Inc.	34,826	1,415
	NBT Bancorp Inc.	35,947	1,379
	Westamerica BanCorp.	22,213	1,318
*	Bancorp Inc.	44,848	1,314
	First Bancorp (XNGS)	29,244	1,312
	Berkshire Hills Bancorp Inc.	41,716	1,297
	First Commonwealth Financial Corp.	80,225	1,296
*	Enova International Inc.	31,028	1,265
	BGC Partners Inc. Class A	269,859	1,236
	Capitol Federal Financial Inc.	110,877	1,211
	American National Group Inc.	6,378	1,206
	OFG Bancorp	41,867	1,180
	First Busey Corp.	42,875	1,177
	Nelnet Inc. Class A	14,498	1,168
	FB Financial Corp.	25,853	1,149
	BancFirst Corp.	14,671	1,146
	Moelis & Co. Class A	23,728	1,144
	Argo Group International Holdings Ltd.	27,032	1,140
	New York Mortgage Trust Inc.	323,966	1,137
	Goosehead Insurance Inc. Class A	12,976	1,129
	Brookline Bancorp Inc.	65,565	1,124
	OceanFirst Financial Corp.	49,845	1,116
	Ladder Capital Corp. Class A	97,006	1,112
	Southside Bancshares Inc.	26,600	1,109
	ProAssurance Corp.	45,956	1,108
	National Bank Holdings Corp. Class A	24,779	1,100
	Meta Financial Group Inc.	19,116	1,059
	ConnectOne Bancorp Inc.	31,852	1,051
	PennyMac Mortgage Investment Trust	67,204	1,048
	S&T Bancorp Inc.	33,222	1,033
	Safety Insurance Group Inc.	12,367	1,032
	B Riley Financial Inc.	17,258	1,028
	TriCo Bancshares	23,531	1,021
	Redwood Trust Inc.	98,099	1,019
*	Nicolet Bankshares Inc.	10,685	1,018
	City Holding Co.	12,751	1,016
	Dime Community Bancshares Inc.	29,573	1,005
*	StoneX Group Inc.	13,116	990
	Premier Financial Corp.	31,675	971
	Federal Agricultural Mortgage Corp. Class C	7,776	962
	Tompkins Financial Corp.	12,064	954
	Broadmark Realty Capital Inc.	109,836	951
	Lakeland Bancorp Inc.	52,229	942
	Employers Holdings Inc.	23,951	931
	Preferred Bank	11,788	925
	Banc of California Inc.	47,046	924
	First Foundation Inc.	34,004	907

41

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Stock Yards Bancorp Inc.	16,895	903
	HomeStreet Inc.	17,046	877
	German American Bancorp Inc.	21,179	842
*	MoneyGram International Inc.	76,741	824
*	TriState Capital Holdings Inc.	24,792	823
	Ellington Financial Inc.	45,606	806
*	Metropolitan Bank Holding Corp.	7,830	801
	Washington Trust Bancorp Inc.	14,698	798
	State Auto Financial Corp.	15,102	785
	Heritage Financial Corp.	29,728	779
	AMERISAFE Inc.	16,496	777
	Ready Capital Corp.	50,503	750
	Amerant Bancorp Inc.	22,820	741
	Horizon Bancorp Inc.	36,877	740
	Origin Bancorp Inc.	15,778	729
	Univest Financial Corp.	24,817	719
*	World Acceptance Corp.	3,653	718
	QCR Holdings Inc.	12,803	715
	James River Group Holdings Ltd.	26,731	711
	1st Source Corp.	14,515	701
	Allegiance Bancshares Inc.	16,341	700
	Hanmi Financial Corp.	26,268	686
	Peoples Bancorp Inc.	21,811	682
	Central Pacific Financial Corp.	23,164	676
	Cowen Inc. Class A	22,283	661
	Brightspire Capital Inc. Class A	72,533	643
	KKR Real Estate Finance Trust Inc.	29,854	641
	ServisFirst Bancshares Inc.	7,108	621
*	MBIA Inc.	40,463	617
	First Bancorp Inc. (XNMS)	17,419	615
	ARMOUR Residential REIT Inc.	75,299	612
	Camden National Corp.	12,688	603
	HarborOne Bancorp Inc.	40,618	601
	TPG RE Finance Trust Inc.	50,684	600
	Heritage Commerce Corp.	50,338	599
	Flushing Financial Corp.	25,431	597
	Invesco Mortgage Capital Inc.	272,931	595
	Northfield Bancorp Inc.	37,179	584
	Byline Bancorp Inc.	21,074	575
	First Mid Bancshares Inc.	14,327	574
	Peapack-Gladstone Financial Corp.	15,172	572
	Houlihan Lokey Inc. Class A	5,539	570
	Community Trust Bancorp Inc.	13,436	568
*	SiriusPoint Ltd.	75,577	559
	TrustCo Bank Corp. NY	16,272	556
*	Atlantic Capital Bancshares Inc.	16,605	537
	Great Southern Bancorp Inc.	8,710	535
	Midland States Bancorp Inc.	18,188	534
	Kearny Financial Corp.	40,132	530
	Cambridge Bancorp	5,881	518
*	Blucora Inc.	25,853	514
	Granite Point Mortgage Trust Inc.	45,290	508
	Diamond Hill Investment Group Inc.	2,571	498
*	Ambac Financial Group Inc.	38,449	493
		Shares	Market Value• ($000)
	United Fire Group Inc.	17,727	489
	Mercantile Bank Corp.	13,071	482
	National Western Life Group Inc. Class A	2,241	478
	Bank of Marin Bancorp	13,357	472
	Dynex Capital Inc.	30,636	471
	CBTX Inc.	15,534	467
	First Financial Corp.	9,966	464
	Farmers National Banc Corp.	26,773	461
*	Columbia Financial Inc.	21,499	457
	Financial Institutions Inc.	13,546	433
	Hingham Institution for Savings	1,197	431
	Business First Bancshares Inc.	16,233	425
	First of Long Island Corp.	19,335	421
	Franklin BSP Realty Trust Inc. REIT	31,618	417
	Independent Bank Corp.	17,493	416
	First Community Bankshares Inc.	14,143	415
	Banco Latinoamericano de Comercio Exterior SA Class E	26,231	405
	Arrow Financial Corp.	11,643	400
	Bank First Corp.	5,602	395
	Capstar Financial Holdings Inc.	17,934	384
	First Internet Bancorp	7,843	383
	HomeTrust Bancshares Inc.	12,733	383
[1]	Orchid Island Capital Inc.	114,773	378
	MidWestOne Financial Group Inc.	12,122	366
	Alerus Financial Corp.	12,708	365
*	Carter Bankshares Inc.	21,927	365
*	Assetmark Financial Holdings Inc.	15,504	364
	First Financial Bankshares Inc.	7,577	363
	Republic Bancorp Inc. Class A	7,915	363
	Merchants Bancorp	12,445	360
	Equity Bancshares Inc. Class A	11,404	359
	Bar Harbor Bankshares	12,462	358
	CNB Financial Corp.	13,558	355
	Southern Missouri Bancorp Inc.	6,489	348
	American National Bankshares Inc.	8,894	343
	Oppenheimer Holdings Inc. Class A	7,787	336
	Mid Penn Bancorp Inc.	11,956	335
	Old Second Bancorp Inc.	23,411	333
	Waterstone Financial Inc.	17,038	333
	MVB Financial Corp.	8,596	331
	Citizens & Northern Corp.	13,101	325
*	CrossFirst Bankshares Inc.	20,355	320
	Capital City Bank Group Inc.	11,357	319
	West BanCorp. Inc.	11,038	319
	Sierra Bancorp	11,841	318
	Spirit of Texas Bancshares Inc.	11,108	317
	Enterprise Bancorp Inc.	7,814	315
*	Blue Foundry Bancorp	22,685	315
	Civista Bancshares Inc.	12,618	308
	SmartFinancial Inc.	11,680	305
	HCI Group Inc.	4,777	297

42

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Oportun Financial Corp.	18,090	296
	Metrocity Bankshares Inc.	12,105	294
	Primis Financial Corp.	20,298	290
	Peoples Financial Services Corp.	5,923	283
	Universal Insurance Holdings Inc.	22,875	264
	Summit Financial Group Inc.	9,602	262
	First Bancorp Inc. (XNGS)	8,747	261
	Enact Holdings Inc.	12,490	260
	RLI Corp.	2,548	259
	RBB Bancorp	10,615	256
	Tiptree Inc.	19,883	254
	Home Bancorp Inc.	6,413	251
*	EZCorp. Inc. Class A	41,584	249
	South Plains Financial Inc.	8,910	247
*	Southern First Bancshares Inc.	4,257	243
	Sculptor Capital Management Inc. Class A	18,631	239
	Blue Ridge Bankshares Inc.	14,611	235
	Guaranty Bancshares Inc.	6,687	234
*	Bridgewater Bancshares Inc.	13,794	232
*	eHealth Inc.	14,666	228
	Northrim BanCorp Inc.	5,078	227
	Orrstown Financial Services Inc.	9,212	225
	Great Ajax Corp.	19,309	220
	Macatawa Bank Corp.	23,608	217
	AFC Gamma Inc.	10,706	211
	Provident Bancorp Inc.	12,811	210
	PCSB Financial Corp.	10,955	204
	PJT Partners Inc. Class A	3,187	203
	Amalgamated Financial Corp.	11,773	202
	Regional Management Corp.	3,882	199
	Five Star Bancorp	6,544	199
*	Ocwen Financial Corp.	6,899	198
	FS Bancorp Inc.	6,133	196
	Red River Bancshares Inc.	3,805	195
*	Republic First Bancorp Inc.	37,438	194
	First Bank	13,198	192
*	Citizens Inc. Class A	41,801	178
	Investors Title Co.	931	178
	WisdomTree Investments Inc.	31,293	176
	Donegal Group Inc. Class A	12,479	170
	HBT Financial Inc.	8,733	167
	Fidelity D&D Bancorp Inc.	3,364	166
*	Greenlight Capital Re Ltd. Class A	22,747	164
	Capital Bancorp Inc.	6,495	161
	Luther Burbank Corp.	12,312	159
*	Maiden Holdings Ltd.	58,908	144
*	Triumph Bancorp Inc.	1,318	132
*	NI Holdings Inc.	7,156	128
*	Coastal Financial Corp.	2,510	119
*	Pioneer Bancorp Inc.	10,392	110
	Crawford & Co. Class A	14,094	109
	Heritage Insurance Holdings Inc.	19,586	109
*	Trean Insurance Group Inc.	14,764	105
*	MetroMile Inc.	81,087	104
	Angel Oak Mortgage Inc.	6,082	99
*	Velocity Financial LLC	7,439	95
*	Third Coast Bancshares Inc.	2,772	65
	United Insurance Holdings Corp.	16,979	62
		Shares	Market Value• ($000)
	Associated Capital Group Inc. Class A	1,405	55
*	Finance of America Cos. Inc. Class A	15,395	50
	GCM Grosvenor Inc. Class A	3,948	39
	Home Point Capital Inc.	6,360	21
	GAMCO Investors Inc. Class A	490	11
*	TPG Inc.	367	11
*	P10 Inc. Class A	561	7
	Value Line Inc.	44	3
*	Clearwater Analytics Holdings Inc. Class A	111	2
*	USCB Financial Holdings Inc.	122	2
			321,080
Health Care (8.9%)
*	Tenet Healthcare Corp.	79,862	6,867
*	Arena Pharmaceuticals Inc.	47,576	4,518
*	Option Care Health Inc.	135,508	3,483
*	Prestige Consumer Healthcare Inc.	42,829	2,550
*	Integer Holdings Corp.	28,091	2,356
*	Lantheus Holdings Inc.	49,067	2,346
*	BioCryst Pharmaceuticals Inc.	137,549	2,285
*	Biohaven Pharmaceutical Holding Co. Ltd.	15,614	1,854
*	Emergent BioSolutions Inc.	41,676	1,725
*	Myriad Genetics Inc.	67,737	1,651
	Patterson Cos. Inc.	54,534	1,631
*	Veracyte Inc.	58,178	1,617
*	Avanos Medical Inc.	41,483	1,468
*	Agios Pharmaceuticals Inc.	46,998	1,463
*	Evolent Health Inc. Class A	54,361	1,449
*	Arcus Biosciences Inc.	38,403	1,429
*	Invitae Corp.	127,332	1,374
*	Supernus Pharmaceuticals Inc.	41,900	1,339
*	ChemoCentryx Inc.	42,948	1,303
*	Travere Thrapeutics Inc.	47,092	1,284
*	IVERIC bio Inc.	78,441	1,258
*	Zogenix Inc.	47,607	1,250
*	Ligand Pharmaceuticals Inc.	11,332	1,147
*	Turning Point Therapeutics Inc.	35,460	1,123
*	Pacific Biosciences of California Inc.	91,126	1,086
*	Brookdale Senior Living Inc.	156,988	1,080
*	OPKO Health Inc.	341,001	1,067
*	AdaptHealth Corp. Class A	61,202	1,067
*	Enanta Pharmaceuticals Inc.	14,891	1,049
*	Multiplan Corp.	274,556	1,032
*	Fulgent Genetics Inc.	15,647	975
*	Prometheus Biosciences Inc.	22,347	973
*	NextGen Healthcare Inc.	48,566	949
*	Atara Biotherapeutics Inc.	68,218	877
*	Kura Oncology Inc.	53,811	854
*	ModivCare Inc.	7,042	831
*	Meridian Bioscience Inc.	32,484	822
*	REVOLUTION Medicines Inc.	43,104	816
*	Natus Medical Inc.	29,053	808
*	Haemonetics Corp.	13,767	794
*	AngioDynamics Inc.	31,733	747
*	MEDNAX Inc.	30,651	719
	National HealthCare Corp.	10,798	702
*	LivaNova plc	8,787	693
*	American Well Corp. Class A	160,406	679

43

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Varex Imaging Corp.	28,062	663
*	Addus HomeCare Corp.	7,667	652
*	Catalyst Pharmaceuticals Inc.	81,844	638
*	Innoviva Inc.	32,454	623
*	Krystal Biotech Inc.	9,720	618
*	iTeos Therapeutics Inc.	17,039	616
*	Amphastar Pharmaceuticals Inc.	22,134	613
*	Endo International plc	193,580	602
*,1	Inovio Pharmaceuticals Inc.	174,438	565
*	Vaxcyte Inc.	24,323	564
*	Orthofix Medical Inc.	15,956	542
*	Vanda Pharmaceuticals Inc.	46,216	525
*	AnaptysBio Inc.	16,270	497
*	MannKind Corp.	187,092	490
	Healthcare Services Group Inc.	30,052	475
*	Gossamer Bio Inc.	52,366	473
*	OraSure Technologies Inc.	60,394	471
	Owens & Minor Inc.	10,665	471
*	Syndax Pharmaceuticals Inc.	28,637	446
*	Avidity Biosciences Inc.	26,257	445
*	Kezar Life Sciences Inc.	29,583	439
*	HealthStream Inc.	21,316	437
*	ImmunoGen Inc.	77,291	436
*	Arcturus Therapeutics Holdings Inc.	17,808	427
*	Chinook Therapeutics Inc.	32,952	420
*	REGENXBIO Inc.	15,908	417
*	Tivity Health Inc.	15,231	416
*	Anika Therapeutics Inc.	12,549	408
*	Cara Therapeutics Inc.	37,472	389
*	UFP Technologies Inc.	5,469	378
*	Arcutis Biotherapeutics Inc.	20,977	373
*	Computer Programs and Systems Inc.	11,870	365
*	NGM Biopharmaceuticals Inc.	24,046	357
*,1	ImmunityBio Inc.	51,252	351
*,1	Recursion Pharmaceuticals Inc. Class A	31,970	350
*	Bluebird Bio Inc.	56,957	344
*	ANI Pharmaceuticals Inc.	9,197	344
*	Praxis Precision Medicines Inc.	25,890	339
*	MeiraGTx Holdings plc	23,509	337
*	Seer Inc. Class A	21,537	330
*	Personalis Inc.	31,324	329
*	Apria Inc.	8,600	321
*	Atea Pharmaceuticals Inc.	49,524	314
*	Allogene Therapeutics Inc.	34,218	313
*	Merit Medical Systems Inc.	4,761	310
*	Sutro Biopharma Inc.	34,055	304
*	Cullinan Oncology Inc.	20,402	293
*	Provention Bio Inc.	46,490	291
*	4D Molecular Therapeutics Inc.	21,162	290
*	Rhythm Pharmaceuticals Inc.	37,135	283
*	2seventy bio Inc.	19,021	282
*	Forma Therapeutics Holdings Inc.	28,502	281
*	Geron Corp. (XNGS)	255,419	278
*	Ideaya Biosciences Inc.	21,005	277
*	Instil Bio Inc.	24,378	262
*	Fulcrum Therapeutics Inc.	23,295	256
*	Altimmune Inc.	33,736	250
*	Athira Pharma Inc.	27,225	249
		Shares	Market Value• ($000)
*	Celldex Therapeutics Inc.	8,274	247
*	Eagle Pharmaceuticals Inc.	5,205	247
*	Prothena Corp. plc	7,065	244
*	MaxCyte Inc.	33,864	236
	Utah Medical Products Inc.	2,569	231
*	Adicet Bio Inc.	17,689	231
*	Bridgebio Pharma Inc.	29,453	230
*	Viking Therapeutics Inc.	65,325	219
*	Kronos Bio Inc.	28,790	217
*	Dyne Therapeutics Inc.	25,170	216
*	Fluidigm Corp.	57,748	213
*	Jounce Therapeutics Inc.	27,639	206
*	Arbutus Biopharma Corp.	62,939	201
*	Neogen Corp.	5,554	198
*	Blueprint Medicines Corp.	3,194	193
*	Akebia Therapeutics Inc.	87,142	188
*	Immunic Inc.	16,092	187
*	Cymabay Therapeutics Inc.	58,136	185
*	Gritstone bio Inc.	35,956	183
*	Verve Therapeutics Inc.	5,567	182
*	ORIC Pharmaceuticals Inc.	22,908	178
*	EyePoint Pharmaceuticals Inc.	17,718	176
*	Cytokinetics Inc.	4,790	169
*	SeaSpine Holdings Corp.	13,150	167
*	Kinnate Biopharma Inc.	20,526	160
*	MiMedx Group Inc.	30,919	156
*	Relay Therapeutics Inc.	6,436	155
*	Lineage Cell Therapeutics Inc.	106,395	150
*	Citius Pharmaceuticals Inc.	95,175	147
*	Selecta Biosciences Inc.	78,732	146
*	G1 Therapeutics Inc.	13,519	143
*	Community Health Systems Inc.	13,536	142
*	CorMedix Inc.	28,769	140
*	LifeStance Health Group Inc.	14,483	137
*	Kiniksa Pharmaceuticals Ltd. Class A	13,233	136
*	Foghorn Therapeutics Inc.	14,067	135
*	Cogent Biosciences Inc.	22,273	132
*	Vor BioPharma Inc.	14,613	132
*	Ikena Oncology Inc.	21,538	132
*	Design Therapeutics Inc.	9,396	128
*	Annexon Inc.	26,142	127
	XBiotech Inc.	12,687	125
*	Homology Medicines Inc.	35,144	123
*	Replimune Group Inc.	7,671	123
*	Albireo Pharma Inc.	3,340	111
*	Atossa Therapeutics Inc.	91,050	111
*	Crinetics Pharmaceuticals Inc.	5,486	110
*	NanoString Technologies Inc.	3,041	108
*	Eiger BioPharmaceuticals Inc.	26,845	107
*	Akouos Inc.	20,125	107
*	Nkarta Inc.	11,823	107
*	Nuvation Bio Inc.	21,204	107
*	Surface Oncology Inc.	29,505	106
*	Asensus Surgical Inc.	135,669	104
*	XOMA Corp.	4,690	103
*	Passage Bio Inc.	31,086	103
*	SQZ Biotechnologies Co.	19,076	101
*	Akero Therapeutics Inc.	5,642	100
*	Reata Pharmaceuticals Inc. Class A	3,013	99
*	Chimerix Inc.	17,306	98

44

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Adverum Biotechnologies Inc.	72,724	97
*	Viemed Healthcare Inc.	24,943	96
*	Aeglea BioTherapeutics Inc.	33,880	94
*,1	Erasca Inc.	7,341	91
*	DICE Therapeutics Inc.	4,924	91
*	Oyster Point Pharma Inc.	8,810	88
*	Poseida Therapeutics Inc.	24,120	88
*	FibroGen Inc.	6,211	87
*	Cardiff Oncology Inc.	31,910	86
*	Bioventus Inc. Class A	6,647	86
*	DarioHealth Corp.	11,294	82
*	Icosavax Inc.	4,700	82
*	Vera Therapeutics Inc.	3,489	81
*	Janux Therapeutics Inc.	4,619	80
*	Imago Biosciences Inc.	3,413	80
*	Mersana Therapeutics Inc.	17,659	78
*	Frequency Therapeutics Inc.	26,815	76
*	KemPharm Inc.	12,774	76
*	Artivion Inc.	3,794	74
*	Silverback Therapeutics Inc.	17,202	74
*	Caribou Biosciences Inc.	7,424	74
*	Lexicon Pharmaceuticals Inc.	35,042	73
*	Immunovant Inc.	13,091	73
*	TCR2 Therapeutics Inc.	25,960	70
*	Inozyme Pharma Inc.	12,144	70
*	Tonix Pharmaceuticals Holding Corp.	380,428	70
*	Oncternal Therapeutics Inc.	37,091	68
*	Bolt Biotherapeutics Inc.	19,174	67
*	Sorrento Therapeutics Inc.	25,853	65
*	Viracta Therapeutics Inc.	23,787	65
*	Scholar Rock Holding Corp.	3,702	64
*	Castle Biosciences Inc.	1,451	63
*	Sensei Biotherapeutics Inc.	17,540	63
*,1	Monte Rosa Therapeutics Inc.	4,228	61
*	Avid Bioservices Inc.	2,925	60
*	Deciphera Pharmaceuticals Inc.	7,721	60
*	Sangamo Therapeutics Inc.	10,259	60
*	Black Diamond Therapeutics Inc.	19,100	60
*	Lyell Immunopharma Inc.	8,231	60
*	Invacare Corp.	28,173	58
*	Mirum Pharmaceuticals Inc.	2,447	58
*	Neoleukin Therapeutics Inc.	22,620	58
*	iBio Inc.	180,973	58
*	Century Therapeutics Inc.	4,144	58
*	Tenaya Therapeutics Inc.	4,922	57
*	Nuvalent Inc. Class A	3,667	55
*	Olema Pharmaceuticals Inc.	11,536	54
*	Werewolf Therapeutics Inc.	7,386	53
*	Alphatec Holdings Inc.	4,756	52
*	Mustang Bio Inc.	60,007	52
*	Day One Biopharmaceuticals Inc.	3,835	52
*	Graphite Bio Inc.	5,685	52
*	Tyra Biosciences Inc.	4,201	50
*	Adagio Therapeutics Inc.	7,315	49
*	Exagen Inc.	6,193	47
*	Vaxart Inc.	9,322	47
*	Finch Therapeutics Group Inc.	5,594	47
*	Avrobio Inc.	31,572	46
*	VBI Vaccines Inc.	30,430	45
*	Bright Health Group Inc.	13,177	44
*	Absci Corp.	4,743	44
		Shares	Market Value• ($000)
*,1	Cue Health Inc.	5,173	43
*	Ventyx Biosciences Inc.	3,704	43
*,1	Trevena Inc.	90,725	42
*	Theravance Biopharma Inc.	4,202	42
*	Talaris Therapeutics Inc.	5,971	42
*	Solid Biosciences Inc.	50,266	41
*	Alpha Teknova Inc.	2,431	41
*	Theseus Pharmaceuticals Inc.	4,077	41
*	Atreca Inc. Class A	21,775	39
*	Entrada Therapeutics Inc.	3,241	39
*	89bio Inc.	8,173	38
*	Nurix Therapeutics Inc.	2,336	38
*	MacroGenics Inc.	3,951	37
*	SOC Telemed Inc. Class A	12,515	37
*	VistaGen Therapeutics Inc.	26,126	37
*	Oncorus Inc.	17,126	36
*	Aerovate Therapeutics Inc.	3,587	35
*	Aura Biosciences Inc.	1,938	35
*	Singular Genomics Systems Inc.	4,190	34
*	Portage Biotech Inc.	4,191	33
*	Cytek Biosciences Inc.	2,391	33
*	Syros Pharmaceuticals Inc.	24,895	32
*	Xilio Therapeutics Inc.	2,719	32
*	Curis Inc.	9,359	31
*	CytomX Therapeutics Inc.	8,111	31
*	Omega Therapeutics Inc.	2,629	31
*	Rallybio Corp.	2,804	31
*,1	PROCEPT BioRobotics Corp.	1,143	29
*	Spero Therapeutics Inc.	2,875	28
*	Tarsus Pharmaceuticals Inc.	1,598	28
*	Codex DNA Inc.	2,752	28
*	Sight Sciences Inc.	1,606	28
*	Paragon 28 Inc.	1,691	28
*	UroGen Pharma Ltd.	4,485	27
*	Rain Therapeutics Inc.	4,484	27
*	AirSculpt Technologies Inc.	1,987	27
*	Sana Biotechnology Inc.	3,872	25
*	Talis Biomedical Corp.	12,089	25
*	Athenex Inc.	29,860	24
*	Convey Health Solutions Holdings Inc.	4,156	24
*	Harvard Bioscience Inc.	4,230	23
*	Precigen Inc.	10,182	23
*	Pyxis Oncology Inc.	3,800	23
*	Oncocyte Corp.	15,324	22
*	Immuneering Corp. Class A	2,954	22
*	Eliem Therapeutics Inc.	2,386	22
*	Athersys Inc.	23,624	21
*	Taysha Gene Therapies Inc.	3,220	21
*	Gemini Therapeutics Inc.	15,433	21
*	Rapid Micro Biosystems Inc. Class A	2,937	21
*	Acumen Pharmaceuticals Inc.	3,515	21
*	Shattuck Labs Inc.	4,013	20
*	Clene Inc.	6,313	20
*	IsoPlexis Corp.	4,083	20
*	RxSight Inc.	1,388	19
*	Sientra Inc.	6,045	17
*	Spruce Biosciences Inc.	7,292	17
*	Cyteir Therapeutics Inc.	2,937	17
*	Sigilon Therapeutics Inc.	10,981	16
*	Doximity Inc. Class A	260	16
*	CVRx Inc.	1,796	16
*	Ardelyx Inc.	19,227	15

45

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	CEL–SCI Corp.	2,611	15
*,1	Hookipa Pharma Inc.	6,350	15
*	Pliant Therapeutics Inc.	1,683	15
*	Reneo Pharmaceuticals Inc.	2,808	14
*	Terns Pharmaceuticals Inc.	3,960	13
*	Magenta Therapeutics Inc.	3,892	12
*	Generation Bio Co.	2,275	12
*	Cincor Pharma Inc.	523	12
*	NexImmune Inc.	4,475	11
*,1	Impel Neuropharma Inc.	1,474	11
*	Thorne HealthTech Inc.	2,427	11
*	Forian Inc.	1,385	10
*	Lucid Diagnostics Inc.	2,640	10
*	Kala Pharmaceuticals Inc.	13,479	9
*	Sera Prognostics Inc. Class A	1,749	9
*	Amylyx Pharmaceuticals Inc.	286	9
*	NantHealth Inc.	9,769	8
*	Infinity Pharmaceuticals Inc.	7,665	8
*	Neuronetics Inc.	2,180	7
*	Applied Therapeutics Inc.	3,668	7
*	Brooklyn ImmunoTherapeutics Inc.	3,111	7
*	Vigil Neuroscience Inc.	411	7
*	Arcellx Inc.	281	5
*	Warby Parker Inc. Class A	111	3
*	In8bio Inc.	448	2
*	TScan Therapeutics Inc.	395	2
*	Avalo Therapeutics Inc.	2,511	2
*	Minerva Surgical Inc.	310	2
*	MiNK Therapeutics Inc.	682	2
*	Kaleido Biosciences Inc.	867	1
*	Elevation Oncology Inc.	189	1
*	Candel Therapeutics Inc.	334	1
*	Definitive Healthcare Corp. Class A	46	1
*	Sonendo Inc.	281	1
*,1	Vaxxinity Inc. Class A	223	1
*,2	PDL BioPharma Inc.	270	—
			106,714
Industrials (14.2%)
	EMCOR Group Inc.	40,947	4,731
	Matson Inc.	35,432	3,925
*	WESCO International Inc.	31,309	3,811
	Triton International Ltd.	56,822	3,732
*	API Group Corp.	171,750	3,705
	GATX Corp.	30,098	3,209
*	Summit Materials Inc. Class A	101,458	3,167
	Korn Ferry	46,135	3,057
*	Resideo Technologies Inc.	108,627	2,796
	SPX FLOW Inc.	32,556	2,796
*	Fluor Corp.	120,819	2,617
	ABM Industries Inc.	57,322	2,570
	HB Fuller Co.	36,506	2,496
*	Hub Group Inc. Class A	28,188	2,379
	EnerSys	32,642	2,374
	Altra Industrial Motion Corp.	55,178	2,343
	UniFirst Corp.	12,886	2,336
	Kennametal Inc.	71,087	2,254
	Otter Tail Corp.	34,973	2,163
	Belden Inc.	37,693	2,124
	Moog Inc. Class A	24,684	2,051
	Werner Enterprises Inc.	46,298	2,012
	Maxar Technologies Inc.	61,828	2,006
	ArcBest Corp.	21,566	1,999
*	GMS Inc.	36,494	1,980
	Encore Wire Corp.	16,795	1,955
		Shares	Market Value• ($000)
	ManTech International Corp. Class A	23,343	1,946
	EnPro Industries Inc.	17,576	1,941
*	Atlas Air Worldwide Holdings Inc.	24,500	1,920
	Trinity Industries Inc.	65,804	1,899
	Barnes Group Inc.	40,272	1,871
	Brady Corp. Class A	40,120	1,849
	Albany International Corp. Class A	20,926	1,838
*	Chart Industries Inc.	12,409	1,792
*	Kratos Defense & Security Solutions Inc.	81,136	1,697
*	CBIZ Inc.	41,611	1,619
*	Air Transport Services Group Inc.	50,388	1,588
	Mueller Water Products Inc. Class A	125,048	1,587
	Zurn Water Solutions Corp.	48,746	1,585
	Watts Water Technologies Inc. Class A	10,334	1,488
	ICF International Inc.	15,793	1,400
	ESCO Technologies Inc.	19,962	1,389
*	Triumph Group Inc.	54,383	1,362
	Hillenbrand Inc.	28,056	1,339
*	AAR Corp.	29,329	1,318
*	Veritiv Corp.	12,269	1,315
	Textainer Group Holdings Ltd.	34,819	1,236
	Greenbrier Cos. Inc.	27,293	1,213
	Primoris Services Corp.	45,624	1,203
	TriMas Corp.	36,937	1,201
	Granite Construction Inc.	39,127	1,184
*	Green Dot Corp. Class A	40,962	1,174
*	Proto Labs Inc.	20,056	1,128
	Deluxe Corp.	35,968	1,119
	Greif Inc. Class A	19,434	1,117
*	JELD-WEN Holding Inc.	47,793	1,103
	Columbus McKinnon Corp.	24,099	1,100
*	Allegheny Technologies Inc.	42,446	1,093
	Standex International Corp.	10,253	1,086
	Mesa Laboratories Inc.	4,248	1,085
	AZZ Inc.	21,443	1,056
	SFL Corp. Ltd.	106,146	1,056
*	OSI Systems Inc.	13,058	1,053
	Kaman Corp.	23,423	1,017
[1]	Frontline Ltd.	102,714	966
*	Gibraltar Industries Inc.	19,964	965
	Astec Industries Inc.	19,367	964
	Apogee Enterprises Inc.	21,316	961
*	CoreCivic Inc.	102,546	934
	Griffon Corp.	39,778	917
*	NV5 Global Inc.	8,491	911
	Marten Transport Ltd.	50,925	878
*	Huron Consulting Group Inc.	16,620	820
*	TrueBlue Inc.	29,689	807
*	Great Lakes Dredge & Dock Corp.	55,485	783
*	American Woodmark Corp.	14,178	760
	DHT Holdings Inc.	119,878	754
*	Donnelley Financial Solutions Inc.	23,393	751
	Scorpio Tankers Inc.	41,938	729
	International Seaways Inc.	39,204	717
*	Beacon Roofing Supply Inc.	11,839	707
*	Repay Holdings Corp. Class A	40,942	707
*	Conduent Inc.	144,043	701

46

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Wabash National Corp.	39,452	672
	Quanex Building Products Corp.	28,270	646
	Kelly Services Inc. Class A	30,241	642
*	Ranpak Holdings Corp. Class A	26,357	638
	Costamare Inc.	44,659	603
	Gorman-Rupp Co.	15,977	595
*	Cross Country Healthcare Inc.	26,394	589
	Heartland Express Inc.	40,160	577
*	Sterling Construction Co. Inc.	18,822	556
*	PGT Innovations Inc.	25,649	552
	Genco Shipping & Trading Ltd.	27,769	535
	Insteel Industries Inc.	14,378	534
	McGrath RentCorp.	6,500	528
*	ASGN Inc.	4,610	511
*	Advantage Solutions Inc.	64,405	507
	Argan Inc.	12,896	501
	Aerojet Rocketdyne Holdings Inc.	12,882	499
*	Manitowoc Co. Inc.	28,959	479
*	Thermon Group Holdings Inc.	27,773	475
*	BrightView Holdings Inc.	34,551	467
*	Titan Machinery Inc.	16,338	463
*	Ducommun Inc.	9,155	462
	Resources Connection Inc.	26,857	446
*	Vectrus Inc.	9,728	446
	Chase Corp.	4,767	438
	VSE Corp.	8,924	425
*	DXP Enterprises Inc.	14,669	421
*	FARO Technologies Inc.	7,678	420
	Ennis Inc.	22,136	416
*	Vivint Smart Home Inc.	56,738	408
*	Titan International Inc.	36,296	406
*	Dycom Industries Inc.	4,625	403
	Heidrick & Struggles International Inc.	9,295	397
	Eagle Bulk Shipping Inc.	7,539	397
	Cass Information Systems Inc.	9,872	391
*	Modine Manufacturing Co.	38,583	390
*,1	Ideanomics Inc.	370,845	389
	Barrett Business Services Inc.	6,308	379
*	Yellow Corp.	40,113	361
*	Tutor Perini Corp.	35,894	352
	Pactiv Evergreen Inc.	36,311	349
*	Hyliion Holdings Corp.	79,729	344
	Nordic American Tankers Ltd.	141,536	342
	National Presto Industries Inc.	4,286	341
*	Astronics Corp.	22,448	330
*	Vishay Precision Group Inc.	10,478	329
*	Itron Inc.	6,826	325
	Hyster-Yale Materials Handling Inc.	8,429	323
*	SPX Corp.	6,224	316
*	MYR Group Inc.	3,512	315
*	Meritor Inc.	8,836	315
	Dorian LPG Ltd.	21,525	297
*,1	Workhorse Group Inc.	92,082	288
*	Teekay Tankers Ltd. Class A	20,122	288
*,1	View Inc.	117,806	285
	REV Group Inc.	20,498	277
	Miller Industries Inc.	8,900	276
		Shares	Market Value• ($000)
	Myers Industries Inc.	16,272	270
*	Ferro Corp.	11,800	256
	Kronos Worldwide Inc.	15,996	236
	Luxfer Holdings plc	13,371	233
*	Covenant Logistics Group Inc. Class A	10,290	232
*	Babcock & Wilcox Enterprises Inc.	33,001	231
*	Desktop Metal Inc. Class A	55,435	231
	Caesarstone Ltd.	19,129	229
*	Flywire Corp.	8,474	229
	Park Aerospace Corp.	16,414	228
*	Radiant Logistics Inc.	32,833	227
*	Safe Bulkers Inc.	53,486	224
	Greif Inc. Class B	3,772	215
*,1	Custom Truck One Source Inc.	26,668	210
*	Teekay Corp.	58,660	198
	United States Lime & Minerals Inc.	1,635	192
*	PAM Transportation Services Inc.	2,557	172
*	Sterling Check Corp.	8,035	169
	Powell Industries Inc.	7,648	162
*	Concrete Pumping Holdings Inc.	21,604	161
*	Infrastructure and Energy Alternatives Inc.	14,655	159
*	Acacia Research Corp.	41,018	157
*	Blue Bird Corp.	6,787	145
*	CECO Environmental Corp.	25,941	140
	Preformed Line Products Co.	2,480	138
*	Hireright Holdings Corp.	10,488	137
	Alamo Group Inc.	981	136
*	Commercial Vehicle Group Inc.	16,917	135
*	INNOVATE Corp.	39,843	133
*	CS Disco Inc.	3,495	132
*	Aersale Corp.	8,288	130
	Lindsay Corp.	882	116
*	Atlas Technical Consultants Inc.	9,998	115
*	Mistras Group Inc.	17,068	114
	Park-Ohio Holdings Corp.	7,128	113
*	US Xpress Enterprises Inc. Class A	23,149	105
	CRA International Inc.	945	84
*	Willis Lease Finance Corp.	2,314	81
*	Mayville Engineering Co. Inc.	7,585	78
*	First Advantage Corp.	4,707	76
	Cadre Holdings Inc.	3,326	73
*	StarTek Inc.	14,106	62
*	Willdan Group Inc.	1,875	61
*	Rekor Systems Inc.	9,862	47
*	AvidXchange Holdings Inc.	3,458	33
	Allied Motion Technologies Inc.	803	28
	Universal Logistics Holdings Inc.	1,266	24
*	AgEagle Aerial Systems Inc.	20,250	24
*	Target Hospitality Corp.	6,616	21
*	Team Inc.	22,082	21
*	Remitly Global Inc.	1,691	18
	Hirequest Inc.	661	12
			171,096
Other (0.0%)[3]
*,2	Media General Inc. CVR	35,434	1

47

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*,2	Aduro Biotech Inc. CVR	724	1
*,2	Ferroglobe Unit	19,424	—
			2
Real Estate (11.5%)
	STAG Industrial Inc.	150,245	5,854
	Terreno Realty Corp.	62,841	4,323
	Kite Realty Group Trust	184,678	4,050
	Agree Realty Corp.	58,592	3,759
	LXP Industrial Trust	237,962	3,679
	Healthcare Realty Trust Inc.	125,692	3,278
	Apple Hospitality REIT Inc.	182,766	3,233
	PotlatchDeltic Corp.	56,220	3,086
	Physicians Realty Trust	187,773	3,053
*	Digitalbridge Group Inc.	414,890	3,008
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	61,610	2,917
	Broadstone Net Lease Inc.	134,145	2,906
	Macerich Co.	182,810	2,797
*	Equity Commonwealth	100,055	2,658
	Outfront Media Inc.	99,085	2,646
	Sabra Health Care REIT Inc.	194,450	2,611
	Essential Properties Realty Trust Inc.	102,863	2,600
	Corporate Office Properties Trust	96,566	2,531
	Pebblebrook Hotel Trust	111,324	2,506
	SITE Centers Corp.	147,814	2,299
	Independence Realty Trust Inc.	89,711	2,267
	Kennedy-Wilson Holdings Inc.	101,064	2,238
	Uniti Group Inc.	167,254	2,169
	National Health Investors Inc.	37,259	1,986
	RLJ Lodging Trust	140,732	1,969
*	Sunstone Hotel Investors Inc.	185,147	1,959
	Brandywine Realty Trust	144,694	1,929
	Retail Opportunity Investments Corp.	101,055	1,835
	Innovative Industrial Properties Inc.	9,729	1,834
	Urban Edge Properties	98,863	1,801
*	Xenia Hotels & Resorts Inc.	97,029	1,799
	Piedmont Office Realty Trust Inc. Class A	105,524	1,798
*	Realogy Holdings Corp.	98,219	1,786
	Paramount Group Inc.	159,310	1,783
	Four Corners Property Trust Inc.	65,805	1,736
*	DiamondRock Hospitality Co.	178,209	1,702
	Washington REIT	72,147	1,685
	Acadia Realty Trust	73,997	1,586
	American Assets Trust Inc.	42,550	1,556
	Easterly Government Properties Inc. Class A	73,807	1,537
	CareTrust REIT Inc.	82,495	1,444
	Alexander & Baldwin Inc.	61,824	1,387
	NexPoint Residential Trust Inc.	15,378	1,307
	Global Net Lease Inc.	89,096	1,266
*	Veris Residential Inc.	74,905	1,266
	Industrial Logistics Properties Trust	55,433	1,240
	Service Properties Trust	142,193	1,227
	Empire State Realty Trust Inc. Class A	121,982	1,154
		Shares	Market Value• ($000)
	Centerspace	12,268	1,153
	LTC Properties Inc.	33,235	1,124
	Preferred Apartment Communities Inc. Class A	44,485	1,124
	Tanger Factory Outlet Centers Inc.	63,563	1,060
	Office Properties Income Trust	41,201	1,032
	Getty Realty Corp.	34,851	960
	RPT Realty	72,088	934
*	Apartment Investment and Management Co. Class A	128,018	914
*	Marcus & Millichap Inc.	18,169	904
*	Summit Hotel Properties Inc.	88,684	877
	Global Medical REIT Inc.	51,555	809
	Armada Hoffler Properties Inc.	51,709	759
	NETSTREIT Corp.	33,570	743
	Necessity Retail REIT Inc.	100,701	709
	Plymouth Industrial REIT Inc.	26,355	687
*	Radius Global Infrastructure Inc. Class A (XNMS)	49,848	641
	City Office REIT Inc.	36,070	621
	GEO Group Inc.	99,545	593
	Diversified Healthcare Trust	204,202	588
*	Chatham Lodging Trust	41,444	570
	Ares Commercial Real Estate Corp.	36,933	541
*	CorePoint Lodging Inc.	33,221	531
	Franklin Street Properties Corp.	86,449	500
	Gladstone Commercial Corp.	22,727	482
	RE/MAX Holdings Inc. Class A	16,013	475
	Urstadt Biddle Properties Inc. Class A	25,096	473
	Whitestone REIT	39,303	463
	Phillips Edison & Co. Inc.	13,879	449
	PS Business Parks Inc.	2,575	410
	One Liberty Properties Inc.	13,573	394
*	Douglas Elliman Inc.	52,295	394
	Safehold Inc.	5,788	355
	RMR Group Inc. Class A	11,549	337
*	FRP Holdings Inc.	5,640	327
*	Ryman Hospitality Properties Inc.	3,670	323
*	Seritage Growth Properties Class A	31,709	323
	Gladstone Land Corp.	10,777	322
	CTO Realty Growth Inc.	4,946	310
	Community Healthcare Trust Inc.	7,313	305
*	Tejon Ranch Co.	17,579	298
*	Braemar Hotels & Resorts Inc.	48,901	291
	Farmland Partners Inc.	24,492	286
*	Hersha Hospitality Trust Class A	27,267	252
	BRT Apartments Corp.	9,779	215
*	Forestar Group Inc.	10,711	196
	Postal Realty Trust Inc. Class A	10,629	185
*	Ashford Hospitality Trust Inc.	14,331	123
	UMH Properties Inc.	5,266	121
	Indus Realty Trust Inc.	1,235	94
	CatchMark Timber Trust Inc. Class A	12,059	92

48

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Universal Health Realty Income Trust	842	48
	Retail Value Inc.	14,596	45
	Saul Centers Inc.	783	36
	Clipper Realty Inc.	1,174	11
	Bridge Investment Group Holdings Inc. Class A	229	5
			137,854
Technology (4.4%)
*	Verint Systems Inc.	54,843	2,755
*	Rambus Inc.	92,668	2,502
*	Onto Innovation Inc.	28,411	2,449
*	LiveRamp Holdings Inc.	56,259	2,428
*	Sanmina Corp.	54,045	2,150
*	Allscripts Healthcare Solutions Inc.	104,310	2,030
*	Insight Enterprises Inc.	19,126	1,989
	Vishay Intertechnology Inc.	98,056	1,882
*	NetScout Systems Inc.	59,746	1,860
*	Bottomline Technologies DE Inc.	31,570	1,788
	Amkor Technology Inc.	69,059	1,566
*	Covetrus Inc.	88,171	1,562
	Xperi Holding Corp.	89,490	1,550
*	E2open Parent Holdings Inc.	169,706	1,524
	Methode Electronics Inc.	32,509	1,484
*	Super Micro Computer Inc.	37,222	1,462
*	Veeco Instruments Inc.	42,473	1,213
*	TTM Technologies Inc.	89,180	1,121
*	Ping Identity Holding Corp.	52,975	1,115
*	ePlus Inc.	22,726	1,066
*	Photronics Inc.	51,079	941
	CSG Systems International Inc.	14,844	916
	CTS Corp.	21,295	808
	Benchmark Electronics Inc.	30,770	804
*	Parsons Corp.	22,217	770
*	Diodes Inc.	8,362	749
	KBR Inc.	14,922	741
*	PDF Solutions Inc.	25,761	705
*	ScanSource Inc.	21,629	683
*	NeoPhotonics Corp.	43,328	663
	Ebix Inc.	22,419	662
*	Rogers Corp.	1,946	531
	PC Connection Inc.	9,364	457
*	II-VI Inc.	6,504	452
*	Fabrinet	4,360	437
*	Limelight Networks Inc.	105,365	412
*	Aeva Technologies Inc.	89,185	375
*	FormFactor Inc.	8,194	332
*	Kimball Electronics Inc.	19,250	332
*,1	Cleanspark Inc.	29,457	312
*	Ichor Holdings Ltd.	8,327	293
*	Asana Inc. Class A	5,009	274
*	TrueCar Inc.	81,572	272
*	AXT Inc.	34,045	254
*	Unisys Corp.	11,733	251
*	Plexus Corp.	2,726	222
*	Envestnet Inc.	2,924	219
*	GAN Ltd.	30,297	202
*	Smith Micro Software Inc.	43,831	182
*	Alpha & Omega Semiconductor Ltd.	3,392	182
*	Cohu Inc.	5,344	167
*	3D Systems Corp.	9,218	164
*	comScore Inc.	59,366	156
*	Yelp Inc. Class A	4,574	155
		Shares	Market Value• ($000)
*	Rackspace Technology Inc.	12,831	143
*	Daktronics Inc.	30,798	142
*	DigitalOcean Holdings Inc.	2,351	139
*	ChannelAdvisor Corp.	7,306	131
*	SecureWorks Corp. Class A	8,366	129
*	Quantum Corp.	49,129	128
	American Software Inc. Class A	5,780	127
*	ON24 Inc.	8,161	127
*	GTY Technologies Holdings Inc.	26,963	120
	A10 Networks Inc.	8,383	119
*	eGain Corp.	9,210	109
*	EMCORE Corp.	26,018	101
*	Agilysys Inc.	2,356	99
*	VirnetX Holding Corp.	53,187	97
*	Enfusion Inc. Class A	4,449	74
*	EngageSmart Inc.	3,301	73
*	Xometry Inc. Class A	1,475	72
*	Groupon Inc. Class A	2,785	60
*	Model N Inc.	2,383	59
*	Benefitfocus Inc.	5,542	56
*	MeridianLink Inc.	2,477	49
*	Intapp Inc.	2,072	48
*	Couchbase Inc.	2,142	45
*,1	EverCommerce Inc.	3,217	39
	Hackett Group Inc.	1,608	33
*	Identiv Inc.	1,442	30
*	Alkami Technology Inc.	1,662	26
*	Arteris Inc.	1,664	25
*	1stdibs.com Inc.	2,172	24
*	Stronghold Digital Mining Inc. Class A	1,640	21
*	Mediaalpha Inc. Class A	1,405	20
	NVE Corp.	234	13
*	Informatica Inc. Class A	615	12
*	Weave Communications Inc.	1,022	10
*	SkyWater Technology Inc.	460	5
*	Freshworks Inc. Class A	270	5
*	Expensify Inc. Class A	203	4
*	Amplitude Inc. Class A	114	2
*	Thoughtworks Holding Inc.	92	2
*	NerdWallet Inc. Class A	189	2
*	UserTesting Inc.	212	2
*	Society Pass Inc.	633	2
*	ForgeRock Inc. Class A	93	1
*	Gitlab Inc. Class A	20	1
*	Backblaze Inc. Class A	125	1
*	Braze Inc. Class A	21	1
			53,099
Telecommunications (1.2%)
	Telephone and Data Systems Inc.	85,989	1,492
*	Liberty Latin America Ltd. Class C	133,647	1,349
	InterDigital Inc.	15,679	1,010
*	Iridium Communications Inc.	24,966	988
	ADTRAN Inc.	38,384	790
*	EchoStar Corp. Class A	31,966	778
*	NETGEAR Inc.	24,910	663
*,1	Gogo Inc.	46,364	660
	Shenandoah Telecommunications Co.	27,490	614
*	Plantronics Inc.	21,117	595
*	Harmonic Inc.	62,419	581
*	Digi International Inc.	28,492	572

49

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Comtech Telecommunications Corp.	21,889	450
*	Calix Inc.	8,099	440
*	Consolidated Communications Holdings Inc.	61,514	438
*	Viavi Solutions Inc.	23,912	392
*	Anterix Inc.	6,853	365
*	United States Cellular Corp.	12,967	357
*	Liberty Latin America Ltd. Class A	33,437	336
	ATN International Inc.	9,371	312
*	WideOpenWest Inc.	16,588	282
*	Inseego Corp.	57,243	270
*	Aviat Networks Inc.	9,231	261
*	Ribbon Communications Inc.	59,281	180
*	IDT Corp. Class B	4,147	150
*	Ooma Inc.	7,754	130
*	DZS Inc.	8,193	119
*	KVH Industries Inc.	12,695	109
*,1	Globalstar Inc.	64,099	76
*	Hemisphere Media Group Inc. Class A	13,550	73
*	Kaltura Inc.	7,804	18
*	IHS Holding Ltd.	369	4
			14,854
Utilities (5.1%)
	Portland General Electric Co.	76,754	3,897
	Black Hills Corp.	54,609	3,822
	ONE Gas Inc.	44,899	3,731
	Brookfield Infrastructure Corp. Class A (XTSE)	52,705	3,713
	Southwest Gas Holdings Inc.	51,503	3,654
	New Jersey Resources Corp.	82,290	3,589
	PNM Resources Inc.	72,883	3,292
	South Jersey Industries Inc.	87,921	2,983
	Spire Inc.	43,251	2,903
	ALLETE Inc.	44,780	2,818
	Ormat Technologies Inc. (XNYS)	38,590	2,753
	NorthWestern Corp.	45,102	2,728
	Avista Corp.	60,432	2,697
	California Water Service Group	44,687	2,544
	MGE Energy Inc.	31,103	2,240
	Chesapeake Utilities Corp.	14,673	1,951
	Clearway Energy Inc. Class C	51,742	1,728
	SJW Group	23,607	1,540
	Northwest Natural Holding Co.	26,052	1,355
	American States Water Co.	15,115	1,272
*	Sunnova Energy International Inc.	62,854	1,267
*	US Ecology Inc.	23,791	1,129
	Middlesex Water Co.	9,284	928
	Clearway Energy Inc. Class A	22,761	696
	Unitil Corp.	13,419	678
*	Harsco Corp.	38,227	455
		Shares	Market Value• ($000)
	Artesian Resources Corp. Class A	6,866	319
*	Casella Waste Systems Inc. Class A	3,243	245
*	Heritage-Crystal Clean Inc.	8,035	225
	York Water Co.	4,206	189
	Aris Water Solution Inc. Class A	9,046	132
*	Cadiz Inc.	16,732	43
*	Pure Cycle Corp.	1,761	21
	Via Renewables Inc. Class A	1,023	11
			61,548
Total Common Stocks (Cost $1,245,951)			1,200,588
		Face Amount ($000)
Corporate Bonds (0.0%)
[4]	GAMCO Investors Inc., 5.000% coupon rate effective 6/15/22 4.000%, 6/15/23 (Cost $1)	1	1
		Shares
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[5,6]	Vanguard Market Liquidity Fund, 0.138% (Cost $10,571)	105,734	10,572
Total Investments (100.8%) (Cost $1,256,523)			1,211,161
Other Assets and Liabilities—Net (-0.8%)			(10,083)
Net Assets (100%)			1,201,078
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,175,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Step bond.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $10,572,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

50

Russell 2000 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2022	12	1,227	23

See accompanying Notes, which are an integral part of the Financial Statements.
51

Russell 2000 Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,245,952)	1,200,589
Affiliated Issuers (Cost $10,571)	10,572
Total Investments in Securities	1,211,161
Investment in Vanguard	52
Cash Collateral Pledged—Futures Contracts	110
Receivables for Investment Securities Sold	3,115
Receivables for Accrued Income	1,019
Receivables for Capital Shares Issued	164
Variation Margin Receivable—Futures Contracts	5
Total Assets	1,215,626
Liabilities
Due to Custodian	673
Payables for Investment Securities Purchased	3,222
Collateral for Securities on Loan	10,572
Payables for Capital Shares Redeemed	23
Payables to Vanguard	58
Total Liabilities	14,548
Net Assets	1,201,078
At February 28, 2022, net assets consisted of:

Paid-in Capital	1,199,384
Total Distributable Earnings (Loss)	1,694
Net Assets	1,201,078

ETF Shares—Net Assets
Applicable to 7,175,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	997,872
Net Asset Value Per Share—ETF Shares	$139.08

Institutional Shares—Net Assets
Applicable to 740,717 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	203,206
Net Asset Value Per Share—Institutional Shares	$274.34

See accompanying Notes, which are an integral part of the Financial Statements.
52

Russell 2000 Value Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends[1]	9,319
Interest[2]	1
Securities Lending—Net	128
Total Income	9,448
Expenses
The Vanguard Group—Note B
Investment Advisory Services	27
Management and Administrative—ETF Shares	665
Management and Administrative—Institutional Shares	61
Marketing and Distribution—ETF Shares	20
Marketing and Distribution—Institutional Shares	6
Custodian Fees	48
Shareholders’ Reports—ETF Shares	26
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Other Expenses	8
Total Expenses	861
Net Investment Income	8,587
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	151,592
Futures Contracts	(279)
Realized Net Gain (Loss)	151,313
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(202,298)
Futures Contracts	(33)
Change in Unrealized Appreciation (Depreciation)	(202,331)
Net Increase (Decrease) in Net Assets Resulting from Operations	(42,431)
1	Dividends are net of foreign withholding taxes of $12,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,000, ($3,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $144,244,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
53

Russell 2000 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,587	13,150
Realized Net Gain (Loss)	151,313	131,754
Change in Unrealized Appreciation (Depreciation)	(202,331)	143,464
Net Increase (Decrease) in Net Assets Resulting from Operations	(42,431)	288,368
Distributions
ETF Shares	(11,799)	(9,366)
Institutional Shares	(2,438)	(1,795)
Total Distributions	(14,237)	(11,161)
Capital Share Transactions
ETF Shares	11,484	496,571
Institutional Shares	8,309	73,727
Net Increase (Decrease) from Capital Share Transactions	19,793	570,298
Total Increase (Decrease)	(36,875)	847,505
Net Assets
Beginning of Period	1,237,953	390,448
End of Period	1,201,078	1,237,953

See accompanying Notes, which are an integral part of the Financial Statements.
54

Russell 2000 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$143.88	$91.76	$99.51	$119.05	$100.96	$90.64
Investment Operations
Net Investment Income[1]	.968	1.998	1.868	1.912	1.905	1.736
Net Realized and Unrealized Gain (Loss) on Investments	(4.086)	51.982	(7.771)	(19.589)	18.070	10.358
Total from Investment Operations	(3.118)	53.980	(5.903)	(17.677)	19.975	12.094
Distributions
Dividends from Net Investment Income	(1.682)	(1.860)	(1.847)	(1.863)	(1.885)	(1.774)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.682)	(1.860)	(1.847)	(1.863)	(1.885)	(1.774)
Net Asset Value, End of Period	$139.08	$143.88	$91.76	$99.51	$119.05	$100.96
Total Return	-2.18%	59.34%	-6.05%	-14.93%	19.96%	13.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$998	$1,036	$303	$251	$223	$172
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.47%	1.52%	1.99%	1.83%	1.73%	1.76%
Portfolio Turnover Rate[2]	5%	45%	38%	27%	30%	36%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
55

Russell 2000 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$283.82	$180.98	$196.24	$234.81	$199.13	$178.76
Investment Operations
Net Investment Income[1]	2.055	4.212	3.783	3.966	4.029	3.737
Net Realized and Unrealized Gain (Loss) on Investments	(8.124)	102.428	(15.303)	(38.670)	35.618	20.356
Total from Investment Operations	(6.069)	106.640	(11.520)	(34.704)	39.647	24.093
Distributions
Dividends from Net Investment Income	(3.411)	(3.800)	(3.740)	(3.866)	(3.967)	(3.723)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.411)	(3.800)	(3.740)	(3.866)	(3.967)	(3.723)
Net Asset Value, End of Period	$274.34	$283.82	$180.98	$196.24	$234.81	$199.13
Total Return	-2.15%	59.46%	-5.97%	-14.88%	20.10%	13.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$203	$202	$88	$140	$151	$146
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.57%	1.67%	2.04%	1.90%	1.85%	1.88%
Portfolio Turnover Rate[2]	5%	45%	38%	27%	30%	36%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
56

Russell 2000 Value Index Fund
Notes to Financial Statements
Vanguard Russell 2000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
57

Russell 2000 Value Index Fund
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds
58

Russell 2000 Value Index Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $52,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
59

Russell 2000 Value Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,200,586	—	2	1,200,588
Corporate Bonds	—	1	—	1
Temporary Cash Investments	10,572	—	—	10,572
Total	1,211,158	1	2	1,211,161
Derivative Financial Instruments
Assets
Futures Contracts[1]	23	—	—	23
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,261,635
Gross Unrealized Appreciation	84,805
Gross Unrealized Depreciation	(135,256)
Net Unrealized Appreciation (Depreciation)	(50,451)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $100,542,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $589,007,000 of investment securities and sold $572,539,000 of investment securities, other than temporary cash investments. Purchases and sales include $502,788,000 and $505,164,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six
60

Russell 2000 Value Index Fund
months ended February 28, 2022, such purchases were $7,451,000 and sales were $8,692,000, resulting in net realized loss of $117,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	517,066	3,625	880,493	6,600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(505,582)	(3,650)	(383,922)	(2,700)
Net Increase (Decrease)—ETF Shares	11,484	(25)	496,571	3,900
Institutional Shares
Issued	9,396	33	120,164	430
Issued in Lieu of Cash Distributions	2,437	9	1,795	8
Redeemed	(3,524)	(13)	(48,232)	(210)
Net Increase (Decrease)—Institutional Shares	8,309	29	73,727	228
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
61

Russell 2000 Growth Index Fund
Fund Allocation
As of February 28, 2022
Basic Materials	3.7%
Consumer Discretionary	16.2
Consumer Staples	3.6
Energy	3.3
Financials	5.6
Health Care	23.9
Industrials	16.4
Real Estate	3.2
Technology	20.8
Telecommunications	2.3
Utilities	1.0
Other	0.0
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
62

Russell 2000 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (100.0%)
Basic Materials (3.7%)
	UFP Industries Inc.	39,388	3,377
	Balchem Corp.	23,343	3,229
	Cabot Corp.	40,566	2,968
*	Livent Corp.	117,552	2,768
*,1	MP Materials Corp.	54,812	2,501
*	Ingevity Corp.	28,707	1,959
	Quaker Chemical Corp.	9,752	1,810
	Trinseo plc	28,130	1,462
	Compass Minerals International Inc.	24,780	1,453
	Sensient Technologies Corp.	15,851	1,302
	GrafTech International Ltd.	128,549	1,296
*	Novagold Resources Inc.	171,605	1,198
	Mueller Industries Inc.	15,698	896
*,1	Energy Fuels Inc.	97,121	793
*	Uranium Energy Corp.	187,101	747
	Orion Engineered Carbons SA	43,658	678
	Hecla Mining Co.	112,621	649
*	RBC Bearings Inc.	2,886	559
*	Coeur Mining Inc.	125,375	539
	Innospec Inc.	5,509	526
	Boise Cascade Co.	6,114	489
	Materion Corp.	5,696	476
	Hawkins Inc.	9,286	420
	Avient Corp.	6,875	360
	Omega Flex Inc.	2,259	328
*,1	Meta Materials Inc.	145,510	313
	Ryerson Holding Corp.	7,377	193
	Tredegar Corp.	15,976	184
*	Ur-Energy Inc.	117,568	174
	Stepan Co.	1,434	149
	Kaiser Aluminum Corp.	1,456	140
*	Gatos Silver Inc.	28,019	94
*	Perpetua Resources Corp.	24,219	87
	Schnitzer Steel Industries Inc. Class A	1,600	78
	American Vanguard Corp.	4,773	72
*	Amyris Inc.	13,687	62
*	Marrone Bio Innovations Inc.	74,842	52
*	Century Aluminum Co.	2,129	50
*	Zymergen Inc.	11,093	42
*	Polymet Mining Corp.	7,362	20
			34,493
		Shares	Market Value• ($000)
Consumer Discretionary (16.2%)
	Texas Roadhouse Inc. Class A	50,677	4,810
*	BJ's Wholesale Club Holdings Inc.	74,120	4,660
*	Scientific Games Corp. Class A	69,698	4,385
*	Fox Factory Holding Corp.	30,598	3,611
*	Helen of Troy Ltd.	17,448	3,589
*	Crocs Inc.	42,224	3,535
*	Asbury Automotive Group Inc.	16,780	3,257
*	Hilton Grand Vacations Inc.	61,854	3,208
	Murphy USA Inc.	17,481	3,160
	Wingstop Inc.	21,643	3,146
	Papa John's International Inc.	23,985	2,562
*	Skyline Champion Corp.	38,095	2,561
	Steven Madden Ltd.	58,470	2,494
*	Visteon Corp.	20,064	2,411
*	Sonos Inc.	87,210	2,389
	American Eagle Outfitters Inc.	110,011	2,319
	Cracker Barrel Old Country Store Inc.	17,154	2,303
	LCI Industries	17,945	2,235
	International Game Technology plc	72,515	2,220
	Red Rock Resorts Inc. Class A	43,116	2,168
*	National Vision Holdings Inc.	59,012	2,164
	Signet Jewelers Ltd.	29,809	2,102
*	Gentherm Inc.	24,093	2,044
*	Shake Shack Inc. Class A	27,080	2,023
*	LGI Homes Inc.	15,621	1,970
*	Allegiant Travel Co.	11,124	1,937
	Kontoor Brands Inc.	37,464	1,856
*	Boot Barn Holdings Inc.	21,151	1,841
*	Houghton Mifflin Harcourt Co.	86,329	1,809
*	Dorman Products Inc.	19,084	1,783
*	Overstock.com Inc.	31,141	1,772
*	Bloomin' Brands Inc.	64,092	1,577
	Winnebago Industries Inc.	23,330	1,495
*	Everi Holdings Inc.	61,727	1,444
*	Cheesecake Factory Inc.	33,338	1,427
*	SeaWorld Entertainment Inc.	20,559	1,427
*	Sally Beauty Holdings Inc.	81,646	1,411
*	Brinker International Inc.	32,862	1,398
63

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Cardlytics Inc.	23,437	1,359
	Wolverine World Wide Inc.	58,821	1,355
*,1	Fisker Inc.	108,692	1,326
*	Cavco Industries Inc.	4,733	1,290
	Rent-A-Center Inc.	44,579	1,266
	Inter Parfums Inc.	12,925	1,200
*	Cinemark Holdings Inc.	64,854	1,138
*	iRobot Corp.	17,686	1,099
	Dana Inc.	56,499	1,052
*	Malibu Boats Inc. Class A	14,947	1,041
	Dine Brands Global Inc.	11,751	985
*	Urban Outfitters Inc.	34,960	962
*	XPEL Inc.	12,921	938
	Camping World Holdings Inc. Class A	30,134	925
*	elf Beauty Inc.	34,767	919
	Century Communities Inc.	14,089	898
*	Tenneco Inc. Class A	45,038	868
*	Bally's Corp.	23,775	856
	Sturm Ruger & Co. Inc.	11,610	841
*	GoPro Inc. Class A	93,708	806
*	iHeartMedia Inc. Class A	37,100	796
*	Revolve Group Inc.	16,376	777
*	Stitch Fix Inc. Class A	59,501	747
*	Arko Corp.	87,992	735
	Buckle Inc.	20,361	733
*	Liberty Media Corp.- Liberty Braves Class C	28,838	712
*	Golden Entertainment Inc.	12,399	706
	Monro Inc.	14,701	686
*,1	Blink Charging Co.	26,319	647
*	Children's Place Inc.	10,141	638
*	Sun Country Airlines Holdings Inc.	23,379	632
*	Dave & Buster's Entertainment Inc.	14,408	624
	Smith & Wesson Brands Inc.	34,456	607
*	Monarch Casino & Resort Inc.	7,750	604
	Ruth's Hospitality Group Inc.	23,921	593
*	Designer Brands Inc. Class A	43,946	573
*	Arlo Technologies Inc.	61,370	570
	Caleres Inc.	26,916	559
*	Denny's Corp.	34,306	543
*	Accel Entertainment Inc. Class A	40,497	530
*	Central Garden & Pet Co. Class A	11,626	512
*	RealReal Inc.	57,446	512
*	Sleep Number Corp.	7,739	508
*	Viad Corp.	14,503	507
	MDC Holdings Inc.	11,172	495
*	BJ's Restaurants Inc.	15,011	481
*	2U Inc.	44,345	466
*,1	Corsair Gaming Inc.	19,565	452
*	AMC Networks Inc. Class A	10,692	443
	Clarus Corp.	19,074	434
*	Quotient Technology Inc.	64,754	430
*	QuinStreet Inc.	36,436	410
	KB Home	10,454	404
*	Latham Group Inc.	22,928	401
	Hibbett Inc.	8,843	399
*	Adient plc	8,862	397
	RCI Hospitality Holdings Inc.	6,069	394
*	Lindblad Expeditions Holdings Inc.	22,174	393
		Shares	Market Value• ($000)
*	Lovesac Co.	9,206	391
*	Rush Street Interactive Inc.	37,698	389
*	Master Craft Boat Holdings Inc.	13,526	387
*	American Axle & Manufacturing Holdings Inc.	40,881	379
	OneWater Marine Inc. Class A	7,382	375
*	Sportsman's Warehouse Holdings Inc.	31,811	363
*	MarineMax Inc.	7,882	361
*	America's Car-Mart Inc.	3,722	358
*	Party City Holdco Inc.	79,758	345
*	Funko Inc. Class A	19,715	344
	Shoe Carnival Inc.	11,747	343
	Acushnet Holdings Corp.	7,503	329
*	Liquidity Services Inc.	19,046	328
*,1	Frontier Group Holdings Inc.	25,242	325
*	Taylor Morrison Home Corp. Class A	10,294	304
*	AMMO Inc.	63,821	301
*	Selectquote Inc.	96,267	299
*	1-800-Flowers.com Inc. Class A	19,237	298
*,1	Portillo's Inc. Class A	11,749	294
*	CarParts.com Inc.	35,009	293
*	Purple Innovation Inc. Class A	41,316	249
*	Golden Nugget Online Gaming Inc.	28,577	246
*	Life Time Group Holdings Inc.	15,746	245
*	Century Casinos Inc.	19,542	240
*,1	Vuzix Corp.	42,111	238
*	Citi Trends Inc.	6,162	230
*	PROG Holdings Inc.	7,495	230
	Global Industrial Co.	7,249	230
*	Turtle Beach Corp.	9,117	217
*	Chuy's Holdings Inc.	6,623	216
*	Full House Resorts Inc.	23,556	207
*	Noodles & Co. Class A	29,509	202
*	OneSpaWorld Holdings Ltd.	19,537	202
	Winmark Corp.	882	200
*,1	Canoo Inc.	34,389	197
*	Red Robin Gourmet Burgers Inc.	11,048	194
	Johnson Outdoors Inc. Class A	2,344	193
	Jack in the Box Inc.	2,099	181
[1]	Krispy Kreme Inc.	11,645	174
*	ONE Group Hospitality Inc.	14,776	173
*	NEOGAMES SA	7,351	166
*	PlayAGS Inc.	19,467	163
	Sinclair Broadcast Group Inc. Class A	5,292	159
*	Meritage Homes Corp.	1,605	158
*	Kura Sushi USA Inc. Class A	2,988	157
*,1	Eastman Kodak Co.	31,703	151
*	Green Brick Partners Inc.	6,166	143
	Haverty Furniture Cos. Inc.	5,016	142
*	Bed Bath & Beyond Inc.	8,368	141
*	Abercrombie & Fitch Co. Class A	3,654	139
	HNI Corp.	3,412	139
*	Thryv Holdings Inc.	4,581	139
*	Tri Pointe Homes Inc.	6,097	136
*	Romeo Power Inc.	73,316	134

64

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Kirkland's Inc.	9,522	132
*	F45 Training Holdings Inc.	8,326	128
*	Duluth Holdings Inc. Class B	9,121	127
*	Liberty Media Corp.- Liberty Braves Class A	4,889	125
	Franchise Group Inc.	2,921	123
	Interface Inc. Class A	9,171	120
*,1	Arcimoto Inc.	20,263	119
*	WW International Inc.	11,331	115
*	PowerSchool Holdings Inc. Class A	7,027	111
*	Cars.com Inc.	6,797	110
*	Central Garden & Pet Co.	2,307	109
*	European Wax Center Inc. Class A	4,347	108
	Carriage Services Inc. Class A	2,178	107
*	Integral Ad Science Holding Corp.	5,547	104
	Nathan's Famous Inc.	1,607	93
*	Snap One Holdings Corp.	4,692	92
*	Chico's FAS Inc.	19,310	91
[1]	JOANN Inc.	7,900	90
*	Liberty TripAdvisor Holdings Inc. Class A	42,062	89
*	Clear Channel Outdoor Holdings Inc.	23,264	87
	Guess? Inc.	3,907	86
	Oxford Industries Inc.	957	85
	PriceSmart Inc.	1,140	83
*	First Watch Restaurant Group Inc.	5,468	79
*	Xponential Fitness Inc. Class A	3,729	78
*	Imax Corp.	3,622	75
	Marine Products Corp.	5,791	70
*	Esports Technologies Inc.	7,897	65
*,1	Aterian Inc.	18,665	56
*	Stride Inc.	1,577	53
*	Traeger Inc.	5,325	53
*	Solo Brands Inc. Class A	4,857	51
*	Stoneridge Inc.	3,015	50
*	Regis Corp.	26,848	49
*	Rent the Runway Inc. Class A	7,707	47
[1]	Weber Inc. Class A	3,957	45
*	Drive Shack Inc.	29,887	40
*	LiveOne Inc.	42,949	37
*	HyreCar Inc.	13,113	36
*	Instructure Holdings Inc.	1,585	36
	Superior Group of Cos. Inc.	1,643	34
*	Alta Equipment Group Inc.	2,599	33
*	Outbrain Inc.	2,551	33
*	aka Brands Holding Corp.	4,281	32
	Hamilton Beach Brands Holding Co. Class A	1,962	30
*	Stagwell Inc.	4,025	30
*	Nautilus Inc.	5,885	29
	Escalade Inc.	1,993	26
*	Lulu's Fashion Lounge Holdings Inc.	2,600	26
*	Lordstown Motors Corp. Class A	9,792	25
*	Udemy Inc.	1,818	24
*,1	Dutch Bros Inc. Class A	469	23
*	Torrid Holdings Inc.	2,344	20
*	Shift Technologies Inc.	9,247	19
*	Sweetgreen Inc. Class A	561	14
		Shares	Market Value• ($000)
	Hooker Furnishings Corp.	599	13
*	CuriosityStream Inc.	3,442	13
*	Arhaus Inc.	1,965	13
	National CineMedia Inc.	4,012	12
*	Chicken Soup For The Soul Entertainment Inc.	1,265	12
*	Brilliant Earth Group Inc. Class A	992	9
*	XL Fleet Corp.	3,853	8
	Rocky Brands Inc.	170	7
*	Revlon Inc. Class A	429	4
*	Digital Media Solutions Inc. Class A	1,082	4
*	Allbirds Inc. Class A	389	3
			151,664
Consumer Staples (3.6%)
*	Performance Food Group Co.	100,104	5,610
*	Celsius Holdings Inc.	38,990	2,491
	Sanderson Farms Inc.	12,614	2,253
	WD-40 Co.	9,900	2,098
	Lancaster Colony Corp.	12,052	2,027
	J & J Snack Foods Corp.	10,642	1,742
	Coca-Cola Consolidated Inc.	3,402	1,691
	Energizer Holdings Inc.	49,298	1,646
	Medifast Inc.	8,334	1,550
*	Beauty Health Co.	57,429	1,113
*	Sprouts Farmers Market Inc.	36,508	1,040
*	USANA Health Sciences Inc.	8,633	760
	National Beverage Corp.	17,098	753
	Nu Skin Enterprises Inc. Class A	15,982	741
	MGP Ingredients Inc.	8,576	683
	Utz Brands Inc.	42,460	648
*	Hydrofarm Holdings Group Inc.	28,040	568
	Calavo Growers Inc.	12,481	533
*,1	BellRing Brands Inc. Class A	18,818	481
*,1	Tattooed Chef Inc.	34,437	418
	Andersons Inc.	9,121	416
	Turning Point Brands Inc.	10,446	350
*	Duckhorn Portfolio Inc.	17,608	346
*	GrowGeneration Corp.	40,476	340
	PetMed Express Inc.	12,589	339
	John B Sanfilippo & Son Inc.	4,261	339
*	PLBY Group Inc.	20,681	329
*	22nd Century Group Inc.	115,148	269
*	Vital Farms Inc.	17,709	252
*	Honest Co. Inc.	43,149	249
*,1	AppHarvest Inc.	50,106	191
*	Veru Inc.	33,695	188
	Vector Group Ltd.	14,879	167
*	Simply Good Foods Co.	3,859	153
*	United Natural Foods Inc.	2,604	105
*	Sovos Brands Inc.	7,906	96
*	Vita Coco Co. Inc.	5,641	65
*	Chefs' Warehouse Inc.	1,608	53
	Limoneira Co.	3,079	45
*	NewAge Inc.	56,034	38
*	Mission Produce Inc.	2,768	36
*	Zevia PBC Class A	5,270	33
*	AquaBounty Technologies Inc.	13,110	21
*	Laird Superfood Inc.	3,373	21
*	MedAvail Holdings Inc.	8,704	10
*	Greenlane Holdings Inc. Class A	14,390	8

65

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Real Good Food Co. Inc.	491	3
			33,308
Energy (3.3%)
	Matador Resources Co.	80,033	3,970
*	Southwestern Energy Co.	734,592	3,666
*	Denbury Inc.	36,486	2,651
	Magnolia Oil & Gas Corp. Class A	104,236	2,330
	Cactus Inc. Class A	40,054	2,029
*	Callon Petroleum Co.	29,716	1,675
	Oasis Petroleum Inc.	12,196	1,616
*	Kosmos Energy Ltd.	323,861	1,574
*	Ameresco Inc. Class A	22,345	1,436
*	FuelCell Energy Inc.	206,579	1,239
*	Tellurian Inc.	266,535	1,015
*	SunPower Corp.	45,903	823
*	Stem Inc.	82,249	783
*	Antero Resources Corp.	25,166	577
*	ChampionX Corp.	26,759	573
	Ovintiv Inc. (XNYS)	10,924	501
*	DMC Global Inc.	13,325	392
*	Par Pacific Holdings Inc.	27,321	372
*	TPI Composites Inc.	26,378	357
	Chesapeake Energy Corp.	4,534	350
*	Crescent Energy Inc. Class A	21,456	325
*	Liberty Oilfield Services Inc. Class A	23,202	290
	Arch Resources Inc.	2,122	253
*	Array Technologies Inc.	21,896	246
	Civitas Resources Inc.	4,633	234
*	TETRA Technologies Inc.	67,758	217
*	Laredo Petroleum Inc.	2,434	186
*	Centennial Resource Development Inc. Class A	17,173	151
	Falcon Minerals Corp.	24,795	142
	Warrior Met Coal Inc.	3,895	123
*	NexTier Oilfield Solutions Inc.	13,908	111
*,1	Beam Global	5,653	82
*	Expro Group Holdings NV	4,536	73
*	Talos Energy Inc.	4,288	67
*	FTC Solar Inc.	14,256	67
	Solaris Oilfield Infrastructure Inc. Class A	6,397	66
*	Earthstone Energy Inc. Class A	3,045	40
*	Advent Technologies Holdings Inc.	8,267	21
	Kinetik Holdings Inc.	221	15
*	Fluence Energy Inc.	1,129	15
	Riley Exploration Permian Inc.	205	7
			30,660
Financials (5.6%)
	First Financial Bankshares Inc.	87,474	4,192
	Houlihan Lokey Inc. Class A	32,288	3,321
	Kinsale Capital Group Inc.	15,555	3,263
	RLI Corp.	26,698	2,710
	ServisFirst Bancshares Inc.	30,088	2,629
*	Silvergate Capital Corp. Class A	19,894	2,548
*	Trupanion Inc.	27,624	2,476
*	Focus Financial Partners Inc. Class A	43,090	2,156
	Hamilton Lane Inc. Class A	25,297	1,976
		Shares	Market Value• ($000)
	Artisan Partners Asset Management Inc. Class A	42,380	1,615
*	Triumph Bancorp Inc.	15,962	1,601
*	Open Lending Corp. Class A	75,493	1,573
	Live Oak Bancshares Inc.	23,105	1,478
	Cohen & Steers Inc.	17,985	1,461
	Virtus Investment Partners Inc.	5,270	1,268
	Moelis & Co. Class A	24,394	1,176
*	Palomar Holdings Inc.	17,783	1,146
*,1	Riot Blockchain Inc.	64,507	1,111
*	LendingTree Inc.	8,433	1,020
	StepStone Group Inc. Class A	29,369	1,014
	Brightsphere Investment Group Inc.	41,999	1,003
	Investors Bancorp Inc.	59,011	988
*	BRP Group Inc. Class A	34,273	952
*	Texas Capital Bancshares Inc.	13,858	923
	PJT Partners Inc. Class A	14,422	920
	Cadence Bank	22,116	699
	Eastern Bankshares Inc.	26,056	570
	Glacier Bancorp Inc.	9,427	522
	WisdomTree Investments Inc.	72,420	408
	Pacific Premier Bancorp Inc.	10,307	399
	Meta Financial Group Inc.	6,627	367
	Walker & Dunlop Inc.	2,128	294
	GCM Grosvenor Inc. Class A	28,464	284
*	Blucora Inc.	12,897	257
*	CrossFirst Bankshares Inc.	16,365	257
	PennyMac Mortgage Investment Trust	14,336	224
*	Coastal Financial Corp.	4,661	222
*	Columbia Financial Inc.	10,100	215
*	Axos Financial Inc.	3,868	212
	Veritex Holdings Inc.	5,004	203
	Curo Group Holdings Corp.	14,472	194
	Kearny Financial Corp.	14,308	189
	Greenhill & Co. Inc.	10,272	182
	Goosehead Insurance Inc. Class A	2,079	181
	Stock Yards Bancorp Inc.	3,051	163
	FirstCash Holdings Inc.	2,083	150
	Origin Bancorp Inc.	2,840	131
*	Customers Bancorp Inc.	1,833	113
	Pzena Investment Management Inc. Class A	11,802	109
	Regional Management Corp.	2,113	108
	James River Group Holdings Ltd.	4,043	108
*,1	Marathon Digital Holdings Inc.	4,178	106
*	Southern First Bancshares Inc.	1,767	101
	Five Star Bancorp	3,289	100
	FB Financial Corp.	2,054	91
	Lakeland Financial Corp.	1,108	89
*	NMI Holdings Inc. Class A	3,867	89
*	eHealth Inc.	5,405	84
	Metrocity Bankshares Inc.	3,430	83
*	StoneX Group Inc.	1,016	77
	GAMCO Investors Inc. Class A	3,306	71
	West BanCorp. Inc.	2,079	60
*	Bridgewater Bancshares Inc.	3,436	58

66

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Metropolitan Bank Holding Corp.	463	47
	Value Line Inc.	704	42
*	TPG Inc.	1,040	32
	Waterstone Financial Inc.	1,411	28
	Investors Title Co.	143	27
	RBB Bancorp	1,138	27
	Hingham Institution for Savings	59	21
*	Blue Foundry Bancorp	1,357	19
*	P10 Inc. Class A	1,503	19
	Heritage Insurance Holdings Inc.	1,791	10
	Luther Burbank Corp.	805	10
*	Clearwater Analytics Holdings Inc. Class A	281	6
*	USCB Financial Holdings Inc.	391	5
*	Finwise Bancorp	201	4
			52,587
Health Care (23.9%)
*	Intellia Therapeutics Inc.	50,518	4,994
*	Inspire Medical Systems Inc.	19,481	4,755
*	Shockwave Medical Inc.	24,447	4,333
*	Omnicell Inc.	31,685	4,096
*	Halozyme Therapeutics Inc.	100,220	3,555
*	Arrowhead Pharmaceuticals Inc.	73,249	3,223
*	Biohaven Pharmaceutical Holding Co. Ltd.	27,074	3,214
*	Medpace Holdings Inc.	20,971	3,208
	Ensign Group Inc.	37,995	3,193
*	HealthEquity Inc.	59,136	3,176
*	Intra-Cellular Therapies Inc.	57,079	3,167
	CONMED Corp.	21,042	3,075
*	LHC Group Inc.	22,147	3,016
*	Beam Therapeutics Inc.	37,004	2,899
*	Alkermes plc	116,114	2,887
*	iRhythm Technologies Inc.	21,352	2,760
*	STAAR Surgical Co.	34,352	2,725
*	Neogen Corp.	73,192	2,613
*	LivaNova plc	31,163	2,456
*	Blueprint Medicines Corp.	39,643	2,400
*	R1 RCM Inc.	85,853	2,334
*	AtriCure Inc.	32,403	2,250
*	Arvinas Inc.	34,155	2,214
*	ACADIA Pharmaceuticals Inc.	86,529	2,199
*	Apellis Pharmaceuticals Inc.	51,674	2,198
*	Inari Medical Inc.	24,903	2,191
*	Merit Medical Systems Inc.	33,057	2,150
*	Denali Therapeutics Inc.	65,753	2,141
*	Pacira BioSciences Inc.	32,018	2,135
*	Insmed Inc.	85,432	2,042
*	Fate Therapeutics Inc.	58,699	2,028
*	NuVasive Inc.	37,461	2,027
	Owens & Minor Inc.	43,323	1,913
*	Twist Bioscience Corp.	34,151	1,910
*	Axonics Inc.	33,163	1,882
*	Cytokinetics Inc.	53,204	1,879
	Select Medical Holdings Corp.	79,849	1,848
*	Progyny Inc.	46,740	1,840
*	Glaukos Corp.	33,028	1,827
*	Nevro Corp.	25,104	1,800
*	PTC Therapeutics Inc.	50,240	1,764
		Shares	Market Value• ($000)
*	NeoGenomics Inc.	82,073	1,757
*	Karuna Therapeutics Inc.	16,062	1,687
*	Amicus Therapeutics Inc.	189,871	1,546
*,1	Corcept Therapeutics Inc.	69,207	1,543
*	Ortho Clinical Diagnostics Holdings plc Class H	87,075	1,540
*	Outset Medical Inc.	33,998	1,495
*	Haemonetics Corp.	24,936	1,439
*	CareDx Inc.	36,596	1,405
*	Vericel Corp.	33,677	1,388
*	Global Blood Therapeutics Inc.	44,824	1,354
*	Zentalis Pharmaceuticals Inc.	26,386	1,316
*	Apollo Medical Holdings Inc.	27,229	1,310
*	Surgery Partners Inc.	24,558	1,284
*	Xencor Inc.	40,905	1,281
*	SpringWorks Therapeutics Inc.	21,211	1,200
*,1	Cassava Sciences Inc.	27,689	1,177
*	Ironwood Pharmaceuticals Inc. Class A	106,457	1,145
*	Phreesia Inc.	35,804	1,102
*	Vir Biotechnology Inc.	43,503	1,096
*	Relay Therapeutics Inc.	45,178	1,089
*	NanoString Technologies Inc.	30,416	1,079
*	Health Catalyst Inc.	37,961	1,029
*	CorVel Corp.	6,396	1,017
*	Heska Corp.	7,062	1,003
*	Kymera Therapeutics Inc.	24,916	991
*	Dynavax Technologies Corp.	77,996	956
*	TG Therapeutics Inc.	94,191	930
*	Silk Road Medical Inc.	24,787	920
*	1Life Healthcare Inc.	84,964	918
*	Codexis Inc.	43,855	874
*	Editas Medicine Inc. Class A	49,844	853
	US Physical Therapy Inc.	9,277	853
*	Avid Bioservices Inc.	41,139	843
*	Community Health Systems Inc.	78,182	822
*	RadNet Inc.	32,906	812
*	FibroGen Inc.	56,817	799
*	Madrigal Pharmaceuticals Inc.	8,574	796
*	Celldex Therapeutics Inc.	26,275	786
*	Tenet Healthcare Corp.	9,116	784
*	Protagonist Therapeutics Inc.	32,235	783
*	Cerevel Therapeutics Holdings Inc.	29,525	782
*	Pacific Biosciences of California Inc.	64,949	774
*	Quanterix Corp.	22,332	753
	Atrion Corp.	1,013	725
*	Cerus Corp.	120,899	710
*	Prothena Corp. plc	20,151	697
*	Revance Therapeutics Inc.	50,427	684
*	MEDNAX Inc.	29,077	682
*	Alector Inc.	42,508	673
*	Harmony Biosciences Holdings Inc.	16,533	661
*	Intersect ENT Inc.	24,265	660
*	Accolade Inc.	36,572	658
	LeMaitre Vascular Inc.	13,648	648
*	C4 Therapeutics Inc.	27,706	621
*,1	Recursion Pharmaceuticals Inc. Class A	56,017	613
*	Castle Biosciences Inc.	14,117	611

67

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Keros Therapeutics Inc.	11,359	610
*	Morphic Holding Inc.	15,276	609
*	Cardiovascular Systems Inc.	28,633	603
*	Crinetics Pharmaceuticals Inc.	28,822	577
*	Axsome Therapeutics Inc.	20,279	570
*,1	Senseonics Holdings Inc.	312,641	563
*	Reata Pharmaceuticals Inc. Class A	17,171	562
*	OptimizeRx Corp.	12,386	561
*	OrthoPediatrics Corp.	9,976	559
*	Aclaris Therapeutics Inc.	37,264	555
*	Coherus Biosciences Inc.	46,836	552
*	Karyopharm Therapeutics Inc.	52,155	539
*	Rocket Pharmaceuticals Inc.	29,989	534
*	Anavex Life Sciences Corp.	48,136	528
*	SI-BONE Inc.	23,721	523
*	Alphatec Holdings Inc.	47,032	518
*	Tivity Health Inc.	18,887	515
*	Inogen Inc.	14,330	500
*	Pulmonx Corp.	18,878	496
*	Hanger Inc.	27,287	494
*	Nuvation Bio Inc.	97,584	494
*	Cutera Inc.	12,849	493
*,1	Sorrento Therapeutics Inc.	193,918	491
*	Collegium Pharmaceutical Inc.	25,172	490
*	Alignment Healthcare Inc.	57,837	488
*	Heron Therapeutics Inc.	67,657	480
*,1	Ocugen Inc.	134,395	473
*	Treace Medical Concepts Inc.	21,905	472
*	Artivion Inc.	24,028	470
	Patterson Cos. Inc.	15,608	467
*	Butterfly Network Inc.	89,765	462
*	Sangamo Therapeutics Inc.	78,398	459
*,1	Bionano Genomics Inc.	210,515	450
	Healthcare Services Group Inc.	28,297	448
*	Surmodics Inc.	9,828	441
*	ImmunoGen Inc.	76,709	433
*	Inhibrx Inc.	20,079	432
*	Agenus Inc.	157,230	425
*	Antares Pharma Inc.	119,594	419
*	ViewRay Inc.	99,532	414
*	Arena Pharmaceuticals Inc.	4,336	412
*	Joint Corp.	9,950	408
*,1	Vaxart Inc.	79,726	405
*	Seres Therapeutics Inc.	50,280	402
*	Addus HomeCare Corp.	4,719	401
*,1	Bridgebio Pharma Inc.	51,182	399
*	Invitae Corp.	36,894	398
	National Research Corp.	10,016	398
*	Theravance Biopharma Inc.	39,373	396
*	PetIQ Inc. Class A	19,715	391
*	REGENXBIO Inc.	14,804	388
*	Sana Biotechnology Inc.	58,446	378
*	MacroGenics Inc.	40,192	376
*	BioDelivery Sciences International Inc.	66,918	373
*	Affimed NV	83,001	366
*	ModivCare Inc.	2,996	354
*	TransMedics Group Inc.	18,540	343
*	Lantheus Holdings Inc.	6,954	333
*	Nurix Therapeutics Inc.	20,456	331
		Shares	Market Value• ($000)
*	Amneal Pharmaceuticals Inc.	72,504	328
*	Edgewise Therapeutics Inc.	27,641	326
*	Albireo Pharma Inc.	9,699	323
	Phibro Animal Health Corp. Class A	14,896	317
*,1	Omeros Corp.	43,350	312
*	Evolent Health Inc. Class A	11,588	309
*	Ocular Therapeutix Inc.	55,138	308
*	Rigel Pharmaceuticals Inc.	122,245	307
*	Rapt Therapeutics Inc.	15,288	306
*	Privia Health Group Inc.	11,850	305
*	Mind Medicine Mindmed Inc.	249,847	305
*	Agiliti Inc.	16,879	304
*	Scholar Rock Holding Corp.	17,226	300
*	Pennant Group Inc.	18,420	299
*	PMV Pharmaceuticals Inc.	18,775	297
*	Krystal Biotech Inc.	4,612	293
*	Radius Health Inc.	34,281	285
*	Inotiv Inc.	10,597	280
*	Tactile Systems Technology Inc.	13,698	279
*	MaxCyte Inc.	39,866	277
*	MiMedx Group Inc.	54,045	273
*	Stoke Therapeutics Inc.	13,957	272
*	Berkeley Lights Inc.	34,802	267
*	IVERIC bio Inc.	16,491	265
*	Axogen Inc.	28,037	262
*	Phathom Pharmaceuticals Inc.	14,474	262
*	KalVista Pharmaceuticals Inc.	16,161	259
*	Intercept Pharmaceuticals Inc.	17,905	255
*	Aerie Pharmaceuticals Inc.	30,329	252
*	Apria Inc.	6,736	252
*	Vapotherm Inc.	16,229	247
*	Akero Therapeutics Inc.	13,871	246
*	Replimune Group Inc.	14,942	240
*	ALX Oncology Holdings Inc.	13,053	237
*	Y-mAbs Therapeutics Inc.	25,747	235
*	Relmada Therapeutics Inc.	11,110	228
*	Bioxcel Therapeutics Inc.	12,355	226
*	Apyx Medical Corp.	22,242	225
*	BioCryst Pharmaceuticals Inc.	13,524	225
*	Dermtech Inc.	17,617	225
*	Accuray Inc.	64,472	224
*	Amphastar Pharmaceuticals Inc.	8,050	223
	iRadimed Corp.	4,494	223
*	908 Devices Inc.	13,339	222
*	Oramed Pharmaceuticals Inc.	21,548	222
*	Evolus Inc.	23,946	219
*	Verve Therapeutics Inc.	6,618	216
*	SIGA Technologies Inc.	35,486	213
*	Chimerix Inc.	37,526	212
*	Marinus Pharmaceuticals Inc.	26,848	210
*	Kodiak Sciences Inc.	24,240	209
*	Organogenesis Holdings Inc. Class A	28,047	209
*	LifeStance Health Group Inc.	21,061	199
*	Vaxcyte Inc.	8,548	198
*	Bioventus Inc. Class A	15,068	196
*	Allovir Inc.	21,573	194

68

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Deciphera Pharmaceuticals Inc.	24,877	192
*	Instil Bio Inc.	17,940	192
*	Curis Inc.	55,414	186
*	G1 Therapeutics Inc.	17,271	183
*	VBI Vaccines Inc.	120,750	180
*	Allogene Therapeutics Inc.	19,610	179
*	Eagle Pharmaceuticals Inc.	3,749	178
*	Seer Inc. Class A	11,522	177
*	BioLife Solutions Inc.	7,490	176
*	MEI Pharma Inc.	78,447	169
*,1	Clovis Oncology Inc.	80,893	167
*	VistaGen Therapeutics Inc.	119,442	167
*	Rubius Therapeutics Inc.	33,346	166
*	Stereotaxis Inc.	35,473	164
*	Avita Medical Inc.	17,773	164
*	Multiplan Corp.	42,022	158
*	Mersana Therapeutics Inc.	35,836	157
*	Spero Therapeutics Inc.	16,306	157
*	Precision BioSciences Inc.	36,457	155
*	Generation Bio Co.	30,296	155
*	CytomX Therapeutics Inc.	39,979	153
*	InfuSystem Holdings Inc.	13,233	152
*	Aveanna Healthcare Holdings Inc.	28,697	151
*	Design Therapeutics Inc.	11,026	150
*	Verastem Inc.	124,437	149
*	Aldeyra Therapeutics Inc.	36,332	147
*	Alaunos Therapeutics Inc.	148,224	146
*	SeaSpine Holdings Corp.	11,283	143
*	Allakos Inc.	25,489	142
*	Pliant Therapeutics Inc.	15,852	142
*	CEL–SCI Corp.	24,165	140
*	Precigen Inc.	60,635	136
*	Harvard Bioscience Inc.	24,936	135
*	Ligand Pharmaceuticals Inc.	1,296	131
*	Cytek Biosciences Inc.	9,435	129
*	Cue Biopharma Inc.	22,070	128
*	Syndax Pharmaceuticals Inc.	8,235	128
*	Paratek Pharmaceuticals Inc.	35,214	124
*	ClearPoint Neuro Inc.	14,053	123
*	Applied Molecular Transport Inc.	18,329	120
*	CytoSorbents Corp.	30,865	119
*	REVOLUTION Medicines Inc.	6,269	119
*	Prometheus Biosciences Inc.	2,724	119
*	Akebia Therapeutics Inc.	54,637	118
*	Fulgent Genetics Inc.	1,864	116
*	Athersys Inc.	128,703	115
*	Turning Point Therapeutics Inc.	3,605	114
*	Durect Corp.	169,774	113
*	Sight Sciences Inc.	6,492	113
*	Immunovant Inc.	19,344	108
*,1	Erasca Inc.	8,627	107
*	DICE Therapeutics Inc.	5,764	107
*	Outlook Therapeutics Inc.	65,232	106
*	Sientra Inc.	37,613	106
*	Akoya Biosciences Inc.	9,486	105
*,1	PROCEPT BioRobotics Corp.	4,204	105
*	Kiniksa Pharmaceuticals Ltd. Class A	10,016	103
*	Eargo Inc.	21,407	103
[1]	Zynex Inc.	15,996	101
*	SOC Telemed Inc. Class A	34,096	100
		Shares	Market Value• ($000)
*	IGM Biosciences Inc.	5,916	99
*	Epizyme Inc.	65,894	98
*	Biomea Fusion Inc.	15,247	98
*	Icosavax Inc.	5,605	98
*	Enanta Pharmaceuticals Inc.	1,376	97
*	Imago Biosciences Inc.	4,101	97
*	ChromaDex Corp.	34,935	95
*	Vera Therapeutics Inc.	4,078	95
*	Janux Therapeutics Inc.	5,507	95
*	Sesen Bio Inc.	148,525	94
*	Tabula Rasa HealthCare Inc.	16,565	94
*	9 Meters Biopharma Inc.	167,850	92
*	Meridian Bioscience Inc.	3,579	91
*	Varex Imaging Corp.	3,845	91
*	Tarsus Pharmaceuticals Inc.	5,105	90
*	Werewolf Therapeutics Inc.	12,558	90
*	Bright Health Group Inc.	26,717	89
*	Caribou Biosciences Inc.	8,828	88
*	Taysha Gene Therapies Inc.	13,737	87
*	Forian Inc.	12,334	86
*	Paragon 28 Inc.	5,271	86
*	Fortress Biotech Inc.	53,048	85
*	ChemoCentryx Inc.	2,699	82
*	Quotient Ltd.	58,766	82
*	Verrica Pharmaceuticals Inc.	9,674	81
*	WaVe Life Sciences Ltd.	33,049	81
*	Esperion Therapeutics Inc.	19,466	80
*	PAVmed Inc.	52,335	80
*	iCAD Inc.	16,416	79
*	Avidity Biosciences Inc.	4,666	79
*	Travere Thrapeutics Inc.	2,913	79
*	Shattuck Labs Inc.	15,772	79
*	Spectrum Pharmaceuticals Inc.	113,984	78
*	Ideaya Biosciences Inc.	5,752	76
*	Seelos Therapeutics Inc.	70,338	75
*	BioAtla Inc.	11,111	72
*	Humanigen Inc.	35,440	72
*	Lyell Immunopharma Inc.	9,956	72
*	Ampio Pharmaceuticals Inc.	141,533	71
*	Innoviva Inc.	3,698	71
*	Evelo Biosciences Inc.	22,733	71
*	Alpine Immune Sciences Inc.	8,659	71
*	Prelude Therapeutics Inc.	8,090	71
*	Talaris Therapeutics Inc.	10,108	71
*	Accelerate Diagnostics Inc.	24,719	70
*	Celcuity Inc.	6,919	70
*	Century Therapeutics Inc.	4,919	69
*,1	Monte Rosa Therapeutics Inc.	4,792	69
*	TherapeuticsMD Inc.	286,042	68
*	Tenaya Therapeutics Inc.	5,839	68
*	Innovage Holding Corp.	13,690	67
*	Nuvalent Inc. Class A	4,512	67
*	Atara Biotherapeutics Inc.	5,125	66
*	Molecular Templates Inc.	27,706	65
*	Infinity Pharmaceuticals Inc.	58,982	65
*	RxSight Inc.	4,842	65
*	Cortexyme Inc.	14,627	64
*	Magenta Therapeutics Inc.	19,985	63
*	Day One Biopharmaceuticals Inc.	4,605	63
*	UroGen Pharma Ltd.	10,269	62
*	Graphite Bio Inc.	6,787	62
*,1	Retractable Technologies Inc.	12,917	61

69

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	KemPharm Inc.	10,268	61
*	Tyra Biosciences Inc.	5,049	60
*	Aspira Women's Health Inc.	54,476	59
*	Doximity Inc. Class A	966	59
*	Adagio Therapeutics Inc.	8,866	59
*	Greenwich Lifesciences Inc.	2,989	58
*	Vincerx Pharma Inc.	11,505	58
*	Harpoon Therapeutics Inc.	13,999	57
*	Neuronetics Inc.	16,642	56
*	Codiak Biosciences Inc.	11,764	56
*	Puma Biotechnology Inc.	23,990	55
*	Summit Therapeutics Inc.	19,938	55
*	Absci Corp.	5,785	54
*	Pulse Biosciences Inc.	10,418	53
*,1	Cue Health Inc.	6,050	50
*	Ventyx Biosciences Inc.	4,284	50
*	MannKind Corp.	18,891	49
*	Alpha Teknova Inc.	2,889	49
*	Theseus Pharmaceuticals Inc.	4,740	48
*	Cogent Biosciences Inc.	7,924	47
*	Oncocyte Corp.	31,758	46
*	Entrada Therapeutics Inc.	3,805	46
*	Rain Therapeutics Inc.	7,457	45
*	Lexicon Pharmaceuticals Inc.	20,236	42
*	Asensus Surgical Inc.	53,984	42
*	Brooklyn ImmunoTherapeutics Inc.	18,639	42
*	NeuroPace Inc.	5,207	41
*	CVRx Inc.	4,667	41
*	Aerovate Therapeutics Inc.	4,209	41
*	Aura Biosciences Inc.	2,271	41
*	AirSculpt Technologies Inc.	3,025	41
*,1	BeyondSpring Inc.	16,696	40
*	Singular Genomics Systems Inc.	4,858	40
*	GT Biopharma Inc.	12,691	40
*	Olema Pharmaceuticals Inc.	8,391	39
*	ImmunityBio Inc.	5,598	38
*	Arcutis Biotherapeutics Inc.	2,068	37
*	Aligos Therapeutics Inc.	15,190	37
*	Ardelyx Inc.	46,320	36
*	Omega Therapeutics Inc.	3,066	36
*	Xilio Therapeutics Inc.	3,080	36
*	Convey Health Solutions Holdings Inc.	5,901	34
*	Avalo Therapeutics Inc.	45,901	34
*	NGM Biopharmaceuticals Inc.	2,254	33
*	Mirum Pharmaceuticals Inc.	1,401	33
*	Rallybio Corp.	2,999	33
*	Cincor Pharma Inc.	1,460	33
*	Codex DNA Inc.	3,136	32
*	Athenex Inc.	38,055	31
*	UFP Technologies Inc.	447	31
*	Angion Biomedica Corp.	15,575	29
	Utah Medical Products Inc.	310	28
*	Atea Pharmaceuticals Inc.	4,346	28
*	Syros Pharmaceuticals Inc.	20,838	27
*	Praxis Precision Medicines Inc.	2,041	27
*	Clene Inc.	8,586	27
*	Kronos Bio Inc.	3,471	26
*	4D Molecular Therapeutics Inc.	1,889	26
*	Immuneering Corp. Class A	3,419	26
		Shares	Market Value• ($000)
*	Eliem Therapeutics Inc.	2,935	26
*	Pyxis Oncology Inc.	4,351	26
*	Amylyx Pharmaceuticals Inc.	785	26
*	ORIC Pharmaceuticals Inc.	3,018	23
*	Rapid Micro Biosystems Inc. Class A	3,276	23
*	Acumen Pharmaceuticals Inc.	3,938	23
*	Acutus Medical Inc.	13,559	22
*	Biodesix Inc.	9,188	22
*	Terns Pharmaceuticals Inc.	6,542	22
*	Personalis Inc.	2,047	21
*,1	Hookipa Pharma Inc.	8,665	21
*	Foghorn Therapeutics Inc.	2,213	21
*	NexImmune Inc.	8,486	21
*,1	Impel Neuropharma Inc.	2,915	21
*	MeiraGTx Holdings plc	1,381	20
*	Exagen Inc.	2,606	20
*	Cyteir Therapeutics Inc.	3,505	20
*	Vigil Neuroscience Inc.	1,159	20
*	Fluidigm Corp.	5,078	19
*	Trevena Inc.	41,256	19
*	Sutro Biopharma Inc.	2,182	19
*	Applied Therapeutics Inc.	9,976	19
*	Arbutus Biopharma Corp.	5,980	19
*	Kaleido Biosciences Inc.	12,537	19
*	Cullinan Oncology Inc.	1,309	19
*	Reneo Pharmaceuticals Inc.	4,011	19
*,2	Alder Biopharmaceuticals CVR	20,196	18
*,1,2	Tobira Therapeutics Inc. CVR	3,989	18
*	IsoPlexis Corp.	3,674	18
*	Ontrak Inc.	6,309	17
*,1	Kala Pharmaceuticals Inc.	24,204	16
*	Neoleukin Therapeutics Inc.	6,191	16
*	Viemed Healthcare Inc.	4,180	16
*	Viracta Therapeutics Inc.	5,931	16
*	Arcellx Inc.	823	16
*	Thorne HealthTech Inc.	3,301	15
*,1	Vor BioPharma Inc.	1,591	14
*	Sera Prognostics Inc. Class A	2,575	14
*	CorMedix Inc.	2,671	13
*	Selecta Biosciences Inc.	6,681	12
*	Ikena Oncology Inc.	1,935	12
*	Forte Biosciences Inc.	8,473	11
*	NantHealth Inc.	10,993	9
*	Warby Parker Inc. Class A	308	9
*	Lucid Diagnostics Inc.	2,422	9
*	Kinnate Biopharma Inc.	964	7
*	Atossa Therapeutics Inc.	6,154	7
*	XOMA Corp.	284	6
*	Landos Biopharma Inc.	2,918	6
*	TScan Therapeutics Inc.	1,433	6
*	Oyster Point Pharma Inc.	470	5
*	Candel Therapeutics Inc.	1,139	5
*	In8bio Inc.	1,087	5
*	Gemini Therapeutics Inc.	2,905	4
*	Portage Biotech Inc.	526	4
*	Minerva Surgical Inc.	807	4
*	Sonendo Inc.	749	4
*	Definitive Healthcare Corp. Class A	118	3
*,1	Vaxxinity Inc. Class A	594	3
*	Finch Therapeutics Group Inc.	258	2
*	Elevation Oncology Inc.	686	2

70

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	MiNK Therapeutics Inc.	820	2
*,1,2	Synergy Pharmaceuticals Inc.	124,654	—
*,2	Progenics Pharmaceuticals Inc. CVR	71,640	—
*	Sigilon Therapeutics Inc.	336	—
*,2	Prevail Therapeutics Inc. CVR	58	—
			222,746
Industrials (16.4%)
	Tetra Tech Inc.	39,012	6,194
*	Saia Inc.	19,218	5,520
*	WillScot Mobile Mini Holdings Corp.	153,012	5,437
	Simpson Manufacturing Co. Inc.	31,565	3,741
*	ASGN Inc.	32,913	3,646
*	AMN Healthcare Services Inc.	34,156	3,625
	Exponent Inc.	37,541	3,557
	Maximus Inc.	44,444	3,505
*	Atkore Inc.	33,428	3,400
*	ExlService Holdings Inc.	23,807	2,876
	Herc Holdings Inc.	18,034	2,870
*	ACI Worldwide Inc.	85,509	2,866
	Franklin Electric Co. Inc.	33,581	2,840
	Applied Industrial Technologies Inc.	27,830	2,814
	John Bean Technologies Corp.	22,733	2,577
*	TriNet Group Inc.	29,292	2,557
	Brink's Co.	34,858	2,442
	Insperity Inc.	26,341	2,369
*	Chart Industries Inc.	15,909	2,297
*	Bloom Energy Corp. Class A	102,868	2,284
*	Welbilt Inc.	94,531	2,235
	Comfort Systems USA Inc.	25,776	2,216
	Badger Meter Inc.	21,108	2,098
	Terex Corp.	49,625	2,049
	Forward Air Corp.	19,380	2,000
	Helios Technologies Inc.	23,451	1,839
*	Beacon Roofing Supply Inc.	30,187	1,802
	AAON Inc.	30,317	1,775
	EVERTEC Inc.	43,804	1,768
*	Verra Mobility Corp. Class A	104,054	1,748
	Aerojet Rocketdyne Holdings Inc.	43,168	1,673
	Installed Building Products Inc.	17,147	1,658
	Kadant Inc.	8,335	1,645
*	Masonite International Corp.	17,241	1,626
	Watts Water Technologies Inc. Class A	11,138	1,603
	Federal Signal Corp.	43,554	1,573
*	Dycom Industries Inc.	17,366	1,512
	Zurn Water Solutions Corp.	46,395	1,509
*	Meritor Inc.	41,832	1,490
*	O-I Glass Inc.	114,220	1,460
*	Allegheny Technologies Inc.	56,047	1,443
	Hillenbrand Inc.	28,962	1,382
*	SPX Corp.	26,383	1,338
*,1	Nikola Corp.	164,990	1,303
	CSW Industrials Inc.	10,746	1,293
*	Itron Inc.	26,865	1,281
	Patrick Industries Inc.	16,490	1,176
*	AeroVironment Inc.	16,311	1,159
*	Vicor Corp.	15,338	1,147
		Shares	Market Value• ($000)
	Kforce Inc.	14,710	1,106
*	Ferro Corp.	49,322	1,072
	TTEC Holdings Inc.	13,426	1,067
	Tennant Co.	13,346	1,051
*	Flywire Corp.	38,190	1,033
*	CryoPort Inc.	29,414	1,010
	Shyft Group Inc.	24,987	1,010
	H&E Equipment Services Inc.	23,360	976
	McGrath RentCorp.	11,957	972
	Lindsay Corp.	7,103	932
	Alamo Group Inc.	6,303	877
*	Cornerstone Building Brands Inc.	39,710	877
*	Montrose Environmental Group Inc.	18,984	837
*	Evo Payments Inc. Class A	34,438	830
*	MYR Group Inc.	8,983	806
*	Cimpress plc	12,753	803
	Enerpac Tool Group Corp. Class A	43,698	754
*	WESCO International Inc.	5,702	694
	Pitney Bowes Inc.	126,483	630
*	JELD-WEN Holding Inc.	26,166	604
	Douglas Dynamics Inc.	16,298	599
*	BlueLinx Holdings Inc.	6,666	596
*	First Advantage Corp.	36,594	591
*	Energy Recovery Inc.	30,266	575
*	Construction Partners Inc. Class A	21,184	567
*	SP Plus Corp.	16,775	501
*	Forterra Inc.	21,083	497
*	Aspen Aerogels Inc.	16,089	476
*	Repay Holdings Corp. Class A	27,380	473
	HB Fuller Co.	6,857	469
	EMCOR Group Inc.	3,852	445
*	Forrester Research Inc.	8,220	427
*	Napco Security Technologies Inc.	20,743	423
*	PGT Innovations Inc.	19,654	423
*	Franklin Covey Co.	9,093	419
*	Kratos Defense & Security Solutions Inc.	19,792	414
*	I3 Verticals Inc. Class A	15,329	405
*	Transcat Inc.	5,128	402
*	Paya Holdings Inc.	61,468	396
	Albany International Corp. Class A	4,470	393
	CRA International Inc.	4,408	392
*	International Money Express Inc.	23,411	376
*	Desktop Metal Inc. Class A	87,219	363
*	Daseke Inc.	28,864	362
*	FARO Technologies Inc.	6,622	362
*	CIRCOR International Inc.	13,206	356
*	Gibraltar Industries Inc.	6,878	332
*	Cantaloupe Inc.	42,507	330
*	Resideo Technologies Inc.	12,371	318
*	BTRS Holdings Inc. Class A	47,921	292
	Allied Motion Technologies Inc.	7,792	271
*,1	PureCycle Technologies Inc.	38,219	266
*	IES Holdings Inc.	6,176	260
*,1	Danimer Scientific Inc.	64,928	258
	Heidrick & Struggles International Inc.	5,997	256
*	NV5 Global Inc.	2,308	248

71

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
	EnerSys	3,393	247
	Werner Enterprises Inc.	5,231	227
	SPX FLOW Inc.	2,498	215
*	Willdan Group Inc.	6,550	212
*	Velodyne Lidar Inc.	55,704	206
	Myers Industries Inc.	12,119	201
*	Atlanticus Holdings Corp.	3,491	186
*	Proto Labs Inc.	3,137	176
	Textainer Group Holdings Ltd.	4,622	164
*	Luna Innovations Inc.	22,736	155
	Greif Inc. Class A	2,686	154
*	ShotSpotter Inc.	6,005	154
	Luxfer Holdings plc	8,755	153
*	AvidXchange Holdings Inc.	15,247	147
*	Lawson Products Inc.	3,368	143
	Chase Corp.	1,436	132
*	Byrna Technologies Inc.	13,195	132
*	Vivint Smart Home Inc.	18,270	131
	Gorman-Rupp Co.	3,090	115
*	Green Dot Corp. Class A	4,031	115
*	Ranpak Holdings Corp. Class A	4,772	115
*	Blue Bird Corp.	5,370	114
*	Sterling Construction Co. Inc.	3,852	114
*	Sterling Check Corp.	5,262	111
	ESCO Technologies Inc.	1,584	110
*	OSI Systems Inc.	1,317	106
*	Iteris Inc.	31,074	102
	Mueller Water Products Inc. Class A	7,705	98
*	Eos Energy Enterprises Inc.	31,794	92
*	CS Disco Inc.	2,424	92
*	Hireright Holdings Corp.	7,077	92
*	Huron Consulting Group Inc.	1,783	88
*	Babcock & Wilcox Enterprises Inc.	12,304	86
*	Infrastructure and Energy Alternatives Inc.	7,942	86
*	EVI Industries Inc.	4,109	85
	Universal Logistics Holdings Inc.	4,367	84
*	Custom Truck One Source Inc.	10,603	83
*,1	Remitly Global Inc.	7,388	81
*	Cross Country Healthcare Inc.	3,454	77
*	Hyliion Holdings Corp.	16,828	73
*	Commercial Vehicle Group Inc.	8,916	71
*	Rekor Systems Inc.	14,973	71
	Cass Information Systems Inc.	1,751	69
*	Titan International Inc.	5,956	67
*	IBEX Holdings Ltd.	4,266	67
	Hirequest Inc.	3,367	63
	Dorian LPG Ltd.	4,388	60
*	Karat Packaging Inc.	3,454	56
	Wabash National Corp.	2,847	49
	Insteel Industries Inc.	1,186	44
*	GreenBox POS	12,840	44
*	Donnelley Financial Solutions Inc.	1,349	43
*	Modine Manufacturing Co.	4,114	42
	REV Group Inc.	3,000	41
*	Target Hospitality Corp.	12,777	40
		Shares	Market Value• ($000)
*	Priority Technology Holdings Inc.	7,535	40
*	AgEagle Aerial Systems Inc.	31,731	37
	Cadre Holdings Inc.	1,686	37
	Kronos Worldwide Inc.	2,430	36
	Greif Inc. Class B	557	32
*,1	Workhorse Group Inc.	8,682	27
*	PAM Transportation Services Inc.	390	26
*	Atlas Technical Consultants Inc.	1,978	23
*	Yellow Corp.	2,053	19
	Miller Industries Inc.	513	16
	United States Lime & Minerals Inc.	106	12
			153,078
Other (0.0%)[3]
*,2	Aduro Biotech Inc. CVR	9,451	6
*,1,2	GTX Inc. CVR	530	—
			6
Real Estate (3.2%)
	EastGroup Properties Inc.	29,274	5,584
	National Storage Affiliates Trust	58,751	3,423
*	Ryman Hospitality Properties Inc.	35,735	3,149
*	Cushman & Wakefield plc	100,482	2,203
	PS Business Parks Inc.	12,352	1,968
	Newmark Group Inc. Class A	108,141	1,912
	Innovative Industrial Properties Inc.	8,995	1,695
*	Redfin Corp.	74,668	1,615
	St. Joe Co.	24,085	1,301
	eXp World Holdings Inc.	45,424	1,215
	Safehold Inc.	10,087	619
	UMH Properties Inc.	26,407	609
	Outfront Media Inc.	21,169	565
	Universal Health Realty Income Trust	8,500	486
	Community Healthcare Trust Inc.	11,060	461
	Gladstone Land Corp.	13,223	395
	Alexander's Inc.	1,555	394
	Saul Centers Inc.	7,953	366
	Tanger Factory Outlet Centers Inc.	20,432	341
	NexPoint Residential Trust Inc.	3,096	263
	Indus Realty Trust Inc.	3,115	237
	CatchMark Timber Trust Inc. Class A	25,095	192
	Gladstone Commercial Corp.	7,154	152
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,087	146
*	Marcus & Millichap Inc.	1,965	98
	Clipper Realty Inc.	8,083	77
*	Forestar Group Inc.	3,290	60
*	Fathom Holdings Inc.	4,463	57
	Phillips Edison & Co. Inc.	1,684	54
*	Douglas Elliman Inc.	6,870	52
	RMR Group Inc. Class A	1,132	33
	Necessity Retail REIT Inc.	4,298	30
*	Rafael Holdings Inc. Class B	7,293	23

72

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
	Bridge Investment Group Holdings Inc. Class A	789	17
			29,792
Technology (20.8%)
*	Synaptics Inc.	28,389	6,485
*	Lattice Semiconductor Corp.	98,306	6,156
*	II-VI Inc.	71,252	4,949
	KBR Inc.	89,500	4,443
*	Silicon Laboratories Inc.	28,875	4,438
*	Rapid7 Inc.	40,760	4,217
	Power Integrations Inc.	43,725	3,935
	CMC Materials Inc.	20,552	3,811
*	Tenable Holdings Inc.	66,734	3,694
*	Ambarella Inc.	25,544	3,569
*	Mimecast Ltd.	44,098	3,507
*	Novanta Inc.	25,554	3,491
*	SPS Commerce Inc.	26,147	3,395
*	Varonis Systems Inc. Class B	77,422	3,376
*	Cargurus Inc.	69,179	3,352
*	Workiva Inc. Class A	31,035	3,268
*	Rogers Corp.	11,903	3,250
*	Semtech Corp.	46,845	3,250
*	Digital Turbine Inc.	65,647	3,183
*	Ziff Davis Inc.	31,415	3,160
*	MaxLinear Inc.	51,445	3,156
*	Qualys Inc.	24,709	3,096
*	Blackline Inc.	39,221	2,954
*	Envestnet Inc.	36,887	2,760
*	Sailpoint Technologies Holdings Inc.	66,141	2,736
*,1	MicroStrategy Inc. Class A	6,128	2,715
*	Box Inc. Class A	101,214	2,592
*	Asana Inc. Class A	47,315	2,592
*	Q2 Holdings Inc.	39,679	2,581
*	Perficient Inc.	23,538	2,399
	Advanced Energy Industries Inc.	27,258	2,340
*	SiTime Corp.	11,529	2,330
	Kulicke & Soffa Industries Inc.	44,245	2,311
*	Fabrinet	23,021	2,305
*	Alarm.com Holdings Inc.	34,295	2,258
*	Altair Engineering Inc. Class A	33,475	2,223
*	Diodes Inc.	24,414	2,187
*	Blackbaud Inc.	34,611	2,163
*	Upwork Inc.	85,297	2,156
*	Sprout Social Inc. Class A	32,718	2,130
*	MACOM Technology Solutions Holdings Inc. Class H	35,206	2,116
*	CommVault Systems Inc.	33,111	2,083
*	DigitalOcean Holdings Inc.	34,801	2,064
*	PagerDuty Inc.	59,417	2,010
*	FormFactor Inc.	49,176	1,991
*	Appian Corp. Class A	28,459	1,735
*	Axcelis Technologies Inc.	24,090	1,668
*	Yelp Inc. Class A	47,995	1,627
*	Appfolio Inc. Class A	13,832	1,565
	Shutterstock Inc.	16,919	1,532
*	TechTarget Inc.	18,863	1,479
*	Ultra Clean Holdings Inc.	32,242	1,477
*	Momentive Global Inc.	93,940	1,477
*	3D Systems Corp.	81,993	1,461
*	Plexus Corp.	17,895	1,458
	Progress Software Corp.	31,895	1,406
		Shares	Market Value• ($000)
*	Magnite Inc.	94,114	1,372
*	Zuora Inc. Class A	80,800	1,227
*	Schrodinger Inc.	32,878	1,143
*	Cerence Inc.	27,478	992
*	LivePerson Inc.	47,509	964
*	Onto Innovation Inc.	11,070	954
*	JFrog Ltd.	38,385	951
*	Impinj Inc.	13,665	939
*	Cohu Inc.	29,987	935
*	PROS Holdings Inc.	28,822	916
*	BigCommerce Holdings Inc. Series 1	35,236	913
*	Domo Inc. Class B	20,326	905
*	Insight Enterprises Inc.	8,671	902
*	Eventbrite Inc. Class A	55,690	841
*	Avaya Holdings Corp.	59,492	819
*	Avid Technology Inc.	26,033	819
*	Unisys Corp.	37,520	802
*,1	PAR Technology Corp.	18,381	771
*	Sumo Logic Inc.	63,148	760
*	SMART Global Holdings Inc.	25,484	700
	CSG Systems International Inc.	11,069	683
*	Alpha & Omega Semiconductor Ltd.	12,689	682
*	CEVA Inc.	16,173	659
*	Consensus Cloud Solutions Inc.	11,700	651
*	Yext Inc.	81,203	603
	Sapiens International Corp. NV	22,289	602
*	Model N Inc.	23,749	584
*	Agilysys Inc.	13,815	581
*	nLight Inc.	31,871	520
	A10 Networks Inc.	35,925	512
*	Bandwidth Inc. Class A	16,661	509
*,1	MicroVision Inc.	118,712	476
*	Tucows Inc. Class A	6,979	469
*	Ichor Holdings Ltd.	13,285	468
*	Mitek Systems Inc.	31,221	464
*	Diebold Nixdorf Inc.	52,404	456
*	Porch Group Inc.	55,558	450
	Simulations Plus Inc.	10,943	431
*	Grid Dynamics Holdings Inc.	32,922	400
	American Software Inc. Class A	17,932	394
*	Upland Software Inc.	20,696	390
*,1	Ouster Inc.	114,594	387
*	OneSpan Inc.	25,353	349
*	Veritone Inc.	20,661	348
	Amkor Technology Inc.	15,163	344
	Hackett Group Inc.	16,276	337
*	Telos Corp.	28,440	325
*	Bottomline Technologies DE Inc.	5,723	324
*	Groupon Inc. Class A	14,574	317
*	Rackspace Technology Inc.	28,161	313
*	Alkami Technology Inc.	18,959	299
*	Identiv Inc.	14,228	298
*	Digimarc Corp.	9,137	275
*	ChannelAdvisor Corp.	15,009	269
	Vishay Intertechnology Inc.	13,325	256
*,1	Atomera Inc.	14,801	238
*,1	Xometry Inc. Class A	4,518	221
*	Brightcove Inc.	29,014	217
*	EverQuote Inc. Class A	14,000	208
*	Mediaalpha Inc. Class A	14,135	203

73

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Enfusion Inc. Class A	11,854	197
*	ON24 Inc.	12,533	196
	CTS Corp.	5,082	193
*	EngageSmart Inc.	8,706	192
	NVE Corp.	3,236	185
*	CoreCard Corp.	5,198	167
*	Kopin Corp.	56,668	150
*	Rimini Street Inc.	32,091	145
*	Benefitfocus Inc.	13,716	138
*	Intapp Inc.	5,885	136
*	MeridianLink Inc.	6,951	136
*,1	EverCommerce Inc.	9,116	109
*	Couchbase Inc.	5,131	108
*	eGain Corp.	7,247	85
*	Viant Technology Inc. Class A	8,192	67
*	SkyWater Technology Inc.	5,355	62
*	Stronghold Digital Mining Inc. Class A	3,875	49
*,1	1stdibs.com Inc.	3,761	41
*	Informatica Inc. Class A	1,639	33
*	Arteris Inc.	2,207	33
*	Weave Communications Inc.	2,517	25
*	GAN Ltd.	3,204	21
*	Kimball Electronics Inc.	972	17
*	EMCORE Corp.	4,106	16
*	Freshworks Inc. Class A	686	13
*	Expensify Inc. Class A	552	11
*	Amplitude Inc. Class A	289	6
*	NerdWallet Inc. Class A	480	6
*	Thoughtworks Holding Inc.	235	5
*	UserTesting Inc.	552	5
*	Backblaze Inc. Class A	347	4
*	Society Pass Inc.	1,707	4
*	ForgeRock Inc. Class A	234	3
*	Gitlab Inc. Class A	56	3
*	Braze Inc. Class A	55	2
			193,762
Telecommunications (2.3%)
*	Vonage Holdings Corp.	174,998	3,556
*	Iridium Communications Inc.	64,656	2,560
*	Viavi Solutions Inc.	153,704	2,521
	Cogent Communications Holdings Inc.	30,808	1,953
*	Calix Inc.	33,037	1,795
*	Infinera Corp.	132,420	1,222
*	8x8 Inc.	82,155	1,065
*	Extreme Networks Inc.	92,267	1,060
*,1	fuboTV Inc.	98,775	845
	InterDigital Inc.	8,952	577
*	Clearfield Inc.	8,251	529
*,1	Globalstar Inc.	381,577	450
*	WideOpenWest Inc.	23,495	399
*	IDT Corp. Class B	10,970	396
*	Plantronics Inc.	12,626	356
	Shenandoah Telecommunications Co.	11,852	265
*	Akoustis Technologies Inc.	34,761	219
*	Cambium Networks Corp.	7,883	219
*	Telesat Corp.	9,300	193
*	CalAmp Corp.	25,228	178
*	Ooma Inc.	9,388	157
*	Anterix Inc.	2,504	133
*	Harmonic Inc.	12,286	114
*	Casa Systems Inc.	23,397	97
*	DZS Inc.	5,350	78
*	Inseego Corp.	13,096	62
	ADTRAN Inc.	2,448	50
		Shares	Market Value• ($000)
*	Gogo Inc.	3,157	45
*	Kaltura Inc.	6,437	14
*	IHS Holding Ltd.	1,003	11
			21,119
Utilities (1.0%)
*	Evoqua Water Technologies Corp.	83,816	3,576
*	Casella Waste Systems Inc. Class A	32,735	2,468
	American States Water Co.	13,888	1,169
	Clearway Energy Inc. Class C	14,913	498
	Middlesex Water Co.	4,621	462
*	Harsco Corp.	24,171	288
	York Water Co.	5,757	258
	Clearway Energy Inc. Class A	6,294	193
*	Sunnova Energy International Inc.	9,251	186
	Global Water Resources Inc.	9,476	145
*	Pure Cycle Corp.	12,044	143
*	Heritage-Crystal Clean Inc.	4,518	127
*	US Ecology Inc.	2,641	125
	Via Renewables Inc. Class A	8,165	91
	Aris Water Solution Inc. Class A	6,181	90
*	Sharps Compliance Corp.	13,550	83
*	Cadiz Inc.	931	2
			9,904
Total Common Stocks (Cost $897,765)			933,119
		Face Amount ($000)
Corporate Bonds (0.0%)
[4]	GAMCO Investors Inc., 5.000% coupon rate effective 6/15/22 4.000%, 6/15/23 (Cost $9)	9	9

74

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[5,6]	Vanguard Market Liquidity Fund, 0.138% (Cost $18,659)	186,632	18,662
Total Investments (102.0%) (Cost $916,433)			951,790
Other Assets and Liabilities—Net (-2.0%)			(18,620)
Net Assets (100%)			933,170
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,294,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Step bond.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $18,601,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2022	2	204	6

See accompanying Notes, which are an integral part of the Financial Statements.
75

Russell 2000 Growth Index Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $897,774)	933,128
Affiliated Issuers (Cost $18,659)	18,662
Total Investments in Securities	951,790
Investment in Vanguard	31
Cash	224
Cash Collateral Pledged—Futures Contracts	50
Receivables for Accrued Income	230
Receivables for Capital Shares Issued	52
Total Assets	952,377
Liabilities
Payables for Investment Securities Purchased	349
Collateral for Securities on Loan	18,601
Payables for Capital Shares Redeemed	212
Payables to Vanguard	43
Variation Margin Payable—Futures Contracts	2
Total Liabilities	19,207
Net Assets	933,170
At February 28, 2022, net assets consisted of:

Paid-in Capital	881,706
Total Distributable Earnings (Loss)	51,464
Net Assets	933,170

ETF Shares—Net Assets
Applicable to 3,425,062 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	635,047
Net Asset Value Per Share—ETF Shares	$185.41

Institutional Shares—Net Assets
Applicable to 843,986 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	298,123
Net Asset Value Per Share—Institutional Shares	$353.23

See accompanying Notes, which are an integral part of the Financial Statements.
76

Russell 2000 Growth Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends[1]	3,515
Interest[2]	1
Securities Lending—Net	379
Total Income	3,895
Expenses
The Vanguard Group—Note B
Investment Advisory Services	26
Management and Administrative—ETF Shares	467
Management and Administrative—Institutional Shares	173
Marketing and Distribution—ETF Shares	12
Marketing and Distribution—Institutional Shares	14
Custodian Fees	31
Shareholders’ Reports—ETF Shares	13
Shareholders’ Reports—Institutional Shares	6
Trustees’ Fees and Expenses	—
Other Expenses	8
Total Expenses	750
Net Investment Income	3,145
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	166,101
Futures Contracts	6
Realized Net Gain (Loss)	166,107
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(366,328)
Futures Contracts	(27)
Change in Unrealized Appreciation (Depreciation)	(366,355)
Net Increase (Decrease) in Net Assets Resulting from Operations	(197,103)
1	Dividends are net of foreign withholding taxes of $2,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,000, ($3,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $157,200,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
77

Russell 2000 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,145	5,841
Realized Net Gain (Loss)	166,107	120,421
Change in Unrealized Appreciation (Depreciation)	(366,355)	204,030
Net Increase (Decrease) in Net Assets Resulting from Operations	(197,103)	330,292
Distributions
ETF Shares	(2,849)	(2,369)
Institutional Shares	(3,060)	(3,418)
Total Distributions	(5,909)	(5,787)
Capital Share Transactions
ETF Shares	19,152	230,394
Institutional Shares	(369,780)	61,405
Net Increase (Decrease) from Capital Share Transactions	(350,628)	291,799
Total Increase (Decrease)	(553,640)	616,304
Net Assets
Beginning of Period	1,486,810	870,506
End of Period	933,170	1,486,810

See accompanying Notes, which are an integral part of the Financial Statements.
78

Russell 2000 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$222.64	$164.83	$141.63	$160.12	$123.26	$106.98
Investment Operations
Net Investment Income[1]	.404	.839	1.097	.971	.895	.961
Net Realized and Unrealized Gain (Loss) on Investments	(36.775)	57.852	23.237	(18.527)	36.791	16.455
Total from Investment Operations	(36.371)	58.691	24.334	(17.556)	37.686	17.416
Distributions
Dividends from Net Investment Income	(.859)	(.881)	(1.134)	(.934)	(.826)	(1.136)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.859)	(.881)	(1.134)	(.934)	(.826)	(1.136)
Net Asset Value, End of Period	$185.41	$222.64	$164.83	$141.63	$160.12	$123.26
Total Return	-16.38%	35.67%	17.32%	-10.97%	30.69%	16.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$635	$735	$371	$301	$328	$194
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.34%	0.40%	0.75%	0.68%	0.64%	0.83%
Portfolio Turnover Rate[2]	7%	47%	38%	28%	35%	34%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
79

Russell 2000 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$424.16	$314.01	$269.76	$305.04	$234.80	$203.79
Investment Operations
Net Investment Income[1]	1.266	1.912	2.275	2.021	2.026	2.102
Net Realized and Unrealized Gain (Loss) on Investments	(70.424)	110.162	44.269	(35.267)	70.080	31.338
Total from Investment Operations	(69.158)	112.074	46.544	(33.246)	72.106	33.440
Distributions
Dividends from Net Investment Income	(1.772)	(1.924)	(2.294)	(2.034)	(1.866)	(2.430)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.772)	(1.924)	(2.294)	(2.034)	(1.866)	(2.430)
Net Asset Value, End of Period	$353.23	$424.16	$314.01	$269.76	$305.04	$234.80
Total Return	-16.36%	35.77%	17.42%	-10.91%	30.85%	16.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$298	$752	$500	$472	$545	$370
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.58%	0.48%	0.82%	0.75%	0.76%	0.95%
Portfolio Turnover Rate[2]	7%	47%	38%	28%	35%	34%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
80

Russell 2000 Growth Index Fund
Notes to Financial Statements
Vanguard Russell 2000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
81

Russell 2000 Growth Index Fund
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds
82

Russell 2000 Growth Index Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $31,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
83

Russell 2000 Growth Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	933,077	—	42	933,119
Corporate Bonds	—	9	—	9
Temporary Cash Investments	18,662	—	—	18,662
Total	951,739	9	42	951,790
Derivative Financial Instruments
Assets
Futures Contracts[1]	6	—	—	6
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	919,081
Gross Unrealized Appreciation	208,883
Gross Unrealized Depreciation	(176,168)
Net Unrealized Appreciation (Depreciation)	32,715
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $147,811,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $121,889,000 of investment securities and sold $474,759,000 of investment securities, other than temporary cash investments. Purchases and sales include $36,068,000 and $376,363,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six
84

Russell 2000 Growth Index Fund
months ended February 28, 2022, such purchases were $8,057,000 and sales were $15,024,000, resulting in net realized loss of $1,562,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	396,034	1,900	399,369	1,800
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(376,882)	(1,775)	(168,975)	(750)
Net Increase (Decrease)—ETF Shares	19,152	125	230,394	1,050
Institutional Shares
Issued	15,048	37	170,590	475
Issued in Lieu of Cash Distributions	2,912	7	3,267	9
Redeemed	(387,740)	(973)	(112,452)	(302)
Net Increase (Decrease)—Institutional Shares	(369,780)	(929)	61,405	182
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
85

The Products are not sponsored, endorsed, sold or promoted by Frank Russell Company (“Russell”). Russell makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes to track general stock market performance or a segment of the same. Russell’s publication of the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes are based. Russell’s only relationship to The Vanguard Group, Inc. is the licensing of certain trademarks and trade names of Russell and of the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes which are determined, composed and calculated by Russell without regard to The Vanguard Group, Inc. or the Products. Russell is not responsible for and has not reviewed the Products nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell has no obligation or liability in connection with the administration, marketing or trading of the Products.
Russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability or otherwise of the Russell Indexes or any data included in the Russell Indexes. Russell does not guarantee the accuracy and/or the completeness of the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes or any data included therein and Russell shall have no liability for any errors, omissions, or interruptions therein. Russell makes no warranty, express or implied, as to the use of or results to be obtained by The Vanguard Group, Inc., investors, owners of the Products, or any other person or entity from the use of the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes or any data included therein. Russell makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Russell have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.
86

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q18512 042022

Semiannual Report   |   February 28, 2022
Vanguard Russell 3000 Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2022
	Beginning Account Value 8/31/2021	Ending Account Value 2/28/2022	Expenses Paid During Period
Based on Actual Fund Return
Russell 3000 Index Fund
ETF Shares	$1,000.00	$957.10	$0.49
Institutional Shares	1,000.00	957.10	0.39
Based on Hypothetical 5% Yearly Return
Russell 3000 Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Institutional Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.10% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Russell 3000 Index Fund
Fund Allocation
As of February 28, 2022
Basic Materials	1.8%
Consumer Discretionary	15.3
Consumer Staples	5.1
Energy	3.8
Financials	11.7
Health Care	12.7
Industrials	12.9
Real Estate	3.5
Technology	27.7
Telecommunications	2.7
Utilities	2.8
Other	0.0
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

Russell 3000 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (1.8%)
	Freeport-McMoRan Inc.	70,020	3,287
	Newmont Corp.	38,425	2,544
	Air Products and Chemicals Inc.	10,616	2,509
	Ecolab Inc.	11,995	2,114
	Dow Inc.	35,824	2,112
	Nucor Corp.	13,693	1,802
	International Flavors & Fragrances Inc.	12,169	1,618
	Fastenal Co.	27,500	1,415
	LyondellBasell Industries NV Class A	12,632	1,228
	Albemarle Corp.	5,542	1,086
	Mosaic Co.	17,810	934
	CF Industries Holdings Inc.	10,253	832
	International Paper Co.	18,462	804
	Eastman Chemical Co.	6,416	760
	Celanese Corp. Class A	5,225	728
	FMC Corp.	6,094	715
	Avery Dennison Corp.	3,975	700
	Alcoa Corp.	8,916	672
	Steel Dynamics Inc.	9,057	639
	Reliance Steel & Aluminum Co.	2,964	566
*	Cleveland-Cliffs Inc.	21,796	487
	Huntsman Corp.	9,938	402
	Royal Gold Inc.	3,143	381
	Olin Corp.	6,849	353
	US Steel Corp.	12,913	351
	Valvoline Inc.	8,678	281
	Southern Copper Corp.	3,990	277
	Scotts Miracle-Gro Co.	1,952	273
	Element Solutions Inc.	11,033	271
*	RBC Bearings Inc.	1,294	251
	UFP Industries Inc.	2,859	245
	Ashland Global Holdings Inc.	2,641	244
*	Univar Solutions Inc.	7,875	242
	Hexcel Corp.	4,078	236
	Commercial Metals Co.	5,853	226
	Avient Corp.	4,261	223
	Chemours Co.	7,946	219
	Balchem Corp.	1,555	215
	Timken Co.	3,120	205
	Cabot Corp.	2,716	199
*	Livent Corp.	7,835	185
	Westlake Corp.	1,548	171
*,1	MP Materials Corp.	3,668	167
		Shares	Market Value• ($000)
	Sensient Technologies Corp.	1,991	164
*	Arconic Corp.	5,174	159
	Boise Cascade Co.	1,885	151
	Mueller Industries Inc.	2,642	151
	Hecla Mining Co.	25,772	148
*	Ingevity Corp.	1,802	123
*	Constellium SE Class A	5,970	116
	Quaker Chemical Corp.	622	115
	Minerals Technologies Inc.	1,603	112
	Tronox Holdings plc Class A	5,535	112
	Stepan Co.	1,044	108
	Innospec Inc.	1,089	104
	Compass Minerals International Inc.	1,641	96
	NewMarket Corp.	295	94
	GrafTech International Ltd.	9,263	93
	Trinseo plc	1,746	91
	Worthington Industries Inc.	1,576	90
*	Novagold Resources Inc.	12,046	84
	Carpenter Technology Corp.	2,162	83
	Materion Corp.	980	82
*	GCP Applied Technologies Inc.	2,389	75
*	Kraton Corp.	1,596	74
	Kaiser Aluminum Corp.	717	69
*	Energy Fuels Inc.	7,896	65
	Schnitzer Steel Industries Inc. Class A	1,260	61
*	Sylvamo Corp.	1,667	58
*	Century Aluminum Co.	2,257	53
*	US Silica Holdings Inc.	3,665	53
*	Uranium Energy Corp.	12,843	51
	AdvanSix Inc.	1,242	50
*	Coeur Mining Inc.	11,162	48
	Schweitzer-Mauduit International Inc.	1,462	46
	Orion Engineered Carbons SA	2,941	46
*	Amyris Inc.	9,264	42
*	TimkenSteel Corp.	2,198	40
	Hawkins Inc.	870	39
	Neenah Inc.	852	33
	Verso Corp. Class A	1,230	33
	Glatfelter Corp.	2,239	31
*	Koppers Holdings Inc.	1,034	30
	Ecovyst Inc.	2,487	27
*	Clearwater Paper Corp.	861	25
*	Intrepid Potash Inc.	437	25
	Omega Flex Inc.	161	23
4

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Meta Materials Inc.	10,304	22
	Ryerson Holding Corp.	762	20
*	Alto Ingredients Inc.	3,473	20
	Haynes International Inc.	528	19
*	Rayonier Advanced Materials Inc.	3,249	19
	American Vanguard Corp.	1,197	18
*	Zymergen Inc.	4,057	16
	Olympic Steel Inc.	514	14
	Tredegar Corp.	1,211	14
*	Unifi Inc.	686	13
*	Ur-Energy Inc.	8,792	13
*	Northwest Pipe Co.	399	11
	FutureFuel Corp.	1,191	9
*	Gatos Silver Inc.	2,187	7
*	NN Inc.	1,893	5
*	Marrone Bio Innovations Inc.	6,510	4
*	Polymet Mining Corp.	1,458	4
*	Perpetua Resources Corp.	300	1
			36,771
Consumer Discretionary (15.3%)
*	Amazon.com Inc.	20,794	63,864
*	Tesla Inc.	38,745	33,725
	Home Depot Inc.	50,972	16,098
*	Walt Disney Co.	86,982	12,913
	Costco Wholesale Corp.	21,186	11,001
	Walmart Inc.	68,809	9,300
	McDonald's Corp.	35,866	8,779
*	Netflix Inc.	20,682	8,159
	NIKE Inc. Class B	59,385	8,109
	Lowe's Cos. Inc.	33,227	7,345
	Starbucks Corp.	56,511	5,187
	Target Corp.	23,358	4,666
*	Booking Holdings Inc.	1,963	4,264
	TJX Cos. Inc.	57,701	3,814
	Ford Motor Co.	187,371	3,290
	Estee Lauder Cos. Inc. Class A	10,926	3,238
*	General Motors Co.	65,795	3,074
	Activision Blizzard Inc.	36,970	3,013
*	Uber Technologies Inc.	77,055	2,776
	Dollar General Corp.	11,162	2,214
*	Marriott International Inc. Class A	13,012	2,214
*	O'Reilly Automotive Inc.	3,190	2,071
*	Chipotle Mexican Grill Inc. Class A	1,342	2,044
*	Hilton Worldwide Holdings Inc.	13,115	1,952
*	AutoZone Inc.	1,001	1,865
*	Trade Desk Inc. Class A	20,702	1,766
	Electronic Arts Inc.	13,557	1,764
*	Lululemon Athletica Inc.	5,441	1,741
	Yum! Brands Inc.	14,125	1,731
*	Aptiv plc	12,884	1,668
	eBay Inc.	29,830	1,628
	Ross Stores Inc.	16,678	1,524
*	Dollar Tree Inc.	10,614	1,508
*	Expedia Group Inc.	6,916	1,356
	DR Horton Inc.	15,786	1,348
*	Southwest Airlines Co.	28,203	1,235
*	Delta Air Lines Inc.	30,730	1,227
*	Copart Inc.	9,943	1,222
	Best Buy Co. Inc.	11,693	1,130
	Tractor Supply Co.	5,392	1,099
	Yum China Holdings Inc.	20,439	1,063
	Lennar Corp. Class A	11,724	1,054
		Shares	Market Value• ($000)
*	Spotify Technology SA	6,496	1,015
*	Ulta Beauty Inc.	2,550	955
*	Etsy Inc.	6,069	940
	Darden Restaurants Inc.	6,264	910
	VF Corp.	15,412	894
*	Take-Two Interactive Software Inc.	5,499	891
	Paramount Global Class B	28,180	863
	Pool Corp.	1,871	858
*	CarMax Inc.	7,807	854
	Omnicom Group Inc.	10,109	848
*	Royal Caribbean Cruises Ltd.	10,358	836
	MGM Resorts International	18,686	828
*	Caesars Entertainment Inc.	9,753	821
*	Carnival Corp.	40,166	817
	Genuine Parts Co.	6,691	817
	Garmin Ltd.	7,289	805
*	Live Nation Entertainment Inc.	6,549	791
	Domino's Pizza Inc.	1,732	749
*	NVR Inc.	151	749
*	Burlington Stores Inc.	3,176	717
*	United Airlines Holdings Inc.	15,602	693
	Interpublic Group of Cos. Inc.	18,706	688
	Fox Corp. Class A	16,116	674
*	Las Vegas Sands Corp.	15,645	671
	Bath & Body Works Inc.	11,697	624
*	Liberty Media Corp.-Liberty Formula One Class C	10,222	621
	Advance Auto Parts Inc.	3,016	617
	LKQ Corp.	12,890	605
	PulteGroup Inc.	11,971	594
	Hasbro Inc.	6,099	592
	Whirlpool Corp.	2,826	569
*	Carvana Co. Class A	3,744	563
	Tapestry Inc.	13,485	552
*	Lyft Inc. Class A	13,849	539
*	American Airlines Group Inc.	29,841	515
	Williams-Sonoma Inc.	3,539	513
*	Wayfair Inc. Class A	3,638	512
	Vail Resorts Inc.	1,910	498
	Lithia Motors Inc. Class A	1,405	479
*	Capri Holdings Ltd.	7,000	474
	Service Corp. International	7,719	470
	BorgWarner Inc. (XNYS)	11,380	467
*	Floor & Decor Holdings Inc. Class A	4,857	464
*,1	AMC Entertainment Holdings Inc. Class A	24,620	464
*	Rivian Automotive Inc. Class A	6,831	462
	Lear Corp.	2,859	450
*	Zynga Inc. Class A	48,822	443
*	Liberty Media Corp.- Liberty SiriusXM Class C	8,787	442
*	Wynn Resorts Ltd.	5,012	434
	Newell Brands Inc.	18,148	431
*	Five Below Inc.	2,619	428
	Churchill Downs Inc.	1,738	419
*	Discovery Inc. Class C	14,922	417
*	Mattel Inc.	16,652	416
	News Corp. Class A	18,557	414
*	BJ's Wholesale Club Holdings Inc.	6,489	408
	Aramark	10,909	403
*	Penn National Gaming Inc.	7,808	401
	Kohl's Corp.	7,035	391

5

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Macy's Inc.	15,097	391
*	GameStop Corp. Class A	3,068	378
	Wyndham Hotels & Resorts Inc.	4,363	377
*	Deckers Outdoor Corp.	1,293	373
*	Bright Horizons Family Solutions Inc.	2,844	372
*	Peloton Interactive Inc. Class A	12,806	372
*	SiteOne Landscape Supply Inc.	2,139	369
*	Avis Budget Group Inc.	1,933	355
	Rollins Inc.	10,828	353
*	DraftKings Inc. Class A	14,895	353
*	Norwegian Cruise Line Holdings Ltd.	17,899	349
	Gentex Corp.	11,390	345
	Nexstar Media Group Inc. Class A	1,866	345
	New York Times Co. Class A	7,820	344
*	RH	846	340
*	Planet Fitness Inc. Class A	3,944	334
	PVH Corp.	3,363	329
	Polaris Inc.	2,704	329
*	Alaska Air Group Inc.	5,796	325
	Marriott Vacations Worldwide Corp.	1,978	318
	Texas Roadhouse Inc. Class A	3,322	315
	Dick's Sporting Goods Inc.	2,962	311
	Harley-Davidson Inc.	7,271	300
	Ralph Lauren Corp. Class A	2,268	299
	Nielsen Holdings plc	16,920	295
*	Skechers USA Inc. Class A	6,238	287
	Toll Brothers Inc.	5,286	287
*	Scientific Games Corp. Class A	4,520	284
	Boyd Gaming Corp.	3,950	280
	Tempur Sealy International Inc.	8,480	280
	Hanesbrands Inc.	16,778	259
[1]	Sirius XM Holdings Inc.	42,038	259
*	YETI Holdings Inc.	4,172	257
	AMERCO	428	247
*	Terminix Global Holdings Inc.	5,692	242
	Choice Hotels International Inc.	1,655	239
*	IAA Inc.	6,410	236
	Leggett & Platt Inc.	6,359	236
	TEGNA Inc.	10,315	236
	Fox Corp. Class B	6,141	235
*	Fox Factory Holding Corp.	1,991	235
*	Helen of Troy Ltd.	1,123	231
*	Crocs Inc.	2,744	230
*	Hyatt Hotels Corp. Class A	2,352	228
	Thor Industries Inc.	2,515	228
*	JetBlue Airways Corp.	14,815	226
	Travel + Leisure Co.	3,972	223
*	Discovery Inc. Class A	7,912	222
*	AutoNation Inc.	1,929	221
*	Chegg Inc.	6,860	215
*	Hilton Grand Vacations Inc.	4,059	211
*	Asbury Automotive Group Inc.	1,076	209
	Wingstop Inc.	1,436	209
*	Goodyear Tire & Rubber Co.	13,374	207
*	Adient plc	4,601	206
	Murphy USA Inc.	1,135	205
		Shares	Market Value• ($000)
	H&R Block Inc.	8,200	203
	Wendy's Co.	8,761	199
*	Victoria's Secret & Co.	3,635	195
*	QuantumScape Corp. Class A	11,876	192
	Carter's Inc.	1,938	187
*	Under Armour Inc. Class A	10,480	187
*	Meritage Homes Corp.	1,804	178
	Columbia Sportswear Co.	1,914	177
	Signet Jewelers Ltd.	2,516	177
*	Skyline Champion Corp.	2,552	172
	Papa John's International Inc.	1,605	171
*	Taylor Morrison Home Corp. Class A	5,803	171
*	SeaWorld Entertainment Inc.	2,443	170
*	Sabre Corp.	15,324	167
*	Six Flags Entertainment Corp.	3,791	166
*	Liberty Media Corp.- Liberty SiriusXM Class A	3,244	163
*	Madison Square Garden Sports Corp.	930	161
*	Sonos Inc.	5,843	160
	Steven Madden Ltd.	3,735	159
	American Eagle Outfitters Inc.	7,368	155
	Lennar Corp. Class B	2,054	155
*	Grand Canyon Education Inc.	1,775	154
	Group 1 Automotive Inc.	846	154
*	Visteon Corp.	1,285	154
*	Coty Inc. Class A	16,427	151
	KB Home	3,873	150
	International Game Technology plc	4,897	150
	LCI Industries	1,200	149
*	National Vision Holdings Inc.	3,968	146
	Gap Inc.	9,830	143
	Cracker Barrel Old Country Store Inc.	1,052	141
	Red Rock Resorts Inc. Class A	2,777	140
	Penske Automotive Group Inc.	1,413	139
	Foot Locker Inc.	4,350	138
*	Callaway Golf Co.	5,549	137
*	Gentherm Inc.	1,616	137
*	Ollie's Bargain Outlet Holdings Inc.	3,171	137
*	Leslie's Inc.	6,410	137
*	Shake Shack Inc. Class A	1,818	136
	MillerKnoll Inc.	3,447	134
*	LGI Homes Inc.	1,057	133
*	Houghton Mifflin Harcourt Co.	6,169	129
*	Under Armour Inc. Class C	8,231	129
	World Wrestling Entertainment Inc. Class A	2,166	128
*	Allegiant Travel Co.	728	127
	Kontoor Brands Inc.	2,567	127
	Dana Inc.	6,746	126
	News Corp. Class B	5,616	126
*	Copa Holdings SA Class A	1,457	124
*	Tri Pointe Homes Inc.	5,494	123
*	frontdoor Inc.	4,071	122
*	Spirit Airlines Inc.	4,856	122
*	TripAdvisor Inc.	4,777	122
*	Academy Sports & Outdoors Inc.	3,740	121

6

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Boot Barn Holdings Inc.	1,370	119
*	Dorman Products Inc.	1,260	118
*	Overstock.com Inc.	2,067	118
*	Cavco Industries Inc.	427	116
*	iHeartMedia Inc. Class A	5,429	116
	MDC Holdings Inc.	2,543	113
*	Nordstrom Inc.	5,427	113
	Rush Enterprises Inc. Class A	2,178	113
	Graham Holdings Co. Class B	186	112
*	KAR Auction Services Inc.	5,976	110
*	Abercrombie & Fitch Co. Class A	2,770	105
*	Playtika Holding Corp.	5,002	103
	Bloomin' Brands Inc.	4,094	101
*	Central Garden & Pet Co. Class A	2,299	101
	Winnebago Industries Inc.	1,572	101
	John Wiley & Sons Inc. Class A	1,979	100
	Gray Television Inc.	4,207	99
	Qurate Retail Inc. Series A	18,049	99
*	PROG Holdings Inc.	3,222	99
*	Vista Outdoor Inc.	2,699	98
*	Fisker Inc.	7,871	96
*	Cinemark Holdings Inc.	5,390	95
*	ODP Corp.	2,130	94
	Wolverine World Wide Inc.	4,038	93
*	Cheesecake Factory Inc.	2,140	92
*	Dave & Buster's Entertainment Inc.	2,096	91
*	Knowles Corp.	4,188	91
*	Sally Beauty Holdings Inc.	5,278	91
*	Brinker International Inc.	2,125	90
*	Cardlytics Inc.	1,545	90
*	Urban Outfitters Inc.	3,284	90
	Century Communities Inc.	1,401	89
*	Everi Holdings Inc.	3,804	89
	Jack in the Box Inc.	1,026	89
	Rent-A-Center Inc.	3,135	89
	HNI Corp.	2,152	88
*	Madison Square Garden Entertainment Corp.	1,124	88
*	Bed Bath & Beyond Inc.	5,013	85
*	Revolve Group Inc.	1,735	82
	Inter Parfums Inc.	865	80
*	Driven Brands Holdings Inc.	2,728	80
*	iRobot Corp.	1,275	79
*	Lions Gate Entertainment Corp. Class B	5,474	78
	PriceSmart Inc.	1,078	78
*	Figs Inc. Class A	4,763	78
	Monro Inc.	1,645	77
*	Coursera Inc.	3,666	75
	Strategic Education Inc.	1,237	73
	Dillard's Inc. Class A	287	72
	Oxford Industries Inc.	801	71
*	Malibu Boats Inc. Class A	1,010	70
*	Stride Inc.	2,073	70
	Acushnet Holdings Corp.	1,581	69
*	M/I Homes Inc.	1,393	69
*	Sleep Number Corp.	1,031	68
	Sinclair Broadcast Group Inc. Class A	2,238	67
*	Clear Channel Outdoor Holdings Inc.	17,596	66
	Dine Brands Global Inc.	791	66
*	SkyWest Inc.	2,325	65
		Shares	Market Value• ($000)
	Camping World Holdings Inc. Class A	2,073	64
*	elf Beauty Inc.	2,407	64
*	XPEL Inc.	869	63
*	EW Scripps Co. Class A	2,783	62
*	Mister Car Wash Inc.	3,873	62
	La-Z-Boy Inc.	2,075	61
	Sturm Ruger & Co. Inc.	835	60
*	G-III Apparel Group Ltd.	2,140	59
*	Liberty Media Corp.- Liberty Braves Class C	2,368	58
*	Tenneco Inc. Class A	3,025	58
*	AMC Networks Inc. Class A	1,400	58
	Franchise Group Inc.	1,372	58
*	Bally's Corp.	1,585	57
	Big Lots Inc.	1,606	56
	Sonic Automotive Inc. Class A	1,048	56
*	Cars.com Inc.	3,323	54
*	Clean Energy Fuels Corp.	7,399	54
	Buckle Inc.	1,446	52
*	GoPro Inc. Class A	6,063	52
	Scholastic Corp.	1,225	52
	Steelcase Inc. Class A	4,236	52
*	Imax Corp.	2,497	52
	Arko Corp.	6,285	52
*	Adtalem Global Education Inc.	2,463	51
*	American Axle & Manufacturing Holdings Inc.	5,547	51
*	Stitch Fix Inc. Class A	4,082	51
	Laureate Education Inc. Class A	4,621	50
*	Monarch Casino & Resort Inc.	631	49
*	Hawaiian Holdings Inc.	2,519	48
*	MarineMax Inc.	1,044	48
*	Zumiez Inc.	1,058	47
*	Genesco Inc.	720	46
	Standard Motor Products Inc.	1,056	46
*	Petco Health & Wellness Co. Inc. Class A	2,599	46
*	Denny's Corp.	2,833	45
*	Golden Entertainment Inc.	797	45
*	Children's Place Inc.	694	44
	Guess? Inc.	2,025	44
*	Lions Gate Entertainment Corp. Class A	2,861	44
*	Blink Charging Co.	1,771	44
*	PowerSchool Holdings Inc. Class A	2,700	43
	Matthews International Corp. Class A	1,231	41
	Ruth's Hospitality Group Inc.	1,667	41
*	Tupperware Brands Corp.	2,236	41
	Smith & Wesson Brands Inc.	2,242	40
	Winmark Corp.	171	39
	Carriage Services Inc. Class A	779	38
*	Arlo Technologies Inc.	3,945	37
*	Designer Brands Inc. Class A	2,860	37
	Interface Inc. Class A	2,828	37
	Caleres Inc.	1,733	36
*	2U Inc.	3,403	36
*	Accel Entertainment Inc. Class A	2,731	36

7

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Sun Country Airlines Holdings Inc.	1,331	36
*	BJ's Restaurants Inc.	1,093	35
*	Green Brick Partners Inc.	1,501	35
*	Viad Corp.	1,003	35
*	Perdoceo Education Corp.	3,299	35
	Hibbett Inc.	747	34
*	RealReal Inc.	3,816	34
*	Gannett Co. Inc.	6,812	34
*	Fossil Group Inc.	2,433	33
*	Chuy's Holdings Inc.	978	32
	Movado Group Inc.	811	32
*	Canoo Inc.	5,624	32
	Aaron's Co. Inc.	1,460	31
*	Boston Omaha Corp. Class A	1,062	30
*	QuinStreet Inc.	2,631	30
*	Quotient Technology Inc.	4,462	30
	A-Mark Precious Metals Inc.	425	30
*	Portillo's Inc. Class A	1,180	30
*	Life Time Group Holdings Inc.	1,948	30
*	America's Car-Mart Inc.	288	28
	RCI Hospitality Holdings Inc.	425	28
*	Corsair Gaming Inc.	1,198	28
*	Latham Group Inc.	1,609	28
	Clarus Corp.	1,180	27
*	OneSpaWorld Holdings Ltd.	2,564	27
*	Chico's FAS Inc.	5,586	26
	Ethan Allen Interiors Inc.	1,010	26
*	Lindblad Expeditions Holdings Inc.	1,482	26
	Shoe Carnival Inc.	889	26
*	WW International Inc.	2,558	26
*	TravelCenters of America Inc.	605	26
*	Rush Street Interactive Inc.	2,542	26
*	Lovesac Co.	595	25
	OneWater Marine Inc. Class A	498	25
*	Hovnanian Enterprises Inc. Class A	249	24
*	Master Craft Boat Holdings Inc.	831	24
	Haverty Furniture Cos. Inc.	810	23
*	Party City Holdco Inc.	5,358	23
*	Sportsman's Warehouse Holdings Inc.	2,021	23
*	Stagwell Inc.	3,024	23
*	Beazer Homes USA Inc.	1,367	22
*	Funko Inc. Class A	1,283	22
*	Liberty Media Corp.- Liberty Formula One Class A	384	22
*	Marcus Corp.	1,198	22
*	Frontier Group Holdings Inc.	1,691	22
	Johnson Outdoors Inc. Class A	257	21
*	LL Flooring Holdings Inc.	1,283	21
*	Selectquote Inc.	6,909	21
	Global Industrial Co.	653	21
*	Daily Journal Corp.	61	20
*	Liquidity Services Inc.	1,174	20
*	1-800-Flowers.com Inc. Class A	1,294	20
*	Stoneridge Inc.	1,195	20
*	Universal Electronics Inc.	607	20
*	Bluegreen Vacations Holding Class A	712	20
*	Lordstown Motors Corp. Class A	7,859	20
	Cato Corp. Class A	1,059	19
		Shares	Market Value• ($000)
	Entravision Communications Corp. Class A	2,974	19
*	CarParts.com Inc.	2,298	19
*	AMMO Inc.	4,002	19
*	American Public Education Inc.	912	18
	Big 5 Sporting Goods Corp.	1,010	17
*	Century Casinos Inc.	1,377	17
*	Conn's Inc.	928	17
	Del Taco Restaurants Inc.	1,358	17
*	European Wax Center Inc. Class A	698	17
*	Citi Trends Inc.	438	16
	Kimball International Inc. Class B	1,691	16
*	Turtle Beach Corp.	677	16
*,1	Vuzix Corp.	2,848	16
*	Purple Innovation Inc. Class A	2,705	16
*	Golden Nugget Online Gaming Inc.	1,863	16
*	Audacy Inc. Class A	5,246	16
*	Integral Ad Science Holding Corp.	786	15
*	F45 Training Holdings Inc.	953	15
[1]	Krispy Kreme Inc.	1,023	15
*	Container Store Group Inc.	1,541	14
	Tilly's Inc. Class A	1,108	14
*	Full House Resorts Inc.	1,583	14
*	El Pollo Loco Holdings Inc.	948	13
*	Motorcar Parts of America Inc.	818	13
*	Noodles & Co. Class A	1,968	13
*	Red Robin Gourmet Burgers Inc.	752	13
*	Instructure Holdings Inc.	559	13
*	Snap One Holdings Corp.	646	13
*	Cooper-Standard Holdings Inc.	910	12
*	Genius Brands International Inc.	13,707	12
*	Lands' End Inc.	694	12
*	Alta Equipment Group Inc.	969	12
*	NEOGAMES SA	542	12
*	ONE Group Hospitality Inc.	983	12
*	Duluth Holdings Inc. Class B	760	11
*	PlayAGS Inc.	1,339	11
	Rocky Brands Inc.	282	11
*	Vera Bradley Inc.	1,433	11
*	Romeo Power Inc.	5,878	11
*	Xponential Fitness Inc. Class A	519	11
*	Barnes & Noble Education Inc.	1,856	10
*	Eastman Kodak Co.	2,174	10
*	Fiesta Restaurant Group Inc.	999	10
	Hooker Furnishings Corp.	498	10
	Superior Group of Cos. Inc.	500	10
*	American Outdoor Brands Inc.	661	10
*	Thryv Holdings Inc.	327	10
*	Traeger Inc.	1,061	10
*	Kirkland's Inc.	678	9
*	Kura Sushi USA Inc. Class A	174	9
[1]	Weber Inc. Class A	797	9
*	Udemy Inc.	679	9
*	Central Garden & Pet Co.	171	8
*	Mesa Air Group Inc.	1,765	8

8

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	National CineMedia Inc.	2,831	8
	Bassett Furniture Industries Inc.	470	8
*	VOXX International Corp. Class A	792	8
	Nathan's Famous Inc.	141	8
	Paramount Global Class A	228	8
*,1	Arcimoto Inc.	1,329	8
*	First Watch Restaurant Group Inc.	541	8
	Escalade Inc.	523	7
	Flexsteel Industries Inc.	337	7
*	Liberty TripAdvisor Holdings Inc. Class A	3,372	7
	Lifetime Brands Inc.	528	7
*	Nautilus Inc.	1,444	7
*	Lazydays Holdings Inc.	370	7
*	CarLotz Inc.	3,473	7
	JOANN Inc.	585	7
*	Drive Shack Inc.	4,173	6
*	Legacy Housing Corp.	255	6
*	Shift Technologies Inc.	3,014	6
*	Solo Brands Inc. Class A	552	6
*	Biglari Holdings Inc. Class B	37	5
	NL Industries Inc.	759	5
*	CuriosityStream Inc.	1,264	5
*	Stonemor Inc.	2,084	5
*	Outbrain Inc.	411	5
*	Torrid Holdings Inc.	617	5
*	aka Brands Holding Corp.	601	5
*	Rent the Runway Inc. Class A	834	5
*	Lulu's Fashion Lounge Holdings Inc.	518	5
	Carrols Restaurant Group Inc.	1,595	4
	Hamilton Beach Brands Holding Co. Class A	282	4
	Rush Enterprises Inc. Class B	83	4
	Marine Products Corp.	357	4
*	Emerald Holding Inc.	1,078	4
*	XL Fleet Corp.	1,936	4
*	Aterian Inc.	1,261	4
*	Esports Technologies Inc.	512	4
*	Landsea Homes Corp.	645	4
*	Revlon Inc. Class A	358	3
*	Chicken Soup For The Soul Entertainment Inc.	337	3
*	Hall of Fame Resort & Entertainment Co.	2,783	3
*	Eros STX Global Corp.	855	3
*	Fluent Inc.	1,630	2
*	HyreCar Inc.	884	2
*	Dutch Bros Inc. Class A	50	2
*	Sweetgreen Inc. Class A	65	2
*	Arhaus Inc.	231	2
*	Brilliant Earth Group Inc. Class A	113	1
			320,296
Consumer Staples (5.1%)
	Procter & Gamble Co.	115,417	17,992
	Coca-Cola Co.	186,342	11,598
	PepsiCo Inc.	66,362	10,866
	Philip Morris International Inc.	74,577	7,538
	CVS Health Corp.	63,068	6,537
		Shares	Market Value• ($000)
	Altria Group Inc.	88,718	4,550
	Mondelez International Inc. Class A	67,055	4,391
	Colgate-Palmolive Co.	40,222	3,095
	Sysco Corp.	24,429	2,128
	Kimberly-Clark Corp.	16,135	2,100
	Archer-Daniels-Midland Co.	26,641	2,090
	McKesson Corp.	7,330	2,015
	General Mills Inc.	29,202	1,969
	Corteva Inc.	34,925	1,817
	Kroger Co.	35,181	1,646
	Constellation Brands Inc. Class A	7,454	1,607
	Walgreens Boots Alliance Inc.	34,246	1,578
*	Monster Beverage Corp.	17,709	1,495
	Hershey Co.	7,033	1,423
	Kraft Heinz Co.	33,236	1,304
	Keurig Dr Pepper Inc.	33,213	1,284
	Tyson Foods Inc. Class A	13,787	1,278
	Church & Dwight Co. Inc.	11,649	1,140
	McCormick & Co. Inc.	11,905	1,133
	AmerisourceBergen Corp. Class A	7,121	1,015
	Clorox Co.	5,784	843
	Conagra Brands Inc.	22,344	781
	Kellogg Co.	12,100	774
	Bunge Ltd.	6,564	686
	J M Smucker Co.	5,046	680
	Hormel Foods Corp.	13,399	638
	Brown-Forman Corp. Class B	9,499	620
*	Darling Ingredients Inc.	7,723	560
	Lamb Weston Holdings Inc.	6,930	460
	Molson Coors Beverage Co. Class B	8,456	441
	Campbell Soup Co.	9,317	419
*	US Foods Holding Corp	10,334	404
*	Performance Food Group Co.	7,107	398
	Casey's General Stores Inc.	1,756	330
*	Post Holdings Inc.	2,839	299
	Ingredion Inc.	3,224	286
	Flowers Foods Inc.	9,091	249
	Albertsons Cos. Inc. Class A	7,587	221
	Spectrum Brands Holdings Inc.	2,044	190
*	Freshpet Inc.	1,906	182
*	Boston Beer Co. Inc. Class A	456	175
	Sanderson Farms Inc.	946	169
*	Herbalife Nutrition Ltd.	4,754	169
*	Celsius Holdings Inc.	2,590	165
*	Hain Celestial Group Inc.	4,361	159
*	Simply Good Foods Co.	3,924	156
	Lancaster Colony Corp.	891	150
*	Sprouts Farmers Market Inc.	5,264	150
*	Hostess Brands Inc. Class A	6,312	136
*,1	Beyond Meat Inc.	2,781	130
	WD-40 Co.	600	127
*	Grocery Outlet Holding Corp.	4,219	117
	Coca-Cola Consolidated Inc.	228	113
	Energizer Holdings Inc.	3,344	112
	Nu Skin Enterprises Inc. Class A	2,381	110
*	United Natural Foods Inc.	2,709	109
	J & J Snack Foods Corp.	661	108
	Medifast Inc.	571	106
	Primo Water Corp.	6,568	96
	Edgewell Personal Care Co.	2,634	94

9

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	B&G Foods Inc.	3,153	93
*	TreeHouse Foods Inc.	2,305	90
	Cal-Maine Foods Inc.	2,020	89
*	Beauty Health Co.	4,261	83
	Brown-Forman Corp. Class A	1,324	81
	Vector Group Ltd.	7,143	80
	Reynolds Consumer Products Inc.	2,660	79
*	Olaplex Holdings Inc.	4,512	76
	Andersons Inc.	1,525	70
	Universal Corp.	1,152	62
*	Pilgrim's Pride Corp.	2,357	56
	MGP Ingredients Inc.	689	55
	Ingles Markets Inc. Class A	651	54
	National Beverage Corp.	1,212	53
*	Chefs' Warehouse Inc.	1,523	50
*	BellRing Brands Inc. Class A	1,930	49
*	USANA Health Sciences Inc.	533	47
	Seaboard Corp.	12	46
	Weis Markets Inc.	727	45
	Utz Brands Inc.	2,930	45
	SpartanNash Co.	1,552	44
	Fresh Del Monte Produce Inc.	1,637	42
*	Hydrofarm Holdings Group Inc.	2,051	42
	ACCO Brands Corp.	4,752	41
*	Duckhorn Portfolio Inc.	1,786	35
	Calavo Growers Inc.	792	34
	PetMed Express Inc.	1,026	28
*,1	Tattooed Chef Inc.	2,273	28
	John B Sanfilippo & Son Inc.	345	27
	Tootsie Roll Industries Inc.	764	26
*	Rite Aid Corp.	2,689	25
*	GrowGeneration Corp.	2,934	25
*	Honest Co. Inc.	4,232	24
	Turning Point Brands Inc.	680	23
*	Mission Produce Inc.	1,806	23
*	PLBY Group Inc.	1,450	23
*	Veru Inc.	3,154	18
*	Vital Farms Inc.	1,284	18
*	22nd Century Group Inc.	7,305	17
*	Whole Earth Brands Inc.	1,819	17
*	Sovos Brands Inc.	1,273	15
*	Landec Corp.	1,164	13
*	Seneca Foods Corp. Class A	267	13
	Nature's Sunshine Products Inc.	687	12
*,1	AppHarvest Inc.	3,250	12
*	HF Foods Group Inc.	1,690	11
	Limoneira Co.	630	9
	Natural Grocers by Vitamin Cottage Inc.	516	9
*	Vita Coco Co. Inc.	758	9
	Village Super Market Inc. Class A	353	8
	Oil-Dri Corp. of America	226	7
*	NewAge Inc.	6,726	5
*	AquaBounty Technologies Inc.	2,649	4
*	Zevia PBC Class A	541	3
*	Laird Superfood Inc.	314	2
*	MedAvail Holdings Inc.	591	1
			107,697
Energy (3.8%)
	Exxon Mobil Corp.	202,943	15,915
	Chevron Corp.	92,755	13,357
		Shares	Market Value• ($000)
	ConocoPhillips	63,207	5,996
	EOG Resources Inc.	27,891	3,205
	Schlumberger NV	66,848	2,623
	Pioneer Natural Resources Co.	10,334	2,476
	Marathon Petroleum Corp.	29,427	2,291
	Devon Energy Corp.	32,222	1,919
	Williams Cos. Inc.	58,184	1,820
	Occidental Petroleum Corp.	40,239	1,760
	Phillips 66	20,872	1,758
	Valero Energy Corp.	19,498	1,628
	Kinder Morgan Inc.	93,126	1,620
	Cheniere Energy Inc.	11,155	1,482
	Halliburton Co.	42,266	1,417
	ONEOK Inc.	21,124	1,379
	Hess Corp.	13,173	1,331
	Diamondback Energy Inc.	8,583	1,185
*	Enphase Energy Inc.	6,327	1,055
	Baker Hughes Co. Class A	35,174	1,033
	Coterra Energy Inc.	38,115	889
	Marathon Oil Corp.	36,788	830
	Targa Resources Corp.	10,757	703
*	Plug Power Inc.	24,458	619
	APA Corp.	17,194	613
	Ovintiv Inc. (XNYS)	12,207	560
*	First Solar Inc.	5,062	381
	Chesapeake Energy Corp.	4,926	381
	Texas Pacific Land Corp.	282	335
	EQT Corp.	14,323	331
	NOV Inc.	18,615	319
*	Antero Resources Corp.	13,698	314
	PDC Energy Inc.	4,724	305
	Matador Resources Co.	5,339	265
*	Range Resources Corp.	11,510	264
	DTE Midstream LLC	4,690	249
	Murphy Oil Corp.	7,057	245
*	Southwestern Energy Co.	48,657	243
	HollyFrontier Corp.	7,037	214
	SM Energy Co.	5,787	205
*	ChampionX Corp.	9,362	200
	Continental Resources Inc.	3,209	178
*	Denbury Inc.	2,443	177
	Helmerich & Payne Inc.	4,707	171
	California Resources Corp.	3,884	160
*	ChargePoint Holdings Inc.	10,785	157
	Antero Midstream Corp.	15,586	156
*	CNX Resources Corp.	9,567	156
	Magnolia Oil & Gas Corp. Class A	6,674	149
	Cactus Inc. Class A	2,749	139
*	Renewable Energy Group Inc.	2,178	134
	Whiting Petroleum Corp.	1,802	133
	Oasis Petroleum Inc.	984	130
	Equitrans Midstream Corp.	20,068	129
	Arcosa Inc.	2,421	127
*	Callon Petroleum Co.	2,237	126
	Patterson-UTI Energy Inc.	7,965	115
*	Kosmos Energy Ltd.	22,488	109
*	FuelCell Energy Inc.	17,682	106
	Civitas Resources Inc.	2,104	106
*	Ameresco Inc. Class A	1,477	95
	World Fuel Services Corp.	3,089	88
*	Golar LNG Ltd.	4,994	87
	Arch Resources Inc.	680	81
*	Green Plains Inc.	2,409	79
*	Peabody Energy Corp.	4,471	78

10

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Shoals Technologies Group Inc. Class A	4,917	78
*	Centennial Resource Development Inc. Class A	8,786	77
*	PBF Energy Inc. Class A	4,584	76
*	Tellurian Inc.	19,065	73
	Warrior Met Coal Inc.	2,305	73
*	Oceaneering International Inc.	4,832	71
*	SunPower Corp.	3,952	71
*	Array Technologies Inc.	6,126	69
*	NexTier Oilfield Solutions Inc.	8,377	67
	Northern Oil and Gas Inc.	2,621	66
	Archrock Inc.	6,924	58
*	Delek US Holdings Inc.	3,308	57
*	Liberty Oilfield Services Inc. Class A	4,352	54
*	ProPetro Holding Corp.	4,144	53
	Brigham Minerals Inc. Class A	2,270	52
*	CONSOL Energy Inc.	1,665	51
*	NOW Inc.	5,354	50
*	Stem Inc.	5,143	49
*	Laredo Petroleum Inc.	609	47
*	Nabors Industries Ltd. (XNYS)	348	44
*	Bristow Group Inc.	1,276	42
*	MRC Global Inc.	3,916	40
*	Dril-Quip Inc.	1,354	39
*	Expro Group Holdings NV	2,337	38
*	Comstock Resources Inc.	4,457	37
*	Ranger Oil Corp. Class A	1,065	36
	New Fortress Energy Inc. Class A	1,294	36
	Berry Corp.	3,440	34
*	Gevo Inc.	9,476	34
	SunCoke Energy Inc.	4,022	32
*	Tidewater Inc.	2,062	31
*	Par Pacific Holdings Inc.	2,240	30
*	RPC Inc.	3,362	29
*	Select Energy Services Inc. Class A	3,511	29
*	Helix Energy Solutions Group Inc.	6,960	28
*	Talos Energy Inc.	1,786	28
*	DMC Global Inc.	902	26
*	REX American Resources Corp.	277	26
*	Fluence Energy Inc.	1,820	25
	CVR Energy Inc.	1,300	23
*	TPI Composites Inc.	1,678	23
*	Crescent Energy Inc. Class A	1,425	22
*	Centrus Energy Corp. Class A	460	21
*	Aemetis Inc.	1,528	20
*	W&T Offshore Inc.	4,218	20
*	Earthstone Energy Inc. Class A	1,450	19
*	TETRA Technologies Inc.	5,944	19
*	National Energy Services Reunited Corp.	1,924	17
	Solaris Oilfield Infrastructure Inc. Class A	1,519	16
*	Newpark Resources Inc.	4,046	15
*	Oil States International Inc.	2,907	15
*	American Superconductor Corp.	1,401	12
		Shares	Market Value• ($000)
*	FTS International Inc. Class A	448	12
	Kinetik Holdings Inc.	163	11
	Falcon Minerals Corp.	1,756	10
	HighPeak Energy Inc.	423	9
*	Matrix Service Co.	1,127	8
*	Beam Global	444	6
*	FTC Solar Inc.	963	5
	Riley Exploration Permian Inc.	119	4
*	Advent Technologies Holdings Inc.	876	2
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	126	2
			79,048
Financials (11.7%)
*	Berkshire Hathaway Inc. Class B	88,021	28,294
	JPMorgan Chase & Co.	140,786	19,963
	Bank of America Corp.	345,390	15,266
	Wells Fargo & Co.	191,713	10,232
	S&P Global Inc.	16,616	6,243
	Charles Schwab Corp.	72,021	6,083
	Morgan Stanley	64,125	5,819
	Citigroup Inc.	95,217	5,640
	Goldman Sachs Group Inc.	15,614	5,329
	BlackRock Inc.	6,848	5,094
	Chubb Ltd.	20,554	4,186
	Blackstone Inc.	32,566	4,151
	CME Group Inc.	17,181	4,064
	PNC Financial Services Group Inc.	20,380	4,061
	Truist Financial Corp.	64,361	4,005
	Marsh & McLennan Cos. Inc.	24,417	3,795
	US Bancorp	64,400	3,641
	Intercontinental Exchange Inc.	26,710	3,422
	Aon plc Class A (XNYS)	10,459	3,055
	Progressive Corp.	28,018	2,968
	Moody's Corp.	7,773	2,503
	American International Group Inc.	39,777	2,436
	MetLife Inc.	34,147	2,307
	Prudential Financial Inc.	18,158	2,028
	Travelers Cos. Inc.	11,777	2,024
	Bank of New York Mellon Corp.	36,207	1,924
	Aflac Inc.	31,455	1,922
	MSCI Inc. Class A	3,820	1,916
	Discover Financial Services	13,977	1,725
	Allstate Corp.	13,720	1,679
*	SVB Financial Group	2,698	1,635
	Ameriprise Financial Inc.	5,340	1,601
	KKR & Co. Inc.	26,486	1,592
	Fifth Third Bancorp	32,621	1,561
	Arthur J Gallagher & Co.	9,842	1,557
	T Rowe Price Group Inc.	10,744	1,553
	State Street Corp.	17,399	1,485
	First Republic Bank	8,508	1,474
	Willis Towers Watson plc	5,929	1,318
	Apollo Global Management Inc.	17,533	1,144
	Hartford Financial Services Group Inc.	16,343	1,135
	KeyCorp	44,636	1,119
	M&T Bank Corp.	6,116	1,114
	Northern Trust Corp.	9,774	1,113
	Regions Financial Corp.	45,765	1,107

11

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Citizens Financial Group Inc.	20,270	1,063
	Huntington Bancshares Inc.	68,360	1,061
	Signature Bank	2,849	983
	Raymond James Financial Inc.	8,875	973
	Nasdaq Inc.	5,601	959
	Principal Financial Group Inc.	12,595	890
	Cincinnati Financial Corp.	7,201	884
*	Arch Capital Group Ltd.	17,758	837
	Ally Financial Inc.	16,666	832
	Broadridge Financial Solutions Inc.	5,510	806
*	Markel Corp.	647	804
	Brown & Brown Inc.	11,113	751
	FactSet Research Systems Inc.	1,821	739
	LPL Financial Holdings Inc.	3,786	685
	MarketAxess Holdings Inc.	1,793	684
	Loews Corp.	10,325	633
	Fidelity National Financial Inc.	13,109	624
	W R Berkley Corp.	6,659	601
	Cboe Global Markets Inc.	5,091	597
	Comerica Inc.	6,239	596
	First Horizon Corp.	25,265	593
	East West Bancorp Inc.	6,763	592
	Lincoln National Corp.	8,572	578
	Ares Management Corp. Class A	6,862	556
	Equitable Holdings Inc.	17,024	556
	Everest Re Group Ltd.	1,843	550
	Zions Bancorp NA	7,320	519
	Webster Financial Corp.	8,546	515
	Globe Life Inc.	4,852	490
	Annaly Capital Management Inc.	67,571	470
	Assurant Inc.	2,720	462
	First Citizens BancShares Inc. Class A	583	460
	Western Alliance Bancorp	4,781	448
	American Financial Group Inc.	3,284	445
	People's United Financial Inc.	20,337	429
	Tradeweb Markets Inc. Class A	5,008	423
*	Alleghany Corp.	635	420
	Franklin Resources Inc.	13,731	408
	Commerce Bancshares Inc.	5,392	387
	Cullen/Frost Bankers Inc.	2,709	381
	Jefferies Financial Group Inc.	10,538	375
	Carlyle Group Inc.	7,854	368
	Synovus Financial Corp.	6,820	359
	Voya Financial Inc.	5,308	357
	Pinnacle Financial Partners Inc.	3,512	355
	Reinsurance Group of America Inc.	3,201	355
	Old Republic International Corp.	13,374	352
	Stifel Financial Corp.	4,784	352
	Popular Inc.	3,822	351
*	Upstart Holdings Inc.	2,207	349
	First American Financial Corp.	5,067	340
	Invesco Ltd.	15,821	336
	Starwood Property Trust Inc.	13,915	332
	RenaissanceRe Holdings Ltd.	2,179	329
	Prosperity Bancshares Inc.	4,334	323
	AGNC Investment Corp.	24,890	321
		Shares	Market Value• ($000)
	Morningstar Inc.	1,102	309
	SEI Investments Co.	5,160	302
	SouthState Corp.	3,332	300
	First Financial Bankshares Inc.	6,212	298
	Glacier Bancorp Inc.	5,266	292
	Cadence Bank	8,983	284
	Bank OZK	5,889	277
	OneMain Holdings Inc.	5,347	273
	PacWest Bancorp	5,529	273
	SLM Corp.	13,814	272
	Valley National Bancorp	19,407	271
	Wintrust Financial Corp.	2,730	271
	Janus Henderson Group plc	8,066	271
	Affiliated Managers Group Inc.	1,920	266
	Unum Group	9,523	266
	Interactive Brokers Group Inc. Class A	3,880	257
	Old National Bancorp	13,989	256
	New York Community Bancorp Inc.	21,993	254
	Houlihan Lokey Inc. Class A	2,460	253
	Blackstone Mortgage Trust Inc. Class A	7,732	246
	Primerica Inc.	1,855	241
	MGIC Investment Corp.	15,592	237
	Hanover Insurance Group Inc.	1,680	234
	United Bankshares Inc.	6,253	229
	Selective Insurance Group Inc.	2,745	228
	Evercore Inc. Class A	1,786	227
	Hancock Whitney Corp.	4,084	227
	Essent Group Ltd.	5,148	227
	FNB Corp.	16,711	224
	Umpqua Holdings Corp.	10,334	221
*	Credit Acceptance Corp.	396	218
	New Residential Investment Corp.	20,932	217
	Erie Indemnity Co. Class A	1,224	214
	UMB Financial Corp.	2,102	214
	Kinsale Capital Group Inc.	988	207
	ServisFirst Bancshares Inc.	2,371	207
	Radian Group Inc.	8,589	205
	Assured Guaranty Ltd.	3,278	203
*	Brighthouse Financial Inc.	3,866	202
	Axis Capital Holdings Ltd.	3,538	193
	Community Bank System Inc.	2,564	187
	RLI Corp.	1,841	187
	BankUnited Inc.	4,207	186
	Independent Bank Corp. (XNGS)	2,136	184
	Walker & Dunlop Inc.	1,325	183
	First Hawaiian Inc.	6,264	182
	Investors Bancorp Inc.	10,789	181
	United Community Banks Inc.	4,660	180
	Eastern Bankshares Inc.	8,238	180
	Associated Banc-Corp.	7,243	177
*	Silvergate Capital Corp. Class A	1,334	171
	Cathay General Bancorp	3,615	170
	Pacific Premier Bancorp Inc.	4,405	170
	Lazard Ltd. Class A	4,872	168
	Home BancShares Inc.	7,085	166
*	Enstar Group Ltd.	583	166

12

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Trupanion Inc.	1,845	165
	First Interstate BancSystem Inc. Class A	4,038	164
	Bank of Hawaii Corp.	1,893	163
	Simmons First National Corp. Class A	5,644	161
	Kemper Corp.	2,951	158
	WSFS Financial Corp.	3,107	158
	Ameris Bancorp	3,129	155
*	Texas Capital Bancshares Inc.	2,295	153
	American Equity Investment Life Holding Co.	4,035	152
	BOK Financial Corp.	1,479	152
	Virtu Financial Inc. Class A	4,331	152
*	Mr Cooper Group Inc.	2,930	149
	CVB Financial Corp.	6,263	148
	White Mountains Insurance Group Ltd.	141	148
	Atlantic Union Bankshares Corp.	3,607	147
*	Focus Financial Partners Inc. Class A	2,913	146
	First BanCorp. (XNYS)	10,007	141
	FirstCash Holdings Inc.	1,951	141
	Chimera Investment Corp.	11,546	140
	Fulton Financial Corp.	7,764	140
	Independent Bank Group Inc.	1,817	140
*	Axos Financial Inc.	2,527	138
	Moelis & Co. Class A	2,867	138
	Federated Hermes Inc.	4,167	136
	CNO Financial Group Inc.	5,570	135
	Navient Corp.	7,614	134
	Hamilton Lane Inc. Class A	1,617	126
	Columbia Banking System Inc.	3,393	124
	First Merchants Corp.	2,840	124
	Arbor Realty Trust Inc.	6,771	122
	Piper Sandler Cos.	814	120
	Flagstar Bancorp Inc.	2,585	118
*,1	Marathon Digital Holdings Inc.	4,549	115
	International Bancshares Corp.	2,579	111
*	Triumph Bancorp Inc.	1,105	111
	WesBanco Inc.	3,029	111
*	Cannae Holdings Inc.	4,116	110
	Sandy Spring Bancorp Inc.	2,244	106
*	Open Lending Corp. Class A	5,042	105
	Washington Federal Inc.	2,916	104
	Artisan Partners Asset Management Inc. Class A	2,696	103
	First Financial Bancorp	4,111	101
	Live Oak Bancshares Inc.	1,542	99
	Hope Bancorp Inc.	5,778	98
	Hilltop Holdings Inc.	3,125	97
	Towne Bank	3,122	97
*	Genworth Financial Inc. Class A	23,550	96
*	NMI Holdings Inc. Class A	4,133	96
	Banner Corp.	1,515	93
	Cohen & Steers Inc.	1,133	92
	Eagle Bancorp Inc.	1,534	92
	Renasant Corp.	2,531	92
	Heartland Financial USA Inc.	1,839	91
	Trustmark Corp.	2,886	91
*	PRA Group Inc.	1,987	89
	Park National Corp.	667	89
		Shares	Market Value• ($000)
	PennyMac Financial Services Inc.	1,545	89
	Lakeland Financial Corp.	1,098	88
	Stewart Information Services Corp.	1,298	88
	Bank of NT Butterfield & Son Ltd.	2,303	88
	Meta Financial Group Inc.	1,568	87
*	Encore Capital Group Inc.	1,305	86
*	LendingClub Corp.	4,631	86
	Northwest Bancshares Inc.	6,099	86
	Veritex Holdings Inc.	2,119	86
*	Customers Bancorp Inc.	1,379	85
	Horace Mann Educators Corp.	2,031	84
	Seacoast Banking Corp. of Florida	2,262	83
	Enterprise Financial Services Corp.	1,665	82
	Provident Financial Services Inc.	3,454	82
	Two Harbors Investment Corp.	16,232	82
	Rocket Cos. Inc. Class A	6,387	82
	MFA Financial Inc.	19,677	80
	NBT Bancorp Inc.	2,056	79
	Apollo Commercial Real Estate Finance Inc.	5,995	78
	Virtus Investment Partners Inc.	325	78
	PJT Partners Inc. Class A	1,201	77
	First Commonwealth Financial Corp.	4,733	76
*	Palomar Holdings Inc.	1,176	76
	iStar Inc.	2,979	75
	Mercury General Corp.	1,365	75
	Westamerica BanCorp.	1,268	75
	BGC Partners Inc. Class A	16,158	74
*	Bancorp Inc.	2,538	74
	Goosehead Insurance Inc. Class A	849	74
*	Enova International Inc.	1,771	72
	Berkshire Hills Bancorp Inc.	2,272	71
*	LendingTree Inc.	591	71
	OFG Bancorp	2,475	70
*	Riot Blockchain Inc.	4,060	70
	Capitol Federal Financial Inc.	6,303	69
	First Busey Corp.	2,471	68
	PennyMac Mortgage Investment Trust	4,385	68
	FB Financial Corp.	1,517	67
	Nelnet Inc. Class A	829	67
*	BRP Group Inc. Class A	2,405	67
	StepStone Group Inc. Class A	1,934	67
	Argo Group International Holdings Ltd.	1,565	66
	Brightsphere Investment Group Inc.	2,754	66
	American National Group Inc.	345	65
	Brookline Bancorp Inc.	3,732	64
	National Bank Holdings Corp. Class A	1,439	64
	ProAssurance Corp.	2,644	64
	CNA Financial Corp.	1,350	62
	Southside Bancshares Inc.	1,477	62
*	StoneX Group Inc.	820	62
	B Riley Financial Inc.	1,030	61

13

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	First Bancorp (XNGS)	1,352	61
	S&T Bancorp Inc.	1,936	60
	BancFirst Corp.	757	59
	OceanFirst Financial Corp.	2,644	59
	Broadmark Realty Capital Inc.	6,870	59
	Stock Yards Bancorp Inc.	1,064	57
	TriCo Bancshares	1,313	57
*	Nicolet Bankshares Inc.	589	56
	Safety Insurance Group Inc.	668	56
	ConnectOne Bancorp Inc.	1,666	55
	Federal Agricultural Mortgage Corp. Class C	445	55
	Ladder Capital Corp. Class A	4,801	55
	Lakeland Bancorp Inc.	3,023	55
	New York Mortgage Trust Inc.	15,758	55
	Dime Community Bancshares Inc.	1,624	55
	City Holding Co.	679	54
	HomeStreet Inc.	1,022	53
	First Foundation Inc.	1,935	52
	Employers Holdings Inc.	1,306	51
	Redwood Trust Inc.	4,891	51
	Preferred Bank	632	50
*	Metropolitan Bank Holding Corp.	480	49
	Origin Bancorp Inc.	1,051	49
	Premier Financial Corp.	1,608	49
*	Blucora Inc.	2,398	48
	Ellington Financial Inc.	2,639	47
*	MoneyGram International Inc.	4,395	47
	Banc of California Inc.	2,359	46
	German American Bancorp Inc.	1,155	46
	Kearny Financial Corp.	3,449	46
	James River Group Holdings Ltd.	1,739	46
	State Auto Financial Corp.	857	45
	Washington Trust Bancorp Inc.	831	45
	Amerant Bancorp Inc.	1,317	43
	Heritage Financial Corp.	1,628	43
	QCR Holdings Inc.	766	43
*	Lemonade Inc.	1,694	43
	Horizon Bancorp Inc.	2,082	42
	Ready Capital Corp.	2,797	42
	Allegiance Bancshares Inc.	957	41
	Hanmi Financial Corp.	1,567	41
*	TriState Capital Holdings Inc.	1,230	41
	Univest Financial Corp.	1,401	41
*	World Acceptance Corp.	210	41
*	Columbia Financial Inc.	1,863	40
	Cowen Inc. Class A	1,364	40
	1st Source Corp.	835	40
	KKR Real Estate Finance Trust Inc.	1,849	40
	TFS Financial Corp.	2,287	39
	Peoples Bancorp Inc.	1,202	38
	WisdomTree Investments Inc.	6,755	38
*	CrossFirst Bankshares Inc.	2,348	37
	Central Pacific Financial Corp.	1,244	36
	Brightspire Capital Inc. Class A	4,085	36
	Byline Bancorp Inc.	1,272	35
	First Bancorp Inc. (XNMS)	984	35
	Invesco Mortgage Capital Inc.	15,882	35
		Shares	Market Value• ($000)
*	MBIA Inc.	2,312	35
	Northfield Bancorp Inc.	2,211	35
	AMERISAFE Inc.	718	34
	Camden National Corp.	720	34
	Flushing Financial Corp.	1,432	34
	HarborOne Bancorp Inc.	2,318	34
	Heritage Commerce Corp.	2,837	34
*	Atlantic Capital Bancshares Inc.	1,018	33
	Tompkins Financial Corp.	415	33
	ARMOUR Residential REIT Inc.	3,968	32
	Community Trust Bancorp Inc.	760	32
	First Mid Bancshares Inc.	808	32
	Great Southern Bancorp Inc.	519	32
	Peapack-Gladstone Financial Corp.	843	32
*	SiriusPoint Ltd.	4,343	32
*	Ambac Financial Group Inc.	2,348	30
	Granite Point Mortgage Trust Inc.	2,650	30
	Mercantile Bank Corp.	805	30
	Cambridge Bancorp	331	29
	TPG RE Finance Trust Inc.	2,484	29
	Bank of Marin Bancorp	799	28
	First Financial Corp.	593	28
	United Fire Group Inc.	1,022	28
	TrustCo Bank Corp. NY	817	28
	Diamond Hill Investment Group Inc.	138	27
	Midland States Bancorp Inc.	913	27
	Dynex Capital Inc.	1,685	26
	Hingham Institution for Savings	73	26
	National Western Life Group Inc. Class A	124	26
	Business First Bancshares Inc.	943	25
	Farmers National Banc Corp.	1,480	25
	CBTX Inc.	800	24
	First of Long Island Corp.	1,104	24
	Independent Bank Corp.	1,025	24
*	Carter Bankshares Inc.	1,413	24
	Arrow Financial Corp.	676	23
	Bank First Corp.	331	23
	First Community Bankshares Inc.	789	23
	Orchid Island Capital Inc.	7,139	23
*	Coastal Financial Corp.	491	23
	Metrocity Bankshares Inc.	964	23
	Franklin BSP Realty Trust Inc. REIT	1,781	23
	Merchants Bancorp	759	22
	Banco Latinoamericano de Comercio Exterior SA Class E	1,407	22
	Financial Institutions Inc.	649	21
	MidWestOne Financial Group Inc.	705	21
	Republic Bancorp Inc. Class A	456	21
	Capstar Financial Holdings Inc.	994	21
	GCM Grosvenor Inc. Class A	2,060	21
	CNB Financial Corp.	748	20
	Equity Bancshares Inc. Class A	644	20

14

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	HomeTrust Bancshares Inc.	656	20
	West BanCorp. Inc.	682	20
	Bar Harbor Bankshares	656	19
	Citizens & Northern Corp.	756	19
	First Internet Bancorp	383	19
	Oppenheimer Holdings Inc. Class A	448	19
	SmartFinancial Inc.	729	19
	Southern Missouri Bancorp Inc.	362	19
	Waterstone Financial Inc.	989	19
*	Southern First Bancshares Inc.	329	19
	Mid Penn Bancorp Inc.	692	19
	UWM Holdings Corp.	4,357	19
	Five Star Bancorp	620	19
*	Bridgewater Bancshares Inc.	1,055	18
*	eHealth Inc.	1,174	18
	HCI Group Inc.	282	18
	MVB Financial Corp.	475	18
	Old Second Bancorp Inc.	1,294	18
	Regional Management Corp.	351	18
	Sierra Bancorp	663	18
	Spirit of Texas Bancshares Inc.	637	18
	Alerus Financial Corp.	612	18
	Primis Financial Corp.	1,278	18
*	Blue Foundry Bancorp	1,317	18
	Capital City Bank Group Inc.	600	17
	American National Bankshares Inc.	417	16
	Enterprise Bancorp Inc.	391	16
*	Oportun Financial Corp.	951	16
*	Assetmark Financial Holdings Inc.	636	15
	Civista Bancshares Inc.	606	15
	Universal Insurance Holdings Inc.	1,309	15
	Curo Group Holdings Corp.	1,028	14
	First Bancorp Inc. (XNGS)	471	14
	Great Ajax Corp.	1,251	14
	Greenhill & Co. Inc.	808	14
	Home Bancorp Inc.	353	14
	Northrim BanCorp Inc.	310	14
	PCSB Financial Corp.	778	14
	Peoples Financial Services Corp.	300	14
	Enact Holdings Inc.	673	14
*	EZCorp. Inc. Class A	2,107	13
	Guaranty Bancshares Inc.	382	13
	RBB Bancorp	534	13
	Summit Financial Group Inc.	482	13
	Tiptree Inc.	1,054	13
	Sculptor Capital Management Inc. Class A	1,045	13
	South Plains Financial Inc.	453	13
	AFC Gamma Inc.	656	13
	Blue Ridge Bankshares Inc.	839	13
	FS Bancorp Inc.	360	12
	Investors Title Co.	63	12
	Orrstown Financial Services Inc.	486	12
	Macatawa Bank Corp.	1,351	12
	Capital Bancorp Inc.	468	12
	Provident Bancorp Inc.	763	12
*	Ocwen Financial Corp.	411	12
	Donegal Group Inc. Class A	840	11
		Shares	Market Value• ($000)
	Fidelity D&D Bancorp Inc.	224	11
*	Republic First Bancorp Inc.	1,992	10
	Red River Bancshares Inc.	192	10
	Amalgamated Financial Corp.	558	10
*	Maiden Holdings Ltd.	3,520	9
	First Bank	544	8
*	Greenlight Capital Re Ltd. Class A	1,163	8
	HBT Financial Inc.	424	8
	Crawford & Co. Class A	861	7
	Heritage Insurance Holdings Inc.	1,286	7
	Pzena Investment Management Inc. Class A	726	7
	Associated Capital Group Inc. Class A	145	6
	Luther Burbank Corp.	476	6
*	GoHealth Inc. Class A	2,531	6
*	Trean Insurance Group Inc.	788	6
*	MetroMile Inc.	4,566	6
	GAMCO Investors Inc. Class A	224	5
*	NI Holdings Inc.	304	5
*	Pioneer Bancorp Inc.	500	5
*	Velocity Financial LLC	431	5
*	Finance of America Cos. Inc. Class A	1,699	5
*	Third Coast Bancshares Inc.	218	5
	Angel Oak Mortgage Inc.	232	4
*	TPG Inc.	102	3
*	P10 Inc. Class A	163	2
			246,143
Health Care (12.6%)
	UnitedHealth Group Inc.	45,083	21,454
	Johnson & Johnson	126,282	20,782
	Pfizer Inc.	267,351	12,549
	AbbVie Inc.	84,615	12,504
	Thermo Fisher Scientific Inc.	18,827	10,242
	Eli Lilly & Co.	40,588	10,145
	Abbott Laboratories	83,255	10,042
	Merck & Co. Inc.	121,312	9,290
	Danaher Corp.	30,378	8,336
	Bristol-Myers Squibb Co.	106,963	7,345
	Medtronic plc	64,334	6,754
	Amgen Inc.	27,176	6,155
	Anthem Inc.	11,720	5,296
*	Intuitive Surgical Inc.	16,955	4,923
	Zoetis Inc.	22,724	4,400
	Stryker Corp.	16,693	4,396
	Becton Dickinson and Co.	13,678	3,711
	Cigna Corp.	15,560	3,700
	Gilead Sciences Inc.	60,019	3,625
*	Edwards Lifesciences Corp.	29,557	3,321
*	Boston Scientific Corp.	67,866	2,998
*	Regeneron Pharmaceuticals Inc.	4,793	2,964
	HCA Healthcare Inc.	11,717	2,933
*	Vertex Pharmaceuticals Inc.	12,163	2,798
	Humana Inc.	6,168	2,679
*	Moderna Inc.	16,186	2,486
*	Centene Corp.	27,606	2,281
*	Illumina Inc.	6,970	2,276
*	IDEXX Laboratories Inc.	4,044	2,153
*	IQVIA Holdings Inc.	9,111	2,097
	Baxter International Inc.	24,092	2,047
*	Align Technology Inc.	3,755	1,921
*	DexCom Inc.	4,593	1,901

15

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Agilent Technologies Inc.	14,506	1,891
	ResMed Inc.	6,877	1,697
*	Veeva Systems Inc. Class A	6,479	1,484
*	Biogen Inc.	6,962	1,469
	West Pharmaceutical Services Inc.	3,497	1,354
	Cerner Corp.	14,128	1,317
	Zimmer Biomet Holdings Inc.	9,935	1,264
*	Laboratory Corp. of America Holdings	4,606	1,249
	PerkinElmer Inc.	6,008	1,079
*	Avantor Inc.	28,913	1,003
	STERIS plc	4,092	982
	Cooper Cos. Inc.	2,309	944
*	Horizon Therapeutics plc	10,315	940
*	Alnylam Pharmaceuticals Inc.	5,664	894
*	Hologic Inc.	12,075	859
*	Molina Healthcare Inc.	2,743	842
*	Insulet Corp.	3,167	838
*	Catalent Inc.	8,131	830
*	Seagen Inc.	6,281	809
	Bio-Techne Corp.	1,871	785
	Quest Diagnostics Inc.	5,858	769
	Teleflex Inc.	2,215	745
	Cardinal Health Inc.	13,433	726
*	Charles River Laboratories International Inc.	2,387	695
*	BioMarin Pharmaceutical Inc.	8,606	672
*	ABIOMED Inc.	2,120	659
*	Bio-Rad Laboratories Inc. Class A	1,022	640
	Viatris Inc.	57,764	636
*	Exact Sciences Corp.	8,007	625
	Royalty Pharma plc Class A	15,507	609
*	Elanco Animal Health Inc. (XNYS)	21,249	604
*	Incyte Corp.	8,714	595
*	Henry Schein Inc.	6,683	577
	DENTSPLY SIRONA Inc.	10,332	559
*	Teladoc Health Inc.	7,189	546
*	QIAGEN NV	10,879	541
*	Repligen Corp.	2,612	514
	Universal Health Services Inc. Class B	3,397	489
	Organon & Co.	12,029	449
*	Tenet Healthcare Corp.	5,039	433
*	Jazz Pharmaceuticals plc	2,903	399
*	Novocure Ltd.	4,873	399
*	Neurocrine Biosciences Inc.	4,430	398
*	Syneos Health Inc.	4,839	383
*	Masimo Corp.	2,397	377
*	Envista Holdings Corp.	7,646	367
*	Penumbra Inc.	1,643	364
*	DaVita Inc.	3,196	360
	Bruker Corp.	4,964	349
*	United Therapeutics Corp.	2,088	347
	Chemed Corp.	717	343
*	Tandem Diabetes Care Inc.	2,998	338
*	Intellia Therapeutics Inc.	3,363	332
*	10X Genomics Inc. Class A	4,022	328
*	Inspire Medical Systems Inc.	1,261	308
*	Biohaven Pharmaceutical Holding Co. Ltd.	2,581	306
	Encompass Health Corp.	4,613	305
*	Novavax Inc.	3,595	300
*	Sarepta Therapeutics Inc.	3,919	300
*	Exelixis Inc.	14,334	294
		Shares	Market Value• ($000)
*	Guardant Health Inc.	4,370	290
*	Shockwave Medical Inc.	1,587	281
*	Omnicell Inc.	2,092	270
*	Arena Pharmaceuticals Inc.	2,826	268
*	Globus Medical Inc. Class A	3,695	260
*	Natera Inc.	3,903	257
*	Amedisys Inc.	1,570	252
*	Integra LifeSciences Holdings Corp.	3,532	237
*	Acadia Healthcare Co. Inc.	4,146	235
	Perrigo Co. plc	6,469	230
*	ICU Medical Inc.	968	229
*	Halozyme Therapeutics Inc.	6,427	228
*	Ionis Pharmaceuticals Inc.	6,842	228
*	Arrowhead Pharmaceuticals Inc.	4,925	217
*	Ultragenyx Pharmaceutical Inc.	3,181	214
*	HealthEquity Inc.	3,966	213
*	Intra-Cellular Therapies Inc.	3,812	211
*	Medpace Holdings Inc.	1,367	209
*	Maravai LifeSciences Holdings Inc. Class A	5,325	208
*	LivaNova plc	2,599	205
*	LHC Group Inc.	1,491	203
	Premier Inc. Class A	5,629	202
	Ensign Group Inc.	2,350	197
*	Option Care Health Inc.	7,665	197
	CONMED Corp.	1,334	195
*	Alkermes plc	7,802	194
*	Quidel Corp.	1,806	191
*	Beam Therapeutics Inc.	2,420	190
*	iRhythm Technologies Inc.	1,439	186
*	Neogen Corp.	5,219	186
*	STAAR Surgical Co.	2,278	181
*	Mirati Therapeutics Inc.	1,995	176
*	Blueprint Medicines Corp.	2,849	173
*	agilon health Inc.	7,999	162
*	Lantheus Holdings Inc.	3,276	157
*	R1 RCM Inc.	5,764	157
	Owens & Minor Inc.	3,505	155
*	Merit Medical Systems Inc.	2,363	154
*	AtriCure Inc.	2,200	153
*	Apellis Pharmaceuticals Inc.	3,417	145
*	Arvinas Inc.	2,230	145
*	BioCryst Pharmaceuticals Inc.	8,713	145
*	ACADIA Pharmaceuticals Inc.	5,663	144
*	Denali Therapeutics Inc.	4,417	144
*	Inari Medical Inc.	1,630	143
*	Haemonetics Corp.	2,449	141
*	Pacira BioSciences Inc.	2,105	140
*	Cytokinetics Inc.	3,881	137
*	Insmed Inc.	5,717	137
*	Fate Therapeutics Inc.	3,947	136
*	Prestige Consumer Healthcare Inc.	2,283	136
*	NuVasive Inc.	2,491	135
*	Certara Inc.	5,046	128
*	Twist Bioscience Corp.	2,268	127
*	Axonics Inc.	2,218	126
	Select Medical Holdings Corp.	5,386	125
*	Glaukos Corp.	2,189	121
	Patterson Cos. Inc.	4,059	121
*	Nevro Corp.	1,680	120
*	Progyny Inc.	3,046	120

16

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Integer Holdings Corp.	1,423	119
*	NeoGenomics Inc.	5,464	117
*	PTC Therapeutics Inc.	3,238	114
*	Pacific Biosciences of California Inc.	9,378	112
*	Karuna Therapeutics Inc.	1,063	112
*	Iovance Biotherapeutics Inc.	7,074	111
*	Sotera Health Co.	4,798	105
*	Amicus Therapeutics Inc.	12,793	104
*	Invitae Corp.	9,647	104
*	Corcept Therapeutics Inc.	4,623	103
*	Ortho Clinical Diagnostics Holdings plc Class H	5,516	98
*	Emergent BioSolutions Inc.	2,313	96
*	Evolent Health Inc. Class A	3,585	96
*	Outset Medical Inc.	2,192	96
*	IVERIC bio Inc.	5,809	93
*	CareDx Inc.	2,389	92
*	Sage Therapeutics Inc.	2,524	92
*	Veracyte Inc.	3,280	91
*	Vericel Corp.	2,210	91
*	Myriad Genetics Inc.	3,709	90
*	Surgery Partners Inc.	1,702	89
*	Global Blood Therapeutics Inc.	2,912	88
*	Nektar Therapeutics Class A	8,558	88
*	Zentalis Pharmaceuticals Inc.	1,766	88
*	Apollo Medical Holdings Inc.	1,808	87
*	Xencor Inc.	2,785	87
*	ChemoCentryx Inc.	2,725	83
*	MEDNAX Inc.	3,554	83
*	Oak Street Health Inc.	4,735	83
*	Travere Thrapeutics Inc.	2,992	82
*,1	Cassava Sciences Inc.	1,892	80
*	Agios Pharmaceuticals Inc.	2,551	79
*	Arcus Biosciences Inc.	2,125	79
*	Relay Therapeutics Inc.	3,295	79
*	SpringWorks Therapeutics Inc.	1,379	78
*	Adaptive Biotechnologies Corp.	5,349	77
*	NanoString Technologies Inc.	2,136	76
*	Supernus Pharmaceuticals Inc.	2,388	76
*	Avanos Medical Inc.	2,112	75
*	Ironwood Pharmaceuticals Inc. Class A	6,844	74
*	Ligand Pharmaceuticals Inc.	735	74
*	Phreesia Inc.	2,411	74
*	Health Catalyst Inc.	2,665	72
*	Vir Biotechnology Inc.	2,869	72
*	Multiplan Corp.	19,219	72
*	CorVel Corp.	438	70
*	Enanta Pharmaceuticals Inc.	974	69
*	Turning Point Therapeutics Inc.	2,171	69
*	ModivCare Inc.	579	68
*	Fulgent Genetics Inc.	1,053	66
*	Prometheus Biosciences Inc.	1,520	66
*	Addus HomeCare Corp.	766	65
*	Celldex Therapeutics Inc.	2,163	65
*	Heska Corp.	458	65
*	Kymera Therapeutics Inc.	1,627	65
*	Community Health Systems Inc.	6,032	63
*	Prothena Corp. plc	1,829	63
*	AdaptHealth Corp. Class A	3,641	63
		Shares	Market Value• ($000)
*	Brookdale Senior Living Inc.	8,976	62
*	Zogenix Inc.	2,361	62
*	Codexis Inc.	3,036	61
*	Recursion Pharmaceuticals Inc. Class A	5,528	61
*	Avid Bioservices Inc.	2,929	60
*	Silk Road Medical Inc.	1,627	60
*	TG Therapeutics Inc.	6,121	60
*	1Life Healthcare Inc.	5,588	60
*	Dynavax Technologies Corp.	4,817	59
*	Tivity Health Inc.	2,149	59
*	Madrigal Pharmaceuticals Inc.	621	58
*	Atara Biotherapeutics Inc.	4,439	57
	US Physical Therapy Inc.	622	57
*	Editas Medicine Inc. Class A	3,291	56
	Healthcare Services Group Inc.	3,511	56
*	ImmunoGen Inc.	9,996	56
*	Krystal Biotech Inc.	870	55
*	OPKO Health Inc.	17,706	55
*	REVOLUTION Medicines Inc.	2,883	55
*	Cerevel Therapeutics Holdings Inc.	2,066	55
*	NextGen Healthcare Inc.	2,768	54
*	RadNet Inc.	2,172	54
	Atrion Corp.	74	53
*	REGENXBIO Inc.	2,035	53
*	Amphastar Pharmaceuticals Inc.	1,865	52
*	FibroGen Inc.	3,662	52
*	Meridian Bioscience Inc.	2,000	51
*	Quanterix Corp.	1,499	51
*	Revance Therapeutics Inc.	3,660	50
*	Cerus Corp.	8,247	48
*	Protagonist Therapeutics Inc.	1,990	48
*	Vaxcyte Inc.	2,093	48
*	Crinetics Pharmaceuticals Inc.	2,334	47
*	Kura Oncology Inc.	2,993	47
	LeMaitre Vascular Inc.	995	47
*	Accolade Inc.	2,599	47
*	Natus Medical Inc.	1,664	46
*	Reata Pharmaceuticals Inc. Class A	1,420	46
*	Intersect ENT Inc.	1,644	45
*	Castle Biosciences Inc.	1,035	45
*	Keros Therapeutics Inc.	832	45
*	C4 Therapeutics Inc.	1,994	45
*	AngioDynamics Inc.	1,888	44
*	Cardiovascular Systems Inc.	2,084	44
*	Varex Imaging Corp.	1,866	44
*	Harmony Biosciences Holdings Inc.	1,086	43
*	CureVac NV	2,557	43
*	Signify Health Inc. Class A	2,976	42
*	Nuvation Bio Inc.	8,055	41
*	Axsome Therapeutics Inc.	1,409	40
*	Bridgebio Pharma Inc.	5,169	40
*	Catalyst Pharmaceuticals Inc.	5,093	40
	National HealthCare Corp.	622	40
*,1	Senseonics Holdings Inc.	22,263	40
*	Alector Inc.	2,529	40
*	Morphic Holding Inc.	1,006	40
*	Coherus Biosciences Inc.	3,333	39
*	Innoviva Inc.	2,029	39
*	Rocket Pharmaceuticals Inc.	2,191	39

17

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	American Well Corp. Class A	9,326	39
*	OrthoPediatrics Corp.	674	38
*	Alphatec Holdings Inc.	3,336	37
*	Anavex Life Sciences Corp.	3,388	37
*	OptimizeRx Corp.	812	37
*	Sangamo Therapeutics Inc.	6,302	37
*	Endo International plc	11,947	37
*	Aclaris Therapeutics Inc.	2,407	36
*	Artivion Inc.	1,850	36
*	Karyopharm Therapeutics Inc.	3,449	36
*	iTeos Therapeutics Inc.	1,005	36
*	Apria Inc.	955	36
*	Sorrento Therapeutics Inc.	13,977	35
*	Inovio Pharmaceuticals Inc.	10,628	34
*	MannKind Corp.	13,013	34
*	SI-BONE Inc.	1,560	34
*	Syndax Pharmaceuticals Inc.	2,182	34
*	Avidity Biosciences Inc.	1,989	34
*	Seer Inc. Class A	2,187	34
*	MaxCyte Inc.	4,851	34
*	Butterfly Network Inc.	6,523	34
*	Alignment Healthcare Inc.	3,982	34
*	Hanger Inc.	1,822	33
*	Inogen Inc.	951	33
*	Bionano Genomics Inc.	15,446	33
*	Treace Medical Concepts Inc.	1,523	33
*	Cutera Inc.	838	32
*	Heron Therapeutics Inc.	4,520	32
*	Theravance Biopharma Inc.	3,159	32
*	Pulmonx Corp.	1,233	32
*,1	Ocugen Inc.	9,012	32
*	Agenus Inc.	11,393	31
*	Collegium Pharmaceutical Inc.	1,601	31
*	Orthofix Medical Inc.	898	31
*	Allogene Therapeutics Inc.	3,262	30
*	Surmodics Inc.	670	30
*	Vanda Pharmaceuticals Inc.	2,661	30
*	Antares Pharma Inc.	8,272	29
*	Gossamer Bio Inc.	3,249	29
*	MacroGenics Inc.	3,131	29
*	ViewRay Inc.	6,945	29
*	Vaxart Inc.	5,801	29
*	Inhibrx Inc.	1,356	29
*	Instil Bio Inc.	2,743	29
*	AnaptysBio Inc.	910	28
*	HealthStream Inc.	1,354	28
*	Sana Biotechnology Inc.	4,375	28
*	Eagle Pharmaceuticals Inc.	569	27
*	Joint Corp.	664	27
*	Seres Therapeutics Inc.	3,373	27
*	MiMedx Group Inc.	5,391	27
*	Albireo Pharma Inc.	806	27
*	Nurix Therapeutics Inc.	1,659	27
	National Research Corp.	666	26
*	OraSure Technologies Inc.	3,300	26
*	Kezar Life Sciences Inc.	1,767	26
*	PetIQ Inc. Class A	1,283	25
*	Scholar Rock Holding Corp.	1,464	25
*	Affimed NV	5,631	25
*	Chinook Therapeutics Inc.	1,986	25
*	Amneal Pharmaceuticals Inc.	5,238	24
*	TransMedics Group Inc.	1,305	24
*	Arcturus Therapeutics Holdings Inc.	986	24
*	Arcutis Biotherapeutics Inc.	1,342	24
		Shares	Market Value• ($000)
*	Praxis Precision Medicines Inc.	1,837	24
*	Privia Health Group Inc.	951	24
*	Verve Therapeutics Inc.	743	24
*	Anika Therapeutics Inc.	704	23
*	Replimune Group Inc.	1,416	23
*	NGM Biopharmaceuticals Inc.	1,532	23
*	Edgewise Therapeutics Inc.	1,971	23
*	Mind Medicine Mindmed Inc.	19,000	23
*	BioDelivery Sciences International Inc.	3,931	22
*	Bluebird Bio Inc.	3,650	22
*	Cara Therapeutics Inc.	2,141	22
	Phibro Animal Health Corp. Class A	1,028	22
*	Akero Therapeutics Inc.	1,249	22
*	ImmunityBio Inc.	3,243	22
*	Chimerix Inc.	3,642	21
*	Computer Programs and Systems Inc.	687	21
*	ANI Pharmaceuticals Inc.	550	21
*	MeiraGTx Holdings plc	1,440	21
*	Rapt Therapeutics Inc.	1,028	21
*	Ideaya Biosciences Inc.	1,568	21
*	LifeStance Health Group Inc.	2,181	21
*	G1 Therapeutics Inc.	1,902	20
*	Ocular Therapeutix Inc.	3,657	20
*	Rigel Pharmaceuticals Inc.	7,776	20
*	UFP Technologies Inc.	293	20
*	Pennant Group Inc.	1,245	20
*	Relmada Therapeutics Inc.	952	20
*	PMV Pharmaceuticals Inc.	1,274	20
*	Inotiv Inc.	757	20
*	Agiliti Inc.	1,096	20
*	Intercept Pharmaceuticals Inc.	1,348	19
*	Omeros Corp.	2,666	19
*	Radius Health Inc.	2,300	19
*	Tactile Systems Technology Inc.	934	19
*	Sutro Biopharma Inc.	2,103	19
*	Forma Therapeutics Holdings Inc.	1,898	19
*	Atea Pharmaceuticals Inc.	2,957	19
*	4D Molecular Therapeutics Inc.	1,418	19
*	SeaSpine Holdings Corp.	1,429	18
	Utah Medical Products Inc.	195	18
*	Personalis Inc.	1,729	18
*	Stoke Therapeutics Inc.	927	18
*	Berkeley Lights Inc.	2,368	18
*	Phathom Pharmaceuticals Inc.	983	18
*	Design Therapeutics Inc.	1,362	18
*	2seventy bio Inc.	1,197	18
*	Accuray Inc.	4,884	17
*	Akebia Therapeutics Inc.	7,712	17
*	Axogen Inc.	1,854	17
*	Provention Bio Inc.	2,693	17
*	Vapotherm Inc.	1,126	17
*	Cullinan Oncology Inc.	1,206	17
*	Oramed Pharmaceuticals Inc.	1,668	17
*	Aerie Pharmaceuticals Inc.	1,911	16
*	Apyx Medical Corp.	1,607	16
*	Geron Corp. (XNGS)	14,624	16
*	Rhythm Pharmaceuticals Inc.	2,137	16

18

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	ALX Oncology Holdings Inc.	861	16
*	908 Devices Inc.	933	16
*	Bioventus Inc. Class A	1,204	16
*	KalVista Pharmaceuticals Inc.	963	15
*	Mersana Therapeutics Inc.	3,336	15
*	Y-mAbs Therapeutics Inc.	1,697	15
*	Dermtech Inc.	1,149	15
*	BioLife Solutions Inc.	582	14
*	Curis Inc.	4,200	14
*	Deciphera Pharmaceuticals Inc.	1,879	14
*	Evolus Inc.	1,563	14
*	Kodiak Sciences Inc.	1,622	14
*	SIGA Technologies Inc.	2,302	14
*	Kiniksa Pharmaceuticals Ltd. Class A	1,412	14
*	Bioxcel Therapeutics Inc.	738	14
*	Fulcrum Therapeutics Inc.	1,317	14
*	Altimmune Inc.	1,903	14
*	Marinus Pharmaceuticals Inc.	1,792	14
*	Adicet Bio Inc.	1,056	14
*	Athira Pharma Inc.	1,570	14
*	Kronos Bio Inc.	1,885	14
*	Vera Therapeutics Inc.	590	14
*	Fluidigm Corp.	3,454	13
	iRadimed Corp.	262	13
*	Organogenesis Holdings Inc. Class A	1,736	13
*	VBI Vaccines Inc.	8,649	13
*	Allovir Inc.	1,484	13
*	Dyne Therapeutics Inc.	1,518	13
*	VistaGen Therapeutics Inc.	9,268	13
*	Definitive Healthcare Corp. Class A	576	13
*	DICE Therapeutics Inc.	712	13
*	CytomX Therapeutics Inc.	3,145	12
*	Jounce Therapeutics Inc.	1,596	12
*	MEI Pharma Inc.	5,371	12
*	Precision BioSciences Inc.	2,839	12
*	Arbutus Biopharma Corp.	3,763	12
*	InfuSystem Holdings Inc.	1,038	12
*,1	Erasca Inc.	961	12
*	Rubius Therapeutics Inc.	2,186	11
*	Spero Therapeutics Inc.	1,169	11
*	Avita Medical Inc.	1,158	11
*	Generation Bio Co.	2,101	11
*	ORIC Pharmaceuticals Inc.	1,425	11
*	Pliant Therapeutics Inc.	1,180	11
*	Cogent Biosciences Inc.	1,802	11
*	EyePoint Pharmaceuticals Inc.	1,066	11
*	Janux Therapeutics Inc.	614	11
*	Icosavax Inc.	626	11
*	Imago Biosciences Inc.	472	11
*	Aldeyra Therapeutics Inc.	2,354	10
*	Allakos Inc.	1,781	10
*	CEL–SCI Corp.	1,764	10
*	Clovis Oncology Inc.	4,799	10
*	CorMedix Inc.	2,097	10
*	Gritstone bio Inc.	1,956	10
*	Harvard Bioscience Inc.	1,875	10
*	Verastem Inc.	8,096	10
*	Viking Therapeutics Inc.	2,877	10
*	Alaunos Therapeutics Inc.	10,063	10
*	Stereotaxis Inc.	2,150	10
*	Precigen Inc.	4,601	10
*	Immunovant Inc.	1,845	10
		Shares	Market Value• ($000)
*	Akoya Biosciences Inc.	865	10
*	Werewolf Therapeutics Inc.	1,374	10
*	Aveanna Healthcare Holdings Inc.	1,874	10
*	Cytek Biosciences Inc.	750	10
*	Athersys Inc.	9,485	9
*	Cymabay Therapeutics Inc.	2,986	9
	XBiotech Inc.	904	9
*	Immunic Inc.	780	9
*	Foghorn Therapeutics Inc.	947	9
*	Kinnate Biopharma Inc.	1,187	9
*	Asensus Surgical Inc.	11,358	9
*	Citius Pharmaceuticals Inc.	5,743	9
*	Ikena Oncology Inc.	1,421	9
*	Caribou Biosciences Inc.	899	9
*	Sight Sciences Inc.	521	9
*,1	PROCEPT BioRobotics Corp.	369	9
*	Cue Biopharma Inc.	1,300	8
*	CytoSorbents Corp.	2,154	8
*	Lineage Cell Therapeutics Inc.	5,867	8
*	Paratek Pharmaceuticals Inc.	2,302	8
*	Selecta Biosciences Inc.	4,447	8
*	Sientra Inc.	2,779	8
*	XOMA Corp.	380	8
*	ClearPoint Neuro Inc.	912	8
*	Applied Molecular Transport Inc.	1,175	8
*	Vor BioPharma Inc.	871	8
*	KemPharm Inc.	1,388	8
*	Talaris Therapeutics Inc.	1,109	8
*	Century Therapeutics Inc.	550	8
*	Lyell Immunopharma Inc.	1,086	8
*	Bright Health Group Inc.	2,492	8
*,1	Monte Rosa Therapeutics Inc.	562	8
*	Tenaya Therapeutics Inc.	651	8
*	Aura Biosciences Inc.	452	8
*	Paragon 28 Inc.	462	8
*,1	Xilio Therapeutics Inc.	650	8
*	Eiger BioPharmaceuticals Inc.	1,754	7
*	Homology Medicines Inc.	1,886	7
*	Lexicon Pharmaceuticals Inc.	3,282	7
*	Outlook Therapeutics Inc.	4,413	7
*	IGM Biosciences Inc.	394	7
*	Passage Bio Inc.	1,996	7
*	Annexon Inc.	1,514	7
*	Taysha Gene Therapies Inc.	1,080	7
*	Tarsus Pharmaceuticals Inc.	396	7
*	Atossa Therapeutics Inc.	5,681	7
*	Biomea Fusion Inc.	1,149	7
*,1	Day One Biopharmaceuticals Inc.	503	7
*	Graphite Bio Inc.	756	7
*	RxSight Inc.	531	7
*	Nuvalent Inc. Class A	501	7
*,1	Adagio Therapeutics Inc.	993	7
*	Tyra Biosciences Inc.	620	7
*	Accelerate Diagnostics Inc.	1,953	6
*	ChromaDex Corp.	2,023	6
*	Durect Corp.	9,345	6
*	Epizyme Inc.	4,350	6
*	Tabula Rasa HealthCare Inc.	1,113	6
	Zynex Inc.	939	6
*	PAVmed Inc.	3,732	6
*	Oyster Point Pharma Inc.	560	6

19

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Akouos Inc.	1,167	6
*	Nkarta Inc.	686	6
*	Viemed Healthcare Inc.	1,687	6
*	Quotient Ltd.	4,435	6
*	Surface Oncology Inc.	1,613	6
*	9 Meters Biopharma Inc.	10,282	6
*	SQZ Biotechnologies Co.	1,103	6
*	Shattuck Labs Inc.	1,292	6
*	SOC Telemed Inc. Class A	2,079	6
*	Forian Inc.	912	6
*	Alpha Teknova Inc.	333	6
*,1	Absci Corp.	673	6
*,1	Cue Health Inc.	733	6
*	Entrada Therapeutics Inc.	467	6
*	Theseus Pharmaceuticals Inc.	598	6
*	Ventyx Biosciences Inc.	551	6
*	AirSculpt Technologies Inc.	469	6
*	Aeglea BioTherapeutics Inc.	1,888	5
*	Adverum Biotechnologies Inc.	3,832	5
*	Ampio Pharmaceuticals Inc.	9,219	5
*	Esperion Therapeutics Inc.	1,209	5
*	Fortress Biotech Inc.	3,086	5
*	Magenta Therapeutics Inc.	1,510	5
*	Molecular Templates Inc.	2,034	5
*	Sesen Bio Inc.	8,620	5
*	Spectrum Pharmaceuticals Inc.	7,472	5
*	Verrica Pharmaceuticals Inc.	542	5
*	UroGen Pharma Ltd.	834	5
*	WaVe Life Sciences Ltd.	1,890	5
*	Evelo Biosciences Inc.	1,532	5
*	iCAD Inc.	1,085	5
*	Mirum Pharmaceuticals Inc.	211	5
*	Alpine Immune Sciences Inc.	599	5
*	Infinity Pharmaceuticals Inc.	4,227	5
*	Neoleukin Therapeutics Inc.	1,935	5
*	Poseida Therapeutics Inc.	1,451	5
*	Cardiff Oncology Inc.	1,749	5
*	Prelude Therapeutics Inc.	555	5
*	Eargo Inc.	977	5
*	Olema Pharmaceuticals Inc.	1,174	5
*	BioAtla Inc.	725	5
*	Innovage Holding Corp.	929	5
*	Vincerx Pharma Inc.	1,084	5
*	Rain Therapeutics Inc.	880	5
*	Singular Genomics Systems Inc.	561	5
*	DarioHealth Corp.	681	5
*	Doximity Inc. Class A	89	5
*	Viracta Therapeutics Inc.	1,760	5
*	Codex DNA Inc.	453	5
*	Convey Health Solutions Holdings Inc.	836	5
*	Aerovate Therapeutics Inc.	488	5
*	Rallybio Corp.	498	5
*	Athenex Inc.	4,748	4
*	Neuronetics Inc.	1,261	4
*	Oncternal Therapeutics Inc.	2,233	4
*	TherapeuticsMD Inc.	17,971	4
*	Trevena Inc.	8,251	4
*	Cortexyme Inc.	910	4
*	TCR2 Therapeutics Inc.	1,446	4
*	Frequency Therapeutics Inc.	1,391	4
*	Black Diamond Therapeutics Inc.	1,293	4
		Shares	Market Value• ($000)
*	Exagen Inc.	549	4
*	Aspira Women's Health Inc.	3,673	4
*	Celcuity Inc.	402	4
*	Inozyme Pharma Inc.	726	4
*,2	Tobira Therapeutics Inc. CVR	937	4
*	Codiak Biosciences Inc.	760	4
*	Humanigen Inc.	2,176	4
*	Silverback Therapeutics Inc.	997	4
*	Bolt Biotherapeutics Inc.	1,055	4
*	Sensei Biotherapeutics Inc.	1,002	4
*	Seelos Therapeutics Inc.	3,827	4
*	Clene Inc.	1,158	4
*	Greenwich Lifesciences Inc.	204	4
*	GT Biopharma Inc.	1,203	4
*	Brooklyn ImmunoTherapeutics Inc.	1,589	4
*	Omega Therapeutics Inc.	354	4
*,1	Eliem Therapeutics Inc.	447	4
*	Pyxis Oncology Inc.	662	4
*	Ardelyx Inc.	4,399	3
*	Avrobio Inc.	2,108	3
*	Invacare Corp.	1,478	3
*	Oncocyte Corp.	2,289	3
*	Harpoon Therapeutics Inc.	838	3
*	Pulse Biosciences Inc.	606	3
*	Hookipa Pharma Inc.	1,069	3
*	BeyondSpring Inc.	1,083	3
*	89bio Inc.	585	3
*	Retractable Technologies Inc.	728	3
*	iBio Inc.	10,920	3
*	Summit Therapeutics Inc.	1,132	3
*	Finch Therapeutics Group Inc.	380	3
*	Tonix Pharmaceuticals Holding Corp.	16,490	3
*	NeuroPace Inc.	354	3
*	CVRx Inc.	389	3
*	Immuneering Corp. Class A	402	3
*	Rapid Micro Biosystems Inc. Class A	383	3
*	Acumen Pharmaceuticals Inc.	460	3
*	Cincor Pharma Inc.	138	3
*	Kala Pharmaceuticals Inc.	2,911	2
*	Solid Biosciences Inc.	3,008	2
*	Kaleido Biosciences Inc.	1,154	2
*	Aligos Therapeutics Inc.	862	2
*	Oncorus Inc.	1,032	2
*	Angion Biomedica Corp.	1,044	2
*	NexImmune Inc.	824	2
*	Terns Pharmaceuticals Inc.	504	2
*	Cyteir Therapeutics Inc.	400	2
*	Amylyx Pharmaceuticals Inc.	71	2
*	Vigil Neuroscience Inc.	112	2
*	Arcellx Inc.	80	2
*	NantHealth Inc.	1,762	1
*,2	Alder Biopharmaceuticals CVR	1,247	1
*	Biodesix Inc.	622	1
*	Spruce Biosciences Inc.	602	1
*	Gemini Therapeutics Inc.	1,102	1
*	Portage Biotech Inc.	181	1
*	In8bio Inc.	200	1
*	TScan Therapeutics Inc.	148	1
*	Warby Parker Inc. Class A	33	1
*	IsoPlexis Corp.	135	1

20

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*,2	Elanco Animal Health Inc. CVR	1,951	—
*,2	Synergy Pharmaceuticals Inc.	12,927	—
*,2	Progenics Pharmaceuticals Inc. CVR	4,323	—
*	Elevation Oncology Inc.	71	—
*	Minerva Surgical Inc.	93	—
			265,635
Industrials (12.9%)
	Visa Inc. Class A	81,106	17,529
	Mastercard Inc. Class A	41,922	15,126
	Accenture plc Class A	30,489	9,635
	Union Pacific Corp.	30,846	7,587
	Raytheon Technologies Corp.	71,870	7,381
	United Parcel Service Inc. Class B	34,685	7,298
	Honeywell International Inc.	33,322	6,323
*	PayPal Holdings Inc.	56,239	6,295
	American Express Co.	30,079	5,852
*	Boeing Co.	25,623	5,261
	Lockheed Martin Corp.	11,892	5,159
	General Electric Co.	52,240	4,989
	Caterpillar Inc.	25,935	4,865
	Deere & Co.	13,364	4,811
	Automatic Data Processing Inc.	20,393	4,169
	3M Co.	27,766	4,127
	CSX Corp.	106,089	3,597
	Illinois Tool Works Inc.	15,179	3,284
	Northrop Grumman Corp.	7,131	3,153
	Capital One Financial Corp.	20,233	3,101
	Sherwin-Williams Co.	11,541	3,037
	Norfolk Southern Corp.	11,651	2,989
	Eaton Corp. plc	19,050	2,939
*	Block Inc. (XNYS)	22,877	2,917
	General Dynamics Corp.	11,965	2,805
*	Fiserv Inc.	28,630	2,796
	Fidelity National Information Services Inc.	29,133	2,774
	Emerson Electric Co.	28,553	2,653
	FedEx Corp.	11,741	2,610
	L3Harris Technologies Inc.	9,344	2,358
	Johnson Controls International plc	34,323	2,230
	DuPont de Nemours Inc.	25,053	1,938
	Carrier Global Corp.	41,610	1,867
	Paychex Inc.	15,445	1,839
	Global Payments Inc.	13,772	1,837
	Parker-Hannifin Corp.	6,157	1,825
	Trane Technologies plc	11,435	1,760
*	TransDigm Group Inc.	2,459	1,639
	Otis Worldwide Corp.	20,417	1,599
	Cintas Corp.	4,176	1,567
	Old Dominion Freight Line Inc.	4,884	1,534
*	Mettler-Toledo International Inc.	1,086	1,530
	PPG Industries Inc.	11,348	1,514
	PACCAR Inc.	16,353	1,501
	Rockwell Automation Inc.	5,550	1,480
	AMETEK Inc.	11,051	1,434
	Cummins Inc.	6,901	1,409
*	Keysight Technologies Inc.	8,852	1,393
	Ball Corp.	15,169	1,361
	Verisk Analytics Inc. Class A	7,596	1,347
	Equifax Inc.	5,764	1,259
	Stanley Black & Decker Inc.	7,703	1,253
		Shares	Market Value• ($000)
	Vulcan Materials Co.	6,310	1,145
	Martin Marietta Materials Inc.	2,975	1,129
	Synchrony Financial	26,004	1,112
*	United Rentals Inc.	3,445	1,108
	Dover Corp.	6,866	1,077
*	Zebra Technologies Corp. Class A	2,538	1,049
*	Bill.Com Holdings Inc.	4,405	1,048
	WW Grainger Inc.	2,191	1,045
	Fortive Corp.	15,614	1,011
	Ingersoll Rand Inc.	19,423	981
*	Teledyne Technologies Inc.	2,204	946
*	Generac Holdings Inc.	2,941	928
*	Waters Corp.	2,880	912
*	FleetCor Technologies Inc.	3,790	888
	Amcor plc	73,582	856
	Expeditors International of Washington Inc.	8,094	837
	TransUnion	9,186	834
*	Trimble Inc.	11,873	828
	JB Hunt Transport Services Inc.	4,042	820
	Westinghouse Air Brake Technologies Corp.	8,592	798
	Textron Inc.	10,482	767
	Xylem Inc.	8,609	766
	Jacobs Engineering Group Inc.	6,133	754
	Quanta Services Inc.	6,690	729
	Crown Holdings Inc.	5,872	720
	IDEX Corp.	3,635	698
*	Builders FirstSource Inc.	9,122	679
	Packaging Corp. of America	4,480	659
	Howmet Aerospace Inc.	18,219	654
	Masco Corp.	11,584	649
	Nordson Corp.	2,780	630
	Jack Henry & Associates Inc.	3,526	623
	Robert Half International Inc.	5,174	622
*	Fair Isaac Corp.	1,279	603
	CH Robinson Worldwide Inc.	6,127	592
	Carlisle Cos. Inc.	2,473	587
	Graco Inc.	8,058	581
	Westrock Co.	12,686	574
	Fortune Brands Home & Security Inc.	6,498	565
	Cognex Corp.	8,148	550
	Snap-on Inc.	2,541	534
	HEICO Corp. Class A	4,213	518
	Regal Rexnord Corp.	3,228	518
	RPM International Inc.	6,100	516
	Booz Allen Hamilton Holding Corp. Class A	6,330	511
*	Trex Co. Inc.	5,556	510
	Allegion plc	4,306	493
	Toro Co.	5,081	477
	Sealed Air Corp.	7,093	476
	AECOM	6,482	471
*	Middleby Corp.	2,624	466
	Pentair plc	7,963	461
	Hubbell Inc. Class B	2,570	458
	Owens Corning	4,790	446
*	Axon Enterprise Inc.	3,098	435
	A O Smith Corp.	6,298	432
	Watsco Inc.	1,582	432
*	Sensata Technologies Holding plc	7,331	425

21

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Knight-Swift Transportation Holdings Inc.	7,789	424
	Lennox International Inc.	1,579	421
	Tetra Tech Inc.	2,553	405
*	Paylocity Holding Corp.	1,900	404
	MKS Instruments Inc.	2,626	395
*	Berry Global Group Inc.	6,394	388
*	GXO Logistics Inc.	4,601	386
	AptarGroup Inc.	3,123	381
	Huntington Ingalls Industries Inc.	1,858	380
*	Mohawk Industries Inc.	2,620	369
	Genpact Ltd.	8,715	365
	Oshkosh Corp.	3,266	363
	ITT Inc.	4,110	361
*	Saia Inc.	1,253	360
	AGCO Corp.	2,974	357
*	WEX Inc.	2,114	356
*	WillScot Mobile Mini Holdings Corp.	9,932	353
	Lincoln Electric Holdings Inc.	2,751	351
	Brunswick Corp.	3,649	349
	Western Union Co.	19,008	346
	Woodward Inc.	2,735	341
	Advanced Drainage Systems Inc.	2,895	338
*	TopBuild Corp.	1,561	335
*	XPO Logistics Inc.	4,592	334
	Donaldson Co. Inc.	6,051	328
*	Coherent Inc.	1,168	309
*	Euronet Worldwide Inc.	2,397	307
	Acuity Brands Inc.	1,656	302
	Louisiana-Pacific Corp.	4,164	300
	EMCOR Group Inc.	2,516	291
	Littelfuse Inc.	1,120	289
	Landstar System Inc.	1,832	283
	Graphic Packaging Holding Co.	13,646	281
	Sonoco Products Co.	4,778	281
	ManpowerGroup Inc.	2,631	280
	Curtiss-Wright Corp.	1,853	273
*	ASGN Inc.	2,460	273
	HEICO Corp.	1,823	269
	nVent Electric plc	7,917	269
*	Axalta Coating Systems Ltd.	9,874	267
	Eagle Materials Inc.	1,918	262
	MDU Resources Group Inc.	9,638	258
*	Chart Industries Inc.	1,773	256
	Spirit AeroSystems Holdings Inc. Class A	5,095	255
*	WESCO International Inc.	2,092	255
	MSA Safety Inc.	1,782	248
	Simpson Manufacturing Co. Inc.	2,065	245
	Crane Co.	2,389	241
	Exponent Inc.	2,491	236
*	FTI Consulting Inc.	1,611	235
*	AMN Healthcare Services Inc.	2,211	235
	BWX Technologies Inc.	4,336	232
	Maximus Inc.	2,938	232
*	Colfax Corp.	5,664	228
*	Atkore Inc.	2,234	227
	Matson Inc.	2,005	222
	Valmont Industries Inc.	1,013	219
	Air Lease Corp. Class A	5,217	218
*	API Group Corp.	9,722	210
		Shares	Market Value• ($000)
*	MasTec Inc.	2,635	208
	Triton International Ltd.	3,124	205
	Armstrong World Industries Inc.	2,267	200
	Vontier Corp.	8,127	197
	Allison Transmission Holdings Inc.	4,867	194
	Watts Water Technologies Inc. Class A	1,349	194
	Herc Holdings Inc.	1,208	192
	Ryder System Inc.	2,433	192
*	Kirby Corp.	2,907	189
*	ExlService Holdings Inc.	1,539	186
	Zurn Water Solutions Corp.	5,704	186
*	ACI Worldwide Inc.	5,530	185
	Flowserve Corp.	6,050	184
	Franklin Electric Co. Inc.	2,170	184
	GATX Corp.	1,722	184
*	Resideo Technologies Inc.	6,989	180
	Applied Industrial Technologies Inc.	1,745	176
	Silgan Holdings Inc.	4,127	173
*	Summit Materials Inc. Class A	5,546	173
*	TriNet Group Inc.	1,944	170
	HB Fuller Co.	2,448	167
	SPX FLOW Inc.	1,946	167
	John Bean Technologies Corp.	1,468	166
	Korn Ferry	2,511	166
*	Mercury Systems Inc.	2,759	166
	MSC Industrial Direct Co. Inc. Class A	2,125	165
	Alliance Data Systems Corp.	2,425	164
	Hillenbrand Inc.	3,409	163
*	AZEK Co. Inc. Class A	5,431	160
	Brink's Co.	2,228	156
	Insperity Inc.	1,728	155
*	Allegheny Technologies Inc.	5,913	152
*	Welbilt Inc.	6,428	152
*	Beacon Roofing Supply Inc.	2,523	151
*	Bloom Energy Corp. Class A	6,673	148
*	Fluor Corp.	6,829	148
	EnerSys	1,968	143
	Comfort Systems USA Inc.	1,646	142
	Aerojet Rocketdyne Holdings Inc.	3,639	141
	Badger Meter Inc.	1,373	136
	Forward Air Corp.	1,322	136
	ABM Industries Inc.	2,994	134
	Terex Corp.	3,178	131
*	Dycom Industries Inc.	1,430	125
*	Hub Group Inc. Class A	1,486	125
	Altra Industrial Motion Corp.	2,926	124
	Kennametal Inc.	3,895	124
	Werner Enterprises Inc.	2,849	124
	Albany International Corp. Class A	1,399	123
	Helios Technologies Inc.	1,563	123
	UniFirst Corp.	681	123
	Belden Inc.	2,161	122
	Moog Inc. Class A	1,467	122
	EVERTEC Inc.	2,992	121
*	Kratos Defense & Security Solutions Inc.	5,793	121
	AAON Inc.	2,067	121
*	Meritor Inc.	3,346	119

22

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	StoneCo. Ltd. Class A	10,620	119
*	Verra Mobility Corp. Class A	6,890	116
	Maxar Technologies Inc.	3,551	115
	Otter Tail Corp.	1,857	115
*	GMS Inc.	2,099	114
	EnPro Industries Inc.	1,021	113
	Installed Building Products Inc.	1,160	112
*	TuSimple Holdings Inc. Class A	6,408	112
	ArcBest Corp.	1,191	110
*	Masonite International Corp.	1,166	110
*	Shift4 Payments Inc. Class A	2,081	110
	Encore Wire Corp.	921	107
	Kadant Inc.	540	107
*	Paysafe Ltd.	33,518	107
*	Atlas Air Worldwide Holdings Inc.	1,344	105
*	Itron Inc.	2,206	105
	Trinity Industries Inc.	3,593	104
*	SPX Corp.	2,033	103
	Brady Corp. Class A	2,207	102
	Barnes Group Inc.	2,159	100
	ManTech International Corp. Class A	1,203	100
	Federal Signal Corp.	2,753	99
	Mueller Water Products Inc. Class A	7,673	97
*	CBIZ Inc.	2,442	95
*	JELD-WEN Holding Inc.	4,107	95
*	O-I Glass Inc.	7,392	94
*	Air Transport Services Group Inc.	2,878	91
	McGrath RentCorp.	1,087	88
*	Ferro Corp.	3,987	87
*	Nikola Corp.	10,818	85
	CSW Industrials Inc.	702	84
*	Virgin Galactic Holdings Inc.	8,691	84
	ESCO Technologies Inc.	1,171	81
*	Gibraltar Industries Inc.	1,653	80
*	Proto Labs Inc.	1,411	79
*	Flywire Corp.	2,874	78
	Textainer Group Holdings Ltd.	2,182	77
*	Repay Holdings Corp. Class A	4,394	76
*	AeroVironment Inc.	1,054	75
	ICF International Inc.	845	75
	Kforce Inc.	999	75
*	Vicor Corp.	1,007	75
	Patrick Industries Inc.	1,038	74
*	Triumph Group Inc.	2,969	74
	TTEC Holdings Inc.	927	74
*	Green Dot Corp. Class A	2,557	73
	Greif Inc. Class A	1,245	72
*	MYR Group Inc.	799	72
*	NV5 Global Inc.	668	72
	Tennant Co.	898	71
*	Veritiv Corp.	660	71
*	Gates Industrial Corp. plc	4,509	71
	Greenbrier Cos. Inc.	1,578	70
	Primoris Services Corp.	2,599	69
	TriMas Corp.	2,093	68
*	CryoPort Inc.	1,961	67
	Schneider National Inc. Class B	2,552	67
		Shares	Market Value• ($000)
	H&E Equipment Services Inc.	1,591	66
*	OSI Systems Inc.	824	66
*	AAR Corp.	1,436	65
	Shyft Group Inc.	1,572	64
	Columbus McKinnon Corp.	1,353	62
	SFL Corp. Ltd.	6,186	62
*	Core & Main Inc. Class A	2,755	62
	Lindsay Corp.	465	61
	Mesa Laboratories Inc.	239	61
	AZZ Inc.	1,213	60
	Alamo Group Inc.	431	60
	Granite Construction Inc.	1,974	60
*	Cornerstone Building Brands Inc.	2,653	59
	Deluxe Corp.	1,898	59
	Kaman Corp.	1,345	58
*	Frontline Ltd.	6,208	58
*	Montrose Environmental Group Inc.	1,317	58
*	Ardagh Metal Packaging SA	6,973	58
*	Evo Payments Inc. Class A	2,347	57
*	Cimpress plc	906	57
	ADT Inc.	7,619	56
	Astec Industries Inc.	1,103	55
*	Huron Consulting Group Inc.	1,090	54
*	CoreCivic Inc.	5,770	53
	Standex International Corp.	497	53
*	FARO Technologies Inc.	941	52
	Apogee Enterprises Inc.	1,138	51
	Griffon Corp.	2,197	51
	Marten Transport Ltd.	2,949	51
*	PGT Innovations Inc.	2,380	51
	Enerpac Tool Group Corp. Class A	2,703	47
*	Donnelley Financial Solutions Inc.	1,429	46
*	TrueBlue Inc.	1,709	46
*	American Woodmark Corp.	830	44
*	Great Lakes Dredge & Dock Corp.	3,131	44
	DHT Holdings Inc.	7,053	44
*	Hayward Holdings Inc.	2,472	44
*	First Advantage Corp.	2,744	44
	Pitney Bowes Inc.	8,554	43
*	Cross Country Healthcare Inc.	1,859	42
*	Sterling Construction Co. Inc.	1,416	42
	Heidrick & Struggles International Inc.	970	41
	International Seaways Inc.	2,239	41
	Scorpio Tankers Inc.	2,368	41
*	Conduent Inc.	8,254	40
*	Ranpak Holdings Corp. Class A	1,663	40
*	Desktop Metal Inc. Class A	9,685	40
*	BlueLinx Holdings Inc.	435	39
*	Energy Recovery Inc.	2,046	39
	Wabash National Corp.	2,250	38
*	Construction Partners Inc. Class A	1,378	37
	Kelly Services Inc. Class A	1,721	37
*	Diversey Holdings Ltd.	3,852	37
	Costamare Inc.	2,643	36
	Douglas Dynamics Inc.	943	35
*	Aspen Aerogels Inc.	1,130	33
*	Forterra Inc.	1,386	33

23

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Gorman-Rupp Co.	874	33
*	GreenSky Inc. Class A	3,314	33
	Quanex Building Products Corp.	1,452	33
	CRA International Inc.	364	32
	Chase Corp.	347	32
	Heartland Express Inc.	2,205	32
*	Vivint Smart Home Inc.	4,515	32
*	Napco Security Technologies Inc.	1,496	31
	Insteel Industries Inc.	817	30
*	SP Plus Corp.	1,020	30
	Genco Shipping & Trading Ltd.	1,551	30
	Argan Inc.	744	29
*	BrightView Holdings Inc.	2,154	29
*	Manitowoc Co. Inc.	1,735	29
	Myers Industries Inc.	1,720	29
*	Transcat Inc.	368	29
*	Advantage Solutions Inc.	3,718	29
*	Franklin Covey Co.	606	28
*	I3 Verticals Inc. Class A	1,011	27
*	Titan International Inc.	2,441	27
*	Titan Machinery Inc.	960	27
*	Forrester Research Inc.	500	26
*	Paya Holdings Inc.	3,992	26
	Cass Information Systems Inc.	641	25
*	DXP Enterprises Inc.	868	25
*	Ducommun Inc.	491	25
*	Modine Manufacturing Co.	2,489	25
*	Thermon Group Holdings Inc.	1,468	25
	VSE Corp.	516	25
*	International Money Express Inc.	1,557	25
*	Hyliion Holdings Corp.	5,694	25
	Ennis Inc.	1,300	24
	Luxfer Holdings plc	1,383	24
*	CIRCOR International Inc.	866	23
*	Vectrus Inc.	504	23
*	Daseke Inc.	1,767	22
	Resources Connection Inc.	1,313	22
*	Yellow Corp.	2,438	22
*	Cantaloupe Inc.	2,830	22
*	Loyalty Ventures Inc.	936	22
	Allied Motion Technologies Inc.	617	21
*	Tutor Perini Corp.	2,107	21
*	Ideanomics Inc.	19,822	21
	Eagle Bulk Shipping Inc.	401	21
	Barrett Business Services Inc.	328	20
	Dorian LPG Ltd.	1,459	20
	Pactiv Evergreen Inc.	2,068	20
*	Astronics Corp.	1,267	19
*	Babcock & Wilcox Enterprises Inc.	2,694	19
*	Vishay Precision Group Inc.	607	19
*	Willdan Group Inc.	590	19
*	Workhorse Group Inc.	6,007	19
*	PureCycle Technologies Inc.	2,684	19
*	Blue Bird Corp.	867	18
*	IES Holdings Inc.	429	18
	National Presto Industries Inc.	231	18
	REV Group Inc.	1,333	18
	Nordic American Tankers Ltd.	7,465	18
		Shares	Market Value• ($000)
*	BTRS Holdings Inc. Class A	3,012	18
*	Danimer Scientific Inc.	4,537	18
	Greif Inc. Class B	296	17
	Hyster-Yale Materials Handling Inc.	449	17
	Miller Industries Inc.	544	17
*	Teekay Tankers Ltd. Class A	1,165	17
*	Custom Truck One Source Inc.	2,128	17
*,1	View Inc.	7,026	17
*	Sterling Check Corp.	801	17
	Ardagh Group SA	848	16
*	Infrastructure and Energy Alternatives Inc.	1,452	16
*	CS Disco Inc.	428	16
*	Safe Bulkers Inc.	3,405	14
*	Legalzoom.com Inc.	895	14
*	Hireright Holdings Corp.	1,089	14
*	Velodyne Lidar Inc.	3,425	13
*	Commercial Vehicle Group Inc.	1,550	12
	United States Lime & Minerals Inc.	102	12
	Caesarstone Ltd.	959	12
*	Atlanticus Holdings Corp.	225	12
*	AvidXchange Holdings Inc.	1,267	12
*	Concrete Pumping Holdings Inc.	1,463	11
*	Covenant Logistics Group Inc. Class A	477	11
	Kronos Worldwide Inc.	726	11
	Park Aerospace Corp.	791	11
*	Radiant Logistics Inc.	1,629	11
*	Teekay Corp.	3,395	11
*	Luna Innovations Inc.	1,568	11
*	ShotSpotter Inc.	406	10
*	PAM Transportation Services Inc.	136	9
*	INNOVATE Corp.	2,609	9
*	Acacia Research Corp.	2,181	8
*	Lawson Products Inc.	194	8
	Powell Industries Inc.	401	8
	Preformed Line Products Co.	141	8
*	Atlas Technical Consultants Inc.	686	8
*	Byrna Technologies Inc.	839	8
*	CECO Environmental Corp.	1,327	7
*	EVI Industries Inc.	354	7
*	Rekor Systems Inc.	1,523	7
*	US Xpress Enterprises Inc. Class A	1,568	7
	Universal Logistics Holdings Inc.	391	7
*	Aersale Corp.	461	7
*	Remitly Global Inc.	602	7
	Cadre Holdings Inc.	312	7
*	Iteris Inc.	1,854	6
*	Mistras Group Inc.	907	6
	Park-Ohio Holdings Corp.	406	6
*	Eos Energy Enterprises Inc.	2,000	6
*	Target Hospitality Corp.	1,517	5
	Hirequest Inc.	258	5
*	Willis Lease Finance Corp.	128	4
*	StarTek Inc.	936	4
*	Mayville Engineering Co. Inc.	367	4
*	Priority Technology Holdings Inc.	713	4
*	AgEagle Aerial Systems Inc.	3,372	4

24

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Karat Packaging Inc.	268	4
*	GreenBox POS	875	3
*	IBEX Holdings Ltd.	123	2
*	Team Inc.	1,463	1
			270,405
Other (0.0%)[3]
*,2	Aduro Biotech Inc. CVR	656	1
*,2	Media General Inc. CVR	5,133	—
			1
Real Estate (3.5%)
	Prologis Inc.	35,398	5,163
	American Tower Corp.	21,630	4,907
	Crown Castle International Corp.	20,608	3,433
	Equinix Inc.	4,277	3,035
	Public Storage	7,241	2,571
	Simon Property Group Inc.	15,614	2,148
	Digital Realty Trust Inc.	13,404	1,808
	Realty Income Corp.	27,143	1,794
	Welltower Inc.	20,778	1,731
	AvalonBay Communities Inc.	6,705	1,600
	SBA Communications Corp. Class A	5,188	1,574
*	CBRE Group Inc. Class A	15,973	1,547
	Equity Residential	17,640	1,505
	Alexandria Real Estate Equities Inc.	7,408	1,403
	Weyerhaeuser Co.	35,819	1,393
	Extra Space Storage Inc.	6,309	1,187
*	CoStar Group Inc.	18,678	1,140
	Mid-America Apartment Communities Inc.	5,555	1,137
	Invitation Homes Inc.	28,741	1,086
	Ventas Inc.	18,981	1,025
	Sun Communities Inc.	5,461	988
	Essex Property Trust Inc.	3,076	976
	Duke Realty Corp.	18,317	971
	Boston Properties Inc.	7,441	910
	VICI Properties Inc.	30,184	844
	UDR Inc.	14,758	810
	Healthpeak Properties Inc.	25,733	799
	Camden Property Trust	4,711	778
	WP Carey Inc.	8,881	687
	Iron Mountain Inc.	13,762	677
	Kimco Realty Corp.	27,680	651
	Equity LifeStyle Properties Inc.	8,307	620
*	Host Hotels & Resorts Inc.	33,672	615
*	Jones Lang LaSalle Inc.	2,414	594
	Medical Properties Trust Inc.	28,506	580
	CyrusOne Inc.	6,065	548
	Regency Centers Corp.	8,129	536
	American Homes 4 Rent Class A	13,587	516
	Rexford Industrial Realty Inc.	7,290	511
	Life Storage Inc.	3,945	499
*	Zillow Group Inc. Class C	8,619	496
	Gaming and Leisure Properties Inc.	10,815	491
	CubeSmart	10,146	489
	Lamar Advertising Co. Class A	4,149	452
	Federal Realty Investment Trust	3,724	438
	Kilroy Realty Corp.	5,494	393
	Apartment Income REIT Corp.	7,581	391
		Shares	Market Value• ($000)
	EastGroup Properties Inc.	1,949	372
	National Retail Properties Inc.	8,416	359
	STORE Capital Corp.	11,644	358
	First Industrial Realty Trust Inc.	6,198	357
	Vornado Realty Trust	8,179	354
	American Campus Communities Inc.	6,522	351
	Brixmor Property Group Inc.	13,965	351
	Americold Realty Trust	12,938	346
	STAG Industrial Inc.	8,487	331
	Omega Healthcare Investors Inc.	11,519	324
	Healthcare Trust of America Inc. Class A	10,477	308
	Cousins Properties Inc.	7,189	278
	Spirit Realty Capital Inc.	5,928	275
	Rayonier Inc.	6,814	270
	Douglas Emmett Inc.	7,903	250
	SL Green Realty Corp.	3,109	247
	Terreno Realty Corp.	3,562	245
	Kite Realty Group Trust	10,515	231
	National Storage Affiliates Trust	3,933	229
	Highwoods Properties Inc.	5,059	221
*	Ryman Hospitality Properties Inc.	2,456	216
	Agree Realty Corp.	3,330	214
	Innovative Industrial Properties Inc.	1,129	213
	LXP Industrial Trust	13,114	203
*	Park Hotels & Resorts Inc.	10,758	203
	Hudson Pacific Properties Inc.	7,166	189
*	Howard Hughes Corp.	1,947	186
*	Opendoor Technologies Inc.	22,104	185
	Healthcare Realty Trust Inc.	6,971	182
	Outfront Media Inc.	6,692	179
	PotlatchDeltic Corp.	3,210	176
	Apple Hospitality REIT Inc.	9,758	173
	EPR Properties	3,456	172
*	Digitalbridge Group Inc.	23,732	172
	Physicians Realty Trust	10,517	171
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,449	163
	Broadstone Net Lease Inc.	7,452	161
	Macerich Co.	10,272	157
	JBG SMITH Properties	5,588	149
	PS Business Parks Inc.	933	149
	Essential Properties Realty Trust Inc.	5,727	145
*	Equity Commonwealth	5,437	144
	Sabra Health Care REIT Inc.	10,555	142
*	Cushman & Wakefield plc	6,404	140
	Corporate Office Properties Trust	5,285	138
*	Zillow Group Inc. Class A	2,328	133
	SITE Centers Corp.	8,459	131
	Independence Realty Trust Inc.	5,089	129
	Kennedy-Wilson Holdings Inc.	5,778	128
	Pebblebrook Hotel Trust	5,615	126
	Newmark Group Inc. Class A	6,970	123
	Uniti Group Inc.	9,438	122
	RLJ Lodging Trust	7,898	110

25

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	National Health Investors Inc.	2,000	107
*	Sunstone Hotel Investors Inc.	10,112	107
*	Redfin Corp.	4,757	103
	Brandywine Realty Trust	7,600	101
	Piedmont Office Realty Trust Inc. Class A	5,904	101
	Paramount Group Inc.	8,913	100
*	Realogy Holdings Corp.	5,506	100
	Washington REIT	4,211	98
	Retail Opportunity Investments Corp.	5,348	97
	Urban Edge Properties	5,255	96
	Four Corners Property Trust Inc.	3,616	95
*	DiamondRock Hospitality Co.	9,765	93
	St. Joe Co.	1,678	91
*	Xenia Hotels & Resorts Inc.	4,830	90
	Easterly Government Properties Inc. Class A	4,274	89
	Tanger Factory Outlet Centers Inc.	5,150	86
	American Assets Trust Inc.	2,311	84
	Acadia Realty Trust	3,894	83
	NexPoint Residential Trust Inc.	978	83
	eXp World Holdings Inc.	3,030	81
	CareTrust REIT Inc.	4,576	80
*	Alexander & Baldwin Inc.	3,522	79
	Veris Residential Inc.	4,423	75
	Global Net Lease Inc.	5,125	73
	Industrial Logistics Properties Trust	3,154	71
	Service Properties Trust	8,130	70
	LTC Properties Inc.	1,946	66
	Preferred Apartment Communities Inc. Class A	2,630	66
	Safehold Inc.	1,056	65
	Empire State Realty Trust Inc. Class A	6,723	64
	Marcus & Millichap Inc.	1,179	59
	Centerspace	629	59
	Office Properties Income Trust	2,259	57
	Getty Realty Corp.	1,852	51
	UMH Properties Inc.	2,189	50
*	Apartment Investment and Management Co. Class A	7,022	50
	Gladstone Land Corp.	1,557	47
*	Orion Office REIT Inc.	2,773	47
	Community Healthcare Trust Inc.	1,074	45
	Global Medical REIT Inc.	2,863	45
	RPT Realty	3,511	45
	Necessity Retail REIT Inc.	6,230	44
	Armada Hoffler Properties Inc.	2,902	43
	NETSTREIT Corp.	1,927	43
*	Summit Hotel Properties Inc.	4,200	41
	Gladstone Commercial Corp.	1,820	39
	City Office REIT Inc.	2,210	38
	Universal Health Realty Income Trust	636	36
	Plymouth Industrial REIT Inc.	1,327	35
*	Radius Global Infrastructure Inc. Class A (XNMS)	2,744	35
	GEO Group Inc.	5,717	34
*	Chatham Lodging Trust	2,439	33
		Shares	Market Value• ($000)
	Ares Commercial Real Estate Corp.	2,179	32
	Franklin Street Properties Corp.	5,505	32
	Diversified Healthcare Trust	11,059	32
	Urstadt Biddle Properties Inc. Class A	1,569	30
*	CorePoint Lodging Inc.	1,800	29
	Phillips Edison & Co. Inc.	883	29
	RE/MAX Holdings Inc. Class A	921	27
*	Douglas Elliman Inc.	3,556	27
	Alexander's Inc.	99	25
	Indus Realty Trust Inc.	312	24
	One Liberty Properties Inc.	778	23
	Whitestone REIT	1,970	23
	Saul Centers Inc.	466	21
*	Braemar Hotels & Resorts Inc.	3,409	20
	RMR Group Inc. Class A	671	20
	CatchMark Timber Trust Inc. Class A	2,366	18
*	FRP Holdings Inc.	316	18
*	Seritage Growth Properties Class A	1,776	18
	CTO Realty Growth Inc.	267	17
*	Forestar Group Inc.	857	16
	Farmland Partners Inc.	1,299	15
*	Tejon Ranch Co.	897	15
*	Hersha Hospitality Trust Class A	1,557	14
	Postal Realty Trust Inc. Class A	609	11
	BRT Apartments Corp.	474	10
*	Ashford Hospitality Trust Inc.	885	8
	Clipper Realty Inc.	607	6
*	Fathom Holdings Inc.	276	4
*	Rafael Holdings Inc. Class B	518	2
	Bridge Investment Group Holdings Inc. Class A	73	1
			73,965
Technology (27.6%)
	Apple Inc.	739,620	122,126
	Microsoft Corp.	361,121	107,899
*	Alphabet Inc. Class A	14,320	38,680
*	Alphabet Inc. Class C	13,541	36,531
	NVIDIA Corp.	114,614	27,949
*	Meta Platforms Inc. Class A	113,242	23,897
	Broadcom Inc.	19,135	11,241
*	Adobe Inc.	22,868	10,695
*	Advanced Micro Devices Inc.	78,259	9,652
*	salesforce.com Inc.	44,788	9,429
	QUALCOMM Inc.	54,068	9,299
	Intel Corp.	193,783	9,243
	Texas Instruments Inc.	44,314	7,533
	Intuit Inc.	12,706	6,027
	Oracle Corp.	79,105	6,010
	Applied Materials Inc.	43,123	5,787
*	ServiceNow Inc.	9,430	5,469
	International Business Machines Corp.	42,850	5,250
	Micron Technology Inc.	53,693	4,771
	Analog Devices Inc.	25,725	4,123
	Lam Research Corp.	6,734	3,780
*	Palo Alto Networks Inc.	4,550	2,704
	Marvell Technology Inc.	39,140	2,674
	KLA Corp.	7,251	2,527

26

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Snowflake Inc. Class A	9,497	2,523
	NXP Semiconductors NV	12,668	2,408
*	Autodesk Inc.	10,519	2,317
*	Synopsys Inc.	7,228	2,258
	Roper Technologies Inc.	5,014	2,247
*	Fortinet Inc.	6,386	2,200
	Cognizant Technology Solutions Corp. Class A	25,312	2,180
	Amphenol Corp. Class A	28,038	2,131
*	Workday Inc. Class A	9,063	2,076
*	Atlassian Corp. plc Class A	6,642	2,031
*	Cadence Design Systems Inc.	13,083	1,981
*	Datadog Inc. Class A	12,137	1,955
	HP Inc.	55,152	1,895
*	Crowdstrike Holdings Inc. Class A	9,384	1,832
	Microchip Technology Inc.	25,980	1,827
*	Match Group Inc.	13,462	1,501
	Corning Inc.	36,378	1,470
*	Cloudflare Inc. Class A	12,292	1,431
*	Twilio Inc. Class A	7,916	1,384
*	Zoom Video Communications Inc. Class A	10,367	1,375
*	ANSYS Inc.	4,137	1,341
*	Twitter Inc.	37,099	1,319
*	ON Semiconductor Corp.	20,190	1,264
	VMware Inc. Class A	10,642	1,249
*	MongoDB Inc. Class A	3,021	1,154
*	HubSpot Inc.	2,161	1,135
	CDW Corp.	6,468	1,115
*	DocuSign Inc. Class A	9,247	1,095
*	Okta Inc.	5,984	1,094
	Skyworks Solutions Inc.	7,866	1,087
*	Gartner Inc.	3,845	1,078
*	VeriSign Inc.	4,643	992
	Hewlett Packard Enterprise Co.	62,258	991
	Monolithic Power Systems Inc.	2,148	985
*	Palantir Technologies Inc. Class A	79,642	944
	Teradyne Inc.	7,832	924
*	Splunk Inc.	7,641	902
*	Zscaler Inc.	3,738	894
	Entegris Inc.	6,459	843
	NetApp Inc.	10,698	839
*	Akamai Technologies Inc.	7,741	838
*	Paycom Software Inc.	2,429	824
*	Tyler Technologies Inc.	1,908	817
	SS&C Technologies Holdings Inc.	10,688	801
*	Nuance Communications Inc.	14,024	779
*	Unity Software Inc.	7,217	768
	NortonLifeLock Inc.	26,315	763
*	Western Digital Corp.	14,962	762
*	DoorDash Inc. Class A	7,025	737
*	Qorvo Inc.	5,301	725
*	Pinterest Inc. Class A	26,937	721
	Leidos Holdings Inc.	6,804	693
*	GoDaddy Inc. Class A	8,031	670
*	Zendesk Inc.	5,691	664
*	Dell Technologies Inc. Class C	12,905	658
	Citrix Systems Inc.	5,887	603
*	F5 Inc.	2,881	579
*	Wolfspeed Inc.	5,495	564
		Shares	Market Value• ($000)
*	PTC Inc.	5,015	558
*	EPAM Systems Inc.	2,584	537
*	Globant SA	1,931	529
*	RingCentral Inc. Class A	3,905	511
*	Aspen Technology Inc.	3,192	487
	Amdocs Ltd.	6,147	484
*	Ceridian HCM Holding Inc.	6,249	456
*	Avalara Inc.	4,145	431
*	Synaptics Inc.	1,882	430
*	Coupa Software Inc.	3,492	423
*	IAC/InterActiveCorp.	3,655	419
*	Dynatrace Inc.	9,391	417
*	Black Knight Inc.	7,351	413
*	Manhattan Associates Inc.	3,069	410
	Jabil Inc.	7,062	408
*	DXC Technology Co.	11,969	407
*	Arrow Electronics Inc.	3,307	403
*	Lattice Semiconductor Corp.	6,427	402
	Concentrix Corp.	2,001	400
*	Five9 Inc.	3,273	360
*	Guidewire Software Inc.	4,072	359
*	II-VI Inc.	4,983	346
	KBR Inc.	6,757	335
*	Anaplan Inc.	6,883	326
*	Pure Storage Inc. Class A	12,466	323
*	Dropbox Inc. Class A	14,159	321
	Universal Display Corp.	2,052	318
*	CACI International Inc. Class A	1,118	313
*	Clarivate plc	20,791	311
*	Elastic NV	3,558	308
*	Smartsheet Inc. Class A	5,777	307
	Azenta Inc.	3,457	303
*	Silicon Laboratories Inc.	1,899	292
*	Rapid7 Inc.	2,704	280
*	Nutanix Inc. Class A	10,189	272
*	Teradata Corp.	5,256	263
*	Change Healthcare Inc.	11,986	257
	CDK Global Inc.	5,638	256
	Power Integrations Inc.	2,849	256
	National Instruments Corp.	6,310	253
*	NCR Corp.	6,203	251
	Bentley Systems Inc. Class B	6,522	250
	CMC Materials Inc.	1,337	248
	Science Applications International Corp.	2,785	244
*	Rogers Corp.	876	239
*	Tenable Holdings Inc.	4,306	238
*	Mimecast Ltd.	2,946	234
*	Cirrus Logic Inc.	2,681	233
	Dolby Laboratories Inc. Class A	3,105	233
*	Ambarella Inc.	1,667	233
*	Wix.com Ltd.	2,543	233
*	IPG Photonics Corp.	1,750	228
*	Varonis Systems Inc. Class B	5,220	228
*	Novanta Inc.	1,654	226
*	Cargurus Inc.	4,567	221
*	SPS Commerce Inc.	1,688	219
*	Semtech Corp.	3,124	217
*	Mandiant Inc.	10,799	214
*	Workiva Inc. Class A	2,002	211
*	Digital Turbine Inc.	4,323	210
*	Qualys Inc.	1,659	208
	TD SYNNEX Corp.	2,028	207
	Avnet Inc.	4,832	203
*	Ziff Davis Inc.	2,019	203

27

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Vertiv Holdings Co. Class A	15,561	203
*	MaxLinear Inc.	3,291	202
*	Blackline Inc.	2,605	196
*	Onto Innovation Inc.	2,241	193
*	Diodes Inc.	2,139	192
*	Envestnet Inc.	2,532	189
*	Asana Inc. Class A	3,450	189
*	Procore Technologies Inc.	2,868	187
*	MicroStrategy Inc. Class A	409	181
*	Alteryx Inc. Class A	2,878	179
*	Sailpoint Technologies Holdings Inc.	4,254	176
*	Box Inc. Class A	6,821	175
*	Q2 Holdings Inc.	2,681	174
*	Kyndryl Holdings Inc.	10,881	173
	Pegasystems Inc.	1,976	172
*	Fabrinet	1,693	170
*	Insight Enterprises Inc.	1,624	169
*	Perficient Inc.	1,587	162
*	New Relic Inc.	2,425	161
	Advanced Energy Industries Inc.	1,800	155
*	SiTime Corp.	767	155
	Kulicke & Soffa Industries Inc.	2,970	155
*	Verint Systems Inc.	3,056	154
*	GLOBALFOUNDRIES Inc.	2,534	154
*	Altair Engineering Inc. Class A	2,262	150
	Switch Inc. Class A	5,613	146
*	DigitalOcean Holdings Inc.	2,456	146
*	FormFactor Inc.	3,582	145
*	Upwork Inc.	5,719	145
*	Alarm.com Holdings Inc.	2,189	144
*	Dun & Bradstreet Holdings Inc.	7,708	143
*	CommVault Systems Inc.	2,241	141
*	LiveRamp Holdings Inc.	3,243	140
*	Blackbaud Inc.	2,227	139
*	Sprout Social Inc. Class A	2,140	139
	Xerox Holdings Corp.	7,010	138
*	Rambus Inc.	5,076	137
*	MACOM Technology Solutions Holdings Inc. Class H	2,257	136
*	PagerDuty Inc.	4,018	136
*	nCino Inc.	2,732	126
	Vishay Intertechnology Inc.	6,463	124
*	Sanmina Corp.	3,029	121
*	Yelp Inc. Class A	3,492	118
*	Bottomline Technologies DE Inc.	2,056	116
*	Appian Corp. Class A	1,890	115
	Amkor Technology Inc.	4,970	113
*	Axcelis Technologies Inc.	1,624	112
*	Allscripts Healthcare Solutions Inc.	5,722	111
*	NetScout Systems Inc.	3,479	108
*	Plexus Corp.	1,289	105
	Shutterstock Inc.	1,148	104
*	3D Systems Corp.	5,817	104
*	Appfolio Inc. Class A	914	103
	CSG Systems International Inc.	1,615	100
*	Momentive Global Inc.	6,327	99
*	TechTarget Inc.	1,255	98
*	Fastly Inc. Class A	5,162	96
		Shares	Market Value• ($000)
	McAfee Corp.Class A	3,698	96
*	Ultra Clean Holdings Inc.	2,077	95
*	Magnite Inc.	6,320	92
	Progress Software Corp.	2,055	91
*	Vimeo Inc.	6,998	91
	Xperi Holding Corp.	5,170	90
*	Jamf Holding Corp.	2,568	88
*	Super Micro Computer Inc.	2,202	87
*	Covetrus Inc.	4,850	86
	Methode Electronics Inc.	1,855	85
*	Duck Creek Technologies Inc.	3,428	81
*	E2open Parent Holdings Inc.	8,984	81
*	Everbridge Inc.	1,896	75
*	Zuora Inc. Class A	4,906	75
*	Cohu Inc.	2,327	73
*	Schrodinger Inc.	2,111	73
*	DoubleVerify Holdings Inc.	2,621	72
*	Veeco Instruments Inc.	2,417	69
*	Unisys Corp.	3,177	68
*,1	C3.ai Inc. Class A	2,998	67
*	Cerence Inc.	1,834	66
*	Ping Identity Holding Corp.	3,081	65
*	Domo Inc. Class B	1,422	63
*	LivePerson Inc.	3,113	63
*	TTM Technologies Inc.	5,043	63
*	JFrog Ltd.	2,544	63
	CTS Corp.	1,600	61
*	BigCommerce Holdings Inc. Series 1	2,355	61
*	PROS Holdings Inc.	1,902	60
*	Allegro MicroSystems Inc.	2,072	59
*	Impinj Inc.	839	58
*	Avaya Holdings Corp.	4,038	56
*	Avid Technology Inc.	1,752	55
*	ePlus Inc.	1,170	55
*	Eventbrite Inc. Class A	3,643	55
*	Alpha & Omega Semiconductor Ltd.	1,024	55
*	PAR Technology Corp.	1,266	53
*	Sumo Logic Inc.	4,423	53
*	Photronics Inc.	2,789	51
*	Thoughtworks Holding Inc.	2,146	49
*	Ichor Holdings Ltd.	1,344	47
*,1	Skillz Inc. Class A	14,972	47
*	Model N Inc.	1,882	46
*	Agilysys Inc.	1,076	45
*	CEVA Inc.	1,095	45
*	SMART Global Holdings Inc.	1,656	45
*	Consensus Cloud Solutions Inc.	799	45
*	Parsons Corp.	1,265	44
	Benchmark Electronics Inc.	1,653	43
*	PDF Solutions Inc.	1,513	41
	Sapiens International Corp. NV	1,505	41
	A10 Networks Inc.	2,800	40
*	NeoPhotonics Corp.	2,639	40
*	ScanSource Inc.	1,262	40
*	Yext Inc.	5,395	40
*	Paycor HCM Inc.	1,395	39
*	Informatica Inc. Class A	1,867	38
	Ebix Inc.	1,230	36
*	Vroom Inc.	5,958	36
*	MicroVision Inc.	8,698	35
*	nLight Inc.	2,066	34
	American Software Inc. Class A	1,513	33

28

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Bandwidth Inc. Class A	1,095	33
*	Porch Group Inc.	3,964	32
*	Mitek Systems Inc.	2,060	31
*	Tucows Inc. Class A	465	31
*	Diebold Nixdorf Inc.	3,360	29
	Simulations Plus Inc.	743	29
*	Rackspace Technology Inc.	2,609	29
	Hackett Group Inc.	1,366	28
*	Grid Dynamics Holdings Inc.	2,294	28
*	Datto Holding Corp.	1,166	27
*	Ouster Inc.	7,912	27
*	ChannelAdvisor Corp.	1,420	26
*	Upland Software Inc.	1,389	26
*	N-able Inc.	2,216	26
*	Limelight Networks Inc.	6,429	25
*	OneSpan Inc.	1,716	24
	PC Connection Inc.	496	24
*	Veritone Inc.	1,379	23
*	Groupon Inc. Class A	1,073	23
*	Alkami Technology Inc.	1,440	23
	SolarWinds Corp.	1,708	23
*	Aeva Technologies Inc.	5,329	22
*	Identiv Inc.	1,000	21
*	Telos Corp.	1,873	21
*	ON24 Inc.	1,262	20
*	Digimarc Corp.	632	19
*	Kimball Electronics Inc.	1,047	18
*,1	Xometry Inc. Class A	372	18
*	EngageSmart Inc.	798	18
*	Enfusion Inc. Class A	1,083	18
*	Atomera Inc.	1,040	17
*,1	Cleanspark Inc.	1,587	17
*	TrueCar Inc.	4,681	16
*	AXT Inc.	1,889	14
*	Brightcove Inc.	1,881	14
*	EverQuote Inc. Class A	921	14
*	CoreCard Corp.	436	14
*	Mediaalpha Inc. Class A	1,006	14
*	Benefitfocus Inc.	1,296	13
*	GAN Ltd.	1,950	13
	NVE Corp.	208	12
*	MeridianLink Inc.	596	12
*	eGain Corp.	949	11
*	Intapp Inc.	471	11
*	comScore Inc.	3,726	10
*	Kopin Corp.	3,764	10
*	Rimini Street Inc.	2,135	10
*	Couchbase Inc.	455	10
*,1	EverCommerce Inc.	776	9
*	Daktronics Inc.	1,663	8
*	Smith Micro Software Inc.	1,924	8
*	GTY Technologies Holdings Inc.	1,840	8
*	EMCORE Corp.	1,768	7
*	Quantum Corp.	2,711	7
*	SecureWorks Corp. Class A	401	6
*	VirnetX Holding Corp.	2,928	5
*	SkyWater Technology Inc.	397	5
*	1stdibs.com Inc.	438	5
*	Stronghold Digital Mining Inc. Class A	357	5
*	Viant Technology Inc. Class A	543	4
*	Arteris Inc.	254	4
*	Weave Communications Inc.	398	4
*	Amplitude Inc. Class A	26	1
*	Freshworks Inc. Class A	73	1
		Shares	Market Value• ($000)
*	Expensify Inc. Class A	58	1
			579,919
Telecommunications (2.7%)
	Cisco Systems Inc.	202,502	11,294
	Verizon Communications Inc.	198,843	10,672
	Comcast Corp. Class A	218,525	10,218
	AT&T Inc.	341,966	8,101
*	Charter Communications Inc. Class A	5,988	3,603
*	T-Mobile US Inc.	28,183	3,472
	Motorola Solutions Inc.	7,921	1,746
*	Arista Networks Inc.	11,446	1,405
*	Liberty Broadband Corp. Class C	6,891	1,011
*	Roku Inc.	5,648	788
	Juniper Networks Inc.	15,527	525
	Lumen Technologies Inc.	48,533	503
*	Ciena Corp.	7,306	500
*	DISH Network Corp. Class A	11,746	375
	Cable One Inc.	257	368
*	Lumentum Holdings Inc.	3,473	343
*	Vonage Holdings Corp.	11,315	230
*	Iridium Communications Inc.	5,377	213
*	Viavi Solutions Inc.	11,636	191
*	ViaSat Inc.	3,399	155
*	Calix Inc.	2,704	147
*	Liberty Broadband Corp. Class A	936	136
	Cogent Communications Holdings Inc.	1,948	124
*	Altice USA Inc. Class A	10,330	119
	InterDigital Inc.	1,461	94
*	CommScope Holding Co. Inc.	9,432	90
	Ubiquiti Inc.	327	83
*	Infinera Corp.	8,570	79
	Telephone and Data Systems Inc.	4,496	78
*	Liberty Latin America Ltd. Class C	7,318	74
*	8x8 Inc.	5,291	69
*	Extreme Networks Inc.	5,716	66
*	Plantronics Inc.	2,182	61
*	fuboTV Inc.	6,561	56
	ADTRAN Inc.	2,466	51
	Shenandoah Telecommunications Co.	2,217	50
*	EchoStar Corp. Class A	1,792	44
*	Gogo Inc.	2,946	42
*	WideOpenWest Inc.	2,467	42
*	Harmonic Inc.	4,324	40
*	IDT Corp. Class B	1,046	38
*	NETGEAR Inc.	1,439	38
*	Clearfield Inc.	575	37
*	Globalstar Inc.	29,471	35
*	Digi International Inc.	1,636	33
*	Anterix Inc.	540	29
*	Consolidated Communications Holdings Inc.	3,889	28
	Comtech Telecommunications Corp.	1,274	26
*	Liberty Latin America Ltd. Class A	2,078	21
*	Inseego Corp.	4,042	19
*	United States Cellular Corp.	689	19
*	Ooma Inc.	1,091	18

29

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	ATN International Inc.	499	17
*	Akoustis Technologies Inc.	2,107	13
*	CalAmp Corp.	1,854	13
*	Cambium Networks Corp.	467	13
*	Aviat Networks Inc.	468	13
*	DZS Inc.	846	12
*	Telesat Corp.	594	12
*	Ribbon Communications Inc.	3,408	10
*	KVH Industries Inc.	798	7
*	Casa Systems Inc.	1,540	6
*	Hemisphere Media Group Inc. Class A	805	4
*	Kaltura Inc.	849	2
*	IHS Holding Ltd.	106	1
			57,722
Utilities (2.8%)
	NextEra Energy Inc.	93,937	7,352
	Duke Energy Corp.	37,088	3,724
	Southern Co.	51,002	3,303
	Dominion Energy Inc.	38,612	3,071
	Waste Management Inc.	20,331	2,936
	Sempra Energy (XNYS)	15,276	2,203
	American Electric Power Co. Inc.	24,120	2,186
	Exelon Corp.	46,844	1,994
	Xcel Energy Inc.	25,716	1,731
	Public Service Enterprise Group Inc.	24,072	1,561
	Consolidated Edison Inc.	16,975	1,456
	WEC Energy Group Inc.	15,039	1,367
	Eversource Energy	16,357	1,338
	American Water Works Co. Inc.	8,690	1,313
	Republic Services Inc. Class A	10,074	1,212
	DTE Energy Co.	9,326	1,134
	Edison International	17,748	1,126
	FirstEnergy Corp.	25,949	1,086
	Ameren Corp.	12,262	1,054
	Entergy Corp.	9,628	1,013
	PPL Corp.	36,023	943
	CMS Energy Corp.	13,880	888
*	PG&E Corp.	71,703	815
	CenterPoint Energy Inc.	28,395	777
	Constellation Energy Corp.	15,690	721
	Alliant Energy Corp.	11,912	696
	Atmos Energy Corp.	6,220	683
	Evergy Inc.	10,944	683
	AES Corp.	31,571	670
	NiSource Inc.	18,888	546
	Essential Utilities Inc.	11,097	523
	Vistra Corp.	22,821	521
	NRG Energy Inc.	11,654	441
	UGI Corp.	10,044	386
	Pinnacle West Capital Corp.	5,405	383
	OGE Energy Corp.	9,676	363
*	Sunrun Inc.	9,807	268
	National Fuel Gas Co.	4,254	265
*	Stericycle Inc.	4,406	257
	IDACORP Inc.	2,409	250
*	Clean Harbors Inc.	2,449	234
*	Evoqua Water Technologies Corp.	5,427	232
	Brookfield Renewable Corp. Class A	5,970	223
	Black Hills Corp.	3,052	214
		Shares	Market Value• ($000)
	Hawaiian Electric Industries Inc.	5,123	210
*	Southwest Gas Holdings Inc.	2,962	210
	Portland General Electric Co.	4,043	205
	ONE Gas Inc.	2,373	197
	Brookfield Infrastructure Corp. Class A (XTSE)	2,800	197
	New Jersey Resources Corp.	4,450	194
	PNM Resources Inc.	4,000	181
*	Casella Waste Systems Inc. Class A	2,281	172
	South Jersey Industries Inc.	4,793	163
	Ormat Technologies Inc. (XNYS)	2,219	158
	NorthWestern Corp.	2,561	155
	Spire Inc.	2,312	155
	ALLETE Inc.	2,417	152
	Avista Corp.	3,224	144
	California Water Service Group	2,492	142
	American States Water Co.	1,531	129
	Avangrid Inc.	2,869	129
	Clearway Energy Inc. Class C	3,620	121
	MGE Energy Inc.	1,651	119
	Chesapeake Utilities Corp.	833	111
	SJW Group	1,370	89
	Middlesex Water Co.	850	85
*	Sunnova Energy International Inc.	4,184	84
*	US Ecology Inc.	1,458	69
	Northwest Natural Holding Co.	1,302	68
	Clearway Energy Inc. Class A	2,105	64
*	Harsco Corp.	3,802	45
	Unitil Corp.	718	36
	York Water Co.	598	27
	Artesian Resources Corp. Class A	403	19
*	Heritage-Crystal Clean Inc.	692	19
	Aris Water Solution Inc. Class A	924	13
*	Pure Cycle Corp.	931	11
	Global Water Resources Inc.	630	10
	Via Renewables Inc. Class A	617	7
			58,032
Total Common Stocks (Cost $1,509,124)			2,095,634

30

Russell 3000 Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[4,5]	Vanguard Market Liquidity Fund, 0.138% (Cost $2,826)	28,268	2,826
Total Investments (99.9%) (Cost $1,511,950)			2,098,460
Other Assets and Liabilities—Net (0.1%)			1,479
Net Assets (100%)			2,099,939
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,263,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,322,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2022	6	613	2
E-mini S&P 500 Index	March 2022	14	3,058	(58)
				(56)

See accompanying Notes, which are an integral part of the Financial Statements.
31

Russell 3000 Index Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,509,124)	2,095,634
Affiliated Issuers (Cost $2,826)	2,826
Total Investments in Securities	2,098,460
Investment in Vanguard	73
Cash Collateral Pledged—Futures Contracts	190
Receivables for Investment Securities Sold	132
Receivables for Accrued Income	2,527
Receivables for Capital Shares Issued	53
Total Assets	2,101,435
Liabilities
Due to Custodian	73
Payables for Investment Securities Purchased	22
Collateral for Securities on Loan	1,322
Payables for Capital Shares Redeemed	4
Payables to Vanguard	68
Variation Margin Payable—Futures Contracts	7
Total Liabilities	1,496
Net Assets	2,099,939
At February 28, 2022, net assets consisted of:

Paid-in Capital	1,380,689
Total Distributable Earnings (Loss)	719,250
Net Assets	2,099,939

ETF Shares—Net Assets
Applicable to 5,900,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,167,335
Net Asset Value Per Share—ETF Shares	$197.85

Institutional Shares—Net Assets
Applicable to 2,435,188 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	932,604
Net Asset Value Per Share—Institutional Shares	$382.97

See accompanying Notes, which are an integral part of the Financial Statements.
32

Russell 3000 Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends[1]	14,578
Interest[2]	2
Securities Lending—Net	30
Total Income	14,610
Expenses
The Vanguard Group—Note B
Investment Advisory Services	84
Management and Administrative—ETF Shares	390
Management and Administrative—Institutional Shares	333
Marketing and Distribution—ETF Shares	22
Marketing and Distribution—Institutional Shares	27
Custodian Fees	127
Shareholders’ Reports—ETF Shares	19
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	1
Other Expenses	8
Total Expenses	1,012
Net Investment Income	13,598
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	167,601
Futures Contracts	(422)
Realized Net Gain (Loss)	167,179
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(283,499)
Futures Contracts	(354)
Change in Unrealized Appreciation (Depreciation)	(283,853)
Net Increase (Decrease) in Net Assets Resulting from Operations	(103,076)
1	Dividends are net of foreign withholding taxes of $5,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $173,709,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
33

Russell 3000 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,598	26,666
Realized Net Gain (Loss)	167,179	176,329
Change in Unrealized Appreciation (Depreciation)	(283,853)	371,737
Net Increase (Decrease) in Net Assets Resulting from Operations	(103,076)	574,732
Distributions
ETF Shares	(7,875)	(11,774)
Institutional Shares	(7,851)	(14,477)
Total Distributions	(15,726)	(26,251)
Capital Share Transactions
ETF Shares	102,794	160,316
Institutional Shares	(161,957)	(159,141)
Net Increase (Decrease) from Capital Share Transactions	(59,163)	1,175
Total Increase (Decrease)	(177,965)	549,656
Net Assets
Beginning of Period	2,277,904	1,728,248
End of Period	2,099,939	2,277,904

See accompanying Notes, which are an integral part of the Financial Statements.
34

Russell 3000 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$208.13	$158.71	$133.26	$133.98	$113.52	$99.77
Investment Operations
Net Investment Income[1]	1.230	2.385	2.416	2.312	2.099	1.980
Net Realized and Unrealized Gain (Loss) on Investments	(10.115)	49.386	25.494	(.730)	20.442	13.722
Total from Investment Operations	(8.885)	51.771	27.910	1.582	22.541	15.702
Distributions
Dividends from Net Investment Income	(1.395)	(2.351)	(2.460)	(2.302)	(2.081)	(1.952)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.395)	(2.351)	(2.460)	(2.302)	(2.081)	(1.952)
Net Asset Value, End of Period	$197.85	$208.13	$158.71	$133.26	$133.98	$113.52
Total Return	-4.29%	32.90%	21.31%	1.25%	20.07%	15.92%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,167	$1,124	$710	$463	$412	$343
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.21%	1.31%	1.74%	1.79%	1.70%	1.85%
Portfolio Turnover Rate[2]	5%	10%	8%	10%	14%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
35

Russell 3000 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$402.86	$307.19	$257.87	$259.33	$219.72	$193.10
Investment Operations
Net Investment Income[1]	2.469	4.689	4.739	4.499	4.220	3.952
Net Realized and Unrealized Gain (Loss) on Investments	(19.623)	95.580	49.347	(1.394)	39.578	26.583
Total from Investment Operations	(17.154)	100.269	54.086	3.105	43.798	30.535
Distributions
Dividends from Net Investment Income	(2.736)	(4.599)	(4.766)	(4.565)	(4.188)	(3.915)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.736)	(4.599)	(4.766)	(4.565)	(4.188)	(3.915)
Net Asset Value, End of Period	$382.97	$402.86	$307.19	$257.87	$259.33	$219.72
Total Return	-4.29%	32.94%	21.38%	1.27%	20.15%	16.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$933	$1,154	$1,018	$871	$879	$755
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.25%	1.34%	1.76%	1.81%	1.77%	1.92%
Portfolio Turnover Rate[2]	5%	10%	8%	10%	14%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
36

Russell 3000 Index Fund
Notes to Financial Statements
Vanguard Russell 3000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
37

Russell 3000 Index Fund
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds
38

Russell 3000 Index Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $73,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
39

Russell 3000 Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,095,612	16	6	2,095,634
Temporary Cash Investments	2,826	—	—	2,826
Total	2,098,438	16	6	2,098,460
Derivative Financial Instruments
Assets
Futures Contracts	2	—	—	2
Liabilities
Futures Contracts[1]	58	—	—	58
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,517,647
Gross Unrealized Appreciation	669,269
Gross Unrealized Depreciation	(88,512)
Net Unrealized Appreciation (Depreciation)	580,757
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $32,032,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $351,600,000 of investment securities and sold $408,508,000 of investment securities, other than temporary cash investments. Purchases and sales include $130,470,000 and $302,644,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $8,350,000 and sales were $3,848,000,
40

Russell 3000 Index Fund
resulting in net realized loss of $401,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	318,424	1,525	478,092	2,675
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(215,630)	(1,025)	(317,776)	(1,750)
Net Increase (Decrease)—ETF Shares	102,794	500	160,316	925
Institutional Shares
Issued	211,926	510	264,939	764
Issued in Lieu of Cash Distributions	7,117	18	12,831	38
Redeemed	(381,000)	(957)	(436,911)	(1,252)
Net Increase (Decrease)—Institutional Shares	(161,957)	(429)	(159,141)	(450)
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
41

The Products are not sponsored, endorsed, sold or promoted by Frank Russell Company (“Russell”). Russell makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Russell 3000 Index to track general stock market performance or a segment of the same. Russell’s publication of the Russell 3000 Index in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell 3000 Index are based. Russell’s only relationship to The Vanguard Group, Inc. is the licensing of certain trademarks and trade names of Russell and of the Russell 3000 Index which are determined, composed and calculated by Russell without regard to The Vanguard Group, Inc. or the Products. Russell is not responsible for and has not reviewed the Products nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell has no obligation or liability in connection with the administration, marketing or trading of the Products.
Russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability or otherwise of the Russell Indexes or any data included in the Russell Indexes. Russell does not guarantee the accuracy and/or the completeness of the Russell 3000 Index or any data included therein and Russell shall have no liability for any errors, omissions, or interruptions therein. Russell makes no warranty, express or implied, as to the use of or results to be obtained by The Vanguard Group, Inc., investors, owners of the Products, or any other person or entity from the use of the Russell 3000 Index or any data included therein. Russell makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell 3000 Index or any data included therein. Without limiting any of the foregoing, in no event shall Russell have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.
42

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q18542 042022

Semiannual Report  |  February 28, 2022
Vanguard Sector Bond Index Funds
Vanguard Short-Term Treasury Index Fund
Vanguard Intermediate-Term Treasury Index Fund
Vanguard Long-Term Treasury Index Fund
Vanguard Short-Term Corporate Bond Index Fund
Vanguard Intermediate-Term Corporate Bond Index Fund
Vanguard Long-Term Corporate Bond Index Fund
Vanguard Mortgage-Backed Securities Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2022
	Beginning Account Value 8/31/2021	Ending Account Value 2/28/2022	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Treasury Index Fund
ETF Shares	$1,000.00	$981.90	$0.20
Admiral™ Shares	1,000.00	982.00	0.34
Institutional Shares	1,000.00	982.00	0.25
Intermediate-Term Treasury Index Fund
ETF Shares	$1,000.00	$963.30	$0.19
Admiral Shares	1,000.00	963.10	0.34
Institutional Shares	1,000.00	963.00	0.24
Long-Term Treasury Index Fund
ETF Shares	$1,000.00	$945.10	$0.19
Admiral Shares	1,000.00	945.10	0.34
Institutional Shares	1,000.00	945.10	0.24
Short-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$971.70	$0.20
Admiral Shares	1,000.00	971.30	0.34
Institutional Shares	1,000.00	971.50	0.24
Intermediate-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$946.20	$0.19
Admiral Shares	1,000.00	945.90	0.34
Institutional Shares	1,000.00	945.90	0.24
Long-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$906.80	$0.19
Admiral Shares	1,000.00	906.70	0.33
Institutional Shares	1,000.00	906.70	0.24
Mortgage-Backed Securities Index Fund
ETF Shares	$1,000.00	$967.80	$0.20
Admiral Shares	1,000.00	967.90	0.34
Institutional Shares	1,000.00	967.90	0.24

Six Months Ended February 28, 2022
	Beginning Account Value 8/31/2021	Ending Account Value 2/28/2022	Expenses Paid During Period
Based on Hypothetical 5% Yearly Return
Short-Term Treasury Index Fund
ETF Shares	$1,000.00	$1,024.60	$0.20
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Intermediate-Term Treasury Index Fund
ETF Shares	$1,000.00	$1,024.60	$0.20
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Long-Term Treasury Index Fund
ETF Shares	$1,000.00	$1,024.60	$0.20
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Short-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,024.60	$0.20
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Intermediate-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,024.60	$0.20
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Long-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,024.60	$0.20
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Mortgage-Backed Securities Index Fund
ETF Shares	$1,000.00	$1,024.60	$0.20
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Treasury Index Fund, 0.04% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; for the Intermediate-Term Treasury Index Fund, 0.04% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; for the Long-Term Treasury Index Fund, 0.04% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; for the Short-Term Corporate Bond Index Fund, 0.04% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; for the Intermediate-Term Corporate Bond Index Fund, 0.04% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; for the Long-Term Corporate Bond Index Fund, 0.04% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; and for the Mortgage-Backed Securities Index Fund, 0.04% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Short-Term Treasury Index Fund
Distribution by Stated Maturity
As of February 28, 2022
Under 1 Year	0.0%
1 - 2 Years	55.0
2 - 3 Years	43.8
3 - 4 Years	1.2
The table reflects the fund's investments, except for temporary cash investments.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Short-Term Treasury Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.7%)
U.S. Government Securities (99.7%)
United States Treasury Note/Bond	1.375%	2/15/23	2	2
United States Treasury Note/Bond	2.000%	2/15/23	306	309
United States Treasury Note/Bond	1.500%	2/28/23	4	4
United States Treasury Note/Bond	2.625%	2/28/23	4	4
United States Treasury Note/Bond	0.500%	3/15/23	19,149	19,029
United States Treasury Note/Bond	0.125%	3/31/23	218,552	216,162
United States Treasury Note/Bond	1.500%	3/31/23	225,311	226,156
United States Treasury Note/Bond	2.500%	3/31/23	206,808	209,813
United States Treasury Note/Bond	0.250%	4/15/23	304,781	301,686
United States Treasury Note/Bond	0.125%	4/30/23	224,313	221,544
United States Treasury Note/Bond	1.625%	4/30/23	45,125	45,351
United States Treasury Note/Bond	2.750%	4/30/23	57,672	58,708
United States Treasury Note/Bond	0.125%	5/15/23	275,699	272,253
United States Treasury Note/Bond	1.750%	5/15/23	204,204	205,576
United States Treasury Note/Bond	0.125%	5/31/23	186,481	183,946
United States Treasury Note/Bond	1.625%	5/31/23	53,814	54,091
United States Treasury Note/Bond	2.750%	5/31/23	110,004	112,084
United States Treasury Note/Bond	0.250%	6/15/23	273,989	270,607
United States Treasury Note/Bond	0.125%	6/30/23	190,092	187,270
United States Treasury Note/Bond	1.375%	6/30/23	176,953	177,257
United States Treasury Note/Bond	2.625%	6/30/23	55,239	56,232
United States Treasury Note/Bond	0.125%	7/15/23	294,220	289,715
United States Treasury Note/Bond	0.125%	7/31/23	178,462	175,534
United States Treasury Note/Bond	1.250%	7/31/23	96,366	96,336
United States Treasury Note/Bond	2.750%	7/31/23	72,163	73,663
United States Treasury Note/Bond	0.125%	8/15/23	272,990	268,341
United States Treasury Note/Bond	2.500%	8/15/23	282,355	287,252
United States Treasury Note/Bond	6.250%	8/15/23	12,745	13,645
United States Treasury Note/Bond	0.125%	8/31/23	75,362	74,043
United States Treasury Note/Bond	1.375%	8/31/23	235,113	235,260
United States Treasury Note/Bond	2.750%	8/31/23	63,873	65,220
United States Treasury Note/Bond	0.125%	9/15/23	284,389	279,234
United States Treasury Note/Bond	0.250%	9/30/23	173,873	170,885
United States Treasury Note/Bond	1.375%	9/30/23	239,632	239,707
United States Treasury Note/Bond	2.875%	9/30/23	106,402	108,929
United States Treasury Note/Bond	0.125%	10/15/23	303,136	297,073
United States Treasury Note/Bond	0.375%	10/31/23	180,189	177,176
United States Treasury Note/Bond	1.625%	10/31/23	188,324	189,060
United States Treasury Note/Bond	2.875%	10/31/23	215,372	220,588

Short-Term Treasury Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	0.250%	11/15/23	349,992	343,266
United States Treasury Note/Bond	2.750%	11/15/23	275,528	281,770
United States Treasury Note/Bond	0.500%	11/30/23	130,321	128,285
United States Treasury Note/Bond	2.125%	11/30/23	117,758	119,212
United States Treasury Note/Bond	2.875%	11/30/23	73,690	75,555
United States Treasury Note/Bond	0.125%	12/15/23	319,167	311,886
United States Treasury Note/Bond	0.750%	12/31/23	164,692	162,659
United States Treasury Note/Bond	2.250%	12/31/23	43,934	44,572
United States Treasury Note/Bond	2.625%	12/31/23	74,798	76,422
United States Treasury Note/Bond	0.125%	1/15/24	347,717	339,241
United States Treasury Note/Bond	0.875%	1/31/24	211,373	209,127
United States Treasury Note/Bond	2.250%	1/31/24	160,035	162,435
United States Treasury Note/Bond	2.500%	1/31/24	81,189	82,775
United States Treasury Note/Bond	0.125%	2/15/24	390,456	380,390
United States Treasury Note/Bond	2.750%	2/15/24	334,082	342,382
United States Treasury Note/Bond	1.500%	2/29/24	93,515	93,603
United States Treasury Note/Bond	2.125%	2/29/24	69,917	70,802
United States Treasury Note/Bond	2.375%	2/29/24	78,291	79,661
United States Treasury Note/Bond	0.250%	3/15/24	287,506	280,273
United States Treasury Note/Bond	2.125%	3/31/24	230,392	233,344
United States Treasury Note/Bond	0.375%	4/15/24	385,170	375,962
United States Treasury Note/Bond	2.000%	4/30/24	52,686	53,213
United States Treasury Note/Bond	2.250%	4/30/24	170,685	173,352
United States Treasury Note/Bond	0.250%	5/15/24	377,100	366,553
United States Treasury Note/Bond	2.500%	5/15/24	294,811	300,938
United States Treasury Note/Bond	2.000%	5/31/24	202,103	204,124
United States Treasury Note/Bond	0.250%	6/15/24	341,703	331,719
United States Treasury Note/Bond	1.750%	6/30/24	153,232	153,950
United States Treasury Note/Bond	2.000%	6/30/24	52,832	53,377
United States Treasury Note/Bond	0.375%	7/15/24	333,264	324,047
United States Treasury Note/Bond	1.750%	7/31/24	65,053	65,338
United States Treasury Note/Bond	2.125%	7/31/24	53,332	54,032
United States Treasury Note/Bond	0.375%	8/15/24	486,195	472,065
United States Treasury Note/Bond	2.375%	8/15/24	174,155	177,420
United States Treasury Note/Bond	1.250%	8/31/24	122,575	121,560
United States Treasury Note/Bond	1.875%	8/31/24	93,129	93,784
United States Treasury Note/Bond	0.375%	9/15/24	359,842	348,878
United States Treasury Note/Bond	1.500%	9/30/24	112,982	112,682
United States Treasury Note/Bond	2.125%	9/30/24	50,410	51,072
United States Treasury Note/Bond	0.625%	10/15/24	328,941	320,666
United States Treasury Note/Bond	1.500%	10/31/24	116,347	116,002
United States Treasury Note/Bond	2.250%	10/31/24	58,371	59,338
United States Treasury Note/Bond	0.750%	11/15/24	511,950	500,110
United States Treasury Note/Bond	2.250%	11/15/24	179,850	182,885
United States Treasury Note/Bond	1.500%	11/30/24	118,908	118,518
United States Treasury Note/Bond	2.125%	11/30/24	80,734	81,806
United States Treasury Note/Bond	1.000%	12/15/24	296,708	291,701
United States Treasury Note/Bond	1.750%	12/31/24	101,853	102,187
United States Treasury Note/Bond	2.250%	12/31/24	73,246	74,505
United States Treasury Note/Bond	1.125%	1/15/25	295,085	290,889
United States Treasury Note/Bond	1.375%	1/31/25	118,530	117,641
United States Treasury Note/Bond	2.500%	1/31/25	23,848	24,429
United States Treasury Note/Bond	1.500%	2/15/25	474,935	473,006
United States Treasury Note/Bond	2.000%	2/15/25	137,901	139,280
United States Treasury Note/Bond	1.125%	2/28/25	154,597	152,254

Short-Term Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.750%	2/28/25	72,951	75,276
	United States Treasury Note/Bond	0.500%	3/31/25	86,890	83,862
	United States Treasury Note/Bond	2.625%	3/31/25	57,384	59,052
	United States Treasury Note/Bond	2.875%	4/30/25	54,401	56,407
Total U.S. Government and Agency Obligations (Cost $17,354,274)					17,051,285
				Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $2,226)	0.138%		22,265	2,226
Total Investments (99.7%) (Cost $17,356,500)					17,053,511
Other Assets and Liabilities—Net (0.3%)					42,879
Net Assets (100%)					17,096,390
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Treasury Index Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $17,354,274)	17,051,285
Affiliated Issuers (Cost $2,226)	2,226
Total Investments in Securities	17,053,511
Investment in Vanguard	576
Receivables for Investment Securities Sold	870,033
Receivables for Accrued Income	39,241
Receivables for Capital Shares Issued	4,591
Total Assets	17,967,952
Liabilities
Due to Custodian	7
Payables for Investment Securities Purchased	869,130
Payables for Capital Shares Redeemed	1,935
Payables for Distributions	219
Payables to Vanguard	271
Total Liabilities	871,562
Net Assets	17,096,390

Short-Term Treasury Index Fund
Statement of Assets and Liabilities (continued)
At February 28, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	17,411,138
Total Distributable Earnings (Loss)	(314,748)
Net Assets	17,096,390

ETF Shares—Net Assets
Applicable to 228,977,650 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,764,190
Net Asset Value Per Share—ETF Shares	$60.11

Admiral Shares—Net Assets
Applicable to 111,655,358 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,238,496
Net Asset Value Per Share—Admiral Shares	$20.05

Institutional Shares—Net Assets
Applicable to 43,423,522 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,093,704
Net Asset Value Per Share—Institutional Shares	$25.19
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Treasury Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Interest[1]	30,065
Total Income	30,065
Expenses
The Vanguard Group—Note B
Investment Advisory Services	164
Management and Administrative—ETF Shares	2,164
Management and Administrative—Admiral Shares	696
Management and Administrative—Institutional Shares	250
Marketing and Distribution—ETF Shares	254
Marketing and Distribution—Admiral Shares	73
Marketing and Distribution—Institutional Shares	33
Custodian Fees	15
Shareholders’ Reports—ETF Shares	125
Shareholders’ Reports—Admiral Shares	11
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	4
Other Expenses	7
Total Expenses	3,797
Net Investment Income	26,268
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(10,022)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(323,790)
Net Increase (Decrease) in Net Assets Resulting from Operations	(307,544)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $9,000, $3,000, $2,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($10,014,000) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Treasury Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	26,268	68,639
Realized Net Gain (Loss)	(10,022)	81,417
Change in Unrealized Appreciation (Depreciation)	(323,790)	(133,475)
Net Increase (Decrease) in Net Assets Resulting from Operations	(307,544)	16,581
Distributions
ETF Shares	(63,591)	(110,961)
Admiral Shares	(10,252)	(27,852)
Institutional Shares	(5,647)	(12,476)
Total Distributions	(79,490)	(151,289)
Capital Share Transactions
ETF Shares	677,182	4,351,856
Admiral Shares	(139,265)	(291,770)
Institutional Shares	(16,176)	44,764
Net Increase (Decrease) from Capital Share Transactions	521,741	4,104,850
Total Increase (Decrease)	134,707	3,970,142
Net Assets
Beginning of Period	16,961,683	12,991,541
End of Period	17,096,390	16,961,683
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$61.50	$62.13	$61.12	$59.89	$60.86	$61.14
Investment Operations
Net Investment Income[1]	.095	.288	.956	1.430	.965	.614
Net Realized and Unrealized Gain (Loss) on Investments	(1.203)	(.220)	1.115	1.165	(1.062)	(.311)
Total from Investment Operations	(1.108)	.068	2.071	2.595	(.097)	.303
Distributions
Dividends from Net Investment Income	(.094)	(.325)	(1.061)	(1.365)	(.873)	(.573)
Distributions from Realized Capital Gains	(.188)	(.373)	—	—	—	(.010)
Total Distributions	(.282)	(.698)	(1.061)	(1.365)	(.873)	(.583)
Net Asset Value, End of Period	$60.11	$61.50	$62.13	$61.12	$59.89	$60.86
Total Return	-1.81%	0.11%	3.43%	4.39%	-0.15%	0.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,764	$13,394	$9,140	$5,334	$3,080	$1,832
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.05%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.31%	0.47%	1.55%	2.37%	1.61%	1.01%
Portfolio Turnover Rate[2]	28%	66%	67%	55%	67%	60%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Treasury Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$20.51	$20.71	$20.35	$19.95	$20.29	$20.38
Investment Operations
Net Investment Income[1]	.029	.095	.312	.472	.324	.202
Net Realized and Unrealized Gain (Loss) on Investments	(.397)	(.078)	.375	.384	(.358)	(.096)
Total from Investment Operations	(.368)	.017	.687	.856	(.034)	.106
Distributions
Dividends from Net Investment Income	(.029)	(.093)	(.327)	(.456)	(.306)	(.193)
Distributions from Realized Capital Gains	(.063)	(.124)	—	—	—	(.003)
Total Distributions	(.092)	(.217)	(.327)	(.456)	(.306)	(.196)
Net Asset Value, End of Period	$20.05	$20.51	$20.71	$20.35	$19.95	$20.29
Total Return[2]	-1.80%	0.08%	3.41%	4.34%	-0.16%	0.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,238	$2,430	$2,748	$1,596	$929	$507
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.28%	0.46%	1.52%	2.35%	1.61%	1.01%
Portfolio Turnover Rate[3]	28%	66%	67%	55%	67%	60%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$25.77	$26.02	$25.57	$25.06	$25.49	$25.60
Investment Operations
Net Investment Income[1]	.039	.120	.421	.598	.425	.260
Net Realized and Unrealized Gain (Loss) on Investments	(.502)	(.092)	.445	.490	(.467)	(.117)
Total from Investment Operations	(.463)	.028	.866	1.088	(.042)	.143
Distributions
Dividends from Net Investment Income	(.038)	(.122)	(.416)	(.578)	(.388)	(.249)
Distributions from Realized Capital Gains	(.079)	(.156)	—	—	—	(.004)
Total Distributions	(.117)	(.278)	(.416)	(.578)	(.388)	(.253)
Net Asset Value, End of Period	$25.19	$25.77	$26.02	$25.57	$25.06	$25.49
Total Return	-1.80%	0.11%	3.42%	4.40%	-0.16%	0.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,094	$1,138	$1,104	$974	$508	$208
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	0.30%	0.47%	1.63%	2.37%	1.63%	1.03%
Portfolio Turnover Rate[2]	28%	66%	67%	55%	67%	60%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Treasury Index Fund
Notes to Financial Statements
Vanguard Short-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds

Short-Term Treasury Index Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are based on the average cost of the securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $576,000, representing less than 0.01% of the fund’s net assets and 0.23% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Short-Term Treasury Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	17,051,285	—	17,051,285
Temporary Cash Investments	2,226	—	—	2,226
Total	2,226	17,051,285	—	17,053,511
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,356,655
Gross Unrealized Appreciation	2,089
Gross Unrealized Depreciation	(305,233)
Net Unrealized Appreciation (Depreciation)	(303,144)
E.	During the six months ended February 28, 2022, the fund purchased $7,785,543,000 of investment securities and sold $7,262,415,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,034,744,000 and $2,368,717,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $1,433,820,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Short-Term Treasury Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	3,060,103	50,429	5,990,667	97,261
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,382,921)	(39,250)	(1,638,811)	(26,575)
Net Increase (Decrease)—ETF Shares	677,182	11,179	4,351,856	70,686
Admiral Shares
Issued	425,874	20,986	989,015	48,049
Issued in Lieu of Cash Distributions	7,886	389	22,569	1,097
Redeemed	(573,025)	(28,196)	(1,303,354)	(63,333)
Net Increase (Decrease)—Admiral Shares	(139,265)	(6,821)	(291,770)	(14,187)
Institutional Shares
Issued	236,492	9,227	632,092	24,453
Issued in Lieu of Cash Distributions	4,543	178	10,629	412
Redeemed	(257,211)	(10,139)	(597,957)	(23,156)
Net Increase (Decrease)—Institutional Shares	(16,176)	(734)	44,764	1,709
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.

Intermediate-Term Treasury Index Fund
Distribution by Stated Maturity
As of February 28, 2022
0 - 2 Years	0.0%
2 - 4 Years	22.2
4 - 6 Years	39.3
6 - 8 Years	23.2
8 - 10 Years	15.3
The table reflects the fund's investments, except for short-term investments.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Intermediate-Term Treasury Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.7%)
U.S. Government Securities (99.7%)
United States Treasury Note/Bond	2.500%	1/31/25	5	5
United States Treasury Note/Bond	7.625%	2/15/25	3,300	3,871
United States Treasury Note/Bond	0.500%	3/31/25	48,202	46,522
United States Treasury Note/Bond	0.375%	4/30/25	144,584	138,801
United States Treasury Note/Bond	2.125%	5/15/25	184,898	187,469
United States Treasury Note/Bond	0.250%	5/31/25	161,078	153,754
United States Treasury Note/Bond	2.875%	5/31/25	72,378	75,081
United States Treasury Note/Bond	0.250%	6/30/25	169,814	161,854
United States Treasury Note/Bond	2.750%	6/30/25	51,819	53,584
United States Treasury Note/Bond	0.250%	7/31/25	99,162	94,390
United States Treasury Note/Bond	2.875%	7/31/25	113,117	117,518
United States Treasury Note/Bond	2.000%	8/15/25	169,253	170,893
United States Treasury Note/Bond	0.250%	8/31/25	175,749	167,016
United States Treasury Note/Bond	2.750%	8/31/25	89,511	92,630
United States Treasury Note/Bond	0.250%	9/30/25	103,961	98,665
United States Treasury Note/Bond	3.000%	9/30/25	56,824	59,363
United States Treasury Note/Bond	0.250%	10/31/25	76,304	72,322
United States Treasury Note/Bond	3.000%	10/31/25	71,863	75,108
United States Treasury Note/Bond	2.250%	11/15/25	188,297	191,798
United States Treasury Note/Bond	0.375%	11/30/25	187,127	177,917
United States Treasury Note/Bond	2.875%	11/30/25	93,461	97,345
United States Treasury Note/Bond	0.375%	12/31/25	60,788	57,739
United States Treasury Note/Bond	2.625%	12/31/25	57,341	59,249
United States Treasury Note/Bond	0.375%	1/31/26	90,844	86,160
United States Treasury Note/Bond	2.625%	1/31/26	97,761	101,030
United States Treasury Note/Bond	1.625%	2/15/26	197,608	196,713
United States Treasury Note/Bond	0.500%	2/28/26	201,330	191,704
United States Treasury Note/Bond	2.500%	2/28/26	5,425	5,582
United States Treasury Note/Bond	0.750%	3/31/26	72,468	69,637
United States Treasury Note/Bond	2.250%	3/31/26	128,848	131,385
United States Treasury Note/Bond	0.750%	4/30/26	101,936	97,859
United States Treasury Note/Bond	2.375%	4/30/26	95,355	97,739
United States Treasury Note/Bond	1.625%	5/15/26	192,473	191,450
United States Treasury Note/Bond	0.750%	5/31/26	117,810	112,987
United States Treasury Note/Bond	2.125%	5/31/26	52,444	53,239
United States Treasury Note/Bond	0.875%	6/30/26	99,936	96,298
United States Treasury Note/Bond	1.875%	6/30/26	87,942	88,409
United States Treasury Note/Bond	0.625%	7/31/26	77,478	73,774
United States Treasury Note/Bond	1.875%	7/31/26	133,993	134,705

Intermediate-Term Treasury Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.500%	8/15/26	207,380	205,144
United States Treasury Note/Bond	6.750%	8/15/26	5,331	6,467
United States Treasury Note/Bond	0.750%	8/31/26	164,220	157,138
United States Treasury Note/Bond	1.375%	8/31/26	25,355	24,947
United States Treasury Note/Bond	0.875%	9/30/26	106,736	102,617
United States Treasury Note/Bond	1.625%	9/30/26	65,662	65,303
United States Treasury Note/Bond	1.125%	10/31/26	101,901	99,035
United States Treasury Note/Bond	1.625%	10/31/26	64,718	64,364
United States Treasury Note/Bond	2.000%	11/15/26	177,420	179,416
United States Treasury Note/Bond	6.500%	11/15/26	7,377	8,946
United States Treasury Note/Bond	1.250%	11/30/26	163,348	159,673
United States Treasury Note/Bond	1.625%	11/30/26	66,845	66,469
United States Treasury Note/Bond	1.250%	12/31/26	164,479	160,727
United States Treasury Note/Bond	1.750%	12/31/26	63,824	63,834
United States Treasury Note/Bond	1.500%	1/31/27	168,594	166,645
United States Treasury Note/Bond	2.250%	2/15/27	161,767	165,559
United States Treasury Note/Bond	6.625%	2/15/27	3,015	3,703
United States Treasury Note/Bond	1.125%	2/28/27	33,463	32,459
United States Treasury Note/Bond	1.875%	2/28/27	154,620	155,683
United States Treasury Note/Bond	0.625%	3/31/27	68,162	64,434
United States Treasury Note/Bond	0.500%	4/30/27	97,257	91,254
United States Treasury Note/Bond	2.375%	5/15/27	201,738	207,790
United States Treasury Note/Bond	0.500%	5/31/27	100,283	93,937
United States Treasury Note/Bond	0.500%	6/30/27	96,331	90,100
United States Treasury Note/Bond	0.375%	7/31/27	141,853	131,679
United States Treasury Note/Bond	2.250%	8/15/27	190,674	195,351
United States Treasury Note/Bond	6.375%	8/15/27	3,000	3,713
United States Treasury Note/Bond	0.500%	8/31/27	169,107	157,772
United States Treasury Note/Bond	0.375%	9/30/27	146,232	135,333
United States Treasury Note/Bond	0.500%	10/31/27	92,120	85,758
United States Treasury Note/Bond	2.250%	11/15/27	161,106	165,058
United States Treasury Note/Bond	6.125%	11/15/27	10,997	13,576
United States Treasury Note/Bond	0.625%	11/30/27	179,459	167,990
United States Treasury Note/Bond	0.625%	12/31/27	95,593	89,424
United States Treasury Note/Bond	0.750%	1/31/28	161,290	151,789
United States Treasury Note/Bond	2.750%	2/15/28	109,476	115,395
United States Treasury Note/Bond	1.125%	2/29/28	202,620	194,958
United States Treasury Note/Bond	1.250%	3/31/28	135,262	130,951
United States Treasury Note/Bond	1.250%	4/30/28	109,784	106,233
United States Treasury Note/Bond	2.875%	5/15/28	128,344	136,305
United States Treasury Note/Bond	1.250%	5/31/28	190,336	184,031
United States Treasury Note/Bond	1.250%	6/30/28	106,238	102,652
United States Treasury Note/Bond	1.000%	7/31/28	99,986	95,034
United States Treasury Note/Bond	2.875%	8/15/28	211,887	225,527
United States Treasury Note/Bond	5.500%	8/15/28	23,182	28,344
United States Treasury Note/Bond	1.125%	8/31/28	156,695	150,035
United States Treasury Note/Bond	1.250%	9/30/28	111,058	107,102
United States Treasury Note/Bond	1.375%	10/31/28	133,397	129,624
United States Treasury Note/Bond	3.125%	11/15/28	132,612	143,490
United States Treasury Note/Bond	5.250%	11/15/28	26,223	31,906
United States Treasury Note/Bond	1.500%	11/30/28	163,319	159,951
United States Treasury Note/Bond	1.375%	12/31/28	155,858	151,401
United States Treasury Note/Bond	1.750%	1/31/29	108,254	107,763
United States Treasury Note/Bond	2.625%	2/15/29	193,034	203,259
United States Treasury Note/Bond	5.250%	2/15/29	31,117	38,075

Intermediate-Term Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.875%	2/28/29	137,595	138,068
	United States Treasury Note/Bond	2.375%	5/15/29	173,065	179,582
	United States Treasury Note/Bond	1.625%	8/15/29	171,007	168,923
	United States Treasury Note/Bond	6.125%	8/15/29	16,702	21,739
	United States Treasury Note/Bond	1.750%	11/15/29	136,616	136,232
	United States Treasury Note/Bond	1.500%	2/15/30	194,623	190,244
	United States Treasury Note/Bond	0.625%	5/15/30	221,850	201,779
	United States Treasury Note/Bond	6.250%	5/15/30	6,930	9,270
	United States Treasury Note/Bond	0.625%	8/15/30	313,570	284,271
	United States Treasury Note/Bond	0.875%	11/15/30	302,026	279,138
	United States Treasury Note/Bond	1.125%	2/15/31	314,156	296,190
	United States Treasury Note/Bond	5.375%	2/15/31	8,000	10,359
	United States Treasury Note/Bond	1.625%	5/15/31	309,536	304,264
	United States Treasury Note/Bond	1.250%	8/15/31	268,439	254,933
	United States Treasury Note/Bond	1.375%	11/15/31	280,229	268,845
	United States Treasury Note/Bond	1.875%	2/15/32	106,583	106,999
Total U.S. Government and Agency Obligations (Cost $13,606,718)					13,207,524
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1]	Vanguard Market Liquidity Fund (Cost $43,210)	0.138%		432,164	43,212
Total Investments (100.0%) (Cost $13,649,928)					13,250,736
Other Assets and Liabilities—Net (0.0%)					(448)
Net Assets (100%)					13,250,288
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Treasury Index Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $13,606,718)	13,207,524
Affiliated Issuers (Cost $43,210)	43,212
Total Investments in Securities	13,250,736
Investment in Vanguard	465
Cash	23
Receivables for Investment Securities Sold	336,057
Receivables for Accrued Income	36,085
Receivables for Capital Shares Issued	27,686
Total Assets	13,651,052
Liabilities
Payables for Investment Securities Purchased	390,698
Payables for Capital Shares Redeemed	9,435
Payables for Distributions	411
Payables to Vanguard	220
Total Liabilities	400,764
Net Assets	13,250,288

Intermediate-Term Treasury Index Fund
Statement of Assets and Liabilities (continued)
At February 28, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	13,661,384
Total Distributable Earnings (Loss)	(411,096)
Net Assets	13,250,288

ETF Shares—Net Assets
Applicable to 135,627,693 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,821,328
Net Asset Value Per Share—ETF Shares	$65.04

Admiral Shares—Net Assets
Applicable to 120,706,640 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,649,907
Net Asset Value Per Share—Admiral Shares	$21.95

Institutional Shares—Net Assets
Applicable to 65,301,959 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,779,053
Net Asset Value Per Share—Institutional Shares	$27.24
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Treasury Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Interest[1]	77,157
Total Income	77,157
Expenses
The Vanguard Group—Note B
Investment Advisory Services	129
Management and Administrative—ETF Shares	1,425
Management and Administrative—Admiral Shares	762
Management and Administrative—Institutional Shares	367
Marketing and Distribution—ETF Shares	173
Marketing and Distribution—Admiral Shares	81
Marketing and Distribution—Institutional Shares	48
Custodian Fees	12
Shareholders’ Reports—ETF Shares	85
Shareholders’ Reports—Admiral Shares	17
Shareholders’ Reports—Institutional Shares	3
Trustees’ Fees and Expenses	3
Other Expenses	7
Total Expenses	3,112
Net Investment Income	74,045
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(9,685)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(565,300)
Net Increase (Decrease) in Net Assets Resulting from Operations	(500,940)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,000, less than $1,000, $1,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $8,531,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Treasury Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	74,045	135,171
Realized Net Gain (Loss)	(9,685)	147,291
Change in Unrealized Appreciation (Depreciation)	(565,300)	(417,388)
Net Increase (Decrease) in Net Assets Resulting from Operations	(500,940)	(134,926)
Distributions
ETF Shares	(102,322)	(132,684)
Admiral Shares	(27,644)	(49,704)
Institutional Shares	(19,819)	(31,298)
Total Distributions	(149,785)	(213,686)
Capital Share Transactions
ETF Shares	1,115,360	1,812,764
Admiral Shares	127,186	(8,693)
Institutional Shares	140,348	217,704
Net Increase (Decrease) from Capital Share Transactions	1,382,894	2,021,775
Total Increase (Decrease)	732,169	1,673,163
Net Assets
Beginning of Period	12,518,119	10,844,956
End of Period	13,250,288	12,518,119
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$68.27	$70.46	$67.26	$62.67	$65.29	$66.54
Investment Operations
Net Investment Income[1]	.372	.809	1.239	1.515	1.250	1.043
Net Realized and Unrealized Gain (Loss) on Investments	(2.862)	(1.692)	3.248	4.552	(2.691)	(1.201)
Total from Investment Operations	(2.490)	(.883)	4.487	6.067	(1.441)	(.158)
Distributions
Dividends from Net Investment Income	(.374)	(.820)	(1.287)	(1.477)	(1.179)	(1.011)
Distributions from Realized Capital Gains	(.366)	(.487)	—	—	—	(.081)
Total Distributions	(.740)	(1.307)	(1.287)	(1.477)	(1.179)	(1.092)
Net Asset Value, End of Period	$65.04	$68.27	$70.46	$67.26	$62.67	$65.29
Total Return	-3.67%	-1.26%	6.76%	9.84%	-2.21%	-0.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,821	$8,147	$6,547	$4,353	$2,680	$1,329
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.05%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.13%	1.18%	1.80%	2.36%	1.97%	1.61%
Portfolio Turnover Rate[2]	17%	33%	28%	29%	31%	32%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Treasury Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$23.04	$23.78	$22.68	$21.13	$22.03	$22.45
Investment Operations
Net Investment Income[1]	.122	.267	.416	.507	.418	.351
Net Realized and Unrealized Gain (Loss) on Investments	(.967)	(.577)	1.101	1.540	(.911)	(.400)
Total from Investment Operations	(.845)	(.310)	1.517	2.047	(.493)	(.049)
Distributions
Dividends from Net Investment Income	(.121)	(.265)	(.417)	(.497)	(.407)	(.344)
Distributions from Realized Capital Gains	(.124)	(.165)	—	—	—	(.027)
Total Distributions	(.245)	(.430)	(.417)	(.497)	(.407)	(.371)
Net Asset Value, End of Period	$21.95	$23.04	$23.78	$22.68	$21.13	$22.03
Total Return[2]	-3.69%	-1.31%	6.76%	9.83%	-2.24%	-0.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,650	$2,646	$2,740	$1,887	$1,104	$874
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.10%	1.15%	1.79%	2.34%	1.97%	1.61%
Portfolio Turnover Rate[3]	17%	33%	28%	29%	31%	32%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$28.60	$29.51	$28.15	$26.23	$27.33	$27.86
Investment Operations
Net Investment Income[1]	.155	.337	.527	.634	.524	.441
Net Realized and Unrealized Gain (Loss) on Investments	(1.208)	(.709)	1.355	1.908	(1.114)	(.507)
Total from Investment Operations	(1.053)	(.372)	1.882	2.542	(.590)	(.066)
Distributions
Dividends from Net Investment Income	(.153)	(.334)	(.522)	(.622)	(.510)	(.430)
Distributions from Realized Capital Gains	(.154)	(.204)	—	—	—	(.034)
Total Distributions	(.307)	(.538)	(.522)	(.622)	(.510)	(.464)
Net Asset Value, End of Period	$27.24	$28.60	$29.51	$28.15	$26.23	$27.33
Total Return	-3.70%	-1.26%	6.76%	9.83%	-2.16%	-0.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,779	$1,725	$1,558	$1,183	$390	$336
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.12%	1.17%	1.83%	2.36%	1.99%	1.63%
Portfolio Turnover Rate[2]	17%	33%	28%	29%	31%	32%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Treasury Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds

Intermediate-Term Treasury Index Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $465,000, representing less than 0.01% of the fund’s net assets and 0.19% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Intermediate-Term Treasury Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	13,207,524	—	13,207,524
Temporary Cash Investments	43,212	—	—	43,212
Total	43,212	13,207,524	—	13,250,736
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	13,654,101
Gross Unrealized Appreciation	43,873
Gross Unrealized Depreciation	(447,238)
Net Unrealized Appreciation (Depreciation)	(403,365)
E.	During the six months ended February 28, 2022, the fund purchased $4,828,073,000 of investment securities and sold $3,508,034,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,359,442,000 and $1,254,281,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $0 and sales were $1,433,820,000, resulting in net realized gain of $11,480,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Intermediate-Term Treasury Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,379,760	35,648	2,747,217	39,988
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,264,400)	(19,350)	(934,453)	(13,575)
Net Increase (Decrease)—ETF Shares	1,115,360	16,298	1,812,764	26,413
Admiral Shares
Issued	616,709	27,664	1,271,727	54,762
Issued in Lieu of Cash Distributions	24,484	1,090	42,708	1,834
Redeemed	(514,007)	(22,870)	(1,323,128)	(57,010)
Net Increase (Decrease)—Admiral Shares	127,186	5,884	(8,693)	(414)
Institutional Shares
Issued	336,216	11,984	551,440	19,124
Issued in Lieu of Cash Distributions	17,999	645	27,778	961
Redeemed	(213,867)	(7,659)	(361,514)	(12,570)
Net Increase (Decrease)—Institutional Shares	140,348	4,970	217,704	7,515
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.

Long-Term Treasury Index Fund
Distribution by Stated Maturity
As of February 28, 2022
10 - 15 Years	0.7%
15 - 20 Years	28.6
20 - 25 Years	23.9
Over 25 Years	46.8
The table reflects the fund's investments, except for short-term investments.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Long-Term Treasury Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (99.6%)
United States Treasury Note/Bond	4.500%	2/15/36	25,607	33,865
United States Treasury Note/Bond	4.750%	2/15/37	18,297	24,981
United States Treasury Note/Bond	5.000%	5/15/37	31,161	43,606
United States Treasury Note/Bond	4.375%	2/15/38	19,050	25,253
United States Treasury Note/Bond	4.500%	5/15/38	20,241	27,193
United States Treasury Note/Bond	3.500%	2/15/39	45,771	55,032
United States Treasury Note/Bond	4.250%	5/15/39	29,002	38,088
United States Treasury Note/Bond	4.500%	8/15/39	37,494	50,716
United States Treasury Note/Bond	4.375%	11/15/39	59,589	79,476
United States Treasury Note/Bond	4.625%	2/15/40	51,244	70,268
United States Treasury Note/Bond	1.125%	5/15/40	155,106	128,908
United States Treasury Note/Bond	4.375%	5/15/40	41,398	55,267
United States Treasury Note/Bond	1.125%	8/15/40	201,884	167,091
United States Treasury Note/Bond	3.875%	8/15/40	43,858	55,042
United States Treasury Note/Bond	1.375%	11/15/40	218,458	188,795
United States Treasury Note/Bond	4.250%	11/15/40	59,291	77,847
United States Treasury Note/Bond	1.875%	2/15/41	262,411	246,543
United States Treasury Note/Bond	4.750%	2/15/41	54,039	75,376
United States Treasury Note/Bond	2.250%	5/15/41	238,702	237,807
United States Treasury Note/Bond	4.375%	5/15/41	45,388	60,686
United States Treasury Note/Bond	1.750%	8/15/41	279,433	256,074
United States Treasury Note/Bond	3.750%	8/15/41	46,874	58,013
United States Treasury Note/Bond	2.000%	11/15/41	179,337	171,603
United States Treasury Note/Bond	3.125%	11/15/41	48,082	54,693
United States Treasury Note/Bond	2.375%	2/15/42	35,500	36,260
United States Treasury Note/Bond	3.125%	2/15/42	53,788	61,294
United States Treasury Note/Bond	3.000%	5/15/42	48,671	54,474
United States Treasury Note/Bond	2.750%	8/15/42	58,290	62,689
United States Treasury Note/Bond	2.750%	11/15/42	88,242	94,846
United States Treasury Note/Bond	3.125%	2/15/43	76,199	86,653
United States Treasury Note/Bond	2.875%	5/15/43	119,917	131,291
United States Treasury Note/Bond	3.625%	8/15/43	91,520	111,997
United States Treasury Note/Bond	3.750%	11/15/43	84,556	105,510
United States Treasury Note/Bond	3.625%	2/15/44	94,045	115,396
United States Treasury Note/Bond	3.375%	5/15/44	89,593	106,266
United States Treasury Note/Bond	3.125%	8/15/44	116,886	133,433
United States Treasury Note/Bond	3.000%	11/15/44	103,465	116,010
United States Treasury Note/Bond	2.500%	2/15/45	132,608	136,753
United States Treasury Note/Bond	3.000%	5/15/45	65,837	73,881

Long-Term Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.875%	8/15/45	85,686	94,402
	United States Treasury Note/Bond	3.000%	11/15/45	47,727	53,760
	United States Treasury Note/Bond	2.500%	2/15/46	103,071	106,679
	United States Treasury Note/Bond	2.500%	5/15/46	97,990	101,358
	United States Treasury Note/Bond	2.250%	8/15/46	130,494	129,046
	United States Treasury Note/Bond	2.875%	11/15/46	24,551	27,205
	United States Treasury Note/Bond	3.000%	2/15/47	86,781	98,537
	United States Treasury Note/Bond	3.000%	5/15/47	87,507	99,581
	United States Treasury Note/Bond	2.750%	8/15/47	126,432	138,443
	United States Treasury Note/Bond	2.750%	11/15/47	120,760	132,270
	United States Treasury Note/Bond	3.000%	2/15/48	150,377	172,933
	United States Treasury Note/Bond	3.125%	5/15/48	152,097	179,118
	United States Treasury Note/Bond	3.000%	8/15/48	172,822	199,204
	United States Treasury Note/Bond	3.375%	11/15/48	160,430	198,006
	United States Treasury Note/Bond	3.000%	2/15/49	168,447	195,346
	United States Treasury Note/Bond	2.875%	5/15/49	173,213	196,624
	United States Treasury Note/Bond	2.250%	8/15/49	173,970	175,302
	United States Treasury Note/Bond	2.375%	11/15/49	153,369	159,024
	United States Treasury Note/Bond	2.000%	2/15/50	195,227	186,839
	United States Treasury Note/Bond	1.250%	5/15/50	225,299	179,782
	United States Treasury Note/Bond	1.375%	8/15/50	255,171	210,077
	United States Treasury Note/Bond	1.625%	11/15/50	254,201	222,664
	United States Treasury Note/Bond	1.875%	2/15/51	284,353	264,626
	United States Treasury Note/Bond	2.375%	5/15/51	287,302	299,602
	United States Treasury Note/Bond	2.000%	8/15/51	292,350	280,336
	United States Treasury Note/Bond	1.875%	11/15/51	253,373	236,468
	United States Treasury Note/Bond	2.250%	2/15/52	60,725	61,854
Total U.S. Government and Agency Obligations (Cost $8,548,171)					8,108,062
				Shares
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund (Cost $49,878)	0.138%		498,876	49,883
Total Investments (100.2%) (Cost $8,598,049)					8,157,945
Other Assets and Liabilities—Net (-0.2%)					(17,093)
Net Assets (100%)					8,140,852
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Treasury Index Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $8,548,171)	8,108,062
Affiliated Issuers (Cost $49,878)	49,883
Total Investments in Securities	8,157,945
Investment in Vanguard	262
Cash	57
Cash Collateral Received for ETF Capital Activity	4,949
Receivables for Investment Securities Sold	51,201
Receivables for Accrued Income	31,473
Receivables for Capital Shares Issued	2,531
Total Assets	8,248,418
Liabilities
Payables for Investment Securities Purchased	97,840
Collateral for ETF Capital Activity	4,949
Payables for Capital Shares Redeemed	3,733
Payables for Distributions	907
Payables to Vanguard	137
Total Liabilities	107,566
Net Assets	8,140,852

Long-Term Treasury Index Fund
Statement of Assets and Liabilities (continued)
At February 28, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	8,643,753
Total Distributable Earnings (Loss)	(502,901)
Net Assets	8,140,852

ETF Shares—Net Assets
Applicable to 51,198,987 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,333,368
Net Asset Value Per Share—ETF Shares	$84.64

Admiral Shares—Net Assets
Applicable to 57,485,432 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,634,439
Net Asset Value Per Share—Admiral Shares	$28.43

Institutional Shares—Net Assets
Applicable to 60,217,955 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,173,045
Net Asset Value Per Share—Institutional Shares	$36.09
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Treasury Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Interest[1]	65,197
Total Income	65,197
Expenses
The Vanguard Group—Note B
Investment Advisory Services	67
Management and Administrative—ETF Shares	479
Management and Administrative—Admiral Shares	516
Management and Administrative—Institutional Shares	457
Marketing and Distribution—ETF Shares	56
Marketing and Distribution—Admiral Shares	55
Marketing and Distribution—Institutional Shares	60
Custodian Fees	10
Shareholders’ Reports—ETF Shares	6
Shareholders’ Reports—Admiral Shares	19
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	2
Other Expenses	7
Total Expenses	1,735
Net Investment Income	63,462
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(4,459)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(452,092)
Net Increase (Decrease) in Net Assets Resulting from Operations	(393,089)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,000, ($1,000), less than $1,000, and $5,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $38,794,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Treasury Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	63,462	104,838
Realized Net Gain (Loss)	(4,459)	77,835
Change in Unrealized Appreciation (Depreciation)	(452,092)	(562,635)
Net Increase (Decrease) in Net Assets Resulting from Operations	(393,089)	(379,962)
Distributions
ETF Shares	(25,543)	(47,982)
Admiral Shares	(15,376)	(38,865)
Institutional Shares	(19,905)	(35,145)
Total Distributions	(60,824)	(121,992)
Capital Share Transactions
ETF Shares	2,164,413	441,919
Admiral Shares	(200,203)	316,183
Institutional Shares	280,229	922,191
Net Increase (Decrease) from Capital Share Transactions	2,244,439	1,680,293
Total Increase (Decrease)	1,790,526	1,178,339
Net Assets
Beginning of Period	6,350,326	5,171,987
End of Period	8,140,852	6,350,326
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$90.37	$98.93	$90.17	$74.33	$78.76	$85.64
Investment Operations
Net Investment Income[1]	.817	1.645	1.915	2.115	2.050	2.006
Net Realized and Unrealized Gain (Loss) on Investments	(5.734)	(8.289)	8.772	15.798	(4.469)	(6.905)
Total from Investment Operations	(4.917)	(6.644)	10.687	17.913	(2.419)	(4.899)
Distributions
Dividends from Net Investment Income	(.813)	(1.625)	(1.927)	(2.073)	(2.011)	(1.981)
Distributions from Realized Capital Gains	—	(.291)	—	—	—	—
Total Distributions	(.813)	(1.916)	(1.927)	(2.073)	(2.011)	(1.981)
Net Asset Value, End of Period	$84.64	$90.37	$98.93	$90.17	$74.33	$78.76
Total Return	-5.49%	-6.73%	12.02%	24.69%	-3.07%	-5.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,333	$2,366	$2,138	$1,282	$676	$549
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.05%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.88%	1.81%	2.03%	2.75%	2.73%	2.62%
Portfolio Turnover Rate[2]	10%	22%	29%	16%	19%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Treasury Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$30.35	$33.24	$30.28	$24.95	$26.44	$28.75
Investment Operations
Net Investment Income[1]	.270	.545	.637	.706	.690	.676
Net Realized and Unrealized Gain (Loss) on Investments	(1.927)	(2.799)	2.955	5.316	(1.501)	(2.319)
Total from Investment Operations	(1.657)	(2.254)	3.592	6.022	(.811)	(1.643)
Distributions
Dividends from Net Investment Income	(.263)	(.538)	(.632)	(.692)	(.679)	(.667)
Distributions from Realized Capital Gains	—	(.098)	—	—	—	—
Total Distributions	(.263)	(.636)	(.632)	(.692)	(.679)	(.667)
Net Asset Value, End of Period	$28.43	$30.35	$33.24	$30.28	$24.95	$26.44
Total Return[2]	-5.49%	-6.78%	12.00%	24.67%	-3.06%	-5.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,634	$1,947	$1,800	$1,053	$559	$468
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.84%	1.79%	2.01%	2.73%	2.73%	2.62%
Portfolio Turnover Rate[3]	10%	22%	29%	16%	19%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$38.52	$42.19	$38.43	$31.66	$33.56	$36.49
Investment Operations
Net Investment Income[1]	.346	.699	.822	.902	.883	.865
Net Realized and Unrealized Gain (Loss) on Investments	(2.438)	(3.554)	3.748	6.753	(1.915)	(2.942)
Total from Investment Operations	(2.092)	(2.855)	4.570	7.655	(1.032)	(2.077)
Distributions
Dividends from Net Investment Income	(.338)	(.691)	(.810)	(.885)	(.868)	(.853)
Distributions from Realized Capital Gains	—	(.124)	—	—	—	—
Total Distributions	(.338)	(.815)	(.810)	(.885)	(.868)	(.853)
Net Asset Value, End of Period	$36.09	$38.52	$42.19	$38.43	$31.66	$33.56
Total Return	-5.49%	-6.77%	12.03%	24.71%	-3.07%	-5.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,173	$2,038	$1,234	$1,054	$452	$213
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.86%	1.82%	2.06%	2.75%	2.75%	2.64%
Portfolio Turnover Rate[2]	10%	22%	29%	16%	19%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Treasury Index Fund
Notes to Financial Statements
Vanguard Long-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.

Long-Term Treasury Index Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Long-Term Treasury Index Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $262,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	8,108,062	—	8,108,062
Temporary Cash Investments	49,883	—	—	49,883
Total	49,883	8,108,062	—	8,157,945
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,610,272
Gross Unrealized Appreciation	62,805
Gross Unrealized Depreciation	(515,132)
Net Unrealized Appreciation (Depreciation)	(452,327)
E.	During the six months ended February 28, 2022, the fund purchased $3,564,469,000 of investment securities and sold $1,314,061,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,634,176,000 and $647,850,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Long-Term Treasury Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,818,002	32,418	1,825,922	19,897
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(653,589)	(7,400)	(1,384,003)	(15,325)
Net Increase (Decrease)—ETF Shares	2,164,413	25,018	441,919	4,572
Admiral Shares
Issued	250,210	8,458	1,358,427	44,281
Issued in Lieu of Cash Distributions	9,529	321	32,758	1,071
Redeemed	(459,942)	(15,424)	(1,075,002)	(35,381)
Net Increase (Decrease)—Admiral Shares	(200,203)	(6,645)	316,183	9,971
Institutional Shares
Issued	471,695	12,442	1,174,115	30,064
Issued in Lieu of Cash Distributions	19,699	524	34,906	905
Redeemed	(211,165)	(5,648)	(286,830)	(7,322)
Net Increase (Decrease)—Institutional Shares	280,229	7,318	922,191	23,647
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.

Short-Term Corporate Bond Index Fund
Fund Allocation
As of February 28, 2022
Corporate Bonds – Communications	4.3%
Corporate Bonds – Consumer Discretionary	6.4
Corporate Bonds – Consumer Staples	4.9
Corporate Bonds – Energy	6.6
Corporate Bonds – Financials	42.7
Corporate Bonds – Health Care	8.7
Corporate Bonds – Industrials	6.6
Corporate Bonds – Materials	1.7
Corporate Bonds – Real Estate	3.7
Corporate Bonds – Technology	9.1
Corporate Bonds – Utilities	4.9
U.S. Government and Agency Obligations	0.4
The table reflects the fund's investments, except for temporary cash investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Short-Term Corporate Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.4%)
U.S. Government Securities (0.4%)
	United States Treasury Note/Bond	0.875%	1/31/24	84,680	83,780
	United States Treasury Note/Bond	1.500%	2/29/24	5,870	5,875
	United States Treasury Note/Bond	1.500%	2/15/25	11,725	11,677
	United States Treasury Note/Bond	1.250%	12/31/26	6,050	5,912
	United States Treasury Note/Bond	1.500%	1/31/27	77,085	76,194
Total U.S. Government and Agency Obligations (Cost $183,232)					183,438
Corporate Bonds (98.9%)
Communications (4.3%)
	Activision Blizzard Inc.	3.400%	9/15/26	21,211	22,210
	Alphabet Inc.	3.375%	2/25/24	19,933	20,636
	Alphabet Inc.	0.450%	8/15/25	16,047	15,305
	Alphabet Inc.	1.998%	8/15/26	48,378	48,495
	AT&T Inc.	4.050%	12/15/23	11,105	11,540
	AT&T Inc.	0.900%	3/25/24	47,650	46,784
	AT&T Inc.	4.450%	4/1/24	15,741	16,449
	AT&T Inc.	3.950%	1/15/25	16,056	16,810
	AT&T Inc.	3.400%	5/15/25	52,372	54,160
	AT&T Inc.	3.600%	7/15/25	28,966	30,166
	AT&T Inc.	4.125%	2/17/26	44,556	47,507
	AT&T Inc.	1.700%	3/25/26	66,035	64,260
	AT&T Inc.	2.950%	7/15/26	4,155	4,227
	AT&T Inc.	3.800%	2/15/27	21,069	22,254
	Baidu Inc.	2.875%	7/6/22	6,000	6,021
	Baidu Inc.	3.875%	9/29/23	19,479	19,982
	Baidu Inc.	4.375%	5/14/24	22,238	23,159
	Baidu Inc.	3.075%	4/7/25	23,004	23,296
	Baidu Inc.	4.125%	6/30/25	7,085	7,410
	Baidu Inc.	1.720%	4/9/26	8,543	8,195
[1]	Bell Telephone Co. of Canada or Bell Canada	0.750%	3/17/24	2,392	2,332
	Booking Holdings Inc.	2.750%	3/15/23	15,999	16,175
	Booking Holdings Inc.	3.650%	3/15/25	11,652	12,110
	Booking Holdings Inc.	3.600%	6/1/26	22,292	23,316
	British Telecommunications plc	4.500%	12/4/23	8,551	8,856
[1]	Charter Communications Operating LLC	4.500%	2/1/24	35,092	36,522
	Charter Communications Operating LLC	4.908%	7/23/25	102,967	109,236
	Comcast Corp.	3.700%	4/15/24	59,412	61,604
	Comcast Corp.	3.375%	2/15/25	26,229	27,123
	Comcast Corp.	3.375%	8/15/25	22,328	23,107

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	3.950%	10/15/25	63,647	67,187
	Comcast Corp.	3.150%	3/1/26	44,683	46,127
	Comcast Corp.	2.350%	1/15/27	31,849	31,777
	Comcast Corp.	3.300%	2/1/27	28,844	29,960
	Discovery Communications LLC	2.950%	3/20/23	23,351	23,615
	Discovery Communications LLC	3.800%	3/13/24	10,044	10,318
	Discovery Communications LLC	3.900%	11/15/24	13,063	13,523
	Discovery Communications LLC	3.450%	3/15/25	7,847	8,021
	Discovery Communications LLC	3.950%	6/15/25	14,495	15,005
	Discovery Communications LLC	4.900%	3/11/26	15,615	16,688
	Electronic Arts Inc.	4.800%	3/1/26	7,609	8,270
	Expedia Group Inc.	3.600%	12/15/23	15,292	15,637
	Expedia Group Inc.	4.500%	8/15/24	9,371	9,788
	Expedia Group Inc.	5.000%	2/15/26	21,903	23,581
	Fox Corp.	4.030%	1/25/24	30,162	31,258
	Fox Corp.	3.050%	4/7/25	16,945	17,284
	Grupo Televisa SAB	6.625%	3/18/25	12,341	13,721
	Grupo Televisa SAB	4.625%	1/30/26	7,325	7,749
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,592	4,790
	Omnicom Group Inc.	3.650%	11/1/24	21,812	22,538
	Omnicom Group Inc.	3.600%	4/15/26	32,198	33,565
	Paramount Global	3.875%	4/1/24	9,980	10,354
	Paramount Global	3.700%	8/15/24	16,346	17,001
	Paramount Global	3.500%	1/15/25	8,792	9,066
	Paramount Global	4.750%	5/15/25	39,572	42,267
	Paramount Global	4.000%	1/15/26	17,507	18,272
	Paramount Global	2.900%	1/15/27	19,152	19,209
	Rogers Communications Inc.	3.000%	3/15/23	8,472	8,556
	Rogers Communications Inc.	4.100%	10/1/23	16,943	17,386
	Rogers Communications Inc.	3.625%	12/15/25	16,498	17,105
	Rogers Communications Inc.	2.900%	11/15/26	7,816	7,961
	TCI Communications Inc.	7.875%	2/15/26	12,239	14,743
	TELUS Corp.	2.800%	2/16/27	14,590	14,760
	Tencent Music Entertainment Group	1.375%	9/3/25	6,085	5,775
	Thomson Reuters Corp.	4.300%	11/23/23	12,565	12,993
	Thomson Reuters Corp.	3.350%	5/15/26	12,300	12,710
	Time Warner Entertainment Co. LP	8.375%	3/15/23	14,571	15,560
	T-Mobile USA Inc.	3.500%	4/15/25	70,643	72,604
	T-Mobile USA Inc.	1.500%	2/15/26	20,346	19,513
[1]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	16,693	17,178
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	22,112	22,736
[1]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	16,332	16,042
	Verizon Communications Inc.	3.376%	2/15/25	29,519	30,542
	Verizon Communications Inc.	0.850%	11/20/25	49,980	47,501
	Verizon Communications Inc.	1.450%	3/20/26	62,114	60,033
	Verizon Communications Inc.	2.625%	8/15/26	51,928	52,209
	Vodafone Group plc	3.750%	1/16/24	26,581	27,516
	Vodafone Group plc	4.125%	5/30/25	38,905	40,911
	Walt Disney Co.	1.750%	8/30/24	27,454	27,338
	Walt Disney Co.	3.700%	9/15/24	8,781	9,114
	Walt Disney Co.	3.350%	3/24/25	33,690	34,881
	Walt Disney Co.	3.700%	10/15/25	15,992	16,714
	Walt Disney Co.	1.750%	1/13/26	37,984	37,282
	Walt Disney Co.	3.375%	11/15/26	10,233	10,673

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Weibo Corp.	3.500%	7/5/24	17,520	17,709
	WPP Finance 2010	3.750%	9/19/24	18,105	18,750
					2,102,613
Consumer Discretionary (6.4%)
	Alibaba Group Holding Ltd.	2.800%	6/6/23	12,668	12,802
	Alibaba Group Holding Ltd.	3.600%	11/28/24	45,073	46,334
	Amazon.com Inc.	0.250%	5/12/23	27,066	26,725
	Amazon.com Inc.	0.400%	6/3/23	17,355	17,171
	Amazon.com Inc.	0.450%	5/12/24	54,651	53,282
	Amazon.com Inc.	2.800%	8/22/24	44,385	45,397
	Amazon.com Inc.	3.800%	12/5/24	21,018	22,026
	Amazon.com Inc.	0.800%	6/3/25	28,551	27,547
	Amazon.com Inc.	5.200%	12/3/25	12,976	14,304
	Amazon.com Inc.	1.000%	5/12/26	60,175	57,919
	Amazon.com Inc.	3.150%	8/22/27	8,000	8,366
[1]	American Honda Finance Corp.	2.050%	1/10/23	9,685	9,734
[1]	American Honda Finance Corp.	1.950%	5/10/23	26,265	26,394
[1]	American Honda Finance Corp.	0.875%	7/7/23	50,806	50,342
[1]	American Honda Finance Corp.	3.450%	7/14/23	6,796	6,953
[1]	American Honda Finance Corp.	0.650%	9/8/23	17,684	17,414
[1]	American Honda Finance Corp.	3.625%	10/10/23	18,158	18,692
[1]	American Honda Finance Corp.	3.550%	1/12/24	18,381	18,960
[1]	American Honda Finance Corp.	2.900%	2/16/24	13,708	13,964
[1]	American Honda Finance Corp.	2.400%	6/27/24	15,176	15,325
[1]	American Honda Finance Corp.	0.550%	7/12/24	23,741	22,938
[1]	American Honda Finance Corp.	2.150%	9/10/24	21,353	21,380
[1]	American Honda Finance Corp.	1.200%	7/8/25	14,477	13,995
[1]	American Honda Finance Corp.	1.000%	9/10/25	13,699	13,121
[1]	American Honda Finance Corp.	2.300%	9/9/26	14,965	14,961
[1]	American Honda Finance Corp.	2.350%	1/8/27	23,545	23,504
	Aptiv plc	2.396%	2/18/25	5,575	5,569
	AutoNation Inc.	3.500%	11/15/24	12,089	12,424
	AutoNation Inc.	4.500%	10/1/25	12,897	13,610
	AutoZone Inc.	2.875%	1/15/23	9,863	9,957
	AutoZone Inc.	3.125%	7/15/23	9,410	9,562
	AutoZone Inc.	3.125%	4/18/24	8,960	9,166
	AutoZone Inc.	3.250%	4/15/25	5,289	5,419
	AutoZone Inc.	3.625%	4/15/25	14,684	15,191
	AutoZone Inc.	3.125%	4/21/26	9,152	9,365
	Block Financial LLC	5.250%	10/1/25	8,291	8,943
	BorgWarner Inc.	3.375%	3/15/25	10,845	11,182
	Brunswick Corp.	0.850%	8/18/24	7,795	7,538
[2]	Daimler Finance North America LLC	0.750%	3/1/24	6,000	5,846
	DR Horton Inc.	4.750%	2/15/23	5,480	5,595
	DR Horton Inc.	5.750%	8/15/23	8,614	9,013
	DR Horton Inc.	2.500%	10/15/24	16,005	16,077
	DR Horton Inc.	2.600%	10/15/25	16,333	16,351
	eBay Inc.	3.450%	8/1/24	14,384	14,778
	eBay Inc.	1.900%	3/11/25	21,427	21,176
	eBay Inc.	1.400%	5/10/26	16,999	16,293
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	17,005	17,485
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	7,988	8,352
	General Motors Co.	4.875%	10/2/23	39,208	40,925
	General Motors Co.	5.400%	10/2/23	18,909	19,882
	General Motors Co.	4.000%	4/1/25	11,677	12,120

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Co.	6.125%	10/1/25	49,396	54,633
	General Motors Financial Co. Inc.	3.700%	5/9/23	37,894	38,580
	General Motors Financial Co. Inc.	4.250%	5/15/23	19,070	19,620
	General Motors Financial Co. Inc.	4.150%	6/19/23	31,539	32,342
	General Motors Financial Co. Inc.	1.700%	8/18/23	21,134	21,057
	General Motors Financial Co. Inc.	5.100%	1/17/24	37,342	39,186
	General Motors Financial Co. Inc.	1.050%	3/8/24	12,454	12,152
	General Motors Financial Co. Inc.	3.950%	4/13/24	17,935	18,471
	General Motors Financial Co. Inc.	1.200%	10/15/24	25,600	24,827
	General Motors Financial Co. Inc.	3.500%	11/7/24	21,106	21,618
	General Motors Financial Co. Inc.	4.000%	1/15/25	24,767	25,627
	General Motors Financial Co. Inc.	2.900%	2/26/25	38,262	38,496
	General Motors Financial Co. Inc.	4.350%	4/9/25	36,817	38,526
	General Motors Financial Co. Inc.	2.750%	6/20/25	25,065	25,053
	General Motors Financial Co. Inc.	4.300%	7/13/25	12,632	13,182
	General Motors Financial Co. Inc.	1.250%	1/8/26	12,109	11,429
	General Motors Financial Co. Inc.	5.250%	3/1/26	25,647	27,754
	General Motors Financial Co. Inc.	1.500%	6/10/26	13,681	12,955
	General Motors Financial Co. Inc.	4.000%	10/6/26	14,674	15,315
	General Motors Financial Co. Inc.	4.350%	1/17/27	36,555	38,519
	General Motors Financial Co. Inc.	2.350%	2/26/27	20,000	19,398
	Genuine Parts Co.	1.750%	2/1/25	3,000	2,949
[2]	GXO Logistics Inc.	1.650%	7/15/26	10,000	9,543
	Harley-Davidson Inc.	3.500%	7/28/25	10,949	11,139
	Hasbro Inc.	3.000%	11/19/24	13,547	13,734
	Hasbro Inc.	3.550%	11/19/26	16,765	17,320
	Home Depot Inc.	2.625%	6/1/22	1	1
	Home Depot Inc.	2.700%	4/1/23	28,778	29,097
	Home Depot Inc.	3.750%	2/15/24	33,853	35,052
	Home Depot Inc.	3.350%	9/15/25	20,374	21,178
	Home Depot Inc.	3.000%	4/1/26	29,171	30,225
	Home Depot Inc.	2.125%	9/15/26	12,802	12,813
	Hyatt Hotels Corp.	3.375%	7/15/23	10,412	10,543
	Hyatt Hotels Corp.	1.300%	10/1/23	4,960	4,883
	Hyatt Hotels Corp.	1.800%	10/1/24	3,950	3,885
	Hyatt Hotels Corp.	5.375%	4/23/25	9,050	9,783
	Hyatt Hotels Corp.	4.850%	3/15/26	10,523	11,168
	JD.com Inc.	3.875%	4/29/26	7,565	7,895
	Kohl's Corp.	4.250%	7/17/25	2,573	2,673
	Las Vegas Sands Corp.	3.200%	8/8/24	36,391	35,926
	Las Vegas Sands Corp.	2.900%	6/25/25	11,600	11,186
	Las Vegas Sands Corp.	3.500%	8/18/26	23,891	23,227
	Leggett & Platt Inc.	3.800%	11/15/24	6,876	7,078
	Lennar Corp.	4.875%	12/15/23	13,538	14,114
	Lennar Corp.	4.500%	4/30/24	16,292	16,952
	Lennar Corp.	5.875%	11/15/24	8,375	8,993
	Lennar Corp.	4.750%	5/30/25	17,144	18,164
	Lennar Corp.	5.250%	6/1/26	5,185	5,638
	Lowe's Cos. Inc.	3.875%	9/15/23	11,683	12,010
	Lowe's Cos. Inc.	3.125%	9/15/24	2,930	2,999
	Lowe's Cos. Inc.	4.000%	4/15/25	20,994	22,074
	Lowe's Cos. Inc.	3.375%	9/15/25	16,247	16,847
	Lowe's Cos. Inc.	2.500%	4/15/26	41,495	41,931
	Magna International Inc.	3.625%	6/15/24	11,447	11,766
	Magna International Inc.	4.150%	10/1/25	14,496	15,330

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Marriott International Inc.	4.150%	12/1/23	6,537	6,748
	Marriott International Inc.	3.600%	4/15/24	13,780	14,166
	Marriott International Inc.	3.750%	3/15/25	11,765	12,131
[1]	Marriott International Inc.	5.750%	5/1/25	3,887	4,239
	Marriott International Inc.	3.750%	10/1/25	7,567	7,825
[1]	Marriott International Inc.	3.125%	6/15/26	29,875	30,410
[1]	McDonald's Corp.	3.350%	4/1/23	29,241	29,785
[1]	McDonald's Corp.	3.250%	6/10/24	7,830	8,069
[1]	McDonald's Corp.	3.375%	5/26/25	20,069	20,799
[1]	McDonald's Corp.	3.300%	7/1/25	20,264	20,908
[1]	McDonald's Corp.	1.450%	9/1/25	9,795	9,560
[1]	McDonald's Corp.	3.700%	1/30/26	35,894	37,720
	Mohawk Industries Inc.	3.850%	2/1/23	12,769	12,948
	NIKE Inc.	2.250%	5/1/23	9,835	9,918
	NIKE Inc.	2.400%	3/27/25	21,208	21,512
	NIKE Inc.	2.375%	11/1/26	18,800	19,029
	O'Reilly Automotive Inc.	3.850%	6/15/23	5,904	6,028
	O'Reilly Automotive Inc.	3.550%	3/15/26	12,154	12,641
	Owens Corning	4.200%	12/1/24	7,421	7,747
	Owens Corning	3.400%	8/15/26	10,766	11,080
	PulteGroup Inc.	5.500%	3/1/26	12,130	13,352
	PulteGroup Inc.	5.000%	1/15/27	2,790	3,043
	PVH Corp.	4.625%	7/10/25	12,027	12,704
	Ralph Lauren Corp.	3.750%	9/15/25	8,979	9,397
	Ross Stores Inc.	4.600%	4/15/25	16,850	17,950
	Ross Stores Inc.	0.875%	4/15/26	15,246	14,392
	Sands China Ltd.	5.125%	8/8/25	43,361	43,663
	Sands China Ltd.	3.800%	1/8/26	13,904	13,262
	Stanley Black & Decker Inc.	3.400%	3/1/26	17,957	18,672
[1]	Stanley Black & Decker Inc.	4.000%	3/15/60	16,484	16,004
	Starbucks Corp.	3.100%	3/1/23	19,121	19,417
	Starbucks Corp.	3.850%	10/1/23	13,373	13,753
	Starbucks Corp.	3.800%	8/15/25	30,022	31,455
	Starbucks Corp.	2.450%	6/15/26	8,706	8,748
	Stellantis NV	5.250%	4/15/23	24,575	25,408
	TJX Cos. Inc.	2.500%	5/15/23	16,182	16,341
	TJX Cos. Inc.	2.250%	9/15/26	17,585	17,615
	Toll Brothers Finance Corp.	4.875%	11/15/25	8,475	8,987
	Toyota Motor Corp.	3.419%	7/20/23	13,808	14,162
	Toyota Motor Corp.	0.681%	3/25/24	35,379	34,504
	Toyota Motor Corp.	2.358%	7/2/24	7,590	7,645
	Toyota Motor Corp.	1.339%	3/25/26	24,048	23,215
[1]	Toyota Motor Credit Corp.	2.625%	1/10/23	18,417	18,641
[1]	Toyota Motor Credit Corp.	2.900%	3/30/23	27,906	28,354
[1]	Toyota Motor Credit Corp.	0.400%	4/6/23	10,996	10,873
[1]	Toyota Motor Credit Corp.	0.500%	8/14/23	25,902	25,521
[1]	Toyota Motor Credit Corp.	1.350%	8/25/23	44,259	44,124
[1]	Toyota Motor Credit Corp.	3.450%	9/20/23	13,117	13,481
[1]	Toyota Motor Credit Corp.	2.250%	10/18/23	15,153	15,298
	Toyota Motor Credit Corp.	3.350%	1/8/24	11,186	11,503
[1]	Toyota Motor Credit Corp.	0.450%	1/11/24	24,437	23,859
[1]	Toyota Motor Credit Corp.	2.900%	4/17/24	14,906	15,209
[1]	Toyota Motor Credit Corp.	0.500%	6/18/24	12,306	11,921
	Toyota Motor Credit Corp.	0.625%	9/13/24	17,159	16,573
[1]	Toyota Motor Credit Corp.	2.000%	10/7/24	9,096	9,095

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Toyota Motor Credit Corp.	1.450%	1/13/25	13,735	13,525
[1]	Toyota Motor Credit Corp.	1.800%	2/13/25	53,171	52,786
[1]	Toyota Motor Credit Corp.	3.000%	4/1/25	28,019	28,704
[1]	Toyota Motor Credit Corp.	3.400%	4/14/25	14,963	15,484
[1]	Toyota Motor Credit Corp.	0.800%	10/16/25	11,616	11,045
[1]	Toyota Motor Credit Corp.	0.800%	1/9/26	17,015	16,149
[1]	Toyota Motor Credit Corp.	1.125%	6/18/26	24,013	22,992
[1]	Toyota Motor Credit Corp.	3.200%	1/11/27	35,853	37,313
[1]	Toyota Motor Credit Corp.	1.900%	1/13/27	8,930	8,773
	VF Corp.	2.400%	4/23/25	18,066	18,124
	Walgreens Boots Alliance Inc.	0.950%	11/17/23	1,350	1,331
	Whirlpool Corp.	4.000%	3/1/24	6,100	6,337
	Whirlpool Corp.	3.700%	5/1/25	5,437	5,668
[1]	Yale University	0.873%	4/15/25	11,346	10,995
					3,168,855
Consumer Staples (4.9%)
	Altria Group Inc.	4.000%	1/31/24	14,605	15,123
	Altria Group Inc.	3.800%	2/14/24	10,547	10,860
	Altria Group Inc.	2.350%	5/6/25	17,210	17,179
	Altria Group Inc.	4.400%	2/14/26	32,483	34,508
	Altria Group Inc.	2.625%	9/16/26	3,025	3,021
[1]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	79,123	82,711
	Archer-Daniels-Midland Co.	2.500%	8/11/26	21,706	21,952
	BAT Capital Corp.	3.222%	8/15/24	51,948	52,743
	BAT Capital Corp.	2.789%	9/6/24	18,641	18,759
	BAT Capital Corp.	3.215%	9/6/26	22,641	22,664
	BAT International Finance plc	1.668%	3/25/26	37,193	35,385
	Brown-Forman Corp.	3.500%	4/15/25	3,651	3,796
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	11,155	11,691
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	12,676	12,305
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	18,890	19,348
	Campbell Soup Co.	3.650%	3/15/23	4,680	4,767
	Campbell Soup Co.	3.950%	3/15/25	20,067	20,937
	Campbell Soup Co.	3.300%	3/19/25	10,676	10,920
	Clorox Co.	3.500%	12/15/24	10,625	11,023
	Coca-Cola Co.	1.750%	9/6/24	32,581	32,593
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	7,662	8,045
[1]	Colgate-Palmolive Co.	2.100%	5/1/23	7,307	7,357
[1]	Colgate-Palmolive Co.	3.250%	3/15/24	9,731	10,032
	Conagra Brands Inc.	0.500%	8/11/23	10,530	10,329
	Conagra Brands Inc.	4.300%	5/1/24	23,926	24,837
	Conagra Brands Inc.	4.600%	11/1/25	28,264	30,085
	Constellation Brands Inc.	4.250%	5/1/23	26,061	26,798
	Constellation Brands Inc.	4.750%	11/15/24	7,140	7,591
	Constellation Brands Inc.	4.400%	11/15/25	11,637	12,336
	Constellation Brands Inc.	4.750%	12/1/25	9,361	10,126
	Constellation Brands Inc.	3.700%	12/6/26	10,150	10,612
	Costco Wholesale Corp.	2.750%	5/18/24	31,330	31,991
	Diageo Capital plc	2.625%	4/29/23	18,663	18,855
	Diageo Capital plc	3.500%	9/18/23	14,698	15,077
	Diageo Capital plc	2.125%	10/24/24	13,189	13,238
	Diageo Capital plc	1.375%	9/29/25	24,129	23,421
	Dollar General Corp.	3.250%	4/15/23	20,732	21,037
	Dollar General Corp.	4.150%	11/1/25	11,395	12,075
	Dollar Tree Inc.	4.000%	5/15/25	22,744	23,778

Short-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Estee Lauder Cos. Inc.	2.000%	12/1/24	13,211	13,270
Flowers Foods Inc.	3.500%	10/1/26	6,599	6,880
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	3,180	3,218
General Mills Inc.	3.700%	10/17/23	22,617	23,271
General Mills Inc.	3.650%	2/15/24	12,257	12,625
General Mills Inc.	4.000%	4/17/25	15,776	16,510
General Mills Inc.	3.200%	2/10/27	16,819	17,312
Hershey Co.	2.625%	5/1/23	635	641
Hershey Co.	3.375%	5/15/23	10,470	10,697
Hershey Co.	2.050%	11/15/24	724	728
Hershey Co.	0.900%	6/1/25	8,520	8,201
Hershey Co.	3.200%	8/21/25	5,377	5,555
Hershey Co.	2.300%	8/15/26	15,805	15,925
Hormel Foods Corp.	0.650%	6/3/24	14,738	14,353
Ingredion Inc.	3.200%	10/1/26	11,224	11,527
J M Smucker Co.	3.500%	3/15/25	26,731	27,659
Kellogg Co.	2.650%	12/1/23	12,892	13,078
Kellogg Co.	3.250%	4/1/26	15,732	16,150
Keurig Dr Pepper Inc.	4.057%	5/25/23	13,084	13,422
Keurig Dr Pepper Inc.	3.130%	12/15/23	26,286	26,820
Keurig Dr Pepper Inc.	0.750%	3/15/24	10,000	9,745
Keurig Dr Pepper Inc.	4.417%	5/25/25	24,367	25,775
Keurig Dr Pepper Inc.	3.400%	11/15/25	10,543	10,869
Keurig Dr Pepper Inc.	2.550%	9/15/26	16,663	16,673
Kimberly-Clark Corp.	2.400%	6/1/23	5,877	5,943
Kimberly-Clark Corp.	3.050%	8/15/25	6,120	6,312
Kimberly-Clark Corp.	2.750%	2/15/26	11,789	12,064
Kroger Co.	3.850%	8/1/23	11,348	11,628
Kroger Co.	4.000%	2/1/24	14,101	14,591
Kroger Co.	3.500%	2/1/26	8,162	8,498
Kroger Co.	2.650%	10/15/26	16,190	16,341
McCormick & Co. Inc.	3.150%	8/15/24	21,836	22,365
McCormick & Co. Inc.	0.900%	2/15/26	11,246	10,604
Mead Johnson Nutrition Co.	4.125%	11/15/25	27,276	28,723
Molson Coors Beverage Co.	3.000%	7/15/26	52,739	53,684
Mondelez International Inc.	1.500%	5/4/25	23,792	23,174
PepsiCo Inc.	2.750%	3/1/23	23,611	23,956
PepsiCo Inc.	0.750%	5/1/23	28,090	27,891
PepsiCo Inc.	0.400%	10/7/23	12,848	12,621
PepsiCo Inc.	3.600%	3/1/24	6,909	7,141
PepsiCo Inc.	2.250%	3/19/25	49,767	50,272
PepsiCo Inc.	2.750%	4/30/25	22,187	22,658
PepsiCo Inc.	3.500%	7/17/25	16,308	17,039
PepsiCo Inc.	2.850%	2/24/26	24,409	25,162
PepsiCo Inc.	2.375%	10/6/26	15,306	15,522
Philip Morris International Inc.	2.625%	3/6/23	15,911	16,084
Philip Morris International Inc.	1.125%	5/1/23	22,369	22,300
Philip Morris International Inc.	2.125%	5/10/23	11,258	11,327
Philip Morris International Inc.	3.600%	11/15/23	10,042	10,360
Philip Morris International Inc.	2.875%	5/1/24	18,945	19,328
Philip Morris International Inc.	3.250%	11/10/24	11,561	11,936
Philip Morris International Inc.	1.500%	5/1/25	7,658	7,471
Philip Morris International Inc.	3.375%	8/11/25	16,215	16,733
Philip Morris International Inc.	2.750%	2/25/26	23,433	23,764
Philip Morris International Inc.	0.875%	5/1/26	16,720	15,724

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Procter & Gamble Co.	3.100%	8/15/23	34,505	35,324
	Procter & Gamble Co.	0.550%	10/29/25	22,135	21,051
	Procter & Gamble Co.	2.700%	2/2/26	8,773	9,038
	Procter & Gamble Co.	2.450%	11/3/26	27,607	28,107
	Procter & Gamble Co.	1.900%	2/1/27	10,000	9,980
	Reynolds American Inc.	4.850%	9/15/23	8,351	8,688
	Reynolds American Inc.	4.450%	6/12/25	66,430	69,551
	Sysco Corp.	3.750%	10/1/25	18,064	18,841
	Sysco Corp.	3.300%	7/15/26	21,668	22,321
	Target Corp.	3.500%	7/1/24	15,785	16,431
	Target Corp.	2.250%	4/15/25	36,160	36,404
	Target Corp.	2.500%	4/15/26	23,480	24,020
	Target Corp.	1.950%	1/15/27	32,700	32,419
	Tyson Foods Inc.	3.900%	9/28/23	3,948	4,060
	Tyson Foods Inc.	3.950%	8/15/24	17,831	18,520
	Tyson Foods Inc.	4.000%	3/1/26	22,317	23,359
	Unilever Capital Corp.	3.125%	3/22/23	9,744	9,909
	Unilever Capital Corp.	0.375%	9/14/23	16,605	16,289
	Unilever Capital Corp.	3.250%	3/7/24	15,499	15,871
	Unilever Capital Corp.	2.600%	5/5/24	16,986	17,190
	Unilever Capital Corp.	0.626%	8/12/24	5,070	4,902
	Unilever Capital Corp.	3.375%	3/22/25	7,786	8,047
	Unilever Capital Corp.	3.100%	7/30/25	9,019	9,281
	Unilever Capital Corp.	2.000%	7/28/26	20,790	20,596
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	21,425	22,205
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	32,665	34,033
	Walmart Inc.	2.550%	4/11/23	30,636	30,991
	Walmart Inc.	3.400%	6/26/23	58,389	59,870
	Walmart Inc.	3.300%	4/22/24	35,894	37,038
	Walmart Inc.	2.850%	7/8/24	29,149	29,857
	Walmart Inc.	2.650%	12/15/24	14,838	15,186
	Walmart Inc.	3.550%	6/26/25	29,082	30,588
	Walmart Inc.	3.050%	7/8/26	24,071	25,082
	Walmart Inc.	1.050%	9/17/26	10,840	10,413
					2,427,487
Energy (6.5%)
	Baker Hughes Holdings LLC	1.231%	12/15/23	7,828	7,745
	Baker Hughes Holdings LLC	2.061%	12/15/26	9,780	9,551
	Boardwalk Pipelines LP	4.950%	12/15/24	10,476	11,067
	Boardwalk Pipelines LP	5.950%	6/1/26	14,981	16,678
[1]	BP Capital Markets America Inc.	2.750%	5/10/23	42,959	43,476
	BP Capital Markets America Inc.	3.790%	2/6/24	20,619	21,280
	BP Capital Markets America Inc.	3.194%	4/6/25	24,017	24,606
	BP Capital Markets America Inc.	3.796%	9/21/25	16,806	17,621
	BP Capital Markets America Inc.	3.410%	2/11/26	21,830	22,614
[1]	BP Capital Markets America Inc.	3.119%	5/4/26	15,782	16,214
[1]	BP Capital Markets America Inc.	3.017%	1/16/27	26,575	27,007
	BP Capital Markets plc	2.750%	5/10/23	2,701	2,734
	BP Capital Markets plc	3.994%	9/26/23	19,842	20,483
	BP Capital Markets plc	3.814%	2/10/24	45,064	46,613
	BP Capital Markets plc	3.535%	11/4/24	13,913	14,400
	BP Capital Markets plc	3.506%	3/17/25	18,887	19,578
	Canadian Natural Resources Ltd.	3.800%	4/15/24	15,133	15,561
	Canadian Natural Resources Ltd.	3.900%	2/1/25	13,505	14,041
	Canadian Natural Resources Ltd.	2.050%	7/15/25	12,599	12,410

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cenovus Energy Inc.	5.375%	7/15/25	22,065	23,900
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	20,269	21,945
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	51,558	55,692
	Chevron Corp.	1.141%	5/11/23	38,510	38,369
	Chevron Corp.	2.566%	5/16/23	11,484	11,625
	Chevron Corp.	3.191%	6/24/23	36,898	37,610
	Chevron Corp.	2.895%	3/3/24	23,995	24,509
	Chevron Corp.	1.554%	5/11/25	53,813	53,029
	Chevron Corp.	3.326%	11/17/25	13,841	14,392
	Chevron Corp.	2.954%	5/16/26	48,476	50,093
	Chevron USA Inc.	0.426%	8/11/23	10,777	10,617
	Chevron USA Inc.	3.900%	11/15/24	14,535	15,242
	Chevron USA Inc.	0.687%	8/12/25	20,139	19,236
	Columbia Pipeline Group Inc.	4.500%	6/1/25	22,573	23,960
[3]	ConocoPhillips Co.	2.125%	3/8/24	10,000	10,004
	ConocoPhillips Co.	3.350%	11/15/24	6,969	7,185
[3]	ConocoPhillips Co.	2.400%	3/7/25	10,000	10,013
	ConocoPhillips Co.	4.950%	3/15/26	36,574	40,074
	Continental Resources Inc.	3.800%	6/1/24	20,620	21,061
[2]	Coterra Energy Inc.	4.375%	6/1/24	15,894	16,510
	Devon Energy Corp.	5.250%	9/15/24	13,989	14,896
	Devon Energy Corp.	5.850%	12/15/25	10,711	11,947
	Diamondback Energy Inc.	2.875%	12/1/24	14,206	14,378
	Diamondback Energy Inc.	4.750%	5/31/25	17,231	18,412
	Diamondback Energy Inc.	3.250%	12/1/26	19,395	19,822
[2]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	3,906	4,029
	Enbridge Energy Partners LP	5.875%	10/15/25	7,982	8,835
	Enbridge Inc.	4.000%	10/1/23	24,251	24,922
	Enbridge Inc.	0.550%	10/4/23	5,008	4,905
	Enbridge Inc.	2.150%	2/16/24	3,900	3,908
	Enbridge Inc.	3.500%	6/10/24	11,878	12,172
	Enbridge Inc.	2.500%	1/15/25	21,253	21,293
	Enbridge Inc.	2.500%	2/14/25	5,835	5,856
	Enbridge Inc.	1.600%	10/4/26	5,403	5,160
	Enbridge Inc.	4.250%	12/1/26	22,483	23,971
[1]	Energy Transfer LP	4.250%	3/15/23	21,105	21,516
[1]	Energy Transfer LP	4.200%	9/15/23	17,309	17,815
	Energy Transfer LP	4.500%	11/1/23	17,273	17,805
[1]	Energy Transfer LP	5.875%	1/15/24	30,094	31,781
	Energy Transfer LP	4.900%	2/1/24	5,148	5,357
	Energy Transfer LP	4.250%	4/1/24	16,080	16,619
	Energy Transfer LP	4.500%	4/15/24	14,533	15,137
	Energy Transfer LP	3.900%	5/15/24	11,278	11,583
	Energy Transfer LP	4.050%	3/15/25	14,659	15,181
	Energy Transfer LP	2.900%	5/15/25	23,828	23,965
	Energy Transfer LP	5.950%	12/1/25	11,403	12,530
	Energy Transfer LP	4.750%	1/15/26	21,844	23,205
	Energy Transfer LP	3.900%	7/15/26	13,805	14,271
	Enterprise Products Operating LLC	3.350%	3/15/23	25,933	26,284
	Enterprise Products Operating LLC	3.900%	2/15/24	10,742	11,108
	Enterprise Products Operating LLC	3.750%	2/15/25	30,384	31,606
	Enterprise Products Operating LLC	3.700%	2/15/26	20,443	21,334
	Enterprise Products Operating LLC	3.950%	2/15/27	13,010	13,736
	EOG Resources Inc.	2.625%	3/15/23	17,067	17,204
	EOG Resources Inc.	3.150%	4/1/25	9,667	9,931

Short-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
EOG Resources Inc.	4.150%	1/15/26	21,418	22,901
Exxon Mobil Corp.	2.726%	3/1/23	36,343	36,774
Exxon Mobil Corp.	1.571%	4/15/23	60,468	60,615
Exxon Mobil Corp.	3.176%	3/15/24	11,623	11,944
Exxon Mobil Corp.	2.019%	8/16/24	24,786	24,909
Exxon Mobil Corp.	2.709%	3/6/25	27,775	28,290
Exxon Mobil Corp.	2.992%	3/19/25	82,467	84,711
Exxon Mobil Corp.	3.043%	3/1/26	52,978	54,834
Exxon Mobil Corp.	2.275%	8/16/26	28,997	29,142
Halliburton Co.	3.500%	8/1/23	15,402	15,714
Halliburton Co.	3.800%	11/15/25	7,518	7,875
Hess Corp.	3.500%	7/15/24	6,346	6,499
HollyFrontier Corp.	2.625%	10/1/23	5,247	5,277
HollyFrontier Corp.	5.875%	4/1/26	24,997	27,148
Kinder Morgan Energy Partners LP	3.500%	9/1/23	18,124	18,476
Kinder Morgan Energy Partners LP	4.150%	2/1/24	12,327	12,723
Kinder Morgan Energy Partners LP	4.300%	5/1/24	15,761	16,352
Kinder Morgan Energy Partners LP	4.250%	9/1/24	7,662	7,972
Kinder Morgan Inc.	4.300%	6/1/25	33,375	34,988
Kinder Morgan Inc.	1.750%	11/15/26	10,538	10,097
Magellan Midstream Partners LP	5.000%	3/1/26	13,802	15,008
Marathon Petroleum Corp.	3.625%	9/15/24	6,134	6,304
Marathon Petroleum Corp.	4.700%	5/1/25	38,838	41,276
Marathon Petroleum Corp.	5.125%	12/15/26	23,207	25,537
MPLX LP	3.375%	3/15/23	15,200	15,437
MPLX LP	4.500%	7/15/23	17,765	18,257
MPLX LP	4.875%	12/1/24	27,232	28,857
MPLX LP	4.000%	2/15/25	11,100	11,544
MPLX LP	4.875%	6/1/25	27,789	29,594
MPLX LP	1.750%	3/1/26	34,771	33,417
ONEOK Inc.	7.500%	9/1/23	7,200	7,686
ONEOK Inc.	2.750%	9/1/24	7,679	7,720
ONEOK Inc.	2.200%	9/15/25	9,373	9,250
ONEOK Inc.	5.850%	1/15/26	12,937	14,401
ONEOK Partners LP	5.000%	9/15/23	9,092	9,426
ONEOK Partners LP	4.900%	3/15/25	16,218	17,195
Ovintiv Exploration Inc.	5.625%	7/1/24	20,290	21,704
Ovintiv Exploration Inc.	5.375%	1/1/26	15,055	16,274
Phillips 66	3.700%	4/6/23	8,234	8,415
Phillips 66	0.900%	2/15/24	7,474	7,346
Phillips 66	3.850%	4/9/25	25,187	26,211
Phillips 66	1.300%	2/15/26	14,376	13,718
Phillips 66 Partners LP	2.450%	12/15/24	7,451	7,486
Phillips 66 Partners LP	3.605%	2/15/25	10,972	11,316
Phillips 66 Partners LP	3.550%	10/1/26	10,212	10,520
Pioneer Natural Resources Co.	0.550%	5/15/23	8,931	8,817
Pioneer Natural Resources Co.	1.125%	1/15/26	15,533	14,781
Plains All American Pipeline LP	3.850%	10/15/23	16,035	16,405
Plains All American Pipeline LP	3.600%	11/1/24	10,228	10,472
Plains All American Pipeline LP	4.650%	10/15/25	30,548	32,375
Plains All American Pipeline LP	4.500%	12/15/26	18,096	19,296
Sabine Pass Liquefaction LLC	5.625%	4/15/23	28,435	29,372
Sabine Pass Liquefaction LLC	5.750%	5/15/24	48,965	52,099
Sabine Pass Liquefaction LLC	5.625%	3/1/25	54,382	58,713
Sabine Pass Liquefaction LLC	5.875%	6/30/26	17,706	19,685

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	10,855	10,539
	Schlumberger Investment SA	3.650%	12/1/23	34,369	35,305
	Shell International Finance BV	0.375%	9/15/23	20,341	19,990
	Shell International Finance BV	3.500%	11/13/23	20,595	21,217
	Shell International Finance BV	2.000%	11/7/24	26,446	26,529
	Shell International Finance BV	3.250%	5/11/25	63,558	65,896
	Shell International Finance BV	2.875%	5/10/26	37,761	38,926
	Shell International Finance BV	2.500%	9/12/26	23,193	23,464
	Spectra Energy Partners LP	4.750%	3/15/24	25,994	27,188
	Spectra Energy Partners LP	3.500%	3/15/25	6,708	6,894
	Spectra Energy Partners LP	3.375%	10/15/26	17,864	18,391
	Suncor Energy Inc.	2.800%	5/15/23	15,781	15,957
	Suncor Energy Inc.	3.100%	5/15/25	14,770	15,077
	Targa Resources Partners LP	5.875%	4/15/26	10,500	10,832
	TC PipeLines LP	4.375%	3/13/25	6,897	7,249
	TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	28,847	29,254
	TotalEnergies Capital International SA	3.700%	1/15/24	26,258	27,170
	TotalEnergies Capital International SA	3.750%	4/10/24	13,581	13,964
	TotalEnergies Capital International SA	2.434%	1/10/25	23,462	23,657
	TransCanada PipeLines Ltd.	3.750%	10/16/23	13,240	13,583
	TransCanada PipeLines Ltd.	1.000%	10/12/24	22,500	21,803
	TransCanada PipeLines Ltd.	4.875%	1/15/26	19,095	20,661
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	22,606	26,724
	Valero Energy Corp.	3.650%	3/15/25	50	52
	Valero Energy Corp.	2.850%	4/15/25	6,145	6,214
	Williams Cos. Inc.	4.500%	11/15/23	11,775	12,209
	Williams Cos. Inc.	4.300%	3/4/24	24,049	24,935
	Williams Cos. Inc.	4.550%	6/24/24	22,925	24,035
	Williams Cos. Inc.	3.900%	1/15/25	9,106	9,453
	Williams Cos. Inc.	4.000%	9/15/25	21,236	22,155
					3,233,697
Financials (42.4%)
	AerCap Ireland Capital DAC	4.125%	7/3/23	21,900	22,389
	AerCap Ireland Capital DAC	4.500%	9/15/23	33,679	34,743
	AerCap Ireland Capital DAC	1.150%	10/29/23	29,450	28,787
	AerCap Ireland Capital DAC	4.875%	1/16/24	27,692	28,800
	AerCap Ireland Capital DAC	3.150%	2/15/24	18,863	19,055
	AerCap Ireland Capital DAC	2.875%	8/14/24	18,625	18,682
	AerCap Ireland Capital DAC	1.650%	10/29/24	70,100	68,055
[1]	AerCap Ireland Capital DAC	1.750%	10/29/24	22,380	21,745
	AerCap Ireland Capital DAC	3.500%	1/15/25	17,727	18,010
	AerCap Ireland Capital DAC	6.500%	7/15/25	36,256	39,967
	AerCap Ireland Capital DAC	4.450%	10/1/25	16,470	17,142
	AerCap Ireland Capital DAC	1.750%	1/30/26	12,740	12,086
	AerCap Ireland Capital DAC	2.450%	10/29/26	101,080	97,408
	Affiliated Managers Group Inc.	4.250%	2/15/24	5,726	5,966
	Affiliated Managers Group Inc.	3.500%	8/1/25	14,577	15,089
	Aflac Inc.	3.625%	11/15/24	29,173	30,447
	Aflac Inc.	3.250%	3/17/25	11,754	12,160
	Aflac Inc.	1.125%	3/15/26	16,956	16,201
	Air Lease Corp.	3.875%	7/3/23	15,060	15,371
	Air Lease Corp.	3.000%	9/15/23	13,495	13,641
[1]	Air Lease Corp.	4.250%	2/1/24	24,591	25,402
[1]	Air Lease Corp.	0.700%	2/15/24	14,612	14,127
	Air Lease Corp.	0.800%	8/18/24	17,848	17,136

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Air Lease Corp.	4.250%	9/15/24	13,193	13,666
[1]	Air Lease Corp.	2.300%	2/1/25	18,271	18,069
	Air Lease Corp.	3.250%	3/1/25	12,825	12,942
	Air Lease Corp.	3.375%	7/1/25	19,317	19,544
[1]	Air Lease Corp.	2.875%	1/15/26	29,311	29,237
[1]	Air Lease Corp.	3.750%	6/1/26	13,917	14,295
	Air Lease Corp.	1.875%	8/15/26	28,693	27,279
	Air Lease Corp.	2.200%	1/15/27	21,551	20,685
	Aircastle Ltd.	5.000%	4/1/23	10,837	11,155
	Aircastle Ltd.	4.400%	9/25/23	15,050	15,428
	Aircastle Ltd.	4.125%	5/1/24	10,788	11,040
	Aircastle Ltd.	4.250%	6/15/26	15,586	16,043
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	9,739	10,195
	Allstate Corp.	3.150%	6/15/23	8,031	8,178
	Allstate Corp.	0.750%	12/15/25	9,042	8,507
	Allstate Corp.	3.280%	12/15/26	6,162	6,423
[1]	Allstate Corp.	5.750%	8/15/53	15,647	15,739
	Ally Financial Inc.	3.050%	6/5/23	4,118	4,166
	Ally Financial Inc.	1.450%	10/2/23	32,304	31,919
	Ally Financial Inc.	3.875%	5/21/24	12,397	12,791
	Ally Financial Inc.	5.125%	9/30/24	30,167	32,000
	Ally Financial Inc.	4.625%	3/30/25	21,298	22,426
	Ally Financial Inc.	5.800%	5/1/25	17,269	18,695
	American Express Co.	3.700%	8/3/23	30,074	30,881
	American Express Co.	0.750%	11/3/23	17,930	17,655
	American Express Co.	3.400%	2/22/24	32,064	32,965
	American Express Co.	2.500%	7/30/24	28,195	28,531
	American Express Co.	3.000%	10/30/24	35,253	36,053
	American Express Co.	3.625%	12/5/24	11,254	11,650
	American Express Co.	4.200%	11/6/25	12,896	13,719
	American Express Co.	3.125%	5/20/26	25,235	25,922
	American Express Co.	1.650%	11/4/26	24,050	23,279
	American Financial Group Inc.	3.500%	8/15/26	5,549	5,784
	American International Group Inc.	4.125%	2/15/24	28,451	29,642
	American International Group Inc.	2.500%	6/30/25	40,700	40,884
	American International Group Inc.	3.750%	7/10/25	19,695	20,501
	American International Group Inc.	3.900%	4/1/26	30,323	31,876
	Ameriprise Financial Inc.	4.000%	10/15/23	20,230	20,908
	Ameriprise Financial Inc.	3.700%	10/15/24	11,653	12,139
	Ameriprise Financial Inc.	3.000%	4/2/25	17,286	17,597
	Ameriprise Financial Inc.	2.875%	9/15/26	3,864	3,957
[1]	Aon Corp.	8.205%	1/1/27	10,581	12,696
	Aon plc	4.000%	11/27/23	6,287	6,487
	Aon plc	3.500%	6/14/24	9,429	9,679
	Aon plc	3.875%	12/15/25	24,432	25,515
	Arch Capital Finance LLC	4.011%	12/15/26	11,409	12,145
	Ares Capital Corp.	4.200%	6/10/24	14,382	14,829
	Ares Capital Corp.	4.250%	3/1/25	20,040	20,496
	Ares Capital Corp.	3.250%	7/15/25	21,477	21,373
	Ares Capital Corp.	3.875%	1/15/26	29,230	29,612
	Ares Capital Corp.	2.150%	7/15/26	23,478	22,166
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	4,904	5,094
	Assurant Inc.	4.200%	9/27/23	7,190	7,429
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	7,084	7,504
[1]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	15,707	16,574

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	6,120	5,920
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	6,847	6,414
	Banco Bilbao Vizcaya Argentaria SA	0.875%	9/18/23	26,950	26,555
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	18,702	17,772
	Banco Santander SA	3.848%	4/12/23	30,131	30,785
	Banco Santander SA	2.706%	6/27/24	37,335	37,675
	Banco Santander SA	0.701%	6/30/24	15,075	14,811
	Banco Santander SA	2.746%	5/28/25	43,333	43,374
	Banco Santander SA	5.179%	11/19/25	33,948	36,259
	Banco Santander SA	1.849%	3/25/26	25,477	24,484
	Banco Santander SA	1.722%	9/14/27	22,400	21,121
	Bank of America Corp.	4.100%	7/24/23	35,317	36,501
[1]	Bank of America Corp.	4.125%	1/22/24	63,792	66,322
[1]	Bank of America Corp.	3.550%	3/5/24	77,454	78,690
[1]	Bank of America Corp.	4.000%	4/1/24	26,847	27,850
[1]	Bank of America Corp.	1.486%	5/19/24	22,308	22,172
[1]	Bank of America Corp.	0.523%	6/14/24	13,306	13,065
[1]	Bank of America Corp.	3.864%	7/23/24	56,186	57,510
[1]	Bank of America Corp.	4.200%	8/26/24	54,249	56,485
[1]	Bank of America Corp.	0.810%	10/24/24	50,423	49,247
[1]	Bank of America Corp.	4.000%	1/22/25	62,288	64,688
	Bank of America Corp.	1.843%	2/4/25	10,000	9,902
[1]	Bank of America Corp.	3.458%	3/15/25	69,145	70,507
[1]	Bank of America Corp.	3.950%	4/21/25	62,221	64,501
	Bank of America Corp.	0.976%	4/22/25	57,916	56,228
[1]	Bank of America Corp.	3.875%	8/1/25	18,449	19,335
[1]	Bank of America Corp.	0.981%	9/25/25	51,389	49,450
[1]	Bank of America Corp.	3.093%	10/1/25	59,222	60,056
[1]	Bank of America Corp.	2.456%	10/22/25	48,639	48,527
[1]	Bank of America Corp.	1.530%	12/6/25	21,605	20,992
[1]	Bank of America Corp.	3.366%	1/23/26	52,221	53,247
[1]	Bank of America Corp.	2.015%	2/13/26	43,079	42,367
[1]	Bank of America Corp.	4.450%	3/3/26	53,205	56,568
[1]	Bank of America Corp.	3.500%	4/19/26	86,762	89,977
[1]	Bank of America Corp.	1.319%	6/19/26	76,611	73,246
	Bank of America Corp.	6.220%	9/15/26	7,488	8,556
[1]	Bank of America Corp.	4.250%	10/22/26	46,730	49,580
[1]	Bank of America Corp.	1.197%	10/24/26	69,394	65,644
[1]	Bank of America Corp.	1.658%	3/11/27	68,740	65,758
[1]	Bank of America Corp.	3.559%	4/23/27	36,246	37,213
	Bank of America Corp.	1.734%	7/22/27	115,821	110,640
[1]	Bank of America Corp.	4.183%	11/25/27	52,447	55,110
[1]	Bank of America Corp.	3.824%	1/20/28	50,199	52,323
	Bank of America Corp.	2.551%	2/4/28	10,000	9,842
[1]	Bank of Montreal	2.050%	11/1/22	14,147	14,238
[1]	Bank of Montreal	2.550%	11/6/22	14,992	15,123
[1]	Bank of Montreal	0.400%	9/15/23	33,619	32,918
	Bank of Montreal	0.450%	12/8/23	24,600	23,999
[1]	Bank of Montreal	3.300%	2/5/24	52,507	53,804
[1]	Bank of Montreal	2.500%	6/28/24	14,778	14,914
[1]	Bank of Montreal	1.500%	1/10/25	21,350	20,903
[1]	Bank of Montreal	1.850%	5/1/25	41,106	40,629
[1]	Bank of Montreal	1.250%	9/15/26	20,112	19,073
[1]	Bank of Montreal	0.949%	1/22/27	22,394	21,135
[1]	Bank of Montreal	4.338%	10/5/28	5,985	6,166

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Bank of New York Mellon Corp.	1.850%	1/27/23	15,611	15,720
[1]	Bank of New York Mellon Corp.	2.950%	1/29/23	17,944	18,170
[1]	Bank of New York Mellon Corp.	3.500%	4/28/23	18,657	19,075
[1]	Bank of New York Mellon Corp.	3.450%	8/11/23	21,572	22,136
[1]	Bank of New York Mellon Corp.	2.200%	8/16/23	31,036	31,280
[1]	Bank of New York Mellon Corp.	0.350%	12/7/23	26,520	25,951
[1]	Bank of New York Mellon Corp.	3.650%	2/4/24	16,548	17,081
[1]	Bank of New York Mellon Corp.	0.500%	4/26/24	11,699	11,381
	Bank of New York Mellon Corp.	3.400%	5/15/24	11,351	11,715
[1]	Bank of New York Mellon Corp.	3.250%	9/11/24	9,884	10,182
[1]	Bank of New York Mellon Corp.	2.100%	10/24/24	18,425	18,493
[1]	Bank of New York Mellon Corp.	3.000%	2/24/25	17,769	18,237
[1]	Bank of New York Mellon Corp.	1.600%	4/24/25	26,324	25,916
[1]	Bank of New York Mellon Corp.	3.950%	11/18/25	10,418	11,052
[1]	Bank of New York Mellon Corp.	0.750%	1/28/26	5,811	5,512
[1]	Bank of New York Mellon Corp.	2.800%	5/4/26	22,417	22,919
[1]	Bank of New York Mellon Corp.	2.450%	8/17/26	16,820	17,025
[1]	Bank of New York Mellon Corp.	1.050%	10/15/26	205	195
	Bank of New York Mellon Corp.	2.050%	1/26/27	5,590	5,528
[1]	Bank of New York Mellon Corp.	3.442%	2/7/28	34,155	35,702
	Bank of Nova Scotia	2.000%	11/15/22	35,801	36,041
	Bank of Nova Scotia	1.625%	5/1/23	31,432	31,436
	Bank of Nova Scotia	0.400%	9/15/23	40,090	39,301
	Bank of Nova Scotia	0.550%	9/15/23	17,877	17,528
	Bank of Nova Scotia	3.400%	2/11/24	21,959	22,533
	Bank of Nova Scotia	0.700%	4/15/24	9,869	9,575
	Bank of Nova Scotia	0.650%	7/31/24	17,791	17,162
	Bank of Nova Scotia	1.450%	1/10/25	12,869	12,593
	Bank of Nova Scotia	2.200%	2/3/25	22,484	22,411
	Bank of Nova Scotia	1.300%	6/11/25	36,308	35,038
	Bank of Nova Scotia	4.500%	12/16/25	15,589	16,570
	Bank of Nova Scotia	1.050%	3/2/26	19,002	17,998
	Bank of Nova Scotia	1.350%	6/24/26	23,135	22,079
	Bank of Nova Scotia	2.700%	8/3/26	29,991	30,284
	Bank of Nova Scotia	1.300%	9/15/26	21,400	20,347
[1]	Bank of Nova Scotia	4.650%	4/12/70	3,800	3,631
	BankUnited Inc.	4.875%	11/17/25	7,821	8,380
[1]	Barclays Bank plc	3.750%	5/15/24	6,793	7,035
[1]	Barclays plc	4.338%	5/16/24	48,522	49,869
	Barclays plc	4.375%	9/11/24	22,099	22,913
	Barclays plc	1.007%	12/10/24	25,026	24,406
	Barclays plc	3.650%	3/16/25	50,994	52,339
[1]	Barclays plc	3.932%	5/7/25	49,588	50,941
	Barclays plc	4.375%	1/12/26	65,716	69,387
[1]	Barclays plc	2.852%	5/7/26	61,280	61,205
	Barclays plc	5.200%	5/12/26	18,361	19,781
	Barclays plc	2.279%	11/24/27	24,204	23,345
	Berkshire Hathaway Inc.	2.750%	3/15/23	49,671	50,290
	Berkshire Hathaway Inc.	3.125%	3/15/26	58,802	61,059
	BGC Partners Inc.	5.375%	7/24/23	9,885	10,245
	BGC Partners Inc.	3.750%	10/1/24	6,982	7,113
	BlackRock Inc.	3.500%	3/18/24	20,581	21,312
[2]	Blackstone Private Credit Fund	2.350%	11/22/24	21,455	20,769
[2]	Blackstone Private Credit Fund	2.700%	1/15/25	9,560	9,309
[2]	Blackstone Private Credit Fund	2.625%	12/15/26	28,501	26,471

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Blackstone Secured Lending Fund	3.650%	7/14/23	5,587	5,672
	Blackstone Secured Lending Fund	3.625%	1/15/26	16,744	16,744
	Blackstone Secured Lending Fund	2.750%	9/16/26	20,433	19,608
[2]	Blackstone Secured Lending Fund	2.125%	2/15/27	17,652	16,367
[1]	BNP Paribas SA	3.250%	3/3/23	12,742	12,944
[1]	BNP Paribas SA	4.250%	10/15/24	23,209	24,233
[2]	BNP Paribas SA	2.819%	11/19/25	1,800	1,801
	BPCE SA	4.000%	4/15/24	34,588	35,842
[1]	BPCE SA	3.375%	12/2/26	11,021	11,360
	Brookfield Asset Management Inc.	4.000%	1/15/25	11,020	11,447
	Brookfield Finance Inc.	4.000%	4/1/24	17,295	17,885
	Brookfield Finance Inc.	4.250%	6/2/26	9,922	10,585
	Brown & Brown Inc.	4.200%	9/15/24	8,089	8,427
	Business Development Corp. of America	3.250%	3/30/26	7,763	7,441
[1]	Cadence Bank	4.125%	11/20/29	1,275	1,294
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	18,014	17,712
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	28,536	28,238
[1]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	32,378	33,280
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	22,161	21,590
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	16,377	16,703
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	12,662	12,266
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	16,852	16,831
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	8,904	8,465
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	23,709	22,440
[1]	Capital One Bank USA NA	2.280%	1/28/26	1,730	1,720
	Capital One Financial Corp.	2.600%	5/11/23	41,383	41,777
	Capital One Financial Corp.	3.500%	6/15/23	36,955	37,747
	Capital One Financial Corp.	3.900%	1/29/24	27,391	28,250
	Capital One Financial Corp.	3.750%	4/24/24	17,752	18,327
	Capital One Financial Corp.	3.300%	10/30/24	24,248	24,831
	Capital One Financial Corp.	1.343%	12/6/24	16,605	16,368
	Capital One Financial Corp.	3.200%	2/5/25	37,911	38,727
	Capital One Financial Corp.	4.250%	4/30/25	9,353	9,839
	Capital One Financial Corp.	4.200%	10/29/25	31,120	32,682
	Capital One Financial Corp.	3.750%	7/28/26	33,060	34,347
	Capital One Financial Corp.	1.878%	11/2/27	25,037	24,003
	Cboe Global Markets Inc.	3.650%	1/12/27	9,193	9,652
	Charles Schwab Corp.	3.225%	9/1/22	1,500	1,514
	Charles Schwab Corp.	3.550%	2/1/24	13,994	14,433
	Charles Schwab Corp.	0.750%	3/18/24	37,034	36,260
	Charles Schwab Corp.	3.750%	4/1/24	11,900	12,320
	Charles Schwab Corp.	3.000%	3/10/25	13,667	13,997
	Charles Schwab Corp.	4.200%	3/24/25	8,600	9,125
	Charles Schwab Corp.	3.625%	4/1/25	11,573	12,037
	Charles Schwab Corp.	3.850%	5/21/25	20,359	21,389
	Charles Schwab Corp.	3.450%	2/13/26	9,638	10,066
	Charles Schwab Corp.	0.900%	3/11/26	10,254	9,720
	Charles Schwab Corp.	1.150%	5/13/26	30,095	28,888
	Chubb INA Holdings Inc.	2.700%	3/13/23	17,035	17,229
	Chubb INA Holdings Inc.	3.350%	5/15/24	19,452	20,056
	Chubb INA Holdings Inc.	3.150%	3/15/25	21,506	22,254
	Chubb INA Holdings Inc.	3.350%	5/3/26	35,800	37,215
[1]	Citibank NA	3.650%	1/23/24	45,170	46,685
	Citigroup Inc.	3.375%	3/1/23	6,976	7,100
	Citigroup Inc.	3.500%	5/15/23	31,639	32,364

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	3.875%	10/25/23	26,092	26,931
[1]	Citigroup Inc.	1.678%	5/15/24	25,280	25,248
[1]	Citigroup Inc.	4.044%	6/1/24	37,567	38,533
	Citigroup Inc.	3.750%	6/16/24	20,533	21,252
	Citigroup Inc.	4.000%	8/5/24	11,663	12,054
	Citigroup Inc.	0.776%	10/30/24	51,246	50,116
	Citigroup Inc.	3.875%	3/26/25	35,107	36,296
[1]	Citigroup Inc.	3.352%	4/24/25	75,281	76,843
	Citigroup Inc.	3.300%	4/27/25	29,576	30,288
	Citigroup Inc.	0.981%	5/1/25	13,080	12,713
	Citigroup Inc.	4.400%	6/10/25	55,694	58,449
	Citigroup Inc.	5.500%	9/13/25	34,453	37,586
	Citigroup Inc.	1.281%	11/3/25	22,225	21,532
	Citigroup Inc.	3.700%	1/12/26	47,451	49,568
	Citigroup Inc.	2.014%	1/25/26	46,209	45,534
	Citigroup Inc.	4.600%	3/9/26	39,615	42,272
[1]	Citigroup Inc.	3.106%	4/8/26	88,660	89,850
	Citigroup Inc.	3.400%	5/1/26	47,691	49,163
	Citigroup Inc.	3.200%	10/21/26	85,973	87,674
	Citigroup Inc.	4.300%	11/20/26	20,320	21,636
	Citigroup Inc.	1.122%	1/28/27	53,956	50,831
	Citigroup Inc.	1.462%	6/9/27	20,580	19,493
[1]	Citigroup Inc.	3.887%	1/10/28	40,214	41,987
[1]	Citigroup Inc.	3.070%	2/24/28	45,000	45,396
[1]	Citizens Bank NA	3.700%	3/29/23	14,526	14,809
[1]	Citizens Bank NA	2.250%	4/28/25	12,836	12,796
[1]	Citizens Bank NA	3.750%	2/18/26	17,434	18,327
	Citizens Financial Group Inc.	4.300%	12/3/25	3,738	3,939
	Citizens Financial Group Inc.	2.850%	7/27/26	16,185	16,348
	Citizens Financial Group Inc.	4.300%	2/11/31	3,691	3,758
	CME Group Inc.	3.000%	3/15/25	16,979	17,433
	CNA Financial Corp.	3.950%	5/15/24	12,761	13,168
	CNA Financial Corp.	4.500%	3/1/26	10,057	10,805
	CNO Financial Group Inc.	5.250%	5/30/25	14,275	15,292
[1]	Comerica Bank	2.500%	7/23/24	12,659	12,785
[1]	Comerica Bank	4.000%	7/27/25	5,367	5,642
	Comerica Inc.	3.700%	7/31/23	16,565	16,947
	Cooperatieve Rabobank UA	0.375%	1/12/24	21,920	21,370
	Cooperatieve Rabobank UA	1.375%	1/10/25	22,960	22,565
[1]	Cooperatieve Rabobank UA	3.375%	5/21/25	32,995	34,219
	Cooperatieve Rabobank UA	4.375%	8/4/25	27,339	28,631
[1]	Cooperatieve Rabobank UA	3.750%	7/21/26	35,706	36,881
	Credit Suisse AG	1.000%	5/5/23	43,400	43,066
[1]	Credit Suisse AG	0.520%	8/9/23	17,640	17,329
	Credit Suisse AG	0.495%	2/2/24	25,245	24,480
[1]	Credit Suisse AG	3.625%	9/9/24	85,080	87,809
	Credit Suisse AG	2.950%	4/9/25	49,067	49,735
	Credit Suisse AG	1.250%	8/7/26	28,846	27,109
	Credit Suisse Group AG	3.800%	6/9/23	39,892	40,787
	Credit Suisse Group AG	3.750%	3/26/25	51,546	52,944
	Credit Suisse Group AG	4.550%	4/17/26	51,069	53,943
[1]	Deutsche Bank AG	0.962%	11/8/23	27,657	27,163
	Deutsche Bank AG	0.898%	5/28/24	7,040	6,830
[1]	Deutsche Bank AG	3.700%	5/30/24	31,741	32,525
	Deutsche Bank AG	3.700%	5/30/24	11,827	12,140

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Deutsche Bank AG	2.222%	9/18/24	60,473	60,361
	Deutsche Bank AG	1.447%	4/1/25	6,045	5,904
[1]	Deutsche Bank AG	3.961%	11/26/25	28,302	28,957
	Deutsche Bank AG	4.100%	1/13/26	4,506	4,692
[1]	Deutsche Bank AG	4.100%	1/13/26	18,996	19,813
	Deutsche Bank AG	1.686%	3/19/26	20,965	20,244
	Deutsche Bank AG	2.129%	11/24/26	45,983	44,269
	Deutsche Bank AG	2.311%	11/16/27	38,034	36,373
	Deutsche Bank AG	2.552%	1/7/28	38,115	36,659
[1]	Discover Bank	4.200%	8/8/23	23,105	23,830
	Discover Bank	2.450%	9/12/24	18,404	18,431
[1]	Discover Bank	4.250%	3/13/26	1,997	2,112
[1]	Discover Bank	3.450%	7/27/26	26,591	27,352
[1]	Discover Bank	4.682%	8/9/28	10,933	11,221
	Discover Financial Services	3.950%	11/6/24	10,755	11,172
	Discover Financial Services	3.750%	3/4/25	11,164	11,564
	Discover Financial Services	4.500%	1/30/26	22,504	23,951
	Discover Financial Services	4.100%	2/9/27	21,841	22,898
	Eaton Vance Corp.	3.625%	6/15/23	8,303	8,483
	Equitable Holdings Inc.	3.900%	4/20/23	12,110	12,391
	Fifth Third Bancorp	1.625%	5/5/23	13,842	13,835
	Fifth Third Bancorp	4.300%	1/16/24	18,044	18,742
	Fifth Third Bancorp	3.650%	1/25/24	53,369	54,923
	Fifth Third Bancorp	2.375%	1/28/25	13,492	13,514
	Fifth Third Bancorp	1.707%	11/1/27	2,910	2,793
[1]	Fifth Third Bank NA	3.950%	7/28/25	12,747	13,502
[1]	Fifth Third Bank NA	3.850%	3/15/26	16,389	17,173
[1]	Fifth Third Bank NA	2.250%	2/1/27	16,988	16,884
	First American Financial Corp.	4.600%	11/15/24	6,172	6,512
	First Horizon Corp.	3.550%	5/26/23	4,189	4,256
	First Horizon Corp.	4.000%	5/26/25	12,243	12,707
[1]	First-Citizens Bank & Trust Co.	2.969%	9/27/25	8,292	8,370
	Franklin Resources Inc.	2.850%	3/30/25	9,757	9,950
	FS KKR Capital Corp.	4.625%	7/15/24	12,531	12,870
	FS KKR Capital Corp.	4.125%	2/1/25	12,980	13,138
	FS KKR Capital Corp.	3.400%	1/15/26	23,848	23,507
	FS KKR Capital Corp.	2.625%	1/15/27	6,615	6,255
	GATX Corp.	3.900%	3/30/23	1,505	1,535
	GATX Corp.	4.350%	2/15/24	6,619	6,894
	GATX Corp.	3.250%	3/30/25	4,306	4,402
	GATX Corp.	3.250%	9/15/26	7,578	7,756
	GE Capital Funding LLC	3.450%	5/15/25	27,303	28,055
	Global Payments Inc.	3.750%	6/1/23	13,036	13,276
	Global Payments Inc.	4.000%	6/1/23	13,744	14,083
	Global Payments Inc.	1.500%	11/15/24	12,185	11,896
	Global Payments Inc.	2.650%	2/15/25	20,041	20,133
	Global Payments Inc.	1.200%	3/1/26	19,980	18,863
	Global Payments Inc.	4.800%	4/1/26	15,658	16,808
	Global Payments Inc.	2.150%	1/15/27	20,000	19,337
	Goldman Sachs BDC Inc.	3.750%	2/10/25	8,662	8,844
	Goldman Sachs BDC Inc.	2.875%	1/15/26	11,625	11,401
	Goldman Sachs Group Inc.	0.523%	3/8/23	24,004	23,789
	Goldman Sachs Group Inc.	1.217%	12/6/23	10,000	9,885
	Goldman Sachs Group Inc.	3.625%	2/20/24	42,534	43,705
	Goldman Sachs Group Inc.	4.000%	3/3/24	63,876	66,151

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	0.673%	3/8/24	42,456	41,908
[1]	Goldman Sachs Group Inc.	3.850%	7/8/24	30,748	31,765
[1]	Goldman Sachs Group Inc.	0.657%	9/10/24	60,523	59,106
	Goldman Sachs Group Inc.	0.925%	10/21/24	45,996	45,030
	Goldman Sachs Group Inc.	3.500%	1/23/25	65,617	67,514
	Goldman Sachs Group Inc.	1.757%	1/24/25	43,506	43,035
	Goldman Sachs Group Inc.	3.500%	4/1/25	91,477	94,052
	Goldman Sachs Group Inc.	3.750%	5/22/25	37,498	38,797
[1]	Goldman Sachs Group Inc.	3.272%	9/29/25	41,445	42,187
	Goldman Sachs Group Inc.	4.250%	10/21/25	58,362	61,279
	Goldman Sachs Group Inc.	0.855%	2/12/26	10,641	10,168
	Goldman Sachs Group Inc.	3.750%	2/25/26	40,872	42,561
	Goldman Sachs Group Inc.	3.500%	11/16/26	63,866	65,464
[1]	Goldman Sachs Group Inc.	1.093%	12/9/26	70,282	66,129
	Goldman Sachs Group Inc.	5.950%	1/15/27	18,466	20,852
	Goldman Sachs Group Inc.	3.850%	1/26/27	73,872	76,956
	Goldman Sachs Group Inc.	1.431%	3/9/27	68,155	64,427
	Goldman Sachs Group Inc.	1.542%	9/10/27	60,290	56,814
	Goldman Sachs Group Inc.	1.948%	10/21/27	83,431	79,984
	Goldman Sachs Group Inc.	2.640%	2/24/28	79,944	79,007
	Golub Capital BDC Inc.	3.375%	4/15/24	10,951	10,983
	Golub Capital BDC Inc.	2.500%	8/24/26	12,355	11,693
	Golub Capital BDC Inc.	2.050%	2/15/27	2,950	2,699
	Hanover Insurance Group Inc.	4.500%	4/15/26	8,471	9,066
	HSBC Holdings plc	3.600%	5/25/23	29,856	30,548
	HSBC Holdings plc	4.250%	3/14/24	46,963	48,530
[1]	HSBC Holdings plc	3.950%	5/18/24	57,760	59,014
	HSBC Holdings plc	0.732%	8/17/24	38,910	38,079
	HSBC Holdings plc	1.162%	11/22/24	12,096	11,845
[1]	HSBC Holdings plc	3.803%	3/11/25	68,785	70,500
	HSBC Holdings plc	0.976%	5/24/25	51,070	49,365
	HSBC Holdings plc	4.250%	8/18/25	23,961	24,856
[1]	HSBC Holdings plc	2.633%	11/7/25	38,560	38,511
	HSBC Holdings plc	4.300%	3/8/26	55,036	58,130
[1]	HSBC Holdings plc	1.645%	4/18/26	50,871	49,056
	HSBC Holdings plc	3.900%	5/25/26	57,800	60,135
[1]	HSBC Holdings plc	2.099%	6/4/26	60,342	58,863
[1]	HSBC Holdings plc	4.292%	9/12/26	60,385	62,983
	HSBC Holdings plc	4.375%	11/23/26	36,886	38,803
	HSBC Holdings plc	1.589%	5/24/27	42,098	39,687
	HSBC Holdings plc	2.251%	11/22/27	55,796	53,733
	HSBC USA Inc.	3.500%	6/23/24	23,021	23,701
	Huntington Bancshares Inc.	2.625%	8/6/24	13,269	13,370
	Huntington Bancshares Inc.	4.000%	5/15/25	6,557	6,854
[1]	Huntington National Bank	3.550%	10/6/23	20,089	20,626
	ING Groep NV	4.100%	10/2/23	33,074	34,153
	ING Groep NV	3.550%	4/9/24	22,564	23,153
	ING Groep NV	1.726%	4/1/27	24,322	23,251
	Intercontinental Exchange Inc.	0.700%	6/15/23	27,396	27,084
	Intercontinental Exchange Inc.	3.450%	9/21/23	9,276	9,507
	Intercontinental Exchange Inc.	4.000%	10/15/23	17,665	18,284
	Intercontinental Exchange Inc.	3.750%	12/1/25	24,590	25,807
[2]	Intesa Sanpaolo SpA	3.375%	1/12/23	2,450	2,481
	Intesa Sanpaolo SpA	5.250%	1/12/24	11,467	12,039
	Invesco Finance plc	4.000%	1/30/24	11,450	11,816

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Invesco Finance plc	3.750%	1/15/26	14,176	14,853
[2]	Jackson Financial Inc.	1.125%	11/22/23	13,047	12,841
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	5,979	6,377
	Jefferies Financial Group Inc.	5.500%	10/18/23	17,048	17,588
	Jefferies Group LLC	4.850%	1/15/27	12,843	13,995
	JPMorgan Chase & Co.	3.375%	5/1/23	44,186	45,019
	JPMorgan Chase & Co.	2.700%	5/18/23	45,562	46,071
	JPMorgan Chase & Co.	3.875%	2/1/24	26,762	27,766
	JPMorgan Chase & Co.	0.697%	3/16/24	21,518	21,274
[1]	JPMorgan Chase & Co.	3.559%	4/23/24	53,469	54,448
	JPMorgan Chase & Co.	3.625%	5/13/24	46,049	47,586
[1]	JPMorgan Chase & Co.	1.514%	6/1/24	35,472	35,327
[1]	JPMorgan Chase & Co.	3.797%	7/23/24	51,783	53,016
	JPMorgan Chase & Co.	3.875%	9/10/24	55,456	57,552
[1]	JPMorgan Chase & Co.	0.653%	9/16/24	41,775	40,978
[1]	JPMorgan Chase & Co.	4.023%	12/5/24	72,424	74,744
	JPMorgan Chase & Co.	3.125%	1/23/25	51,829	52,982
	JPMorgan Chase & Co.	0.563%	2/16/25	14,182	13,768
[1]	JPMorgan Chase & Co.	3.220%	3/1/25	46,609	47,427
	JPMorgan Chase & Co.	0.824%	6/1/25	43,115	41,719
	JPMorgan Chase & Co.	0.969%	6/23/25	54,635	52,931
	JPMorgan Chase & Co.	3.900%	7/15/25	51,390	53,708
	JPMorgan Chase & Co.	7.750%	7/15/25	2,411	2,824
	JPMorgan Chase & Co.	0.768%	8/9/25	8,647	8,323
[1]	JPMorgan Chase & Co.	2.301%	10/15/25	52,402	52,161
	JPMorgan Chase & Co.	1.561%	12/10/25	66,187	64,518
	JPMorgan Chase & Co.	2.595%	2/24/26	20,000	20,051
[1]	JPMorgan Chase & Co.	2.005%	3/13/26	69,573	68,453
	JPMorgan Chase & Co.	3.300%	4/1/26	63,682	65,680
[1]	JPMorgan Chase & Co.	2.083%	4/22/26	98,108	96,594
	JPMorgan Chase & Co.	3.200%	6/15/26	21,182	21,736
	JPMorgan Chase & Co.	2.950%	10/1/26	67,915	69,064
	JPMorgan Chase & Co.	7.625%	10/15/26	13,206	15,959
	JPMorgan Chase & Co.	1.045%	11/19/26	58,540	55,033
	JPMorgan Chase & Co.	4.125%	12/15/26	47,633	50,630
[1]	JPMorgan Chase & Co.	3.960%	1/29/27	21,700	22,717
	JPMorgan Chase & Co.	1.040%	2/4/27	78,493	73,493
	JPMorgan Chase & Co.	1.578%	4/22/27	98,115	93,820
	JPMorgan Chase & Co.	1.470%	9/22/27	64,900	61,232
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	75,169	78,494
	JPMorgan Chase & Co.	2.947%	2/24/28	19,243	19,358
	Kemper Corp.	4.350%	2/15/25	8,018	8,417
[1]	KeyBank NA	3.375%	3/7/23	14,839	15,101
[1]	KeyBank NA	1.250%	3/10/23	16,395	16,388
[1]	KeyBank NA	0.433%	6/14/24	10,169	9,987
[1]	KeyBank NA	3.300%	6/1/25	14,322	14,802
[1]	KeyBank NA	3.400%	5/20/26	19,705	20,432
[1]	KeyCorp	4.150%	10/29/25	5,309	5,631
	Lazard Group LLC	3.750%	2/13/25	8,756	9,081
	Legg Mason Inc.	4.750%	3/15/26	9,993	10,873
	Lincoln National Corp.	4.000%	9/1/23	11,146	11,499
	Lincoln National Corp.	3.350%	3/9/25	4,142	4,271
	Lincoln National Corp.	3.625%	12/12/26	12,063	12,664
	Lloyds Bank plc	3.500%	5/14/25	2,325	2,389
	Lloyds Banking Group plc	4.050%	8/16/23	51,871	53,431

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lloyds Banking Group plc	3.900%	3/12/24	26,235	27,180
	Lloyds Banking Group plc	0.695%	5/11/24	3,314	3,265
	Lloyds Banking Group plc	4.500%	11/4/24	31,859	33,248
	Lloyds Banking Group plc	4.450%	5/8/25	20,381	21,453
[1]	Lloyds Banking Group plc	3.870%	7/9/25	56,945	58,644
	Lloyds Banking Group plc	4.582%	12/10/25	36,762	38,547
[1]	Lloyds Banking Group plc	2.438%	2/5/26	29,021	28,807
	Lloyds Banking Group plc	4.650%	3/24/26	29,852	31,573
	Lloyds Banking Group plc	3.750%	1/11/27	28,199	29,273
	Lloyds Banking Group plc	1.627%	5/11/27	4,417	4,190
	Loews Corp.	2.625%	5/15/23	7,681	7,756
	Loews Corp.	3.750%	4/1/26	9,962	10,501
	M&T Bank Corp.	3.550%	7/26/23	24,333	24,890
	Main Street Capital Corp.	5.200%	5/1/24	9,631	9,943
	Main Street Capital Corp.	3.000%	7/14/26	9,269	8,887
[1]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	11,625	11,883
	Manulife Financial Corp.	4.150%	3/4/26	22,609	23,988
[1]	Manulife Financial Corp.	4.061%	2/24/32	11,167	11,508
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	4,400	4,468
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	20,652	21,397
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	15,499	15,971
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	15,357	15,908
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	16,739	17,669
	Mastercard Inc.	3.375%	4/1/24	23,731	24,540
	Mastercard Inc.	2.000%	3/3/25	21,376	21,436
	Mastercard Inc.	2.950%	11/21/26	17,887	18,557
[1]	MetLife Inc.	4.368%	9/15/23	23,359	24,278
	MetLife Inc.	3.600%	4/10/24	18,786	19,449
	MetLife Inc.	3.000%	3/1/25	18,326	18,866
	MetLife Inc.	3.600%	11/13/25	8,861	9,274
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	38,197	38,889
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	61,451	63,139
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	14,475	14,628
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	43,983	45,091
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	27,188	27,537
[1]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	37,212	36,527
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	68,712	68,208
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	748	777
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	33,369	32,190
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	49,522	47,817
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	18,580	17,897
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	32,425	33,912
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	24,714	25,803
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	81,699	77,551
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	18,580	17,650
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	37,370	36,468
	Mizuho Financial Group Inc.	3.549%	3/5/23	18,175	18,540
[1]	Mizuho Financial Group Inc.	1.241%	7/10/24	30,978	30,645
[1]	Mizuho Financial Group Inc.	0.849%	9/8/24	21,585	21,173
[1]	Mizuho Financial Group Inc.	3.922%	9/11/24	28,595	29,348
[1]	Mizuho Financial Group Inc.	2.839%	7/16/25	19,158	19,318
[1]	Mizuho Financial Group Inc.	2.555%	9/13/25	14,930	14,945
	Mizuho Financial Group Inc.	2.651%	5/22/26	13,000	13,009
[1]	Mizuho Financial Group Inc.	2.226%	5/25/26	16,624	16,413
	Mizuho Financial Group Inc.	2.839%	9/13/26	20,282	20,375

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mizuho Financial Group Inc.	3.663%	2/28/27	13,630	14,247
	Mizuho Financial Group Inc.	1.234%	5/22/27	28,540	26,728
	Mizuho Financial Group Inc.	1.554%	7/9/27	7,944	7,521
[1]	Morgan Stanley	4.100%	5/22/23	45,630	46,827
	Morgan Stanley	0.731%	4/5/24	34,025	33,559
[1]	Morgan Stanley	3.737%	4/24/24	67,791	69,104
[1]	Morgan Stanley	3.875%	4/29/24	73,387	75,861
[1]	Morgan Stanley	3.700%	10/23/24	59,376	61,421
	Morgan Stanley	0.790%	5/30/25	83,143	80,187
[1]	Morgan Stanley	2.720%	7/22/25	50,584	50,881
[1]	Morgan Stanley	4.000%	7/23/25	68,081	71,353
[1]	Morgan Stanley	0.864%	10/21/25	33,036	31,706
[1]	Morgan Stanley	1.164%	10/21/25	43,905	42,412
	Morgan Stanley	5.000%	11/24/25	48,643	52,328
[1]	Morgan Stanley	3.875%	1/27/26	71,845	75,039
	Morgan Stanley	2.630%	2/18/26	20,000	20,016
[1]	Morgan Stanley	2.188%	4/28/26	67,551	66,645
[1]	Morgan Stanley	3.125%	7/27/26	83,471	85,049
[1]	Morgan Stanley	6.250%	8/9/26	12,465	14,271
[1]	Morgan Stanley	4.350%	9/8/26	54,177	57,535
	Morgan Stanley	0.985%	12/10/26	62,489	58,546
	Morgan Stanley	3.625%	1/20/27	71,626	74,687
	Morgan Stanley	1.593%	5/4/27	75,181	71,626
[1]	Morgan Stanley	1.512%	7/20/27	61,709	58,499
	Morgan Stanley	2.475%	1/21/28	46,190	45,419
	Nasdaq Inc.	0.445%	12/21/22	1,200	1,192
	Nasdaq Inc.	4.250%	6/1/24	11,860	12,360
	Nasdaq Inc.	3.850%	6/30/26	15,082	15,794
	National Australia Bank Ltd.	1.875%	12/13/22	6,470	6,507
	National Australia Bank Ltd.	2.875%	4/12/23	12,012	12,200
	National Australia Bank Ltd.	3.625%	6/20/23	12,058	12,374
	National Australia Bank Ltd.	3.375%	1/14/26	17,222	18,033
[1]	National Australia Bank Ltd.	2.500%	7/12/26	22,572	22,871
[1]	National Bank of Canada	0.550%	11/15/24	15,675	15,291
	NatWest Group plc	6.125%	12/15/22	3,959	4,085
	NatWest Group plc	6.100%	6/10/23	1,762	1,843
	NatWest Group plc	3.875%	9/12/23	74,052	75,841
	NatWest Group plc	6.000%	12/19/23	34,354	36,486
[1]	NatWest Group plc	2.359%	5/22/24	24,104	24,153
	NatWest Group plc	5.125%	5/28/24	25,206	26,476
[1]	NatWest Group plc	4.519%	6/25/24	35,017	36,030
[1]	NatWest Group plc	4.269%	3/22/25	47,530	49,155
	NatWest Group plc	4.800%	4/5/26	37,948	40,669
	NatWest Group plc	1.642%	6/14/27	3,780	3,590
[1]	NatWest Group plc	3.754%	11/1/29	24,367	24,673
[1]	New York Community Bancorp Inc.	5.900%	11/6/28	4,544	4,853
	Nomura Holdings Inc.	2.648%	1/16/25	33,921	34,028
	Nomura Holdings Inc.	1.851%	7/16/25	34,776	33,838
	Nomura Holdings Inc.	1.653%	7/14/26	12,175	11,566
	Nomura Holdings Inc.	2.329%	1/22/27	40,024	38,650
	Northern Trust Corp.	3.950%	10/30/25	17,028	18,052
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	8,676	8,729
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	1,661	1,580
	Old Republic International Corp.	4.875%	10/1/24	7,593	8,044
	Old Republic International Corp.	3.875%	8/26/26	13,675	14,278

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ORIX Corp.	4.050%	1/16/24	1,408	1,459
	ORIX Corp.	3.250%	12/4/24	18,127	18,560
	Owl Rock Capital Corp.	5.250%	4/15/24	10,332	10,719
	Owl Rock Capital Corp.	4.000%	3/30/25	12,118	12,224
	Owl Rock Capital Corp.	3.750%	7/22/25	15,475	15,311
	Owl Rock Capital Corp.	4.250%	1/15/26	11,199	11,296
	Owl Rock Capital Corp.	3.400%	7/15/26	22,520	21,576
	Owl Rock Capital Corp.	2.625%	1/15/27	13,857	12,735
[2]	OWL Rock Core Income Corp.	4.700%	2/8/27	6,100	6,038
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	5,886	5,536
	PayPal Holdings Inc.	1.350%	6/1/23	22,970	22,921
	PayPal Holdings Inc.	2.400%	10/1/24	32,830	33,115
	PayPal Holdings Inc.	1.650%	6/1/25	10,307	10,101
	PayPal Holdings Inc.	2.650%	10/1/26	30,711	31,034
	People's United Bank NA	4.000%	7/15/24	8,802	9,076
	People's United Financial Inc.	3.650%	12/6/22	9,852	9,958
[1]	PNC Bank NA	3.500%	6/8/23	10,029	10,252
	PNC Bank NA	3.800%	7/25/23	22,990	23,591
	PNC Bank NA	2.500%	8/27/24	15,103	15,266
[1]	PNC Bank NA	3.300%	10/30/24	13,129	13,553
[1]	PNC Bank NA	2.950%	2/23/25	10,867	11,152
[1]	PNC Bank NA	3.875%	4/10/25	14,866	15,511
[1]	PNC Bank NA	3.250%	6/1/25	12,446	12,868
[1]	PNC Bank NA	4.200%	11/1/25	12,846	13,629
	PNC Financial Services Group Inc.	3.500%	1/23/24	34,784	35,798
	PNC Financial Services Group Inc.	3.900%	4/29/24	13,027	13,526
	PNC Financial Services Group Inc.	2.200%	11/1/24	16,143	16,197
	PNC Financial Services Group Inc.	2.600%	7/23/26	24,154	24,492
	PNC Financial Services Group Inc.	1.150%	8/13/26	17,205	16,436
	Principal Financial Group Inc.	3.125%	5/15/23	6,304	6,409
	Principal Financial Group Inc.	3.400%	5/15/25	7,886	8,091
	Principal Financial Group Inc.	3.100%	11/15/26	5,620	5,749
	Progressive Corp.	2.450%	1/15/27	18,964	19,173
	Prospect Capital Corp.	5.875%	3/15/23	500	514
	Prospect Capital Corp.	3.706%	1/22/26	6,959	6,815
	Prospect Capital Corp.	3.364%	11/15/26	8,346	7,994
[1]	Prudential Financial Inc.	1.500%	3/10/26	18,119	17,732
[1]	Prudential Financial Inc.	5.625%	6/15/43	25,116	25,853
[1]	Prudential Financial Inc.	5.200%	3/15/44	10,552	10,653
[1]	Prudential Financial Inc.	5.375%	5/15/45	18,400	18,733
	Regions Financial Corp.	2.250%	5/18/25	20,022	20,052
[1]	Reinsurance Group of America Inc.	4.700%	9/15/23	6,318	6,569
	Reinsurance Group of America Inc.	3.950%	9/15/26	10,565	11,153
	RenaissanceRe Finance Inc.	3.700%	4/1/25	6,210	6,444
[1]	Royal Bank of Canada	1.600%	4/17/23	29,423	29,465
[1]	Royal Bank of Canada	3.700%	10/5/23	45,890	47,300
[1]	Royal Bank of Canada	0.500%	10/26/23	27,401	26,851
[1]	Royal Bank of Canada	0.425%	1/19/24	19,923	19,401
[1]	Royal Bank of Canada	2.550%	7/16/24	27,589	27,865
	Royal Bank of Canada	0.650%	7/29/24	9,727	9,390
[1]	Royal Bank of Canada	0.750%	10/7/24	16,612	16,028
[1]	Royal Bank of Canada	2.250%	11/1/24	47,135	47,170
[1]	Royal Bank of Canada	1.600%	1/21/25	7,830	7,696
[1]	Royal Bank of Canada	1.150%	6/10/25	42,982	41,384
[1]	Royal Bank of Canada	0.875%	1/20/26	28,544	26,956

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Royal Bank of Canada	4.650%	1/27/26	34,840	37,513
	Royal Bank of Canada	1.200%	4/27/26	40,926	38,872
[1]	Royal Bank of Canada	1.150%	7/14/26	16,672	15,786
[1]	Royal Bank of Canada	1.400%	11/2/26	17,431	16,614
[1]	Royal Bank of Canada	2.050%	1/21/27	10,463	10,250
	Santander Holdings USA Inc.	3.500%	6/7/24	32,794	33,468
	Santander Holdings USA Inc.	3.450%	6/2/25	10,391	10,567
	Santander Holdings USA Inc.	4.500%	7/17/25	24,922	26,130
	Santander Holdings USA Inc.	3.244%	10/5/26	36,359	36,738
	Santander Holdings USA Inc.	2.490%	1/6/28	10,425	10,126
[1]	Santander UK Group Holdings plc	4.796%	11/15/24	27,997	29,097
	Santander UK Group Holdings plc	1.089%	3/15/25	22,450	21,780
[1]	Santander UK Group Holdings plc	1.532%	8/21/26	16,325	15,573
	Santander UK Group Holdings plc	1.673%	6/14/27	27,000	25,508
	Santander UK Group Holdings plc	2.469%	1/11/28	21,575	20,885
	Santander UK plc	4.000%	3/13/24	25,482	26,421
	Santander UK plc	2.875%	6/18/24	16,411	16,634
[1]	Signature Bank	4.000%	10/15/30	7,050	7,145
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	7,374	7,506
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	7,847	7,464
[2]	Standard Chartered plc	2.819%	1/30/26	1,650	1,643
	State Street Corp.	3.100%	5/15/23	23,631	24,048
	State Street Corp.	3.700%	11/20/23	24,001	24,799
[1]	State Street Corp.	3.776%	12/3/24	20,897	21,564
	State Street Corp.	3.300%	12/16/24	26,282	27,190
	State Street Corp.	3.550%	8/18/25	26,687	27,860
[1]	State Street Corp.	2.354%	11/1/25	21,454	21,584
	State Street Corp.	2.901%	3/30/26	20,785	21,209
	State Street Corp.	2.650%	5/19/26	15,091	15,404
	State Street Corp.	2.203%	2/7/28	15,000	14,808
	Stifel Financial Corp.	4.250%	7/18/24	9,829	10,236
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	8,300	8,538
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	3,660	3,797
[1]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	8,683	8,949
[1]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	3,642	3,790
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	14,656	15,058
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	17,750	18,334
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	17,825	17,377
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	55,645	56,175
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	23,610	23,674
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	29,877	29,772
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	69,869	67,469
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	26,932	25,409
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	28,063	29,356
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	37,500	37,586
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	49,085	46,393
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	34,674	35,206
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	34,811	35,989
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	22,610	22,073
	SVB Financial Group	3.500%	1/29/25	4,521	4,660
	SVB Financial Group	1.800%	10/28/26	19,630	18,962
[1]	Svenska Handelsbanken AB	3.900%	11/20/23	40,286	41,790
	Swiss Re America Holding Corp.	7.000%	2/15/26	9,000	10,534
	Synchrony Financial	4.375%	3/19/24	18,010	18,632
	Synchrony Financial	4.250%	8/15/24	18,800	19,453

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Synchrony Financial	4.500%	7/23/25	19,599	20,554
	Synchrony Financial	3.700%	8/4/26	13,549	13,805
[1]	Toronto-Dominion Bank	1.900%	12/1/22	30,267	30,428
[1]	Toronto-Dominion Bank	0.300%	6/2/23	17,817	17,530
[1]	Toronto-Dominion Bank	0.750%	6/12/23	37,440	37,048
[1]	Toronto-Dominion Bank	3.500%	7/19/23	52,696	54,014
[1]	Toronto-Dominion Bank	0.450%	9/11/23	14,418	14,137
	Toronto-Dominion Bank	0.550%	3/4/24	12,717	12,355
[1]	Toronto-Dominion Bank	3.250%	3/11/24	40,694	41,760
[1]	Toronto-Dominion Bank	2.650%	6/12/24	32,527	32,943
	Toronto-Dominion Bank	1.250%	12/13/24	13,155	12,853
[1]	Toronto-Dominion Bank	1.450%	1/10/25	15,960	15,626
[1]	Toronto-Dominion Bank	1.150%	6/12/25	31,240	30,098
[1]	Toronto-Dominion Bank	0.750%	9/11/25	21,334	20,163
[1]	Toronto-Dominion Bank	0.750%	1/6/26	24,480	23,087
[1]	Toronto-Dominion Bank	1.200%	6/3/26	19,861	18,903
[1]	Toronto-Dominion Bank	1.250%	9/10/26	31,570	29,944
[1]	Toronto-Dominion Bank	1.950%	1/12/27	15,150	14,798
[1]	Toronto-Dominion Bank	3.625%	9/15/31	44,580	45,956
	Trinity Acquisition plc	4.400%	3/15/26	7,210	7,669
[1]	Truist Bank	1.250%	3/9/23	20,598	20,553
[1]	Truist Bank	2.750%	5/1/23	12,804	12,973
[1]	Truist Bank	3.200%	4/1/24	50,891	52,254
[1]	Truist Bank	3.689%	8/2/24	11,261	11,552
[1]	Truist Bank	2.150%	12/6/24	42,603	42,746
[1]	Truist Bank	1.500%	3/10/25	26,725	26,288
[1]	Truist Bank	3.625%	9/16/25	27,465	28,615
[1]	Truist Bank	4.050%	11/3/25	7,821	8,312
[1]	Truist Bank	3.300%	5/15/26	20,882	21,616
[1]	Truist Bank	3.800%	10/30/26	17,566	18,506
[1]	Truist Bank	2.636%	9/17/29	6,337	6,362
[1]	Truist Financial Corp.	2.200%	3/16/23	13,610	13,683
[1]	Truist Financial Corp.	3.750%	12/6/23	25,584	26,399
[1]	Truist Financial Corp.	2.500%	8/1/24	28,441	28,767
[1]	Truist Financial Corp.	2.850%	10/26/24	13,751	14,013
	Truist Financial Corp.	4.000%	5/1/25	26,323	27,626
[1]	Truist Financial Corp.	3.700%	6/5/25	24,354	25,449
[1]	Truist Financial Corp.	1.200%	8/5/25	5,742	5,536
[1]	Truist Financial Corp.	1.267%	3/2/27	37,615	35,934
	Unum Group	4.000%	3/15/24	7,950	8,234
[1]	US Bancorp	3.700%	1/30/24	24,268	25,128
	US Bancorp	3.375%	2/5/24	45,318	46,590
	US Bancorp	2.400%	7/30/24	31,666	32,023
[1]	US Bancorp	3.600%	9/11/24	17,404	18,057
	US Bancorp	1.450%	5/12/25	15,931	15,579
[1]	US Bancorp	3.950%	11/17/25	12,979	13,757
[1]	US Bancorp	3.100%	4/27/26	23,746	24,420
[1]	US Bancorp	2.375%	7/22/26	32,685	32,910
[1]	US Bancorp	2.215%	1/27/28	12,920	12,765
[1]	US Bank NA	3.400%	7/24/23	23,328	23,869
[1]	US Bank NA	2.050%	1/21/25	19,971	19,986
[1]	US Bank NA	2.800%	1/27/25	38,628	39,398
	Valley National Bancorp	3.000%	6/15/31	985	968
	Visa Inc.	2.800%	12/14/22	60,658	61,356
	Visa Inc.	3.150%	12/14/25	82,719	85,729

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Voya Financial Inc.	3.650%	6/15/26	18,789	19,715
[1]	Voya Financial Inc.	5.650%	5/15/53	9,260	9,348
	Wachovia Corp.	7.574%	8/1/26	3,333	3,958
[1]	Wells Fargo & Co.	3.450%	2/13/23	1	1
	Wells Fargo & Co.	4.125%	8/15/23	30,642	31,597
	Wells Fargo & Co.	4.480%	1/16/24	15,705	16,403
[1]	Wells Fargo & Co.	3.750%	1/24/24	64,436	66,437
[1]	Wells Fargo & Co.	1.654%	6/2/24	62,139	61,983
[1]	Wells Fargo & Co.	3.300%	9/9/24	48,556	49,804
[1]	Wells Fargo & Co.	3.000%	2/19/25	60,802	61,906
[1]	Wells Fargo & Co.	0.805%	5/19/25	5,540	5,364
[1]	Wells Fargo & Co.	3.550%	9/29/25	61,886	64,146
[1]	Wells Fargo & Co.	2.406%	10/30/25	69,793	69,595
[1]	Wells Fargo & Co.	2.164%	2/11/26	69,405	68,582
	Wells Fargo & Co.	3.000%	4/22/26	82,179	83,301
[1]	Wells Fargo & Co.	2.188%	4/30/26	77,229	76,244
[1]	Wells Fargo & Co.	4.100%	6/3/26	11,372	11,982
	Wells Fargo & Co.	3.000%	10/23/26	92,884	94,180
[1]	Wells Fargo & Co.	3.196%	6/17/27	73,569	74,775
	Western Alliance Bancorp	3.000%	6/15/31	12,400	12,295
	Western Union Co.	4.250%	6/9/23	857	878
	Western Union Co.	2.850%	1/10/25	18,464	18,699
	Western Union Co.	1.350%	3/15/26	12,493	11,922
	Westpac Banking Corp.	2.000%	1/13/23	14,078	14,182
	Westpac Banking Corp.	3.650%	5/15/23	11,229	11,521
	Westpac Banking Corp.	3.300%	2/26/24	29,513	30,386
	Westpac Banking Corp.	2.350%	2/19/25	29,922	30,169
	Westpac Banking Corp.	2.850%	5/13/26	30,764	31,574
	Westpac Banking Corp.	1.150%	6/3/26	27,364	26,197
	Westpac Banking Corp.	2.700%	8/19/26	23,306	23,738
[1]	Westpac Banking Corp.	2.894%	2/4/30	32,578	32,190
[1]	Westpac Banking Corp.	4.322%	11/23/31	50,968	53,162
	Willis North America Inc.	3.600%	5/15/24	24,615	25,250
	XLIT Ltd.	4.450%	3/31/25	12,789	13,498
					21,020,445
Health Care (8.6%)
	Abbott Laboratories	3.400%	11/30/23	22,540	23,176
	Abbott Laboratories	2.950%	3/15/25	16,836	17,272
	Abbott Laboratories	3.875%	9/15/25	9,492	10,026
[4]	Abbott Laboratories	3.750%	11/30/26	46,118	49,196
	AbbVie Inc.	2.800%	3/15/23	8,300	8,386
	AbbVie Inc.	2.850%	5/14/23	22,533	22,817
	AbbVie Inc.	3.750%	11/14/23	21,788	22,467
	AbbVie Inc.	3.850%	6/15/24	24,172	25,001
	AbbVie Inc.	2.600%	11/21/24	75,819	76,506
	AbbVie Inc.	3.800%	3/15/25	72,152	74,941
	AbbVie Inc.	3.600%	5/14/25	90,442	93,465
	AbbVie Inc.	3.200%	5/14/26	39,852	40,891
	AbbVie Inc.	2.950%	11/21/26	107,717	109,500
	Aetna Inc.	2.750%	11/15/22	235	236
	Aetna Inc.	2.800%	6/15/23	19,668	19,922
	Aetna Inc.	3.500%	11/15/24	26,996	27,791
	Agilent Technologies Inc.	3.875%	7/15/23	8,360	8,556
	Agilent Technologies Inc.	3.050%	9/22/26	7,225	7,385
	AmerisourceBergen Corp.	0.737%	3/15/23	15,000	14,872

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AmerisourceBergen Corp.	3.400%	5/15/24	20,491	21,019
	AmerisourceBergen Corp.	3.250%	3/1/25	14,368	14,748
	Amgen Inc.	2.250%	8/19/23	5,824	5,874
	Amgen Inc.	3.625%	5/22/24	29,353	30,329
	Amgen Inc.	1.900%	2/21/25	18,975	18,862
	Amgen Inc.	3.125%	5/1/25	17,856	18,264
	Amgen Inc.	2.600%	8/19/26	24,067	24,285
	Amgen Inc.	2.200%	2/21/27	37,387	36,850
	Anthem Inc.	0.450%	3/15/23	7,710	7,627
	Anthem Inc.	3.500%	8/15/24	31,833	32,748
	Anthem Inc.	3.350%	12/1/24	20,103	20,694
	Anthem Inc.	2.375%	1/15/25	35,983	36,156
	Anthem Inc.	1.500%	3/15/26	22,472	21,738
	AstraZeneca Finance LLC	0.700%	5/28/24	33,340	32,462
	AstraZeneca Finance LLC	1.200%	5/28/26	50,531	48,447
	AstraZeneca plc	0.300%	5/26/23	20,720	20,439
	AstraZeneca plc	3.500%	8/17/23	31,092	31,909
	AstraZeneca plc	3.375%	11/16/25	43,854	45,677
	AstraZeneca plc	0.700%	4/8/26	17,279	16,241
	Baxalta Inc.	4.000%	6/23/25	15,978	16,701
[2]	Baxter International Inc.	0.868%	12/1/23	35,686	35,039
[2]	Baxter International Inc.	1.322%	11/29/24	30,464	29,639
	Baxter International Inc.	2.600%	8/15/26	16,487	16,584
[2]	Baxter International Inc.	1.915%	2/1/27	38,725	37,569
	Becton Dickinson & Co.	3.363%	6/6/24	35,591	36,482
	Becton Dickinson & Co.	3.734%	12/15/24	13,017	13,467
	Biogen Inc.	4.050%	9/15/25	34,846	36,428
[3]	Bio-Rad Laboratories Inc.	3.300%	3/15/27	6,850	6,901
	Boston Scientific Corp.	3.450%	3/1/24	20,096	20,611
	Boston Scientific Corp.	3.850%	5/15/25	4,843	5,057
	Boston Scientific Corp.	1.900%	6/1/25	26,791	26,332
	Boston Scientific Corp.	3.750%	3/1/26	19,408	20,290
	Bristol-Myers Squibb Co.	3.250%	11/1/23	11,934	12,256
	Bristol-Myers Squibb Co.	0.537%	11/13/23	12,225	12,021
	Bristol-Myers Squibb Co.	2.900%	7/26/24	80,491	82,413
	Bristol-Myers Squibb Co.	3.875%	8/15/25	56,212	59,291
	Bristol-Myers Squibb Co.	0.750%	11/13/25	15,440	14,651
	Bristol-Myers Squibb Co.	3.200%	6/15/26	52,991	55,210
	Bristol-Myers Squibb Co.	3.250%	2/27/27	7,337	7,674
	Cardinal Health Inc.	3.200%	3/15/23	12,200	12,384
	Cardinal Health Inc.	3.079%	6/15/24	13,640	13,890
	Cardinal Health Inc.	3.500%	11/15/24	4,998	5,145
	Cardinal Health Inc.	3.750%	9/15/25	8,755	9,114
[1]	Cigna Corp.	3.000%	7/15/23	28,613	29,047
	Cigna Corp.	3.750%	7/15/23	17,862	18,334
	Cigna Corp.	0.613%	3/15/24	6,175	6,023
[1]	Cigna Corp.	3.500%	6/15/24	16,219	16,657
[1]	Cigna Corp.	3.250%	4/15/25	17,237	17,614
	Cigna Corp.	4.125%	11/15/25	69,801	73,530
[1]	Cigna Corp.	4.500%	2/25/26	23,082	24,720
	Cigna Corp.	1.250%	3/15/26	14,614	13,980
	CommonSpirit Health	2.760%	10/1/24	14,247	14,369
	CommonSpirit Health	1.547%	10/1/25	15,850	15,291
	CVS Health Corp.	2.750%	12/1/22	22,466	22,631
	CVS Health Corp.	4.750%	12/1/22	11,116	11,304

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	3.375%	8/12/24	16,481	16,928
	CVS Health Corp.	2.625%	8/15/24	25,007	25,302
	CVS Health Corp.	4.100%	3/25/25	12,601	13,223
	CVS Health Corp.	3.875%	7/20/25	51,876	54,227
	CVS Health Corp.	2.875%	6/1/26	41,125	41,607
	CVS Health Corp.	3.000%	8/15/26	15,979	16,256
	Danaher Corp.	3.350%	9/15/25	8,526	8,826
	DH Europe Finance II Sarl	2.200%	11/15/24	14,025	14,034
	Eli Lilly & Co.	2.750%	6/1/25	8,430	8,604
	Gilead Sciences Inc.	2.500%	9/1/23	28,621	28,935
	Gilead Sciences Inc.	0.750%	9/29/23	15,624	15,399
	Gilead Sciences Inc.	3.700%	4/1/24	48,511	50,081
	Gilead Sciences Inc.	3.500%	2/1/25	34,675	35,872
	Gilead Sciences Inc.	3.650%	3/1/26	53,533	55,856
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	32,086	32,531
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	28,486	29,115
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	19,496	20,396
	GlaxoSmithKline Capital plc	0.534%	10/1/23	24,033	23,633
	GlaxoSmithKline Capital plc	3.000%	6/1/24	19,901	20,348
	HCA Inc.	4.750%	5/1/23	24,871	25,617
	HCA Inc.	5.000%	3/15/24	33,800	35,525
	HCA Inc.	5.250%	4/15/25	41,388	44,444
	HCA Inc.	5.250%	6/15/26	34,370	37,240
	HCA Inc.	4.500%	2/15/27	17,972	19,032
	Humana Inc.	0.650%	8/3/23	12,922	12,723
	Humana Inc.	3.850%	10/1/24	14,646	15,190
	Humana Inc.	4.500%	4/1/25	14,592	15,499
	Humana Inc.	1.350%	2/3/27	2,586	2,436
	Illumina Inc.	0.550%	3/23/23	11,064	10,919
	Johnson & Johnson	2.050%	3/1/23	7,832	7,890
	Johnson & Johnson	3.375%	12/5/23	16,984	17,583
	Johnson & Johnson	2.625%	1/15/25	9,224	9,421
	Johnson & Johnson	0.550%	9/1/25	20,288	19,318
	Johnson & Johnson	2.450%	3/1/26	45,585	46,409
	Laboratory Corp. of America Holdings	4.000%	11/1/23	2,873	2,957
	Laboratory Corp. of America Holdings	3.250%	9/1/24	9,109	9,287
	Laboratory Corp. of America Holdings	2.300%	12/1/24	12,349	12,345
	Laboratory Corp. of America Holdings	3.600%	2/1/25	13,898	14,293
	Laboratory Corp. of America Holdings	1.550%	6/1/26	17,558	16,833
	McKesson Corp.	2.700%	12/15/22	5,500	5,545
	McKesson Corp.	2.850%	3/15/23	10,450	10,566
	McKesson Corp.	3.796%	3/15/24	23,181	23,915
	McKesson Corp.	0.900%	12/3/25	14,690	13,897
	Medtronic Inc.	3.500%	3/15/25	41,232	43,002
	Merck & Co. Inc.	2.800%	5/18/23	46,354	47,152
	Merck & Co. Inc.	2.900%	3/7/24	12,752	13,043
	Merck & Co. Inc.	2.750%	2/10/25	43,621	44,624
	Merck & Co. Inc.	0.750%	2/24/26	35,999	34,286
	Mylan Inc.	4.200%	11/29/23	19,761	20,322
	Novartis Capital Corp.	3.400%	5/6/24	31,939	33,011
	Novartis Capital Corp.	1.750%	2/14/25	36,524	36,312
	Novartis Capital Corp.	3.000%	11/20/25	31,204	32,196
	Novartis Capital Corp.	2.000%	2/14/27	38,386	38,054
[1]	PeaceHealth Obligated Group	1.375%	11/15/25	7,545	7,317
	PerkinElmer Inc.	0.550%	9/15/23	8,000	7,844

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PerkinElmer Inc.	0.850%	9/15/24	12,925	12,490
	Pfizer Inc.	3.000%	6/15/23	19,109	19,484
	Pfizer Inc.	3.200%	9/15/23	17,711	18,154
	Pfizer Inc.	2.950%	3/15/24	26,214	26,828
	Pfizer Inc.	3.400%	5/15/24	18,548	19,211
	Pfizer Inc.	0.800%	5/28/25	14,416	13,909
	Pfizer Inc.	2.750%	6/3/26	25,163	25,862
	Pfizer Inc.	3.000%	12/15/26	31,011	32,267
[1]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	5,773	5,897
	Quest Diagnostics Inc.	4.250%	4/1/24	9,096	9,460
	Quest Diagnostics Inc.	3.500%	3/30/25	16,858	17,376
	Quest Diagnostics Inc.	3.450%	6/1/26	11,945	12,367
	Royalty Pharma plc	0.750%	9/2/23	23,570	23,140
	Royalty Pharma plc	1.200%	9/2/25	32,347	30,693
	Sanofi	3.375%	6/19/23	9,912	10,142
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	67,482	68,387
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	64,252	65,940
[1]	SSM Health Care Corp.	3.688%	6/1/23	8,483	8,644
	Stryker Corp.	0.600%	12/1/23	5,568	5,449
	Stryker Corp.	3.375%	5/15/24	17,791	18,224
	Stryker Corp.	1.150%	6/15/25	15,807	15,231
	Stryker Corp.	3.375%	11/1/25	20,434	21,093
	Stryker Corp.	3.500%	3/15/26	21,465	22,296
[1]	Sutter Health	1.321%	8/15/25	6,024	5,801
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	48,489	50,336
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	22,000	21,693
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	38,160	37,314
	UnitedHealth Group Inc.	2.875%	3/15/23	24,680	25,107
	UnitedHealth Group Inc.	3.500%	6/15/23	24,549	25,175
	UnitedHealth Group Inc.	3.500%	2/15/24	23,755	24,575
	UnitedHealth Group Inc.	2.375%	8/15/24	15,205	15,388
	UnitedHealth Group Inc.	3.750%	7/15/25	47,208	49,493
	UnitedHealth Group Inc.	3.700%	12/15/25	10,634	11,200
	UnitedHealth Group Inc.	1.250%	1/15/26	6,877	6,645
	UnitedHealth Group Inc.	3.100%	3/15/26	19,587	20,271
	UnitedHealth Group Inc.	1.150%	5/15/26	22,329	21,451
	UnitedHealth Group Inc.	3.450%	1/15/27	19,119	20,116
[2]	Universal Health Services Inc.	1.650%	9/1/26	8,395	7,990
[1]	UPMC	3.600%	4/3/25	7,900	8,115
	Utah Acquisition Sub Inc.	3.950%	6/15/26	53,095	54,830
	Viatris Inc.	1.650%	6/22/25	21,901	21,169
	Wyeth LLC	6.450%	2/1/24	14,555	15,801
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	12,867	12,576
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	23,358	23,722
	Zoetis Inc.	4.500%	11/13/25	17,064	18,216
					4,282,172
Industrials (6.5%)
	3M Co.	1.750%	2/14/23	11,190	11,237
[1]	3M Co.	2.250%	3/15/23	18,649	18,812
[1]	3M Co.	3.250%	2/14/24	25,954	26,718
	3M Co.	2.000%	2/14/25	17,889	17,838
	3M Co.	2.650%	4/15/25	5,992	6,081
[1]	3M Co.	3.000%	8/7/25	10,938	11,255
[1]	3M Co.	2.250%	9/19/26	5,376	5,373
	Allegion US Holding Co. Inc.	3.200%	10/1/24	8,846	8,963

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amphenol Corp.	3.200%	4/1/24	6,973	7,116
	Amphenol Corp.	2.050%	3/1/25	9,496	9,423
[1]	BNSF Funding Trust I	6.613%	12/15/55	8,511	9,170
	Boeing Co.	1.167%	2/4/23	6,126	6,086
	Boeing Co.	2.800%	3/1/23	19,376	19,578
	Boeing Co.	4.508%	5/1/23	76,984	79,127
	Boeing Co.	1.875%	6/15/23	20,181	20,156
	Boeing Co.	1.950%	2/1/24	24,114	24,026
	Boeing Co.	1.433%	2/4/24	34,075	33,529
	Boeing Co.	2.800%	3/1/24	12,794	12,944
	Boeing Co.	2.850%	10/30/24	7,328	7,402
	Boeing Co.	4.875%	5/1/25	88,105	93,682
	Boeing Co.	2.600%	10/30/25	8,214	8,166
	Boeing Co.	2.750%	2/1/26	33,945	33,956
	Boeing Co.	2.196%	2/4/26	115,886	112,231
	Boeing Co.	3.100%	5/1/26	19,077	19,247
	Boeing Co.	2.250%	6/15/26	15,693	15,321
	Boeing Co.	2.700%	2/1/27	20,000	19,728
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	12,548	12,707
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	29,619	30,441
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	16,647	17,225
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	18,564	19,133
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	8,106	8,292
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	10,942	11,438
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	5,188	6,053
	Canadian National Railway Co.	2.950%	11/21/24	5,252	5,350
	Canadian National Railway Co.	2.750%	3/1/26	12,722	12,972
	Canadian Pacific Railway Co.	4.450%	3/15/23	4,487	4,588
	Canadian Pacific Railway Co.	1.350%	12/2/24	28,020	27,366
	Canadian Pacific Railway Co.	2.900%	2/1/25	15,988	16,293
	Canadian Pacific Railway Co.	1.750%	12/2/26	27,157	26,373
	Carrier Global Corp.	2.242%	2/15/25	47,856	47,797
	Carrier Global Corp.	2.493%	2/15/27	26,993	26,882
	Caterpillar Financial Services Corp.	0.250%	3/1/23	20,687	20,466
[1]	Caterpillar Financial Services Corp.	2.625%	3/1/23	9,806	9,916
[1]	Caterpillar Financial Services Corp.	3.450%	5/15/23	11,067	11,331
	Caterpillar Financial Services Corp.	0.650%	7/7/23	17,980	17,775
[1]	Caterpillar Financial Services Corp.	0.450%	9/14/23	25,439	25,008
[1]	Caterpillar Financial Services Corp.	3.750%	11/24/23	13,393	13,891
[1]	Caterpillar Financial Services Corp.	3.650%	12/7/23	14,157	14,653
[1]	Caterpillar Financial Services Corp.	0.950%	1/10/24	22,002	21,723
[1]	Caterpillar Financial Services Corp.	2.850%	5/17/24	11,875	12,121
[1]	Caterpillar Financial Services Corp.	3.300%	6/9/24	11,454	11,813
[1]	Caterpillar Financial Services Corp.	0.600%	9/13/24	12,440	12,033
[1]	Caterpillar Financial Services Corp.	2.150%	11/8/24	16,597	16,678
[1]	Caterpillar Financial Services Corp.	3.250%	12/1/24	13,629	14,081
[1]	Caterpillar Financial Services Corp.	1.450%	5/15/25	19,619	19,195
[1]	Caterpillar Financial Services Corp.	0.800%	11/13/25	14,867	14,167
	Caterpillar Financial Services Corp.	0.900%	3/2/26	20,651	19,683
	Caterpillar Financial Services Corp.	2.400%	8/9/26	14,579	14,705
[1]	Caterpillar Financial Services Corp.	1.150%	9/14/26	37,715	36,011
[1]	Caterpillar Financial Services Corp.	1.700%	1/8/27	14,177	13,845
	Caterpillar Inc.	3.400%	5/15/24	16,353	16,890
	CNH Industrial Capital LLC	1.950%	7/2/23	11,674	11,674
	CNH Industrial Capital LLC	4.200%	1/15/24	12,726	13,157

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CNH Industrial Capital LLC	1.875%	1/15/26	12,772	12,445
	CNH Industrial Capital LLC	1.450%	7/15/26	8,531	8,102
	CNH Industrial NV	4.500%	8/15/23	13,870	14,327
[1]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	5,567	5,657
	Crane Co.	4.450%	12/15/23	4,545	4,715
	CSX Corp.	3.400%	8/1/24	16,207	16,695
	CSX Corp.	3.350%	11/1/25	9,526	9,850
	CSX Corp.	2.600%	11/1/26	16,691	16,874
	Cummins Inc.	3.650%	10/1/23	5,258	5,391
	Cummins Inc.	0.750%	9/1/25	13,027	12,405
	Deere & Co.	2.750%	4/15/25	20,510	20,900
[2]	Delta Air Lines Inc.	7.000%	5/1/25	5,901	6,552
[2]	Delta Air Lines Inc.	4.500%	10/20/25	3,600	3,697
[1]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	5,866	5,971
	Dover Corp.	3.150%	11/15/25	7,962	8,208
	Emerson Electric Co.	2.625%	2/15/23	6,930	6,994
	Emerson Electric Co.	3.150%	6/1/25	7,631	7,860
	Emerson Electric Co.	0.875%	10/15/26	18,908	17,843
	FedEx Corp.	3.250%	4/1/26	13,565	14,110
	Fortive Corp.	3.150%	6/15/26	19,070	19,639
	General Dynamics Corp.	3.375%	5/15/23	26,447	26,993
	General Dynamics Corp.	1.875%	8/15/23	11,880	11,926
	General Dynamics Corp.	3.250%	4/1/25	13,398	13,825
	General Dynamics Corp.	3.500%	5/15/25	8,792	9,127
	General Dynamics Corp.	2.125%	8/15/26	20,914	20,878
[1]	General Electric Co.	3.150%	9/7/22	2	2
	Honeywell International Inc.	3.350%	12/1/23	6,940	7,130
	Honeywell International Inc.	2.300%	8/15/24	17,797	17,978
	Honeywell International Inc.	1.350%	6/1/25	22,472	21,956
	Honeywell International Inc.	2.500%	11/1/26	32,899	33,330
[2]	Huntington Ingalls Industries Inc.	0.670%	8/16/23	5,930	5,813
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	12,906	13,355
	Illinois Tool Works Inc.	3.500%	3/1/24	20,875	21,493
	Illinois Tool Works Inc.	2.650%	11/15/26	17,780	18,178
	JB Hunt Transport Services Inc.	3.875%	3/1/26	17,616	18,567
[1]	John Deere Capital Corp.	2.800%	3/6/23	21,461	21,758
[1]	John Deere Capital Corp.	1.200%	4/6/23	8,370	8,351
[1]	John Deere Capital Corp.	3.450%	6/7/23	9,523	9,756
[1]	John Deere Capital Corp.	0.700%	7/5/23	13,509	13,356
[1]	John Deere Capital Corp.	0.400%	10/10/23	8,490	8,341
	John Deere Capital Corp.	3.650%	10/12/23	13,317	13,743
[1]	John Deere Capital Corp.	0.900%	1/10/24	11,005	10,846
[1]	John Deere Capital Corp.	3.450%	1/10/24	9,389	9,680
[1]	John Deere Capital Corp.	0.450%	1/17/24	11,656	11,396
[1]	John Deere Capital Corp.	2.600%	3/7/24	13,784	14,012
[1]	John Deere Capital Corp.	0.450%	6/7/24	12,022	11,661
[1]	John Deere Capital Corp.	3.350%	6/12/24	15,130	15,593
[1]	John Deere Capital Corp.	2.650%	6/24/24	18,117	18,416
[1]	John Deere Capital Corp.	0.625%	9/10/24	7,585	7,369
[1]	John Deere Capital Corp.	2.050%	1/9/25	12,379	12,407
[1]	John Deere Capital Corp.	1.250%	1/10/25	6,367	6,242
[1]	John Deere Capital Corp.	3.450%	3/13/25	11,887	12,380
[1]	John Deere Capital Corp.	3.400%	9/11/25	10,255	10,676
[1]	John Deere Capital Corp.	0.700%	1/15/26	20,141	19,115

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	John Deere Capital Corp.	2.650%	6/10/26	15,146	15,442
[1]	John Deere Capital Corp.	1.050%	6/17/26	15,112	14,440
[1]	John Deere Capital Corp.	2.250%	9/14/26	10,928	10,986
[1]	John Deere Capital Corp.	1.300%	10/13/26	7,411	7,134
[1]	John Deere Capital Corp.	1.700%	1/11/27	7,153	6,993
[1]	Johnson Controls International plc	3.625%	7/2/24	7,699	7,950
[1]	Johnson Controls International plc	3.900%	2/14/26	11,038	11,627
[1]	Kansas City Southern	3.000%	5/15/23	4,042	4,079
	Keysight Technologies Inc.	4.550%	10/30/24	13,606	14,319
	L3Harris Technologies Inc.	3.850%	6/15/23	17,444	17,877
	L3Harris Technologies Inc.	3.950%	5/28/24	8,948	9,272
	L3Harris Technologies Inc.	3.832%	4/27/25	13,600	14,172
	L3Harris Technologies Inc.	3.850%	12/15/26	5,241	5,502
	Lennox International Inc.	3.000%	11/15/23	5,712	5,796
	Lennox International Inc.	1.350%	8/1/25	8,776	8,445
	Lockheed Martin Corp.	2.900%	3/1/25	17,190	17,589
	Lockheed Martin Corp.	3.550%	1/15/26	41,629	43,773
	Norfolk Southern Corp.	3.850%	1/15/24	6,628	6,837
	Norfolk Southern Corp.	3.650%	8/1/25	3,463	3,611
	Norfolk Southern Corp.	2.900%	6/15/26	16,848	17,258
	Northrop Grumman Corp.	3.250%	8/1/23	26,599	27,175
	Northrop Grumman Corp.	2.930%	1/15/25	25,405	25,889
	Northrop Grumman Corp.	3.200%	2/1/27	17,080	17,563
	Otis Worldwide Corp.	2.056%	4/5/25	34,469	34,184
[1]	PACCAR Financial Corp.	2.650%	4/6/23	6,477	6,573
[1]	PACCAR Financial Corp.	0.800%	6/8/23	10,616	10,530
	PACCAR Financial Corp.	3.400%	8/9/23	9,511	9,749
[1]	PACCAR Financial Corp.	0.350%	8/11/23	7,264	7,154
[1]	PACCAR Financial Corp.	0.350%	2/2/24	5,980	5,820
[1]	PACCAR Financial Corp.	2.150%	8/15/24	9,867	9,918
[1]	PACCAR Financial Corp.	0.900%	11/8/24	7,975	7,773
[1]	PACCAR Financial Corp.	1.800%	2/6/25	13,786	13,668
	Parker-Hannifin Corp.	2.700%	6/14/24	17,172	17,394
[1]	Parker-Hannifin Corp.	3.300%	11/21/24	9,143	9,357
	Precision Castparts Corp.	3.250%	6/15/25	24,457	25,349
	Raytheon Technologies Corp.	3.700%	12/15/23	8,856	9,112
	Raytheon Technologies Corp.	3.200%	3/15/24	24,341	24,933
	Raytheon Technologies Corp.	3.950%	8/16/25	42,416	44,719
	Republic Services Inc.	4.750%	5/15/23	5,684	5,850
	Republic Services Inc.	2.500%	8/15/24	28,741	29,023
	Republic Services Inc.	3.200%	3/15/25	16,138	16,517
	Republic Services Inc.	0.875%	11/15/25	9,540	9,007
	Republic Services Inc.	2.900%	7/1/26	6,247	6,354
	Rockwell Automation Inc.	0.350%	8/15/23	9,661	9,499
	Rockwell Automation Inc.	2.875%	3/1/25	5,351	5,476
[1]	Ryder System Inc.	3.400%	3/1/23	14,993	15,233
[1]	Ryder System Inc.	3.750%	6/9/23	11,259	11,508
[1]	Ryder System Inc.	3.875%	12/1/23	6,463	6,664
[1]	Ryder System Inc.	3.650%	3/18/24	20,202	20,809
[1]	Ryder System Inc.	2.500%	9/1/24	7,988	8,021
[1]	Ryder System Inc.	4.625%	6/1/25	7,668	8,157
[1]	Ryder System Inc.	3.350%	9/1/25	8,928	9,145
[1]	Ryder System Inc.	1.750%	9/1/26	6,335	6,097
[1]	Ryder System Inc.	2.900%	12/1/26	10,939	11,039
[1]	Ryder System Inc.	2.850%	3/1/27	2,000	2,006

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwest Airlines Co.	4.750%	5/4/23	16,676	17,234
	Southwest Airlines Co.	5.250%	5/4/25	39,989	43,126
	Southwest Airlines Co.	3.000%	11/15/26	3,085	3,122
	Teledyne Technologies Inc.	0.650%	4/1/23	11,647	11,516
	Teledyne Technologies Inc.	0.950%	4/1/24	15,198	14,846
	Teledyne Technologies Inc.	1.600%	4/1/26	16,575	15,979
	Textron Inc.	4.300%	3/1/24	7,242	7,518
	Textron Inc.	3.875%	3/1/25	6,367	6,639
	Textron Inc.	4.000%	3/15/26	10,208	10,727
	Timken Co.	3.875%	9/1/24	6,705	6,907
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	14,814	15,265
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	8,041	8,305
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	9,333	9,743
	Trimble Inc.	4.150%	6/15/23	7,071	7,254
	Trimble Inc.	4.750%	12/1/24	8,752	9,233
	Tyco Electronics Group SA	3.450%	8/1/24	8,016	8,230
	Tyco Electronics Group SA	3.700%	2/15/26	6,026	6,316
	Union Pacific Corp.	2.750%	4/15/23	4,298	4,344
	Union Pacific Corp.	3.500%	6/8/23	15,748	16,103
	Union Pacific Corp.	3.646%	2/15/24	14,146	14,579
	Union Pacific Corp.	3.150%	3/1/24	17,161	17,588
	Union Pacific Corp.	3.750%	3/15/24	12,090	12,496
	Union Pacific Corp.	3.250%	1/15/25	6,031	6,196
	Union Pacific Corp.	3.750%	7/15/25	5,547	5,811
	Union Pacific Corp.	3.250%	8/15/25	8,769	9,041
	Union Pacific Corp.	2.750%	3/1/26	16,623	16,874
[1]	United Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	6,581	6,704
[1]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	8,391	8,669
[1]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	10,256	10,469
[1]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	8,639	8,790
[1]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	17,021	17,281
	United Parcel Service Inc.	2.500%	4/1/23	25,819	26,096
	United Parcel Service Inc.	2.200%	9/1/24	11,201	11,302
	United Parcel Service Inc.	2.800%	11/15/24	16,934	17,301
	United Parcel Service Inc.	3.900%	4/1/25	15,858	16,683
	United Parcel Service Inc.	2.400%	11/15/26	5,824	5,877
	Vontier Corp.	1.800%	4/1/26	11,090	10,359
	Waste Management Inc.	2.400%	5/15/23	21,240	21,402
	Waste Management Inc.	0.750%	11/15/25	8,714	8,235
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	14,277	14,791
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	14,232	14,370
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	17,108	17,350
	WW Grainger Inc.	1.850%	2/15/25	11,179	11,088
	Xylem Inc.	3.250%	11/1/26	10,155	10,429
					3,237,330
Materials (1.7%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	8,708	8,973
	Air Products and Chemicals Inc.	1.500%	10/15/25	14,142	13,832
	Albemarle Corp.	4.150%	12/1/24	6,910	7,200
	ArcelorMittal SA	4.550%	3/11/26	13,626	14,310
	Berry Global Inc.	0.950%	2/15/24	16,348	15,898
	Berry Global Inc.	1.570%	1/15/26	35,358	33,678
	Berry Global Inc.	1.650%	1/15/27	4,681	4,353
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	10,095	10,441
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	7,484	8,657

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carlisle Cos. Inc.	3.500%	12/1/24	9,531	9,830
	Celanese US Holdings LLC	3.500%	5/8/24	12,273	12,521
	Celanese US Holdings LLC	1.400%	8/5/26	9,980	9,387
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	8,345	8,633
	CF Industries Inc.	3.450%	6/1/23	11,437	11,640
	Dow Chemical Co.	4.550%	11/30/25	427	458
	Dow Chemical Co.	3.625%	5/15/26	16,560	17,295
	DuPont de Nemours Inc.	4.205%	11/15/23	48,708	50,470
	DuPont de Nemours Inc.	4.493%	11/15/25	37,748	40,228
	Eastman Chemical Co.	3.800%	3/15/25	14,569	15,100
	Ecolab Inc.	0.900%	12/15/23	5,695	5,600
	Ecolab Inc.	2.700%	11/1/26	18,160	18,495
	Ecolab Inc.	1.650%	2/1/27	11,350	11,043
	EI du Pont de Nemours & Co.	1.700%	7/15/25	11,338	11,110
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	7,935	8,152
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	15,075	16,209
	FMC Corp.	4.100%	2/1/24	7,005	7,222
	FMC Corp.	3.200%	10/1/26	11,000	11,250
	Freeport-McMoRan Inc.	3.875%	3/15/23	4,000	4,068
	Freeport-McMoRan Inc.	4.550%	11/14/24	4,825	5,039
	Freeport-McMoRan Inc.	5.000%	9/1/27	3,800	3,918
	Freeport-McMoRan Inc.	4.125%	3/1/28	15,450	15,618
	Georgia-Pacific LLC	8.000%	1/15/24	8,707	9,684
[2]	Georgia-Pacific LLC	0.625%	5/15/24	3,500	3,388
[2]	Georgia-Pacific LLC	1.750%	9/30/25	9,500	9,282
	International Flavors & Fragrances Inc.	3.200%	5/1/23	2,644	2,675
	Kinross Gold Corp.	5.950%	3/15/24	5,186	5,492
	Linde Inc.	2.650%	2/5/25	8,257	8,402
	Linde Inc.	3.200%	1/30/26	13,879	14,399
	LYB International Finance BV	4.000%	7/15/23	14,195	14,604
	LYB International Finance III LLC	1.250%	10/1/25	17,246	16,479
	LyondellBasell Industries NV	5.750%	4/15/24	9,016	9,605
	Martin Marietta Materials Inc.	0.650%	7/15/23	4,160	4,099
	Martin Marietta Materials Inc.	4.250%	7/2/24	9,394	9,811
	Mosaic Co.	4.250%	11/15/23	23,816	24,631
	Nucor Corp.	4.000%	8/1/23	10,598	10,879
	Nucor Corp.	2.000%	6/1/25	17,648	17,463
	Nutrien Ltd.	1.900%	5/13/23	9,572	9,589
	Nutrien Ltd.	3.000%	4/1/25	8,486	8,629
	Nutrien Ltd.	4.000%	12/15/26	12,846	13,683
	Packaging Corp. of America	3.650%	9/15/24	7,672	7,931
	PPG Industries Inc.	3.200%	3/15/23	4,919	5,004
	PPG Industries Inc.	2.400%	8/15/24	9,011	9,082
	PPG Industries Inc.	1.200%	3/15/26	16,804	16,042
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	5,083	5,200
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	5,850	5,630
	Sherwin-Williams Co.	3.125%	6/1/24	27,500	28,127
	Sherwin-Williams Co.	3.450%	8/1/25	7,483	7,701
	Southern Copper Corp.	3.875%	4/23/25	9,678	9,969
	Steel Dynamics Inc.	2.800%	12/15/24	9,960	10,110
	Steel Dynamics Inc.	2.400%	6/15/25	13,162	13,131
	Vale Overseas Ltd.	6.250%	8/10/26	38,409	43,389
	Vulcan Materials Co.	4.500%	4/1/25	7,026	7,445
	Westlake Corp.	3.600%	8/15/26	18,200	18,915
	WestRock RKT LLC	4.000%	3/1/23	7,845	7,990

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	WRKCo Inc.	3.000%	9/15/24	14,059	14,306
	WRKCo Inc.	3.750%	3/15/25	21,794	22,643
	WRKCo Inc.	4.650%	3/15/26	17,356	18,726
					854,763
Real Estate (3.6%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	23,173	23,989
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	3,787	4,038
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	5,892	6,208
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	7,838	8,338
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	7,668	7,785
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	9,324	9,687
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	9,613	9,891
	American Tower Corp.	3.000%	6/15/23	18,766	19,044
	American Tower Corp.	0.600%	1/15/24	7,542	7,344
	American Tower Corp.	5.000%	2/15/24	23,955	25,235
	American Tower Corp.	3.375%	5/15/24	20,771	21,232
	American Tower Corp.	2.950%	1/15/25	14,079	14,233
	American Tower Corp.	2.400%	3/15/25	16,894	16,842
	American Tower Corp.	4.000%	6/1/25	15,574	16,214
	American Tower Corp.	1.300%	9/15/25	14,668	14,056
	American Tower Corp.	4.400%	2/15/26	10,277	10,902
	American Tower Corp.	1.600%	4/15/26	12,797	12,273
	American Tower Corp.	1.450%	9/15/26	15,172	14,371
	American Tower Corp.	3.375%	10/15/26	20,896	21,448
	American Tower Corp.	2.750%	1/15/27	17,183	17,160
	American Tower Corp.	3.125%	1/15/27	10,129	10,236
[1]	AvalonBay Communities Inc.	4.200%	12/15/23	7,723	7,992
[1]	AvalonBay Communities Inc.	3.500%	11/15/24	10,040	10,354
[1]	AvalonBay Communities Inc.	3.450%	6/1/25	11,312	11,667
[1]	AvalonBay Communities Inc.	3.500%	11/15/25	5,919	6,153
[1]	AvalonBay Communities Inc.	2.950%	5/11/26	12,175	12,484
[1]	AvalonBay Communities Inc.	2.900%	10/15/26	3,980	4,071
	Boston Properties LP	3.125%	9/1/23	19,184	19,492
	Boston Properties LP	3.800%	2/1/24	12,860	13,223
	Boston Properties LP	3.200%	1/15/25	13,912	14,219
	Boston Properties LP	3.650%	2/1/26	22,670	23,482
	Boston Properties LP	2.750%	10/1/26	18,039	18,083
	Brandywine Operating Partnership LP	4.100%	10/1/24	8,501	8,791
	Brixmor Operating Partnership LP	3.650%	6/15/24	14,739	15,181
	Brixmor Operating Partnership LP	3.850%	2/1/25	15,060	15,648
	Brixmor Operating Partnership LP	4.125%	6/15/26	10,135	10,683
	Camden Property Trust	2.950%	12/15/22	8,851	8,923
	CBRE Services Inc.	4.875%	3/1/26	13,600	14,772
	CC Holdings GS V LLC	3.849%	4/15/23	30,846	31,598
	Corporate Office Properties LP	2.250%	3/15/26	7,321	7,199
	Crown Castle International Corp.	3.150%	7/15/23	16,137	16,421
	Crown Castle International Corp.	3.200%	9/1/24	20,813	21,234
	Crown Castle International Corp.	1.350%	7/15/25	7,298	7,002
	Crown Castle International Corp.	4.450%	2/15/26	23,491	24,964
	Crown Castle International Corp.	3.700%	6/15/26	23,687	24,580
	Crown Castle International Corp.	1.050%	7/15/26	11,048	10,319
	CubeSmart LP	4.000%	11/15/25	7,006	7,329
	CubeSmart LP	3.125%	9/1/26	7,048	7,196
	CyrusOne LP	2.900%	11/15/24	13,765	14,023
	Duke Realty LP	3.250%	6/30/26	7,423	7,628

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	EPR Properties	4.500%	4/1/25	3,045	3,131
	Equinix Inc.	2.625%	11/18/24	17,269	17,377
	Equinix Inc.	1.250%	7/15/25	6,046	5,766
	Equinix Inc.	1.000%	9/15/25	16,743	15,860
	Equinix Inc.	1.450%	5/15/26	15,010	14,281
	Equinix Inc.	2.900%	11/18/26	17,426	17,555
	ERP Operating LP	3.000%	4/15/23	11,808	11,960
	ERP Operating LP	3.375%	6/1/25	14,144	14,669
	ERP Operating LP	2.850%	11/1/26	7,739	7,922
	Essex Portfolio LP	3.250%	5/1/23	10,880	11,011
	Essex Portfolio LP	3.875%	5/1/24	7,777	8,031
	Essex Portfolio LP	3.500%	4/1/25	16,984	17,510
	Essex Portfolio LP	3.375%	4/15/26	4,535	4,668
	Federal Realty Investment Trust	3.950%	1/15/24	10,655	10,974
	Federal Realty Investment Trust	1.250%	2/15/26	11,349	10,851
	GLP Capital LP	5.375%	11/1/23	12,885	13,431
	GLP Capital LP	3.350%	9/1/24	12,768	12,917
	GLP Capital LP	5.250%	6/1/25	18,428	19,477
	GLP Capital LP	5.375%	4/15/26	18,121	19,400
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	17,761	18,408
	Healthpeak Properties Inc.	3.400%	2/1/25	8,517	8,747
	Healthpeak Properties Inc.	4.000%	6/1/25	4,797	5,014
	Healthpeak Properties Inc.	3.250%	7/15/26	14,255	14,747
	Healthpeak Properties Inc.	1.350%	2/1/27	1,375	1,301
	Highwoods Realty LP	3.625%	1/15/23	1,360	1,377
	Host Hotels & Resorts LP	3.875%	4/1/24	6,917	7,069
[1]	Host Hotels & Resorts LP	4.000%	6/15/25	10,752	11,132
[1]	Host Hotels & Resorts LP	4.500%	2/1/26	8,552	8,974
	Kilroy Realty LP	3.450%	12/15/24	9,220	9,450
	Kilroy Realty LP	4.375%	10/1/25	12,768	13,460
	Kimco Realty Corp.	3.375%	10/15/22	1,709	1,714
	Kimco Realty Corp.	3.500%	4/15/23	2,965	3,000
	Kimco Realty Corp.	3.125%	6/1/23	6,893	6,988
	Kimco Realty Corp.	2.700%	3/1/24	9,687	9,768
	Kimco Realty Corp.	3.300%	2/1/25	14,835	15,216
	Kimco Realty Corp.	2.800%	10/1/26	10,258	10,310
	Kite Realty Group LP	4.000%	10/1/26	6,543	6,816
	Kite Realty Group Trust	4.000%	3/15/25	1,366	1,405
	LifeStorage LP	3.500%	7/1/26	12,468	12,975
	Mid-America Apartments LP	4.300%	10/15/23	7,959	8,194
	Mid-America Apartments LP	3.750%	6/15/24	7,492	7,728
	Mid-America Apartments LP	4.000%	11/15/25	9,983	10,478
	Mid-America Apartments LP	1.100%	9/15/26	9,147	8,585
	National Retail Properties Inc.	3.900%	6/15/24	8,019	8,293
	National Retail Properties Inc.	4.000%	11/15/25	10,832	11,399
	National Retail Properties Inc.	3.600%	12/15/26	2,556	2,650
	Office Properties Income Trust	4.250%	5/15/24	7,352	7,498
	Office Properties Income Trust	4.500%	2/1/25	15,249	15,633
	Office Properties Income Trust	2.650%	6/15/26	4,754	4,533
	Office Properties Income Trust	2.400%	2/1/27	11,973	11,065
	Omega Healthcare Investors Inc.	4.375%	8/1/23	12,580	12,894
	Omega Healthcare Investors Inc.	4.950%	4/1/24	10,363	10,814
	Omega Healthcare Investors Inc.	4.500%	1/15/25	8,698	9,064
	Omega Healthcare Investors Inc.	5.250%	1/15/26	13,512	14,512
	Piedmont Operating Partnership LP	3.400%	6/1/23	6,202	6,274

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Piedmont Operating Partnership LP	4.450%	3/15/24	6,595	6,833
	Prologis LP	3.250%	10/1/26	11,811	12,273
	Public Storage	0.875%	2/15/26	10,949	10,425
	Public Storage	1.500%	11/9/26	16,735	16,227
	Realty Income Corp.	4.600%	2/6/24	16,175	16,854
	Realty Income Corp.	3.875%	7/15/24	10,330	10,710
	Realty Income Corp.	3.875%	4/15/25	15,164	15,832
	Realty Income Corp.	4.625%	11/1/25	10,069	10,813
	Realty Income Corp.	0.750%	3/15/26	1,732	1,618
	Realty Income Corp.	4.875%	6/1/26	13,028	14,188
	Realty Income Corp.	4.125%	10/15/26	9,284	9,855
	Realty Income Corp.	3.000%	1/15/27	14,756	15,005
	Regency Centers LP	3.600%	2/1/27	12,082	12,668
	Sabra Health Care LP	5.125%	8/15/26	11,317	11,998
	Simon Property Group LP	2.750%	6/1/23	14,353	14,502
	Simon Property Group LP	3.750%	2/1/24	13,579	13,992
	Simon Property Group LP	2.000%	9/13/24	25,149	25,065
	Simon Property Group LP	3.375%	10/1/24	17,058	17,549
	Simon Property Group LP	3.500%	9/1/25	31,069	32,098
	Simon Property Group LP	3.300%	1/15/26	15,171	15,549
	Simon Property Group LP	3.250%	11/30/26	18,675	19,213
	SITE Centers Corp.	3.625%	2/1/25	8,476	8,696
	SITE Centers Corp.	4.250%	2/1/26	3,131	3,262
	SL Green Realty Corp.	4.500%	12/1/22	6,258	6,358
	Spirit Realty LP	4.450%	9/15/26	3,432	3,670
	Spirit Realty LP	3.200%	1/15/27	10,421	10,583
	Tanger Properties LP	3.125%	9/1/26	6,289	6,273
[1]	UDR Inc.	2.950%	9/1/26	6,703	6,800
	Ventas Realty LP	3.500%	4/15/24	8,023	8,221
	Ventas Realty LP	3.750%	5/1/24	8,183	8,407
	Ventas Realty LP	2.650%	1/15/25	2,813	2,828
	Ventas Realty LP	3.500%	2/1/25	22,024	22,597
	Ventas Realty LP	4.125%	1/15/26	11,210	11,820
	Ventas Realty LP	3.250%	10/15/26	7,977	8,162
	Vornado Realty LP	3.500%	1/15/25	10,204	10,413
	Vornado Realty LP	2.150%	6/1/26	12,877	12,498
	Welltower Inc.	4.500%	1/15/24	10,774	11,191
	Welltower Inc.	3.625%	3/15/24	24,307	24,977
	Welltower Inc.	4.000%	6/1/25	45,172	47,279
	Welltower Inc.	4.250%	4/1/26	4,166	4,433
	Welltower Inc.	2.700%	2/15/27	9,427	9,500
	Weyerhaeuser Co.	8.500%	1/15/25	4,944	5,790
	WP Carey Inc.	4.600%	4/1/24	6,726	7,020
	WP Carey Inc.	4.000%	2/1/25	10,049	10,498
	WP Carey Inc.	4.250%	10/1/26	6,463	6,883
					1,800,939
Technology (9.1%)
	Adobe Inc.	1.900%	2/1/25	15,393	15,398
	Adobe Inc.	3.250%	2/1/25	19,855	20,502
	Adobe Inc.	2.150%	2/1/27	22,886	22,784
	Altera Corp.	4.100%	11/15/23	14,722	15,271
	Analog Devices Inc.	2.950%	4/1/25	15,487	15,863
	Analog Devices Inc.	3.500%	12/5/26	23,179	24,465
	Apple Inc.	2.850%	2/23/23	27,408	27,773
	Apple Inc.	2.400%	5/3/23	112,850	114,240

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	0.750%	5/11/23	55,000	54,642
	Apple Inc.	3.000%	2/9/24	46,003	47,155
	Apple Inc.	3.450%	5/6/24	56,658	58,703
	Apple Inc.	2.850%	5/11/24	63,723	65,144
	Apple Inc.	1.800%	9/11/24	19,158	19,161
	Apple Inc.	2.750%	1/13/25	25,510	26,135
	Apple Inc.	2.500%	2/9/25	29,913	30,444
	Apple Inc.	1.125%	5/11/25	53,964	52,700
	Apple Inc.	3.200%	5/13/25	55,848	57,943
	Apple Inc.	0.550%	8/20/25	15,523	14,775
	Apple Inc.	0.700%	2/8/26	42,514	40,632
	Apple Inc.	3.250%	2/23/26	75,299	78,592
	Apple Inc.	2.450%	8/4/26	54,340	55,193
	Apple Inc.	2.050%	9/11/26	43,439	43,360
	Apple Inc.	3.350%	2/9/27	50,000	52,684
	Applied Materials Inc.	3.900%	10/1/25	14,416	15,232
	Arrow Electronics Inc.	4.500%	3/1/23	5,850	5,968
	Arrow Electronics Inc.	3.250%	9/8/24	13,125	13,341
	Arrow Electronics Inc.	4.000%	4/1/25	5,336	5,534
	Autodesk Inc.	4.375%	6/15/25	10,525	11,108
	Automatic Data Processing Inc.	3.375%	9/15/25	23,571	24,605
	Avnet Inc.	4.625%	4/15/26	13,437	14,239
	Broadcom Corp.	3.625%	1/15/24	2,096	2,151
	Broadcom Corp.	3.875%	1/15/27	77,609	80,835
	Broadcom Inc.	2.250%	11/15/23	7,176	7,206
	Broadcom Inc.	3.625%	10/15/24	14,970	15,410
	Broadcom Inc.	4.700%	4/15/25	20,884	22,196
	Broadcom Inc.	3.150%	11/15/25	19,407	19,768
	Broadcom Inc.	4.250%	4/15/26	26,791	28,305
	Broadcom Inc.	3.459%	9/15/26	20,214	20,818
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	11,321	11,756
	Cadence Design Systems Inc.	4.375%	10/15/24	7,232	7,593
	CDW LLC	4.125%	5/1/25	8,750	8,869
[2]	CGI Inc.	1.450%	9/14/26	13,625	12,962
	Cisco Systems Inc.	2.200%	9/20/23	25,369	25,627
	Cisco Systems Inc.	3.625%	3/4/24	16,987	17,627
	Cisco Systems Inc.	3.500%	6/15/25	8,038	8,411
	Cisco Systems Inc.	2.950%	2/28/26	19,066	19,762
	Cisco Systems Inc.	2.500%	9/20/26	33,867	34,612
	Citrix Systems Inc.	1.250%	3/1/26	17,475	17,093
	Dell International LLC	5.450%	6/15/23	21,721	22,611
	Dell International LLC	4.000%	7/15/24	21,585	22,398
	Dell International LLC	5.850%	7/15/25	34,205	37,594
	Dell International LLC	6.020%	6/15/26	93,532	104,608
	Dell International LLC	4.900%	10/1/26	43,160	46,778
	DXC Technology Co.	1.800%	9/15/26	20,417	19,486
	Equifax Inc.	3.300%	12/15/22	15,744	15,913
	Equifax Inc.	3.950%	6/15/23	7,080	7,252
	Equifax Inc.	2.600%	12/1/24	18,437	18,576
	Equifax Inc.	2.600%	12/15/25	12,231	12,245
	Fidelity National Information Services Inc.	0.375%	3/1/23	20,275	20,014
	Fidelity National Information Services Inc.	0.600%	3/1/24	10,276	9,979
	Fidelity National Information Services Inc.	1.150%	3/1/26	37,372	35,309
	Fiserv Inc.	3.800%	10/1/23	37,407	38,503
	Fiserv Inc.	2.750%	7/1/24	52,716	53,269

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fiserv Inc.	3.850%	6/1/25	6,218	6,476
	Fiserv Inc.	3.200%	7/1/26	45,055	46,011
	Flex Ltd.	4.750%	6/15/25	13,661	14,486
	Flex Ltd.	3.750%	2/1/26	17,617	18,183
	Fortinet Inc.	1.000%	3/15/26	11,288	10,586
	Genpact Luxembourg Sarl	3.375%	12/1/24	8,011	8,228
	Harman International Industries Inc.	4.150%	5/15/25	6,528	6,869
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	18,839	18,953
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	23,977	24,872
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	19,734	19,427
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	51,091	54,869
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	17,736	17,123
	HP Inc.	2.200%	6/17/25	28,288	28,109
	HP Inc.	1.450%	6/17/26	23,600	22,384
	Hubbell Inc.	3.350%	3/1/26	8,530	8,789
	IHS Markit Ltd.	4.125%	8/1/23	7,760	7,983
	IHS Markit Ltd.	3.625%	5/1/24	6,250	6,455
	Intel Corp.	2.700%	12/15/22	33,030	33,433
	Intel Corp.	2.875%	5/11/24	29,463	30,138
	Intel Corp.	3.400%	3/25/25	35,293	36,560
	Intel Corp.	3.700%	7/29/25	43,748	45,790
	Intel Corp.	2.600%	5/19/26	22,758	23,212
	International Business Machines Corp.	3.375%	8/1/23	36,012	36,913
	International Business Machines Corp.	3.625%	2/12/24	32,236	33,344
	International Business Machines Corp.	3.000%	5/15/24	58,694	60,067
	International Business Machines Corp.	7.000%	10/30/25	9,215	10,698
	International Business Machines Corp.	3.450%	2/19/26	29,279	30,545
	International Business Machines Corp.	3.300%	5/15/26	81,991	85,348
	International Business Machines Corp.	3.300%	1/27/27	10,125	10,550
	Intuit Inc.	0.650%	7/15/23	6,584	6,497
	Intuit Inc.	0.950%	7/15/25	10,612	10,172
[1]	J Paul Getty Trust	0.391%	1/1/24	300	294
	Jabil Inc.	1.700%	4/15/26	8,920	8,618
	Juniper Networks Inc.	1.200%	12/10/25	14,886	14,226
	KLA Corp.	4.650%	11/1/24	29,583	31,317
[2]	Kyndryl Holdings Inc.	2.050%	10/15/26	8,550	8,067
	Lam Research Corp.	3.800%	3/15/25	10,831	11,333
	Lam Research Corp.	3.750%	3/15/26	17,062	18,046
	Legrand France SA	8.500%	2/15/25	8,705	10,243
	Leidos Inc.	2.950%	5/15/23	12,168	12,315
	Leidos Inc.	3.625%	5/15/25	10,340	10,663
[1]	Marvell Technology Inc.	4.200%	6/22/23	14,587	14,996
	Microchip Technology Inc.	4.333%	6/1/23	26,139	26,886
	Microchip Technology Inc.	2.670%	9/1/23	3,376	3,408
	Microchip Technology Inc.	4.250%	9/1/25	22,705	23,252
	Micron Technology Inc.	4.975%	2/6/26	13,210	14,268
	Micron Technology Inc.	4.185%	2/15/27	21,979	23,254
	Microsoft Corp.	2.375%	5/1/23	21,320	21,536
	Microsoft Corp.	2.000%	8/8/23	33,645	33,959
	Microsoft Corp.	3.625%	12/15/23	36,366	37,714
	Microsoft Corp.	2.875%	2/6/24	74,013	75,800
	Microsoft Corp.	2.700%	2/12/25	49,670	50,958
	Microsoft Corp.	3.125%	11/3/25	58,162	60,403
	Microsoft Corp.	2.400%	8/8/26	92,601	94,112
	Microsoft Corp.	3.300%	2/6/27	103,385	109,315

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Moody's Corp.	4.875%	2/15/24	15,484	16,238
	Moody's Corp.	3.750%	3/24/25	12,238	12,766
	Motorola Solutions Inc.	4.000%	9/1/24	13,290	13,742
	NetApp Inc.	3.300%	9/29/24	9,504	9,730
	NetApp Inc.	1.875%	6/22/25	16,592	16,264
	NVIDIA Corp.	0.309%	6/15/23	19,750	19,459
	NVIDIA Corp.	0.584%	6/14/24	11,319	11,013
	NVIDIA Corp.	3.200%	9/16/26	23,894	24,936
[2]	NXP BV	4.875%	3/1/24	25,233	26,474
[2]	NXP BV	2.700%	5/1/25	20,225	20,345
[2]	NXP BV	5.350%	3/1/26	8,724	9,596
[2]	NXP BV	3.875%	6/18/26	18,121	18,980
	Oracle Corp.	3.625%	7/15/23	25,125	25,765
	Oracle Corp.	2.400%	9/15/23	62,710	63,163
	Oracle Corp.	3.400%	7/8/24	44,557	45,625
	Oracle Corp.	2.950%	11/15/24	42,876	43,491
	Oracle Corp.	2.500%	4/1/25	83,458	83,166
	Oracle Corp.	2.950%	5/15/25	48,155	48,586
	Oracle Corp.	1.650%	3/25/26	54,487	52,187
	Oracle Corp.	2.650%	7/15/26	60,908	60,493
[2]	Qorvo Inc.	1.750%	12/15/24	7,895	7,692
	QUALCOMM Inc.	2.900%	5/20/24	17,831	18,216
	QUALCOMM Inc.	3.450%	5/20/25	33,744	35,050
	Quanta Services Inc.	0.950%	10/1/24	500	482
	RELX Capital Inc.	3.500%	3/16/23	15,467	15,730
	Roper Technologies Inc.	3.650%	9/15/23	12,940	13,267
	Roper Technologies Inc.	2.350%	9/15/24	10,262	10,302
	Roper Technologies Inc.	1.000%	9/15/25	18,461	17,562
	Roper Technologies Inc.	3.850%	12/15/25	5,116	5,357
	Roper Technologies Inc.	3.800%	12/15/26	13,299	13,994
	S&P Global Inc.	4.000%	6/15/25	14,233	14,991
	S&P Global Inc.	2.950%	1/22/27	10,109	10,387
	salesforce.com Inc.	3.250%	4/11/23	24,310	24,796
	Skyworks Solutions Inc.	0.900%	6/1/23	831	819
	Skyworks Solutions Inc.	1.800%	6/1/26	21,597	20,634
[2]	TD SYNNEX Corp.	1.250%	8/9/24	17,225	16,714
[2]	TD SYNNEX Corp.	1.750%	8/9/26	14,533	13,802
	Texas Instruments Inc.	2.250%	5/1/23	5,625	5,664
	Texas Instruments Inc.	2.625%	5/15/24	13,506	13,728
	Texas Instruments Inc.	1.375%	3/12/25	25,686	25,253
	Texas Instruments Inc.	1.125%	9/15/26	11,200	10,776
	TSMC Arizona Corp.	1.750%	10/25/26	28,550	27,667
	Verisk Analytics Inc.	4.000%	6/15/25	26,196	27,251
	VMware Inc.	0.600%	8/15/23	33,903	33,314
	VMware Inc.	1.000%	8/15/24	8,620	8,365
	VMware Inc.	4.500%	5/15/25	24,700	26,154
	VMware Inc.	1.400%	8/15/26	39,155	37,172
	Western Digital Corp.	4.750%	2/15/26	52,240	54,271
	Xilinx Inc.	2.950%	6/1/24	13,193	13,430
					4,502,034
Utilities (4.9%)
	AEP Transmission Co. LLC	3.100%	12/1/26	8,830	9,054
	AES Corp.	1.375%	1/15/26	17,001	16,142
[1]	Alabama Power Co.	3.550%	12/1/23	6,949	7,144
	Ameren Corp.	2.500%	9/15/24	14,124	14,155

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ameren Corp.	3.650%	2/15/26	5,759	5,995
	Ameren Illinois Co.	3.250%	3/1/25	5,877	6,038
[1]	American Electric Power Co. Inc.	2.950%	12/15/22	21,153	21,359
[1]	American Electric Power Co. Inc.	0.750%	11/1/23	2,000	1,959
	American Electric Power Co. Inc.	2.031%	3/15/24	4,250	4,239
[1]	American Electric Power Co. Inc.	1.000%	11/1/25	3,822	3,625
	American Electric Power Co. Inc.	3.875%	2/15/62	5,700	5,357
	American Water Capital Corp.	3.850%	3/1/24	5,086	5,259
	American Water Capital Corp.	3.400%	3/1/25	15,292	15,750
	Appalachian Power Co.	3.400%	6/1/25	7,054	7,292
	Arizona Public Service Co.	3.150%	5/15/25	5,214	5,314
	Atmos Energy Corp.	0.625%	3/9/23	14,000	13,849
	Avangrid Inc.	3.150%	12/1/24	14,901	15,196
	Avangrid Inc.	3.200%	4/15/25	15,117	15,464
	Baltimore Gas & Electric Co.	3.350%	7/1/23	7,765	7,903
	Baltimore Gas & Electric Co.	2.400%	8/15/26	7,249	7,302
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	16,013	16,500
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	8,407	8,705
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	21,067	22,261
	Black Hills Corp.	4.250%	11/30/23	8,126	8,403
	Black Hills Corp.	1.037%	8/23/24	12,230	11,892
	Black Hills Corp.	3.950%	1/15/26	8,975	9,393
	Black Hills Corp.	3.150%	1/15/27	4,297	4,364
[1]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	9,730	9,761
[1]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	6,686	6,850
	CenterPoint Energy Inc.	3.850%	2/1/24	4,124	4,255
	CenterPoint Energy Inc.	2.500%	9/1/24	14,270	14,339
	CenterPoint Energy Inc.	1.450%	6/1/26	3,843	3,694
	Cleco Corporate Holdings LLC	3.743%	5/1/26	9,755	10,148
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	3,676	3,954
	CMS Energy Corp.	3.000%	5/15/26	12,573	12,785
	Commonwealth Edison Co.	2.550%	6/15/26	5,622	5,677
[1]	Connecticut Light & Power Co.	0.750%	12/1/25	8,668	8,194
[1]	Consolidated Edison Inc.	0.650%	12/1/23	5,000	4,897
	Constellation Energy Generation LLC	3.400%	3/15/22	6,040	6,046
	Constellation Energy Generation LLC	3.250%	6/1/25	19,713	20,142
	Consumers Energy Co.	0.350%	6/1/23	4,060	4,002
	Consumers Energy Co.	3.375%	8/15/23	13,522	13,799
	Delmarva Power & Light Co.	3.500%	11/15/23	13,214	13,546
	Dominion Energy Inc.	3.071%	8/15/24	7,360	7,499
[1]	Dominion Energy Inc.	3.300%	3/15/25	8,092	8,275
	Dominion Energy Inc.	3.900%	10/1/25	19,282	20,143
[1]	Dominion Energy Inc.	1.450%	4/15/26	27,663	26,573
[1]	Dominion Energy Inc.	2.850%	8/15/26	1,222	1,237
[1]	Dominion Energy Inc.	5.750%	10/1/54	9,875	10,091
	DTE Electric Co.	3.650%	3/15/24	6,931	7,144
	DTE Electric Co.	3.375%	3/1/25	8,899	9,182
[1]	DTE Energy Co.	2.529%	10/1/24	23,655	23,792
[1]	DTE Energy Co.	1.050%	6/1/25	25,652	24,521
	DTE Energy Co.	2.850%	10/1/26	9,740	9,836
	Duke Energy Carolinas LLC	3.350%	5/15/22	7,644	7,678
	Duke Energy Carolinas LLC	2.500%	3/15/23	12,000	12,113
	Duke Energy Carolinas LLC	3.050%	3/15/23	8,171	8,281
	Duke Energy Carolinas LLC	2.950%	12/1/26	19,402	20,043
	Duke Energy Corp.	3.950%	10/15/23	10,531	10,813

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Corp.	3.750%	4/15/24	22,333	23,054
	Duke Energy Corp.	0.900%	9/15/25	11,251	10,680
	Duke Energy Corp.	2.650%	9/1/26	12,822	12,893
	Duke Energy Corp.	3.250%	1/15/82	13,000	11,901
	Duke Energy Florida LLC	3.200%	1/15/27	22,188	22,929
	Duke Energy Ohio Inc.	3.800%	9/1/23	9,389	9,617
	Duke Energy Progress LLC	2.800%	5/15/22	12,741	12,762
	Duke Energy Progress LLC	3.375%	9/1/23	6,965	7,133
	Duke Energy Progress LLC	3.250%	8/15/25	7,398	7,635
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	6,840	6,994
[1]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	6,526	6,540
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	7,814	8,066
	Edison International	3.125%	11/15/22	5,451	5,499
	Edison International	2.950%	3/15/23	6,197	6,242
	Edison International	3.550%	11/15/24	8,011	8,197
	Edison International	4.950%	4/15/25	5,263	5,570
	Emera US Finance LP	3.550%	6/15/26	23,116	23,855
	Enel Americas SA	4.000%	10/25/26	13,071	13,466
	Enel Generacion Chile SA	4.250%	4/15/24	5,915	6,007
	Entergy Arkansas LLC	3.700%	6/1/24	7,215	7,446
	Entergy Arkansas LLC	3.500%	4/1/26	14,316	14,880
	Entergy Corp.	0.900%	9/15/25	20,754	19,627
	Entergy Corp.	2.950%	9/1/26	28,149	28,508
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	5,277	5,683
	Entergy Louisiana LLC	4.050%	9/1/23	12,424	12,754
	Entergy Louisiana LLC	0.620%	11/17/23	9,800	9,615
	Entergy Louisiana LLC	0.950%	10/1/24	15,005	14,585
	Entergy Louisiana LLC	5.400%	11/1/24	8,018	8,683
	Entergy Louisiana LLC	2.400%	10/1/26	11,937	11,843
	Evergy Inc.	2.450%	9/15/24	21,433	21,413
	Evergy Kansas Central Inc.	2.550%	7/1/26	14,445	14,568
	Evergy Metro Inc.	3.150%	3/15/23	6,672	6,736
	Evergy Metro Inc.	3.650%	8/15/25	1,187	1,233
	Eversource Energy	2.800%	5/1/23	7,355	7,421
[1]	Eversource Energy	3.800%	12/1/23	9,220	9,477
[1]	Eversource Energy	2.900%	10/1/24	7,075	7,179
[1]	Eversource Energy	3.150%	1/15/25	7,469	7,614
[1]	Eversource Energy	0.800%	8/15/25	7,336	6,928
[1]	Eversource Energy	1.400%	8/15/26	2,622	2,496
[1]	Exelon Corp.	3.950%	6/15/25	21,361	22,222
	Exelon Corp.	3.400%	4/15/26	20,093	20,739
	Florida Power & Light Co.	2.750%	6/1/23	5,118	5,166
	Florida Power & Light Co.	3.250%	6/1/24	13,775	14,122
	Florida Power & Light Co.	2.850%	4/1/25	26,704	27,268
	Florida Power & Light Co.	3.125%	12/1/25	13,212	13,612
	Fortis Inc.	3.055%	10/4/26	20,815	21,015
[1]	Georgia Power Co.	2.100%	7/30/23	32,844	32,984
[1]	Georgia Power Co.	2.200%	9/15/24	10,290	10,264
	Georgia Power Co.	3.250%	4/1/26	8,965	9,207
	Iberdrola International BV	5.810%	3/15/25	2,796	3,089
	Interstate Power & Light Co.	3.250%	12/1/24	11,117	11,373
	IPALCO Enterprises Inc.	3.700%	9/1/24	10,154	10,438
	ITC Holdings Corp.	3.650%	6/15/24	8,957	9,189
	ITC Holdings Corp.	3.250%	6/30/26	8,914	9,152
[1]	Louisville Gas & Electric Co.	3.300%	10/1/25	3,466	3,572

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MidAmerican Energy Co.	3.500%	10/15/24	17,014	17,653
	National Fuel Gas Co.	3.750%	3/1/23	6,876	6,968
	National Fuel Gas Co.	5.200%	7/15/25	11,752	12,529
	National Fuel Gas Co.	5.500%	1/15/26	12,407	13,452
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	12,543	12,830
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	17,503	17,815
	National Rural Utilities Cooperative Finance Corp.	0.350%	2/8/24	12,128	11,779
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	14,954	15,236
[1]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	12,563	12,937
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	6,922	6,543
[1]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	10,020	9,845
[1]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	5,350	5,529
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	36,794	36,438
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	6,275	6,076
	NiSource Inc.	0.950%	8/15/25	33,363	31,548
	Northern States Power Co.	2.600%	5/15/23	13,615	13,707
[1]	OGE Energy Corp.	0.703%	5/26/23	2,050	2,022
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	12,250	12,440
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	6,645	6,778
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	8,725	8,192
	ONE Gas Inc.	0.850%	3/11/23	17,077	16,933
	ONE Gas Inc.	3.610%	2/1/24	16,936	17,343
	ONE Gas Inc.	1.100%	3/11/24	7,825	7,650
	Pacific Gas & Electric Co.	1.367%	3/10/23	27,650	27,433
	Pacific Gas & Electric Co.	4.250%	8/1/23	10,458	10,675
	Pacific Gas & Electric Co.	1.700%	11/15/23	10,805	10,641
	Pacific Gas & Electric Co.	3.850%	11/15/23	21,325	21,652
	Pacific Gas & Electric Co.	3.750%	2/15/24	7,883	8,008
	Pacific Gas & Electric Co.	3.500%	6/15/25	16,454	16,623
	Pacific Gas & Electric Co.	3.450%	7/1/25	26,520	26,699
	Pacific Gas & Electric Co.	3.150%	1/1/26	65,066	64,795
	PacifiCorp	2.950%	6/1/23	5,232	5,307
	PacifiCorp	3.600%	4/1/24	4,769	4,918
	PECO Energy Co.	3.150%	10/15/25	724	745
	Pinnacle West Capital Corp.	1.300%	6/15/25	11,580	11,114
	Potomac Electric Power Co.	3.600%	3/15/24	4,811	4,957
	PPL Capital Funding Inc.	3.100%	5/15/26	20,590	20,985
	Public Service Co. of New Hampshire	3.500%	11/1/23	11,598	11,862
[1]	Public Service Electric & Gas Co.	2.375%	5/15/23	10,272	10,352
[1]	Public Service Electric & Gas Co.	3.250%	9/1/23	3,149	3,213
[1]	Public Service Electric & Gas Co.	3.000%	5/15/25	4,686	4,779
[1]	Public Service Electric & Gas Co.	0.950%	3/15/26	7,715	7,366
[1]	Public Service Electric & Gas Co.	2.250%	9/15/26	15,050	15,015
	Public Service Enterprise Group Inc.	0.841%	11/8/23	12,620	12,385
	Public Service Enterprise Group Inc.	2.875%	6/15/24	25,263	25,616
	Public Service Enterprise Group Inc.	0.800%	8/15/25	13,107	12,393
	Puget Energy Inc.	3.650%	5/15/25	9,438	9,756
[1]	San Diego Gas & Electric Co.	3.600%	9/1/23	6,109	6,241
	San Diego Gas & Electric Co.	2.500%	5/15/26	7,444	7,512
	Sierra Pacific Power Co.	2.600%	5/1/26	19,158	19,369
	Southern California Edison Co.	0.700%	4/3/23	9,400	9,298
[1]	Southern California Edison Co.	3.400%	6/1/23	10,005	10,143
[1]	Southern California Edison Co.	0.700%	8/1/23	2,445	2,408
[1]	Southern California Edison Co.	3.500%	10/1/23	10,441	10,670
	Southern California Edison Co.	1.100%	4/1/24	18,044	17,662

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Southern California Edison Co.	0.975%	8/1/24	3,525	3,429
[1]	Southern California Edison Co.	3.700%	8/1/25	20,466	21,214
[1]	Southern California Edison Co.	1.200%	2/1/26	20,035	19,062
	Southern California Gas Co.	3.150%	9/15/24	10,295	10,550
	Southern California Gas Co.	3.200%	6/15/25	3,498	3,593
[1]	Southern California Gas Co.	2.600%	6/15/26	10,012	10,116
	Southern Co.	2.950%	7/1/23	17,137	17,354
[1]	Southern Co.	0.600%	2/26/24	1,915	1,860
	Southern Co.	3.250%	7/1/26	35,048	35,833
[1]	Southern Co.	4.000%	1/15/51	23,625	22,698
[1]	Southern Co.	3.750%	9/15/51	16,432	15,272
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	17,841	18,002
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	9,011	9,255
	Southern Power Co.	4.150%	12/1/25	19,166	20,274
	Southern Power Co.	0.900%	1/15/26	6,150	5,802
[1]	Southwestern Electric Power Co.	1.650%	3/15/26	26,094	25,252
[1]	Southwestern Electric Power Co.	2.750%	10/1/26	7,034	7,133
	Southwestern Public Service Co.	3.300%	6/15/24	4,943	5,052
	Tucson Electric Power Co.	3.050%	3/15/25	7,911	8,059
	Union Electric Co.	3.500%	4/15/24	7,108	7,332
[1]	Virginia Electric & Power Co.	2.750%	3/15/23	28,330	28,609
	Virginia Electric & Power Co.	3.450%	2/15/24	8,141	8,356
[1]	Virginia Electric & Power Co.	3.100%	5/15/25	2,599	2,659
[1]	Virginia Electric & Power Co.	3.150%	1/15/26	33,012	33,891
[1]	Virginia Electric & Power Co.	2.950%	11/15/26	2,815	2,869
	WEC Energy Group Inc.	0.550%	9/15/23	12,621	12,376
	WEC Energy Group Inc.	0.800%	3/15/24	9,703	9,469
	WEC Energy Group Inc.	3.550%	6/15/25	3,178	3,269
	Wisconsin Electric Power Co.	2.050%	12/15/24	10,232	10,229
	Xcel Energy Inc.	0.500%	10/15/23	11,996	11,746
	Xcel Energy Inc.	3.300%	6/1/25	14,357	14,674
	Xcel Energy Inc.	3.350%	12/1/26	15,798	16,340
					2,424,829
Total Corporate Bonds (Cost $50,205,828)					49,055,164

Short-Term Corporate Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[5]	Vanguard Market Liquidity Fund (Cost $153,960)	0.138%	1,539,830	153,968
Total Investments (99.6%) (Cost $50,543,020)				49,392,570
Other Assets and Liabilities—Net (0.4%)				221,785
Net Assets (100%)				49,614,355
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, the aggregate value was $407,249,000, representing 0.8% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2022.
4	Securities with a value of $482,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2022	1,196	141,464	93

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $50,389,060)	49,238,602
Affiliated Issuers (Cost $153,960)	153,968
Total Investments in Securities	49,392,570
Investment in Vanguard	1,629
Cash	5,759
Cash Collateral Received for ETF Capital Activity	29,815
Receivables for Investment Securities Sold	892,886
Receivables for Accrued Income	383,965
Receivables for Capital Shares Issued	17,157
Variation Margin Receivable—Futures Contracts	259
Total Assets	50,724,040
Liabilities
Payables for Investment Securities Purchased	1,069,080
Collateral for ETF Capital Activity	29,815
Payables for Capital Shares Redeemed	8,609
Payables for Distributions	1,409
Payables to Vanguard	772
Total Liabilities	1,109,685
Net Assets	49,614,355

Short-Term Corporate Bond Index Fund
Statement of Assets and Liabilities (continued)
At February 28, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	50,639,337
Total Distributable Earnings (Loss)	(1,024,982)
Net Assets	49,614,355

ETF Shares—Net Assets
Applicable to 531,079,822 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	42,248,817
Net Asset Value Per Share—ETF Shares	$79.55

Admiral Shares—Net Assets
Applicable to 236,736,440 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,123,242
Net Asset Value Per Share—Admiral Shares	$21.64

Institutional Shares—Net Assets
Applicable to 84,641,623 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,242,296
Net Asset Value Per Share—Institutional Shares	$26.49
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Interest[1,2]	375,650
Total Income	375,650
Expenses
The Vanguard Group—Note B
Investment Advisory Services	475
Management and Administrative—ETF Shares	6,703
Management and Administrative—Admiral Shares	1,592
Management and Administrative—Institutional Shares	476
Marketing and Distribution—ETF Shares	785
Marketing and Distribution—Admiral Shares	169
Marketing and Distribution—Institutional Shares	61
Custodian Fees	65
Shareholders’ Reports—ETF Shares	362
Shareholders’ Reports—Admiral Shares	36
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	13
Other Expenses	10
Total Expenses	10,748
Net Investment Income	364,902
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	108,604
Futures Contracts	(3,563)
Realized Net Gain (Loss)	105,041
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(1,890,938)
Futures Contracts	(54)
Change in Unrealized Appreciation (Depreciation)	(1,890,992)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,421,049)
1	Interest is net of foreign withholding taxes of $91,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $91,000, ($55,000), $16,000, and $8,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $65,753,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	364,902	765,496
Realized Net Gain (Loss)	105,041	444,696
Change in Unrealized Appreciation (Depreciation)	(1,890,992)	(584,977)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,421,049)	625,215
Distributions
ETF Shares	(407,839)	(645,913)
Admiral Shares	(50,319)	(85,363)
Institutional Shares	(21,729)	(33,937)
Total Distributions	(479,887)	(765,213)
Capital Share Transactions
ETF Shares	2,290,207	9,889,691
Admiral Shares	(107,708)	746,963
Institutional Shares	71,583	603,699
Net Increase (Decrease) from Capital Share Transactions	2,254,082	11,240,353
Total Increase (Decrease)	353,146	11,100,355
Net Assets
Beginning of Period	49,261,209	38,160,854
End of Period	49,614,355	49,261,209
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$82.67	$82.95	$81.18	$78.32	$80.25	$80.52
Investment Operations
Net Investment Income[1]	.600	1.433	2.127	2.311	1.950	1.768
Net Realized and Unrealized Gain (Loss) on Investments	(2.926)	(.250)	1.815	2.826	(1.953)	(.317)
Total from Investment Operations	(2.326)	1.183	3.942	5.137	(.003)	1.451
Distributions
Dividends from Net Investment Income	(.612)	(1.463)	(2.172)	(2.277)	(1.927)	(1.721)
Distributions from Realized Capital Gains	(.182)	—	—	—	—	—
Total Distributions	(.794)	(1.463)	(2.172)	(2.277)	(1.927)	(1.721)
Net Asset Value, End of Period	$79.55	$82.67	$82.95	$81.18	$78.32	$80.25
Total Return	-2.83%	1.44%	4.95%	6.68%	0.01%	1.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42,249	$41,569	$31,797	$24,537	$21,511	$20,862
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.05%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.49%	1.73%	2.62%	2.92%	2.48%	2.21%
Portfolio Turnover Rate[2]	23%	42%	56%	51%	56%	66%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$22.49	$22.55	$22.06	$21.28	$21.81	$21.89
Investment Operations
Net Investment Income[1]	.160	.385	.578	.625	.532	.481
Net Realized and Unrealized Gain (Loss) on Investments	(.800)	(.063)	.485	.777	(.531)	(.088)
Total from Investment Operations	(.640)	.322	1.063	1.402	.001	.393
Distributions
Dividends from Net Investment Income	(.160)	(.382)	(.573)	(.622)	(.531)	(.473)
Distributions from Realized Capital Gains	(.050)	—	—	—	—	—
Total Distributions	(.210)	(.382)	(.573)	(.622)	(.531)	(.473)
Net Asset Value, End of Period	$21.64	$22.49	$22.55	$22.06	$21.28	$21.81
Total Return[2]	-2.87%	1.44%	4.90%	6.70%	0.02%	1.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,123	$5,435	$4,703	$4,312	$3,533	$3,180
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.46%	1.71%	2.61%	2.90%	2.48%	2.21%
Portfolio Turnover Rate[3]	23%	42%	56%	51%	56%	66%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$27.53	$27.61	$27.00	$26.06	$26.70	$26.80
Investment Operations
Net Investment Income[1]	.199	.473	.713	.768	.656	.594
Net Realized and Unrealized Gain (Loss) on Investments	(.980)	(.080)	.604	.939	(.641)	(.111)
Total from Investment Operations	(.781)	.393	1.317	1.707	.015	.483
Distributions
Dividends from Net Investment Income	(.198)	(.473)	(.707)	(.767)	(.655)	(.583)
Distributions from Realized Capital Gains	(.061)	—	—	—	—	—
Total Distributions	(.259)	(.473)	(.707)	(.767)	(.655)	(.583)
Net Asset Value, End of Period	$26.49	$27.53	$27.61	$27.00	$26.06	$26.70
Total Return	-2.85%	1.44%	4.96%	6.66%	0.07%	1.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,242	$2,258	$1,661	$1,633	$1,706	$1,515
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.48%	1.72%	2.63%	2.92%	2.50%	2.23%
Portfolio Turnover Rate[2]	23%	42%	56%	51%	56%	66%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Notes to Financial Statements
Vanguard Short-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Short-Term Corporate Bond Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the

Short-Term Corporate Bond Index Fund
conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $1,629,000, representing less than 0.01% of the fund’s net assets and 0.65% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Short-Term Corporate Bond Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	183,438	—	183,438
Corporate Bonds	—	49,055,164	—	49,055,164
Temporary Cash Investments	153,968	—	—	153,968
Total	153,968	49,238,602	—	49,392,570

Derivative Financial Instruments
Assets
Futures Contracts[1]	93	—	—	93
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	50,548,086
Gross Unrealized Appreciation	103,353
Gross Unrealized Depreciation	(1,258,776)
Net Unrealized Appreciation (Depreciation)	(1,155,423)
E.	During the six months ended February 28, 2022, the fund purchased $15,582,793,000 of investment securities and sold $13,285,043,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $3,702,411,000 and $3,539,011,000, respectively. Purchases and sales include $7,879,815,000 and $5,664,559,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $4,381,003,000 and sales were $171,972,000, resulting in net realized loss of $449,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Short-Term Corporate Bond Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	8,076,742	99,680	15,422,692	186,381
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,786,535)	(71,400)	(5,533,001)	(66,900)
Net Increase (Decrease)—ETF Shares	2,290,207	28,280	9,889,691	119,481
Admiral Shares
Issued	851,864	38,444	2,599,871	115,389
Issued in Lieu of Cash Distributions	40,457	1,831	66,646	2,960
Redeemed	(1,000,029)	(45,211)	(1,919,554)	(85,219)
Net Increase (Decrease)—Admiral Shares	(107,708)	(4,936)	746,963	33,130
Institutional Shares
Issued	343,459	12,689	991,645	35,943
Issued in Lieu of Cash Distributions	20,415	755	30,224	1,097
Redeemed	(292,291)	(10,816)	(418,170)	(15,180)
Net Increase (Decrease)—Institutional Shares	71,583	2,628	603,699	21,860
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.

Intermediate-Term Corporate Bond Index Fund
Fund Allocation
As of February 28, 2022
Corporate Bonds – Communications	8.1%
Corporate Bonds – Consumer Discretionary	6.5
Corporate Bonds – Consumer Staples	6.7
Corporate Bonds – Energy	6.9
Corporate Bonds – Financials	29.2
Corporate Bonds – Health Care	8.7
Corporate Bonds – Industrials	6.9
Corporate Bonds – Materials	3.1
Corporate Bonds – Real Estate	7.1
Corporate Bonds – Technology	8.6
Corporate Bonds – Utilities	7.1
U.S. Government and Agency Obligations	1.1
The table reflects the fund's investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Intermediate-Term Corporate Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (1.1%)
U.S. Government Securities (1.1%)
	United States Treasury Note/Bond	1.500%	1/31/27	57,775	57,107
	United States Treasury Note/Bond	1.875%	2/28/27	76,170	76,694
	United States Treasury Note/Bond	1.875%	2/15/32	385,640	387,146
Total U.S. Government and Agency Obligations (Cost $520,025)					520,947
Corporate Bonds (98.0%)
Communications (8.1%)
	Activision Blizzard Inc.	3.400%	6/15/27	11,960	12,522
	Activision Blizzard Inc.	1.350%	9/15/30	10,497	9,350
	Alphabet Inc.	0.800%	8/15/27	22,769	21,222
	Alphabet Inc.	1.100%	8/15/30	55,972	50,704
	America Movil SAB de CV	3.625%	4/22/29	25,789	26,623
	America Movil SAB de CV	2.875%	5/7/30	28,398	27,851
	AT&T Inc.	4.250%	3/1/27	37,504	40,415
	AT&T Inc.	2.300%	6/1/27	66,865	65,962
	AT&T Inc.	1.650%	2/1/28	46,668	44,088
[1]	AT&T Inc.	4.100%	2/15/28	47,931	51,440
	AT&T Inc.	4.350%	3/1/29	82,966	90,403
[1]	AT&T Inc.	4.300%	2/15/30	82,749	90,102
	AT&T Inc.	2.750%	6/1/31	38,945	37,893
	AT&T Inc.	2.250%	2/1/32	30,000	27,701
	AT&T Inc.	2.550%	12/1/33	35,000	32,465
	Baidu Inc.	3.625%	7/6/27	19,150	19,739
	Baidu Inc.	4.375%	3/29/28	10,335	11,006
	Baidu Inc.	4.875%	11/14/28	18,350	20,200
	Baidu Inc.	3.425%	4/7/30	11,609	11,755
	Baidu Inc.	2.375%	10/9/30	4,800	4,484
	Baidu Inc.	2.375%	8/23/31	18,130	16,704
	Booking Holdings Inc.	3.550%	3/15/28	17,918	18,841
	Booking Holdings Inc.	4.625%	4/13/30	43,433	48,615
	British Telecommunications plc	5.125%	12/4/28	12,198	13,208
	British Telecommunications plc	9.625%	12/15/30	63,477	88,880
	Charter Communications Operating LLC	3.750%	2/15/28	38,490	39,418
	Charter Communications Operating LLC	4.200%	3/15/28	43,070	45,048
	Charter Communications Operating LLC	2.250%	1/15/29	31,445	29,227
	Charter Communications Operating LLC	5.050%	3/30/29	33,792	36,852
	Charter Communications Operating LLC	2.800%	4/1/31	43,497	40,616
	Charter Communications Operating LLC	2.300%	2/1/32	13,242	11,774
	Comcast Corp.	3.300%	4/1/27	21,706	22,553

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	3.150%	2/15/28	42,026	43,194
	Comcast Corp.	3.550%	5/1/28	17,815	18,669
	Comcast Corp.	4.150%	10/15/28	102,925	111,495
	Comcast Corp.	2.650%	2/1/30	55,982	55,253
	Comcast Corp.	3.400%	4/1/30	49,471	51,439
	Comcast Corp.	4.250%	10/15/30	38,530	42,337
	Comcast Corp.	1.950%	1/15/31	39,757	37,010
	Comcast Corp.	1.500%	2/15/31	46,759	41,884
	Deutsche Telekom International Finance BV	8.750%	6/15/30	97,909	135,641
	Discovery Communications LLC	3.950%	3/20/28	49,817	51,425
	Discovery Communications LLC	4.125%	5/15/29	24,734	25,860
	Discovery Communications LLC	3.625%	5/15/30	26,251	26,344
	Electronic Arts Inc.	1.850%	2/15/31	19,080	17,437
	Expedia Group Inc.	4.625%	8/1/27	25,620	27,417
	Expedia Group Inc.	3.800%	2/15/28	24,368	25,062
	Expedia Group Inc.	3.250%	2/15/30	31,630	31,239
	Expedia Group Inc.	2.950%	3/15/31	28,681	27,482
[2]	FactSet Research Systems Inc.	2.900%	3/1/27	9,000	9,057
	Fox Corp.	4.709%	1/25/29	56,726	61,993
	Fox Corp.	3.500%	4/8/30	17,401	17,772
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	7,585	8,319
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	21,263	23,582
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	15,095	14,315
	Koninklijke KPN NV	8.375%	10/1/30	15,414	20,721
	Omnicom Group Inc.	2.450%	4/30/30	15,990	15,352
	Omnicom Group Inc.	4.200%	6/1/30	16,808	18,199
	Omnicom Group Inc.	2.600%	8/1/31	22,690	21,822
	Orange SA	9.000%	3/1/31	60,813	87,040
	Paramount Global	3.375%	2/15/28	13,051	13,327
	Paramount Global	3.700%	6/1/28	19,823	20,512
	Paramount Global	4.200%	6/1/29	19,721	20,738
	Paramount Global	7.875%	7/30/30	16,880	22,022
	Paramount Global	4.950%	1/15/31	39,447	43,588
	TCI Communications Inc.	7.125%	2/15/28	9,715	12,055
	Telefonica Emisiones SA	4.103%	3/8/27	44,166	46,649
	Telefonica Europe BV	8.250%	9/15/30	26,949	36,171
	TELUS Corp.	3.700%	9/15/27	6,036	6,355
	Tencent Music Entertainment Group	2.000%	9/3/30	13,090	11,730
	T-Mobile USA Inc.	3.750%	4/15/27	101,510	105,435
	T-Mobile USA Inc.	2.050%	2/15/28	49,706	47,327
[3]	T-Mobile USA Inc.	2.400%	3/15/29	9,000	8,550
	T-Mobile USA Inc.	3.875%	4/15/30	179,015	185,069
	T-Mobile USA Inc.	2.550%	2/15/31	69,629	65,107
	T-Mobile USA Inc.	2.250%	11/15/31	16,376	14,860
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	19,939	20,405
	VeriSign Inc.	2.700%	6/15/31	22,100	20,634
	Verizon Communications Inc.	4.125%	3/16/27	69,982	74,989
	Verizon Communications Inc.	3.000%	3/22/27	27,821	28,325
	Verizon Communications Inc.	2.100%	3/22/28	84,259	81,408
	Verizon Communications Inc.	4.329%	9/21/28	110,803	120,791
	Verizon Communications Inc.	3.875%	2/8/29	21,380	22,734
	Verizon Communications Inc.	4.016%	12/3/29	100,491	107,725
	Verizon Communications Inc.	3.150%	3/22/30	43,767	44,260
	Verizon Communications Inc.	1.500%	9/18/30	24,186	21,558
	Verizon Communications Inc.	1.680%	10/30/30	39,216	35,242

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	7.750%	12/1/30	1,855	2,513
	Verizon Communications Inc.	1.750%	1/20/31	60,401	54,317
	Verizon Communications Inc.	2.550%	3/21/31	129,781	124,524
	Vodafone Group plc	4.375%	5/30/28	83,537	90,366
	Vodafone Group plc	7.875%	2/15/30	12,461	16,530
	Walt Disney Co.	3.700%	3/23/27	12,774	13,547
	Walt Disney Co.	2.200%	1/13/28	30,541	29,928
	Walt Disney Co.	2.000%	9/1/29	50,299	47,970
	Walt Disney Co.	3.800%	3/22/30	35,761	38,376
	Walt Disney Co.	2.650%	1/13/31	65,622	64,980
	Weibo Corp.	3.375%	7/8/30	19,610	18,273
	WPP Finance 2010	3.750%	9/19/24	1	—
					3,913,911
Consumer Discretionary (6.4%)
	Advance Auto Parts Inc.	1.750%	10/1/27	6,588	6,184
	Advance Auto Parts Inc.	3.900%	4/15/30	15,456	16,013
	Alibaba Group Holding Ltd.	3.400%	12/6/27	67,591	68,594
	Alibaba Group Holding Ltd.	2.125%	2/9/31	38,478	34,663
	Amazon.com Inc.	1.200%	6/3/27	46,606	44,316
	Amazon.com Inc.	3.150%	8/22/27	82,769	86,558
	Amazon.com Inc.	1.650%	5/12/28	59,415	57,126
	Amazon.com Inc.	1.500%	6/3/30	45,006	41,714
	Amazon.com Inc.	2.100%	5/12/31	81,760	78,690
[1]	American Honda Finance Corp.	3.500%	2/15/28	6,796	7,125
[1]	American Honda Finance Corp.	2.000%	3/24/28	27,060	26,120
[1]	American Honda Finance Corp.	2.250%	1/12/29	8,940	8,679
[1]	American Honda Finance Corp.	1.800%	1/13/31	11,975	11,034
	Aptiv plc	4.350%	3/15/29	6,390	6,876
	Aptiv plc	3.250%	3/1/32	5,000	5,015
	AutoNation Inc.	3.800%	11/15/27	13,888	14,396
	AutoNation Inc.	4.750%	6/1/30	12,190	13,149
	AutoNation Inc.	2.400%	8/1/31	16,795	15,196
	AutoZone Inc.	3.750%	6/1/27	13,207	13,924
	AutoZone Inc.	3.750%	4/18/29	22,498	23,501
	AutoZone Inc.	4.000%	4/15/30	19,090	20,242
	AutoZone Inc.	1.650%	1/15/31	15,990	14,186
	Best Buy Co. Inc.	4.450%	10/1/28	11,434	12,323
	Best Buy Co. Inc.	1.950%	10/1/30	14,506	13,237
	Block Financial LLC	2.500%	7/15/28	11,615	11,089
	Block Financial LLC	3.875%	8/15/30	19,016	19,273
	BorgWarner Inc.	3.375%	3/15/25	1	1
	BorgWarner Inc.	2.650%	7/1/27	28,852	28,799
	Brunswick Corp.	2.400%	8/18/31	14,950	13,679
	Choice Hotels International Inc.	3.700%	12/1/29	5,982	6,112
	Choice Hotels International Inc.	3.700%	1/15/31	8,859	8,969
[3]	Daimler Finance North America LLC	3.100%	8/15/29	16,642	16,778
	Daimler Finance North America LLC	8.500%	1/18/31	22,375	31,743
[3]	Daimler Finance North America LLC	2.450%	3/2/31	7,250	6,932
	Darden Restaurants Inc.	3.850%	5/1/27	10,733	11,304
	Dick's Sporting Goods Inc.	3.150%	1/15/32	19,755	18,983
	DR Horton Inc.	1.400%	10/15/27	11,566	10,709
	eBay Inc.	3.600%	6/5/27	23,785	24,927
	eBay Inc.	2.700%	3/11/30	24,863	24,069
	eBay Inc.	2.600%	5/10/31	16,906	16,098
[1]	Emory University	2.143%	9/1/30	10,390	10,157

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	16,830	17,080
	General Motors Co.	4.200%	10/1/27	24,224	25,550
	General Motors Co.	6.800%	10/1/27	28,591	33,698
	General Motors Co.	5.000%	10/1/28	22,813	24,888
	General Motors Financial Co. Inc.	2.700%	8/20/27	16,229	15,894
	General Motors Financial Co. Inc.	3.850%	1/5/28	12,583	12,965
	General Motors Financial Co. Inc.	2.400%	4/10/28	23,710	22,645
	General Motors Financial Co. Inc.	2.400%	10/15/28	26,875	25,481
	General Motors Financial Co. Inc.	5.650%	1/17/29	14,718	16,542
	General Motors Financial Co. Inc.	3.600%	6/21/30	25,776	25,879
	General Motors Financial Co. Inc.	2.350%	1/8/31	16,440	14,907
	General Motors Financial Co. Inc.	2.700%	6/10/31	33,980	31,533
	General Motors Financial Co. Inc.	3.100%	1/12/32	48,755	46,549
	Genuine Parts Co.	1.875%	11/1/30	12,508	11,268
[3]	GXO Logistics Inc.	2.650%	7/15/31	11,195	10,387
	Hasbro Inc.	3.500%	9/15/27	7,279	7,488
	Hasbro Inc.	3.900%	11/19/29	29,501	30,843
	Home Depot Inc.	2.500%	4/15/27	41,428	41,818
	Home Depot Inc.	2.800%	9/14/27	29,080	29,762
	Home Depot Inc.	0.900%	3/15/28	15,270	14,041
	Home Depot Inc.	1.500%	9/15/28	29,190	27,624
	Home Depot Inc.	3.900%	12/6/28	17,076	18,446
	Home Depot Inc.	2.950%	6/15/29	35,027	35,787
	Home Depot Inc.	2.700%	4/15/30	32,801	32,772
	Home Depot Inc.	1.375%	3/15/31	33,348	29,841
	Home Depot Inc.	1.875%	9/15/31	32,485	30,171
	Hyatt Hotels Corp.	4.375%	9/15/28	10,852	11,250
	Hyatt Hotels Corp.	5.750%	4/23/30	11,245	12,827
	JD.com Inc.	3.375%	1/14/30	17,933	17,938
	Kohl's Corp.	3.375%	5/1/31	13,095	12,896
	Las Vegas Sands Corp.	3.900%	8/8/29	19,157	18,334
	Lear Corp.	3.800%	9/15/27	6,989	7,286
	Lear Corp.	4.250%	5/15/29	10,974	11,622
	Lear Corp.	3.500%	5/30/30	11,085	11,140
	Lear Corp.	2.600%	1/15/32	2,900	2,690
	Leggett & Platt Inc.	3.500%	11/15/27	10,652	11,021
	Leggett & Platt Inc.	4.400%	3/15/29	15,366	16,597
	Leland Stanford Junior University	1.289%	6/1/27	7,710	7,372
	Lennar Corp.	5.000%	6/15/27	2,960	3,217
	Lennar Corp.	4.750%	11/29/27	37,430	40,697
	Lowe's Cos. Inc.	3.100%	5/3/27	19,931	20,526
	Lowe's Cos. Inc.	1.300%	4/15/28	30,859	28,471
	Lowe's Cos. Inc.	1.700%	9/15/28	31,050	29,090
	Lowe's Cos. Inc.	3.650%	4/5/29	42,716	44,778
	Lowe's Cos. Inc.	4.500%	4/15/30	31,765	35,031
	Lowe's Cos. Inc.	1.700%	10/15/30	32,626	29,352
	Lowe's Cos. Inc.	2.625%	4/1/31	46,321	44,754
	Magna International Inc.	2.450%	6/15/30	18,786	18,095
[1]	Marriott International Inc.	4.000%	4/15/28	11,505	11,971
[1]	Marriott International Inc.	4.650%	12/1/28	5,302	5,691
[1]	Marriott International Inc.	4.625%	6/15/30	32,536	35,161
[1]	Marriott International Inc.	2.850%	4/15/31	34,555	32,925
	Masco Corp.	3.500%	11/15/27	7,945	8,161
	Masco Corp.	1.500%	2/15/28	15,734	14,465
	Masco Corp.	2.000%	10/1/30	9,055	8,205

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Masco Corp.	2.000%	2/15/31	13,798	12,461
[1]	McDonald's Corp.	3.500%	3/1/27	15,190	15,887
[1]	McDonald's Corp.	3.500%	7/1/27	25,740	26,987
[1]	McDonald's Corp.	3.800%	4/1/28	32,932	35,007
[1]	McDonald's Corp.	2.625%	9/1/29	34,433	33,905
[1]	McDonald's Corp.	2.125%	3/1/30	14,055	13,326
[1]	McDonald's Corp.	3.600%	7/1/30	20,650	21,686
	MDC Holdings Inc.	2.500%	1/15/31	17,955	16,226
	Mohawk Industries Inc.	3.625%	5/15/30	13,000	13,360
	NIKE Inc.	2.750%	3/27/27	33,533	34,444
	NIKE Inc.	2.850%	3/27/30	31,730	32,254
	NVR Inc.	3.000%	5/15/30	21,047	20,743
	O'Reilly Automotive Inc.	3.600%	9/1/27	20,735	21,675
	O'Reilly Automotive Inc.	4.350%	6/1/28	19,991	21,549
	O'Reilly Automotive Inc.	3.900%	6/1/29	10,257	10,783
	O'Reilly Automotive Inc.	4.200%	4/1/30	13,402	14,368
	O'Reilly Automotive Inc.	1.750%	3/15/31	6,665	5,971
	Owens Corning	3.950%	8/15/29	11,136	11,673
	Owens Corning	3.875%	6/1/30	8,536	8,924
	Ralph Lauren Corp.	2.950%	6/15/30	18,092	18,068
	Ross Stores Inc.	1.875%	4/15/31	12,715	11,498
[3]	Sands China Ltd.	2.300%	3/8/27	12,375	10,800
	Sands China Ltd.	5.400%	8/8/28	54,894	54,335
[3]	Sands China Ltd.	2.850%	3/8/29	7,475	6,339
	Sands China Ltd.	4.375%	6/18/30	27,566	25,417
[3]	Sands China Ltd.	3.250%	8/8/31	12,800	10,429
	Snap-on Inc.	3.250%	3/1/27	2,815	2,943
	Stanley Black & Decker Inc.	4.250%	11/15/28	18,978	20,714
	Stanley Black & Decker Inc.	2.300%	3/15/30	15,343	14,771
	Starbucks Corp.	2.000%	3/12/27	14,787	14,427
	Starbucks Corp.	3.500%	3/1/28	13,318	13,856
	Starbucks Corp.	4.000%	11/15/28	20,788	22,270
	Starbucks Corp.	3.550%	8/15/29	25,122	26,149
	Starbucks Corp.	2.250%	3/12/30	13,898	13,127
	Starbucks Corp.	2.550%	11/15/30	37,883	36,406
	Starbucks Corp.	3.000%	2/14/32	20,000	19,904
	Steelcase Inc.	5.125%	1/18/29	11,150	12,156
	Tapestry Inc.	4.125%	7/15/27	3,395	3,552
	TJX Cos. Inc.	1.150%	5/15/28	14,377	13,270
	TJX Cos. Inc.	3.875%	4/15/30	20,965	22,483
	TJX Cos. Inc.	1.600%	5/15/31	3,915	3,546
	Toll Brothers Finance Corp.	4.350%	2/15/28	16,590	17,278
	Toll Brothers Finance Corp.	3.800%	11/1/29	11,515	11,527
	Toyota Motor Corp.	3.669%	7/20/28	15,429	16,432
	Toyota Motor Corp.	2.760%	7/2/29	10,490	10,559
	Toyota Motor Corp.	2.362%	3/25/31	11,611	11,340
[1]	Toyota Motor Credit Corp.	1.150%	8/13/27	18,643	17,497
[1]	Toyota Motor Credit Corp.	3.050%	1/11/28	12,067	12,440
[1]	Toyota Motor Credit Corp.	1.900%	4/6/28	11,223	10,813
	Toyota Motor Credit Corp.	3.650%	1/8/29	12,400	13,205
[1]	Toyota Motor Credit Corp.	2.150%	2/13/30	21,036	20,237
[1]	Toyota Motor Credit Corp.	3.375%	4/1/30	25,256	26,450
[1]	Toyota Motor Credit Corp.	1.650%	1/10/31	19,073	17,448
	Toyota Motor Credit Corp.	1.900%	9/12/31	14,264	13,228
[1]	Toyota Motor Credit Corp.	2.400%	1/13/32	14,145	13,687

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tractor Supply Co.	1.750%	11/1/30	16,148	14,366
	VF Corp.	2.800%	4/23/27	11,897	12,045
	VF Corp.	2.950%	4/23/30	19,333	19,135
	Whirlpool Corp.	4.750%	2/26/29	25,868	28,591
	Whirlpool Corp.	2.400%	5/15/31	5,517	5,246
[1]	Yale University	1.482%	4/15/30	11,020	10,172
					3,133,290
Consumer Staples (6.6%)
	Ahold Finance USA LLC	6.875%	5/1/29	12,920	16,137
	Altria Group Inc.	2.625%	9/16/26	9,094	9,081
	Altria Group Inc.	4.800%	2/14/29	29,977	32,446
	Altria Group Inc.	3.400%	5/6/30	16,805	16,611
	Altria Group Inc.	2.450%	2/4/32	39,505	35,286
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	74,021	78,909
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	95,313	106,071
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	61,666	64,440
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	15,010	17,243
	Archer-Daniels-Midland Co.	3.250%	3/27/30	23,738	24,655
	Avery Dennison Corp.	4.875%	12/6/28	10,672	11,891
	Avery Dennison Corp.	2.650%	4/30/30	15,187	14,626
	Avery Dennison Corp.	2.250%	2/15/32	1,175	1,076
	BAT Capital Corp.	4.700%	4/2/27	26,249	27,872
	BAT Capital Corp.	3.557%	8/15/27	79,130	79,872
	BAT Capital Corp.	2.259%	3/25/28	54,851	51,209
	BAT Capital Corp.	3.462%	9/6/29	14,798	14,613
	BAT Capital Corp.	4.906%	4/2/30	27,289	29,153
	BAT Capital Corp.	2.726%	3/25/31	29,979	27,476
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	15,430	16,129
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	26,535	25,261
	Campbell Soup Co.	4.150%	3/15/28	25,053	26,752
	Campbell Soup Co.	2.375%	4/24/30	12,011	11,432
	Church & Dwight Co. Inc.	3.150%	8/1/27	11,195	11,512
	Clorox Co.	3.100%	10/1/27	13,038	13,442
	Clorox Co.	3.900%	5/15/28	6,205	6,629
	Clorox Co.	1.800%	5/15/30	18,304	16,863
	Coca-Cola Co.	3.375%	3/25/27	20,550	21,642
	Coca-Cola Co.	2.900%	5/25/27	12,530	12,916
	Coca-Cola Co.	1.450%	6/1/27	48,694	46,810
	Coca-Cola Co.	1.500%	3/5/28	8,400	8,032
	Coca-Cola Co.	1.000%	3/15/28	34,864	32,260
	Coca-Cola Co.	2.125%	9/6/29	25,622	24,990
	Coca-Cola Co.	3.450%	3/25/30	31,414	33,241
	Coca-Cola Co.	1.650%	6/1/30	35,774	33,152
	Coca-Cola Co.	2.000%	3/5/31	25,898	24,516
	Coca-Cola Co.	1.375%	3/15/31	48,168	43,243
	Coca-Cola Co.	2.250%	1/5/32	41,030	39,576
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	29,586	28,580
	Conagra Brands Inc.	1.375%	11/1/27	27,463	25,248
	Conagra Brands Inc.	7.000%	10/1/28	7,906	9,709
	Conagra Brands Inc.	4.850%	11/1/28	42,567	46,760
	Conagra Brands Inc.	8.250%	9/15/30	9,076	12,331
	Constellation Brands Inc.	3.500%	5/9/27	16,136	16,730
	Constellation Brands Inc.	3.600%	2/15/28	21,208	21,852
	Constellation Brands Inc.	4.650%	11/15/28	23,246	25,397
	Constellation Brands Inc.	3.150%	8/1/29	32,688	32,723

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Constellation Brands Inc.	2.875%	5/1/30	13,314	12,998
	Constellation Brands Inc.	2.250%	8/1/31	23,788	21,839
	Costco Wholesale Corp.	3.000%	5/18/27	31,263	32,410
	Costco Wholesale Corp.	1.375%	6/20/27	38,999	37,422
	Costco Wholesale Corp.	1.600%	4/20/30	53,288	49,361
	Diageo Capital plc	3.875%	5/18/28	9,013	9,685
	Diageo Capital plc	2.375%	10/24/29	26,161	25,578
	Diageo Capital plc	2.000%	4/29/30	17,182	16,248
	Dollar General Corp.	3.875%	4/15/27	12,000	12,675
	Dollar General Corp.	4.125%	5/1/28	11,804	12,581
	Dollar General Corp.	3.500%	4/3/30	33,777	34,585
	Dollar Tree Inc.	4.200%	5/15/28	32,679	34,926
	Dollar Tree Inc.	2.650%	12/1/31	16,950	16,100
	Estee Lauder Cos. Inc.	3.150%	3/15/27	8,270	8,599
	Estee Lauder Cos. Inc.	2.375%	12/1/29	18,397	18,070
	Estee Lauder Cos. Inc.	2.600%	4/15/30	17,894	17,779
	Estee Lauder Cos. Inc.	1.950%	3/15/31	14,940	14,051
	Flowers Foods Inc.	2.400%	3/15/31	12,354	11,652
	General Mills Inc.	4.200%	4/17/28	33,558	36,147
	General Mills Inc.	2.875%	4/15/30	22,419	22,400
	General Mills Inc.	2.250%	10/14/31	15,690	14,752
	Hershey Co.	2.450%	11/15/29	6,077	6,053
	Hershey Co.	1.700%	6/1/30	6,122	5,707
	Hormel Foods Corp.	1.700%	6/3/28	9,195	8,783
	Hormel Foods Corp.	1.800%	6/11/30	28,732	26,835
	Ingredion Inc.	2.900%	6/1/30	13,751	13,554
	J M Smucker Co.	3.375%	12/15/27	12,479	12,940
	J M Smucker Co.	2.375%	3/15/30	12,496	11,899
	Kellogg Co.	3.400%	11/15/27	18,335	19,000
	Kellogg Co.	4.300%	5/15/28	9,841	10,687
	Kellogg Co.	2.100%	6/1/30	17,969	16,895
[1]	Kellogg Co.	7.450%	4/1/31	9,544	12,743
	Keurig Dr Pepper Inc.	3.430%	6/15/27	19,339	20,045
	Keurig Dr Pepper Inc.	4.597%	5/25/28	54,575	59,672
	Keurig Dr Pepper Inc.	3.200%	5/1/30	19,339	19,563
	Keurig Dr Pepper Inc.	2.250%	3/15/31	14,495	13,599
	Kimberly-Clark Corp.	1.050%	9/15/27	18,462	17,325
	Kimberly-Clark Corp.	3.950%	11/1/28	10,389	11,283
	Kimberly-Clark Corp.	3.200%	4/25/29	11,194	11,610
	Kimberly-Clark Corp.	3.100%	3/26/30	25,936	26,806
	Kimberly-Clark Corp.	2.000%	11/2/31	15,660	14,774
	Kroger Co.	3.700%	8/1/27	13,945	14,692
	Kroger Co.	4.500%	1/15/29	12,247	13,462
[1]	Kroger Co.	7.700%	6/1/29	3,305	4,317
	Kroger Co.	2.200%	5/1/30	19,519	18,474
	Kroger Co.	1.700%	1/15/31	12,570	11,385
	Kroger Co.	7.500%	4/1/31	5,478	7,377
	McCormick & Co. Inc.	3.400%	8/15/27	19,646	20,442
	McCormick & Co. Inc.	2.500%	4/15/30	23,654	22,796
	McCormick & Co. Inc.	1.850%	2/15/31	7,324	6,661
	Mondelez International Inc.	2.750%	4/13/30	46,948	46,265
	Mondelez International Inc.	1.500%	2/4/31	10,781	9,530
	PepsiCo Inc.	2.625%	3/19/27	30,489	31,199
	PepsiCo Inc.	3.000%	10/15/27	29,004	30,161
	PepsiCo Inc.	7.000%	3/1/29	8,416	10,860

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PepsiCo Inc.	2.625%	7/29/29	21,457	21,698
	PepsiCo Inc.	2.750%	3/19/30	27,389	27,781
	PepsiCo Inc.	1.625%	5/1/30	43,550	40,605
	PepsiCo Inc.	1.400%	2/25/31	20,127	18,290
	PepsiCo Inc.	1.950%	10/21/31	29,015	27,461
	Philip Morris International Inc.	3.125%	8/17/27	10,412	10,747
	Philip Morris International Inc.	3.125%	3/2/28	15,754	16,191
	Philip Morris International Inc.	3.375%	8/15/29	15,208	15,655
	Philip Morris International Inc.	2.100%	5/1/30	23,348	21,940
	Philip Morris International Inc.	1.750%	11/1/30	15,930	14,434
	Procter & Gamble Co.	2.800%	3/25/27	17,635	18,175
	Procter & Gamble Co.	2.850%	8/11/27	19,142	19,819
	Procter & Gamble Co.	3.000%	3/25/30	40,393	42,099
	Procter & Gamble Co.	1.200%	10/29/30	30,099	27,279
	Procter & Gamble Co.	1.950%	4/23/31	19,830	19,070
	Sysco Corp.	3.250%	7/15/27	22,653	23,347
	Sysco Corp.	2.400%	2/15/30	26,555	25,376
	Sysco Corp.	5.950%	4/1/30	25,782	30,782
	Sysco Corp.	2.450%	12/14/31	6,735	6,411
	Target Corp.	3.375%	4/15/29	25,967	27,527
	Target Corp.	2.350%	2/15/30	18,063	17,753
	Target Corp.	2.650%	9/15/30	10,990	11,028
	Tyson Foods Inc.	3.550%	6/2/27	35,572	36,969
	Tyson Foods Inc.	4.350%	3/1/29	25,149	27,237
	Unilever Capital Corp.	2.900%	5/5/27	27,760	28,376
	Unilever Capital Corp.	3.500%	3/22/28	4,604	4,855
	Unilever Capital Corp.	2.125%	9/6/29	38,134	36,690
	Unilever Capital Corp.	1.375%	9/14/30	12,955	11,594
	Unilever Capital Corp.	1.750%	8/12/31	22,820	20,945
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	8,775	8,868
	Walmart Inc.	3.700%	6/26/28	64,643	69,708
	Walmart Inc.	1.500%	9/22/28	8,120	7,736
	Walmart Inc.	3.250%	7/8/29	33,090	35,047
	Walmart Inc.	2.375%	9/24/29	15,799	15,749
	Walmart Inc.	1.800%	9/22/31	57,363	53,817
					3,214,706
Energy (6.8%)
	Baker Hughes Holdings LLC	3.337%	12/15/27	29,218	30,119
	Baker Hughes Holdings LLC	3.138%	11/7/29	11,209	11,311
	Baker Hughes Holdings LLC	4.486%	5/1/30	21,044	23,129
	Boardwalk Pipelines LP	4.450%	7/15/27	13,564	14,313
	Boardwalk Pipelines LP	4.800%	5/3/29	5,834	6,282
	Boardwalk Pipelines LP	3.400%	2/15/31	15,392	15,080
	BP Capital Markets America Inc.	3.543%	4/6/27	15,175	15,781
[1]	BP Capital Markets America Inc.	3.588%	4/14/27	14,112	14,715
	BP Capital Markets America Inc.	3.937%	9/21/28	36,594	38,833
	BP Capital Markets America Inc.	4.234%	11/6/28	46,476	50,282
	BP Capital Markets America Inc.	3.633%	4/6/30	39,354	40,971
	BP Capital Markets America Inc.	1.749%	8/10/30	20,458	18,567
	BP Capital Markets America Inc.	2.721%	1/12/32	54,340	52,134
	BP Capital Markets plc	3.279%	9/19/27	37,300	38,388
	BP Capital Markets plc	3.723%	11/28/28	20,493	21,469
	Burlington Resources LLC	7.200%	8/15/31	5,813	7,835
	Burlington Resources LLC	7.400%	12/1/31	2,162	3,006
	Canadian Natural Resources Ltd.	3.850%	6/1/27	41,275	43,089

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Natural Resources Ltd.	2.950%	7/15/30	12,656	12,376
	Canadian Natural Resources Ltd.	7.200%	1/15/32	5,882	7,570
	Cenovus Energy Inc.	4.250%	4/15/27	34,273	36,365
	Cenovus Energy Inc.	4.400%	4/15/29	20,138	21,458
	Cenovus Energy Inc.	2.650%	1/15/32	3,535	3,272
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	37,426	40,853
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	44,533	45,467
	Chevron Corp.	1.995%	5/11/27	36,191	35,654
	Chevron Corp.	2.236%	5/11/30	36,058	35,121
	Chevron USA Inc.	1.018%	8/12/27	6,218	5,812
	Chevron USA Inc.	3.850%	1/15/28	12,964	13,893
	Chevron USA Inc.	3.250%	10/15/29	21,728	22,657
	Conoco Funding Co.	7.250%	10/15/31	4,913	6,651
[3]	ConocoPhillips	3.750%	10/1/27	48,071	51,368
[3]	ConocoPhillips	4.300%	8/15/28	31,708	34,744
[3]	ConocoPhillips	2.400%	2/15/31	24,557	24,000
	ConocoPhillips Co.	6.950%	4/15/29	43,993	56,268
	Continental Resources Inc.	4.375%	1/15/28	15,680	16,248
[3]	Coterra Energy Inc.	3.900%	5/15/27	18,690	19,493
[3]	Coterra Energy Inc.	4.375%	3/15/29	16,509	17,712
	Devon Energy Corp.	5.250%	10/15/27	14,368	14,923
	Devon Energy Corp.	5.875%	6/15/28	10,148	10,804
	Devon Energy Corp.	4.500%	1/15/30	19,758	20,639
	Devon Energy Corp.	7.875%	9/30/31	12,693	17,108
	Diamondback Energy Inc.	3.500%	12/1/29	31,024	31,351
	Diamondback Energy Inc.	3.125%	3/24/31	27,427	26,764
[3]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	6,745	6,718
	Enbridge Inc.	1.600%	10/4/26	100	95
	Enbridge Inc.	3.700%	7/15/27	20,795	21,690
	Enbridge Inc.	3.125%	11/15/29	27,677	27,790
	Energy Transfer LP	4.400%	3/15/27	19,307	20,280
	Energy Transfer LP	4.200%	4/15/27	15,006	15,617
[1]	Energy Transfer LP	5.500%	6/1/27	24,480	27,013
	Energy Transfer LP	4.000%	10/1/27	19,077	19,709
	Energy Transfer LP	4.950%	5/15/28	17,195	18,528
	Energy Transfer LP	4.950%	6/15/28	26,838	29,042
	Energy Transfer LP	5.250%	4/15/29	41,888	46,030
	Energy Transfer LP	4.150%	9/15/29	16,194	16,701
	Energy Transfer LP	3.750%	5/15/30	41,959	42,527
	Eni USA Inc.	7.300%	11/15/27	2,740	3,348
	Enterprise Products Operating LLC	4.150%	10/16/28	18,064	19,413
	Enterprise Products Operating LLC	3.125%	7/31/29	48,422	48,895
	Enterprise Products Operating LLC	2.800%	1/31/30	24,539	24,172
[1]	Enterprise Products Operating LLC	5.250%	8/16/77	13,731	13,073
[1]	Enterprise Products Operating LLC	5.375%	2/15/78	21,720	20,156
	EOG Resources Inc.	4.375%	4/15/30	24,040	26,588
	Exxon Mobil Corp.	3.294%	3/19/27	12,530	13,149
	Exxon Mobil Corp.	2.440%	8/16/29	30,304	29,838
	Exxon Mobil Corp.	3.482%	3/19/30	56,485	59,628
	Exxon Mobil Corp.	2.610%	10/15/30	60,930	60,404
	Halliburton Co.	2.920%	3/1/30	26,630	26,216
[3]	Helmerich & Payne Inc.	2.900%	9/29/31	14,900	14,285
	Hess Corp.	4.300%	4/1/27	35,382	37,423
	Hess Corp.	7.875%	10/1/29	7,558	9,759
	Hess Corp.	7.300%	8/15/31	15,710	20,007

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HollyFrontier Corp.	4.500%	10/1/30	10,473	10,564
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	2,816	3,598
	Kinder Morgan Inc.	4.300%	3/1/28	37,906	40,396
	Kinder Morgan Inc.	2.000%	2/15/31	29,823	26,783
[1]	Kinder Morgan Inc.	7.800%	8/1/31	9,114	12,044
[1]	Kinder Morgan Inc.	7.750%	1/15/32	5,261	6,966
	Magellan Midstream Partners LP	3.250%	6/1/30	12,377	12,371
	Marathon Oil Corp.	4.400%	7/15/27	25,681	27,269
	Marathon Petroleum Corp.	3.800%	4/1/28	21,580	22,317
	MPLX LP	4.125%	3/1/27	31,108	32,794
	MPLX LP	4.250%	12/1/27	19,569	20,748
	MPLX LP	4.000%	3/15/28	36,531	38,125
	MPLX LP	4.800%	2/15/29	25,228	27,641
	MPLX LP	2.650%	8/15/30	30,816	29,043
	Northwest Pipeline LLC	4.000%	4/1/27	1,077	1,136
	NOV Inc.	3.600%	12/1/29	10,392	10,412
	ONEOK Inc.	4.000%	7/13/27	13,931	14,504
	ONEOK Inc.	4.550%	7/15/28	25,001	26,680
	ONEOK Inc.	4.350%	3/15/29	28,877	30,253
	ONEOK Inc.	3.400%	9/1/29	29,084	28,802
	ONEOK Inc.	3.100%	3/15/30	17,433	16,900
	ONEOK Inc.	6.350%	1/15/31	3,305	3,922
	Ovintiv Inc.	8.125%	9/15/30	3,275	4,201
	Ovintiv Inc.	7.200%	11/1/31	13,845	17,020
	Ovintiv Inc.	7.375%	11/1/31	13,260	16,771
	Phillips 66	3.900%	3/15/28	19,524	20,443
	Phillips 66	2.150%	12/15/30	23,284	21,506
	Phillips 66 Partners LP	3.750%	3/1/28	15,791	16,262
	Phillips 66 Partners LP	3.150%	12/15/29	14,542	14,445
	Pioneer Natural Resources Co.	1.900%	8/15/30	29,331	26,666
	Pioneer Natural Resources Co.	2.150%	1/15/31	24,990	23,066
	Plains All American Pipeline LP	3.550%	12/15/29	25,671	25,400
	Plains All American Pipeline LP	3.800%	9/15/30	20,276	20,315
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	34,236	37,257
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	47,081	49,586
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	53,382	57,474
	Schlumberger Investment SA	2.650%	6/26/30	27,442	26,715
	Shell International Finance BV	3.875%	11/13/28	36,528	39,185
	Shell International Finance BV	2.375%	11/7/29	42,205	41,142
	Shell International Finance BV	2.750%	4/6/30	45,602	45,523
	Suncor Energy Inc.	7.150%	2/1/32	11,981	15,332
	Targa Resources Partners LP	6.500%	7/15/27	8,000	8,479
	Targa Resources Partners LP	5.000%	1/15/28	8,400	8,670
	Targa Resources Partners LP	6.875%	1/15/29	4,000	4,357
	Targa Resources Partners LP	5.500%	3/1/30	8,000	8,474
	Targa Resources Partners LP	4.875%	2/1/31	8,500	8,750
	Targa Resources Partners LP	4.000%	1/15/32	19,000	18,747
	TC PipeLines LP	3.900%	5/25/27	11,888	12,611
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	4,208	5,042
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	12,227	14,900
	TotalEnergies Capital International SA	3.455%	2/19/29	29,711	30,948
	TotalEnergies Capital International SA	2.829%	1/10/30	32,157	32,263
	TotalEnergies Capital SA	3.883%	10/11/28	27,038	28,920
	TransCanada PipeLines Ltd.	4.250%	5/15/28	29,241	31,208
	TransCanada PipeLines Ltd.	4.100%	4/15/30	42,743	45,343

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TransCanada PipeLines Ltd.	2.500%	10/12/31	35,675	33,461
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	16,720	17,656
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	22,553	22,671
	Valero Energy Corp.	2.150%	9/15/27	17,116	16,623
	Valero Energy Corp.	4.350%	6/1/28	21,554	22,979
	Valero Energy Corp.	4.000%	4/1/29	22,611	23,655
	Valero Energy Corp.	2.800%	12/1/31	18,825	17,789
	Valero Energy Partners LP	4.500%	3/15/28	16,934	18,081
	Williams Cos. Inc.	3.750%	6/15/27	37,609	39,207
	Williams Cos. Inc.	3.500%	11/15/30	35,348	35,947
	Williams Cos. Inc.	2.600%	3/15/31	43,810	41,447
					3,301,774
Financials (29.0%)
	ACE Capital Trust II	9.700%	4/1/30	3,180	4,437
[1]	Aegon NV	5.500%	4/11/48	18,030	19,240
	AerCap Ireland Capital DAC	3.650%	7/21/27	31,124	31,641
	AerCap Ireland Capital DAC	4.625%	10/15/27	21,135	22,462
	AerCap Ireland Capital DAC	3.875%	1/23/28	17,224	17,507
	AerCap Ireland Capital DAC	3.000%	10/29/28	97,840	94,223
	AerCap Ireland Capital DAC	3.300%	1/30/32	103,960	98,620
	Affiliated Managers Group Inc.	3.300%	6/15/30	16,633	16,834
	Aflac Inc.	3.600%	4/1/30	43,522	46,283
[1]	Air Lease Corp.	3.750%	6/1/26	3,002	3,083
	Air Lease Corp.	3.625%	4/1/27	15,270	15,573
	Air Lease Corp.	3.625%	12/1/27	15,684	15,920
	Air Lease Corp.	2.100%	9/1/28	18,425	16,967
	Air Lease Corp.	4.625%	10/1/28	14,392	15,221
	Air Lease Corp.	3.250%	10/1/29	13,782	13,474
[1]	Air Lease Corp.	3.000%	2/1/30	18,745	17,903
	Air Lease Corp.	3.125%	12/1/30	19,455	18,676
	Air Lease Corp.	2.875%	1/15/32	20,000	18,732
	Alleghany Corp.	3.625%	5/15/30	13,124	13,393
	Allstate Corp.	1.450%	12/15/30	16,635	14,924
	Ally Financial Inc.	2.200%	11/2/28	18,815	17,644
[1]	Ally Financial Inc.	8.000%	11/1/31	68,803	90,599
	Ally Financial Inc.	8.000%	11/1/31	5,093	6,666
	American Equity Investment Life Holding Co.	5.000%	6/15/27	12,311	13,376
[3]	American Express Co.	3.300%	5/3/27	51,419	53,058
	American Financial Group Inc.	5.250%	4/2/30	6,798	7,676
	American International Group Inc.	4.200%	4/1/28	18,966	20,520
	American International Group Inc.	4.250%	3/15/29	9,980	10,771
	American International Group Inc.	3.400%	6/30/30	53,483	54,996
[1]	American International Group Inc.	5.750%	4/1/48	14,950	15,354
[1]	Andrew W Mellon Foundation	0.947%	8/1/27	7,920	7,417
	Aon Corp.	2.850%	5/28/27	7,000	7,052
	Aon Corp.	4.500%	12/15/28	15,796	17,217
	Aon Corp.	3.750%	5/2/29	16,842	17,651
	Aon Corp.	2.800%	5/15/30	31,666	31,185
	Aon Corp.	2.050%	8/23/31	5,140	4,722
	Aon Corp.	2.600%	12/2/31	12,120	11,568
	Ares Capital Corp.	2.875%	6/15/27	8,735	8,338
	Ares Capital Corp.	2.875%	6/15/28	24,821	22,998
	Ares Capital Corp.	3.200%	11/15/31	19,695	17,784
	Arthur J Gallagher & Co.	2.400%	11/9/31	10,505	9,860
	Assurant Inc.	4.900%	3/27/28	9,890	10,840

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Assurant Inc.	3.700%	2/22/30	10,829	11,050
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	13,090	12,981
	Athene Holding Ltd.	4.125%	1/12/28	28,819	30,260
	Athene Holding Ltd.	6.150%	4/3/30	19,793	23,094
	Athene Holding Ltd.	3.500%	1/15/31	22,974	22,945
	AXA SA	8.600%	12/15/30	32,396	43,713
	AXIS Specialty Finance LLC	3.900%	7/15/29	14,580	15,259
[1]	AXIS Specialty Finance LLC	4.900%	1/15/40	5,326	5,331
	AXIS Specialty Finance plc	4.000%	12/6/27	8,129	8,536
	Banco Santander SA	4.250%	4/11/27	28,853	30,481
	Banco Santander SA	3.800%	2/23/28	18,701	19,290
	Banco Santander SA	4.379%	4/12/28	27,103	28,761
	Banco Santander SA	3.306%	6/27/29	19,424	19,654
	Banco Santander SA	3.490%	5/28/30	34,554	34,680
	Banco Santander SA	2.749%	12/3/30	49,840	45,208
	Banco Santander SA	2.958%	3/25/31	17,696	16,990
	Banco Santander SA	3.225%	11/22/32	18,635	17,313
[1]	Bank of America Corp.	3.248%	10/21/27	58,025	59,362
[1]	Bank of America Corp.	3.705%	4/24/28	60,930	63,100
[1]	Bank of America Corp.	3.593%	7/21/28	63,874	65,952
[1]	Bank of America Corp.	3.419%	12/20/28	154,185	157,829
[1]	Bank of America Corp.	3.970%	3/5/29	66,200	69,311
[1]	Bank of America Corp.	2.087%	6/14/29	104,210	98,623
[1]	Bank of America Corp.	4.271%	7/23/29	76,015	81,039
[1]	Bank of America Corp.	3.974%	2/7/30	84,640	88,805
[1]	Bank of America Corp.	3.194%	7/23/30	70,912	70,996
[1]	Bank of America Corp.	2.884%	10/22/30	43,915	43,034
[1]	Bank of America Corp.	2.496%	2/13/31	83,457	79,512
[1]	Bank of America Corp.	2.592%	4/29/31	86,262	82,542
[1]	Bank of America Corp.	1.898%	7/23/31	87,256	79,053
[1]	Bank of America Corp.	1.922%	10/24/31	59,247	53,616
[1]	Bank of America Corp.	2.651%	3/11/32	51,972	49,677
	Bank of America Corp.	2.687%	4/22/32	144,723	139,155
	Bank of America Corp.	2.299%	7/21/32	109,130	101,268
	Bank of America Corp.	2.572%	10/20/32	72,639	68,922
	Bank of America Corp.	2.972%	2/4/33	68,378	67,006
	Bank of America Corp.	2.482%	9/21/36	53,895	48,878
[1]	Bank of Montreal	3.803%	12/15/32	21,312	21,837
	Bank of Montreal	3.088%	1/10/37	25,025	23,811
[1]	Bank of New York Mellon Corp.	3.250%	5/16/27	24,433	25,394
[1]	Bank of New York Mellon Corp.	3.400%	1/29/28	25,135	26,319
[1]	Bank of New York Mellon Corp.	3.442%	2/7/28	1	1
[1]	Bank of New York Mellon Corp.	3.850%	4/28/28	8,395	8,982
[1]	Bank of New York Mellon Corp.	1.650%	7/14/28	9,780	9,274
[1]	Bank of New York Mellon Corp.	3.000%	10/30/28	7,319	7,389
[1]	Bank of New York Mellon Corp.	3.300%	8/23/29	16,368	16,927
[1]	Bank of New York Mellon Corp.	1.650%	1/28/31	4,450	4,108
[1]	Bank of New York Mellon Corp.	1.800%	7/28/31	22,030	20,237
	Bank of New York Mellon Corp.	2.500%	1/26/32	11,580	11,269
	Bank of Nova Scotia	2.150%	8/1/31	18,995	17,741
	Bank of Nova Scotia	2.450%	2/2/32	16,248	15,417
	BankUnited Inc.	5.125%	6/11/30	7,871	8,409
	Barclays plc	4.375%	1/12/26	104	110
	Barclays plc	4.337%	1/10/28	39,028	41,252
	Barclays plc	4.836%	5/9/28	57,504	60,874

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Barclays plc	4.972%	5/16/29	47,775	51,926
[1]	Barclays plc	5.088%	6/20/30	26,375	28,227
	Barclays plc	2.645%	6/24/31	26,483	24,995
	Barclays plc	2.667%	3/10/32	16,015	15,016
	Barclays plc	2.894%	11/24/32	39,265	37,202
	Barclays plc	3.564%	9/23/35	29,440	28,132
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	14,962	14,188
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	17,077	15,619
	BlackRock Inc.	3.200%	3/15/27	22,793	23,760
	BlackRock Inc.	3.250%	4/30/29	18,200	19,021
	BlackRock Inc.	2.400%	4/30/30	24,736	24,153
	BlackRock Inc.	1.900%	1/28/31	31,815	29,546
	BlackRock Inc.	2.100%	2/25/32	14,406	13,484
[3]	Blackstone Private Credit Fund	3.250%	3/15/27	28,616	27,518
[3]	Blackstone Private Credit Fund	4.000%	1/15/29	14,785	14,253
	Blackstone Secured Lending Fund	3.625%	1/15/26	191	191
[3]	Blackstone Secured Lending Fund	2.850%	9/30/28	16,275	14,938
[3]	BPCE SA	3.250%	1/11/28	3,475	3,551
	Brighthouse Financial Inc.	5.625%	5/15/30	21,426	24,442
	Brookfield Finance I UK plc	2.340%	1/30/32	3,810	3,500
	Brookfield Finance Inc.	4.250%	6/2/26	268	286
	Brookfield Finance Inc.	3.900%	1/25/28	19,519	20,500
	Brookfield Finance Inc.	4.850%	3/29/29	26,063	28,719
	Brookfield Finance Inc.	4.350%	4/15/30	26,181	28,152
	Brookfield Finance Inc.	2.724%	4/15/31	12,812	12,243
	Brown & Brown Inc.	4.500%	3/15/29	8,634	9,304
	Brown & Brown Inc.	2.375%	3/15/31	18,907	17,574
	Capital One Financial Corp.	3.750%	3/9/27	50,613	52,891
	Capital One Financial Corp.	3.650%	5/11/27	24,326	25,226
	Capital One Financial Corp.	3.800%	1/31/28	42,373	44,187
	Capital One Financial Corp.	2.359%	7/29/32	14,825	13,289
	Capital One Financial Corp.	2.618%	11/2/32	12,880	12,059
	Cboe Global Markets Inc.	1.625%	12/15/30	9,090	8,197
	Charles Schwab Corp.	3.200%	3/2/27	14,320	14,853
	Charles Schwab Corp.	3.300%	4/1/27	19,051	19,857
	Charles Schwab Corp.	3.200%	1/25/28	25,516	26,559
	Charles Schwab Corp.	2.000%	3/20/28	34,795	33,793
	Charles Schwab Corp.	4.000%	2/1/29	16,919	18,255
	Charles Schwab Corp.	3.250%	5/22/29	20,962	21,580
	Charles Schwab Corp.	2.750%	10/1/29	13,988	13,965
	Charles Schwab Corp.	4.625%	3/22/30	2,708	3,071
	Charles Schwab Corp.	1.650%	3/11/31	6,991	6,348
	Charles Schwab Corp.	2.300%	5/13/31	39,828	38,132
	Charles Schwab Corp.	1.950%	12/1/31	17,995	16,616
	Chubb INA Holdings Inc.	1.375%	9/15/30	36,675	32,969
	CI Financial Corp.	3.200%	12/17/30	22,260	20,916
[1]	Cincinnati Financial Corp.	6.920%	5/15/28	7,721	9,572
	Citigroup Inc.	4.450%	9/29/27	103,686	110,785
	Citigroup Inc.	6.625%	1/15/28	8,707	10,409
[1]	Citigroup Inc.	3.668%	7/24/28	75,315	77,946
	Citigroup Inc.	4.125%	7/25/28	63,925	67,154
[1]	Citigroup Inc.	3.520%	10/27/28	58,183	59,789
[1]	Citigroup Inc.	4.075%	4/23/29	41,175	43,384
[1]	Citigroup Inc.	3.980%	3/20/30	49,076	51,670
[1]	Citigroup Inc.	2.976%	11/5/30	49,949	49,316

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Citigroup Inc.	2.666%	1/29/31	67,616	65,214
[1]	Citigroup Inc.	4.412%	3/31/31	110,613	120,075
[1]	Citigroup Inc.	2.572%	6/3/31	109,113	104,068
	Citigroup Inc.	2.561%	5/1/32	54,310	51,553
	Citigroup Inc.	2.520%	11/3/32	35,600	33,544
	Citigroup Inc.	3.057%	1/25/33	64,703	63,815
	Citizens Financial Group Inc.	2.500%	2/6/30	15,849	15,189
	Citizens Financial Group Inc.	3.250%	4/30/30	21,614	21,849
	CME Group Inc.	3.750%	6/15/28	13,089	14,016
	CNA Financial Corp.	3.450%	8/15/27	15,067	15,613
	CNA Financial Corp.	3.900%	5/1/29	14,598	15,515
	CNA Financial Corp.	2.050%	8/15/30	7,702	7,137
	CNO Financial Group Inc.	5.250%	5/30/29	12,941	13,993
	Comerica Inc.	4.000%	2/1/29	14,234	15,275
[1]	Deutsche Bank AG	3.547%	9/18/31	40,918	40,381
	Deutsche Bank AG	3.035%	5/28/32	37,265	35,007
[1]	Discover Bank	3.450%	7/27/26	1,289	1,326
[1]	Discover Bank	4.650%	9/13/28	34,687	37,653
[1]	Discover Bank	2.700%	2/6/30	14,570	14,042
	Eaton Vance Corp.	3.500%	4/6/27	7,633	7,906
	Enstar Group Ltd.	4.950%	6/1/29	23,615	25,272
	Enstar Group Ltd.	3.100%	9/1/31	12,707	11,856
	Equitable Holdings Inc.	7.000%	4/1/28	7,785	9,456
	Equitable Holdings Inc.	4.350%	4/20/28	39,119	41,881
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	15,361	16,392
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	16,712	18,069
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	16,250	16,143
	Fidelity National Financial Inc.	4.500%	8/15/28	14,666	15,677
	Fidelity National Financial Inc.	3.400%	6/15/30	18,259	18,300
	Fidelity National Financial Inc.	2.450%	3/15/31	15,631	14,565
	Fifth Third Bancorp	2.550%	5/5/27	24,019	23,961
	Fifth Third Bancorp	1.707%	11/1/27	2,473	2,373
	Fifth Third Bancorp	3.950%	3/14/28	16,091	17,071
	First American Financial Corp.	4.000%	5/15/30	11,442	11,894
	First American Financial Corp.	2.400%	8/15/31	17,418	15,913
[1]	First Horizon Bank	5.750%	5/1/30	11,805	13,619
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	10,465	11,955
	Franklin Resources Inc.	1.600%	10/30/30	19,120	17,111
	FS KKR Capital Corp.	3.250%	7/15/27	6,702	6,439
	FS KKR Capital Corp.	3.125%	10/12/28	14,275	13,268
	GATX Corp.	3.850%	3/30/27	11,252	11,822
	GATX Corp.	3.500%	3/15/28	8,118	8,401
	GATX Corp.	4.550%	11/7/28	10,016	11,031
	GATX Corp.	4.700%	4/1/29	5,496	6,046
	GATX Corp.	4.000%	6/30/30	15,581	16,475
	GATX Corp.	1.900%	6/1/31	10,038	9,043
	Global Payments Inc.	4.450%	6/1/28	13,093	14,025
	Global Payments Inc.	3.200%	8/15/29	37,964	37,527
	Global Payments Inc.	2.900%	5/15/30	27,566	26,530
	Global Payments Inc.	2.900%	11/15/31	15,655	14,915
	Globe Life Inc.	4.550%	9/15/28	15,233	16,648
	Globe Life Inc.	2.150%	8/15/30	9,565	8,957
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	57,664	59,722
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	80,815	83,878
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	94,328	99,989

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	2.600%	2/7/30	38,740	37,251
	Goldman Sachs Group Inc.	3.800%	3/15/30	88,500	92,180
	Goldman Sachs Group Inc.	1.992%	1/27/32	55,013	49,623
	Goldman Sachs Group Inc.	2.615%	4/22/32	119,485	113,030
	Goldman Sachs Group Inc.	2.383%	7/21/32	93,155	86,371
	Goldman Sachs Group Inc.	2.650%	10/21/32	67,445	63,968
	Goldman Sachs Group Inc.	3.102%	2/24/33	106,165	104,431
	Hanover Insurance Group Inc.	4.500%	4/15/26	148	158
	Hanover Insurance Group Inc.	2.500%	9/1/30	7,525	7,204
	Hartford Financial Services Group Inc.	2.800%	8/19/29	16,010	15,870
[1]	HSBC Holdings plc	4.041%	3/13/28	64,800	67,167
[1]	HSBC Holdings plc	2.013%	9/22/28	48,036	45,092
[1]	HSBC Holdings plc	4.583%	6/19/29	91,263	97,409
	HSBC Holdings plc	2.206%	8/17/29	75,057	70,047
	HSBC Holdings plc	4.950%	3/31/30	61,628	68,345
[1]	HSBC Holdings plc	3.973%	5/22/30	72,302	74,570
[1]	HSBC Holdings plc	2.848%	6/4/31	32,881	31,415
[1]	HSBC Holdings plc	2.357%	8/18/31	31,454	28,862
	HSBC Holdings plc	2.804%	5/24/32	101,465	95,775
	HSBC Holdings plc	2.871%	11/22/32	39,975	37,927
	Huntington Bancshares Inc.	2.550%	2/4/30	23,309	22,667
[3]	Huntington Bancshares Inc.	2.487%	8/15/36	9,941	9,084
	ING Groep NV	3.950%	3/29/27	45,816	48,133
	ING Groep NV	4.550%	10/2/28	27,035	29,410
	ING Groep NV	4.050%	4/9/29	18,169	19,294
	ING Groep NV	2.727%	4/1/32	10,730	10,260
	Intercontinental Exchange Inc.	3.100%	9/15/27	11,646	11,959
	Intercontinental Exchange Inc.	3.750%	9/21/28	16,836	17,854
	Intercontinental Exchange Inc.	2.100%	6/15/30	22,991	21,702
[3]	Jackson Financial Inc.	3.125%	11/23/31	13,130	12,592
	Jefferies Group LLC	6.450%	6/8/27	6,360	7,453
	Jefferies Group LLC	4.150%	1/23/30	29,367	30,862
	Jefferies Group LLC	2.625%	10/15/31	20,495	19,056
	JPMorgan Chase & Co.	3.875%	9/10/24	1	1
	JPMorgan Chase & Co.	1.040%	2/4/27	82	77
	JPMorgan Chase & Co.	8.000%	4/29/27	15,960	19,864
	JPMorgan Chase & Co.	4.250%	10/1/27	43,685	46,713
	JPMorgan Chase & Co.	3.625%	12/1/27	34,394	35,603
[1]	JPMorgan Chase & Co.	3.540%	5/1/28	57,354	59,271
[1]	JPMorgan Chase & Co.	2.182%	6/1/28	41,187	39,821
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	61,266	62,919
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	56,394	59,432
	JPMorgan Chase & Co.	2.069%	6/1/29	62,433	59,146
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	54,857	58,430
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	81,317	87,866
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	77,163	80,078
[1]	JPMorgan Chase & Co.	8.750%	9/1/30	1,993	2,799
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	98,171	95,911
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	68,833	75,556
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	80,468	77,255
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	73,544	71,398
	JPMorgan Chase & Co.	1.764%	11/19/31	35,780	32,150
	JPMorgan Chase & Co.	1.953%	2/4/32	80,507	73,423
	JPMorgan Chase & Co.	2.580%	4/22/32	107,912	103,399
	JPMorgan Chase & Co.	2.545%	11/8/32	84,000	80,262

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	2.963%	1/25/33	90,080	89,118
	Kemper Corp.	2.400%	9/30/30	10,087	9,210
	Kemper Corp.	3.800%	2/23/32	5,000	5,023
[1]	KeyBank NA	6.950%	2/1/28	7,918	9,585
[1]	KeyBank NA	3.900%	4/13/29	8,630	9,093
[1]	KeyCorp	2.250%	4/6/27	24,706	24,345
[1]	KeyCorp	4.100%	4/30/28	14,716	15,794
[1]	KeyCorp	2.550%	10/1/29	21,898	21,296
	Lazard Group LLC	3.625%	3/1/27	11,870	12,278
	Lazard Group LLC	4.500%	9/19/28	13,637	14,634
	Lazard Group LLC	4.375%	3/11/29	8,718	9,239
	Legg Mason Inc.	4.750%	3/15/26	510	555
	Lincoln National Corp.	3.800%	3/1/28	15,689	16,514
	Lincoln National Corp.	3.050%	1/15/30	10,835	10,774
	Lincoln National Corp.	3.400%	1/15/31	12,702	12,919
	Lloyds Banking Group plc	4.375%	3/22/28	46,101	49,143
	Lloyds Banking Group plc	4.550%	8/16/28	27,214	29,405
[1]	Lloyds Banking Group plc	3.574%	11/7/28	40,334	41,337
	Loews Corp.	3.200%	5/15/30	14,956	15,282
[1]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	18,823	19,435
	Manulife Financial Corp.	2.484%	5/19/27	16,888	16,880
	Markel Corp.	3.500%	11/1/27	6,561	6,826
	Markel Corp.	3.350%	9/17/29	9,175	9,424
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	42,584	46,454
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	18,653	17,511
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	13,918	13,174
	Mastercard Inc.	3.300%	3/26/27	35,956	37,788
	Mastercard Inc.	3.500%	2/26/28	17,305	18,421
	Mastercard Inc.	2.950%	6/1/29	27,804	28,573
	Mastercard Inc.	3.350%	3/26/30	40,353	42,338
	Mastercard Inc.	1.900%	3/15/31	14,713	13,999
	Mastercard Inc.	2.000%	11/18/31	20,401	19,295
	Mercury General Corp.	4.400%	3/15/27	7,617	8,083
	MetLife Inc.	4.550%	3/23/30	29,488	33,102
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	24,847	25,503
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	33,926	35,884
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	18,185	19,357
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	40,500	42,350
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	58,794	59,227
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	34,782	33,398
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	44,633	41,116
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	58,224	54,082
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	10,370	9,767
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	12,200	11,817
	Mizuho Financial Group Inc.	3.170%	9/11/27	22,128	22,534
	Mizuho Financial Group Inc.	4.018%	3/5/28	27,980	29,545
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	15,753	16,834
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	25,967	25,940
[1]	Mizuho Financial Group Inc.	2.869%	9/13/30	24,165	23,693
[1]	Mizuho Financial Group Inc.	2.591%	5/25/31	15,794	15,099
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	36,213	33,519
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	28,994	26,324
	Mizuho Financial Group Inc.	2.564%	9/13/31	31,216	28,582
	Mizuho Financial Group Inc.	2.172%	5/22/32	10,136	9,290
	Mizuho Financial Group Inc.	2.260%	7/9/32	4,833	4,462

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	3.950%	4/23/27	57,214	60,054
	Morgan Stanley	1.593%	5/4/27	311	296
[1]	Morgan Stanley	3.591%	7/22/28	83,955	86,733
[1]	Morgan Stanley	3.772%	1/24/29	75,917	78,807
[1]	Morgan Stanley	4.431%	1/23/30	73,651	79,535
[1]	Morgan Stanley	2.699%	1/22/31	97,432	94,443
[1]	Morgan Stanley	3.622%	4/1/31	87,490	90,393
[1]	Morgan Stanley	1.794%	2/13/32	79,301	70,863
[1]	Morgan Stanley	1.928%	4/28/32	48,250	43,496
[1]	Morgan Stanley	2.239%	7/21/32	84,049	77,626
[1]	Morgan Stanley	2.511%	10/20/32	72,870	68,859
	Morgan Stanley	2.943%	1/21/33	65,750	64,364
	Morgan Stanley	2.484%	9/16/36	76,272	69,265
	Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	10,592	11,077
	Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	13,852	14,959
	Nasdaq Inc.	1.650%	1/15/31	16,385	14,457
[1]	National Australia Bank Ltd.	2.500%	7/12/26	373	378
[1]	NatWest Group plc	3.073%	5/22/28	31,522	31,526
[1]	NatWest Group plc	4.892%	5/18/29	44,820	48,828
[1]	NatWest Group plc	5.076%	1/27/30	44,805	49,372
[1]	NatWest Group plc	4.445%	5/8/30	30,349	32,353
[1]	NatWest Group plc	3.032%	11/28/35	20,321	18,794
	Nomura Holdings Inc.	2.172%	7/14/28	27,065	25,446
	Nomura Holdings Inc.	2.710%	1/22/29	12,830	12,371
	Nomura Holdings Inc.	3.103%	1/16/30	51,023	50,163
	Nomura Holdings Inc.	2.679%	7/16/30	10,457	9,900
	Nomura Holdings Inc.	2.608%	7/14/31	31,126	29,045
	Nomura Holdings Inc.	2.999%	1/22/32	36,645	35,290
	Northern Trust Corp.	3.650%	8/3/28	12,625	13,557
	Northern Trust Corp.	3.150%	5/3/29	14,520	15,109
	Northern Trust Corp.	1.950%	5/1/30	22,439	21,344
[1]	Northern Trust Corp.	3.375%	5/8/32	7,415	7,558
	ORIX Corp.	3.700%	7/18/27	11,219	11,759
	ORIX Corp.	2.250%	3/9/31	11,914	11,450
	Owl Rock Capital Corp.	2.875%	6/11/28	23,677	21,483
	PartnerRe Finance B LLC	3.700%	7/2/29	10,830	11,450
	PartnerRe Finance B LLC	4.500%	10/1/50	12,945	12,802
	PayPal Holdings Inc.	2.850%	10/1/29	38,009	37,882
	PayPal Holdings Inc.	2.300%	6/1/30	23,805	22,697
[1]	PNC Bank NA	3.100%	10/25/27	18,593	19,260
[1]	PNC Bank NA	3.250%	1/22/28	18,920	19,592
[1]	PNC Bank NA	4.050%	7/26/28	35,401	37,941
[1]	PNC Bank NA	2.700%	10/22/29	20,395	20,128
	PNC Financial Services Group Inc.	2.600%	7/23/26	4,381	4,442
	PNC Financial Services Group Inc.	3.150%	5/19/27	32,057	33,226
	PNC Financial Services Group Inc.	3.450%	4/23/29	42,978	45,111
	PNC Financial Services Group Inc.	2.550%	1/22/30	41,558	40,864
	PNC Financial Services Group Inc.	2.307%	4/23/32	29,290	27,907
	Primerica Inc.	2.800%	11/19/31	12,605	12,173
	Principal Financial Group Inc.	3.100%	11/15/26	10,228	10,462
	Principal Financial Group Inc.	3.700%	5/15/29	13,158	14,034
	Principal Financial Group Inc.	2.125%	6/15/30	9,014	8,526
	Progressive Corp.	4.000%	3/1/29	12,272	13,250
	Progressive Corp.	6.625%	3/1/29	2,517	3,119
	Progressive Corp.	3.200%	3/26/30	21,836	22,541

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prospect Capital Corp.	3.437%	10/15/28	8,720	7,875
[1]	Prudential Financial Inc.	3.878%	3/27/28	11,463	12,250
[1]	Prudential Financial Inc.	2.100%	3/10/30	11,650	11,138
[1]	Prudential Financial Inc.	4.500%	9/15/47	15,017	14,509
[1]	Prudential Financial Inc.	5.700%	9/15/48	18,697	19,534
[1]	Prudential Financial Inc.	3.700%	10/1/50	24,389	22,400
	Prudential Financial Inc.	5.125%	3/1/52	2,000	2,018
	Prudential plc	3.125%	4/14/30	22,388	22,786
	Raymond James Financial Inc.	4.650%	4/1/30	27,461	30,208
	Regions Financial Corp.	1.800%	8/12/28	16,925	15,852
	Reinsurance Group of America Inc.	3.900%	5/15/29	13,930	14,579
	Reinsurance Group of America Inc.	3.150%	6/15/30	17,141	17,063
	RenaissanceRe Finance Inc.	3.450%	7/1/27	9,348	9,777
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	7,985	8,302
[1]	Royal Bank of Canada	2.300%	11/3/31	41,156	38,923
	Santander Holdings USA Inc.	4.400%	7/13/27	16,911	17,773
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	22,064	22,662
	Santander UK Group Holdings plc	2.896%	3/15/32	19,075	18,176
[1]	State Street Corp.	4.141%	12/3/29	21,054	22,785
	State Street Corp.	2.400%	1/24/30	25,658	25,154
	State Street Corp.	2.200%	3/3/31	27,468	25,881
	State Street Corp.	3.152%	3/30/31	14,318	14,659
[1]	State Street Corp.	3.031%	11/1/34	5,855	5,819
	Stewart Information Services Corp.	3.600%	11/15/31	11,745	11,340
	Stifel Financial Corp.	4.000%	5/15/30	8,325	8,748
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	13,611	14,068
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	19,668	20,279
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	20,850	21,636
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	22,739	24,074
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	53,900	50,488
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	12,117	13,133
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	73,267	73,126
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	12,796	12,787
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	16,235	15,882
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	37,410	36,548
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	46,310	43,122
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	31,106	28,346
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	16,675	14,851
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	12,440	11,528
	SVB Financial Group	2.100%	5/15/28	8,955	8,573
	SVB Financial Group	3.125%	6/5/30	14,365	14,438
	SVB Financial Group	1.800%	2/2/31	15,179	13,746
	Synchrony Financial	3.950%	12/1/27	27,317	28,179
	Synchrony Financial	5.150%	3/19/29	12,975	14,191
	Synchrony Financial	2.875%	10/28/31	13,756	12,782
[1]	Toronto-Dominion Bank	2.000%	9/10/31	29,485	27,353
[1]	Toronto-Dominion Bank	2.450%	1/12/32	16,820	16,106
[1]	Truist Bank	2.250%	3/11/30	34,838	33,034
[1]	Truist Financial Corp.	1.125%	8/3/27	23,302	21,619
[1]	Truist Financial Corp.	3.875%	3/19/29	28,637	30,364
[1]	Truist Financial Corp.	1.887%	6/7/29	27,790	26,250
[1]	Truist Financial Corp.	1.950%	6/5/30	9,181	8,591
	Unum Group	4.000%	6/15/29	10,179	10,732
[1]	US Bancorp	3.150%	4/27/27	33,755	34,996
[1]	US Bancorp	3.900%	4/26/28	18,466	19,757

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	US Bancorp	3.000%	7/30/29	28,899	29,165
[1]	US Bancorp	1.375%	7/22/30	28,589	25,574
[1]	US Bancorp	2.677%	1/27/33	22,700	22,310
	US Bancorp	2.491%	11/3/36	33,005	30,780
	Visa Inc.	1.900%	4/15/27	41,056	40,444
	Visa Inc.	0.750%	8/15/27	14,719	13,636
	Visa Inc.	2.750%	9/15/27	24,886	25,537
	Visa Inc.	2.050%	4/15/30	33,488	32,317
	Visa Inc.	1.100%	2/15/31	21,362	18,928
[1]	Voya Financial Inc.	4.700%	1/23/48	9,126	8,686
	Webster Financial Corp.	4.100%	3/25/29	6,736	7,243
[1]	Wells Fargo & Co.	3.196%	6/17/27	384	390
[1]	Wells Fargo & Co.	4.300%	7/22/27	69,311	73,990
[1]	Wells Fargo & Co.	3.584%	5/22/28	88,202	91,074
[1]	Wells Fargo & Co.	2.393%	6/2/28	66,349	64,873
[1]	Wells Fargo & Co.	4.150%	1/24/29	53,055	56,538
[1]	Wells Fargo & Co.	2.879%	10/30/30	98,519	96,968
[1]	Wells Fargo & Co.	2.572%	2/11/31	80,188	76,970
[1]	Wells Fargo & Co.	4.478%	4/4/31	63,595	69,523
	Western Union Co.	2.750%	3/15/31	8,139	7,758
	Westpac Banking Corp.	1.150%	6/3/26	393	376
	Westpac Banking Corp.	3.350%	3/8/27	39,218	41,013
	Westpac Banking Corp.	3.400%	1/25/28	14,725	15,440
	Westpac Banking Corp.	1.953%	11/20/28	41,915	40,067
	Westpac Banking Corp.	2.650%	1/16/30	16,701	16,636
	Westpac Banking Corp.	2.150%	6/3/31	30,537	29,093
	Westpac Banking Corp.	4.110%	7/24/34	37,875	39,020
	Westpac Banking Corp.	2.668%	11/15/35	31,889	28,863
	Westpac Banking Corp.	3.020%	11/18/36	31,890	29,627
	Willis North America Inc.	4.500%	9/15/28	17,684	18,896
	Willis North America Inc.	2.950%	9/15/29	17,330	16,963
	Wintrust Financial Corp.	4.850%	6/6/29	5,018	5,284
	Zions Bancorp NA	3.250%	10/29/29	12,950	12,888
					14,077,190
Health Care (8.6%)
[4]	Abbott Laboratories	1.150%	1/30/28	25,270	23,696
	Abbott Laboratories	1.400%	6/30/30	10,366	9,487
	AbbVie Inc.	4.250%	11/14/28	58,861	63,606
	AbbVie Inc.	3.200%	11/21/29	144,147	146,158
	Adventist Health System	2.952%	3/1/29	7,705	7,758
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	7,359	7,902
[1]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	9,893	9,527
	Agilent Technologies Inc.	2.750%	9/15/29	7,827	7,708
	Agilent Technologies Inc.	2.100%	6/4/30	13,833	12,819
	Agilent Technologies Inc.	2.300%	3/12/31	26,275	24,572
	AmerisourceBergen Corp.	3.450%	12/15/27	27,134	28,216
	AmerisourceBergen Corp.	2.800%	5/15/30	9,411	9,232
	AmerisourceBergen Corp.	2.700%	3/15/31	32,853	31,673
	Amgen Inc.	3.200%	11/2/27	19,625	20,250
	Amgen Inc.	1.650%	8/15/28	30,755	28,799
	Amgen Inc.	3.000%	2/22/29	10,000	10,127
	Amgen Inc.	2.450%	2/21/30	34,814	33,613
	Amgen Inc.	2.300%	2/25/31	38,803	36,682
	Amgen Inc.	2.000%	1/15/32	27,414	25,076
	Amgen Inc.	3.350%	2/22/32	35,014	35,710

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anthem Inc.	3.650%	12/1/27	41,842	43,895
	Anthem Inc.	4.101%	3/1/28	28,974	30,997
	Anthem Inc.	2.875%	9/15/29	31,879	31,833
	Anthem Inc.	2.250%	5/15/30	29,436	27,880
	Anthem Inc.	2.550%	3/15/31	26,740	25,761
[1]	Ascension Health	2.532%	11/15/29	21,645	21,651
	AstraZeneca Finance LLC	1.750%	5/28/28	30,445	29,133
	AstraZeneca Finance LLC	2.250%	5/28/31	15,404	14,815
	AstraZeneca plc	3.125%	6/12/27	22,856	23,663
	AstraZeneca plc	4.000%	1/17/29	32,721	35,422
	AstraZeneca plc	1.375%	8/6/30	49,260	44,399
	Banner Health	2.338%	1/1/30	7,405	7,181
	Banner Health	1.897%	1/1/31	7,600	7,049
[3]	Baxter International Inc.	2.272%	12/1/28	35,135	33,845
	Baxter International Inc.	3.950%	4/1/30	12,116	13,039
	Baxter International Inc.	1.730%	4/1/31	11,650	10,520
[3]	Baxter International Inc.	2.539%	2/1/32	38,675	37,069
[1]	Baylor Scott & White Holdings	1.777%	11/15/30	5,990	5,510
	Becton Dickinson & Co.	3.700%	6/6/27	46,971	49,282
	Becton Dickinson & Co.	2.823%	5/20/30	15,326	15,088
	Becton Dickinson & Co.	1.957%	2/11/31	26,152	23,818
	Biogen Inc.	2.250%	5/1/30	32,526	29,773
[2]	Bio-Rad Laboratories Inc.	3.700%	3/15/32	9,750	9,812
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	10,663	11,138
[1]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	1,835	1,704
	Boston Scientific Corp.	4.000%	3/1/28	1,945	2,087
	Boston Scientific Corp.	4.000%	3/1/29	27,903	29,683
	Boston Scientific Corp.	2.650%	6/1/30	40,617	39,427
	Bristol-Myers Squibb Co.	3.250%	2/27/27	10,000	10,459
	Bristol-Myers Squibb Co.	1.125%	11/13/27	10,960	10,309
	Bristol-Myers Squibb Co.	3.450%	11/15/27	41,895	44,197
	Bristol-Myers Squibb Co.	3.900%	2/20/28	48,147	51,801
	Bristol-Myers Squibb Co.	3.400%	7/26/29	94,386	99,379
	Bristol-Myers Squibb Co.	1.450%	11/13/30	38,646	34,987
[2]	Bristol-Myers Squibb Co.	2.950%	3/15/32	7,500	7,608
	Cardinal Health Inc.	3.410%	6/15/27	23,330	24,183
[1]	Cedars-Sinai Health System	2.288%	8/15/31	7,190	6,827
[1]	CHRISTUS Health	4.341%	7/1/28	8,398	8,984
[1]	Cigna Corp.	3.400%	3/1/27	37,073	38,411
[1]	Cigna Corp.	3.050%	10/15/27	12,642	12,874
	Cigna Corp.	4.375%	10/15/28	88,014	95,400
	Cigna Corp.	2.400%	3/15/30	51,605	49,040
	Cigna Corp.	2.375%	3/15/31	40,641	38,256
	CommonSpirit Health	3.347%	10/1/29	24,247	24,529
	CommonSpirit Health	2.782%	10/1/30	12,536	12,195
	CVS Health Corp.	3.625%	4/1/27	19,267	20,174
	CVS Health Corp.	6.250%	6/1/27	6,996	8,169
	CVS Health Corp.	1.300%	8/21/27	53,768	50,152
	CVS Health Corp.	4.300%	3/25/28	76,551	82,742
	CVS Health Corp.	3.250%	8/15/29	63,645	64,711
	CVS Health Corp.	3.750%	4/1/30	37,234	39,067
	CVS Health Corp.	1.750%	8/21/30	50,916	46,040
	CVS Health Corp.	1.875%	2/28/31	53,774	48,869
	CVS Health Corp.	2.125%	9/15/31	19,660	18,192
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	19,357	19,477

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DH Europe Finance II Sarl	2.600%	11/15/29	19,846	19,489
	Edwards Lifesciences Corp.	4.300%	6/15/28	14,993	16,243
	Eli Lilly & Co.	3.375%	3/15/29	10,886	11,487
	Gilead Sciences Inc.	2.950%	3/1/27	41,634	42,456
	Gilead Sciences Inc.	1.200%	10/1/27	21,060	19,594
	Gilead Sciences Inc.	1.650%	10/1/30	5,676	5,152
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	52,764	56,571
	GlaxoSmithKline Capital plc	3.375%	6/1/29	19,241	20,132
	HCA Inc.	4.500%	2/15/27	18,438	19,526
	HCA Inc.	4.125%	6/15/29	46,700	49,015
	HCA Inc.	2.375%	7/15/31	25,065	23,101
	Humana Inc.	1.350%	2/3/27	4,264	4,017
	Humana Inc.	3.950%	3/15/27	12,978	13,722
	Humana Inc.	3.125%	8/15/29	13,342	13,415
	Humana Inc.	4.875%	4/1/30	13,200	14,839
	Humana Inc.	2.150%	2/3/32	6,055	5,564
	Illumina Inc.	2.550%	3/23/31	13,130	12,401
	Johnson & Johnson	2.950%	3/3/27	39,023	40,475
	Johnson & Johnson	0.950%	9/1/27	38,348	36,147
	Johnson & Johnson	2.900%	1/15/28	35,866	37,082
	Johnson & Johnson	6.950%	9/1/29	3,764	4,988
	Johnson & Johnson	1.300%	9/1/30	40,782	37,409
	Kaiser Foundation Hospitals	3.150%	5/1/27	18,745	19,415
	Laboratory Corp. of America Holdings	3.600%	9/1/27	9,570	10,005
	Laboratory Corp. of America Holdings	2.950%	12/1/29	15,639	15,510
	Laboratory Corp. of America Holdings	2.700%	6/1/31	10,875	10,425
	Medtronic Global Holdings SCA	3.350%	4/1/27	9,383	9,778
	Merck & Co. Inc.	1.700%	6/10/27	39,770	38,745
	Merck & Co. Inc.	1.900%	12/10/28	7,210	6,991
	Merck & Co. Inc.	3.400%	3/7/29	44,303	46,636
	Merck & Co. Inc.	1.450%	6/24/30	28,178	25,737
	Merck & Co. Inc.	2.150%	12/10/31	75,185	71,820
[1]	Mercy Health	4.302%	7/1/28	7,985	8,597
	Mylan Inc.	4.550%	4/15/28	20,278	21,604
	Novartis Capital Corp.	3.100%	5/17/27	26,456	27,441
	Novartis Capital Corp.	2.200%	8/14/30	21,917	21,309
[1]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	8,270	7,622
	OhioHealth Corp.	2.297%	11/15/31	7,930	7,541
	PerkinElmer Inc.	1.900%	9/15/28	13,740	12,898
	PerkinElmer Inc.	3.300%	9/15/29	26,247	26,421
	PerkinElmer Inc.	2.550%	3/15/31	9,987	9,511
	PerkinElmer Inc.	2.250%	9/15/31	10,575	9,677
	Pfizer Inc.	3.600%	9/15/28	8,002	8,571
	Pfizer Inc.	3.450%	3/15/29	63,363	66,880
	Pfizer Inc.	2.625%	4/1/30	34,773	34,827
	Pfizer Inc.	1.700%	5/28/30	31,291	29,182
	Pfizer Inc.	1.750%	8/18/31	30,510	28,274
	Pharmacia LLC	6.600%	12/1/28	14,929	18,419
[1]	Piedmont Healthcare Inc.	2.044%	1/1/32	2,725	2,498
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	11,383	11,152
	Quest Diagnostics Inc.	4.200%	6/30/29	18,782	20,227
	Quest Diagnostics Inc.	2.950%	6/30/30	22,303	22,016
	Quest Diagnostics Inc.	2.800%	6/30/31	7,379	7,159
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	35,606	31,792
	Royalty Pharma plc	1.750%	9/2/27	23,832	22,377

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Royalty Pharma plc	2.200%	9/2/30	29,202	26,543
	Royalty Pharma plc	2.150%	9/2/31	14,330	12,806
[1]	Rush Obligated Group	3.922%	11/15/29	7,766	8,322
	Sanofi	3.625%	6/19/28	23,543	25,423
	Smith & Nephew plc	2.032%	10/14/30	22,970	20,786
[1]	SSM Health Care Corp.	3.823%	6/1/27	12,277	13,093
[1]	Stanford Health Care	3.310%	8/15/30	7,680	7,980
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	26,560	25,230
	Stryker Corp.	3.650%	3/7/28	11,354	11,877
	Stryker Corp.	1.950%	6/15/30	28,237	26,140
[1]	Sutter Health	3.695%	8/15/28	9,199	9,718
[1]	Sutter Health	2.294%	8/15/30	17,700	16,635
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	56,677	64,005
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	53,686	49,758
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	30,250	28,664
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	18,947	18,725
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	37,735	35,034
[1]	Toledo Hospital	5.325%	11/15/28	8,202	9,009
	UnitedHealth Group Inc.	3.450%	1/15/27	90	95
	UnitedHealth Group Inc.	3.375%	4/15/27	14,212	14,921
	UnitedHealth Group Inc.	2.950%	10/15/27	26,957	27,773
	UnitedHealth Group Inc.	3.850%	6/15/28	27,007	28,962
	UnitedHealth Group Inc.	3.875%	12/15/28	11,429	12,314
	UnitedHealth Group Inc.	2.875%	8/15/29	35,021	35,499
	UnitedHealth Group Inc.	2.000%	5/15/30	16,153	15,283
	UnitedHealth Group Inc.	2.300%	5/15/31	57,505	55,421
[3]	Universal Health Services Inc.	2.650%	10/15/30	21,064	19,848
[3]	Universal Health Services Inc.	2.650%	1/15/32	6,560	6,070
	Viatris Inc.	2.300%	6/22/27	24,114	23,198
	Viatris Inc.	2.700%	6/22/30	50,310	46,975
	Zimmer Biomet Holdings Inc.	3.550%	3/20/30	11,396	11,580
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	26,810	25,315
	Zoetis Inc.	3.000%	9/12/27	22,273	22,704
	Zoetis Inc.	3.900%	8/20/28	19,623	20,766
	Zoetis Inc.	2.000%	5/15/30	9,524	8,860
					4,194,331
Industrials (6.8%)
	3M Co.	2.875%	10/15/27	21,273	21,842
[1]	3M Co.	3.625%	9/14/28	8,239	8,756
[1]	3M Co.	3.375%	3/1/29	21,696	22,646
	3M Co.	2.375%	8/26/29	39,344	38,509
	3M Co.	3.050%	4/15/30	12,662	12,956
	Acuity Brands Lighting Inc.	2.150%	12/15/30	12,777	11,810
	Allegion plc	3.500%	10/1/29	11,947	12,132
	Allegion US Holding Co. Inc.	3.550%	10/1/27	8,600	8,818
[1]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	2,829	2,844
[1]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	8,802	8,793
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	9,792	9,618
[1]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	6,387	6,254
[1]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	8,901	8,986
[1]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	10,386	10,291
[1]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	1,783	1,735
	Amphenol Corp.	4.350%	6/1/29	9,553	10,373
	Amphenol Corp.	2.800%	2/15/30	26,246	25,821
	Amphenol Corp.	2.200%	9/15/31	13,879	12,833

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boeing Co.	2.800%	3/1/27	15,526	15,323
	Boeing Co.	5.040%	5/1/27	51,148	55,613
	Boeing Co.	3.250%	2/1/28	16,776	16,819
	Boeing Co.	3.250%	3/1/28	19,381	19,413
	Boeing Co.	3.450%	11/1/28	16,944	17,063
	Boeing Co.	3.200%	3/1/29	23,745	23,476
	Boeing Co.	2.950%	2/1/30	32,579	31,413
	Boeing Co.	5.150%	5/1/30	113,136	124,861
	Boeing Co.	3.625%	2/1/31	41,710	42,075
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	27,893	29,358
	Canadian National Railway Co.	6.900%	7/15/28	6,088	7,551
	Canadian Pacific Railway Co.	4.000%	6/1/28	10,228	10,951
	Canadian Pacific Railway Co.	2.050%	3/5/30	23,677	22,352
	Canadian Pacific Railway Co.	7.125%	10/15/31	4,540	5,990
	Canadian Pacific Railway Co.	2.450%	12/2/31	33,790	32,436
	Carrier Global Corp.	2.722%	2/15/30	77,750	75,608
	Carrier Global Corp.	2.700%	2/15/31	20,210	19,542
[1]	Caterpillar Financial Services Corp.	1.100%	9/14/27	18,255	17,159
	Caterpillar Inc.	2.600%	9/19/29	7,820	7,830
	Caterpillar Inc.	2.600%	4/9/30	30,891	30,873
	Caterpillar Inc.	1.900%	3/12/31	6,751	6,448
	CH Robinson Worldwide Inc.	4.200%	4/15/28	13,879	15,043
[1]	CNH Industrial NV	3.850%	11/15/27	19,086	19,983
	CSX Corp.	3.250%	6/1/27	24,941	25,807
	CSX Corp.	3.800%	3/1/28	19,881	21,030
	CSX Corp.	4.250%	3/15/29	25,541	27,806
	CSX Corp.	2.400%	2/15/30	8,104	7,858
	Cummins Inc.	1.500%	9/1/30	21,991	19,776
	Deere & Co.	5.375%	10/16/29	5,895	7,012
	Deere & Co.	3.100%	4/15/30	29,611	30,638
[3]	Delta Air Lines Inc.	4.750%	10/20/28	21,000	21,882
[1]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	15,390	14,649
	Dover Corp.	2.950%	11/4/29	7,564	7,651
	Eaton Corp.	3.103%	9/15/27	15,826	16,322
	Emerson Electric Co.	1.800%	10/15/27	17,206	16,590
	Emerson Electric Co.	2.000%	12/21/28	26,005	25,105
	Emerson Electric Co.	1.950%	10/15/30	6,628	6,193
	Emerson Electric Co.	2.200%	12/21/31	37,965	36,090
	FedEx Corp.	3.400%	2/15/28	17,105	17,801
	FedEx Corp.	4.200%	10/17/28	10,697	11,699
	FedEx Corp.	3.100%	8/5/29	20,906	21,213
	FedEx Corp.	4.250%	5/15/30	22,581	24,574
	FedEx Corp.	2.400%	5/15/31	23,750	22,582
	Flowserve Corp.	3.500%	10/1/30	14,371	14,239
	General Dynamics Corp.	3.500%	4/1/27	17,486	18,416
	General Dynamics Corp.	2.625%	11/15/27	13,618	13,816
	General Dynamics Corp.	3.750%	5/15/28	25,537	27,174
	General Dynamics Corp.	3.625%	4/1/30	29,369	31,269
	General Dynamics Corp.	2.250%	6/1/31	4,614	4,479
	Honeywell International Inc.	1.100%	3/1/27	7,955	7,522
	Honeywell International Inc.	2.700%	8/15/29	14,436	14,551
	Honeywell International Inc.	1.950%	6/1/30	35,280	33,278
	Honeywell International Inc.	1.750%	9/1/31	60,250	55,558
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	10,741	11,012
[3]	Huntington Ingalls Industries Inc.	2.043%	8/16/28	8,940	8,415

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	17,360	18,589
	IDEX Corp.	3.000%	5/1/30	22,301	22,082
[1]	John Deere Capital Corp.	1.750%	3/9/27	24,321	23,787
[1]	John Deere Capital Corp.	2.800%	9/8/27	17,164	17,596
[1]	John Deere Capital Corp.	3.050%	1/6/28	8,395	8,697
[1]	John Deere Capital Corp.	1.500%	3/6/28	10,793	10,312
[1]	John Deere Capital Corp.	3.450%	3/7/29	12,582	13,300
[1]	John Deere Capital Corp.	2.800%	7/18/29	14,050	14,260
[1]	John Deere Capital Corp.	2.450%	1/9/30	28,934	28,595
	John Deere Capital Corp.	1.450%	1/15/31	11,480	10,468
	Johnson Controls International plc	1.750%	9/15/30	17,560	16,063
	Johnson Controls International plc	2.000%	9/16/31	8,970	8,171
	Kansas City Southern	2.875%	11/15/29	11,108	11,037
	Kennametal Inc.	4.625%	6/15/28	7,178	7,712
	Keysight Technologies Inc.	4.600%	4/6/27	12,196	13,315
	Keysight Technologies Inc.	3.000%	10/30/29	17,324	17,338
	Kirby Corp.	4.200%	3/1/28	12,915	13,336
	L3Harris Technologies Inc.	4.400%	6/15/28	23,307	25,195
[1]	L3Harris Technologies Inc.	4.400%	6/15/28	27,442	29,676
	L3Harris Technologies Inc.	1.800%	1/15/31	15,870	14,358
	Lennox International Inc.	1.700%	8/1/27	6,954	6,629
	Lockheed Martin Corp.	1.850%	6/15/30	19,501	18,276
[3]	Mileage Plus Holdings LLC	6.500%	6/20/27	16,000	16,881
	Norfolk Southern Corp.	7.800%	5/15/27	4,517	5,674
	Norfolk Southern Corp.	3.150%	6/1/27	12,330	12,715
	Norfolk Southern Corp.	3.800%	8/1/28	17,671	18,707
	Norfolk Southern Corp.	2.550%	11/1/29	15,221	15,066
	Norfolk Southern Corp.	2.300%	5/15/31	11,890	11,443
	Northrop Grumman Corp.	3.250%	1/15/28	40,861	41,936
	Northrop Grumman Corp.	4.400%	5/1/30	40,455	44,591
[3]	Northrop Grumman Corp.	7.750%	2/15/31	5,502	7,383
	nVent Finance Sarl	4.550%	4/15/28	12,496	13,406
	nVent Finance Sarl	2.750%	11/15/31	6,545	6,215
	Oshkosh Corp.	4.600%	5/15/28	7,520	8,086
	Oshkosh Corp.	3.100%	3/1/30	8,245	8,079
	Otis Worldwide Corp.	2.293%	4/5/27	16,778	16,543
	Otis Worldwide Corp.	2.565%	2/15/30	36,095	34,995
	Parker-Hannifin Corp.	3.250%	3/1/27	18,502	19,156
	Parker-Hannifin Corp.	3.250%	6/14/29	27,574	28,118
	Pentair Finance Sarl	4.500%	7/1/29	8,791	9,500
	Raytheon Technologies Corp.	3.500%	3/15/27	35,484	37,080
	Raytheon Technologies Corp.	3.125%	5/4/27	34,817	35,898
	Raytheon Technologies Corp.	7.200%	8/15/27	3,118	3,844
	Raytheon Technologies Corp.	4.125%	11/16/28	89,274	96,504
	Raytheon Technologies Corp.	2.250%	7/1/30	20,691	19,658
	Raytheon Technologies Corp.	1.900%	9/1/31	29,545	26,998
	Republic Services Inc.	3.375%	11/15/27	23,371	24,142
	Republic Services Inc.	3.950%	5/15/28	12,229	13,004
	Republic Services Inc.	2.300%	3/1/30	19,589	18,668
	Republic Services Inc.	1.450%	2/15/31	8,287	7,319
	Republic Services Inc.	1.750%	2/15/32	13,990	12,476
	Rockwell Automation Inc.	3.500%	3/1/29	11,426	12,086
	Rockwell Automation Inc.	1.750%	8/15/31	5,285	4,837
[1]	Ryder System Inc.	2.850%	3/1/27	2,000	2,006
	Southwest Airlines Co.	3.000%	11/15/26	9,695	9,810

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwest Airlines Co.	5.125%	6/15/27	50,043	55,544
	Southwest Airlines Co.	3.450%	11/16/27	3,855	3,969
	Southwest Airlines Co.	2.625%	2/10/30	14,360	13,725
[1]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	2,068	2,077
	Teledyne Technologies Inc.	2.250%	4/1/28	19,965	19,413
	Teledyne Technologies Inc.	2.750%	4/1/31	29,313	28,199
	Textron Inc.	3.650%	3/15/27	14,728	15,268
	Textron Inc.	3.375%	3/1/28	9,918	10,127
	Textron Inc.	3.900%	9/17/29	12,781	13,464
	Textron Inc.	3.000%	6/1/30	8,573	8,435
	Textron Inc.	2.450%	3/15/31	8,030	7,540
	Timken Co.	4.500%	12/15/28	8,451	9,081
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	15,292	15,948
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	18,568	19,497
	Trimble Inc.	4.900%	6/15/28	15,763	16,976
	Tyco Electronics Group SA	3.125%	8/15/27	16,530	16,982
	Tyco Electronics Group SA	2.500%	2/4/32	15,000	14,587
	Union Pacific Corp.	2.150%	2/5/27	9,239	9,142
	Union Pacific Corp.	3.000%	4/15/27	13,056	13,439
	Union Pacific Corp.	3.950%	9/10/28	28,751	30,934
	Union Pacific Corp.	6.625%	2/1/29	675	844
	Union Pacific Corp.	3.700%	3/1/29	15,785	16,743
	Union Pacific Corp.	2.400%	2/5/30	20,775	20,268
	Union Pacific Corp.	2.375%	5/20/31	20,840	20,222
	Union Pacific Corp.	2.800%	2/14/32	9,000	9,024
	Union Pacific Corp.	2.891%	4/6/36	6,000	5,850
[1]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	3,310	3,218
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	72,889	76,821
[1]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	6,184	6,260
[1]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	9,646	9,540
[1]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	7,733	7,578
[1]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	3,649	3,693
[1]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	7,497	7,892
	United Parcel Service Inc.	3.050%	11/15/27	26,655	27,817
	United Parcel Service Inc.	3.400%	3/15/29	22,872	24,133
	United Parcel Service Inc.	2.500%	9/1/29	14,792	14,739
	United Parcel Service Inc.	4.450%	4/1/30	19,984	22,554
	United Rentals North America Inc.	3.875%	11/15/27	18,000	18,258
[1]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	535	559
	Vontier Corp.	2.400%	4/1/28	12,990	11,926
	Vontier Corp.	2.950%	4/1/31	15,802	14,351
	Waste Connections Inc.	4.250%	12/1/28	8,634	9,295
	Waste Connections Inc.	3.500%	5/1/29	15,770	16,316
	Waste Connections Inc.	2.600%	2/1/30	18,322	17,789
	Waste Connections Inc.	2.200%	1/15/32	4,410	4,092
	Waste Management Inc.	3.150%	11/15/27	28,891	29,729
	Waste Management Inc.	1.150%	3/15/28	15,120	13,812
	Waste Management Inc.	2.000%	6/1/29	5,580	5,314
	Waste Management Inc.	1.500%	3/15/31	27,238	24,383
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	32,657	35,472
	Xylem Inc.	1.950%	1/30/28	17,591	16,825
	Xylem Inc.	2.250%	1/30/31	11,877	11,172
					3,326,656
Materials (3.0%)
	Air Products and Chemicals Inc.	1.850%	5/15/27	15,616	15,295

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Air Products and Chemicals Inc.	2.050%	5/15/30	19,189	18,339
	Amcor Finance USA Inc.	4.500%	5/15/28	9,750	10,751
[1]	Amcor Flexibles North America Inc.	3.100%	9/15/26	6,123	6,209
	Amcor Flexibles North America Inc.	2.630%	6/19/30	23,301	22,515
	Amcor Flexibles North America Inc.	2.690%	5/25/31	7,517	7,234
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	19,075	17,930
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	18,590	17,563
	ArcelorMittal SA	4.250%	7/16/29	17,960	18,404
	Cabot Corp.	4.000%	7/1/29	6,075	6,412
	Carlisle Cos. Inc.	3.750%	12/1/27	11,912	12,435
	Carlisle Cos. Inc.	2.750%	3/1/30	17,244	16,733
	Celanese US Holdings LLC	1.400%	8/5/26	8,800	8,277
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	12,343	12,654
	Dow Chemical Co.	4.800%	11/30/28	16,130	18,007
	Dow Chemical Co.	7.375%	11/1/29	8,020	10,384
	Dow Chemical Co.	2.100%	11/15/30	42,782	39,914
	DuPont de Nemours Inc.	4.725%	11/15/28	41,825	46,323
	Eagle Materials Inc.	2.500%	7/1/31	19,685	18,403
	Eastman Chemical Co.	4.500%	12/1/28	12,367	13,404
	Ecolab Inc.	3.250%	12/1/27	13,022	13,643
	Ecolab Inc.	4.800%	3/24/30	19,041	21,852
	Ecolab Inc.	1.300%	1/30/31	7,103	6,322
	Ecolab Inc.	2.125%	2/1/32	18,730	17,669
	EI du Pont de Nemours & Co.	2.300%	7/15/30	11,641	11,237
	FMC Corp.	3.450%	10/1/29	16,137	16,286
	Freeport-McMoRan Inc.	5.000%	9/1/27	7,000	7,218
	Freeport-McMoRan Inc.	4.125%	3/1/28	18,100	18,297
	Freeport-McMoRan Inc.	4.375%	8/1/28	16,000	16,258
	Freeport-McMoRan Inc.	5.250%	9/1/29	14,500	15,195
	Freeport-McMoRan Inc.	4.250%	3/1/30	15,660	15,772
	Freeport-McMoRan Inc.	4.625%	8/1/30	20,185	20,802
[3]	Georgia-Pacific LLC	2.100%	4/30/27	4,700	4,583
	Georgia-Pacific LLC	7.750%	11/15/29	11,017	14,671
[3]	Georgia-Pacific LLC	2.300%	4/30/30	6,650	6,399
	Georgia-Pacific LLC	8.875%	5/15/31	3,787	5,495
	Huntsman International LLC	4.500%	5/1/29	18,124	19,224
	Huntsman International LLC	2.950%	6/15/31	12,170	11,651
	International Flavors & Fragrances Inc.	4.450%	9/26/28	6,936	7,525
	Kinross Gold Corp.	4.500%	7/15/27	11,729	12,615
	Linde Inc.	1.100%	8/10/30	13,990	12,453
	LYB International Finance III LLC	2.250%	10/1/30	15,580	14,638
	Martin Marietta Materials Inc.	3.450%	6/1/27	6,548	6,819
	Martin Marietta Materials Inc.	3.500%	12/15/27	20,536	21,579
[1]	Martin Marietta Materials Inc.	2.500%	3/15/30	15,305	14,674
	Martin Marietta Materials Inc.	2.400%	7/15/31	18,126	17,062
	Mosaic Co.	4.050%	11/15/27	17,184	18,157
	NewMarket Corp.	2.700%	3/18/31	8,875	8,543
	Newmont Corp.	2.800%	10/1/29	20,650	20,195
	Newmont Corp.	2.250%	10/1/30	25,993	24,321
	Nucor Corp.	3.950%	5/1/28	12,266	13,035
	Nucor Corp.	2.700%	6/1/30	15,337	15,090
	Nutrien Ltd.	4.200%	4/1/29	13,854	15,019
	Nutrien Ltd.	2.950%	5/13/30	21,957	21,985
	Packaging Corp. of America	3.400%	12/15/27	12,223	12,731
	Packaging Corp. of America	3.000%	12/15/29	9,430	9,430

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PPG Industries Inc.	3.750%	3/15/28	16,163	17,357
	PPG Industries Inc.	2.800%	8/15/29	9,594	9,581
	PPG Industries Inc.	2.550%	6/15/30	14,026	13,682
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	8,449	7,834
	Rio Tinto Alcan Inc.	7.250%	3/15/31	4,400	5,849
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	17,779	22,249
	Rohm & Haas Co.	7.850%	7/15/29	14,660	19,230
	RPM International Inc.	3.750%	3/15/27	14,532	15,297
	RPM International Inc.	4.550%	3/1/29	15,718	17,059
	RPM International Inc.	2.950%	1/15/32	8,298	8,089
	Sherwin-Williams Co.	3.450%	6/1/27	11,722	12,196
	Sherwin-Williams Co.	2.950%	8/15/29	39,058	39,169
	Sherwin-Williams Co.	2.300%	5/15/30	20,102	19,083
	Sonoco Products Co.	3.125%	5/1/30	15,749	15,734
	Steel Dynamics Inc.	1.650%	10/15/27	11,296	10,635
	Steel Dynamics Inc.	3.450%	4/15/30	26,529	26,981
	Steel Dynamics Inc.	3.250%	1/15/31	24,098	24,065
	Suzano Austria GmbH	6.000%	1/15/29	46,018	50,564
	Suzano Austria GmbH	5.000%	1/15/30	34,404	35,388
	Suzano Austria GmbH	3.750%	1/15/31	24,302	22,939
[1]	Suzano Austria GmbH	3.125%	1/15/32	32,600	28,955
	Teck Resources Ltd.	3.900%	7/15/30	14,390	14,729
	Vale Overseas Ltd.	3.750%	7/8/30	40,488	39,992
	Vulcan Materials Co.	3.900%	4/1/27	11,057	11,651
	Vulcan Materials Co.	3.500%	6/1/30	18,885	19,563
	Westlake Corp.	3.375%	6/15/30	7,855	7,960
	WestRock MWV LLC	8.200%	1/15/30	5,293	6,988
	WestRock MWV LLC	7.950%	2/15/31	3,085	4,132
	WRKCo Inc.	3.375%	9/15/27	14,165	14,631
	WRKCo Inc.	4.000%	3/15/28	14,340	15,213
	WRKCo Inc.	3.900%	6/1/28	21,533	22,468
	WRKCo Inc.	4.900%	3/15/29	34,863	38,700
					1,463,594
Real Estate (7.1%)
	Agree LP	2.000%	6/15/28	7,855	7,402
	Agree LP	2.900%	10/1/30	10,193	9,871
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	448	478
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	224	236
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	10,304	10,943
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	7,441	8,204
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	17,178	16,993
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	14,883	16,639
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	26,260	30,118
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	7,746	7,917
	American Assets Trust LP	3.375%	2/1/31	13,016	12,617
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	373	384
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	14,165	14,672
	American Campus Communities Operating Partnership LP	2.250%	1/15/29	9,720	9,142
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	10,813	10,489
	American Campus Communities Operating Partnership LP	3.875%	1/30/31	6,808	7,099
	American Homes 4 Rent LP	4.250%	2/15/28	17,189	18,138
	American Homes 4 Rent LP	4.900%	2/15/29	9,927	10,918
	American Homes 4 Rent LP	2.375%	7/15/31	14,365	13,182
	American Tower Corp.	3.125%	1/15/27	9,705	9,808
	American Tower Corp.	3.550%	7/15/27	15,898	16,353

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Tower Corp.	3.600%	1/15/28	22,263	22,852
	American Tower Corp.	1.500%	1/31/28	17,824	16,338
	American Tower Corp.	3.950%	3/15/29	18,658	19,377
	American Tower Corp.	3.800%	8/15/29	38,613	39,910
	American Tower Corp.	2.900%	1/15/30	20,945	20,220
	American Tower Corp.	2.100%	6/15/30	17,835	16,172
	American Tower Corp.	1.875%	10/15/30	15,534	13,763
	American Tower Corp.	2.700%	4/15/31	21,220	19,999
	American Tower Corp.	2.300%	9/15/31	22,475	20,422
[1]	AvalonBay Communities Inc.	3.350%	5/15/27	11,454	11,927
[1]	AvalonBay Communities Inc.	3.200%	1/15/28	10,325	10,617
	AvalonBay Communities Inc.	1.900%	12/1/28	16,500	15,726
[1]	AvalonBay Communities Inc.	3.300%	6/1/29	10,648	11,036
[1]	AvalonBay Communities Inc.	2.300%	3/1/30	17,384	16,813
[1]	AvalonBay Communities Inc.	2.450%	1/15/31	11,585	11,275
	AvalonBay Communities Inc.	2.050%	1/15/32	1,570	1,464
	Boston Properties LP	4.500%	12/1/28	8,225	8,973
	Boston Properties LP	3.400%	6/21/29	22,543	23,040
	Boston Properties LP	2.900%	3/15/30	15,612	15,222
	Boston Properties LP	3.250%	1/30/31	33,187	33,129
	Brandywine Operating Partnership LP	3.950%	11/15/27	11,872	12,391
	Brandywine Operating Partnership LP	4.550%	10/1/29	10,107	10,841
	Brixmor Operating Partnership LP	3.900%	3/15/27	7,028	7,326
	Brixmor Operating Partnership LP	2.250%	4/1/28	7,075	6,722
	Brixmor Operating Partnership LP	4.125%	5/15/29	16,998	17,942
	Brixmor Operating Partnership LP	4.050%	7/1/30	32,718	34,232
	Brixmor Operating Partnership LP	2.500%	8/16/31	13,105	12,087
	Broadstone Net Lease LLC	2.600%	9/15/31	12,100	11,186
	Camden Property Trust	4.100%	10/15/28	7,957	8,607
	Camden Property Trust	3.150%	7/1/29	25,448	25,969
	Camden Property Trust	2.800%	5/15/30	17,726	17,565
	CBRE Services Inc.	2.500%	4/1/31	12,930	12,240
	Corporate Office Properties LP	2.250%	3/15/26	432	425
	Corporate Office Properties LP	2.000%	1/15/29	14,865	13,710
	Corporate Office Properties LP	2.750%	4/15/31	14,528	13,616
	Crown Castle International Corp.	4.000%	3/1/27	12,408	13,026
	Crown Castle International Corp.	3.650%	9/1/27	20,886	21,622
	Crown Castle International Corp.	3.800%	2/15/28	29,652	30,819
	Crown Castle International Corp.	4.300%	2/15/29	20,285	21,583
	Crown Castle International Corp.	3.100%	11/15/29	15,019	14,783
	Crown Castle International Corp.	3.300%	7/1/30	22,757	22,570
	Crown Castle International Corp.	2.250%	1/15/31	29,390	26,755
	Crown Castle International Corp.	2.100%	4/1/31	28,002	25,223
	Crown Castle International Corp.	2.500%	7/15/31	21,715	20,162
	CubeSmart LP	2.250%	12/15/28	15,635	14,863
	CubeSmart LP	4.375%	2/15/29	9,836	10,637
	CubeSmart LP	3.000%	2/15/30	3,561	3,533
	CubeSmart LP	2.000%	2/15/31	15,702	14,297
	CubeSmart LP	2.500%	2/15/32	15,225	14,261
	CyrusOne LP	3.450%	11/15/29	15,878	16,822
	CyrusOne LP	2.150%	11/1/30	10,550	10,245
	Digital Realty Trust LP	3.700%	8/15/27	12,847	13,454
	Digital Realty Trust LP	4.450%	7/15/28	17,221	18,579
	Digital Realty Trust LP	3.600%	7/1/29	37,182	38,273
	Duke Realty LP	3.375%	12/15/27	13,244	13,707

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Realty LP	4.000%	9/15/28	12,704	13,617
	Duke Realty LP	2.875%	11/15/29	10,114	10,109
	Duke Realty LP	1.750%	7/1/30	11,964	10,865
	Duke Realty LP	1.750%	2/1/31	6,990	6,305
	Duke Realty LP	2.250%	1/15/32	13,160	12,334
	EPR Properties	4.500%	6/1/27	14,899	15,185
	EPR Properties	3.750%	8/15/29	22,553	21,723
	EPR Properties	3.600%	11/15/31	4,312	4,046
	Equinix Inc.	1.800%	7/15/27	22,729	21,480
	Equinix Inc.	1.550%	3/15/28	12,876	11,834
	Equinix Inc.	2.000%	5/15/28	12,370	11,597
	Equinix Inc.	3.200%	11/18/29	24,286	23,969
	Equinix Inc.	2.150%	7/15/30	27,323	24,926
	Equinix Inc.	2.500%	5/15/31	28,095	25,984
	ERP Operating LP	3.250%	8/1/27	11,144	11,540
	ERP Operating LP	3.500%	3/1/28	17,674	18,610
	ERP Operating LP	4.150%	12/1/28	8,637	9,344
	ERP Operating LP	3.000%	7/1/29	13,698	13,856
	ERP Operating LP	2.500%	2/15/30	20,733	20,303
	ERP Operating LP	1.850%	8/1/31	13,270	12,235
	Essential Properties LP	2.950%	7/15/31	10,464	9,639
	Essex Portfolio LP	3.375%	4/15/26	830	854
	Essex Portfolio LP	3.625%	5/1/27	10,843	11,378
	Essex Portfolio LP	1.700%	3/1/28	7,657	7,235
	Essex Portfolio LP	4.000%	3/1/29	10,181	10,840
	Essex Portfolio LP	3.000%	1/15/30	21,471	21,383
	Essex Portfolio LP	1.650%	1/15/31	9,234	8,187
	Essex Portfolio LP	2.550%	6/15/31	2,060	1,965
	Extra Space Storage LP	2.550%	6/1/31	11,710	11,049
	Federal Realty Investment Trust	3.250%	7/15/27	10,457	10,796
	Federal Realty Investment Trust	3.200%	6/15/29	8,505	8,632
	Federal Realty Investment Trust	3.500%	6/1/30	12,336	12,659
	GLP Capital LP	5.750%	6/1/28	15,756	17,426
	GLP Capital LP	5.300%	1/15/29	21,185	23,050
	GLP Capital LP	4.000%	1/15/30	22,003	22,183
	GLP Capital LP	4.000%	1/15/31	20,758	20,990
	GLP Capital LP	3.250%	1/15/32	7,220	6,789
	Healthcare Realty Trust Inc.	3.625%	1/15/28	11,571	11,893
	Healthcare Realty Trust Inc.	2.400%	3/15/30	11,519	10,883
	Healthcare Realty Trust Inc.	2.050%	3/15/31	7,580	6,938
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	1,028	1,065
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	13,386	14,078
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	14,486	14,287
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	25,276	22,842
	Healthpeak Properties Inc.	3.250%	7/15/26	5,581	5,774
	Healthpeak Properties Inc.	2.125%	12/1/28	3,890	3,729
	Healthpeak Properties Inc.	3.500%	7/15/29	14,614	15,125
	Healthpeak Properties Inc.	3.000%	1/15/30	29,694	29,621
	Healthpeak Properties Inc.	2.875%	1/15/31	15,162	14,903
	Highwoods Realty LP	3.875%	3/1/27	12,541	13,236
	Highwoods Realty LP	4.125%	3/15/28	9,469	10,075
	Highwoods Realty LP	4.200%	4/15/29	11,846	12,523
	Highwoods Realty LP	3.050%	2/15/30	13,666	13,486
	Highwoods Realty LP	2.600%	2/1/31	2,269	2,147
[1]	Host Hotels & Resorts LP	3.375%	12/15/29	16,899	16,657

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	15,091	14,766
[1]	Host Hotels & Resorts LP	2.900%	12/15/31	16,967	15,680
	Hudson Pacific Properties LP	3.950%	11/1/27	5,857	6,094
	Hudson Pacific Properties LP	4.650%	4/1/29	14,356	15,579
	Hudson Pacific Properties LP	3.250%	1/15/30	13,865	13,829
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	15,600	14,745
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	19,625	17,445
	Kilroy Realty LP	4.750%	12/15/28	11,533	12,694
	Kilroy Realty LP	4.250%	8/15/29	8,749	9,297
	Kilroy Realty LP	3.050%	2/15/30	15,636	15,370
	Kimco Realty Corp.	3.800%	4/1/27	11,190	11,755
	Kimco Realty Corp.	1.900%	3/1/28	14,282	13,463
	Kimco Realty Corp.	2.700%	10/1/30	8,175	7,934
	Kimco Realty Corp.	2.250%	12/1/31	1,530	1,412
	Kite Realty Group Trust	4.750%	9/15/30	10,408	11,191
	Life Storage LP	3.875%	12/15/27	9,883	10,479
	Life Storage LP	4.000%	6/15/29	12,785	13,556
	Life Storage LP	2.200%	10/15/30	9,960	9,221
	Life Storage LP	2.400%	10/15/31	15,025	13,945
	LifeStorage LP	3.500%	7/1/26	455	473
	LXP Industrial Trust	2.700%	9/15/30	9,849	9,382
	LXP Industrial Trust	2.375%	10/1/31	9,424	8,702
	Mid-America Apartments LP	3.600%	6/1/27	8,837	9,294
	Mid-America Apartments LP	4.200%	6/15/28	11,901	12,822
	Mid-America Apartments LP	3.950%	3/15/29	26,335	28,157
	Mid-America Apartments LP	2.750%	3/15/30	6,600	6,510
	Mid-America Apartments LP	1.700%	2/15/31	4,055	3,658
	National Health Investors Inc.	3.000%	2/1/31	14,008	12,921
	National Retail Properties Inc.	3.500%	10/15/27	10,654	11,117
	National Retail Properties Inc.	4.300%	10/15/28	15,905	17,031
	National Retail Properties Inc.	2.500%	4/15/30	7,784	7,468
	Office Properties Income Trust	2.650%	6/15/26	136	130
	Office Properties Income Trust	3.450%	10/15/31	10,485	9,609
	Omega Healthcare Investors Inc.	5.250%	1/15/26	225	242
	Omega Healthcare Investors Inc.	4.500%	4/1/27	16,231	17,132
	Omega Healthcare Investors Inc.	4.750%	1/15/28	15,039	15,819
	Omega Healthcare Investors Inc.	3.625%	10/1/29	19,542	19,245
	Omega Healthcare Investors Inc.	3.375%	2/1/31	12,996	12,309
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	10,033	9,338
	Physicians Realty LP	4.300%	3/15/27	9,704	10,416
	Physicians Realty LP	3.950%	1/15/28	7,837	8,225
	Physicians Realty LP	2.625%	11/1/31	28,391	26,718
	Piedmont Operating Partnership LP	3.150%	8/15/30	7,644	7,466
	Prologis LP	2.125%	4/15/27	27,583	27,142
	Prologis LP	3.875%	9/15/28	10,290	10,979
	Prologis LP	4.375%	2/1/29	6,702	7,380
	Prologis LP	2.250%	4/15/30	23,774	22,839
	Prologis LP	1.250%	10/15/30	19,050	16,810
	Prologis LP	1.625%	3/15/31	9,642	8,759
	Public Storage	3.094%	9/15/27	14,846	15,399
	Public Storage	1.850%	5/1/28	11,132	10,628
	Public Storage	1.950%	11/9/28	15,155	14,499
	Public Storage	3.385%	5/1/29	14,113	14,682
	Public Storage	2.300%	5/1/31	4,068	3,904
	Public Storage	2.250%	11/9/31	38,175	36,311

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rayonier LP	2.750%	5/17/31	9,600	9,164
	Realty Income Corp.	4.875%	6/1/26	377	411
	Realty Income Corp.	4.125%	10/15/26	8,076	8,573
	Realty Income Corp.	3.950%	8/15/27	15,663	16,652
	Realty Income Corp.	3.400%	1/15/28	20,621	21,284
	Realty Income Corp.	3.650%	1/15/28	13,967	14,583
	Realty Income Corp.	2.200%	6/15/28	10,628	10,290
	Realty Income Corp.	3.250%	6/15/29	13,999	14,350
	Realty Income Corp.	3.100%	12/15/29	10,883	10,981
	Realty Income Corp.	3.250%	1/15/31	23,845	24,234
	Regency Centers LP	4.125%	3/15/28	10,315	11,029
	Regency Centers LP	2.950%	9/15/29	13,548	13,373
	Regency Centers LP	3.700%	6/15/30	10,585	11,043
	Rexford Industrial Realty LP	2.125%	12/1/30	6,746	6,099
	Rexford Industrial Realty LP	2.150%	9/1/31	14,080	12,657
	Sabra Health Care LP	3.900%	10/15/29	12,128	12,105
	Sabra Health Care LP	3.200%	12/1/31	9,490	8,810
	Safehold Operating Partnership LP	2.800%	6/15/31	10,965	10,216
	Simon Property Group LP	3.300%	1/15/26	360	369
	Simon Property Group LP	3.375%	6/15/27	13,581	14,024
	Simon Property Group LP	3.375%	12/1/27	23,292	24,022
	Simon Property Group LP	1.750%	2/1/28	23,225	21,847
	Simon Property Group LP	2.450%	9/13/29	27,255	26,337
	Simon Property Group LP	2.650%	7/15/30	25,939	25,251
	Simon Property Group LP	2.200%	2/1/31	19,322	18,023
	Simon Property Group LP	2.250%	1/15/32	40,950	37,958
	Simon Property Group LP	2.650%	2/1/32	2,500	2,404
	SITE Centers Corp.	4.700%	6/1/27	8,944	9,560
	Spirit Realty LP	3.200%	1/15/27	9	9
	Spirit Realty LP	2.100%	3/15/28	16,324	15,356
	Spirit Realty LP	4.000%	7/15/29	16,294	16,948
	Spirit Realty LP	3.400%	1/15/30	10,431	10,410
	Spirit Realty LP	3.200%	2/15/31	4,195	4,109
	Spirit Realty LP	2.700%	2/15/32	1,545	1,453
	STORE Capital Corp.	4.500%	3/15/28	7,636	8,153
	STORE Capital Corp.	4.625%	3/15/29	7,327	7,865
	STORE Capital Corp.	2.750%	11/18/30	13,506	12,745
	STORE Capital Corp.	2.700%	12/1/31	9,455	8,763
	Sun Communities Operating LP	2.300%	11/1/28	7,175	6,765
	Sun Communities Operating LP	2.700%	7/15/31	32,573	30,642
	Tanger Properties LP	3.875%	7/15/27	7,713	7,976
	Tanger Properties LP	2.750%	9/1/31	9,215	8,362
[1]	UDR Inc.	3.500%	7/1/27	6,271	6,548
[1]	UDR Inc.	3.500%	1/15/28	8,442	8,689
[1]	UDR Inc.	4.400%	1/26/29	11,758	12,702
[1]	UDR Inc.	3.200%	1/15/30	13,599	13,633
	UDR Inc.	3.000%	8/15/31	14,867	14,655
	Ventas Realty LP	3.850%	4/1/27	8,593	9,057
	Ventas Realty LP	4.000%	3/1/28	12,368	13,143
	Ventas Realty LP	4.400%	1/15/29	23,682	25,677
	Ventas Realty LP	3.000%	1/15/30	16,060	15,881
	Ventas Realty LP	4.750%	11/15/30	8,605	9,614
	Ventas Realty LP	2.500%	9/1/31	2,655	2,504
	Vornado Realty LP	3.400%	6/1/31	9,975	9,650
	Welltower Inc.	4.250%	4/1/26	682	726

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Welltower Inc.	2.700%	2/15/27	7,185	7,240
	Welltower Inc.	4.250%	4/15/28	25,211	27,064
	Welltower Inc.	4.125%	3/15/29	12,897	13,806
	Welltower Inc.	3.100%	1/15/30	22,840	22,854
	Welltower Inc.	2.750%	1/15/31	27,691	26,813
	Welltower Inc.	2.800%	6/1/31	11,737	11,364
	Welltower Inc.	2.750%	1/15/32	8,600	8,239
	Weyerhaeuser Co.	6.950%	10/1/27	4,574	5,505
	Weyerhaeuser Co.	4.000%	11/15/29	17,637	18,800
	Weyerhaeuser Co.	4.000%	4/15/30	33,068	35,104
	WP Carey Inc.	3.850%	7/15/29	8,577	8,984
	WP Carey Inc.	2.400%	2/1/31	13,914	13,065
					3,432,623
Technology (8.5%)
	Adobe Inc.	2.300%	2/1/30	30,678	29,895
	Amdocs Ltd.	2.538%	6/15/30	11,870	11,190
	Analog Devices Inc.	1.700%	10/1/28	22,745	21,649
	Analog Devices Inc.	2.100%	10/1/31	28,105	26,803
	Apple Inc.	3.200%	5/11/27	57,111	59,840
	Apple Inc.	3.000%	6/20/27	23,122	24,062
	Apple Inc.	2.900%	9/12/27	60,879	62,780
	Apple Inc.	3.000%	11/13/27	38,657	40,168
	Apple Inc.	1.200%	2/8/28	65,487	61,540
	Apple Inc.	1.400%	8/5/28	59,785	56,436
	Apple Inc.	2.200%	9/11/29	49,666	48,739
	Apple Inc.	1.650%	5/11/30	43,975	41,123
	Apple Inc.	1.250%	8/20/30	29,802	26,861
	Apple Inc.	1.650%	2/8/31	76,777	71,261
	Apple Inc.	1.700%	8/5/31	25,475	23,622
	Applied Materials Inc.	3.300%	4/1/27	26,956	28,156
	Applied Materials Inc.	1.750%	6/1/30	20,621	19,302
	Arrow Electronics Inc.	3.875%	1/12/28	13,082	13,611
	Autodesk Inc.	3.500%	6/15/27	12,321	12,832
	Autodesk Inc.	2.850%	1/15/30	21,030	20,547
	Autodesk Inc.	2.400%	12/15/31	26,385	24,444
	Automatic Data Processing Inc.	1.700%	5/15/28	31,045	29,928
	Automatic Data Processing Inc.	1.250%	9/1/30	21,930	19,735
	Avnet Inc.	3.000%	5/15/31	7,940	7,561
	Broadcom Corp.	3.500%	1/15/28	21,515	21,979
	Broadcom Inc.	3.459%	9/15/26	3,794	3,907
[3]	Broadcom Inc.	1.950%	2/15/28	13,195	12,460
	Broadcom Inc.	4.110%	9/15/28	45,080	47,379
	Broadcom Inc.	4.750%	4/15/29	57,595	62,599
	Broadcom Inc.	5.000%	4/15/30	45,284	50,048
	Broadcom Inc.	4.150%	11/15/30	54,590	57,245
[3]	Broadcom Inc.	2.450%	2/15/31	60,580	55,959
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	18,287	18,014
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	27,735	26,082
	CDW LLC	4.250%	4/1/28	8,819	8,726
	CDW LLC	3.250%	2/15/29	11,649	10,855
	CDW LLC	3.569%	12/1/31	24,550	23,908
[3]	CGI Inc.	2.300%	9/14/31	10,503	9,701
	Cintas Corp. No. 2	3.700%	4/1/27	25,907	27,355
	Citrix Systems Inc.	4.500%	12/1/27	18,505	19,140
	Citrix Systems Inc.	3.300%	3/1/30	19,776	19,857

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dell Inc.	7.100%	4/15/28	2,000	2,334
	Dell International LLC	6.100%	7/15/27	14,431	16,626
	Dell International LLC	5.300%	10/1/29	54,106	60,565
	Dell International LLC	6.200%	7/15/30	22,789	26,984
	DXC Technology Co.	2.375%	9/15/28	23,100	21,939
	Equifax Inc.	3.100%	5/15/30	14,455	14,319
	Equifax Inc.	2.350%	9/15/31	27,355	25,153
	Fidelity National Information Services Inc.	1.650%	3/1/28	20,935	19,398
	Fidelity National Information Services Inc.	3.750%	5/21/29	16,567	17,125
	Fidelity National Information Services Inc.	2.250%	3/1/31	35,170	32,163
	Fiserv Inc.	2.250%	6/1/27	22,888	22,383
	Fiserv Inc.	4.200%	10/1/28	30,384	32,403
	Fiserv Inc.	3.500%	7/1/29	73,722	74,823
	Fiserv Inc.	2.650%	6/1/30	24,377	23,260
	Flex Ltd.	4.875%	6/15/29	21,437	23,194
	Flex Ltd.	4.875%	5/12/30	12,729	13,746
	Fortinet Inc.	2.200%	3/15/31	13,095	12,046
	HP Inc.	3.000%	6/17/27	25,521	25,741
	HP Inc.	3.400%	6/17/30	26,205	26,447
	HP Inc.	2.650%	6/17/31	29,028	27,243
	Hubbell Inc.	3.150%	8/15/27	6,503	6,655
	Hubbell Inc.	3.500%	2/15/28	11,479	11,905
	Hubbell Inc.	2.300%	3/15/31	7,445	7,068
	IHS Markit Ltd.	4.750%	8/1/28	13,722	15,372
	IHS Markit Ltd.	4.250%	5/1/29	17,311	18,878
	Intel Corp.	3.750%	3/25/27	25,487	27,116
	Intel Corp.	3.150%	5/11/27	22,322	23,137
	Intel Corp.	1.600%	8/12/28	25,600	24,278
	Intel Corp.	2.450%	11/15/29	50,319	49,285
	Intel Corp.	3.900%	3/25/30	35,141	37,895
	Intel Corp.	2.000%	8/12/31	38,545	35,912
	International Business Machines Corp.	1.700%	5/15/27	29,833	28,684
	International Business Machines Corp.	6.220%	8/1/27	5,864	6,964
	International Business Machines Corp.	6.500%	1/15/28	6,345	7,682
	International Business Machines Corp.	3.500%	5/15/29	74,413	77,919
	International Business Machines Corp.	1.950%	5/15/30	38,442	36,094
	International Business Machines Corp.	2.720%	2/9/32	6,500	6,407
	Intuit Inc.	1.350%	7/15/27	16,618	15,720
	Intuit Inc.	1.650%	7/15/30	9,695	8,908
	Jabil Inc.	3.950%	1/12/28	14,191	14,834
	Jabil Inc.	3.600%	1/15/30	12,595	12,758
	Jabil Inc.	3.000%	1/15/31	15,074	14,430
	Juniper Networks Inc.	3.750%	8/15/29	17,245	17,790
	Juniper Networks Inc.	2.000%	12/10/30	15,754	14,115
	KLA Corp.	4.100%	3/15/29	20,075	21,649
[3]	Kyndryl Holdings Inc.	2.700%	10/15/28	12,460	11,525
[3]	Kyndryl Holdings Inc.	3.150%	10/15/31	17,600	15,981
	Lam Research Corp.	4.000%	3/15/29	23,636	25,634
	Lam Research Corp.	1.900%	6/15/30	19,735	18,474
	Leidos Inc.	4.375%	5/15/30	20,909	22,210
	Leidos Inc.	2.300%	2/15/31	27,157	24,765
	Marvell Technology Inc.	2.450%	4/15/28	18,370	17,720
[1]	Marvell Technology Inc.	4.875%	6/22/28	14,352	15,683
	Marvell Technology Inc.	2.950%	4/15/31	19,052	18,400
	Maxim Integrated Products Inc.	3.450%	6/15/27	9,885	10,328

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Micron Technology Inc.	5.327%	2/6/29	12,646	14,131
	Micron Technology Inc.	4.663%	2/15/30	20,625	22,366
	Moody's Corp.	3.250%	1/15/28	15,656	16,239
	Moody's Corp.	4.250%	2/1/29	10,350	11,203
	Moody's Corp.	2.000%	8/19/31	16,130	14,815
	Motorola Solutions Inc.	4.600%	2/23/28	27,388	29,553
	Motorola Solutions Inc.	4.600%	5/23/29	15,882	17,138
	Motorola Solutions Inc.	2.300%	11/15/30	26,091	23,982
	Motorola Solutions Inc.	2.750%	5/24/31	14,855	14,030
	NetApp Inc.	2.375%	6/22/27	14,680	14,513
	NetApp Inc.	2.700%	6/22/30	17,496	16,936
	NVIDIA Corp.	1.550%	6/15/28	32,765	30,909
	NVIDIA Corp.	2.850%	4/1/30	38,940	39,426
	NVIDIA Corp.	2.000%	6/15/31	36,015	33,882
[3]	NXP BV	3.150%	5/1/27	15,859	16,070
[3]	NXP BV	5.550%	12/1/28	14,139	16,147
[3]	NXP BV	4.300%	6/18/29	27,016	28,852
[3]	NXP BV	3.400%	5/1/30	23,335	23,540
[3]	NXP BV	2.500%	5/11/31	34,900	32,485
[3]	NXP BV	2.650%	2/15/32	23,025	21,685
	Oracle Corp.	2.800%	4/1/27	68,583	68,173
	Oracle Corp.	3.250%	11/15/27	65,924	66,759
	Oracle Corp.	2.300%	3/25/28	52,279	49,749
	Oracle Corp.	2.950%	4/1/30	82,394	79,671
	Oracle Corp.	3.250%	5/15/30	12,067	11,906
	Oracle Corp.	2.875%	3/25/31	90,089	85,996
	Qorvo Inc.	4.375%	10/15/29	20,500	20,913
	QUALCOMM Inc.	3.250%	5/20/27	47,285	49,287
	QUALCOMM Inc.	1.300%	5/20/28	24,092	22,407
	QUALCOMM Inc.	2.150%	5/20/30	32,673	31,366
	Quanta Services Inc.	2.900%	10/1/30	25,640	24,586
	Quanta Services Inc.	2.350%	1/15/32	710	643
	RELX Capital Inc.	4.000%	3/18/29	20,383	21,723
	RELX Capital Inc.	3.000%	5/22/30	21,729	21,746
	Roper Technologies Inc.	1.400%	9/15/27	25,873	24,171
	Roper Technologies Inc.	4.200%	9/15/28	15,406	16,455
	Roper Technologies Inc.	2.950%	9/15/29	24,844	24,606
	Roper Technologies Inc.	2.000%	6/30/30	14,185	12,961
	Roper Technologies Inc.	1.750%	2/15/31	41,810	37,090
	S&P Global Inc.	2.500%	12/1/29	18,342	18,002
	S&P Global Inc.	1.250%	8/15/30	15,710	13,962
	salesforce.com Inc.	3.700%	4/11/28	37,894	40,438
	salesforce.com Inc.	1.500%	7/15/28	33,350	31,495
	salesforce.com Inc.	1.950%	7/15/31	43,360	40,885
	ServiceNow Inc.	1.400%	9/1/30	38,694	34,122
	Skyworks Solutions Inc.	3.000%	6/1/31	28,607	26,690
[3]	TD SYNNEX Corp.	2.375%	8/9/28	13,080	12,187
[3]	TD SYNNEX Corp.	2.650%	8/9/31	15,835	14,229
	Teledyne FLIR LLC	2.500%	8/1/30	13,439	12,701
	Texas Instruments Inc.	2.900%	11/3/27	9,649	10,006
	Texas Instruments Inc.	2.250%	9/4/29	18,895	18,635
	Texas Instruments Inc.	1.750%	5/4/30	18,729	17,653
	Texas Instruments Inc.	1.900%	9/15/31	14,075	13,277
	TSMC Arizona Corp.	2.500%	10/25/31	32,100	30,616
	Verisk Analytics Inc.	4.125%	3/15/29	24,201	25,802

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	VMware Inc.	4.650%	5/15/27	22,957	24,855
	VMware Inc.	3.900%	8/21/27	27,524	28,787
	VMware Inc.	1.800%	8/15/28	22,830	21,162
	VMware Inc.	4.700%	5/15/30	31,256	34,313
	VMware Inc.	2.200%	8/15/31	42,610	38,995
	Western Digital Corp.	2.850%	2/1/29	13,095	12,472
	Western Digital Corp.	3.100%	2/1/32	2,000	1,858
	Xilinx Inc.	2.375%	6/1/30	19,388	18,684
					4,147,302
Utilities (7.1%)
	AEP Texas Inc.	3.950%	6/1/28	17,700	18,650
[1]	AEP Texas Inc.	2.100%	7/1/30	16,353	15,099
	AES Corp.	2.450%	1/15/31	24,535	22,707
[1]	Alabama Power Co.	1.450%	9/15/30	12,749	11,391
	Ameren Corp.	1.950%	3/15/27	7,600	7,343
	Ameren Corp.	1.750%	3/15/28	15,935	14,923
	Ameren Corp.	3.500%	1/15/31	22,401	22,913
	Ameren Illinois Co.	3.800%	5/15/28	7,849	8,372
	Ameren Illinois Co.	1.550%	11/15/30	7,829	7,059
	American Electric Power Co. Inc.	3.200%	11/13/27	9,866	10,078
[1]	American Electric Power Co. Inc.	4.300%	12/1/28	13,700	14,706
	American Electric Power Co. Inc.	2.300%	3/1/30	10,106	9,491
	American Water Capital Corp.	2.950%	9/1/27	7,132	7,267
	American Water Capital Corp.	3.750%	9/1/28	12,268	12,923
	American Water Capital Corp.	3.450%	6/1/29	23,406	24,164
	American Water Capital Corp.	2.800%	5/1/30	15,290	15,101
	American Water Capital Corp.	2.300%	6/1/31	16,015	15,117
[1]	Appalachian Power Co.	3.300%	6/1/27	7,164	7,426
[1]	Appalachian Power Co.	2.700%	4/1/31	28,235	27,277
	Arizona Public Service Co.	2.950%	9/15/27	4,459	4,514
	Arizona Public Service Co.	2.600%	8/15/29	15,517	15,075
	Atlantic City Electric Co.	4.000%	10/15/28	6,477	6,855
	Atlantic City Electric Co.	2.300%	3/15/31	13,610	13,097
	Atmos Energy Corp.	3.000%	6/15/27	15,846	16,287
	Atmos Energy Corp.	2.625%	9/15/29	11,402	11,170
	Atmos Energy Corp.	1.500%	1/15/31	13,970	12,354
	Avangrid Inc.	3.800%	6/1/29	19,071	19,930
	Baltimore Gas & Electric Co.	2.250%	6/15/31	12,715	12,088
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	25,981	26,908
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	18,375	19,425
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	16,650	14,993
	Black Hills Corp.	3.050%	10/15/29	14,781	14,662
	Black Hills Corp.	2.500%	6/15/30	9,392	8,845
[1]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	9,705	9,361
[1]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	3,000	3,043
	CenterPoint Energy Inc.	4.250%	11/1/28	13,030	13,937
	CenterPoint Energy Inc.	2.950%	3/1/30	17,560	17,356
	CenterPoint Energy Inc.	2.650%	6/1/31	21,320	20,412
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	7,381	7,770
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	10,500	9,481
	Cleco Corporate Holdings LLC	3.375%	9/15/29	2,760	2,725
	CMS Energy Corp.	3.450%	8/15/27	11,384	11,828
[1]	CMS Energy Corp.	4.750%	6/1/50	17,907	18,033
	CMS Energy Corp.	3.750%	12/1/50	9,693	8,734
[1]	Commonwealth Edison Co.	2.950%	8/15/27	9,252	9,422

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth Edison Co.	3.700%	8/15/28	13,024	13,733
	Commonwealth Edison Co.	2.200%	3/1/30	6,289	6,009
[1]	Connecticut Light & Power Co.	3.200%	3/15/27	20,253	20,876
[1]	Connecticut Light & Power Co.	2.050%	7/1/31	7,803	7,298
[1]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	7,820	7,985
	Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	6,246	6,615
[1]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	5,865	6,290
[1]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	10,409	10,686
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	34,562	32,944
	Consumers Energy Co.	3.800%	11/15/28	6,558	7,012
[1]	Dominion Energy Inc.	2.850%	8/15/26	12,232	12,384
[1]	Dominion Energy Inc.	3.600%	3/15/27	5,845	6,103
	Dominion Energy Inc.	4.250%	6/1/28	12,341	13,221
[1]	Dominion Energy Inc.	3.375%	4/1/30	36,421	36,947
[1]	Dominion Energy Inc.	2.250%	8/15/31	13,880	12,857
[1]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	13,530	12,906
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	1,090	1,407
[1]	DTE Electric Co.	1.900%	4/1/28	14,305	13,748
	DTE Electric Co.	2.250%	3/1/30	9,485	9,146
[1]	DTE Electric Co.	2.625%	3/1/31	14,041	13,841
[1]	DTE Energy Co.	3.400%	6/15/29	29,742	30,393
	DTE Energy Co.	2.950%	3/1/30	8,586	8,438
	Duke Energy Carolinas LLC	3.950%	11/15/28	19,197	20,657
[1]	Duke Energy Carolinas LLC	6.000%	12/1/28	5,875	6,948
	Duke Energy Carolinas LLC	2.450%	8/15/29	17,457	17,080
	Duke Energy Carolinas LLC	2.450%	2/1/30	14,733	14,290
	Duke Energy Carolinas LLC	2.550%	4/15/31	14,900	14,500
	Duke Energy Corp.	2.650%	9/1/26	36,212	36,412
	Duke Energy Corp.	3.150%	8/15/27	10,232	10,451
	Duke Energy Corp.	3.400%	6/15/29	9,017	9,179
	Duke Energy Corp.	2.450%	6/1/30	23,333	22,077
	Duke Energy Corp.	2.550%	6/15/31	24,408	22,877
	Duke Energy Florida LLC	3.800%	7/15/28	9,011	9,521
	Duke Energy Florida LLC	2.500%	12/1/29	12,949	12,675
	Duke Energy Florida LLC	1.750%	6/15/30	23,403	21,508
	Duke Energy Florida LLC	2.400%	12/15/31	15,000	14,371
[1]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	2,419	2,430
	Duke Energy Ohio Inc.	3.650%	2/1/29	14,386	15,018
	Duke Energy Ohio Inc.	2.125%	6/1/30	7,073	6,635
	Duke Energy Progress LLC	3.700%	9/1/28	8,017	8,462
	Duke Energy Progress LLC	3.450%	3/15/29	23,660	24,540
	Duke Energy Progress LLC	2.000%	8/15/31	15,140	14,102
[3]	East Ohio Gas Co.	2.000%	6/15/30	1,900	1,754
	Edison International	5.750%	6/15/27	14,602	16,211
	Edison International	4.125%	3/15/28	17,508	18,024
	Emera US Finance LP	2.639%	6/15/31	14,100	13,171
	Enel Chile SA	4.875%	6/12/28	26,207	27,955
	Entergy Corp.	1.900%	6/15/28	11,255	10,553
	Entergy Corp.	2.800%	6/15/30	17,324	16,763
	Entergy Corp.	2.400%	6/15/31	23,823	22,093
	Entergy Louisiana LLC	3.120%	9/1/27	17,709	18,133
	Entergy Louisiana LLC	3.250%	4/1/28	10,850	11,132
	Entergy Louisiana LLC	1.600%	12/15/30	12,701	11,423
	Entergy Louisiana LLC	3.050%	6/1/31	9,510	9,559
	Entergy Mississippi LLC	2.850%	6/1/28	14,722	14,759

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Texas Inc.	4.000%	3/30/29	12,546	13,372
	Entergy Texas Inc.	1.750%	3/15/31	9,930	8,952
	Essential Utilities Inc.	3.566%	5/1/29	11,813	12,218
	Essential Utilities Inc.	2.704%	4/15/30	23,400	22,727
	Evergy Inc.	2.900%	9/15/29	11,789	11,643
	Evergy Kansas Central Inc.	3.100%	4/1/27	5,047	5,197
[1]	Evergy Metro Inc.	2.250%	6/1/30	20,482	19,639
[1]	Eversource Energy	3.300%	1/15/28	12,730	12,966
[1]	Eversource Energy	4.250%	4/1/29	14,216	15,263
[1]	Eversource Energy	1.650%	8/15/30	13,025	11,559
	Eversource Energy	2.550%	3/15/31	10,492	9,988
	Exelon Corp.	4.050%	4/15/30	38,551	40,881
	Florida Power & Light Co.	2.450%	2/3/32	29,370	28,544
	Georgia Power Co.	3.250%	3/30/27	13,201	13,481
[1]	Georgia Power Co.	2.650%	9/15/29	23,558	22,917
[1]	Gulf Power Co.	3.300%	5/30/27	5,295	5,480
	Indiana Michigan Power Co.	3.850%	5/15/28	17,957	18,896
	Interstate Power & Light Co.	4.100%	9/26/28	19,700	21,063
	Interstate Power & Light Co.	3.600%	4/1/29	8,968	9,306
	Interstate Power & Light Co.	2.300%	6/1/30	7,341	6,984
	IPALCO Enterprises Inc.	4.250%	5/1/30	13,729	14,284
	ITC Holdings Corp.	3.350%	11/15/27	16,917	17,443
	MidAmerican Energy Co.	3.100%	5/1/27	13,302	13,763
	MidAmerican Energy Co.	3.650%	4/15/29	30,039	31,994
	MidAmerican Energy Co.	6.750%	12/30/31	5,975	7,856
	Mississippi Power Co.	3.950%	3/30/28	6,576	6,947
	National Fuel Gas Co.	3.950%	9/15/27	9,406	9,634
	National Fuel Gas Co.	4.750%	9/1/28	7,675	8,043
	National Fuel Gas Co.	2.950%	3/1/31	12,071	11,443
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	9,208	9,420
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	25,545	26,379
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	10,255	10,934
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	14,023	14,728
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	12,582	12,123
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	9,434	8,248
[1]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	8,480	7,581
[1]	Nevada Power Co.	3.700%	5/1/29	17,564	18,486
[1]	Nevada Power Co.	2.400%	5/1/30	7,610	7,349
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	15,221	15,835
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	41,280	39,243
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	19,137	19,703
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	23,856	23,398
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	59,511	55,341
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	6,425	6,017
[1]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	16,434	16,285
[1]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	8,712	9,204
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/82	15,300	14,325
	NiSource Inc.	3.490%	5/15/27	20,412	21,092
	NiSource Inc.	2.950%	9/1/29	23,225	22,867
	NiSource Inc.	3.600%	5/1/30	31,501	32,218
	NiSource Inc.	1.700%	2/15/31	18,215	16,032
	Northern States Power Co.	2.250%	4/1/31	13,730	13,128
	NSTAR Electric Co.	3.200%	5/15/27	20,371	21,020
	NSTAR Electric Co.	3.250%	5/15/29	6,187	6,364
	NSTAR Electric Co.	3.950%	4/1/30	13,640	14,674

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Ohio Power Co.	2.600%	4/1/30	4,635	4,515
[1]	Ohio Power Co.	1.625%	1/15/31	13,941	12,419
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	6,714	7,049
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	6,337	6,471
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	13,111	13,330
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	16,070	17,086
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	5,570	6,552
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	11,837	11,794
[3]	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	12,600	12,554
	ONE Gas Inc.	2.000%	5/15/30	6,831	6,384
	Pacific Gas & Electric Co.	2.100%	8/1/27	14,325	13,306
	Pacific Gas & Electric Co.	3.300%	12/1/27	36,172	35,603
	Pacific Gas & Electric Co.	3.000%	6/15/28	11,535	11,111
	Pacific Gas & Electric Co.	3.750%	7/1/28	40,522	40,331
	Pacific Gas & Electric Co.	4.550%	7/1/30	95,075	97,734
	Pacific Gas & Electric Co.	2.500%	2/1/31	68,186	60,684
	Pacific Gas & Electric Co.	3.250%	6/1/31	10,564	9,924
	PacifiCorp	3.500%	6/15/29	16,837	17,629
	PacifiCorp	2.700%	9/15/30	20,953	20,660
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	8,295	8,521
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	15,451	14,627
	Progress Energy Inc.	7.750%	3/1/31	9,790	13,015
	Progress Energy Inc.	7.000%	10/30/31	13,009	16,656
	Public Service Co. of Colorado	3.700%	6/15/28	9,159	9,703
[1]	Public Service Co. of Colorado	1.900%	1/15/31	4,809	4,473
	Public Service Co. of Colorado	1.875%	6/15/31	17,825	16,470
[1]	Public Service Electric & Gas Co.	3.000%	5/15/27	5,641	5,787
[1]	Public Service Electric & Gas Co.	3.700%	5/1/28	9,480	10,056
[1]	Public Service Electric & Gas Co.	3.650%	9/1/28	8,153	8,607
[1]	Public Service Electric & Gas Co.	3.200%	5/15/29	8,618	8,863
[1]	Public Service Electric & Gas Co.	2.450%	1/15/30	5,739	5,640
[1]	Public Service Electric & Gas Co.	1.900%	8/15/31	8,735	8,107
	Public Service Enterprise Group Inc.	1.600%	8/15/30	9,996	8,892
	Public Service Enterprise Group Inc.	2.450%	11/15/31	17,080	16,176
	Puget Energy Inc.	2.379%	6/15/28	5,776	5,501
	Puget Energy Inc.	4.100%	6/15/30	15,912	16,597
[1]	San Diego Gas & Electric Co.	1.700%	10/1/30	15,805	14,364
	Sempra Energy	3.250%	6/15/27	20,119	20,555
	Sempra Energy	3.400%	2/1/28	30,244	31,151
	Sempra Energy	4.125%	4/1/52	23,850	22,328
[1]	Southern California Edison Co.	3.650%	3/1/28	10,242	10,654
[1]	Southern California Edison Co.	4.200%	3/1/29	13,294	14,146
	Southern California Edison Co.	6.650%	4/1/29	5,406	6,386
	Southern California Edison Co.	2.850%	8/1/29	10,094	9,955
	Southern California Edison Co.	2.250%	6/1/30	15,373	14,378
[1]	Southern California Edison Co.	2.500%	6/1/31	12,420	11,723
	Southern California Edison Co.	2.750%	2/1/32	8,500	8,194
[1]	Southern California Gas Co.	2.550%	2/1/30	16,803	16,369
[1]	Southern Co.	1.750%	3/15/28	9,275	8,694
[1]	Southern Co.	3.700%	4/30/30	24,667	25,437
[1]	Southern Co.	3.750%	9/15/51	24,540	22,807
[1]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	14,460	12,847
	Southwest Gas Corp.	3.700%	4/1/28	6,449	6,739
	Southwest Gas Corp.	2.200%	6/15/30	13,144	12,209
[1]	Southwestern Electric Power Co.	4.100%	9/15/28	21,430	22,698

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa Electric Co.	2.400%	3/15/31	10,455	9,984
	Tucson Electric Power Co.	1.500%	8/1/30	9,880	8,772
	Tucson Electric Power Co.	3.250%	5/15/32	4,750	4,804
	Union Electric Co.	2.950%	6/15/27	10,702	10,927
	Union Electric Co.	3.500%	3/15/29	17,743	18,569
	Union Electric Co.	2.950%	3/15/30	11,198	11,334
	United Utilities plc	6.875%	8/15/28	3,202	3,967
[1]	Virginia Electric & Power Co.	3.500%	3/15/27	23,247	24,361
[1]	Virginia Electric & Power Co.	3.800%	4/1/28	16,805	17,818
[1]	Virginia Electric & Power Co.	2.875%	7/15/29	15,384	15,521
	Virginia Electric & Power Co.	2.300%	11/15/31	18,121	17,255
	Virginia Electric & Power Co.	2.400%	3/30/32	6,000	5,726
	WEC Energy Group Inc.	1.375%	10/15/27	13,314	12,359
	WEC Energy Group Inc.	2.200%	12/15/28	8,500	8,151
	WEC Energy Group Inc.	1.800%	10/15/30	10,645	9,596
	Wisconsin Electric Power Co.	1.700%	6/15/28	8,765	8,274
	Wisconsin Power & Light Co.	3.050%	10/15/27	8,445	8,613
	Wisconsin Power & Light Co.	3.000%	7/1/29	4,484	4,526
	Wisconsin Power & Light Co.	1.950%	9/16/31	1,090	1,016
	Xcel Energy Inc.	1.750%	3/15/27	9,035	8,655
	Xcel Energy Inc.	4.000%	6/15/28	15,464	16,387
	Xcel Energy Inc.	2.600%	12/1/29	18,258	17,821
	Xcel Energy Inc.	3.400%	6/1/30	16,308	16,795
	Xcel Energy Inc.	2.350%	11/15/31	14,340	13,525
					3,430,108
Total Corporate Bonds (Cost $49,868,320)					47,635,485
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[5]	Vanguard Market Liquidity Fund (Cost $53,583)	0.138%		535,916	53,587
Total Investments (99.2%) (Cost $50,441,928)					48,210,019
Other Assets and Liabilities—Net (0.8%)					370,251
Net Assets (100%)					48,580,270
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2022.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, the aggregate value was $821,033,000, representing 1.7% of net assets.
4	Securities with a value of $2,922,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Intermediate-Term Corporate Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
10-Year U.S. Treasury Note	June 2022	(283)	(36,065)	(250)
Long U.S. Treasury Bond	June 2022	(35)	(5,484)	(68)
				(318)

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $50,388,345)	48,156,432
Affiliated Issuers (Cost $53,583)	53,587
Total Investments in Securities	48,210,019
Investment in Vanguard	1,597
Receivables for Investment Securities Sold	1,366,269
Receivables for Accrued Income	424,781
Receivables for Capital Shares Issued	1,621
Total Assets	50,004,287
Liabilities
Due to Custodian	5,488
Payables for Investment Securities Purchased	1,413,430
Payables for Capital Shares Redeemed	2,357
Payables for Distributions	711
Payables to Vanguard	701
Variation Margin Payable—Futures Contracts	1,330
Total Liabilities	1,424,017
Net Assets	48,580,270

Intermediate-Term Corporate Bond Index Fund
Statement of Assets and Liabilities (continued)
At February 28, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	50,665,349
Total Distributable Earnings (Loss)	(2,085,079)
Net Assets	48,580,270

ETF Shares—Net Assets
Applicable to 526,887,781 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	46,818,529
Net Asset Value Per Share—ETF Shares	$88.86

Admiral Shares—Net Assets
Applicable to 58,654,009 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,404,363
Net Asset Value Per Share—Admiral Shares	$23.94

Institutional Shares—Net Assets
Applicable to 12,080,048 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	357,378
Net Asset Value Per Share—Institutional Shares	$29.58
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Interest[1]	544,712
Total Income	544,712
Expenses
The Vanguard Group—Note B
Investment Advisory Services	461
Management and Administrative—ETF Shares	7,313
Management and Administrative—Admiral Shares	451
Management and Administrative—Institutional Shares	87
Marketing and Distribution—ETF Shares	868
Marketing and Distribution—Admiral Shares	47
Marketing and Distribution—Institutional Shares	10
Custodian Fees	68
Shareholders’ Reports—ETF Shares	501
Shareholders’ Reports—Admiral Shares	10
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	12
Other Expenses	10
Total Expenses	9,838
Net Investment Income	534,874
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	100,758
Futures Contracts	(3,501)
Realized Net Gain (Loss)	97,257
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(3,291,962)
Futures Contracts	(317)
Change in Unrealized Appreciation (Depreciation)	(3,292,279)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,660,148)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $61,000, ($22,000), $9,000, and $4,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $111,614,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	534,874	1,026,879
Realized Net Gain (Loss)	97,257	1,235,740
Change in Unrealized Appreciation (Depreciation)	(3,292,279)	(1,298,229)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,660,148)	964,390
Distributions
ETF Shares	(819,044)	(1,059,945)
Admiral Shares	(25,967)	(38,281)
Institutional Shares	(6,894)	(10,049)
Total Distributions	(851,905)	(1,108,275)
Capital Share Transactions
ETF Shares	3,320,105	8,062,666
Admiral Shares	(73,596)	45,641
Institutional Shares	(57,128)	88,292
Net Increase (Decrease) from Capital Share Transactions	3,189,381	8,196,599
Total Increase (Decrease)	(322,672)	8,052,714
Net Assets
Beginning of Period	48,902,942	40,850,228
End of Period	48,580,270	48,902,942
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$95.57	$95.98	$91.82	$84.02	$88.35	$89.47
Investment Operations
Net Investment Income[1]	1.026	2.163	2.761	3.132	2.935	2.869
Net Realized and Unrealized Gain (Loss) on Investments	(6.103)	(.205)	4.205	7.768	(4.362)	(1.184)
Total from Investment Operations	(5.077)	1.958	6.966	10.900	(1.427)	1.685
Distributions
Dividends from Net Investment Income	(1.039)	(2.169)	(2.806)	(3.100)	(2.903)	(2.805)
Distributions from Realized Capital Gains	(.594)	(.199)	—	—	—	—
Total Distributions	(1.633)	(2.368)	(2.806)	(3.100)	(2.903)	(2.805)
Net Asset Value, End of Period	$88.86	$95.57	$95.98	$91.82	$84.02	$88.35
Total Return	-5.38%	2.08%	7.78%	13.33%	-1.62%	1.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$46,819	$46,873	$38,944	$24,080	$19,302	$16,699
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.05%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.23%	2.27%	2.99%	3.65%	3.44%	3.30%
Portfolio Turnover Rate[2]	26%	53%	72%	59%	65%	65%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$25.75	$25.86	$24.71	$22.61	$23.78	$24.08
Investment Operations
Net Investment Income[1]	.273	.578	.747	.839	.792	.774
Net Realized and Unrealized Gain (Loss) on Investments	(1.651)	(.062)	1.138	2.097	(1.175)	(.318)
Total from Investment Operations	(1.378)	.516	1.885	2.936	(.383)	.456
Distributions
Dividends from Net Investment Income	(.272)	(.572)	(.735)	(.836)	(.787)	(.756)
Distributions from Realized Capital Gains	(.160)	(.054)	—	—	—	—
Total Distributions	(.432)	(.626)	(.735)	(.836)	(.787)	(.756)
Net Asset Value, End of Period	$23.94	$25.75	$25.86	$24.71	$22.61	$23.78
Total Return[2]	-5.41%	2.03%	7.79%	13.30%	-1.61%	1.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,404	$1,587	$1,549	$1,381	$1,076	$1,014
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.20%	2.25%	3.01%	3.63%	3.44%	3.30%
Portfolio Turnover Rate[3]	26%	53%	72%	59%	65%	65%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$31.82	$31.95	$30.53	$27.94	$29.38	$29.75
Investment Operations
Net Investment Income[1]	.340	.720	.940	1.044	.983	.962
Net Realized and Unrealized Gain (Loss) on Investments	(2.043)	(.070)	1.394	2.584	(1.446)	(.392)
Total from Investment Operations	(1.703)	.650	2.334	3.628	(.463)	.570
Distributions
Dividends from Net Investment Income	(.339)	(.714)	(.914)	(1.038)	(.977)	(.940)
Distributions from Realized Capital Gains	(.198)	(.066)	—	—	—	—
Total Distributions	(.537)	(.780)	(.914)	(1.038)	(.977)	(.940)
Net Asset Value, End of Period	$29.58	$31.82	$31.95	$30.53	$27.94	$29.38
Total Return[2]	-5.41%	2.07%	7.81%	13.30%	-1.57%	2.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$357	$443	$357	$406	$492	$572
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.22%	2.27%	3.07%	3.65%	3.46%	3.32%
Portfolio Turnover Rate[3]	26%	53%	72%	59%	65%	65%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Intermediate-Term Corporate Bond Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in

Intermediate-Term Corporate Bond Index Fund
Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $1,597,000, representing less than 0.01% of the fund’s net assets and 0.64% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	520,947	—	520,947
Corporate Bonds	—	47,635,485	—	47,635,485
Temporary Cash Investments	53,587	—	—	53,587
Total	53,587	48,156,432	—	48,210,019

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	318	—	—	318
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Intermediate-Term Corporate Bond Index Fund
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	50,446,947
Gross Unrealized Appreciation	181,436
Gross Unrealized Depreciation	(2,418,682)
Net Unrealized Appreciation (Depreciation)	(2,237,246)
E.	During the six months ended February 28, 2022, the fund purchased $12,675,211,000 of investment securities and sold $9,574,411,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $6,198,036,000 and $6,176,283,000, respectively. Purchases and sales include $6,488,053,000 and $3,382,344,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $563,308,000 and sales were $4,886,762,000, resulting in net realized loss of $10,248,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	6,753,907	73,453	20,684,453	217,097
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,433,802)	(37,000)	(12,621,787)	(132,400)
Net Increase (Decrease)—ETF Shares	3,320,105	36,453	8,062,666	84,697
Admiral Shares
Issued[1]	123,579	4,940	392,434	15,237
Issued in Lieu of Cash Distributions	20,771	833	30,298	1,179
Redeemed	(217,946)	(8,760)	(377,091)	(14,690)
Net Increase (Decrease)—Admiral Shares	(73,596)	(2,987)	45,641	1,726

Intermediate-Term Corporate Bond Index Fund
	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued[1]	20,442	653	141,963	4,463
Issued in Lieu of Cash Distributions	4,610	149	6,380	201
Redeemed	(82,180)	(2,644)	(60,051)	(1,906)
Net Increase (Decrease)—Institutional Shares	(57,128)	(1,842)	88,292	2,758
1	Includes purchase fees for fiscal 2022 and 2021 of $382,000 and $1,285,000, respectively (fund totals).
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.

Long-Term Corporate Bond Index Fund
Fund Allocation
As of February 28, 2022
Corporate Bonds – Communications	13.2%
Corporate Bonds – Consumer Discretionary	5.7
Corporate Bonds – Consumer Staples	7.5
Corporate Bonds – Energy	8.9
Corporate Bonds – Financials	15.0
Corporate Bonds – Health Care	14.7
Corporate Bonds – Industrials	8.5
Corporate Bonds – Materials	3.9
Corporate Bonds – Real Estate	1.6
Corporate Bonds – Technology	8.6
Corporate Bonds – Utilities	11.9
U.S. Government and Agency Obligations	0.5
The table reflects the fund's investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Long-Term Corporate Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.5%)
U.S. Government Securities (0.5%)
	United States Treasury Note/Bond	1.875%	2/15/32	21,225	21,308
	United States Treasury Note/Bond	2.000%	11/15/41	110	106
	United States Treasury Note/Bond	1.875%	11/15/51	7,955	7,424
Total U.S. Government and Agency Obligations (Cost $28,801)					28,838
Corporate Bonds (98.4%)
Communications (13.0%)
	Activision Blizzard Inc.	4.500%	6/15/47	2,188	2,535
	Activision Blizzard Inc.	2.500%	9/15/50	1,984	1,666
	Alphabet Inc.	1.900%	8/15/40	1,298	1,091
	Alphabet Inc.	2.050%	8/15/50	5,321	4,293
	Alphabet Inc.	2.250%	8/15/60	3,713	2,973
	America Movil SAB de CV	6.375%	3/1/35	823	1,066
	America Movil SAB de CV	6.125%	11/15/37	964	1,223
	America Movil SAB de CV	6.125%	3/30/40	4,955	6,332
	America Movil SAB de CV	4.375%	7/16/42	2,745	2,959
	America Movil SAB de CV	4.375%	4/22/49	2,985	3,286
	AT&T Inc.	2.550%	12/1/33	9,147	8,485
	AT&T Inc.	6.150%	9/15/34	628	776
	AT&T Inc.	4.500%	5/15/35	6,204	6,815
	AT&T Inc.	5.250%	3/1/37	2,700	3,174
	AT&T Inc.	4.900%	8/15/37	2,128	2,404
	AT&T Inc.	4.850%	3/1/39	3,423	3,814
	AT&T Inc.	6.000%	8/15/40	617	773
	AT&T Inc.	5.350%	9/1/40	2,163	2,573
	AT&T Inc.	6.375%	3/1/41	1,333	1,750
	AT&T Inc.	6.250%	3/29/41	467	607
	AT&T Inc.	3.500%	6/1/41	2,443	2,322
	AT&T Inc.	5.550%	8/15/41	1,821	2,205
	AT&T Inc.	5.150%	3/15/42	2,891	3,343
	AT&T Inc.	4.900%	6/15/42	2,748	3,091
	AT&T Inc.	4.300%	12/15/42	2,531	2,629
	AT&T Inc.	3.100%	2/1/43	1,935	1,731
	AT&T Inc.	4.650%	6/1/44	1,566	1,691
	AT&T Inc.	4.350%	6/15/45	2,653	2,744
	AT&T Inc.	4.850%	7/15/45	1,554	1,729
	AT&T Inc.	4.750%	5/15/46	3,848	4,272
[1]	AT&T Inc.	5.150%	11/15/46	1,696	1,990
	AT&T Inc.	5.650%	2/15/47	1,630	2,033

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	5.450%	3/1/47	1,384	1,682
	AT&T Inc.	4.500%	3/9/48	5,075	5,448
	AT&T Inc.	4.550%	3/9/49	3,714	4,025
	AT&T Inc.	5.150%	2/15/50	2,924	3,442
	AT&T Inc.	3.650%	6/1/51	4,385	4,143
	AT&T Inc.	3.300%	2/1/52	3,187	2,828
	AT&T Inc.	3.500%	9/15/53	16,246	14,887
	AT&T Inc.	3.550%	9/15/55	18,910	17,150
	AT&T Inc.	3.800%	12/1/57	15,269	14,368
	AT&T Inc.	3.650%	9/15/59	16,390	14,877
	AT&T Inc.	3.850%	6/1/60	2,760	2,583
	AT&T Inc.	3.500%	2/1/61	705	623
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	2,211	2,435
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	1,867	2,004
[1]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	928	904
[1]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	1,620	1,449
	Charter Communications Operating LLC	6.384%	10/23/35	4,862	5,818
	Charter Communications Operating LLC	5.375%	4/1/38	2,130	2,253
	Charter Communications Operating LLC	3.500%	6/1/41	1,657	1,429
	Charter Communications Operating LLC	3.500%	3/1/42	3,361	2,878
	Charter Communications Operating LLC	6.484%	10/23/45	7,076	8,415
	Charter Communications Operating LLC	5.375%	5/1/47	6,030	6,341
	Charter Communications Operating LLC	5.750%	4/1/48	3,241	3,574
	Charter Communications Operating LLC	5.125%	7/1/49	4,179	4,240
	Charter Communications Operating LLC	4.800%	3/1/50	6,715	6,546
	Charter Communications Operating LLC	3.700%	4/1/51	4,971	4,177
	Charter Communications Operating LLC	3.900%	6/1/52	4,535	3,946
	Charter Communications Operating LLC	6.834%	10/23/55	1,903	2,355
	Charter Communications Operating LLC	3.850%	4/1/61	4,285	3,536
	Charter Communications Operating LLC	4.400%	12/1/61	3,950	3,532
	Charter Communications Operating LLC	3.950%	6/30/62	2,075	1,734
	Comcast Corp.	4.250%	1/15/33	3,466	3,823
	Comcast Corp.	7.050%	3/15/33	1,179	1,587
	Comcast Corp.	4.200%	8/15/34	2,320	2,542
	Comcast Corp.	5.650%	6/15/35	1,325	1,646
	Comcast Corp.	4.400%	8/15/35	873	974
	Comcast Corp.	6.500%	11/15/35	608	815
	Comcast Corp.	3.200%	7/15/36	1,721	1,691
	Comcast Corp.	6.450%	3/15/37	1,339	1,794
	Comcast Corp.	6.950%	8/15/37	400	564
	Comcast Corp.	3.900%	3/1/38	3,356	3,525
	Comcast Corp.	4.600%	10/15/38	4,912	5,516
	Comcast Corp.	6.550%	7/1/39	280	389
	Comcast Corp.	3.250%	11/1/39	2,183	2,103
	Comcast Corp.	3.750%	4/1/40	2,265	2,331
	Comcast Corp.	4.650%	7/15/42	1,254	1,419
	Comcast Corp.	4.600%	8/15/45	1,966	2,191
	Comcast Corp.	3.400%	7/15/46	2,504	2,401
	Comcast Corp.	4.000%	8/15/47	3,807	3,963
	Comcast Corp.	3.969%	11/1/47	5,923	6,121
	Comcast Corp.	4.000%	3/1/48	3,034	3,150
	Comcast Corp.	4.700%	10/15/48	2,601	2,994
	Comcast Corp.	3.999%	11/1/49	4,223	4,382
	Comcast Corp.	3.450%	2/1/50	4,048	3,868
	Comcast Corp.	2.800%	1/15/51	2,301	1,973

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Comcast Corp.	2.887%	11/1/51	11,015	9,551
	Comcast Corp.	2.450%	8/15/52	2,950	2,380
	Comcast Corp.	4.049%	11/1/52	2,800	2,961
[2]	Comcast Corp.	2.937%	11/1/56	14,885	12,619
	Comcast Corp.	4.950%	10/15/58	2,681	3,255
	Comcast Corp.	2.650%	8/15/62	2,285	1,810
[2]	Comcast Corp.	2.987%	11/1/63	8,023	6,687
	Deutsche Telekom International Finance BV	9.250%	6/1/32	1,267	1,905
	Discovery Communications LLC	5.000%	9/20/37	1,137	1,235
	Discovery Communications LLC	6.350%	6/1/40	743	907
	Discovery Communications LLC	4.875%	4/1/43	1,413	1,475
	Discovery Communications LLC	5.200%	9/20/47	2,897	3,145
	Discovery Communications LLC	5.300%	5/15/49	2,110	2,334
	Discovery Communications LLC	4.650%	5/15/50	1,784	1,824
	Discovery Communications LLC	4.000%	9/15/55	4,800	4,364
	Electronic Arts Inc.	2.950%	2/15/51	970	835
	Fox Corp.	5.476%	1/25/39	2,958	3,454
	Fox Corp.	5.576%	1/25/49	3,182	3,830
	Grupo Televisa SAB	6.625%	1/15/40	1,561	1,965
	Grupo Televisa SAB	5.000%	5/13/45	2,297	2,496
	Grupo Televisa SAB	6.125%	1/31/46	1,550	1,946
	Grupo Televisa SAB	5.250%	5/24/49	1,935	2,219
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	880	824
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,296	1,616
	NBCUniversal Media LLC	5.950%	4/1/41	50	66
	NBCUniversal Media LLC	4.450%	1/15/43	3,046	3,323
	Orange SA	5.375%	1/13/42	1,051	1,271
	Orange SA	5.500%	2/6/44	1,252	1,573
	Paramount Global	4.200%	5/19/32	2,325	2,424
	Paramount Global	5.500%	5/15/33	970	1,130
	Paramount Global	6.875%	4/30/36	2,583	3,298
	Paramount Global	5.900%	10/15/40	1,337	1,565
	Paramount Global	4.850%	7/1/42	2,563	2,704
	Paramount Global	4.375%	3/15/43	568	568
	Paramount Global	5.850%	9/1/43	3,036	3,627
	Paramount Global	5.250%	4/1/44	467	513
	Paramount Global	4.900%	8/15/44	1,120	1,190
	Paramount Global	4.600%	1/15/45	701	714
	Paramount Global	4.950%	5/19/50	2,245	2,456
	Rogers Communications Inc.	7.500%	8/15/38	1,213	1,719
	Rogers Communications Inc.	4.500%	3/15/43	904	942
	Rogers Communications Inc.	5.450%	10/1/43	1,088	1,250
	Rogers Communications Inc.	5.000%	3/15/44	1,164	1,257
	Rogers Communications Inc.	4.300%	2/15/48	1,245	1,235
	Rogers Communications Inc.	4.350%	5/1/49	3,110	3,103
	Rogers Communications Inc.	3.700%	11/15/49	2,594	2,343
	Telefonica Emisiones SA	7.045%	6/20/36	4,069	5,279
	Telefonica Emisiones SA	4.665%	3/6/38	2,405	2,495
	Telefonica Emisiones SA	5.213%	3/8/47	5,483	5,958
	Telefonica Emisiones SA	4.895%	3/6/48	1,142	1,192
	Telefonica Emisiones SA	5.520%	3/1/49	2,955	3,333
	TELUS Corp.	3.400%	5/13/32	1,800	1,820
	TELUS Corp.	4.600%	11/16/48	1,487	1,666
	TELUS Corp.	4.300%	6/15/49	1,107	1,214
	Thomson Reuters Corp.	5.500%	8/15/35	1,225	1,480

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Thomson Reuters Corp.	5.850%	4/15/40	392	508
	Thomson Reuters Corp.	5.650%	11/23/43	1,185	1,518
	Time Warner Cable LLC	6.550%	5/1/37	2,839	3,406
	Time Warner Cable LLC	7.300%	7/1/38	3,089	3,883
	Time Warner Cable LLC	6.750%	6/15/39	3,425	4,143
	Time Warner Cable LLC	5.875%	11/15/40	3,238	3,612
	Time Warner Cable LLC	5.500%	9/1/41	608	647
	Time Warner Cable LLC	4.500%	9/15/42	3,170	2,998
	Time Warner Entertainment Co. LP	8.375%	7/15/33	4,011	5,439
[2]	T-Mobile USA Inc.	2.700%	3/15/32	2,000	1,880
	T-Mobile USA Inc.	4.375%	4/15/40	4,882	5,079
	T-Mobile USA Inc.	3.000%	2/15/41	3,170	2,763
	T-Mobile USA Inc.	4.500%	4/15/50	6,195	6,462
	T-Mobile USA Inc.	3.300%	2/15/51	6,808	5,932
[2]	T-Mobile USA Inc.	3.400%	10/15/52	5,900	5,216
	T-Mobile USA Inc.	3.600%	11/15/60	2,325	2,039
[2]	T-Mobile USA Inc.	3.600%	11/15/60	2,720	2,389
[1]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	1,598	2,140
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	1,018	1,123
[1]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	681	728
[1]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	1,980	2,017
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	1,094	1,178
[1]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	894	819
[2]	Verizon Communications Inc.	2.355%	3/15/32	10,000	9,342
	Verizon Communications Inc.	4.500%	8/10/33	7,770	8,639
	Verizon Communications Inc.	6.400%	9/15/33	405	524
	Verizon Communications Inc.	4.400%	11/1/34	5,528	6,077
	Verizon Communications Inc.	5.850%	9/15/35	200	252
	Verizon Communications Inc.	4.272%	1/15/36	5,755	6,308
	Verizon Communications Inc.	5.250%	3/16/37	3,745	4,508
	Verizon Communications Inc.	4.812%	3/15/39	3,915	4,562
	Verizon Communications Inc.	2.650%	11/20/40	5,996	5,208
	Verizon Communications Inc.	3.400%	3/22/41	12,605	12,137
	Verizon Communications Inc.	2.850%	9/3/41	2,055	1,839
	Verizon Communications Inc.	4.750%	11/1/41	150	169
	Verizon Communications Inc.	3.850%	11/1/42	635	642
	Verizon Communications Inc.	6.550%	9/15/43	185	263
	Verizon Communications Inc.	4.125%	8/15/46	2,403	2,527
	Verizon Communications Inc.	4.862%	8/21/46	8,353	10,029
	Verizon Communications Inc.	5.500%	3/16/47	853	1,090
	Verizon Communications Inc.	4.522%	9/15/48	4,794	5,440
	Verizon Communications Inc.	4.000%	3/22/50	1,459	1,503
	Verizon Communications Inc.	2.875%	11/20/50	4,990	4,269
	Verizon Communications Inc.	3.550%	3/22/51	13,105	12,682
	Verizon Communications Inc.	5.012%	8/21/54	420	510
	Verizon Communications Inc.	4.672%	3/15/55	360	418
	Verizon Communications Inc.	2.987%	10/30/56	10,641	9,072
	Verizon Communications Inc.	3.000%	11/20/60	4,849	4,028
	Verizon Communications Inc.	3.700%	3/22/61	8,410	8,024
	Vodafone Group plc	6.250%	11/30/32	821	1,017
	Vodafone Group plc	6.150%	2/27/37	3,168	3,937
	Vodafone Group plc	5.000%	5/30/38	2,354	2,670
	Vodafone Group plc	4.375%	2/19/43	2,582	2,669
	Vodafone Group plc	5.250%	5/30/48	6,459	7,504
	Vodafone Group plc	4.875%	6/19/49	3,270	3,638

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vodafone Group plc	4.250%	9/17/50	3,524	3,610
	Vodafone Group plc	5.125%	6/19/59	2,020	2,313
	Walt Disney Co.	6.550%	3/15/33	1,908	2,501
	Walt Disney Co.	6.200%	12/15/34	3,248	4,192
	Walt Disney Co.	6.400%	12/15/35	2,237	2,984
	Walt Disney Co.	6.150%	3/1/37	1,067	1,391
	Walt Disney Co.	6.650%	11/15/37	2,957	4,011
	Walt Disney Co.	4.625%	3/23/40	572	652
	Walt Disney Co.	3.500%	5/13/40	2,775	2,768
	Walt Disney Co.	6.150%	2/15/41	610	817
	Walt Disney Co.	5.400%	10/1/43	1,456	1,817
	Walt Disney Co.	4.750%	9/15/44	2,789	3,207
	Walt Disney Co.	4.950%	10/15/45	1,205	1,433
	Walt Disney Co.	7.750%	12/1/45	325	522
	Walt Disney Co.	4.750%	11/15/46	1,046	1,232
	Walt Disney Co.	2.750%	9/1/49	3,394	2,964
	Walt Disney Co.	4.700%	3/23/50	4,150	4,930
	Walt Disney Co.	3.600%	1/13/51	3,745	3,791
	Walt Disney Co.	3.800%	5/13/60	3,623	3,749
					698,404
Consumer Discretionary (5.6%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	1,371	1,439
	Alibaba Group Holding Ltd.	4.000%	12/6/37	2,937	2,871
	Alibaba Group Holding Ltd.	2.700%	2/9/41	624	502
	Alibaba Group Holding Ltd.	4.200%	12/6/47	3,555	3,460
	Alibaba Group Holding Ltd.	3.150%	2/9/51	3,225	2,617
	Alibaba Group Holding Ltd.	4.400%	12/6/57	2,645	2,601
	Alibaba Group Holding Ltd.	3.250%	2/9/61	2,080	1,621
	Amazon.com Inc.	4.800%	12/5/34	1,046	1,259
	Amazon.com Inc.	3.875%	8/22/37	7,144	7,845
	Amazon.com Inc.	2.875%	5/12/41	1,868	1,778
	Amazon.com Inc.	4.950%	12/5/44	3,606	4,483
	Amazon.com Inc.	4.050%	8/22/47	9,844	11,067
	Amazon.com Inc.	2.500%	6/3/50	5,697	4,924
	Amazon.com Inc.	3.100%	5/12/51	4,948	4,781
	Amazon.com Inc.	4.250%	8/22/57	4,425	5,119
	Amazon.com Inc.	2.700%	6/3/60	4,141	3,540
	Amazon.com Inc.	3.250%	5/12/61	3,545	3,377
[1]	American University	3.672%	4/1/49	1,161	1,239
	Aptiv plc	3.250%	3/1/32	850	853
	Aptiv plc	4.400%	10/1/46	390	402
	Aptiv plc	5.400%	3/15/49	877	1,027
	Aptiv plc	3.100%	12/1/51	3,005	2,538
	Aptiv plc	4.150%	5/1/52	2,200	2,205
	AutoNation Inc.	3.850%	3/1/32	1,500	1,516
	BorgWarner Inc.	4.375%	3/15/45	513	533
[1]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	1,015	993
[1]	California Endowment	2.498%	4/1/51	865	772
	California Institute of Technology	4.321%	8/1/45	820	975
	California Institute of Technology	4.700%	11/1/11	803	1,021
	California Institute of Technology	3.650%	9/1/19	1,140	1,083
	Claremont Mckenna College	3.775%	1/1/22	900	835
	Cleveland Clinic Foundation	4.858%	1/1/14	1,049	1,371
	Darden Restaurants Inc.	4.550%	2/15/48	665	678

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dick's Sporting Goods Inc.	4.100%	1/15/52	1,600	1,396
[1]	Duke University	2.682%	10/1/44	1,240	1,144
[1]	Duke University	2.832%	10/1/55	1,620	1,491
	eBay Inc.	4.000%	7/15/42	1,567	1,579
	eBay Inc.	3.650%	5/10/51	2,315	2,193
[1]	Emory University	2.969%	9/1/50	1,237	1,173
[1]	Ford Foundation	2.415%	6/1/50	250	218
[1]	Ford Foundation	2.815%	6/1/70	1,904	1,731
	General Motors Co.	5.000%	4/1/35	890	963
	General Motors Co.	6.600%	4/1/36	2,789	3,450
	General Motors Co.	5.150%	4/1/38	2,813	3,053
	General Motors Co.	6.250%	10/2/43	4,693	5,691
	General Motors Co.	5.200%	4/1/45	415	448
	General Motors Co.	6.750%	4/1/46	1,396	1,784
	General Motors Co.	5.400%	4/1/48	2,391	2,650
	General Motors Co.	5.950%	4/1/49	2,407	2,877
[1]	George Washington University	4.300%	9/15/44	1,195	1,377
	George Washington University	4.868%	9/15/45	1,112	1,367
[1]	George Washington University	4.126%	9/15/48	400	449
[1]	Georgetown University	4.315%	4/1/49	587	651
[1]	Georgetown University	2.943%	4/1/50	730	659
[1]	Georgetown University	5.215%	10/1/18	811	1,046
	Harley-Davidson Inc.	4.625%	7/28/45	606	594
	Hasbro Inc.	6.350%	3/15/40	503	641
	Hasbro Inc.	5.100%	5/15/44	1,311	1,486
	Home Depot Inc.	5.875%	12/16/36	6,890	9,102
	Home Depot Inc.	3.300%	4/15/40	3,070	3,071
	Home Depot Inc.	5.400%	9/15/40	2,362	2,957
	Home Depot Inc.	5.950%	4/1/41	2,792	3,701
	Home Depot Inc.	4.200%	4/1/43	602	667
	Home Depot Inc.	4.875%	2/15/44	2,264	2,715
	Home Depot Inc.	4.400%	3/15/45	548	619
	Home Depot Inc.	4.250%	4/1/46	4,524	5,031
	Home Depot Inc.	3.900%	6/15/47	2,206	2,344
	Home Depot Inc.	4.500%	12/6/48	3,601	4,172
	Home Depot Inc.	3.125%	12/15/49	3,300	3,110
	Home Depot Inc.	3.350%	4/15/50	2,008	1,968
	Home Depot Inc.	2.375%	3/15/51	2,155	1,772
	Home Depot Inc.	2.750%	9/15/51	3,127	2,779
	Home Depot Inc.	3.500%	9/15/56	2,284	2,284
	JD.com Inc.	4.125%	1/14/50	695	640
[1]	Johns Hopkins University	4.083%	7/1/53	847	1,010
[1]	Johns Hopkins University	2.813%	1/1/60	865	788
	Kohl's Corp.	5.550%	7/17/45	995	1,017
	Lear Corp.	5.250%	5/15/49	1,330	1,491
	Lear Corp.	3.550%	1/15/52	725	629
	Leggett & Platt Inc.	3.500%	11/15/51	1,050	976
	Leland Stanford Junior University	3.647%	5/1/48	1,357	1,503
	Leland Stanford Junior University	2.413%	6/1/50	1,285	1,128
	Lowe's Cos. Inc.	5.500%	10/15/35	695	849
	Lowe's Cos. Inc.	5.000%	4/15/40	3,154	3,620
	Lowe's Cos. Inc.	2.800%	9/15/41	2,475	2,193
	Lowe's Cos. Inc.	4.650%	4/15/42	1,147	1,279
	Lowe's Cos. Inc.	4.250%	9/15/44	347	357
	Lowe's Cos. Inc.	4.375%	9/15/45	445	474

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	3.700%	4/15/46	1,965	1,916
	Lowe's Cos. Inc.	4.050%	5/3/47	1,625	1,670
	Lowe's Cos. Inc.	4.550%	4/5/49	2,440	2,718
	Lowe's Cos. Inc.	5.125%	4/15/50	595	717
	Lowe's Cos. Inc.	3.000%	10/15/50	2,213	1,926
	Lowe's Cos. Inc.	3.500%	4/1/51	2,230	2,111
[1]	Marriott International Inc.	3.500%	10/15/32	2,195	2,189
[1]	Marriott International Inc.	2.750%	10/15/33	1,414	1,304
	Masco Corp.	4.500%	5/15/47	483	521
	Masco Corp.	3.125%	2/15/51	1,100	960
[1]	Massachusetts Institute of Technology	3.959%	7/1/38	1,135	1,276
[1]	Massachusetts Institute of Technology	2.989%	7/1/50	1,540	1,526
[1]	Massachusetts Institute of Technology	2.294%	7/1/51	167	142
	Massachusetts Institute of Technology	5.600%	7/1/11	1,551	2,384
	Massachusetts Institute of Technology	4.678%	7/1/14	765	989
	Massachusetts Institute of Technology	3.885%	7/1/16	1,565	1,662
[1]	McDonald's Corp.	4.700%	12/9/35	3,155	3,579
[1]	McDonald's Corp.	6.300%	10/15/37	1,924	2,548
[1]	McDonald's Corp.	6.300%	3/1/38	282	370
[1]	McDonald's Corp.	5.700%	2/1/39	1,749	2,146
[1]	McDonald's Corp.	4.875%	7/15/40	1,155	1,332
[1]	McDonald's Corp.	3.700%	2/15/42	2,202	2,188
[1]	McDonald's Corp.	3.625%	5/1/43	1,765	1,725
[1]	McDonald's Corp.	4.600%	5/26/45	686	759
[1]	McDonald's Corp.	4.875%	12/9/45	1,109	1,271
[1]	McDonald's Corp.	4.450%	3/1/47	490	536
[1]	McDonald's Corp.	4.450%	9/1/48	1,301	1,430
[1]	McDonald's Corp.	3.625%	9/1/49	5,384	5,295
[1]	McDonald's Corp.	4.200%	4/1/50	3,138	3,358
	MDC Holdings Inc.	6.000%	1/15/43	975	1,054
	MDC Holdings Inc.	3.966%	8/6/61	590	481
	NIKE Inc.	3.250%	3/27/40	2,408	2,403
	NIKE Inc.	3.625%	5/1/43	679	708
	NIKE Inc.	3.875%	11/1/45	1,829	1,980
	NIKE Inc.	3.375%	11/1/46	485	480
	NIKE Inc.	3.375%	3/27/50	3,940	4,014
[1]	Northeastern University	2.894%	10/1/50	590	529
[1]	Northwestern University	4.643%	12/1/44	720	853
[1]	Northwestern University	2.640%	12/1/50	770	696
[1]	Northwestern University	3.662%	12/1/57	1,182	1,351
	Owens Corning	7.000%	12/1/36	867	1,140
	Owens Corning	4.300%	7/15/47	772	807
	Owens Corning	4.400%	1/30/48	1,158	1,229
	President & Fellows of Harvard College	4.875%	10/15/40	708	897
	President & Fellows of Harvard College	3.150%	7/15/46	570	580
	President & Fellows of Harvard College	2.517%	10/15/50	1,532	1,378
	President & Fellows of Harvard College	3.300%	7/15/56	1,151	1,195
	PulteGroup Inc.	7.875%	6/15/32	1,009	1,364
	PulteGroup Inc.	6.375%	5/15/33	965	1,190
	PulteGroup Inc.	6.000%	2/15/35	400	481
[1]	Rockefeller Foundation	2.492%	10/1/50	910	809
	Snap-on Inc.	4.100%	3/1/48	483	535
	Snap-on Inc.	3.100%	5/1/50	1,485	1,400
	Stanley Black & Decker Inc.	5.200%	9/1/40	515	622
	Stanley Black & Decker Inc.	4.850%	11/15/48	870	1,057

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Stanley Black & Decker Inc.	2.750%	11/15/50	1,382	1,184
	Starbucks Corp.	4.300%	6/15/45	522	546
	Starbucks Corp.	3.750%	12/1/47	2,519	2,442
	Starbucks Corp.	4.500%	11/15/48	572	621
	Starbucks Corp.	4.450%	8/15/49	2,146	2,307
	Starbucks Corp.	3.350%	3/12/50	1,250	1,137
	Starbucks Corp.	3.500%	11/15/50	3,125	2,933
	Tapestry Inc.	3.050%	3/15/32	1,200	1,143
	Thomas Jefferson University	3.847%	11/1/57	1,000	974
	TJX Cos. Inc.	4.500%	4/15/50	127	156
[1]	Trustees of Boston College	3.129%	7/1/52	752	733
[1]	Trustees of Boston University	4.061%	10/1/48	995	1,111
	Trustees of Princeton University	5.700%	3/1/39	910	1,227
[1]	Trustees of Princeton University	2.516%	7/1/50	1,232	1,089
[1]	Trustees of the University of Pennsylvania	2.396%	10/1/50	1,105	950
	Trustees of the University of Pennsylvania	4.674%	9/1/12	400	517
	Trustees of the University of Pennsylvania	3.610%	2/15/19	700	706
[1]	University of Chicago	2.547%	4/1/50	1,230	1,077
	University of Chicago	3.000%	10/1/52	1,075	1,054
[1]	University of Chicago	4.003%	10/1/53	800	897
[1]	University of Notre Dame du Lac	3.438%	2/15/45	1,073	1,117
[1]	University of Notre Dame du Lac	3.394%	2/15/48	739	771
[1]	University of Southern California	3.028%	10/1/39	1,694	1,658
[1]	University of Southern California	3.841%	10/1/47	535	592
	University of Southern California	2.805%	10/1/50	635	585
[1]	University of Southern California	2.945%	10/1/51	945	911
	University of Southern California	5.250%	10/1/11	745	1,025
[1]	University of Southern California	3.226%	10/1/20	735	686
	Whirlpool Corp.	4.500%	6/1/46	1,250	1,340
	Whirlpool Corp.	4.600%	5/15/50	1,240	1,352
[1]	William Marsh Rice University	3.574%	5/15/45	1,170	1,245
[1]	William Marsh Rice University	3.774%	5/15/55	358	406
[1]	Yale University	2.402%	4/15/50	725	635
					300,590
Consumer Staples (7.4%)
	Altria Group Inc.	5.800%	2/14/39	2,737	3,002
	Altria Group Inc.	3.400%	2/4/41	3,415	2,826
	Altria Group Inc.	4.250%	8/9/42	2,006	1,830
	Altria Group Inc.	4.500%	5/2/43	4,157	3,899
	Altria Group Inc.	5.375%	1/31/44	3,370	3,525
	Altria Group Inc.	3.875%	9/16/46	3,310	2,843
	Altria Group Inc.	5.950%	2/14/49	4,273	4,777
	Altria Group Inc.	4.450%	5/6/50	1,702	1,566
	Altria Group Inc.	3.700%	2/4/51	3,000	2,451
	Altria Group Inc.	6.200%	2/14/59	410	463
	Altria Group Inc.	4.000%	2/4/61	1,130	940
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	8,890	9,919
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	21,543	24,473
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	2,836	3,161
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	2,629	2,682
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	1,422	1,552
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	4,780	5,359
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	1,090	1,337
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	5,620	6,030
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,367	2,081

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	3,589	4,276
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	2,402	3,608
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	2,135	2,277
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,771	2,021
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	4,251	4,197
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	6,699	7,358
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	3,317	3,552
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	7,005	8,673
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	2,485	2,737
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	3,458	3,830
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	3,496	4,488
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	2,352	2,557
	Archer-Daniels-Midland Co.	2.900%	3/1/32	1,500	1,518
	Archer-Daniels-Midland Co.	5.935%	10/1/32	310	394
	Archer-Daniels-Midland Co.	5.375%	9/15/35	720	904
	Archer-Daniels-Midland Co.	3.750%	9/15/47	1,297	1,400
	Archer-Daniels-Midland Co.	4.500%	3/15/49	1,818	2,185
	Archer-Daniels-Midland Co.	2.700%	9/15/51	1,164	1,046
	BAT Capital Corp.	4.390%	8/15/37	3,436	3,299
	BAT Capital Corp.	3.734%	9/25/40	300	260
	BAT Capital Corp.	4.540%	8/15/47	5,027	4,641
	BAT Capital Corp.	4.758%	9/6/49	2,580	2,453
	BAT Capital Corp.	5.282%	4/2/50	1,228	1,242
	BAT Capital Corp.	3.984%	9/25/50	3,196	2,749
	Brown-Forman Corp.	4.000%	4/15/38	763	827
	Brown-Forman Corp.	4.500%	7/15/45	721	830
	Campbell Soup Co.	4.800%	3/15/48	1,051	1,196
	Campbell Soup Co.	3.125%	4/24/50	1,195	1,047
	Church & Dwight Co. Inc.	3.950%	8/1/47	1,063	1,147
	Coca-Cola Co.	2.500%	6/1/40	990	898
	Coca-Cola Co.	2.875%	5/5/41	1,238	1,176
	Coca-Cola Co.	4.200%	3/25/50	1,608	1,851
	Coca-Cola Co.	2.600%	6/1/50	4,060	3,560
	Coca-Cola Co.	3.000%	3/5/51	1,330	1,264
	Coca-Cola Co.	2.500%	3/15/51	6,135	5,258
	Coca-Cola Co.	2.750%	6/1/60	1,630	1,421
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	1,386	1,210
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,104	1,322
[1]	Colgate-Palmolive Co.	4.000%	8/15/45	1,063	1,198
[1]	Colgate-Palmolive Co.	3.700%	8/1/47	539	592
	Conagra Brands Inc.	5.300%	11/1/38	2,455	2,831
	Conagra Brands Inc.	5.400%	11/1/48	1,399	1,694
	Constellation Brands Inc.	4.500%	5/9/47	1,677	1,763
	Constellation Brands Inc.	4.100%	2/15/48	1,012	1,010
	Constellation Brands Inc.	5.250%	11/15/48	2,033	2,366
	Constellation Brands Inc.	3.750%	5/1/50	420	401
	Costco Wholesale Corp.	1.750%	4/20/32	3,564	3,283
	Delhaize America LLC	9.000%	4/15/31	210	302
	Diageo Capital plc	2.125%	4/29/32	2,056	1,935
	Diageo Capital plc	5.875%	9/30/36	2,209	2,915
	Diageo Capital plc	3.875%	4/29/43	809	872
	Diageo Investment Corp.	7.450%	4/15/35	1,007	1,461
	Diageo Investment Corp.	4.250%	5/11/42	570	642
	Dollar General Corp.	4.125%	4/3/50	1,415	1,461
	Dollar Tree Inc.	3.375%	12/1/51	1,050	932

Long-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,972	2,638
Estee Lauder Cos. Inc.	4.375%	6/15/45	948	1,091
Estee Lauder Cos. Inc.	4.150%	3/15/47	1,138	1,286
Estee Lauder Cos. Inc.	3.125%	12/1/49	815	795
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	316	335
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	5,218	4,903
General Mills Inc.	5.400%	6/15/40	650	797
General Mills Inc.	4.700%	4/17/48	400	472
General Mills Inc.	3.000%	2/1/51	3,021	2,736
Hershey Co.	3.375%	8/15/46	1,283	1,302
Hershey Co.	3.125%	11/15/49	971	951
Hormel Foods Corp.	3.050%	6/3/51	1,101	1,049
Ingredion Inc.	3.900%	6/1/50	625	636
J M Smucker Co.	2.125%	3/15/32	1,517	1,388
J M Smucker Co.	4.250%	3/15/35	2,330	2,515
J M Smucker Co.	2.750%	9/15/41	395	343
J M Smucker Co.	4.375%	3/15/45	691	747
J M Smucker Co.	3.550%	3/15/50	991	943
Kellogg Co.	4.500%	4/1/46	1,131	1,278
Keurig Dr Pepper Inc.	4.985%	5/25/38	802	916
Keurig Dr Pepper Inc.	4.500%	11/15/45	839	899
Keurig Dr Pepper Inc.	4.420%	12/15/46	2,524	2,699
Keurig Dr Pepper Inc.	5.085%	5/25/48	555	649
Keurig Dr Pepper Inc.	3.800%	5/1/50	1,455	1,431
Keurig Dr Pepper Inc.	3.350%	3/15/51	1,725	1,571
Kimberly-Clark Corp.	6.625%	8/1/37	2,098	2,969
Kimberly-Clark Corp.	5.300%	3/1/41	353	441
Kimberly-Clark Corp.	3.200%	7/30/46	1,415	1,382
Kimberly-Clark Corp.	3.900%	5/4/47	365	395
Kimberly-Clark Corp.	2.875%	2/7/50	1,734	1,623
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	677	873
Kroger Co.	6.900%	4/15/38	391	530
Kroger Co.	5.400%	7/15/40	993	1,188
Kroger Co.	5.000%	4/15/42	1,673	1,932
Kroger Co.	5.150%	8/1/43	1,896	2,203
Kroger Co.	3.875%	10/15/46	1,323	1,331
Kroger Co.	4.450%	2/1/47	1,943	2,111
Kroger Co.	4.650%	1/15/48	999	1,118
Kroger Co.	3.950%	1/15/50	1,412	1,452
McCormick & Co. Inc.	4.200%	8/15/47	580	641
Mead Johnson Nutrition Co.	5.900%	11/1/39	845	1,123
Mead Johnson Nutrition Co.	4.600%	6/1/44	1,281	1,519
Molson Coors Beverage Co.	5.000%	5/1/42	2,700	2,953
Molson Coors Beverage Co.	4.200%	7/15/46	3,839	3,827
Mondelez International Inc.	1.875%	10/15/32	1,933	1,738
Mondelez International Inc.	2.625%	9/4/50	3,355	2,828
PepsiCo Inc.	3.500%	3/19/40	674	707
PepsiCo Inc.	2.625%	10/21/41	1,505	1,397
PepsiCo Inc.	4.000%	3/5/42	1,223	1,344
PepsiCo Inc.	3.600%	8/13/42	2,125	2,235
PepsiCo Inc.	4.250%	10/22/44	789	896
PepsiCo Inc.	4.450%	4/14/46	1,971	2,335
PepsiCo Inc.	3.450%	10/6/46	3,410	3,516
PepsiCo Inc.	4.000%	5/2/47	1,035	1,162
PepsiCo Inc.	3.375%	7/29/49	1,515	1,532

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PepsiCo Inc.	2.875%	10/15/49	1,511	1,424
	PepsiCo Inc.	3.625%	3/19/50	2,176	2,326
	PepsiCo Inc.	2.750%	10/21/51	1,370	1,259
	PepsiCo Inc.	3.875%	3/19/60	1,570	1,753
	Philip Morris International Inc.	6.375%	5/16/38	3,276	4,242
	Philip Morris International Inc.	4.375%	11/15/41	1,974	2,048
	Philip Morris International Inc.	4.500%	3/20/42	1,650	1,745
	Philip Morris International Inc.	3.875%	8/21/42	1,397	1,368
	Philip Morris International Inc.	4.125%	3/4/43	3,232	3,246
	Philip Morris International Inc.	4.875%	11/15/43	1,844	2,035
	Philip Morris International Inc.	4.250%	11/10/44	1,095	1,129
	Procter & Gamble Co.	5.800%	8/15/34	289	379
	Procter & Gamble Co.	5.550%	3/5/37	375	499
	Procter & Gamble Co.	3.550%	3/25/40	1,885	2,018
	Procter & Gamble Co.	3.500%	10/25/47	1,505	1,620
	Procter & Gamble Co.	3.600%	3/25/50	1,376	1,515
	Reynolds American Inc.	5.700%	8/15/35	2,914	3,202
	Reynolds American Inc.	7.250%	6/15/37	805	997
	Reynolds American Inc.	6.150%	9/15/43	1,812	2,025
	Reynolds American Inc.	5.850%	8/15/45	4,693	5,064
	Sysco Corp.	5.375%	9/21/35	1,041	1,244
	Sysco Corp.	6.600%	4/1/40	2,712	3,627
	Sysco Corp.	4.850%	10/1/45	1,451	1,593
	Sysco Corp.	4.500%	4/1/46	1,881	1,999
	Sysco Corp.	4.450%	3/15/48	1,460	1,555
	Sysco Corp.	6.600%	4/1/50	1,999	2,772
	Sysco Corp.	3.150%	12/14/51	750	655
	Target Corp.	6.500%	10/15/37	1,322	1,857
	Target Corp.	7.000%	1/15/38	800	1,171
	Target Corp.	4.000%	7/1/42	2,035	2,255
	Target Corp.	3.625%	4/15/46	1,200	1,264
	Target Corp.	3.900%	11/15/47	1,885	2,074
	Target Corp.	2.950%	1/15/52	2,560	2,415
	Tyson Foods Inc.	4.875%	8/15/34	1,334	1,523
	Tyson Foods Inc.	5.150%	8/15/44	1,432	1,705
	Tyson Foods Inc.	4.550%	6/2/47	1,434	1,593
	Tyson Foods Inc.	5.100%	9/28/48	2,453	2,941
	Unilever Capital Corp.	5.900%	11/15/32	2,617	3,330
[1]	Unilever Capital Corp.	2.625%	8/12/51	485	421
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	2,293	2,506
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	2,611	2,618
	Walmart Inc.	5.250%	9/1/35	760	967
	Walmart Inc.	6.200%	4/15/38	1,387	1,923
	Walmart Inc.	3.950%	6/28/38	3,599	4,014
	Walmart Inc.	5.625%	4/1/40	1,231	1,636
	Walmart Inc.	5.000%	10/25/40	1,188	1,487
	Walmart Inc.	5.625%	4/15/41	2,638	3,540
	Walmart Inc.	2.500%	9/22/41	831	761
	Walmart Inc.	4.000%	4/11/43	1,533	1,712
	Walmart Inc.	3.625%	12/15/47	1,930	2,074
	Walmart Inc.	4.050%	6/29/48	4,109	4,700
	Walmart Inc.	2.950%	9/24/49	2,224	2,138
	Walmart Inc.	2.650%	9/22/51	3,069	2,808
					397,489

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Energy (8.8%)
	Baker Hughes Holdings LLC	5.125%	9/15/40	2,015	2,312
	Baker Hughes Holdings LLC	4.080%	12/15/47	3,201	3,241
	Boardwalk Pipelines LP	3.600%	9/1/32	1,000	990
	BP Capital Markets America Inc.	3.060%	6/17/41	2,384	2,141
	BP Capital Markets America Inc.	3.000%	2/24/50	5,215	4,454
	BP Capital Markets America Inc.	2.772%	11/10/50	4,950	4,033
	BP Capital Markets America Inc.	2.939%	6/4/51	4,050	3,409
	BP Capital Markets America Inc.	3.001%	3/17/52	2,862	2,435
	BP Capital Markets America Inc.	3.379%	2/8/61	4,892	4,312
	Burlington Resources LLC	5.950%	10/15/36	964	1,247
	Canadian Natural Resources Ltd.	6.450%	6/30/33	405	497
	Canadian Natural Resources Ltd.	5.850%	2/1/35	1,792	2,113
	Canadian Natural Resources Ltd.	6.500%	2/15/37	2,008	2,524
	Canadian Natural Resources Ltd.	6.250%	3/15/38	770	942
	Canadian Natural Resources Ltd.	6.750%	2/1/39	1,330	1,695
[1]	Canadian Natural Resources Ltd.	4.950%	6/1/47	840	948
	Cenovus Energy Inc.	5.250%	6/15/37	1,475	1,641
	Cenovus Energy Inc.	6.800%	9/15/37	1,128	1,426
	Cenovus Energy Inc.	6.750%	11/15/39	3,058	3,836
	Cenovus Energy Inc.	5.400%	6/15/47	2,055	2,323
	Cenovus Energy Inc.	3.750%	2/15/52	1,833	1,654
[2]	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	1,873	1,701
	Chevron Corp.	3.078%	5/11/50	1,028	990
	Chevron USA Inc.	5.250%	11/15/43	2,423	3,072
	Chevron USA Inc.	2.343%	8/12/50	1,245	1,036
	Columbia Pipeline Group Inc.	5.800%	6/1/45	1,422	1,713
	ConocoPhillips	5.900%	10/15/32	596	742
	ConocoPhillips	5.900%	5/15/38	2,118	2,741
	ConocoPhillips	6.500%	2/1/39	4,938	6,842
[2]	ConocoPhillips	4.875%	10/1/47	4,000	4,806
	ConocoPhillips Co.	4.300%	11/15/44	1,970	2,159
[3]	ConocoPhillips Co.	3.800%	3/15/52	2,500	2,538
	Continental Resources Inc.	4.900%	6/1/44	1,135	1,144
	Devon Energy Corp.	7.950%	4/15/32	1,732	2,353
	Devon Energy Corp.	5.600%	7/15/41	1,709	1,998
	Devon Energy Corp.	4.750%	5/15/42	2,100	2,252
	Devon Energy Corp.	5.000%	6/15/45	1,745	1,945
	Diamondback Energy Inc.	4.400%	3/24/51	1,930	2,000
[2]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	880	954
[2]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	630	681
[2]	Eastern Gas Transmission & Storage Inc.	3.900%	11/15/49	825	803
[1]	Enbridge Energy Partners LP	7.500%	4/15/38	1,152	1,603
	Enbridge Energy Partners LP	5.500%	9/15/40	883	1,036
	Enbridge Energy Partners LP	7.375%	10/15/45	353	501
	Enbridge Inc.	2.500%	8/1/33	435	401
	Enbridge Inc.	4.500%	6/10/44	905	959
	Enbridge Inc.	5.500%	12/1/46	2,117	2,601
	Enbridge Inc.	4.000%	11/15/49	2,139	2,151
	Enbridge Inc.	3.400%	8/1/51	2,305	2,103
	Energy Transfer LP	4.900%	3/15/35	1,833	1,928
	Energy Transfer LP	6.625%	10/15/36	1,550	1,826
[1]	Energy Transfer LP	5.800%	6/15/38	757	846
	Energy Transfer LP	7.500%	7/1/38	649	827
	Energy Transfer LP	6.050%	6/1/41	1,114	1,265

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	6.500%	2/1/42	2,732	3,230
	Energy Transfer LP	6.100%	2/15/42	1,646	1,855
	Energy Transfer LP	4.950%	1/15/43	868	856
	Energy Transfer LP	5.150%	2/1/43	1,775	1,802
	Energy Transfer LP	5.950%	10/1/43	2,428	2,677
	Energy Transfer LP	5.300%	4/1/44	874	905
	Energy Transfer LP	5.000%	5/15/44	100	100
	Energy Transfer LP	5.150%	3/15/45	2,821	2,894
	Energy Transfer LP	5.350%	5/15/45	1,465	1,539
	Energy Transfer LP	6.125%	12/15/45	2,390	2,712
	Energy Transfer LP	5.300%	4/15/47	2,737	2,869
	Energy Transfer LP	5.400%	10/1/47	2,978	3,166
	Energy Transfer LP	6.000%	6/15/48	1,869	2,114
	Energy Transfer LP	6.250%	4/15/49	1,409	1,645
	Energy Transfer LP	5.000%	5/15/50	4,255	4,433
[1]	Enterprise Products Operating LLC	6.875%	3/1/33	882	1,134
[1]	Enterprise Products Operating LLC	6.650%	10/15/34	1,522	1,920
	Enterprise Products Operating LLC	7.550%	4/15/38	2,018	2,760
	Enterprise Products Operating LLC	6.125%	10/15/39	1,896	2,346
	Enterprise Products Operating LLC	6.450%	9/1/40	550	705
	Enterprise Products Operating LLC	5.950%	2/1/41	1,055	1,288
	Enterprise Products Operating LLC	5.700%	2/15/42	710	842
	Enterprise Products Operating LLC	4.850%	8/15/42	2,061	2,241
	Enterprise Products Operating LLC	4.450%	2/15/43	2,361	2,426
	Enterprise Products Operating LLC	4.850%	3/15/44	2,685	2,925
	Enterprise Products Operating LLC	5.100%	2/15/45	2,704	3,023
	Enterprise Products Operating LLC	4.900%	5/15/46	1,827	2,001
	Enterprise Products Operating LLC	4.250%	2/15/48	2,530	2,565
	Enterprise Products Operating LLC	4.800%	2/1/49	2,976	3,250
	Enterprise Products Operating LLC	4.200%	1/31/50	2,988	3,001
	Enterprise Products Operating LLC	3.700%	1/31/51	1,802	1,684
	Enterprise Products Operating LLC	3.200%	2/15/52	1,126	973
	Enterprise Products Operating LLC	3.300%	2/15/53	2,784	2,437
	Enterprise Products Operating LLC	4.950%	10/15/54	1,371	1,527
	Enterprise Products Operating LLC	3.950%	1/31/60	1,525	1,432
	EOG Resources Inc.	3.900%	4/1/35	1,353	1,455
	EOG Resources Inc.	4.950%	4/15/50	1,230	1,494
	Exxon Mobil Corp.	2.995%	8/16/39	1,663	1,584
	Exxon Mobil Corp.	4.227%	3/19/40	4,095	4,507
	Exxon Mobil Corp.	3.567%	3/6/45	3,517	3,517
	Exxon Mobil Corp.	4.114%	3/1/46	6,278	6,842
	Exxon Mobil Corp.	3.095%	8/16/49	4,794	4,488
	Exxon Mobil Corp.	4.327%	3/19/50	3,972	4,497
	Exxon Mobil Corp.	3.452%	4/15/51	4,665	4,624
	Halliburton Co.	4.850%	11/15/35	2,415	2,690
	Halliburton Co.	6.700%	9/15/38	2,873	3,697
	Halliburton Co.	7.450%	9/15/39	924	1,274
	Halliburton Co.	4.500%	11/15/41	1,745	1,806
	Halliburton Co.	4.750%	8/1/43	2,554	2,721
	Halliburton Co.	5.000%	11/15/45	3,209	3,581
	Hess Corp.	7.125%	3/15/33	1,480	1,881
	Hess Corp.	6.000%	1/15/40	682	811
	Hess Corp.	5.600%	2/15/41	3,240	3,734
	Hess Corp.	5.800%	4/1/47	1,188	1,420
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	1,381	1,830

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	481	617
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	971	1,140
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,668	2,066
[1]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	937	1,196
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,543	1,870
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,871	2,289
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,869	2,499
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	790	892
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,090	1,147
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,332	1,363
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,193	1,265
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	3,050	3,424
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	2,272	2,534
	Kinder Morgan Inc.	5.300%	12/1/34	1,503	1,695
	Kinder Morgan Inc.	5.550%	6/1/45	2,751	3,153
	Kinder Morgan Inc.	5.050%	2/15/46	2,156	2,335
	Kinder Morgan Inc.	5.200%	3/1/48	1,236	1,376
	Kinder Morgan Inc.	3.250%	8/1/50	774	651
	Kinder Morgan Inc.	3.600%	2/15/51	1,850	1,659
	Magellan Midstream Partners LP	5.150%	10/15/43	595	656
	Magellan Midstream Partners LP	4.250%	9/15/46	430	426
	Magellan Midstream Partners LP	4.200%	10/3/47	2,092	2,056
	Magellan Midstream Partners LP	4.850%	2/1/49	555	595
	Magellan Midstream Partners LP	3.950%	3/1/50	2,812	2,662
	Marathon Oil Corp.	6.800%	3/15/32	479	589
	Marathon Oil Corp.	6.600%	10/1/37	2,732	3,440
	Marathon Oil Corp.	5.200%	6/1/45	1,018	1,126
	Marathon Petroleum Corp.	6.500%	3/1/41	922	1,173
	Marathon Petroleum Corp.	4.750%	9/15/44	2,131	2,253
	Marathon Petroleum Corp.	4.500%	4/1/48	1,335	1,380
	Marathon Petroleum Corp.	5.000%	9/15/54	1,060	1,140
	MPLX LP	4.500%	4/15/38	3,318	3,432
	MPLX LP	5.200%	3/1/47	1,287	1,418
	MPLX LP	5.200%	12/1/47	1,573	1,713
	MPLX LP	4.700%	4/15/48	1,221	1,265
	MPLX LP	5.500%	2/15/49	5,003	5,715
	MPLX LP	4.900%	4/15/58	1,719	1,772
	NOV Inc.	3.950%	12/1/42	1,885	1,701
	ONEOK Inc.	6.000%	6/15/35	1,085	1,248
	ONEOK Inc.	4.950%	7/13/47	1,485	1,558
	ONEOK Inc.	5.200%	7/15/48	1,928	2,100
	ONEOK Inc.	4.450%	9/1/49	1,750	1,723
	ONEOK Inc.	4.500%	3/15/50	855	845
	ONEOK Inc.	7.150%	1/15/51	1,040	1,380
	ONEOK Partners LP	6.650%	10/1/36	920	1,109
	ONEOK Partners LP	6.850%	10/15/37	1,920	2,374
	ONEOK Partners LP	6.125%	2/1/41	682	786
	ONEOK Partners LP	6.200%	9/15/43	1,050	1,213
	Ovintiv Inc.	6.500%	8/15/34	1,785	2,178
	Ovintiv Inc.	6.625%	8/15/37	1,400	1,710
	Ovintiv Inc.	6.500%	2/1/38	460	547
	Phillips 66	4.650%	11/15/34	1,468	1,638
	Phillips 66	5.875%	5/1/42	2,877	3,648
	Phillips 66	4.875%	11/15/44	3,990	4,543
	Phillips 66	3.300%	3/15/52	2,850	2,547

Long-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Phillips 66 Partners LP	4.680%	2/15/45	757	816
Phillips 66 Partners LP	4.900%	10/1/46	1,695	1,882
Plains All American Pipeline LP	6.650%	1/15/37	1,279	1,511
Plains All American Pipeline LP	5.150%	6/1/42	1,671	1,671
Plains All American Pipeline LP	4.300%	1/31/43	1,092	993
Plains All American Pipeline LP	4.700%	6/15/44	1,150	1,094
Plains All American Pipeline LP	4.900%	2/15/45	1,217	1,180
Shell International Finance BV	4.125%	5/11/35	5,066	5,556
Shell International Finance BV	6.375%	12/15/38	3,177	4,317
Shell International Finance BV	5.500%	3/25/40	3,114	3,925
Shell International Finance BV	2.875%	11/26/41	1,325	1,219
Shell International Finance BV	3.625%	8/21/42	3,350	3,379
Shell International Finance BV	4.550%	8/12/43	3,145	3,588
Shell International Finance BV	4.375%	5/11/45	7,536	8,329
Shell International Finance BV	4.000%	5/10/46	4,692	4,974
Shell International Finance BV	3.750%	9/12/46	429	440
Shell International Finance BV	3.125%	11/7/49	1,982	1,839
Shell International Finance BV	3.250%	4/6/50	3,805	3,653
Shell International Finance BV	3.000%	11/26/51	2,095	1,908
Spectra Energy Partners LP	5.950%	9/25/43	1,787	2,244
Spectra Energy Partners LP	4.500%	3/15/45	1,518	1,579
Suncor Energy Inc.	5.350%	7/15/33	428	485
Suncor Energy Inc.	5.950%	12/1/34	2,196	2,609
Suncor Energy Inc.	5.950%	5/15/35	1,421	1,714
Suncor Energy Inc.	6.800%	5/15/38	1,059	1,379
Suncor Energy Inc.	6.500%	6/15/38	1,699	2,148
Suncor Energy Inc.	6.850%	6/1/39	849	1,118
Suncor Energy Inc.	4.000%	11/15/47	2,425	2,444
Suncor Energy Inc.	3.750%	3/4/51	1,360	1,304
Texas Eastern Transmission LP	7.000%	7/15/32	397	514
TotalEnergies Capital International SA	2.986%	6/29/41	1,334	1,234
TotalEnergies Capital International SA	3.461%	7/12/49	1,030	1,001
TotalEnergies Capital International SA	3.127%	5/29/50	7,911	7,311
TotalEnergies Capital International SA	3.386%	6/29/60	665	619
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,815	1,986
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,411	1,656
TransCanada PipeLines Ltd.	5.850%	3/15/36	2,195	2,662
TransCanada PipeLines Ltd.	6.200%	10/15/37	2,525	3,190
TransCanada PipeLines Ltd.	4.750%	5/15/38	880	963
TransCanada PipeLines Ltd.	7.250%	8/15/38	1,791	2,473
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,305	1,863
TransCanada PipeLines Ltd.	6.100%	6/1/40	1,596	2,018
TransCanada PipeLines Ltd.	5.000%	10/16/43	2,098	2,376
TransCanada PipeLines Ltd.	4.875%	5/15/48	3,105	3,516
TransCanada PipeLines Ltd.	5.100%	3/15/49	890	1,046
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,355	1,580
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	900	953
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	2,194	2,390
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	1,943	1,935
Valero Energy Corp.	7.500%	4/15/32	1,598	2,083
Valero Energy Corp.	6.625%	6/15/37	2,952	3,750
Valero Energy Corp.	4.900%	3/15/45	680	735
Valero Energy Corp.	3.650%	12/1/51	2,050	1,843
Valero Energy Corp.	4.000%	6/1/52	1,400	1,336
Williams Cos. Inc.	8.750%	3/15/32	836	1,176

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Williams Cos. Inc.	6.300%	4/15/40	1,348	1,665
	Williams Cos. Inc.	5.800%	11/15/43	628	743
	Williams Cos. Inc.	5.400%	3/4/44	566	636
	Williams Cos. Inc.	5.750%	6/24/44	1,272	1,499
	Williams Cos. Inc.	4.900%	1/15/45	2,376	2,559
	Williams Cos. Inc.	5.100%	9/15/45	1,107	1,225
	Williams Cos. Inc.	4.850%	3/1/48	2,112	2,296
	Williams Cos. Inc.	3.500%	10/15/51	1,491	1,330
					472,710
Financials (14.8%)
	AerCap Ireland Capital DAC	3.400%	10/29/33	5,101	4,813
	AerCap Ireland Capital DAC	3.850%	10/29/41	2,575	2,368
	Aflac Inc.	4.000%	10/15/46	1,403	1,488
	Aflac Inc.	4.750%	1/15/49	1,739	2,081
	Alleghany Corp.	4.900%	9/15/44	682	754
	Alleghany Corp.	3.250%	8/15/51	810	694
	Allstate Corp.	5.350%	6/1/33	879	1,059
	Allstate Corp.	5.550%	5/9/35	711	871
	Allstate Corp.	4.500%	6/15/43	1,193	1,347
	Allstate Corp.	4.200%	12/15/46	1,490	1,636
	Allstate Corp.	3.850%	8/10/49	2,860	3,001
[1]	Allstate Corp.	6.500%	5/15/57	670	837
	American Express Co.	4.050%	12/3/42	3,127	3,434
	American Financial Group Inc.	4.500%	6/15/47	433	465
	American International Group Inc.	3.875%	1/15/35	1,147	1,200
	American International Group Inc.	4.700%	7/10/35	2,905	3,279
	American International Group Inc.	6.250%	5/1/36	1,615	2,101
	American International Group Inc.	4.500%	7/16/44	3,767	4,177
	American International Group Inc.	4.800%	7/10/45	478	551
	American International Group Inc.	4.750%	4/1/48	610	707
	American International Group Inc.	4.375%	6/30/50	1,805	2,008
	American International Group Inc.	4.375%	1/15/55	4,090	4,452
	Aon Corp.	6.250%	9/30/40	844	1,119
	Aon Corp.	2.900%	8/23/51	1,500	1,288
	Aon Corp.	3.900%	2/28/52	750	754
	Aon plc	4.600%	6/14/44	453	498
	Aon plc	4.750%	5/15/45	2,000	2,224
	Arch Capital Finance LLC	5.031%	12/15/46	693	807
	Arch Capital Group Ltd.	7.350%	5/1/34	767	1,051
	Arch Capital Group Ltd.	3.635%	6/30/50	2,208	2,115
	Arch Capital Group US Inc.	5.144%	11/1/43	1,160	1,376
	Arthur J Gallagher & Co.	3.500%	5/20/51	1,895	1,774
	Arthur J Gallagher & Co.	3.050%	3/9/52	530	451
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	755	687
	Athene Holding Ltd.	3.950%	5/25/51	2,087	1,995
	Athene Holding Ltd.	3.450%	5/15/52	1,400	1,224
	Bank of America Corp.	6.110%	1/29/37	4,452	5,601
[1]	Bank of America Corp.	4.244%	4/24/38	2,906	3,172
	Bank of America Corp.	7.750%	5/14/38	3,238	4,699
[1]	Bank of America Corp.	4.078%	4/23/40	3,997	4,233
[1]	Bank of America Corp.	2.676%	6/19/41	8,547	7,507
[1]	Bank of America Corp.	5.875%	2/7/42	2,709	3,516
	Bank of America Corp.	3.311%	4/22/42	7,445	7,143
[1]	Bank of America Corp.	5.000%	1/21/44	6,589	7,754
[1]	Bank of America Corp.	4.875%	4/1/44	902	1,048

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Bank of America Corp.	4.750%	4/21/45	1,021	1,150
[1]	Bank of America Corp.	4.443%	1/20/48	6,735	7,541
[1]	Bank of America Corp.	3.946%	1/23/49	3,394	3,546
[1]	Bank of America Corp.	4.330%	3/15/50	5,305	5,887
[1]	Bank of America Corp.	4.083%	3/20/51	13,172	14,161
[1]	Bank of America Corp.	2.831%	10/24/51	1,590	1,386
[1]	Bank of America Corp.	3.483%	3/13/52	2,200	2,144
	Bank of America Corp.	2.972%	7/21/52	4,033	3,590
[1]	Bank of America NA	6.000%	10/15/36	2,744	3,493
	Barclays plc	3.811%	3/10/42	1,260	1,177
	Barclays plc	3.330%	11/24/42	1,495	1,365
	Barclays plc	5.250%	8/17/45	2,456	2,881
	Barclays plc	4.950%	1/10/47	4,097	4,628
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,339	1,752
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	3,349	3,738
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	2,625	2,909
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	5,459	6,028
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	3,239	3,606
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	2,667	2,343
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	1,185	984
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,330	1,523
	Brighthouse Financial Inc.	4.700%	6/22/47	1,798	1,797
	Brighthouse Financial Inc.	3.850%	12/22/51	1,200	1,048
	Brookfield Finance Inc.	4.700%	9/20/47	1,714	1,876
	Brookfield Finance Inc.	3.500%	3/30/51	1,625	1,486
	Brookfield Finance Inc.	3.625%	2/15/52	1,025	950
	Brookfield Finance LLC	3.450%	4/15/50	1,125	1,017
	Chubb Corp.	6.000%	5/11/37	1,966	2,600
[1]	Chubb Corp.	6.500%	5/15/38	850	1,175
	Chubb INA Holdings Inc.	6.700%	5/15/36	1,958	2,719
	Chubb INA Holdings Inc.	4.150%	3/13/43	2,472	2,709
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,459	1,652
	Chubb INA Holdings Inc.	2.850%	12/15/51	1,300	1,160
	Chubb INA Holdings Inc.	3.050%	12/15/61	1,625	1,453
	CI Financial Corp.	4.100%	6/15/51	2,045	1,946
	Cincinnati Financial Corp.	6.125%	11/1/34	774	998
	Citigroup Inc.	6.625%	6/15/32	3,460	4,338
	Citigroup Inc.	5.875%	2/22/33	1,105	1,318
	Citigroup Inc.	6.000%	10/31/33	2,253	2,740
	Citigroup Inc.	6.125%	8/25/36	1,700	2,147
[1]	Citigroup Inc.	3.878%	1/24/39	1,182	1,235
	Citigroup Inc.	8.125%	7/15/39	3,061	4,794
[1]	Citigroup Inc.	5.316%	3/26/41	1,567	1,898
	Citigroup Inc.	5.875%	1/30/42	4,112	5,294
	Citigroup Inc.	2.904%	11/3/42	1,885	1,700
	Citigroup Inc.	6.675%	9/13/43	1,079	1,492
	Citigroup Inc.	5.300%	5/6/44	1,265	1,489
	Citigroup Inc.	4.650%	7/30/45	3,753	4,253
	Citigroup Inc.	4.750%	5/18/46	4,640	5,169
[1]	Citigroup Inc.	4.281%	4/24/48	2,573	2,834
	Citigroup Inc.	4.650%	7/23/48	3,813	4,452
	Citizens Financial Group Inc.	2.638%	9/30/32	683	636
	CME Group Inc.	5.300%	9/15/43	1,401	1,790
	CME Group Inc.	4.150%	6/15/48	1,947	2,229
[1]	Cooperatieve Rabobank UA	5.250%	5/24/41	4,289	5,540

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cooperatieve Rabobank UA	5.750%	12/1/43	2,410	3,059
	Cooperatieve Rabobank UA	5.250%	8/4/45	2,844	3,402
	Credit Suisse Group AG	4.875%	5/15/45	4,469	4,918
	Credit Suisse USA Inc.	7.125%	7/15/32	419	556
	Equitable Holdings Inc.	5.000%	4/20/48	3,512	3,923
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,268	1,464
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,763	1,655
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	2,020	1,766
	Fidelity National Financial Inc.	3.200%	9/17/51	915	774
	Fifth Third Bancorp	8.250%	3/1/38	2,111	3,204
[1]	First Republic Bank	4.375%	8/1/46	1,425	1,606
	Franklin Resources Inc.	2.950%	8/12/51	710	614
	GATX Corp.	5.200%	3/15/44	797	920
	GATX Corp.	3.100%	6/1/51	880	762
	GE Capital Funding LLC	4.550%	5/15/32	1,370	1,527
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	16,143	18,191
	Global Payments Inc.	4.150%	8/15/49	2,425	2,392
	Goldman Sachs Capital I	6.345%	2/15/34	1,311	1,639
	Goldman Sachs Group Inc.	6.125%	2/15/33	2,833	3,512
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,715	2,186
	Goldman Sachs Group Inc.	6.750%	10/1/37	13,306	17,479
[1]	Goldman Sachs Group Inc.	4.017%	10/31/38	8,218	8,661
[1]	Goldman Sachs Group Inc.	4.411%	4/23/39	3,473	3,758
	Goldman Sachs Group Inc.	6.250%	2/1/41	3,679	4,832
	Goldman Sachs Group Inc.	3.210%	4/22/42	5,772	5,377
	Goldman Sachs Group Inc.	2.908%	7/21/42	505	451
	Goldman Sachs Group Inc.	3.436%	2/24/43	5,060	4,864
[1]	Goldman Sachs Group Inc.	4.800%	7/8/44	5,888	6,753
	Goldman Sachs Group Inc.	5.150%	5/22/45	4,446	5,218
	Goldman Sachs Group Inc.	4.750%	10/21/45	1,696	1,935
	Hartford Financial Services Group Inc.	5.950%	10/15/36	619	781
	Hartford Financial Services Group Inc.	6.100%	10/1/41	971	1,282
	Hartford Financial Services Group Inc.	4.300%	4/15/43	1,198	1,261
	Hartford Financial Services Group Inc.	4.400%	3/15/48	773	860
	Hartford Financial Services Group Inc.	3.600%	8/19/49	1,493	1,456
	Hartford Financial Services Group Inc.	2.900%	9/15/51	1,330	1,125
[1]	HSBC Bank USA NA	5.875%	11/1/34	665	798
[1]	HSBC Bank USA NA	5.625%	8/15/35	865	1,022
[1]	HSBC Bank USA NA	7.000%	1/15/39	1,651	2,363
[1]	HSBC Holdings plc	7.625%	5/17/32	796	1,039
	HSBC Holdings plc	6.500%	5/2/36	4,989	6,283
	HSBC Holdings plc	6.500%	9/15/37	5,965	7,611
	HSBC Holdings plc	6.800%	6/1/38	3,311	4,329
	HSBC Holdings plc	6.100%	1/14/42	1,481	1,955
	HSBC Holdings plc	5.250%	3/14/44	2,968	3,410
	Intercontinental Exchange Inc.	1.850%	9/15/32	2,190	1,958
	Intercontinental Exchange Inc.	2.650%	9/15/40	2,800	2,485
	Intercontinental Exchange Inc.	4.250%	9/21/48	4,001	4,426
	Intercontinental Exchange Inc.	3.000%	6/15/50	2,841	2,533
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,000	857
	Invesco Finance plc	5.375%	11/30/43	783	934
[2]	Jackson Financial Inc.	4.000%	11/23/51	300	271
	Jefferies Group LLC	2.750%	10/15/32	1,545	1,428
	Jefferies Group LLC	6.250%	1/15/36	1,089	1,340
	Jefferies Group LLC	6.500%	1/20/43	534	673

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	1.953%	2/4/32	85	78
	JPMorgan Chase & Co.	6.400%	5/15/38	5,567	7,468
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	5,074	5,376
	JPMorgan Chase & Co.	5.500%	10/15/40	4,230	5,258
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	3,373	3,192
	JPMorgan Chase & Co.	5.600%	7/15/41	2,852	3,594
	JPMorgan Chase & Co.	2.525%	11/19/41	1,195	1,033
	JPMorgan Chase & Co.	5.400%	1/6/42	2,967	3,678
	JPMorgan Chase & Co.	3.157%	4/22/42	3,448	3,262
	JPMorgan Chase & Co.	5.625%	8/16/43	3,214	4,047
	JPMorgan Chase & Co.	4.850%	2/1/44	3,676	4,360
	JPMorgan Chase & Co.	4.950%	6/1/45	1,651	1,937
[1]	JPMorgan Chase & Co.	4.260%	2/22/48	5,526	6,050
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	4,151	4,423
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	7,803	8,276
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	4,468	4,655
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	5,585	5,174
	JPMorgan Chase & Co.	3.328%	4/22/52	7,395	7,124
	Legg Mason Inc.	5.625%	1/15/44	1,208	1,506
	Lincoln National Corp.	6.300%	10/9/37	1,289	1,686
	Lincoln National Corp.	7.000%	6/15/40	1,348	1,880
	Lincoln National Corp.	4.350%	3/1/48	906	986
	Lloyds Banking Group plc	5.300%	12/1/45	860	992
	Lloyds Banking Group plc	4.344%	1/9/48	4,457	4,554
	Loews Corp.	4.125%	5/15/43	2,031	2,145
	Manulife Financial Corp.	5.375%	3/4/46	475	605
	Markel Corp.	5.000%	4/5/46	610	711
	Markel Corp.	4.300%	11/1/47	865	925
	Markel Corp.	5.000%	5/20/49	1,258	1,465
	Markel Corp.	4.150%	9/17/50	1,662	1,739
	Markel Corp.	3.450%	5/7/52	990	923
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,548	1,925
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	1,946	2,245
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	1,918	2,137
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	160	172
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	1,749	2,096
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	945	831
	Mastercard Inc.	3.800%	11/21/46	1,904	2,038
	Mastercard Inc.	3.950%	2/26/48	2,475	2,708
	Mastercard Inc.	3.650%	6/1/49	744	786
	Mastercard Inc.	3.850%	3/26/50	3,481	3,780
	Mastercard Inc.	2.950%	3/15/51	2,215	2,103
	MetLife Inc.	6.500%	12/15/32	1,479	1,941
	MetLife Inc.	6.375%	6/15/34	930	1,220
	MetLife Inc.	5.700%	6/15/35	2,616	3,283
[1]	MetLife Inc.	6.400%	12/15/36	813	919
[1]	MetLife Inc.	10.750%	8/1/39	526	818
	MetLife Inc.	5.875%	2/6/41	3,446	4,488
	MetLife Inc.	4.125%	8/13/42	1,998	2,144
	MetLife Inc.	4.875%	11/13/43	2,093	2,496
	MetLife Inc.	4.721%	12/15/44	1,517	1,764
	MetLife Inc.	4.050%	3/1/45	2,311	2,514
	MetLife Inc.	4.600%	5/13/46	920	1,084
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	1,273	1,414
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	1,444	1,584

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	3,445	3,599
	Morgan Stanley	7.250%	4/1/32	1,645	2,204
[1]	Morgan Stanley	3.971%	7/22/38	5,884	6,190
[1]	Morgan Stanley	4.457%	4/22/39	2,648	2,904
	Morgan Stanley	3.217%	4/22/42	6,953	6,632
	Morgan Stanley	6.375%	7/24/42	2,459	3,354
	Morgan Stanley	4.300%	1/27/45	4,319	4,700
	Morgan Stanley	4.375%	1/22/47	7,031	7,810
[1]	Morgan Stanley	5.597%	3/24/51	2,943	3,927
[1]	Morgan Stanley	2.802%	1/25/52	3,919	3,423
	Nasdaq Inc.	2.500%	12/21/40	1,083	911
	Nasdaq Inc.	3.250%	4/28/50	1,345	1,219
[1]	Nationwide Financial Services Inc.	6.750%	5/15/37	826	943
	Old Republic International Corp.	3.850%	6/11/51	1,425	1,344
	PayPal Holdings Inc.	3.250%	6/1/50	1,425	1,335
	Principal Financial Group Inc.	6.050%	10/15/36	365	482
	Principal Financial Group Inc.	4.625%	9/15/42	947	1,082
	Principal Financial Group Inc.	4.350%	5/15/43	979	1,080
	Principal Financial Group Inc.	4.300%	11/15/46	1,025	1,143
	Progressive Corp.	6.625%	3/1/29	1	1
	Progressive Corp.	6.250%	12/1/32	1,149	1,492
	Progressive Corp.	4.350%	4/25/44	1,990	2,232
	Progressive Corp.	3.700%	1/26/45	1,560	1,599
	Progressive Corp.	4.125%	4/15/47	1,499	1,638
	Progressive Corp.	4.200%	3/15/48	1,483	1,633
	Progressive Corp.	3.950%	3/26/50	1,350	1,444
[1]	Prudential Financial Inc.	5.700%	12/14/36	725	921
[1]	Prudential Financial Inc.	6.625%	12/1/37	866	1,175
[1]	Prudential Financial Inc.	3.000%	3/10/40	625	587
[1]	Prudential Financial Inc.	6.625%	6/21/40	860	1,174
[1]	Prudential Financial Inc.	6.200%	11/15/40	545	708
[1]	Prudential Financial Inc.	5.100%	8/15/43	516	576
[1]	Prudential Financial Inc.	4.600%	5/15/44	1,783	2,028
	Prudential Financial Inc.	3.905%	12/7/47	2,850	2,971
[1]	Prudential Financial Inc.	4.418%	3/27/48	2,662	2,983
	Prudential Financial Inc.	3.935%	12/7/49	2,791	2,932
[1]	Prudential Financial Inc.	4.350%	2/25/50	1,630	1,837
[1]	Prudential Financial Inc.	3.700%	3/13/51	990	1,002
	Raymond James Financial Inc.	4.950%	7/15/46	2,027	2,332
	Raymond James Financial Inc.	3.750%	4/1/51	1,023	1,018
[1]	Regions Bank	6.450%	6/26/37	1,110	1,453
	Regions Financial Corp.	7.375%	12/10/37	600	839
	Selective Insurance Group Inc.	5.375%	3/1/49	685	784
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	1,265	1,070
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	1,470	1,324
	Transatlantic Holdings Inc.	8.000%	11/30/39	828	1,228
	Travelers Cos. Inc.	6.750%	6/20/36	1,440	1,991
[1]	Travelers Cos. Inc.	6.250%	6/15/37	590	791
	Travelers Cos. Inc.	5.350%	11/1/40	1,392	1,751
	Travelers Cos. Inc.	4.300%	8/25/45	2,118	2,388
	Travelers Cos. Inc.	3.750%	5/15/46	484	502
	Travelers Cos. Inc.	4.000%	5/30/47	1,066	1,147
	Travelers Cos. Inc.	4.050%	3/7/48	1,716	1,865
	Travelers Cos. Inc.	4.100%	3/4/49	830	914
	Travelers Cos. Inc.	2.550%	4/27/50	960	821

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Travelers Cos. Inc.	3.050%	6/8/51	2,390	2,228
	Travelers Property Casualty Corp.	6.375%	3/15/33	318	417
	Unum Group	5.750%	8/15/42	1,034	1,152
	Unum Group	4.500%	12/15/49	1,603	1,547
	Unum Group	4.125%	6/15/51	841	763
	Visa Inc.	4.150%	12/14/35	4,227	4,741
	Visa Inc.	2.700%	4/15/40	1,310	1,232
	Visa Inc.	4.300%	12/14/45	7,394	8,562
	Visa Inc.	3.650%	9/15/47	1,720	1,823
	Visa Inc.	2.000%	8/15/50	3,009	2,397
	Voya Financial Inc.	5.700%	7/15/43	592	745
	Voya Financial Inc.	4.800%	6/15/46	987	1,143
	W R Berkley Corp.	4.750%	8/1/44	1,511	1,716
	W R Berkley Corp.	4.000%	5/12/50	540	550
	W R Berkley Corp.	3.150%	9/30/61	1,325	1,100
	Wachovia Corp.	7.500%	4/15/35	515	694
	Wachovia Corp.	5.500%	8/1/35	1,468	1,736
[1]	Wells Fargo & Co.	3.068%	4/30/41	9,811	9,152
	Wells Fargo & Co.	5.375%	11/2/43	4,939	5,902
	Wells Fargo & Co.	5.606%	1/15/44	6,880	8,432
[1]	Wells Fargo & Co.	4.650%	11/4/44	5,109	5,596
	Wells Fargo & Co.	3.900%	5/1/45	3,960	4,108
[1]	Wells Fargo & Co.	4.900%	11/17/45	5,769	6,543
[1]	Wells Fargo & Co.	4.400%	6/14/46	3,392	3,636
[1]	Wells Fargo & Co.	4.750%	12/7/46	2,603	2,928
[1]	Wells Fargo & Co.	5.013%	4/4/51	9,083	11,199
	Wells Fargo Bank NA	5.950%	8/26/36	1,402	1,768
[1]	Wells Fargo Bank NA	5.850%	2/1/37	1,403	1,737
[1]	Wells Fargo Bank NA	6.600%	1/15/38	3,793	5,140
	Western Union Co.	6.200%	11/17/36	1,487	1,681
	Westpac Banking Corp.	4.421%	7/24/39	2,826	3,053
	Westpac Banking Corp.	2.963%	11/16/40	1,433	1,261
	Westpac Banking Corp.	3.133%	11/18/41	2,750	2,473
	Willis North America Inc.	5.050%	9/15/48	1,354	1,549
	Willis North America Inc.	3.875%	9/15/49	1,762	1,724
	XLIT Ltd.	5.250%	12/15/43	512	656
	XLIT Ltd.	5.500%	3/31/45	1,035	1,286
					794,398
Health Care (14.5%)
	Abbott Laboratories	4.750%	11/30/36	3,670	4,372
	Abbott Laboratories	6.150%	11/30/37	1,362	1,861
	Abbott Laboratories	6.000%	4/1/39	1,090	1,455
	Abbott Laboratories	5.300%	5/27/40	1,828	2,288
	Abbott Laboratories	4.750%	4/15/43	1,308	1,551
	Abbott Laboratories	4.900%	11/30/46	6,178	7,633
	AbbVie Inc.	4.550%	3/15/35	2,601	2,886
	AbbVie Inc.	4.500%	5/14/35	5,090	5,647
	AbbVie Inc.	4.300%	5/14/36	4,814	5,244
	AbbVie Inc.	4.050%	11/21/39	7,156	7,513
	AbbVie Inc.	4.625%	10/1/42	2,925	3,204
	AbbVie Inc.	4.400%	11/6/42	4,281	4,625
	AbbVie Inc.	4.850%	6/15/44	1,760	1,990
	AbbVie Inc.	4.750%	3/15/45	2,322	2,582
	AbbVie Inc.	4.700%	5/14/45	4,645	5,162
	AbbVie Inc.	4.450%	5/14/46	5,822	6,284

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	4.875%	11/14/48	4,230	4,868
	AbbVie Inc.	4.250%	11/21/49	11,279	11,987
	Adventist Health System	3.630%	3/1/49	955	988
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	544	619
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	740	735
[1]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	1,963	1,853
	Aetna Inc.	6.625%	6/15/36	899	1,197
	Aetna Inc.	6.750%	12/15/37	522	707
	Aetna Inc.	4.500%	5/15/42	625	671
	Aetna Inc.	4.125%	11/15/42	2,407	2,468
	Aetna Inc.	4.750%	3/15/44	1,763	1,965
	Aetna Inc.	3.875%	8/15/47	646	651
	AHS Hospital Corp.	5.024%	7/1/45	948	1,169
[1]	AHS Hospital Corp.	2.780%	7/1/51	1,230	1,058
[1]	Allina Health System	3.887%	4/15/49	617	657
[1]	Allina Health System	2.902%	11/15/51	400	358
	AmerisourceBergen Corp.	4.250%	3/1/45	1,675	1,734
	AmerisourceBergen Corp.	4.300%	12/15/47	1,021	1,072
	Amgen Inc.	6.400%	2/1/39	985	1,332
	Amgen Inc.	3.150%	2/21/40	3,895	3,625
	Amgen Inc.	5.750%	3/15/40	344	428
	Amgen Inc.	2.800%	8/15/41	3,048	2,676
	Amgen Inc.	4.950%	10/1/41	2,281	2,620
	Amgen Inc.	5.150%	11/15/41	712	827
	Amgen Inc.	5.650%	6/15/42	870	1,082
	Amgen Inc.	4.400%	5/1/45	4,545	4,857
	Amgen Inc.	4.563%	6/15/48	3,351	3,675
	Amgen Inc.	3.375%	2/21/50	4,968	4,557
	Amgen Inc.	4.663%	6/15/51	7,642	8,573
	Amgen Inc.	3.000%	1/15/52	2,640	2,263
	Amgen Inc.	4.200%	2/22/52	2,000	2,097
	Amgen Inc.	2.770%	9/1/53	2,737	2,224
	Amgen Inc.	4.400%	2/22/62	3,200	3,371
	Anthem Inc.	5.950%	12/15/34	686	860
	Anthem Inc.	5.850%	1/15/36	1,115	1,400
	Anthem Inc.	4.625%	5/15/42	1,622	1,820
	Anthem Inc.	4.650%	1/15/43	3,061	3,439
	Anthem Inc.	5.100%	1/15/44	2,063	2,453
	Anthem Inc.	4.650%	8/15/44	2,701	3,037
	Anthem Inc.	4.375%	12/1/47	735	808
	Anthem Inc.	4.550%	3/1/48	1,900	2,143
	Anthem Inc.	3.700%	9/15/49	2,182	2,171
	Anthem Inc.	3.125%	5/15/50	2,111	1,920
	Anthem Inc.	3.600%	3/15/51	2,920	2,874
[1]	Ascension Health	3.106%	11/15/39	685	678
	Ascension Health	3.945%	11/15/46	782	867
[1]	Ascension Health	4.847%	11/15/53	1,045	1,347
	AstraZeneca plc	6.450%	9/15/37	5,980	8,200
	AstraZeneca plc	4.000%	9/18/42	2,125	2,307
	AstraZeneca plc	4.375%	11/16/45	2,113	2,419
	AstraZeneca plc	4.375%	8/17/48	1,634	1,889
	AstraZeneca plc	2.125%	8/6/50	1,760	1,389
	AstraZeneca plc	3.000%	5/28/51	1,665	1,562
	Banner Health	2.907%	1/1/42	750	699
[1]	Banner Health	3.181%	1/1/50	140	135

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banner Health	2.913%	1/1/51	1,340	1,229
[1]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	675	591
[1]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,046	1,039
	Baxalta Inc.	5.250%	6/23/45	1,465	1,746
	Baxter International Inc.	3.500%	8/15/46	1,038	1,003
[2]	Baxter International Inc.	3.132%	12/1/51	2,025	1,823
[1]	BayCare Health System Inc.	3.831%	11/15/50	1,363	1,490
	Baylor Scott & White Holdings	4.185%	11/15/45	1,441	1,597
	Baylor Scott & White Holdings	3.967%	11/15/46	848	925
[1]	Baylor Scott & White Holdings	2.839%	11/15/50	1,442	1,303
	Becton Dickinson & Co.	4.685%	12/15/44	404	451
	Becton Dickinson & Co.	4.669%	6/6/47	4,745	5,322
	Becton Dickinson & Co.	3.794%	5/20/50	1,710	1,709
[1]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	1,120	1,000
[1]	BHSH System Obligated Group	3.487%	7/15/49	860	859
	Biogen Inc.	3.150%	5/1/50	4,799	3,968
[2]	Biogen Inc.	3.250%	2/15/51	2,035	1,712
[1]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	860	799
	Boston Scientific Corp.	6.750%	11/15/35	425	564
	Boston Scientific Corp.	4.550%	3/1/39	2,130	2,357
	Boston Scientific Corp.	4.700%	3/1/49	2,735	3,117
[3]	Bristol-Myers Squibb Co.	2.950%	3/15/32	4,000	4,058
	Bristol-Myers Squibb Co.	4.125%	6/15/39	3,491	3,828
	Bristol-Myers Squibb Co.	2.350%	11/13/40	415	359
[3]	Bristol-Myers Squibb Co.	3.550%	3/15/42	2,978	3,039
	Bristol-Myers Squibb Co.	3.250%	8/1/42	1,540	1,496
	Bristol-Myers Squibb Co.	4.500%	3/1/44	1,995	2,311
	Bristol-Myers Squibb Co.	4.625%	5/15/44	1,121	1,321
	Bristol-Myers Squibb Co.	5.000%	8/15/45	4,332	5,360
	Bristol-Myers Squibb Co.	4.350%	11/15/47	3,320	3,766
	Bristol-Myers Squibb Co.	4.550%	2/20/48	3,788	4,406
	Bristol-Myers Squibb Co.	4.250%	10/26/49	8,422	9,462
	Bristol-Myers Squibb Co.	2.550%	11/13/50	455	386
[3]	Bristol-Myers Squibb Co.	3.700%	3/15/52	4,250	4,382
[3]	Bristol-Myers Squibb Co.	3.900%	3/15/62	2,500	2,596
	Cardinal Health Inc.	4.600%	3/15/43	470	492
	Cardinal Health Inc.	4.500%	11/15/44	769	792
	Cardinal Health Inc.	4.900%	9/15/45	1,865	2,021
	Cardinal Health Inc.	4.368%	6/15/47	696	715
[1]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	1,090	1,017
	Children's Health System of Texas	2.511%	8/15/50	1,305	1,097
[1]	Children's Hospital	2.928%	7/15/50	840	736
[1]	Children's Hospital Corp.	4.115%	1/1/47	825	936
[1]	Children's Hospital Corp.	2.585%	2/1/50	1,265	1,083
	Children's Hospital Medical Center	4.268%	5/15/44	790	883
[1]	Children's Hospital of Philadelphia	2.704%	7/1/50	1,300	1,148
	Cigna Corp.	4.800%	8/15/38	3,874	4,322
	Cigna Corp.	3.200%	3/15/40	608	562
[1]	Cigna Corp.	6.125%	11/15/41	1,738	2,248
[1]	Cigna Corp.	4.800%	7/15/46	2,855	3,183
[1]	Cigna Corp.	3.875%	10/15/47	3,258	3,194
	Cigna Corp.	4.900%	12/15/48	5,733	6,511
	Cigna Corp.	3.400%	3/15/50	3,015	2,758
	Cigna Corp.	3.400%	3/15/51	1,202	1,096
[1]	City of Hope	5.623%	11/15/43	567	732

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	City of Hope	4.378%	8/15/48	1,220	1,404
[1]	CommonSpirit Health	4.350%	11/1/42	2,107	2,202
	CommonSpirit Health	3.817%	10/1/49	1,665	1,699
	CommonSpirit Health	4.187%	10/1/49	1,540	1,623
	CommonSpirit Health	3.910%	10/1/50	910	918
[1]	Community Health Network Inc.	3.099%	5/1/50	1,100	995
[1]	Cottage Health Obligated Group	3.304%	11/1/49	1,304	1,253
	CVS Health Corp.	4.875%	7/20/35	3,567	4,100
	CVS Health Corp.	4.780%	3/25/38	9,301	10,414
	CVS Health Corp.	6.125%	9/15/39	1,171	1,500
	CVS Health Corp.	4.125%	4/1/40	2,931	3,044
	CVS Health Corp.	2.700%	8/21/40	1,111	969
	CVS Health Corp.	5.300%	12/5/43	2,840	3,380
	CVS Health Corp.	5.125%	7/20/45	4,555	5,279
	CVS Health Corp.	5.050%	3/25/48	18,307	21,382
	CVS Health Corp.	4.250%	4/1/50	1,555	1,668
	Danaher Corp.	4.375%	9/15/45	1,280	1,434
	Danaher Corp.	2.600%	10/1/50	2,385	2,032
	Danaher Corp.	2.800%	12/10/51	2,100	1,858
[1]	Dartmouth-Hitchcock Health	4.178%	8/1/48	848	911
	DH Europe Finance II Sarl	3.250%	11/15/39	2,497	2,446
	DH Europe Finance II Sarl	3.400%	11/15/49	1,235	1,208
	Dignity Health	4.500%	11/1/42	960	1,053
	Dignity Health	5.267%	11/1/64	649	808
[1]	Duke University Health System Inc.	3.920%	6/1/47	1,533	1,681
	Eli Lilly & Co.	3.950%	5/15/47	400	449
	Eli Lilly & Co.	3.950%	3/15/49	2,663	2,982
	Eli Lilly & Co.	2.250%	5/15/50	3,075	2,553
	Eli Lilly & Co.	2.500%	9/15/60	4,195	3,466
[1]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	760	782
	Gilead Sciences Inc.	4.600%	9/1/35	3,790	4,287
	Gilead Sciences Inc.	4.000%	9/1/36	777	829
	Gilead Sciences Inc.	2.600%	10/1/40	245	211
	Gilead Sciences Inc.	5.650%	12/1/41	3,018	3,771
	Gilead Sciences Inc.	4.800%	4/1/44	5,556	6,306
	Gilead Sciences Inc.	4.500%	2/1/45	5,026	5,498
	Gilead Sciences Inc.	4.750%	3/1/46	4,298	4,878
	Gilead Sciences Inc.	4.150%	3/1/47	2,417	2,536
	Gilead Sciences Inc.	2.800%	10/1/50	560	474
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	257	322
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	6,773	9,359
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,059	1,189
[1]	Hackensack Meridian Health Inc.	2.675%	9/1/41	672	603
	Hackensack Meridian Health Inc.	4.211%	7/1/48	890	1,010
[1]	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,085	996
	Hackensack Meridian Health Inc.	4.500%	7/1/57	998	1,209
[1]	Hartford HealthCare Corp.	3.447%	7/1/54	956	927
	HCA Inc.	5.125%	6/15/39	3,100	3,459
	HCA Inc.	5.500%	6/15/47	2,404	2,814
	HCA Inc.	5.250%	6/15/49	4,065	4,626
	HCA Inc.	3.500%	7/15/51	3,005	2,670
	Humana Inc.	4.625%	12/1/42	2,163	2,418
	Humana Inc.	4.950%	10/1/44	1,199	1,397
	Humana Inc.	4.800%	3/15/47	820	943
	Humana Inc.	3.950%	8/15/49	510	523

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	IHC Health Services Inc.	4.131%	5/15/48	926	1,091
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	1,046	1,158
[1]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	750	703
[1]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	1,350	1,424
[1]	Iowa Health System	3.665%	2/15/50	330	334
	Johns Hopkins Health System Corp.	3.837%	5/15/46	140	153
	Johnson & Johnson	4.950%	5/15/33	714	874
	Johnson & Johnson	4.375%	12/5/33	1,542	1,792
	Johnson & Johnson	3.550%	3/1/36	2,264	2,440
	Johnson & Johnson	3.625%	3/3/37	2,571	2,772
	Johnson & Johnson	5.950%	8/15/37	2,522	3,420
	Johnson & Johnson	3.400%	1/15/38	3,266	3,389
	Johnson & Johnson	5.850%	7/15/38	1,040	1,387
	Johnson & Johnson	2.100%	9/1/40	1,197	1,034
	Johnson & Johnson	4.500%	9/1/40	1,417	1,657
	Johnson & Johnson	4.850%	5/15/41	1,861	2,285
	Johnson & Johnson	4.500%	12/5/43	1,550	1,827
	Johnson & Johnson	3.700%	3/1/46	4,239	4,550
	Johnson & Johnson	3.750%	3/3/47	1,860	2,024
	Johnson & Johnson	3.500%	1/15/48	478	499
	Johnson & Johnson	2.250%	9/1/50	1,969	1,651
	Johnson & Johnson	2.450%	9/1/60	1,752	1,456
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	2,705	2,497
	Kaiser Foundation Hospitals	4.875%	4/1/42	2,230	2,675
	Kaiser Foundation Hospitals	4.150%	5/1/47	3,581	4,019
[1]	Kaiser Foundation Hospitals	3.266%	11/1/49	2,076	2,017
[1]	Kaiser Foundation Hospitals	3.002%	6/1/51	2,205	2,048
	Koninklijke Philips NV	6.875%	3/11/38	1,128	1,542
	Koninklijke Philips NV	5.000%	3/15/42	784	922
	Laboratory Corp. of America Holdings	4.700%	2/1/45	1,630	1,798
[1]	Mass General Brigham Inc.	3.765%	7/1/48	750	825
[1]	Mass General Brigham Inc.	3.192%	7/1/49	1,172	1,129
[1]	Mass General Brigham Inc.	4.117%	7/1/55	370	420
[1]	Mass General Brigham Inc.	3.342%	7/1/60	1,770	1,669
[1]	Mayo Clinic	4.000%	11/15/47	863	989
[1]	Mayo Clinic	4.128%	11/15/52	725	841
[1]	Mayo Clinic	3.196%	11/15/61	1,840	1,785
[1]	McLaren Health Care Corp.	4.386%	5/15/48	1,025	1,163
[1]	MedStar Health Inc.	3.626%	8/15/49	980	965
	Medtronic Inc.	4.375%	3/15/35	5,540	6,347
	Medtronic Inc.	4.625%	3/15/45	3,617	4,260
	Memorial Health Services	3.447%	11/1/49	875	867
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	595	736
[1]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	1,255	1,148
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,570	1,804
[1]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	724	840
	Merck & Co. Inc.	6.500%	12/1/33	1,700	2,297
	Merck & Co. Inc.	3.900%	3/7/39	2,643	2,865
	Merck & Co. Inc.	2.350%	6/24/40	1,517	1,336
	Merck & Co. Inc.	3.600%	9/15/42	2,200	2,268
	Merck & Co. Inc.	4.150%	5/18/43	927	1,030
	Merck & Co. Inc.	3.700%	2/10/45	4,611	4,814
	Merck & Co. Inc.	4.000%	3/7/49	2,088	2,301
	Merck & Co. Inc.	2.450%	6/24/50	1,661	1,419
	Merck & Co. Inc.	2.750%	12/10/51	6,070	5,423

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	2.900%	12/10/61	3,825	3,375
	Merck Sharp & Dohme Corp.	5.750%	11/15/36	1,099	1,437
[1]	Methodist Hospital	2.705%	12/1/50	1,220	1,070
[1]	MidMichigan Health	3.409%	6/1/50	845	819
[1]	Montefiore Obligated Group	5.246%	11/1/48	1,065	1,106
	Montefiore Obligated Group	4.287%	9/1/50	742	670
[1]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	625	674
[1]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	785	795
[1]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	1,480	1,375
	MultiCare Health System	2.803%	8/15/50	725	647
	Mylan Inc.	5.400%	11/29/43	1,643	1,830
	Mylan Inc.	5.200%	4/15/48	1,434	1,556
	New York & Presbyterian Hospital	2.256%	8/1/40	906	790
	New York & Presbyterian Hospital	4.024%	8/1/45	808	886
	New York & Presbyterian Hospital	4.063%	8/1/56	1,188	1,334
	New York & Presbyterian Hospital	2.606%	8/1/60	1,038	866
[1]	New York & Presbyterian Hospital	3.954%	8/1/19	1,122	1,141
	Northwell Healthcare Inc.	3.979%	11/1/46	1,455	1,519
	Northwell Healthcare Inc.	4.260%	11/1/47	1,370	1,474
	Northwell Healthcare Inc.	3.809%	11/1/49	1,350	1,384
[1]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	781	670
	Novant Health Inc.	2.637%	11/1/36	1,665	1,550
	Novant Health Inc.	3.168%	11/1/51	1,780	1,694
	Novartis Capital Corp.	3.700%	9/21/42	1,299	1,375
	Novartis Capital Corp.	4.400%	5/6/44	4,608	5,359
	Novartis Capital Corp.	4.000%	11/20/45	2,449	2,717
	Novartis Capital Corp.	2.750%	8/14/50	2,378	2,177
[1]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	725	632
[1]	NYU Langone Hospitals	5.750%	7/1/43	995	1,301
	NYU Langone Hospitals	4.784%	7/1/44	817	944
[1]	NYU Langone Hospitals	4.368%	7/1/47	798	887
[1]	NYU Langone Hospitals	3.380%	7/1/55	1,322	1,227
	OhioHealth Corp.	2.834%	11/15/41	775	711
[1]	OhioHealth Corp.	3.042%	11/15/50	696	659
	Orlando Health Obligated Group	4.089%	10/1/48	698	771
	Orlando Health Obligated Group	3.327%	10/1/50	925	905
[1]	PeaceHealth Obligated Group	4.787%	11/15/48	840	1,026
[1]	PeaceHealth Obligated Group	3.218%	11/15/50	1,040	957
	PerkinElmer Inc.	3.625%	3/15/51	735	707
	Pfizer Inc.	4.000%	12/15/36	3,859	4,269
	Pfizer Inc.	4.100%	9/15/38	1,185	1,317
	Pfizer Inc.	3.900%	3/15/39	1,747	1,904
	Pfizer Inc.	7.200%	3/15/39	4,371	6,546
	Pfizer Inc.	2.550%	5/28/40	2,473	2,262
	Pfizer Inc.	4.300%	6/15/43	3,011	3,405
	Pfizer Inc.	4.400%	5/15/44	3,407	3,918
	Pfizer Inc.	4.125%	12/15/46	1,827	2,059
	Pfizer Inc.	4.200%	9/15/48	1,887	2,152
	Pfizer Inc.	4.000%	3/15/49	1,613	1,794
	Pfizer Inc.	2.700%	5/28/50	3,381	3,062
	Piedmont Healthcare Inc.	2.864%	1/1/52	985	866
[1]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,195	1,267
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	975	1,035
[1]	Rady Children's Hospital-San Diego	3.154%	8/15/51	1,000	977

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	228	188
	Royalty Pharma plc	3.300%	9/2/40	1,565	1,385
	Royalty Pharma plc	3.550%	9/2/50	2,186	1,896
	Royalty Pharma plc	3.350%	9/2/51	2,180	1,824
	RWJ Barnabas Health Inc.	3.949%	7/1/46	1,436	1,547
	RWJ Barnabas Health Inc.	3.477%	7/1/49	300	304
[1]	Seattle Children's Hospital	2.719%	10/1/50	875	767
[1]	Sentara Healthcare	2.927%	11/1/51	400	373
[1]	Sharp HealthCare	2.680%	8/1/50	635	557
[1]	Stanford Health Care	3.795%	11/15/48	940	1,000
	Stanford Health Care	3.027%	8/15/51	1,063	991
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	2,335	2,240
	Stryker Corp.	4.100%	4/1/43	1,002	1,075
	Stryker Corp.	4.375%	5/15/44	1,909	2,125
	Stryker Corp.	4.625%	3/15/46	1,873	2,143
	Stryker Corp.	2.900%	6/15/50	1,292	1,139
	Summa Health	3.511%	11/15/51	810	813
[1]	Sutter Health	3.161%	8/15/40	860	804
[1]	Sutter Health	4.091%	8/15/48	1,080	1,177
[1]	Sutter Health	3.361%	8/15/50	1,140	1,081
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,667	2,417
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	4,456	3,989
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	2,355	2,097
	Texas Health Resources	2.328%	11/15/50	1,320	1,129
[1]	Texas Health Resources	4.330%	11/15/55	386	449
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	2,555	2,349
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,163	1,470
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	1,601	1,778
	Toledo Hospital	5.750%	11/15/38	610	681
	Toledo Hospital	6.015%	11/15/48	1,021	1,201
[1]	Trinity Health Corp.	2.632%	12/1/40	970	873
	Trinity Health Corp.	4.125%	12/1/45	765	856
[1]	Trinity Health Corp.	3.434%	12/1/48	970	970
	UnitedHealth Group Inc.	4.625%	7/15/35	1,109	1,282
	UnitedHealth Group Inc.	5.800%	3/15/36	786	1,008
	UnitedHealth Group Inc.	6.500%	6/15/37	1,195	1,642
	UnitedHealth Group Inc.	6.625%	11/15/37	2,109	2,928
	UnitedHealth Group Inc.	6.875%	2/15/38	1,278	1,824
	UnitedHealth Group Inc.	3.500%	8/15/39	2,731	2,786
	UnitedHealth Group Inc.	2.750%	5/15/40	1,612	1,486
	UnitedHealth Group Inc.	5.700%	10/15/40	735	939
	UnitedHealth Group Inc.	5.950%	2/15/41	1,961	2,606
	UnitedHealth Group Inc.	3.050%	5/15/41	3,010	2,891
	UnitedHealth Group Inc.	4.625%	11/15/41	1,593	1,843
	UnitedHealth Group Inc.	4.375%	3/15/42	1,913	2,134
	UnitedHealth Group Inc.	3.950%	10/15/42	2,876	3,056
	UnitedHealth Group Inc.	4.250%	3/15/43	1,755	1,935
	UnitedHealth Group Inc.	4.750%	7/15/45	2,279	2,685
	UnitedHealth Group Inc.	4.200%	1/15/47	1,948	2,149
	UnitedHealth Group Inc.	4.250%	4/15/47	860	955
	UnitedHealth Group Inc.	3.750%	10/15/47	2,133	2,211
	UnitedHealth Group Inc.	4.250%	6/15/48	2,808	3,134
	UnitedHealth Group Inc.	4.450%	12/15/48	2,580	2,973
	UnitedHealth Group Inc.	3.700%	8/15/49	3,880	4,016
	UnitedHealth Group Inc.	2.900%	5/15/50	2,574	2,343

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	3.250%	5/15/51	5,405	5,242
	UnitedHealth Group Inc.	3.875%	8/15/59	1,528	1,613
	UnitedHealth Group Inc.	3.125%	5/15/60	1,738	1,581
	Utah Acquisition Sub Inc.	5.250%	6/15/46	3,189	3,377
	Viatris Inc.	3.850%	6/22/40	3,099	2,908
	Viatris Inc.	4.000%	6/22/50	4,083	3,614
[1]	WakeMed	3.286%	10/1/52	575	550
[1]	West Virginia United Health System Obligated Group	3.129%	6/1/50	915	834
[1]	Willis-Knighton Medical Center	4.813%	9/1/48	385	451
[1]	Willis-Knighton Medical Center	3.065%	3/1/51	1,425	1,308
	Wyeth LLC	6.500%	2/1/34	1,044	1,386
	Wyeth LLC	6.000%	2/15/36	2,023	2,662
	Wyeth LLC	5.950%	4/1/37	3,488	4,573
[1]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,000	831
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	930	1,152
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	597	641
	Zoetis Inc.	4.700%	2/1/43	1,950	2,248
	Zoetis Inc.	3.950%	9/12/47	1,716	1,847
	Zoetis Inc.	4.450%	8/20/48	961	1,093
	Zoetis Inc.	3.000%	5/15/50	925	854
					777,434
Industrials (8.4%)
[1]	3M Co.	5.700%	3/15/37	1,145	1,462
[1]	3M Co.	3.875%	6/15/44	750	786
[1]	3M Co.	3.125%	9/19/46	1,272	1,195
[1]	3M Co.	3.625%	10/15/47	1,657	1,666
[1]	3M Co.	4.000%	9/14/48	1,647	1,765
	3M Co.	3.250%	8/26/49	270	258
	3M Co.	3.700%	4/15/50	3,376	3,473
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	750	708
	Boeing Co.	6.125%	2/15/33	365	442
	Boeing Co.	3.600%	5/1/34	3,153	3,059
	Boeing Co.	3.250%	2/1/35	1,098	1,021
	Boeing Co.	6.625%	2/15/38	650	810
	Boeing Co.	3.550%	3/1/38	2,043	1,897
	Boeing Co.	3.500%	3/1/39	1,044	950
	Boeing Co.	6.875%	3/15/39	1,754	2,234
	Boeing Co.	5.875%	2/15/40	2,259	2,651
	Boeing Co.	5.705%	5/1/40	5,070	5,906
	Boeing Co.	3.650%	3/1/47	1,260	1,106
	Boeing Co.	3.625%	3/1/48	1,523	1,347
	Boeing Co.	3.850%	11/1/48	2,215	2,014
	Boeing Co.	3.900%	5/1/49	2,546	2,373
	Boeing Co.	3.750%	2/1/50	2,271	2,110
	Boeing Co.	5.805%	5/1/50	10,962	13,033
	Boeing Co.	3.825%	3/1/59	585	512
	Boeing Co.	3.950%	8/1/59	1,432	1,300
	Boeing Co.	5.930%	5/1/60	6,323	7,517
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	320	430
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	471	626
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	2,328	2,991
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,771	2,128
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	466	583
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,356	1,615
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,648	1,847

Long-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Burlington Northern Santa Fe LLC	4.375%	9/1/42	914	1,024
Burlington Northern Santa Fe LLC	4.450%	3/15/43	2,109	2,386
Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,830	2,254
Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,722	2,074
Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,935	2,212
Burlington Northern Santa Fe LLC	4.150%	4/1/45	3,309	3,599
Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,775	2,075
Burlington Northern Santa Fe LLC	3.900%	8/1/46	475	504
Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,254	2,473
Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,965	2,137
Burlington Northern Santa Fe LLC	3.550%	2/15/50	1,096	1,111
Burlington Northern Santa Fe LLC	3.050%	2/15/51	1,980	1,837
Burlington Northern Santa Fe LLC	3.300%	9/15/51	2,997	2,902
Burlington Northern Santa Fe LLC	2.875%	6/15/52	970	872
Canadian National Railway Co.	6.250%	8/1/34	758	988
Canadian National Railway Co.	6.200%	6/1/36	382	501
Canadian National Railway Co.	6.375%	11/15/37	1,491	1,988
Canadian National Railway Co.	4.500%	11/7/43	200	220
Canadian National Railway Co.	3.200%	8/2/46	1,286	1,232
Canadian National Railway Co.	3.650%	2/3/48	727	748
Canadian National Railway Co.	4.450%	1/20/49	1,280	1,472
Canadian National Railway Co.	2.450%	5/1/50	422	350
Canadian Pacific Railway Co.	4.800%	9/15/35	1,692	1,962
Canadian Pacific Railway Co.	5.950%	5/15/37	1,590	2,053
Canadian Pacific Railway Co.	3.000%	12/2/41	2,550	2,372
Canadian Pacific Railway Co.	4.800%	8/1/45	1,010	1,179
Canadian Pacific Railway Co.	3.100%	12/2/51	4,900	4,452
Canadian Pacific Railway Co.	6.125%	9/15/15	933	1,233
Carrier Global Corp.	3.377%	4/5/40	1,834	1,725
Carrier Global Corp.	3.577%	4/5/50	5,890	5,597
Caterpillar Inc.	5.300%	9/15/35	1,198	1,496
Caterpillar Inc.	6.050%	8/15/36	370	489
Caterpillar Inc.	5.200%	5/27/41	1,666	2,095
Caterpillar Inc.	3.803%	8/15/42	3,450	3,675
Caterpillar Inc.	4.300%	5/15/44	1,095	1,250
Caterpillar Inc.	3.250%	9/19/49	4,185	4,124
Caterpillar Inc.	3.250%	4/9/50	2,570	2,525
Caterpillar Inc.	4.750%	5/15/64	620	786
Crane Co.	4.200%	3/15/48	704	746
CSX Corp.	6.000%	10/1/36	198	254
CSX Corp.	6.150%	5/1/37	1,342	1,742
CSX Corp.	6.220%	4/30/40	648	865
CSX Corp.	5.500%	4/15/41	451	555
CSX Corp.	4.750%	5/30/42	1,865	2,127
CSX Corp.	4.400%	3/1/43	752	818
CSX Corp.	4.100%	3/15/44	1,644	1,747
CSX Corp.	3.800%	11/1/46	2,246	2,283
CSX Corp.	4.300%	3/1/48	2,113	2,319
CSX Corp.	4.750%	11/15/48	843	983
CSX Corp.	4.500%	3/15/49	2,091	2,367
CSX Corp.	3.350%	9/15/49	1,715	1,637
CSX Corp.	3.800%	4/15/50	1,286	1,322
CSX Corp.	3.950%	5/1/50	1,600	1,683
CSX Corp.	2.500%	5/15/51	875	721
CSX Corp.	4.500%	8/1/54	956	1,093

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CSX Corp.	4.250%	11/1/66	321	347
	CSX Corp.	4.650%	3/1/68	1,849	2,121
	Cummins Inc.	4.875%	10/1/43	828	999
	Cummins Inc.	2.600%	9/1/50	1,480	1,221
	Deere & Co.	3.900%	6/9/42	2,473	2,689
	Deere & Co.	2.875%	9/7/49	2,130	1,965
	Deere & Co.	3.750%	4/15/50	1,208	1,297
	Dover Corp.	5.375%	10/15/35	575	680
	Dover Corp.	5.375%	3/1/41	938	1,131
	Eaton Corp.	4.000%	11/2/32	1,428	1,553
	Eaton Corp.	4.150%	11/2/42	1,922	2,063
	Eaton Corp.	3.915%	9/15/47	996	1,049
	Emerson Electric Co.	5.250%	11/15/39	485	589
	Emerson Electric Co.	2.750%	10/15/50	1,345	1,158
	Emerson Electric Co.	2.800%	12/21/51	2,275	1,986
	FedEx Corp.	4.900%	1/15/34	1,926	2,208
	FedEx Corp.	3.900%	2/1/35	2,300	2,405
	FedEx Corp.	3.250%	5/15/41	1,090	1,018
	FedEx Corp.	3.875%	8/1/42	807	807
	FedEx Corp.	4.100%	4/15/43	2,463	2,517
	FedEx Corp.	5.100%	1/15/44	1,843	2,139
	FedEx Corp.	4.750%	11/15/45	1,965	2,188
	FedEx Corp.	4.550%	4/1/46	2,600	2,831
	FedEx Corp.	4.400%	1/15/47	496	527
	FedEx Corp.	4.050%	2/15/48	1,820	1,847
	FedEx Corp.	4.950%	10/17/48	2,532	2,917
	FedEx Corp.	5.250%	5/15/50	2,591	3,111
[1]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	1,314	1,243
	Fortive Corp.	4.300%	6/15/46	498	538
	General Dynamics Corp.	4.250%	4/1/40	3,090	3,457
	General Dynamics Corp.	2.850%	6/1/41	1,372	1,284
	General Dynamics Corp.	3.600%	11/15/42	432	450
	General Dynamics Corp.	4.250%	4/1/50	322	372
[1]	General Electric Co.	6.750%	3/15/32	6,491	8,378
[1]	General Electric Co.	5.875%	1/14/38	1,435	1,800
[1]	General Electric Co.	6.875%	1/10/39	400	552
	General Electric Co.	4.350%	5/1/50	150	170
	Honeywell International Inc.	5.700%	3/15/36	533	690
	Honeywell International Inc.	5.700%	3/15/37	883	1,145
	Honeywell International Inc.	5.375%	3/1/41	876	1,138
	Honeywell International Inc.	3.812%	11/21/47	2,594	2,859
	Illinois Tool Works Inc.	4.875%	9/15/41	1,166	1,405
	Illinois Tool Works Inc.	3.900%	9/1/42	2,845	3,020
[1]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	2,477	2,600
[1]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	210	202
[1]	Johnson Controls International plc	6.000%	1/15/36	445	572
[1]	Johnson Controls International plc	4.625%	7/2/44	2,686	3,021
	Johnson Controls International plc	4.500%	2/15/47	965	1,054
[1]	Johnson Controls International plc	4.950%	7/2/64	1,460	1,683
[1]	Kansas City Southern	4.300%	5/15/43	904	990
[1]	Kansas City Southern	4.950%	8/15/45	1,045	1,220
	Kansas City Southern	4.700%	5/1/48	1,340	1,536
	Kansas City Southern	3.500%	5/1/50	1,113	1,070
	Kansas City Southern	4.200%	11/15/69	969	1,013
	L3Harris Technologies Inc.	4.854%	4/27/35	1,862	2,131

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lockheed Martin Corp.	3.600%	3/1/35	1,198	1,256
	Lockheed Martin Corp.	4.500%	5/15/36	1,277	1,453
[1]	Lockheed Martin Corp.	6.150%	9/1/36	1,290	1,705
	Lockheed Martin Corp.	5.720%	6/1/40	664	845
	Lockheed Martin Corp.	4.850%	9/15/41	410	485
	Lockheed Martin Corp.	4.070%	12/15/42	3,963	4,322
	Lockheed Martin Corp.	3.800%	3/1/45	2,370	2,486
	Lockheed Martin Corp.	4.700%	5/15/46	3,092	3,657
	Lockheed Martin Corp.	2.800%	6/15/50	854	769
	Lockheed Martin Corp.	4.090%	9/15/52	3,327	3,681
	Norfolk Southern Corp.	7.050%	5/1/37	172	230
	Norfolk Southern Corp.	4.837%	10/1/41	1,230	1,441
	Norfolk Southern Corp.	3.950%	10/1/42	1,092	1,149
	Norfolk Southern Corp.	4.450%	6/15/45	1,503	1,684
	Norfolk Southern Corp.	4.650%	1/15/46	425	487
	Norfolk Southern Corp.	3.942%	11/1/47	2,277	2,387
	Norfolk Southern Corp.	4.150%	2/28/48	1,285	1,386
	Norfolk Southern Corp.	4.100%	5/15/49	2,485	2,681
	Norfolk Southern Corp.	3.400%	11/1/49	2,092	2,018
	Norfolk Southern Corp.	3.050%	5/15/50	1,950	1,780
	Norfolk Southern Corp.	4.050%	8/15/52	1,953	2,092
	Norfolk Southern Corp.	3.155%	5/15/55	2,720	2,498
	Norfolk Southern Corp.	4.100%	5/15/21	1,050	1,012
	Northrop Grumman Corp.	5.150%	5/1/40	932	1,108
	Northrop Grumman Corp.	5.050%	11/15/40	1,437	1,701
	Northrop Grumman Corp.	4.750%	6/1/43	2,466	2,850
	Northrop Grumman Corp.	3.850%	4/15/45	2,119	2,169
	Northrop Grumman Corp.	4.030%	10/15/47	4,440	4,694
	Northrop Grumman Corp.	5.250%	5/1/50	1,015	1,283
	Otis Worldwide Corp.	3.112%	2/15/40	1,756	1,626
	Otis Worldwide Corp.	3.362%	2/15/50	2,200	2,044
[1]	Parker-Hannifin Corp.	4.200%	11/21/34	1,410	1,523
[1]	Parker-Hannifin Corp.	6.250%	5/15/38	915	1,196
[1]	Parker-Hannifin Corp.	4.450%	11/21/44	620	680
	Parker-Hannifin Corp.	4.100%	3/1/47	1,776	1,884
	Parker-Hannifin Corp.	4.000%	6/14/49	2,135	2,253
	Precision Castparts Corp.	3.900%	1/15/43	1,526	1,639
	Precision Castparts Corp.	4.375%	6/15/45	971	1,106
	Raytheon Technologies Corp.	5.400%	5/1/35	747	908
	Raytheon Technologies Corp.	6.050%	6/1/36	2,582	3,340
	Raytheon Technologies Corp.	6.125%	7/15/38	1,992	2,612
	Raytheon Technologies Corp.	4.450%	11/16/38	1,797	2,006
	Raytheon Technologies Corp.	4.875%	10/15/40	968	1,118
	Raytheon Technologies Corp.	4.700%	12/15/41	1,091	1,234
	Raytheon Technologies Corp.	4.500%	6/1/42	7,570	8,444
	Raytheon Technologies Corp.	4.800%	12/15/43	1,073	1,237
	Raytheon Technologies Corp.	4.150%	5/15/45	2,451	2,628
	Raytheon Technologies Corp.	3.750%	11/1/46	3,166	3,196
	Raytheon Technologies Corp.	4.350%	4/15/47	2,791	3,072
	Raytheon Technologies Corp.	4.050%	5/4/47	730	771
	Raytheon Technologies Corp.	4.625%	11/16/48	4,064	4,697
	Raytheon Technologies Corp.	3.125%	7/1/50	770	708
	Raytheon Technologies Corp.	2.820%	9/1/51	450	390
	Raytheon Technologies Corp.	3.030%	3/15/52	1,220	1,097
	Republic Services Inc.	2.375%	3/15/33	1,755	1,631

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic Services Inc.	6.200%	3/1/40	925	1,224
	Republic Services Inc.	5.700%	5/15/41	890	1,120
	Republic Services Inc.	3.050%	3/1/50	1,275	1,176
	Rockwell Automation Inc.	4.200%	3/1/49	1,050	1,176
	Rockwell Automation Inc.	2.800%	8/15/61	840	720
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	785	1,003
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,310	1,421
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	726	821
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	315	350
	Tyco Electronics Group SA	7.125%	10/1/37	820	1,171
	Union Pacific Corp.	3.375%	2/1/35	1,706	1,752
	Union Pacific Corp.	2.891%	4/6/36	1,720	1,677
	Union Pacific Corp.	3.600%	9/15/37	665	690
[1]	Union Pacific Corp.	3.550%	8/15/39	1,293	1,315
	Union Pacific Corp.	3.200%	5/20/41	3,205	3,123
	Union Pacific Corp.	4.050%	3/1/46	1,389	1,495
	Union Pacific Corp.	3.350%	8/15/46	1,120	1,083
	Union Pacific Corp.	4.000%	4/15/47	3,246	3,475
	Union Pacific Corp.	3.250%	2/5/50	3,353	3,219
	Union Pacific Corp.	3.799%	10/1/51	1,871	1,954
	Union Pacific Corp.	2.950%	3/10/52	4,260	3,869
	Union Pacific Corp.	3.875%	2/1/55	972	1,009
	Union Pacific Corp.	3.950%	8/15/59	2,160	2,264
	Union Pacific Corp.	3.839%	3/20/60	2,154	2,218
	Union Pacific Corp.	3.550%	5/20/61	1,475	1,431
	Union Pacific Corp.	2.973%	9/16/62	3,017	2,600
	Union Pacific Corp.	3.750%	2/5/70	561	559
	Union Pacific Corp.	3.799%	4/6/71	5,196	5,244
	Union Pacific Corp.	3.850%	2/14/72	750	758
[1]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	1,450	1,395
	United Parcel Service Inc.	6.200%	1/15/38	1,482	2,013
	United Parcel Service Inc.	5.200%	4/1/40	2,228	2,775
	United Parcel Service Inc.	4.875%	11/15/40	2,188	2,627
	United Parcel Service Inc.	3.625%	10/1/42	1,637	1,718
	United Parcel Service Inc.	3.400%	11/15/46	1,800	1,833
	United Parcel Service Inc.	3.750%	11/15/47	1,605	1,728
	United Parcel Service Inc.	4.250%	3/15/49	2,706	3,143
	United Parcel Service Inc.	3.400%	9/1/49	2,009	2,073
	United Parcel Service Inc.	5.300%	4/1/50	460	618
	Valmont Industries Inc.	5.000%	10/1/44	865	976
	Valmont Industries Inc.	5.250%	10/1/54	783	913
	Waste Connections Inc.	3.050%	4/1/50	1,124	996
	Waste Connections Inc.	2.950%	1/15/52	2,125	1,850
	Waste Management Inc.	2.950%	6/1/41	1,710	1,602
	Waste Management Inc.	4.150%	7/15/49	1,740	1,946
	Waste Management Inc.	2.500%	11/15/50	2,300	1,922
	WW Grainger Inc.	4.600%	6/15/45	1,898	2,189
	WW Grainger Inc.	3.750%	5/15/46	771	801
	WW Grainger Inc.	4.200%	5/15/47	1,245	1,384
	Xylem Inc.	4.375%	11/1/46	853	931
					451,704
Materials (3.8%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	1,645	1,511
	Air Products and Chemicals Inc.	2.800%	5/15/50	700	628
	Albemarle Corp.	5.450%	12/1/44	685	819

Long-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
ArcelorMittal SA	7.000%	10/15/39	1,400	1,724
ArcelorMittal SA	6.750%	3/1/41	1,755	2,141
Barrick Gold Corp.	6.450%	10/15/35	1,475	1,908
Barrick Gold Corp.	5.250%	4/1/42	805	953
Barrick North America Finance LLC	5.700%	5/30/41	467	581
Barrick North America Finance LLC	5.750%	5/1/43	1,503	1,871
Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	2,722	3,418
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,980	2,148
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	4,853	5,852
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	890	924
CF Industries Inc.	5.150%	3/15/34	1,450	1,626
CF Industries Inc.	4.950%	6/1/43	1,915	2,064
CF Industries Inc.	5.375%	3/15/44	1,485	1,676
Dow Chemical Co.	4.250%	10/1/34	885	957
Dow Chemical Co.	9.400%	5/15/39	148	249
Dow Chemical Co.	5.250%	11/15/41	2,118	2,507
Dow Chemical Co.	4.375%	11/15/42	2,914	3,122
Dow Chemical Co.	4.625%	10/1/44	3,033	3,354
Dow Chemical Co.	5.550%	11/30/48	670	845
Dow Chemical Co.	4.800%	5/15/49	2,529	2,875
Dow Chemical Co.	3.600%	11/15/50	2,630	2,506
DuPont de Nemours Inc.	5.319%	11/15/38	2,775	3,303
DuPont de Nemours Inc.	5.419%	11/15/48	3,912	4,920
Eastman Chemical Co.	4.800%	9/1/42	1,181	1,297
Eastman Chemical Co.	4.650%	10/15/44	583	632
Ecolab Inc.	3.950%	12/1/47	200	218
Ecolab Inc.	2.125%	8/15/50	1,653	1,290
Ecolab Inc.	2.700%	12/15/51	1,900	1,658
Ecolab Inc.	2.750%	8/18/55	2,952	2,550
FMC Corp.	4.500%	10/1/49	1,522	1,637
Freeport-McMoRan Inc.	5.400%	11/14/34	1,600	1,817
Freeport-McMoRan Inc.	5.450%	3/15/43	5,000	5,748
International Flavors & Fragrances Inc.	4.375%	6/1/47	850	892
International Flavors & Fragrances Inc.	5.000%	9/26/48	1,095	1,249
International Paper Co.	5.000%	9/15/35	2,760	3,250
International Paper Co.	7.300%	11/15/39	1,744	2,458
International Paper Co.	6.000%	11/15/41	2,206	2,776
International Paper Co.	4.800%	6/15/44	1,143	1,293
International Paper Co.	4.400%	8/15/47	500	548
International Paper Co.	4.350%	8/15/48	1,355	1,475
Lafarge SA	7.125%	7/15/36	680	927
Linde Inc.	3.550%	11/7/42	1,958	2,026
Linde Inc.	2.000%	8/10/50	900	713
Lubrizol Corp.	6.500%	10/1/34	1,048	1,426
LYB International Finance BV	5.250%	7/15/43	415	480
LYB International Finance BV	4.875%	3/15/44	3,197	3,514
LYB International Finance III LLC	3.375%	10/1/40	3,361	3,138
LYB International Finance III LLC	4.200%	10/15/49	2,570	2,607
LYB International Finance III LLC	4.200%	5/1/50	2,185	2,215
LYB International Finance III LLC	3.625%	4/1/51	1,760	1,662
LYB International Finance III LLC	3.800%	10/1/60	1,893	1,717
LyondellBasell Industries NV	4.625%	2/26/55	999	1,058
Martin Marietta Materials Inc.	4.250%	12/15/47	2,159	2,259
Martin Marietta Materials Inc.	3.200%	7/15/51	1,130	1,011
Mosaic Co.	5.450%	11/15/33	1,240	1,458

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mosaic Co.	4.875%	11/15/41	1,461	1,598
	Mosaic Co.	5.625%	11/15/43	1,520	1,875
	Newmont Corp.	2.600%	7/15/32	1,505	1,430
[1]	Newmont Corp.	5.875%	4/1/35	1,581	1,931
	Newmont Corp.	6.250%	10/1/39	1,607	2,083
	Newmont Corp.	4.875%	3/15/42	2,068	2,377
	Newmont Corp.	5.450%	6/9/44	2,044	2,495
	Nucor Corp.	5.200%	8/1/43	210	260
	Nucor Corp.	2.979%	12/15/55	2,806	2,454
	Nutrien Ltd.	4.125%	3/15/35	545	579
	Nutrien Ltd.	5.875%	12/1/36	1,098	1,386
	Nutrien Ltd.	5.625%	12/1/40	795	991
	Nutrien Ltd.	4.900%	6/1/43	2,031	2,361
	Nutrien Ltd.	5.250%	1/15/45	1,217	1,475
	Nutrien Ltd.	5.000%	4/1/49	807	977
	Nutrien Ltd.	3.950%	5/13/50	1,645	1,723
	Packaging Corp. of America	4.050%	12/15/49	1,385	1,430
	Packaging Corp. of America	3.050%	10/1/51	1,720	1,498
	Rio Tinto Alcan Inc.	6.125%	12/15/33	1,469	1,917
	Rio Tinto Alcan Inc.	5.750%	6/1/35	1,922	2,428
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	3,159	3,856
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	1,720	1,511
	Rio Tinto Finance USA plc	4.750%	3/22/42	775	909
	Rio Tinto Finance USA plc	4.125%	8/21/42	845	924
	RPM International Inc.	4.250%	1/15/48	1,470	1,569
	Sherwin-Williams Co.	2.200%	3/15/32	1,100	1,024
	Sherwin-Williams Co.	4.000%	12/15/42	337	347
	Sherwin-Williams Co.	4.550%	8/1/45	1,206	1,321
	Sherwin-Williams Co.	4.500%	6/1/47	2,940	3,216
	Sherwin-Williams Co.	3.800%	8/15/49	1,456	1,450
	Sherwin-Williams Co.	3.300%	5/15/50	1,112	1,022
	Sherwin-Williams Co.	2.900%	3/15/52	770	660
	Sonoco Products Co.	5.750%	11/1/40	1,000	1,248
	Southern Copper Corp.	7.500%	7/27/35	2,763	3,656
	Southern Copper Corp.	6.750%	4/16/40	2,314	3,001
	Southern Copper Corp.	5.250%	11/8/42	3,284	3,825
	Southern Copper Corp.	5.875%	4/23/45	1,992	2,490
	Steel Dynamics Inc.	3.250%	10/15/50	1,600	1,421
	Teck Resources Ltd.	6.125%	10/1/35	1,467	1,777
	Teck Resources Ltd.	6.000%	8/15/40	660	781
	Teck Resources Ltd.	6.250%	7/15/41	945	1,144
	Teck Resources Ltd.	5.200%	3/1/42	1,315	1,425
	Teck Resources Ltd.	5.400%	2/1/43	840	930
	Vale Overseas Ltd.	8.250%	1/17/34	1,794	2,365
	Vale Overseas Ltd.	6.875%	11/21/36	3,606	4,420
	Vale Overseas Ltd.	6.875%	11/10/39	2,288	2,831
	Vale SA	5.625%	9/11/42	1,000	1,104
	Vulcan Materials Co.	4.500%	6/15/47	1,634	1,800
	Vulcan Materials Co.	4.700%	3/1/48	710	804
	Westlake Corp.	2.875%	8/15/41	1,105	963
	Westlake Corp.	5.000%	8/15/46	1,943	2,209
	Westlake Corp.	4.375%	11/15/47	488	516
	Westlake Corp.	3.125%	8/15/51	1,475	1,264
	Westlake Corp.	3.375%	8/15/61	818	685

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	WRKCo Inc.	4.200%	6/1/32	431	462
	WRKCo Inc.	3.000%	6/15/33	1,689	1,632
					205,311
Real Estate (1.7%)
	Agree LP	2.600%	6/15/33	750	689
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	717	649
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	1,441	1,271
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	500	489
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	2,485	2,898
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	679	704
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	2,559	2,248
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	1,000	963
	American Homes 4 Rent LP	3.375%	7/15/51	706	605
	American Tower Corp.	3.700%	10/15/49	1,911	1,782
	American Tower Corp.	3.100%	6/15/50	2,085	1,749
	American Tower Corp.	2.950%	1/15/51	2,025	1,658
[1]	AvalonBay Communities Inc.	3.900%	10/15/46	1,935	2,082
[1]	AvalonBay Communities Inc.	4.350%	4/15/48	340	390
	Boston Properties LP	2.550%	4/1/32	514	480
	Boston Properties LP	2.450%	10/1/33	2,245	2,043
	Camden Property Trust	3.350%	11/1/49	1,440	1,418
	Corporate Office Properties LP	2.900%	12/1/33	675	624
	Crown Castle International Corp.	2.900%	4/1/41	2,235	1,923
	Crown Castle International Corp.	4.750%	5/15/47	1,133	1,244
	Crown Castle International Corp.	5.200%	2/15/49	1,199	1,383
	Crown Castle International Corp.	4.000%	11/15/49	857	840
	Crown Castle International Corp.	4.150%	7/1/50	1,092	1,088
	Crown Castle International Corp.	3.250%	1/15/51	2,534	2,190
	Duke Realty LP	3.050%	3/1/50	740	652
	Equinix Inc.	3.000%	7/15/50	1,562	1,304
	Equinix Inc.	2.950%	9/15/51	1,277	1,049
	Equinix Inc.	3.400%	2/15/52	575	518
	ERP Operating LP	4.500%	7/1/44	655	755
	ERP Operating LP	4.500%	6/1/45	921	1,065
	ERP Operating LP	4.000%	8/1/47	488	532
	Essex Portfolio LP	1.650%	1/15/31	303	269
	Essex Portfolio LP	2.650%	3/15/32	640	609
	Essex Portfolio LP	4.500%	3/15/48	680	759
	Essex Portfolio LP	2.650%	9/1/50	1,465	1,177
	Extra Space Storage LP	2.350%	3/15/32	425	391
	Federal Realty Investment Trust	4.500%	12/1/44	403	441
	Healthpeak Properties Inc.	6.750%	2/1/41	421	586
	Highwoods Realty LP	2.600%	2/1/31	222	210
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	895	818
	Kilroy Realty LP	2.500%	11/15/32	952	874
	Kilroy Realty LP	2.650%	11/15/33	1,080	984
	Kimco Realty Corp.	3.200%	4/1/32	2,000	2,005
	Kimco Realty Corp.	4.250%	4/1/45	548	575
	Kimco Realty Corp.	4.125%	12/1/46	643	665
	Kimco Realty Corp.	4.450%	9/1/47	530	581
	Kimco Realty Corp.	3.700%	10/1/49	955	926
	Mid-America Apartments LP	2.875%	9/15/51	700	614
	National Retail Properties Inc.	4.800%	10/15/48	2,296	2,630
	National Retail Properties Inc.	3.100%	4/15/50	925	804
	National Retail Properties Inc.	3.000%	4/15/52	707	582

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omega Healthcare Investors Inc.	3.250%	4/15/33	581	533
	Piedmont Operating Partnership LP	2.750%	4/1/32	725	671
	Prologis LP	4.375%	9/15/48	1,325	1,504
	Prologis LP	3.000%	4/15/50	1,270	1,168
	Prologis LP	2.125%	10/15/50	959	738
	Realty Income Corp.	2.850%	12/15/32	1,584	1,545
	Realty Income Corp.	1.800%	3/15/33	1,068	932
	Realty Income Corp.	4.650%	3/15/47	920	1,068
	Regency Centers LP	4.400%	2/1/47	645	688
	Regency Centers LP	4.650%	3/15/49	985	1,106
	Simon Property Group LP	6.750%	2/1/40	1,150	1,565
	Simon Property Group LP	4.750%	3/15/42	1,900	2,135
	Simon Property Group LP	4.250%	10/1/44	2,128	2,269
	Simon Property Group LP	4.250%	11/30/46	577	624
	Simon Property Group LP	3.250%	9/13/49	987	909
	Simon Property Group LP	3.800%	7/15/50	2,276	2,302
[1]	UDR Inc.	2.100%	8/1/32	290	263
[1]	UDR Inc.	1.900%	3/15/33	575	501
[1]	UDR Inc.	2.100%	6/15/33	895	798
	UDR Inc.	3.100%	11/1/34	1,085	1,051
	Ventas Realty LP	5.700%	9/30/43	819	1,015
	Ventas Realty LP	4.375%	2/1/45	388	407
	Ventas Realty LP	4.875%	4/15/49	817	939
	Welltower Inc.	6.500%	3/15/41	1,105	1,478
	Welltower Inc.	4.950%	9/1/48	840	991
	Weyerhaeuser Co.	7.375%	3/15/32	3,059	4,113
	Weyerhaeuser Co.	4.000%	3/9/52	900	913
	WP Carey Inc.	2.250%	4/1/33	1,600	1,426
					87,437
Technology (8.6%)
	Analog Devices Inc.	2.800%	10/1/41	2,455	2,259
	Analog Devices Inc.	2.950%	10/1/51	2,364	2,163
	Apple Inc.	4.500%	2/23/36	2,511	2,948
	Apple Inc.	2.375%	2/8/41	2,855	2,540
	Apple Inc.	3.850%	5/4/43	6,907	7,430
	Apple Inc.	4.450%	5/6/44	2,028	2,368
	Apple Inc.	3.450%	2/9/45	5,264	5,380
	Apple Inc.	4.375%	5/13/45	4,395	5,096
	Apple Inc.	4.650%	2/23/46	9,449	11,473
	Apple Inc.	3.850%	8/4/46	4,185	4,527
	Apple Inc.	4.250%	2/9/47	954	1,096
	Apple Inc.	3.750%	9/12/47	2,113	2,253
	Apple Inc.	3.750%	11/13/47	3,702	3,959
	Apple Inc.	2.950%	9/11/49	2,595	2,441
	Apple Inc.	2.650%	5/11/50	5,607	4,992
	Apple Inc.	2.400%	8/20/50	4,173	3,531
	Apple Inc.	2.650%	2/8/51	6,315	5,618
	Apple Inc.	2.700%	8/5/51	3,692	3,300
	Apple Inc.	2.550%	8/20/60	2,869	2,387
	Apple Inc.	2.800%	2/8/61	3,337	2,938
	Apple Inc.	2.850%	8/5/61	3,070	2,727
	Applied Materials Inc.	5.100%	10/1/35	398	484
	Applied Materials Inc.	5.850%	6/15/41	1,796	2,392
	Applied Materials Inc.	4.350%	4/1/47	1,909	2,188
	Applied Materials Inc.	2.750%	6/1/50	2,711	2,456

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broadcom Inc.	4.300%	11/15/32	4,091	4,311
[2]	Broadcom Inc.	2.600%	2/15/33	3,951	3,601
[2]	Broadcom Inc.	3.419%	4/15/33	5,272	5,146
[2]	Broadcom Inc.	3.469%	4/15/34	7,725	7,491
[2]	Broadcom Inc.	3.137%	11/15/35	6,995	6,482
[2]	Broadcom Inc.	3.187%	11/15/36	5,055	4,692
[2]	Broadcom Inc.	3.500%	2/15/41	6,347	5,865
[2]	Broadcom Inc.	3.750%	2/15/51	3,370	3,148
	Cisco Systems Inc.	5.900%	2/15/39	3,712	4,931
	Cisco Systems Inc.	5.500%	1/15/40	4,098	5,276
	Corning Inc.	4.700%	3/15/37	1,035	1,161
	Corning Inc.	5.750%	8/15/40	794	999
	Corning Inc.	4.750%	3/15/42	407	468
	Corning Inc.	5.350%	11/15/48	694	866
	Corning Inc.	3.900%	11/15/49	580	586
	Corning Inc.	4.375%	11/15/57	2,520	2,653
	Corning Inc.	5.850%	11/15/68	1,012	1,304
	Corning Inc.	5.450%	11/15/79	2,305	2,668
	Dell Inc.	6.500%	4/15/38	1,435	1,654
	Dell International LLC	8.100%	7/15/36	2,091	2,894
[2]	Dell International LLC	3.375%	12/15/41	2,030	1,790
	Dell International LLC	8.350%	7/15/46	1,031	1,569
[2]	Dell International LLC	3.450%	12/15/51	3,310	2,798
	Fidelity National Information Services Inc.	3.100%	3/1/41	1,945	1,749
	Fidelity National Information Services Inc.	4.500%	8/15/46	818	900
	Fiserv Inc.	4.400%	7/1/49	4,963	5,288
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	1,886	2,257
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,946	2,323
	HP Inc.	6.000%	9/15/41	3,164	3,794
	Intel Corp.	4.000%	12/15/32	1,697	1,869
	Intel Corp.	4.600%	3/25/40	2,325	2,631
	Intel Corp.	2.800%	8/12/41	670	604
	Intel Corp.	4.800%	10/1/41	1,538	1,810
	Intel Corp.	4.250%	12/15/42	1,332	1,461
	Intel Corp.	4.900%	7/29/45	1,419	1,685
	Intel Corp.	4.100%	5/19/46	2,223	2,376
	Intel Corp.	4.100%	5/11/47	2,410	2,572
	Intel Corp.	3.734%	12/8/47	4,048	4,094
	Intel Corp.	3.250%	11/15/49	5,112	4,774
	Intel Corp.	4.750%	3/25/50	4,300	5,048
	Intel Corp.	3.050%	8/12/51	3,384	3,058
	Intel Corp.	3.100%	2/15/60	1,120	980
	Intel Corp.	4.950%	3/25/60	1,690	2,072
	Intel Corp.	3.200%	8/12/61	1,960	1,738
	International Business Machines Corp.	5.875%	11/29/32	1,075	1,348
	International Business Machines Corp.	4.150%	5/15/39	4,489	4,802
	International Business Machines Corp.	5.600%	11/30/39	775	978
	International Business Machines Corp.	2.850%	5/15/40	2,030	1,849
	International Business Machines Corp.	4.000%	6/20/42	1,986	2,091
	International Business Machines Corp.	4.700%	2/19/46	2,330	2,723
	International Business Machines Corp.	4.250%	5/15/49	5,755	6,323
	International Business Machines Corp.	2.950%	5/15/50	830	745
	International Business Machines Corp.	7.125%	12/1/96	475	781
	Juniper Networks Inc.	5.950%	3/15/41	1,718	2,068
	KLA Corp.	5.000%	3/15/49	980	1,181

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	KLA Corp.	3.300%	3/1/50	2,074	1,960
[2]	Kyndryl Holdings Inc.	4.100%	10/15/41	1,200	1,021
	Lam Research Corp.	4.875%	3/15/49	1,537	1,862
	Lam Research Corp.	2.875%	6/15/50	1,390	1,242
	Lam Research Corp.	3.125%	6/15/60	1,582	1,428
	Micron Technology Inc.	2.703%	4/15/32	2,100	1,963
	Micron Technology Inc.	3.366%	11/1/41	1,000	907
	Micron Technology Inc.	3.477%	11/1/51	1,500	1,329
	Microsoft Corp.	3.500%	2/12/35	3,086	3,333
	Microsoft Corp.	4.200%	11/3/35	1,762	2,030
	Microsoft Corp.	3.450%	8/8/36	4,979	5,345
	Microsoft Corp.	4.100%	2/6/37	2,931	3,354
	Microsoft Corp.	4.500%	10/1/40	1,095	1,316
	Microsoft Corp.	5.300%	2/8/41	1,285	1,682
	Microsoft Corp.	3.500%	11/15/42	1,040	1,097
	Microsoft Corp.	3.750%	2/12/45	1,447	1,562
	Microsoft Corp.	3.700%	8/8/46	7,131	7,714
	Microsoft Corp.	4.250%	2/6/47	1,380	1,628
	Microsoft Corp.	2.525%	6/1/50	14,465	12,847
	Microsoft Corp.	2.921%	3/17/52	15,569	14,877
	Microsoft Corp.	3.950%	8/8/56	1,240	1,395
	Microsoft Corp.	2.675%	6/1/60	4,771	4,206
	Microsoft Corp.	3.041%	3/17/62	6,705	6,415
	Moody's Corp.	2.750%	8/19/41	670	585
	Moody's Corp.	5.250%	7/15/44	883	1,066
	Moody's Corp.	4.875%	12/17/48	1,541	1,814
	Moody's Corp.	3.250%	5/20/50	1,299	1,183
	Moody's Corp.	2.550%	8/18/60	935	708
	Moody's Corp.	3.100%	11/29/61	1,550	1,319
	Motorola Solutions Inc.	5.500%	9/1/44	1,049	1,218
	NVIDIA Corp.	3.500%	4/1/40	3,041	3,124
	NVIDIA Corp.	3.500%	4/1/50	2,692	2,760
	NVIDIA Corp.	3.700%	4/1/60	2,135	2,230
[2]	NXP BV	3.250%	5/11/41	2,050	1,877
[2]	NXP BV	3.125%	2/15/42	1,030	929
[2]	NXP BV	3.250%	11/30/51	1,100	966
	Oracle Corp.	4.300%	7/8/34	4,286	4,423
	Oracle Corp.	3.900%	5/15/35	2,584	2,531
	Oracle Corp.	3.850%	7/15/36	2,801	2,705
	Oracle Corp.	3.800%	11/15/37	3,990	3,794
	Oracle Corp.	6.500%	4/15/38	1,681	2,080
	Oracle Corp.	6.125%	7/8/39	923	1,106
	Oracle Corp.	3.600%	4/1/40	8,100	7,332
	Oracle Corp.	5.375%	7/15/40	3,550	3,895
	Oracle Corp.	3.650%	3/25/41	5,420	4,907
	Oracle Corp.	4.500%	7/8/44	2,928	2,912
	Oracle Corp.	4.125%	5/15/45	3,502	3,266
	Oracle Corp.	4.000%	7/15/46	6,363	5,847
	Oracle Corp.	4.000%	11/15/47	2,640	2,418
	Oracle Corp.	3.600%	4/1/50	10,908	9,473
	Oracle Corp.	3.950%	3/25/51	6,990	6,411
	Oracle Corp.	4.375%	5/15/55	3,386	3,220
	Oracle Corp.	3.850%	4/1/60	7,996	6,891
	Oracle Corp.	4.100%	3/25/61	3,385	3,054
	QUALCOMM Inc.	1.650%	5/20/32	1,272	1,146

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	QUALCOMM Inc.	4.650%	5/20/35	3,336	3,884
	QUALCOMM Inc.	4.800%	5/20/45	4,283	5,103
	QUALCOMM Inc.	4.300%	5/20/47	2,000	2,261
	QUALCOMM Inc.	3.250%	5/20/50	2,304	2,259
	Quanta Services Inc.	3.050%	10/1/41	1,200	1,045
	S&P Global Inc.	3.250%	12/1/49	1,509	1,447
	S&P Global Inc.	2.300%	8/15/60	1,230	925
	salesforce.com Inc.	2.700%	7/15/41	3,320	3,030
	salesforce.com Inc.	2.900%	7/15/51	4,925	4,491
	salesforce.com Inc.	3.050%	7/15/61	3,055	2,757
	Texas Instruments Inc.	3.875%	3/15/39	2,834	3,089
	Texas Instruments Inc.	4.150%	5/15/48	2,917	3,315
	Texas Instruments Inc.	2.700%	9/15/51	1,247	1,126
	TSMC Arizona Corp.	3.125%	10/25/41	2,330	2,210
	TSMC Arizona Corp.	3.250%	10/25/51	1,960	1,869
	Verisk Analytics Inc.	5.500%	6/15/45	1,271	1,581
	Verisk Analytics Inc.	3.625%	5/15/50	1,521	1,467
					458,833
Utilities (11.8%)
	AEP Texas Inc.	3.800%	10/1/47	569	548
[1]	AEP Texas Inc.	3.450%	1/15/50	1,570	1,447
	AEP Transmission Co. LLC	4.000%	12/1/46	845	886
	AEP Transmission Co. LLC	3.750%	12/1/47	437	443
	AEP Transmission Co. LLC	4.250%	9/15/48	1,060	1,150
	AEP Transmission Co. LLC	3.800%	6/15/49	1,316	1,333
[1]	AEP Transmission Co. LLC	3.650%	4/1/50	990	979
[1]	AEP Transmission Co. LLC	2.750%	8/15/51	815	692
	Alabama Power Co.	6.125%	5/15/38	687	887
	Alabama Power Co.	6.000%	3/1/39	444	572
	Alabama Power Co.	3.850%	12/1/42	1,928	1,938
	Alabama Power Co.	4.150%	8/15/44	1,944	2,056
	Alabama Power Co.	3.750%	3/1/45	2,343	2,324
	Alabama Power Co.	4.300%	1/2/46	1,191	1,278
[1]	Alabama Power Co.	3.700%	12/1/47	1,099	1,092
[1]	Alabama Power Co.	4.300%	7/15/48	174	188
	Alabama Power Co.	3.450%	10/1/49	1,095	1,042
	Alabama Power Co.	3.125%	7/15/51	1,360	1,227
	Alabama Power Co.	3.000%	3/15/52	1,995	1,766
	Ameren Illinois Co.	4.150%	3/15/46	1,517	1,661
	Ameren Illinois Co.	3.700%	12/1/47	1,552	1,590
	Ameren Illinois Co.	4.500%	3/15/49	690	793
	Ameren Illinois Co.	3.250%	3/15/50	1,073	1,020
	Ameren Illinois Co.	2.900%	6/15/51	950	855
	American Electric Power Co. Inc.	3.250%	3/1/50	1,002	884
	American Water Capital Corp.	6.593%	10/15/37	558	754
	American Water Capital Corp.	4.300%	12/1/42	755	814
	American Water Capital Corp.	4.300%	9/1/45	1,469	1,569
	American Water Capital Corp.	4.000%	12/1/46	1,223	1,265
	American Water Capital Corp.	3.750%	9/1/47	1,167	1,163
	American Water Capital Corp.	4.200%	9/1/48	2,025	2,140
	American Water Capital Corp.	4.150%	6/1/49	1,215	1,270
	American Water Capital Corp.	3.450%	5/1/50	1,615	1,543
	American Water Capital Corp.	3.250%	6/1/51	890	825
	Appalachian Power Co.	7.000%	4/1/38	674	901
	Appalachian Power Co.	4.400%	5/15/44	928	977

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Appalachian Power Co.	4.450%	6/1/45	534	565
[1]	Appalachian Power Co.	4.500%	3/1/49	1,521	1,633
[1]	Appalachian Power Co.	3.700%	5/1/50	1,493	1,443
	Arizona Public Service Co.	5.050%	9/1/41	957	1,072
	Arizona Public Service Co.	4.500%	4/1/42	1,496	1,613
	Arizona Public Service Co.	4.350%	11/15/45	485	506
	Arizona Public Service Co.	3.750%	5/15/46	700	686
	Arizona Public Service Co.	4.200%	8/15/48	1,257	1,290
	Arizona Public Service Co.	4.250%	3/1/49	1,186	1,239
	Arizona Public Service Co.	3.500%	12/1/49	338	313
	Arizona Public Service Co.	3.350%	5/15/50	285	257
	Arizona Public Service Co.	2.650%	9/15/50	460	370
	Atmos Energy Corp.	5.500%	6/15/41	440	530
	Atmos Energy Corp.	4.150%	1/15/43	918	958
	Atmos Energy Corp.	4.125%	10/15/44	328	343
	Atmos Energy Corp.	4.300%	10/1/48	275	299
	Atmos Energy Corp.	4.125%	3/15/49	1,542	1,655
	Atmos Energy Corp.	3.375%	9/15/49	2,641	2,506
	Atmos Energy Corp.	2.850%	2/15/52	2,025	1,752
	Avista Corp.	4.350%	6/1/48	598	665
	Baltimore Gas & Electric Co.	6.350%	10/1/36	1,130	1,520
	Baltimore Gas & Electric Co.	3.500%	8/15/46	835	819
[1]	Baltimore Gas & Electric Co.	3.750%	8/15/47	2,000	2,040
	Baltimore Gas & Electric Co.	4.250%	9/15/48	862	947
	Baltimore Gas & Electric Co.	3.200%	9/15/49	635	594
	Baltimore Gas & Electric Co.	2.900%	6/15/50	1,670	1,487
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,615	2,060
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	720	915
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	552	640
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	2,083	2,275
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	1,045	1,046
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	670	736
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	2,695	2,908
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	440	374
	Black Hills Corp.	4.350%	5/1/33	413	441
	Black Hills Corp.	4.200%	9/15/46	746	763
	Black Hills Corp.	3.875%	10/15/49	1,162	1,129
[1]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	415	552
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	952	957
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	439	497
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,010	1,075
[1]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	1,556	1,738
[1]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	1,462	1,311
[1]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,590	1,546
	CenterPoint Energy Inc.	3.700%	9/1/49	2,825	2,774
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	616	768
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	844	876
	Cleco Corporate Holdings LLC	4.973%	5/1/46	765	839
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,000	1,259
	CMS Energy Corp.	4.875%	3/1/44	717	823
	Commonwealth Edison Co.	5.900%	3/15/36	300	384
	Commonwealth Edison Co.	6.450%	1/15/38	540	724
	Commonwealth Edison Co.	4.600%	8/15/43	866	984
	Commonwealth Edison Co.	4.700%	1/15/44	896	1,033
	Commonwealth Edison Co.	3.700%	3/1/45	1,272	1,281

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth Edison Co.	4.350%	11/15/45	1,138	1,243
	Commonwealth Edison Co.	3.650%	6/15/46	898	903
[1]	Commonwealth Edison Co.	3.750%	8/15/47	2,310	2,344
	Commonwealth Edison Co.	4.000%	3/1/48	395	423
	Commonwealth Edison Co.	4.000%	3/1/49	1,490	1,587
[1]	Commonwealth Edison Co.	3.200%	11/15/49	780	729
	Commonwealth Edison Co.	3.000%	3/1/50	1,145	1,036
[1]	Commonwealth Edison Co.	3.125%	3/15/51	960	887
[1]	Commonwealth Edison Co.	2.750%	9/1/51	700	607
	Connecticut Light & Power Co.	4.300%	4/15/44	1,209	1,333
[1]	Connecticut Light & Power Co.	4.150%	6/1/45	437	472
	Connecticut Light & Power Co.	4.000%	4/1/48	1,275	1,366
[1]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	679	796
[1]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	998	1,223
[1]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	845	1,066
[1]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	405	523
[1]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,364	1,841
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	2,008	2,446
[1]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	2,046	2,130
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	762	762
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	2,678	2,883
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	2,304	2,476
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	963	957
[1]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,942	1,938
[1]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	895	994
[1]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	850	872
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	1,975	1,764
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	390	432
[1]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	475	502
[1]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,385	1,389
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,177	1,282
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	1,465	1,382
[1]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	680	563
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	2,175	2,036
	Constellation Energy Generation LLC	6.250%	10/1/39	1,550	1,807
	Constellation Energy Generation LLC	5.750%	10/1/41	1,662	1,877
	Constellation Energy Generation LLC	5.600%	6/15/42	1,316	1,445
	Consumers Energy Co.	3.250%	8/15/46	1,256	1,207
	Consumers Energy Co.	3.950%	7/15/47	900	952
	Consumers Energy Co.	4.050%	5/15/48	356	384
	Consumers Energy Co.	4.350%	4/15/49	963	1,090
	Consumers Energy Co.	3.750%	2/15/50	1,020	1,056
	Consumers Energy Co.	3.100%	8/15/50	1,099	1,036
	Consumers Energy Co.	3.500%	8/1/51	2,275	2,273
	Consumers Energy Co.	2.650%	8/15/52	1,395	1,202
	Consumers Energy Co.	2.500%	5/1/60	1,045	819
	Dayton Power & Light Co.	3.950%	6/15/49	752	779
	Delmarva Power & Light Co.	4.150%	5/15/45	1,671	1,772
[1]	Dominion Energy Inc.	6.300%	3/15/33	785	974
[1]	Dominion Energy Inc.	5.250%	8/1/33	619	718
[1]	Dominion Energy Inc.	5.950%	6/15/35	484	593
	Dominion Energy Inc.	7.000%	6/15/38	685	934
[1]	Dominion Energy Inc.	3.300%	4/15/41	1,890	1,766
[1]	Dominion Energy Inc.	4.900%	8/1/41	837	944
[1]	Dominion Energy Inc.	4.050%	9/15/42	959	976

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominion Energy Inc.	4.700%	12/1/44	1,411	1,588
[1]	Dominion Energy Inc.	4.600%	3/15/49	640	711
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,455	1,748
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	440	569
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,691	2,077
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	1,136	1,269
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	515	642
[1]	DTE Electric Co.	4.000%	4/1/43	325	347
	DTE Electric Co.	4.300%	7/1/44	1,972	2,173
	DTE Electric Co.	3.700%	3/15/45	1,464	1,495
	DTE Electric Co.	3.700%	6/1/46	1,812	1,866
	DTE Electric Co.	3.750%	8/15/47	1,310	1,349
[1]	DTE Electric Co.	4.050%	5/15/48	505	545
	DTE Electric Co.	3.950%	3/1/49	575	612
	DTE Electric Co.	2.950%	3/1/50	344	315
[1]	DTE Electric Co.	3.250%	4/1/51	1,075	1,026
	Duke Energy Carolinas LLC	6.450%	10/15/32	768	968
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,411	1,787
	Duke Energy Carolinas LLC	6.000%	1/15/38	306	391
	Duke Energy Carolinas LLC	6.050%	4/15/38	1,085	1,402
	Duke Energy Carolinas LLC	5.300%	2/15/40	1,188	1,439
	Duke Energy Carolinas LLC	4.250%	12/15/41	951	1,020
	Duke Energy Carolinas LLC	4.000%	9/30/42	1,290	1,352
	Duke Energy Carolinas LLC	3.750%	6/1/45	150	150
	Duke Energy Carolinas LLC	3.875%	3/15/46	1,715	1,771
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,605	1,615
	Duke Energy Carolinas LLC	3.950%	3/15/48	881	917
	Duke Energy Carolinas LLC	3.200%	8/15/49	958	899
	Duke Energy Carolinas LLC	3.450%	4/15/51	1,580	1,552
	Duke Energy Corp.	3.300%	6/15/41	2,640	2,429
	Duke Energy Corp.	3.750%	9/1/46	2,104	2,009
	Duke Energy Corp.	3.950%	8/15/47	1,127	1,108
	Duke Energy Corp.	4.200%	6/15/49	1,255	1,291
	Duke Energy Corp.	3.500%	6/15/51	1,525	1,401
	Duke Energy Florida LLC	6.350%	9/15/37	2,311	3,068
	Duke Energy Florida LLC	6.400%	6/15/38	341	456
	Duke Energy Florida LLC	5.650%	4/1/40	1,165	1,440
	Duke Energy Florida LLC	3.850%	11/15/42	875	897
	Duke Energy Florida LLC	3.400%	10/1/46	1,506	1,444
	Duke Energy Florida LLC	4.200%	7/15/48	1,396	1,526
	Duke Energy Florida LLC	3.000%	12/15/51	310	280
	Duke Energy Indiana LLC	6.120%	10/15/35	913	1,129
	Duke Energy Indiana LLC	6.350%	8/15/38	1,851	2,392
	Duke Energy Indiana LLC	6.450%	4/1/39	855	1,128
[1]	Duke Energy Indiana LLC	4.900%	7/15/43	1,318	1,491
	Duke Energy Indiana LLC	3.750%	5/15/46	1,745	1,777
[1]	Duke Energy Indiana LLC	3.250%	10/1/49	1,025	944
	Duke Energy Indiana LLC	2.750%	4/1/50	945	806
	Duke Energy Ohio Inc.	3.700%	6/15/46	100	100
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,498	1,645
	Duke Energy Progress LLC	6.300%	4/1/38	883	1,150
	Duke Energy Progress LLC	4.100%	5/15/42	1,354	1,426
	Duke Energy Progress LLC	4.100%	3/15/43	1,420	1,498
	Duke Energy Progress LLC	4.375%	3/30/44	921	1,016
	Duke Energy Progress LLC	4.150%	12/1/44	1,660	1,763

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	4.200%	8/15/45	698	748
	Duke Energy Progress LLC	3.700%	10/15/46	1,795	1,803
	Duke Energy Progress LLC	3.600%	9/15/47	1,265	1,253
	Duke Energy Progress LLC	2.500%	8/15/50	150	124
	Duke Energy Progress LLC	2.900%	8/15/51	1,675	1,508
[1]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	725	705
	El Paso Electric Co.	6.000%	5/15/35	944	1,177
	El Paso Electric Co.	5.000%	12/1/44	588	660
	Emera US Finance LP	4.750%	6/15/46	1,358	1,448
	Entergy Arkansas LLC	4.200%	4/1/49	1,238	1,346
	Entergy Arkansas LLC	2.650%	6/15/51	455	382
	Entergy Arkansas LLC	3.350%	6/15/52	1,625	1,534
	Entergy Corp.	3.750%	6/15/50	2,079	2,015
	Entergy Louisiana LLC	2.350%	6/15/32	1,360	1,285
	Entergy Louisiana LLC	4.000%	3/15/33	1,413	1,523
	Entergy Louisiana LLC	3.100%	6/15/41	1,135	1,076
	Entergy Louisiana LLC	4.200%	9/1/48	2,459	2,643
	Entergy Louisiana LLC	4.200%	4/1/50	1,521	1,648
	Entergy Louisiana LLC	2.900%	3/15/51	481	427
	Entergy Mississippi LLC	3.850%	6/1/49	1,852	1,917
	Entergy Texas Inc.	3.550%	9/30/49	1,395	1,324
	Essential Utilities Inc.	4.276%	5/1/49	880	937
	Essential Utilities Inc.	3.351%	4/15/50	956	881
	Evergy Kansas Central Inc.	4.125%	3/1/42	1,043	1,099
	Evergy Kansas Central Inc.	4.100%	4/1/43	1,264	1,336
	Evergy Kansas Central Inc.	4.250%	12/1/45	1,214	1,296
	Evergy Kansas Central Inc.	3.450%	4/15/50	733	704
	Evergy Metro Inc.	5.300%	10/1/41	335	407
	Evergy Metro Inc.	4.200%	6/15/47	1,660	1,807
	Evergy Metro Inc.	4.200%	3/15/48	916	992
[1]	Evergy Metro Inc.	4.125%	4/1/49	1,285	1,382
	Eversource Energy	3.450%	1/15/50	365	342
[1]	Exelon Corp.	4.950%	6/15/35	1,435	1,607
	Exelon Corp.	5.625%	6/15/35	1,040	1,236
	Exelon Corp.	5.100%	6/15/45	1,504	1,747
	Exelon Corp.	4.450%	4/15/46	1,515	1,644
	Exelon Corp.	4.700%	4/15/50	1,632	1,851
	Florida Power & Light Co.	5.625%	4/1/34	419	522
	Florida Power & Light Co.	4.950%	6/1/35	1,647	1,933
	Florida Power & Light Co.	5.650%	2/1/37	958	1,207
	Florida Power & Light Co.	5.950%	2/1/38	877	1,133
	Florida Power & Light Co.	5.960%	4/1/39	595	780
	Florida Power & Light Co.	5.690%	3/1/40	780	1,006
	Florida Power & Light Co.	5.250%	2/1/41	1,799	2,195
	Florida Power & Light Co.	4.125%	2/1/42	1,509	1,633
	Florida Power & Light Co.	4.050%	6/1/42	984	1,051
	Florida Power & Light Co.	3.800%	12/15/42	1,909	1,989
	Florida Power & Light Co.	4.050%	10/1/44	2,072	2,251
	Florida Power & Light Co.	3.700%	12/1/47	1,062	1,097
	Florida Power & Light Co.	3.950%	3/1/48	1,999	2,163
	Florida Power & Light Co.	4.125%	6/1/48	2,556	2,843
	Florida Power & Light Co.	3.990%	3/1/49	200	217
	Florida Power & Light Co.	3.150%	10/1/49	1,382	1,320
	Florida Power & Light Co.	2.875%	12/4/51	2,332	2,124
[1]	Georgia Power Co.	4.750%	9/1/40	1,526	1,660

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Power Co.	4.300%	3/15/42	2,393	2,499
	Georgia Power Co.	4.300%	3/15/43	553	570
[1]	Georgia Power Co.	3.700%	1/30/50	2,185	2,078
[1]	Georgia Power Co.	3.250%	3/15/51	375	335
	Iberdrola International BV	6.750%	7/15/36	1,315	1,798
[1]	Idaho Power Co.	4.200%	3/1/48	950	1,059
	Indiana Michigan Power Co.	6.050%	3/15/37	1,588	2,039
[1]	Indiana Michigan Power Co.	4.550%	3/15/46	933	1,032
[1]	Indiana Michigan Power Co.	3.750%	7/1/47	1,320	1,297
	Indiana Michigan Power Co.	4.250%	8/15/48	1,141	1,228
	Indiana Michigan Power Co.	3.250%	5/1/51	1,265	1,165
	Interstate Power & Light Co.	6.250%	7/15/39	254	338
	Interstate Power & Light Co.	3.700%	9/15/46	419	432
	Interstate Power & Light Co.	3.500%	9/30/49	525	511
	Interstate Power & Light Co.	3.100%	11/30/51	675	608
	ITC Holdings Corp.	5.300%	7/1/43	1,451	1,762
[1]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	857	990
	Kentucky Utilities Co.	5.125%	11/1/40	821	963
	Kentucky Utilities Co.	4.375%	10/1/45	465	505
	Kentucky Utilities Co.	3.300%	6/1/50	1,140	1,069
	Louisville Gas & Electric Co.	4.250%	4/1/49	2,224	2,418
[1]	MidAmerican Energy Co.	5.750%	11/1/35	958	1,206
[1]	MidAmerican Energy Co.	5.800%	10/15/36	1,200	1,524
	MidAmerican Energy Co.	4.800%	9/15/43	1,259	1,455
	MidAmerican Energy Co.	4.400%	10/15/44	1,309	1,457
	MidAmerican Energy Co.	4.250%	5/1/46	1,922	2,127
	MidAmerican Energy Co.	3.650%	8/1/48	1,031	1,047
	MidAmerican Energy Co.	4.250%	7/15/49	2,451	2,728
	MidAmerican Energy Co.	3.150%	4/15/50	270	255
	MidAmerican Energy Co.	2.700%	8/1/52	1,100	951
[1]	Mississippi Power Co.	4.250%	3/15/42	976	1,014
[1]	Mississippi Power Co.	3.100%	7/30/51	265	235
	National Grid USA	5.803%	4/1/35	702	829
[1]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	657	924
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,066	1,149
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	1,466	1,627
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	928	1,039
[1]	Nevada Power Co.	6.650%	4/1/36	1,830	2,460
[1]	Nevada Power Co.	6.750%	7/1/37	1,750	2,375
[1]	Nevada Power Co.	3.125%	8/1/50	2,149	1,941
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/52	1,255	1,085
	NiSource Inc.	5.950%	6/15/41	1,458	1,801
	NiSource Inc.	5.250%	2/15/43	756	858
	NiSource Inc.	4.800%	2/15/44	914	994
	NiSource Inc.	5.650%	2/1/45	1,100	1,304
	NiSource Inc.	4.375%	5/15/47	1,575	1,651
	NiSource Inc.	3.950%	3/30/48	2,107	2,067
	Northern States Power Co.	6.250%	6/1/36	290	383
	Northern States Power Co.	6.200%	7/1/37	610	815
	Northern States Power Co.	5.350%	11/1/39	507	633
	Northern States Power Co.	3.400%	8/15/42	830	820
	Northern States Power Co.	4.125%	5/15/44	803	866
	Northern States Power Co.	4.000%	8/15/45	970	1,036
	Northern States Power Co.	3.600%	5/15/46	1,199	1,206
	Northern States Power Co.	3.600%	9/15/47	447	451

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern States Power Co.	2.900%	3/1/50	756	685
	Northern States Power Co.	2.600%	6/1/51	770	659
	Northern States Power Co.	3.200%	4/1/52	715	690
	NorthWestern Corp.	4.176%	11/15/44	1,069	1,170
	NSTAR Electric Co.	5.500%	3/15/40	1,273	1,590
	NSTAR Electric Co.	4.400%	3/1/44	1,067	1,183
	Oglethorpe Power Corp.	5.950%	11/1/39	1,520	1,879
	Oglethorpe Power Corp.	5.375%	11/1/40	1,740	2,056
	Oglethorpe Power Corp.	5.050%	10/1/48	120	138
	Oglethorpe Power Corp.	5.250%	9/1/50	698	810
	Ohio Power Co.	4.150%	4/1/48	1,830	1,913
	Ohio Power Co.	4.000%	6/1/49	1,838	1,910
[1]	Ohio Power Co.	2.900%	10/1/51	605	518
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	855	917
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	656	695
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	429	570
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	845	1,155
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	500	731
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,145	1,394
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	992	1,119
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	765	943
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,647	1,685
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,393	1,443
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,670	1,822
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,797	1,880
[1]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,260	1,174
[2]	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	1,060	915
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	456	601
	ONE Gas Inc.	4.658%	2/1/44	375	426
	ONE Gas Inc.	4.500%	11/1/48	1,045	1,168
	Pacific Gas & Electric Co.	3.250%	6/1/31	62	58
	Pacific Gas & Electric Co.	4.400%	3/1/32	1,000	1,023
	Pacific Gas & Electric Co.	4.500%	7/1/40	5,070	4,797
	Pacific Gas & Electric Co.	3.300%	8/1/40	2,163	1,815
	Pacific Gas & Electric Co.	4.200%	6/1/41	2,905	2,665
	Pacific Gas & Electric Co.	4.750%	2/15/44	2,187	2,092
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,030	928
	Pacific Gas & Electric Co.	3.950%	12/1/47	2,194	1,906
	Pacific Gas & Electric Co.	4.950%	7/1/50	7,875	7,827
	Pacific Gas & Electric Co.	3.500%	8/1/50	3,440	2,833
	Pacific Gas & Electric Co.	5.250%	3/1/52	1,200	1,264
	PacifiCorp	5.250%	6/15/35	2,229	2,652
	PacifiCorp	6.100%	8/1/36	1,270	1,615
	PacifiCorp	5.750%	4/1/37	1,431	1,753
	PacifiCorp	6.250%	10/15/37	530	685
	PacifiCorp	6.350%	7/15/38	630	819
	PacifiCorp	6.000%	1/15/39	1,404	1,781
	PacifiCorp	4.100%	2/1/42	1,465	1,524
	PacifiCorp	4.125%	1/15/49	1,405	1,475
	PacifiCorp	4.150%	2/15/50	1,833	1,940
	PacifiCorp	3.300%	3/15/51	1,715	1,612
	PacifiCorp	2.900%	6/15/52	1,410	1,248
	PECO Energy Co.	5.950%	10/1/36	548	703
	PECO Energy Co.	4.150%	10/1/44	1,086	1,175
	PECO Energy Co.	3.900%	3/1/48	1,057	1,124

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PECO Energy Co.	3.000%	9/15/49	449	413
	PECO Energy Co.	2.800%	6/15/50	851	750
	PECO Energy Co.	3.050%	3/15/51	1,560	1,442
	PECO Energy Co.	2.850%	9/15/51	755	673
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	405	459
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	596	564
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	1,360	1,253
	Potomac Electric Power Co.	6.500%	11/15/37	438	596
	Potomac Electric Power Co.	4.150%	3/15/43	1,830	1,986
	PPL Electric Utilities Corp.	6.250%	5/15/39	428	570
	PPL Electric Utilities Corp.	4.750%	7/15/43	380	440
	PPL Electric Utilities Corp.	4.125%	6/15/44	685	735
	PPL Electric Utilities Corp.	4.150%	10/1/45	1,611	1,729
	PPL Electric Utilities Corp.	3.950%	6/1/47	1,035	1,079
	PPL Electric Utilities Corp.	4.150%	6/15/48	1,170	1,273
	PPL Electric Utilities Corp.	3.000%	10/1/49	825	759
	Progress Energy Inc.	6.000%	12/1/39	1,077	1,332
[1]	Public Service Co. of Colorado	6.250%	9/1/37	1,865	2,537
	Public Service Co. of Colorado	6.500%	8/1/38	486	677
	Public Service Co. of Colorado	3.600%	9/15/42	996	1,001
	Public Service Co. of Colorado	4.300%	3/15/44	810	882
	Public Service Co. of Colorado	3.800%	6/15/47	1,275	1,309
	Public Service Co. of Colorado	4.100%	6/15/48	519	558
	Public Service Co. of Colorado	4.050%	9/15/49	2,165	2,312
[1]	Public Service Co. of Colorado	3.200%	3/1/50	368	347
[1]	Public Service Co. of Colorado	2.700%	1/15/51	1,075	921
	Public Service Co. of New Hampshire	3.600%	7/1/49	1,649	1,670
[1]	Public Service Electric & Gas Co.	5.800%	5/1/37	460	586
[1]	Public Service Electric & Gas Co.	5.500%	3/1/40	1,100	1,366
[1]	Public Service Electric & Gas Co.	3.950%	5/1/42	815	876
[1]	Public Service Electric & Gas Co.	3.650%	9/1/42	1,013	1,029
[1]	Public Service Electric & Gas Co.	3.800%	1/1/43	510	529
[1]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,457	1,517
[1]	Public Service Electric & Gas Co.	3.600%	12/1/47	375	379
[1]	Public Service Electric & Gas Co.	4.050%	5/1/48	799	864
[1]	Public Service Electric & Gas Co.	3.850%	5/1/49	413	436
[1]	Public Service Electric & Gas Co.	3.200%	8/1/49	990	945
[1]	Public Service Electric & Gas Co.	3.150%	1/1/50	334	316
[1]	Public Service Electric & Gas Co.	2.700%	5/1/50	860	744
[1]	Public Service Electric & Gas Co.	2.050%	8/1/50	1,065	803
	Puget Sound Energy Inc.	6.274%	3/15/37	881	1,142
	Puget Sound Energy Inc.	5.757%	10/1/39	861	1,069
	Puget Sound Energy Inc.	5.795%	3/15/40	758	953
	Puget Sound Energy Inc.	5.638%	4/15/41	373	463
	Puget Sound Energy Inc.	4.300%	5/20/45	848	922
	Puget Sound Energy Inc.	4.223%	6/15/48	670	721
	Puget Sound Energy Inc.	3.250%	9/15/49	1,179	1,099
	Puget Sound Energy Inc.	2.893%	9/15/51	700	618
	San Diego Gas & Electric Co.	6.000%	6/1/39	944	1,202
	San Diego Gas & Electric Co.	4.500%	8/15/40	496	557
[1]	San Diego Gas & Electric Co.	3.750%	6/1/47	1,200	1,197
	San Diego Gas & Electric Co.	4.150%	5/15/48	595	639
[1]	San Diego Gas & Electric Co.	4.100%	6/15/49	1,275	1,349
[1]	San Diego Gas & Electric Co.	3.320%	4/15/50	1,130	1,062
[1]	San Diego Gas & Electric Co.	2.950%	8/15/51	1,160	1,040

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	SCE Recovery Funding LLC	2.943%	11/15/42	500	495
	Sempra Energy	3.800%	2/1/38	1,848	1,881
	Sempra Energy	6.000%	10/15/39	339	431
	Sempra Energy	4.000%	2/1/48	2,175	2,196
	Southern California Edison Co.	6.000%	1/15/34	848	1,040
[1]	Southern California Edison Co.	5.750%	4/1/35	1,152	1,376
[1]	Southern California Edison Co.	5.350%	7/15/35	1,445	1,675
	Southern California Edison Co.	5.625%	2/1/36	1,923	2,235
[1]	Southern California Edison Co.	5.550%	1/15/37	946	1,105
[1]	Southern California Edison Co.	5.950%	2/1/38	1,009	1,212
	Southern California Edison Co.	6.050%	3/15/39	1,244	1,508
	Southern California Edison Co.	5.500%	3/15/40	1,639	1,891
	Southern California Edison Co.	4.500%	9/1/40	1,411	1,469
	Southern California Edison Co.	4.050%	3/15/42	500	495
[1]	Southern California Edison Co.	3.900%	3/15/43	1,583	1,528
	Southern California Edison Co.	4.650%	10/1/43	457	488
[1]	Southern California Edison Co.	3.600%	2/1/45	2,714	2,525
	Southern California Edison Co.	4.000%	4/1/47	2,007	1,975
[1]	Southern California Edison Co.	4.125%	3/1/48	653	657
[1]	Southern California Edison Co.	4.875%	3/1/49	1,596	1,746
	Southern California Edison Co.	3.650%	2/1/50	2,703	2,555
[1]	Southern California Edison Co.	2.950%	2/1/51	530	447
[1]	Southern California Edison Co.	3.650%	6/1/51	1,305	1,238
	Southern California Edison Co.	3.450%	2/1/52	1,200	1,105
	Southern California Gas Co.	5.125%	11/15/40	495	592
	Southern California Gas Co.	3.750%	9/15/42	1,058	1,066
[1]	Southern California Gas Co.	4.125%	6/1/48	1,238	1,322
[1]	Southern California Gas Co.	4.300%	1/15/49	1,475	1,620
[1]	Southern California Gas Co.	3.950%	2/15/50	805	850
	Southern Co.	4.250%	7/1/36	1,479	1,553
	Southern Co.	4.400%	7/1/46	3,100	3,246
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	1,578	1,981
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	2,612	2,711
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	1,035	1,019
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,503	1,583
	Southern Power Co.	5.150%	9/15/41	823	916
	Southern Power Co.	5.250%	7/15/43	210	237
[1]	Southern Power Co.	4.950%	12/15/46	867	955
	Southwest Gas Corp.	3.800%	9/29/46	755	751
	Southwest Gas Corp.	4.150%	6/1/49	1,120	1,159
	Southwestern Electric Power Co.	6.200%	3/15/40	757	961
[1]	Southwestern Electric Power Co.	3.900%	4/1/45	1,424	1,393
[1]	Southwestern Electric Power Co.	3.850%	2/1/48	927	899
	Southwestern Electric Power Co.	3.250%	11/1/51	1,720	1,519
	Southwestern Public Service Co.	4.500%	8/15/41	520	576
	Southwestern Public Service Co.	3.400%	8/15/46	260	251
	Southwestern Public Service Co.	3.700%	8/15/47	900	905
[1]	Southwestern Public Service Co.	4.400%	11/15/48	710	793
	Southwestern Public Service Co.	3.750%	6/15/49	1,058	1,096
[1]	Southwestern Public Service Co.	3.150%	5/1/50	758	709
	Tampa Electric Co.	4.100%	6/15/42	1,170	1,235
	Tampa Electric Co.	4.350%	5/15/44	250	274
	Tampa Electric Co.	4.300%	6/15/48	804	891
	Tampa Electric Co.	4.450%	6/15/49	507	579
	Tampa Electric Co.	3.625%	6/15/50	1,220	1,236

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa Electric Co.	3.450%	3/15/51	1,000	972
	Toledo Edison Co.	6.150%	5/15/37	926	1,174
	Tucson Electric Power Co.	3.250%	5/15/32	700	708
	Tucson Electric Power Co.	4.850%	12/1/48	1,000	1,152
	Tucson Electric Power Co.	4.000%	6/15/50	1,080	1,102
	Union Electric Co.	2.150%	3/15/32	1,073	1,013
	Union Electric Co.	5.300%	8/1/37	398	477
	Union Electric Co.	3.900%	9/15/42	1,770	1,839
	Union Electric Co.	3.650%	4/15/45	1,712	1,719
	Union Electric Co.	4.000%	4/1/48	1,179	1,260
	Union Electric Co.	3.250%	10/1/49	1,805	1,732
	Union Electric Co.	2.625%	3/15/51	415	359
	Veolia Environnement SA	6.750%	6/1/38	772	1,072
	Virginia Electric & Power Co.	2.400%	3/30/32	1,350	1,288
[1]	Virginia Electric & Power Co.	6.000%	1/15/36	902	1,149
[1]	Virginia Electric & Power Co.	6.000%	5/15/37	1,261	1,623
	Virginia Electric & Power Co.	6.350%	11/30/37	1,428	1,924
	Virginia Electric & Power Co.	8.875%	11/15/38	199	326
	Virginia Electric & Power Co.	4.000%	1/15/43	1,654	1,750
[1]	Virginia Electric & Power Co.	4.650%	8/15/43	2,656	2,997
	Virginia Electric & Power Co.	4.450%	2/15/44	1,094	1,218
[1]	Virginia Electric & Power Co.	4.200%	5/15/45	2,115	2,286
[1]	Virginia Electric & Power Co.	4.000%	11/15/46	1,087	1,145
[1]	Virginia Electric & Power Co.	3.800%	9/15/47	1,138	1,173
	Virginia Electric & Power Co.	4.600%	12/1/48	1,800	2,096
	Virginia Electric & Power Co.	3.300%	12/1/49	1,615	1,555
	Virginia Electric & Power Co.	2.450%	12/15/50	455	373
	Virginia Electric & Power Co.	2.950%	11/15/51	2,135	1,936
[1]	Washington Gas Light Co.	3.796%	9/15/46	888	926
[1]	Washington Gas Light Co.	3.650%	9/15/49	1,188	1,214
	Wisconsin Electric Power Co.	5.625%	5/15/33	562	678
	Wisconsin Electric Power Co.	5.700%	12/1/36	390	492
	Wisconsin Electric Power Co.	4.300%	10/15/48	1,305	1,439
	Wisconsin Power & Light Co.	6.375%	8/15/37	499	659
	Wisconsin Power & Light Co.	3.650%	4/1/50	1,930	1,954
	Wisconsin Public Service Corp.	3.671%	12/1/42	969	977
	Wisconsin Public Service Corp.	4.752%	11/1/44	1,238	1,433
	Wisconsin Public Service Corp.	3.300%	9/1/49	365	346
	Wisconsin Public Service Corp.	2.850%	12/1/51	500	439
	Xcel Energy Inc.	2.350%	11/15/31	625	589
	Xcel Energy Inc.	6.500%	7/1/36	860	1,135
	Xcel Energy Inc.	3.500%	12/1/49	978	929
					631,251
Total Corporate Bonds (Cost $5,811,389)					5,275,561

Long-Term Corporate Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[4]	Vanguard Market Liquidity Fund (Cost $16,552)	0.138%	165,550	16,553
Total Investments (99.2%) (Cost $5,856,742)				5,320,952
Other Assets and Liabilities—Net (0.8%)				42,433
Net Assets (100%)				5,363,385
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, the aggregate value was $107,156,000, representing 2.0% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2022.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Long U.S. Treasury Bond	June 2022	(12)	(1,880)	(11)

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,840,190)	5,304,399
Affiliated Issuers (Cost $16,552)	16,553
Total Investments in Securities	5,320,952
Investment in Vanguard	177
Cash	373
Cash Collateral Received for ETF Capital Activity	8,169
Receivables for Investment Securities Sold	72,546
Receivables for Accrued Income	59,978
Receivables for Capital Shares Issued	449
Total Assets	5,462,644
Liabilities
Payables for Investment Securities Purchased	90,369
Collateral for ETF Capital Activity	8,169
Payables for Capital Shares Redeemed	319
Payables for Distributions	182
Payables to Vanguard	79
Variation Margin Payable—Futures Contracts	141
Total Liabilities	99,259
Net Assets	5,363,385

Long-Term Corporate Bond Index Fund
Statement of Assets and Liabilities (continued)
At February 28, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	5,936,495
Total Distributable Earnings (Loss)	(573,110)
Net Assets	5,363,385

ETF Shares—Net Assets
Applicable to 49,332,221 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,770,821
Net Asset Value Per Share—ETF Shares	$96.71

Admiral Shares—Net Assets
Applicable to 10,954,086 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	283,917
Net Asset Value Per Share—Admiral Shares	$25.92

Institutional Shares—Net Assets
Applicable to 9,596,646 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	308,647
Net Asset Value Per Share—Institutional Shares	$32.16
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Interest[1]	90,713
Total Income	90,713
Expenses
The Vanguard Group—Note B
Investment Advisory Services	55
Management and Administrative—ETF Shares	771
Management and Administrative—Admiral Shares	87
Management and Administrative—Institutional Shares	69
Marketing and Distribution—ETF Shares	97
Marketing and Distribution—Admiral Shares	10
Marketing and Distribution—Institutional Shares	6
Custodian Fees	57
Shareholders’ Reports—ETF Shares	61
Shareholders’ Reports—Admiral Shares	3
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Other Expenses	11
Total Expenses	1,229
Net Investment Income	89,484
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	2,605
Futures Contracts	(601)
Realized Net Gain (Loss)	2,004
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(640,149)
Futures Contracts	(11)
Change in Unrealized Appreciation (Depreciation)	(640,160)
Net Increase (Decrease) in Net Assets Resulting from Operations	(548,672)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,000, ($4,000), $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $7,293,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	89,484	191,927
Realized Net Gain (Loss)	2,004	318,126
Change in Unrealized Appreciation (Depreciation)	(640,160)	(264,772)
Net Increase (Decrease) in Net Assets Resulting from Operations	(548,672)	245,281
Distributions
ETF Shares	(81,809)	(171,844)
Admiral Shares	(4,669)	(10,118)
Institutional Shares	(5,068)	(8,735)
Total Distributions	(91,546)	(190,697)
Capital Share Transactions
ETF Shares	(176,100)	255,122
Admiral Shares	3,708	(9,215)
Institutional Shares	5,216	68,703
Net Increase (Decrease) from Capital Share Transactions	(167,176)	314,610
Total Increase (Decrease)	(807,394)	369,194
Net Assets
Beginning of Period	6,170,779	5,801,585
End of Period	5,363,385	6,170,779
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$108.31	$107.01	$102.86	$88.35	$94.07	$96.37
Investment Operations
Net Investment Income[1]	1.593	3.294	3.701	3.936	3.880	3.897
Net Realized and Unrealized Gain (Loss) on Investments[2]	(11.553)	1.288	4.189	14.458	(5.722)	(2.356)
Total from Investment Operations	(9.960)	4.582	7.890	18.394	(1.842)	1.541
Distributions
Dividends from Net Investment Income	(1.640)	(3.282)	(3.740)	(3.884)	(3.878)	(3.841)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.640)	(3.282)	(3.740)	(3.884)	(3.878)	(3.841)
Net Asset Value, End of Period	$96.71	$108.31	$107.01	$102.86	$88.35	$94.07
Total Return	-9.32%	4.39%	7.90%	21.60%	-2.01%	1.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,771	$5,517	$5,214	$4,074	$2,509	$2,098
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.05%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.07%	3.10%	3.60%	4.36%	4.26%	4.27%
Portfolio Turnover Rate[3]	16%	36%	62%	47%	48%	56%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.03, $.00, $.00, $.09, and $.09.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$29.03	$28.68	$27.55	$23.65	$25.18	$25.79
Investment Operations
Net Investment Income[1]	.424	.877	.988	1.053	1.043	1.047
Net Realized and Unrealized Gain (Loss) on Investments[2]	(3.106)	.345	1.125	3.895	(1.536)	(.625)
Total from Investment Operations	(2.682)	1.222	2.113	4.948	(.493)	.422
Distributions
Dividends from Net Investment Income	(.428)	(.872)	(.983)	(1.048)	(1.037)	(1.032)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.428)	(.872)	(.983)	(1.048)	(1.037)	(1.032)
Net Asset Value, End of Period	$25.92	$29.03	$28.68	$27.55	$23.65	$25.18
Total Return[3]	-9.33%	4.37%	7.87%	21.64%	-2.00%	1.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$284	$314	$320	$256	$186	$161
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.04%	3.08%	3.58%	4.34%	4.26%	4.27%
Portfolio Turnover Rate[4]	16%	36%	62%	47%	48%	56%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.01, $.00, $.00,$.03, and $.02.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$36.02	$35.59	$34.18	$29.36	$31.25	$32.02
Investment Operations
Net Investment Income[1]	.529	1.095	1.250	1.314	1.299	1.306
Net Realized and Unrealized Gain (Loss) on Investments[2]	(3.854)	.425	1.387	4.812	(1.895)	(.790)
Total from Investment Operations	(3.325)	1.520	2.637	6.126	(.596)	.516
Distributions
Dividends from Net Investment Income	(.535)	(1.090)	(1.227)	(1.306)	(1.294)	(1.286)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.535)	(1.090)	(1.227)	(1.306)	(1.294)	(1.286)
Net Asset Value, End of Period	$32.16	$36.02	$35.59	$34.18	$29.36	$31.25
Total Return[3]	-9.33%	4.37%	7.91%	21.58%	-1.95%	1.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$309	$340	$268	$541	$786	$528
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.06%	3.09%	3.68%	4.36%	4.28%	4.29%
Portfolio Turnover Rate[4]	16%	36%	62%	47%	48%	56%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.01, $.00, $.00, $.03, and $.03.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Notes to Financial Statements
Vanguard Long-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Long-Term Corporate Bond Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the

Long-Term Corporate Bond Index Fund
conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $177,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Long-Term Corporate Bond Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	28,838	—	28,838
Corporate Bonds	—	5,275,561	—	5,275,561
Temporary Cash Investments	16,553	—	—	16,553
Total	16,553	5,304,399	—	5,320,952

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	11	—	—	11
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,858,637
Gross Unrealized Appreciation	13,947
Gross Unrealized Depreciation	(551,643)
Net Unrealized Appreciation (Depreciation)	(537,696)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $48,954,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $2,384,372,000 of investment securities and sold $2,548,107,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $470,840,000 and $458,599,000, respectively. Purchases and sales include $1,867,086,000 and $2,093,096,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $66,130,000 and sales were $189,306,000, resulting in net realized loss of $5,824,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Long-Term Corporate Bond Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	1,944,255	18,900	5,694,795	53,910
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,120,355)	(20,500)	(5,439,673)	(51,700)
Net Increase (Decrease)—ETF Shares	(176,100)	(1,600)	255,122	2,210
Admiral Shares
Issued[1]	33,093	1,177	114,076	3,986
Issued in Lieu of Cash Distributions	3,483	125	7,862	276
Redeemed	(32,868)	(1,182)	(131,153)	(4,585)
Net Increase (Decrease)—Admiral Shares	3,708	120	(9,215)	(323)
Institutional Shares
Issued[1]	7,709	233	79,701	2,217
Issued in Lieu of Cash Distributions	5,068	147	8,735	247
Redeemed	(7,561)	(214)	(19,733)	(566)
Net Increase (Decrease)—Institutional Shares	5,216	166	68,703	1,898
1	Includes purchase fees for fiscal 2022 and 2021 of $24,000 and $1,995,000, respectively (fund totals).
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.

Mortgage-Backed Securities Index Fund
Distribution by Stated Maturity
As of February 28, 2022
0 - 10 Years	2.7%
10 - 20 Years	17.9
20 - 30 Years	75.4
30 - 40 Years	4.0
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Mortgage-Backed Securities Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (100.1%)
Conventional Mortgage-Backed Securities (100.1%)
[1,2]	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	6,066	6,028
[1,2]	Freddie Mac Gold Pool	2.500%	5/1/22–2/1/43	92,327	93,546
[1,2]	Freddie Mac Gold Pool	3.000%	1/1/26–6/1/49	314,113	321,571
[1,2]	Freddie Mac Gold Pool	3.500%	9/1/25–2/1/49	295,224	307,016
[1,2]	Freddie Mac Gold Pool	4.000%	3/1/24–6/1/49	169,347	179,552
[1,2]	Freddie Mac Gold Pool	4.500%	3/1/23–11/1/48	89,642	96,581
[1,2]	Freddie Mac Gold Pool	5.000%	3/1/23–11/1/48	31,399	34,880
[1,2]	Freddie Mac Gold Pool	5.500%	7/1/22–6/1/41	25,635	28,980
[1,2]	Freddie Mac Gold Pool	6.000%	11/1/28–5/1/40	16,235	18,888
[1,2]	Freddie Mac Gold Pool	6.500%	10/1/28–9/1/39	1,398	1,569
[1,2]	Freddie Mac Gold Pool	7.000%	7/1/28–12/1/38	120	136
[1]	Ginnie Mae I Pool	2.500%	6/15/27–6/15/28	197	201
[1]	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	14,449	14,847
[1,3]	Ginnie Mae I Pool	3.500%	2/15/26–9/15/49	25,001	26,268
[1]	Ginnie Mae I Pool	4.000%	7/15/24–6/15/49	17,001	18,369
[1]	Ginnie Mae I Pool	4.500%	8/15/33–7/15/49	24,448	27,284
[1]	Ginnie Mae I Pool	5.000%	3/15/34–4/15/41	10,186	11,589
[1]	Ginnie Mae I Pool	6.000%	4/15/28–5/15/41	1,075	1,209
[1]	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	75	85
[1]	Ginnie Mae I Pool	7.000%	10/15/27	2	2
[1]	Ginnie Mae II Pool	1.500%	2/20/51–12/20/51	18,894	17,762
[1,3,4]	Ginnie Mae II Pool	2.000%	8/20/50–3/15/52	741,200	726,002
[1,3,4]	Ginnie Mae II Pool	2.500%	6/20/27–3/15/52	699,118	700,296
[1,4]	Ginnie Mae II Pool	3.000%	10/20/26–3/15/52	726,038	741,296
[1,3,4]	Ginnie Mae II Pool	3.500%	12/20/25–3/15/52	521,587	544,632
[1]	Ginnie Mae II Pool	4.000%	9/20/25–7/20/51	259,599	273,983
[1]	Ginnie Mae II Pool	4.500%	2/20/39–7/20/50	132,796	141,555
[1]	Ginnie Mae II Pool	5.000%	2/20/39–12/20/49	42,854	47,486
[1]	Ginnie Mae II Pool	5.500%	2/20/49–7/20/49	772	852
[1]	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	2,615	3,029
[1]	Ginnie Mae II Pool	6.500%	10/20/28–9/20/40	399	463
[1]	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	36	42
[1,2,4]	UMBS Pool	1.500%	7/1/35–3/25/52	986,605	934,087
[1,2,4]	UMBS Pool	2.000%	4/1/23–3/25/52	4,093,324	3,957,112
[1,2,4]	UMBS Pool	2.500%	3/1/27–3/25/52	2,857,273	2,834,326
[1,2,4]	UMBS Pool	3.000%	11/1/25–3/25/52	1,638,417	1,668,373
[1,2,4]	UMBS Pool	3.500%	8/1/25–3/25/52	947,087	984,553
[1,2,4]	UMBS Pool	4.000%	4/1/24–3/25/52	665,403	704,662
[1,2]	UMBS Pool	4.500%	4/1/23–1/1/51	298,755	320,788

Mortgage-Backed Securities Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	UMBS Pool	5.000%	1/1/23–3/1/50	113,203	124,974
[1,2]	UMBS Pool	5.500%	2/1/23–6/1/49	48,845	54,939
[1,2]	UMBS Pool	6.000%	5/1/23–6/1/41	28,224	32,827
[1,2]	UMBS Pool	6.500%	12/1/28–10/1/39	3,961	4,516
[1,2]	UMBS Pool	7.000%	12/1/22–10/1/37	289	338
					16,007,494
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	1.671%	12/1/41	22	23
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	1.560%	9/1/37	10	10
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.470%	1.790%	3/1/43	114	117
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.301%	7/1/43	306	314
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.601%	1.851%	10/1/37	22	22
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.606%	1.890%	6/1/43	29	30
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	2.127%	3/1/38	3	3
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.670%	1.920%	10/1/42	48	50
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.680%	1.945%	8/1/39	19	20
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.940%	10/1/39–9/1/42	156	161
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	1.950%	12/1/40	45	46
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.709%	2.078%	5/1/42	16	17
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.755%	2.011%	11/1/39	6	6
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.769%	2.110%	5/1/42	9	10
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	2.135%	8/1/42	45	47
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.799%	2.057%	3/1/42	24	25
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.803%	2.053%	9/1/40	41	43
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.055%	11/1/41	28	29
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.060%	10/1/40–12/1/40	3	3
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.063%	11/1/41	6	6
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.074%	1/1/42	33	35
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.065%	11/1/40–12/1/41	24	25
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.066%	5/1/41	14	14
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	2.207%	3/1/41	34	35
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.821%	2.077%	2/1/42	33	34
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.308%	4/1/41	17	18
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.832%	2.156%	2/1/41	1	1
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	2.107%	1/1/40	1	1
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.839%	2.089%	12/1/39	35	36
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.864%	2.114%	5/1/40	1	1
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.914%	2.164%	4/1/37	3	3
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	1.890%	11/1/43	54	56
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	1.910%	10/1/37	2	2
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.017%	2/1/37	9	10
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	1.995%	12/1/40	9	10
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.840%	2.090%	6/1/37	20	21
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.845%	2.139%	2/1/42	7	8
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.130%	6/1/41	14	15
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.132%	6/1/40	7	7
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.895%	2.145%	9/1/40	14	15

Mortgage-Backed Securities Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.149%	12/1/39	5	5
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.150%	6/1/40	5	5
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.285%	2/1/41	31	32
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.460%	3/1/38	5	5
[1,5]	Ginnie Mae II Pool, 1 YR CMT + 1.500%	1.625%	7/20/41–8/20/41	40	41
[1,5]	Ginnie Mae II Pool, 1 YR CMT + 1.500%	1.750%	11/20/40–12/20/42	133	136
[1,5]	Ginnie Mae II Pool, 1 YR CMT + 1.500%	1.875%	4/20/41	2	2
[1,5]	Ginnie Mae II Pool, 1 YR CMT + 1.500%	2.000%	1/20/41–2/20/41	121	126
[1,5]	Ginnie Mae II Pool, 1 YR CMT + 2.000%	2.250%	11/20/40	3	3
[1,5]	Ginnie Mae II Pool, 1 YR CMT + 2.000%	2.375%	5/20/41	1	1
					1,685
Total U.S. Government and Agency Obligations (Cost $16,420,870)					16,009,179
				Shares
Temporary Cash Investments (3.6%)
Money Market Fund (3.6%)
[6]	Vanguard Market Liquidity Fund (Cost $579,265)	0.138%		5,795,486	579,491
Total Investments (103.7%) (Cost $17,000,135)					16,588,670
Other Assets and Liabilities—Net (-3.7%)					(587,105)
Net Assets (100%)					16,001,565
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Securities with a value of $4,893,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2022.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1 YR—1-year.
12M—12-month.
CMT—Constant Maturing Treasury Rate.
LIBOR—London Interbank Offered Rate.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Mortgage-Backed Securities Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	June 2022	(520)	(61,506)	(393)

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $16,420,870)	16,009,179
Affiliated Issuers (Cost $579,265)	579,491
Total Investments in Securities	16,588,670
Investment in Vanguard	556
Cash Collateral Pledged—Futures Contracts	550
Receivables for Investment Securities Sold	67,133
Receivables for Accrued Income	34,985
Receivables for Capital Shares Issued	905
Total Assets	16,692,799
Liabilities
Due to Custodian	697
Payables for Investment Securities Purchased	636,782
Payables for Capital Shares Redeemed	52,661
Payables for Distributions	459
Payables to Vanguard	242
Variation Margin Payable—Futures Contracts	393
Total Liabilities	691,234
Net Assets	16,001,565

Mortgage-Backed Securities Index Fund
Statement of Assets and Liabilities (continued)
At February 28, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	16,447,103
Total Distributable Earnings (Loss)	(445,538)
Net Assets	16,001,565

ETF Shares—Net Assets
Applicable to 281,071,951 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,462,238
Net Asset Value Per Share—ETF Shares	$51.45

Admiral Shares—Net Assets
Applicable to 68,393,951 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,406,099
Net Asset Value Per Share—Admiral Shares	$20.56

Institutional Shares—Net Assets
Applicable to 4,782,181 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	133,228
Net Asset Value Per Share—Institutional Shares	$27.86
See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Interest[1]	106,142
Total Income	106,142
Expenses
The Vanguard Group—Note B
Investment Advisory Services	160
Management and Administrative—ETF Shares	2,154
Management and Administrative—Admiral Shares	396
Management and Administrative—Institutional Shares	26
Marketing and Distribution—ETF Shares	250
Marketing and Distribution—Admiral Shares	45
Marketing and Distribution—Institutional Shares	3
Custodian Fees	64
Shareholders’ Reports—ETF Shares	370
Shareholders’ Reports—Admiral Shares	32
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	4
Other Expenses	8
Total Expenses	3,512
Net Investment Income	102,630
Realized Net Gain (Loss) on Investment Securities Sold[1]	(40,604)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(604,780)
Futures Contracts	(393)
Change in Unrealized Appreciation (Depreciation)	(605,173)
Net Increase (Decrease) in Net Assets Resulting from Operations	(543,147)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $495,000, ($14,000), $31,000, and ($178,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	102,630	161,830
Realized Net Gain (Loss)	(40,604)	(11,804)
Change in Unrealized Appreciation (Depreciation)	(605,173)	(200,070)
Net Increase (Decrease) in Net Assets Resulting from Operations	(543,147)	(50,044)
Distributions
ETF Shares	(88,186)	(172,665)
Admiral Shares	(8,541)	(15,250)
Institutional Shares	(772)	(2,046)
Total Distributions	(97,499)	(189,961)
Capital Share Transactions
ETF Shares	(12,053)	3,630,070
Admiral Shares	42,530	278,308
Institutional Shares	15,821	(45,377)
Net Increase (Decrease) from Capital Share Transactions	46,298	3,863,001
Total Increase (Decrease)	(594,348)	3,622,996
Net Assets
Beginning of Period	16,595,913	12,972,917
End of Period	16,001,565	16,595,913
See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$53.47	$54.36	$53.26	$51.38	$53.00	$53.79
Investment Operations
Net Investment Income[1]	.326	.581	1.197	1.564	1.325	1.059
Net Realized and Unrealized Gain (Loss) on Investments	(2.039)	(.768)	1.146	1.859	(1.683)	(.682)
Total from Investment Operations	(1.713)	(.187)	2.343	3.423	(.358)	.377
Distributions
Dividends from Net Investment Income	(.307)	(.594)	(1.243)	(1.543)	(1.262)	(1.004)
Distributions from Realized Capital Gains	—	(.109)	—	—	—	(.163)
Total Distributions	(.307)	(.703)	(1.243)	(1.543)	(1.262)	(1.167)
Net Asset Value, End of Period	$51.45	$53.47	$54.36	$53.26	$51.38	$53.00
Total Return	-3.22%	-0.35%	4.45%	6.80%	-0.67%	0.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,462	$15,055	$11,643	$10,316	$7,193	$4,252
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.05%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.25%	1.08%	2.22%	3.01%	2.56%	2.00%
Portfolio Turnover Rate[2]	98%	316%	218%	190%	279%	339%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes 64%, 237%, 11%, 34%, 78%, and 133%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$21.37	$21.72	$21.26	$20.51	$21.17	$21.49
Investment Operations
Net Investment Income[1]	.128	.211	.470	.622	.528	.413
Net Realized and Unrealized Gain (Loss) on Investments	(.812)	(.292)	.463	.742	(.674)	(.258)
Total from Investment Operations	(.684)	(.081)	.933	1.364	(.146)	.155
Distributions
Dividends from Net Investment Income	(.126)	(.225)	(.473)	(.614)	(.514)	(.410)
Distributions from Realized Capital Gains	—	(.044)	—	—	—	(.065)
Total Distributions	(.126)	(.269)	(.473)	(.614)	(.514)	(.475)
Net Asset Value, End of Period	$20.56	$21.37	$21.72	$21.26	$20.51	$21.17
Total Return[2]	-3.21%	-0.38%	4.43%	6.77%	-0.68%	0.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,406	$1,419	$1,159	$841	$725	$527
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.22%	0.98%	2.18%	2.99%	2.56%	2.00%
Portfolio Turnover Rate[3]	98%	316%	218%	190%	279%	339%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 64%, 237%, 11%, 34%, 78%, and 133%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$28.96	$29.44	$28.81	$27.79	$28.69	$29.12
Investment Operations
Net Investment Income[1]	.179	.393	.641	.846	.721	.571
Net Realized and Unrealized Gain (Loss) on Investments	(1.105)	(.503)	.636	1.011	(.920)	(.353)
Total from Investment Operations	(.926)	(.110)	1.277	1.857	(.199)	.218
Distributions
Dividends from Net Investment Income	(.174)	(.311)	(.647)	(.837)	(.701)	(.560)
Distributions from Realized Capital Gains	—	(.059)	—	—	—	(.088)
Total Distributions	(.174)	(.370)	(.647)	(.837)	(.701)	(.648)
Net Asset Value, End of Period	$27.86	$28.96	$29.44	$28.81	$27.79	$28.69
Total Return	-3.21%	-0.38%	4.48%	6.80%	-0.68%	0.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$133	$122	$171	$119	$70	$52
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.26%	1.35%	2.20%	3.01%	2.58%	2.02%
Portfolio Turnover Rate[2]	98%	316%	218%	190%	279%	339%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes 64%, 237%, 11%, 34%, 78%, and 133%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund
Notes to Financial Statements
Vanguard Mortgage-Backed Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Mortgage-Backed Securities Index Fund
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Mortgage-Backed Securities Index Fund
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Mortgage-Backed Securities Index Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $556,000, representing less than 0.01% of the fund’s net assets and 0.22% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Mortgage-Backed Securities Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	16,009,179	—	16,009,179
Temporary Cash Investments	579,491	—	—	579,491
Total	579,491	16,009,179	—	16,588,670

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	393	—	—	393
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,013,371
Gross Unrealized Appreciation	72,569
Gross Unrealized Depreciation	(497,663)
Net Unrealized Appreciation (Depreciation)	(425,094)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $3,869,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $16,459,990,000 of investment securities and sold $16,340,643,000 of investment securities, other than temporary cash investments.

Mortgage-Backed Securities Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,101,907	20,830	4,732,739	87,937
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,113,960)	(21,325)	(1,102,669)	(20,550)
Net Increase (Decrease)—ETF Shares	(12,053)	(495)	3,630,070	67,387
Admiral Shares
Issued	205,368	9,763	811,357	37,785
Issued in Lieu of Cash Distributions	6,420	306	10,095	470
Redeemed	(169,258)	(8,059)	(543,144)	(25,236)
Net Increase (Decrease)—Admiral Shares	42,530	2,010	278,308	13,019
Institutional Shares
Issued	29,422	1,028	48,026	1,650
Issued in Lieu of Cash Distributions	772	27	1,521	52
Redeemed	(14,373)	(500)	(94,924)	(3,272)
Net Increase (Decrease)—Institutional Shares	15,821	555	(45,377)	(1,570)
At February 28, 2022, one shareholder was the record or beneficial owner of 33% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q16422 042022

Semiannual Report  |  February 28, 2022
Vanguard Total Corporate Bond ETF

Contents
About Your Fund's Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The Total Corporate Bond ETF has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Total Corporate Bond ETF.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2022
Total Corporate Bond ETF	Beginning Account Value 8/31/2021	Ending Account Value 2/28/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$ 941.00	$0.19
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.60	0.20
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying fundś annualized expense figure for that period is 0.04%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Total Corporate Bond ETF
Underlying Vanguard Funds
As of February 28, 2022
Vanguard Long-Term Corporate Bond ETF	38.0%
Vanguard Short-Term Corporate Bond ETF	33.8
Vanguard Intermediate-Term Corporate Bond ETF	28.2
The table reflects the fund's investments, except for short-term investments.
3

Total Corporate Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Bond Funds (100.0%)
Vanguard Long-Term Corporate Bond ETF	2,479,402	240,750
Vanguard Short-Term Corporate Bond ETF	2,691,105	214,293
Vanguard Intermediate-Term Corporate Bond ETF	2,013,163	179,111
Total Investment Companies (Cost $681,653)		634,154
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.138% (Cost $208)	2,079	208
Total Investments (100.0%) (Cost $681,861)		634,362
Other Assets and Liabilities—Net (0.0%)		(1)
Net Assets (100%)		634,361
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total Corporate Bond ETF
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $681,861)	634,362
Receivables for Investment Securities Sold	782
Total Assets	635,144
Liabilities
Payables for Investment Securities Purchased	783
Total Liabilities	783
Net Assets	634,361
At February 28, 2022, net assets consisted of:

Paid-in Capital	682,180
Total Distributable Earnings (Loss)	(47,819)
Net Assets	634,361

Net Assets
Applicable to 7,370,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	634,361
Net Asset Value Per Share	$86.07
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total Corporate Bond ETF
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	8,123
Net Investment Income—Note B	8,123
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	1,772
Affiliated Funds Sold[1]	(1,263)
Realized Net Gain (Loss)	509
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(50,376)
Net Increase (Decrease) in Net Assets Resulting from Operations	(41,744)
1	Includes ($580,000) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Total Corporate Bond ETF
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,123	17,944
Realized Net Gain (Loss)	509	10,516
Change in Unrealized Appreciation (Depreciation)	(50,376)	(18,980)
Net Increase (Decrease) in Net Assets Resulting from Operations	(41,744)	9,480
Distributions
Total Distributions	(8,246)	(17,930)
Capital Share Transactions
Issued	30,403	389,344
Issued in Lieu of Cash Distributions	—	—
Redeemed	(41,120)	(304,510)
Net Increase (Decrease) from Capital Share Transactions	(10,717)	84,834
Total Increase (Decrease)	(60,707)	76,384
Net Assets
Beginning of Period	695,068	618,684
End of Period	634,361	695,068
See accompanying Notes, which are an integral part of the Financial Statements.
7

Total Corporate Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,			November 7, 2017[1] to August 31, 2018
		2021	2020	2019
Net Asset Value, Beginning of Period	$92.55	$92.62	$89.19	$81.59	$85.00
Investment Operations
Net Investment Income[2]	1.057	2.229	2.638	2.825	2.081
Capital Gain Distributions Received[2]	.231	.053	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(6.695)	(.131)	3.614	7.717	(3.445)
Total from Investment Operations	(5.407)	2.151	6.252	10.542	(1.364)
Distributions
Dividends from Net Investment Income	(1.061)	(2.221)	(2.822)	(2.942)	(2.046)
Distributions from Realized Capital Gains	(.012)	—	—	—	—
Total Distributions	(1.073)	(2.221)	(2.822)	(2.942)	(2.046)
Net Asset Value, End of Period	$86.07	$92.55	$92.62	$89.19	$81.59
Total Return	-5.90%	2.37%	7.18%	13.29%	-1.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$634	$695	$619	$203	$55
Ratio of Total Expenses to Average Net Assets	—	—	—	—	— [3]
Acquired Fund Fees and Expenses	0.04%	0.04%	0.05%	0.05%	0.07% [3]
Ratio of Net Investment Income to Average Net Assets	2.36%	2.43%	2.94%	3.38%	3.10% [3]
Portfolio Turnover Rate[4]	5%	10%	40%	12%	4%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Total Corporate Bond ETF
Notes to Financial Statements
Vanguard Total Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund seeks to match the perfomance of its target index by investing in select bond index ETF's. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
9

Total Corporate Bond ETF
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended February 28, 2022, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2022, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
D.  As of February 28, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	682,426
Gross Unrealized Appreciation	43
Gross Unrealized Depreciation	(48,107)
Net Unrealized Appreciation (Depreciation)	(48,064)
10

Total Corporate Bond ETF
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $178,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  Capital shares issued and redeemed were:
	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	Shares (000)	Shares (000)
Issued	330	4,200
Issued in Lieu of Cash Distributions	—	—
Redeemed	(470)	(3,370)
Net Increase (Decrease) in Shares Outstanding	(140)	830
11

Total Corporate Bond ETF
F.   Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Aug. 31, 2021 Market Value ($000)	Purchases at Cost[1] ($000)	Proceeds from Securities Sold[2] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Feb. 28, 2022 Market Value ($000)
Vanguard Intermediate-Term Corporate Bond ETF	197,418	16,878	21,252	(339)	(13,594)	2,174	1,252	179,111
Vanguard Long-Term Corporate Bond ETF	270,620	29,629	30,419	(670)	(28,410)	4,227	—	240,750
Vanguard Market Liquidity Fund	24	NA [3]	NA [3]	—	—	—	—	208
Vanguard Short-Term Corporate Bond ETF	226,998	21,137	25,216	(254)	(8,372)	1,722	520	214,293
Total	695,060	67,644	76,887	(1,263)	(50,376)	8,123	1,772	634,362
1	Includes $30,401,000 of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.
2	Includes $41,113,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
3	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
12

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q9852 042022

Semiannual Report  |  February 28, 2022
Vanguard Total World Bond ETF

Contents
About Your Fund's Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The Total World Bond ETF has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Total World Bond ETF.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2022
Total World Bond ETF	Beginning Account Value 8/31/2021	Ending Account Value 2/28/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$ 960.20	$0.24
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.55	0.25
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying funds' annualized expense figure for that period is 0.05%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Total World Bond ETF
Underlying Vanguard Funds
As of February 28, 2022
Vanguard Total International Bond ETF	51.2%
Vanguard Total Bond Market ETF	48.8
The table reflects the fund's investments, except for short-term investments.
3

Total World Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Bond Fund (48.8%)
Vanguard Total Bond Market ETF	3,554,625	291,195
International Bond Fund (51.2%)
Vanguard Total International Bond ETF	5,687,827	305,266
Total Investment Companies (Cost $631,242)		596,461
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.138% (Cost $124)	1,238	124
Total Investments (100.0%) (Cost $631,366)		596,585
Other Assets and Liabilities—Net (0.0%)		1
Net Assets (100%)		596,586
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total World Bond ETF
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $631,366)	596,585
Receivables for Investment Securities Sold	720
Total Assets	597,305
Liabilities
Payables for Investment Securities Purchased	719
Total Liabilities	719
Net Assets	596,586
At February 28, 2022, net assets consisted of:

Paid-in Capital	629,297
Total Distributable Earnings (Loss)	(32,711)
Net Assets	596,586

Net Assets
Applicable to 7,840,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	596,586
Net Asset Value Per Share	$76.10
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total World Bond ETF
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	10,299
Net Investment Income—Note B	10,299
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	2,353
Affiliated Funds Sold[1]	327
Realized Net Gain (Loss)	2,680
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(36,890)
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,911)
1	Includes $864,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Total World Bond ETF
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,299	7,151
Realized Net Gain (Loss)	2,680	659
Change in Unrealized Appreciation (Depreciation)	(36,890)	(6,066)
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,911)	1,744
Distributions
Total Distributions	(10,891)	(7,139)
Capital Share Transactions
Issued	84,813	151,909
Issued in Lieu of Cash Distributions	—	—
Redeemed	(34,893)	(12,797)
Net Increase (Decrease) from Capital Share Transactions	49,920	139,112
Total Increase (Decrease)	15,118	133,717
Net Assets
Beginning of Period	581,468	447,751
End of Period	596,586	581,468
See accompanying Notes, which are an integral part of the Financial Statements.
7

Total World Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,		September 4, 2018[1] to August 31, 2019
		2021	2020
Net Asset Value, Beginning of Period	$80.76	$81.56	$80.97	$75.00
Investment Operations
Net Investment Income[2]	1.388	1.108	2.125	2.004
Capital Gain Distributions Received[2]	.317	.146	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(4.875)	(.929)	.782	6.071
Total from Investment Operations	(3.170)	.325	2.907	8.075
Distributions
Dividends from Net Investment Income	(1.411)	(1.125)	(2.317)	(2.105)
Distributions from Realized Capital Gains	(.079)	—	—	—
Total Distributions	(1.490)	(1.125)	(2.317)	(2.105)
Net Asset Value, End of Period	$76.10	$80.76	$81.56	$80.97
Total Return	-3.98%	0.40%	3.69%	11.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$597	$581	$448	$160
Ratio of Total Expenses to Average Net Assets	—	—	—	— [3]
Acquired Fund Fees and Expenses	0.05%	0.06%	0.06%	0.06% [3]
Ratio of Net Investment Income to Average Net Assets	3.55%	1.37%	2.64%	2.62% [3]
Portfolio Turnover Rate[4]	4%	10%	19%	8%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Total World Bond ETF
Notes to Financial Statements
Vanguard Total World Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund seeks to match the performance of its target index by investing in select bond index ETF's. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
9

Total World Bond ETF
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended February 28, 2022, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2022, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
D.  As of February 28, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	632,276
Gross Unrealized Appreciation	111
Gross Unrealized Depreciation	(35,802)
Net Unrealized Appreciation (Depreciation)	(35,691)
10

Total World Bond ETF
E.  Capital shares issued and redeemed were:
	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	Shares (000)	Shares (000)
Issued	1,080	1,870
Issued in Lieu of Cash Distributions	—	—
Redeemed	(440)	(160)
Net Increase (Decrease) in Shares Outstanding	640	1,710
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Aug. 31, 2021 Market Value ($000)	Purchases at Cost[1] ($000)	Proceeds from Securities Sold[2] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Feb. 28, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	20	NA [3]	NA [3]	—	—	—	—	124
Vanguard Total Bond Market ETF	276,830	56,072	26,369	432	(15,770)	2,684	433	291,195
Vanguard Total International Bond ETF	304,590	54,190	32,289	(105)	(21,120)	7,615	1,920	305,266
Total	581,440	110,262	58,658	327	(36,890)	10,299	2,353	596,585
1	Includes $84,803,000 of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.
2	Includes $34,891,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
3	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
11

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q30612 042022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications filed herewith.

(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 20, 2022

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 20, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.